As filed with the Securities and Exchange Commission on April 18, 2019
1933 Act Registration No. 333-193276
1940 Act Registration No. 811-09763

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 12
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 484
Lincoln New York Account N for Variable Annuities
(Exact Name of Registrant)
Lincoln Investor Advantage®
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Name of Depositor)
120 Madison Street, Suite 1310
Syracuse, New York 13202
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (315) 428-8400
Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
120 Madison Street, Suite 1310
Syracuse, New York 13202
(Name and Address of Agent for Service)
Copy to:
Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2019, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on _____________ pursuant to paragraph (a)(1) of Rule 485
Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

Prospectus 1

Lincoln Investor Advantage® Individual Variable Annuity Contracts
Lincoln New York Account N for Variable Annuities
May 1, 2019
Home Office:
Lincoln Life & Annuity Company of New York
120 Madison Street, Suite 1310
Syracuse, NY 13202
www.LincolnFinancial.com
Servicing Office:
Lincoln Life & Annuity Company of New York
PO Box 2348
Fort Wayne, IN 46801-2348
1-888-868-2583

This prospectus describes individual flexible premium deferred variable annuity contracts that are issued by Lincoln Life & Annuity Company of New York (Lincoln New York or Company). Two separate contracts are offered in this prospectus, each of which has different features and charges. You must choose from one of the following contracts:
•	Lincoln Investor Advantage® B-Share
•	Lincoln Investor Advantage® C-Share
In deciding which contract to purchase, you should consider which features are important to you, and the amount of separate account and surrender charges you are willing to bear relative to your needs. In deciding whether to purchase any of the optional benefits, you should consider the desirability of the benefit relative to its additional cost and to your needs.
These contracts can be purchased as either nonqualified annuities or qualified retirement annuities under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. You receive tax deferral for an IRA whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for purchasing a qualified annuity contract.
The contract is designed to accumulate Contract Value and to provide retirement income over a certain period of time or for life subject to certain conditions. This contract also offers a Death Benefit payable upon the death of the Contractowner or Annuitant. This prospectus is used by both new purchasers and current Contractowners.
The minimum initial Purchase Payment for the contract is $10,000. The minimum initial Contract Value for nonqualified C-Share contracts where i4LIFE® Advantage is elected, and where the Contractowner, joint owner and/or Annuitant are ages 86 to 89 (subject to additional terms and limitations, and Servicing Office approval) is $50,000. Additional Purchase Payments may be made to the contract, subject to certain restrictions, and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually. We reserve the right to limit, restrict, or suspend Purchase Payments made to the contract upon advance written notice.
Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. If any portion of your Contract Value is in the fixed account, we promise to pay you your principal and a minimum interest rate. We may impose restrictions on the fixed account for the life of your contract or during certain periods. At this time, the only fixed account available is for dollar cost averaging purposes (applicable to B-Share only).
We offer variable annuity contracts that may offer different investment options, features, and optional benefits. You should carefully consider whether or not this contract is the best product for you.
All Purchase Payments for benefits on a variable basis will be placed in Lincoln New York Account N for Variable Annuities (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln New York. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract’s variable options (“Subaccounts”), which, in turn, invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the Subaccounts or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.
The available funds are listed below:
1

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Oppenheimer International Growth Fund
Invesco Oppenheimer Main Street Small Cap Fund®
Invesco V.I. Balanced-Risk Allocation Fund
Invesco V.I. Comstock Fund
Invesco V.I. Diversified Dividend Fund
Invesco V.I. Equally-Weighted S&P 500 Fund1
Invesco V.I. Equity and Income Fund
Invesco V.I. International Growth Fund
AllianceBernstein Variable Products Series Fund
AB VPS Small/Mid Cap Value Portfolio
ALPS Variable Investment Trust
ALPS/Alerian Energy Infrastructure Portfolio
ALPS/Red Rocks Listed Private Equity Portfolio
ALPS/Stadion Core ETF Portfolio
ALPS/Stadion Tactical Growth Portfolio
American Century Variable Portfolios, Inc.:
American Century VP Balanced Fund
American Century VP Large Company Value Fund
American Funds Insurance Series®
American Funds Asset Allocation Fund
American Funds Blue Chip Income and Growth Fund
American Funds Capital Income Builder®
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
American Funds Mortgage Fund
American Funds New World Fund®
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Columbia Funds Variable Insurance Trust
Columbia VP Strategic Income Fund
Columbia Funds Variable Insurance Trust II
Columbia VP Commodity Strategy Fund
Columbia VP Emerging Markets Bond Fund
Delaware VIP® Trust
Delaware VIP® Diversified Income Series
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
Delaware VIP® Small Cap Value Series
Delaware VIP® Smid Cap Core Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Deutsche DWS Variable Series II
DWS Alternative Asset Allocation VIP Portfolio
Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund
Fidelity® Variable Insurance Products
Fidelity® VIP Balanced Portfolio*
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Growth Portfolio
Fidelity® VIP Mid Cap Portfolio
Fidelity® VIP Strategic Income Portfolio
First Trust Variable Insurance Trust
First Trust Dorsey Wright Tactical Core Portfolio
First Trust Multi Income Allocation Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio2
Franklin Templeton Variable Insurance Products Trust
Franklin Allocation VIP Fund
(formerly Franklin Founding Funds Allocation VIP Fund)
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Rising Dividends VIP Fund
Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Templeton Foreign VIP Fund
Templeton Global Bond VIP Fund
Goldman Sachs Variable Insurance Trust
Goldman Sachs VIT Government Money Market Fund*
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio
Hartford Series Fund, Inc.
Hartford Capital Appreciation HLS Fund
Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy Portfolio
Ivy VIP Energy Portfolio
Ivy VIP High Income Portfolio
Ivy VIP Mid Cap Growth Portfolio
Ivy VIP Science and Technology Portfolio
Ivy VIP Small Cap Growth Portfolio
JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan Insurance Trust Global Allocation Portfolio*
JPMorgan Insurance Trust Income Builder Portfolio
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Portfolio
ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Mid Cap Portfolio
QS Variable Conservative Growth
Lincoln Variable Insurance Products Trust
LVIP American Balanced Allocation Fund
LVIP American Growth Allocation Fund
LVIP American Preservation Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Advantage Allocation Fund
(formerly LVIP BlackRock Scientific Allocation Fund)
LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP BlackRock Global Real Estate Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Dimensional/Vanguard Total Bond Fund
2

LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Income Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Goldman Sachs Income Builder Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP Loomis Sayles Global Growth Fund*
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSAG Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Emerging Markets Equity Index Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund3
LVIP SSGA Short-Term Bond Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Growth Stock Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Capital Growth Fund
LVIP Wellington Mid-Cap Value Fund
LVIP Western Asset Core Bond Fund
Lord Abbett Series Fund, Inc.
Lord Abbett Series Fund Bond Debenture Portfolio
Lord Abbett Series Fund Developing Growth Portfolio
Lord Abbett Series Fund Short Duration Income Portfolio
MFS® Variable Insurance Trust
MFS® VIT Growth Series
MFS® VIT Total Return Series
MFS® VIT Utilities Series
MFS® Variable Insurance Trust II
MFS® VIT II International Value Series
Morgan Stanley Variable Insurance Fund Inc. (VIF)
Morgan Stanley VIF Global Infrastructure Portfolio
Oppenheimer Variable Account Funds
Oppenheimer International Growth Fund/VA*
Oppenheimer Main Street Small Cap Fund®/VA*
PIMCO Variable Insurance Trust
PIMCO VIT All Asset All Authority Portfolio
PIMCO VIT CommodityRealReturn® Strategy Portfolio*
PIMCO VIT Emerging Markets Bond Portfolio*
PIMCO VIT Unconstrained Bond Portfolio*
Putnam Variable Trust
Putnam VT George Putnam Balanced Fund
Putnam VT Global Health Care Fund
Putnam VT Income Fund
Putnam VT Multi-Asset Absolute Return Fund
Rydex Variable Trust
Guggenheim VT Long Short Equity
Guggenheim VT Multi-Hedge Strategies
SEI Insurance Products Trust
SEI VP Market Growth Strategy Fund
SEI VP Market Plus Strategy Fund
VanEck VIP Trust
VanEck VIP Global Hard Assets Fund
Virtus Variable Insurance Trust
Virtus Newfleet Multi-Sector Intermediate Bond Series
*Not all funds are available in all contracts. Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.
[1]	Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.
[2]	Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
[3]	The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensees. S&P®, S&P GSCI® and the Index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by the licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have any liability for any errors, omissions, or interruptions of the Index.
3

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the funds’ shareholder reports from us by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and we will notify you by mail each time a report is posted and will provide you with a website link to access the report. We will also provide instructions for requesting paper copies.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by following the instructions we have provided.
You may elect to receive all future reports in paper free of charge by informing us that you wish to continue receiving paper copies of your shareholder reports by contacting us at the telephone number listed on the first page of this prospectus. Your election to receive reports in paper will apply to all funds available under your contract.
This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.
Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln New York and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.
4

5

Special Terms
In this prospectus, the following terms have the indicated meanings:
Access Period—Under i4LIFE® Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.
Account or Variable Annuity Account (VAA)—The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.
Account Value—Under i4LIFE® Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE® Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments and withdrawals.
Account Value Death Benefit—Provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment.
Accumulation Unit—A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE® Advantage Account Value during the Access Period.
Annuitant—The person upon whose life the annuity benefit payments are based, and upon whose death a Death Benefit may be paid.
Annuity Commencement Date—The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE® Advantage).
Annuity Payout—A regularly scheduled payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE® Advantage has been elected). Payments may be variable or fixed, or a combination of both.
Annuity Unit—A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date.
Beneficiary—The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.
Contractowner (you, your, owner)—The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.
Contract Value (may be referred to as Account Value in marketing materials)—At any given time before the Annuity Commencement Date, the total value of all Accumulation Units of a contract, plus the value of the fixed side of the contract, if any.
Contract Year—Each 12-month period starting with the effective date of the contract and starting with each contract anniversary after that.
Death Benefit—Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies. As an alternative, the Contractowner may receive a Death Benefit on the death of the Annuitant prior to the Annuity Commencement Date.
Good Order—The actual receipt at our Servicing Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to complete the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.
Large Account Credit—The additional amount credited to the contract if the applicable threshold of value in your Subaccounts is met.
Lifetime Income Period—Under i4LIFE® Advantage, the period of time following the Access Period during which we make Regular Income Payments to you for the rest of your life (and Secondary Life, if applicable). During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.
Lincoln New York (we, us, our, Company)—Lincoln Life & Annuity Company of New York.
Periodic Income Commencement Date—The Valuation Date on which the amount of i4LIFE® Advantage Regular Income Payments are determined.
Purchase Payments—Amounts paid into the contract other than Large Account Credits.
Regular Income Payments—The variable, periodic income payments paid under i4LIFE® Advantage.
Secondary Life—Under i4LIFE® Advantage, the person designated by the Contractowner upon whose life the annuity payments will also be contingent.
Subaccount—Each portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.
Valuation Date—Each day the New York Stock Exchange (NYSE) is open for trading.
Valuation Period—The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation Date) and ending at the close of such trading on the next Valuation Date.

6

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or the fixed account (if available). State premium taxes may also be deducted. Currently there is no premium tax levied for New York residents.
CONTRACTOWNER TRANSACTION EXPENSES
Accumulation Phase:
	B-Share	C-Share
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):[1]	7.00%	N/A
Transfer charge:[2]	up to $25	$25
[1]	The surrender charge percentage is reduced over a 5-year period at the following rates: 7%, 6%, 5%, 4%, 3%. We may reduce or waive this charge in certain situations. There is no surrender charge for C-Share. See Charges and Other Deductions - Surrender Charge.
[2]	The transfer charge will not be imposed on the first 12 transfers during a Contract Year. We reserve the right to charge a $25 fee for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging and portfolio rebalancing transfers.

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE® Advantage rider.
•	Table A reflects the expenses for a contract that has not elected i4LIFE® Advantage (Base contract).
•	Table B reflects the expenses for a contract that has elected i4LIFE® Advantage.

TABLE A
Expenses for a Contract that has not Elected i4LIFE® Advantage (Base contract)
	B-Share	C-Share
Annual Account Fee:[1]	$35	$35
Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts)[2]
Guaranteed Maximum and Current Product Charges:
Account Value Death Benefit
Mortality and Expense Risk Charge	1.00%	1.15%
Administrative Charge	0.10%	0.10%
Total Separate Account Expenses	1.10%	1.25%
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	The mortality and expense risk charge is 1.00% and the administrative charge rate is 0.10% on and after the Annuity Commencement Date for all contracts. If your Contract Value had reached the $1 million threshold immediately prior to the beginning of the Annuity Commencement Date, this charge will be reduced by 0.15%.

TABLE B
Expenses for a Contract that has Elected i4LIFE® Advantage
	B-Share	C-Share
Annual Account Fee:[1]	$35	$35
i4LIFE® Advantage[2]
7

Guaranteed Maximum and Current Product Charges:
Account Value Death Benefit	1.50%	1.65%
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. See Charges and Other Deductions – i4LIFE® Advantage Rider Charge for more information. This charge continues during the Access Period. The i4LIFE® Advantage charge is 1.50% during the Lifetime Income Period. If your Contract Value had reached the $1 million threshold immediately prior to the beginning of the Lifetime Income Period under i4LIFE® Advantage, this charge will be reduced by 0.15%.

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2018, adjusted to reflect anticipated changes in fees and expenses, or, for new portfolios, are based on estimates for the current fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.47%	3.57%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.43%	3.51%
*Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2020. There can be no assurance that fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each fund prospectus, and they may not cover certain expenses such as extraordinary expenses. Certain of these arrangements may provide that amounts previously waived or reimbursed may be recovered in future years. See each fund prospectus for complete information regarding annual operating expenses and any waivers or reimbursements in effect for a particular fund.
The following table shows the expenses charged by each fund for the year ended December 31, 2018:
(as a percentage of each fund’s average net assets):
	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
AB VPS Small/Mid Cap Value Portfolio - Class B	0.75%		0.25%		0.06%		0.00%		1.06%	0.00%	1.06%
ALPS/Alerian Energy Infrastructure Portfolio - Class III	0.70%		0.25%		0.39%		0.00%		1.34%	-0.04%	1.30%
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	0.90%		0.25%		0.52%		0.54%		2.21%	-0.22%	1.99%
ALPS/Stadion Core ETF Portfolio - Class III	0.50%		0.25%		0.54%		0.09%		1.38%	-0.14%	1.24%
ALPS/Stadion Tactical Growth Portfolio - Class III	0.75%		0.25%		0.92%		0.20%		2.12%	-0.62%	1.50%
American Century VP Balanced Fund - Class II	0.90%		0.25%		0.01%		0.00%		1.16%	-0.16%	1.00%
American Century VP Large Company Value Fund - Class II	0.80%		0.25%		0.01%		0.00%		1.06%	-0.14%	0.92%
American Funds Asset Allocation Fund - Class 4	0.27%		0.25%		0.27%		0.00%		0.79%	0.00%	0.79%
American Funds Blue Chip Income and Growth Fund - Class 4	0.39%		0.25%		0.27%		0.00%		0.91%	0.00%	0.91%
American Funds Capital Income Builder® - Class 4	0.50%		0.25%		0.29%		0.00%		1.04%	0.00%	1.04%
American Funds Global Growth Fund - Class 4	0.52%		0.25%		0.28%		0.00%		1.05%	0.00%	1.05%
American Funds Global Small Capitalization Fund - Class 4	0.70%		0.25%		0.29%		0.00%		1.24%	0.00%	1.24%
American Funds Growth Fund - Class 4	0.32%		0.25%		0.27%		0.00%		0.84%	0.00%	0.84%
American Funds Growth-Income Fund - Class 4	0.26%		0.25%		0.27%		0.00%		0.78%	0.00%	0.78%
American Funds International Fund - Class 4	0.49%		0.25%		0.29%		0.00%		1.03%	0.00%	1.03%
American Funds Mortgage Fund - Class 4	0.42%		0.25%		0.31%		0.00%		0.98%	0.00%	0.98%
American Funds New World Fund® - Class 4	0.70%		0.25%		0.31%		0.00%		1.26%	0.00%	1.26%
8

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
BlackRock Global Allocation V.I. Fund - Class III	0.63%		0.25%		0.26%		0.01%		1.15%	-0.14%	1.01%
ClearBridge Variable Aggressive Growth Portfolio - Class II	0.75%		0.25%		0.04%		0.00%		1.04%	0.00%	1.04%
ClearBridge Variable Large Cap Growth Portfolio - Class II	0.70%		0.25%		0.12%		0.00%		1.07%	-0.01%	1.06%
ClearBridge Variable Mid Cap Portfolio - Class II	0.75%		0.25%		0.11%		0.00%		1.11%	-0.01%	1.10%
Columbia VP Commodity Strategy Fund - Class 2	0.63%		0.25%		0.03%		0.00%		0.91%	0.00%	0.91%
Columbia VP Emerging Markets Bond Fund - Class 2	0.60%		0.25%		0.17%		0.00%		1.02%	0.00%	1.02%
Columbia VP Strategic Income Fund - Class 2	0.60%		0.25%		0.17%		0.00%		1.02%	-0.08%	0.94%
Delaware VIP® Diversified Income Series - Service Class	0.58%		0.30%		0.07%		0.00%		0.95%	-0.05%	0.90%
Delaware VIP® Emerging Markets Series - Service Class	1.24%		0.30%		0.10%		0.00%		1.64%	-0.06%	1.58%
Delaware VIP® REIT Series - Service Class	0.75%		0.30%		0.08%		0.00%		1.13%	0.00%	1.13%
Delaware VIP® Small Cap Value Series - Service Class	0.71%		0.30%		0.06%		0.00%		1.07%	0.00%	1.07%
Delaware VIP® Smid Cap Core Series - Service Class	0.74%		0.30%		0.07%		0.00%		1.11%	0.00%	1.11%
Delaware VIP® U.S. Growth Series - Service Class	0.65%		0.30%		0.08%		0.00%		1.03%	0.00%	1.03%
Delaware VIP® Value Series - Service Class	0.63%		0.30%		0.06%		0.00%		0.99%	0.00%	0.99%
DWS Alternative Asset Allocation VIP Portfolio - Class B	0.56%		0.25%		0.27%		0.69%		1.77%	-0.62%	1.15%
Eaton Vance VT Floating-Rate Income Fund - Initial Class	0.58%		0.25%		0.34%		0.00%		1.17%	0.00%	1.17%
Fidelity® VIP Balanced Portfolio - Service Class 2	0.39%		0.25%		0.10%		0.00%		0.74%	0.00%	0.74%
Fidelity® VIP Contrafund® Portfolio - Service Class 2	0.54%		0.25%		0.08%		0.00%		0.87%	0.00%	0.87%
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	0.25%		0.25%		0.00%		0.43%		0.93%	-0.15%	0.78%
Fidelity® VIP Growth Portfolio - Service Class 2	0.54%		0.25%		0.09%		0.00%		0.88%	0.00%	0.88%
Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.54%		0.25%		0.08%		0.00%		0.87%	0.00%	0.87%
Fidelity® VIP Strategic Income Portfolio - Service Class 2	0.56%		0.25%		0.11%		0.00%		0.92%	0.00%	0.92%
First Trust Dorsey Wright Tactical Core Portfolio – Class I	0.35%		0.25%		0.80%		0.56%		1.96%	-0.66%	1.30%
First Trust Multi Income Allocation Portfolio - Class I	0.60%		0.25%		1.24%		0.27%		2.36%	-1.26%	1.10%
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	0.60%		0.25%		0.37%		0.00%		1.22%	-0.02%	1.20%
Franklin Allocation VIP Fund - Class 4	0.55%		0.35%		0.03%		0.03%		0.96%	-0.04%	0.92%
Franklin Income VIP Fund - Class 4	0.46%		0.35%		0.01%		0.02%		0.84%	-0.02%	0.82%
Franklin Mutual Shares VIP Fund - Class 4	0.68%		0.35%		0.03%		0.01%		1.07%	0.00%	1.07%
Franklin Rising Dividends VIP Fund - Class 4	0.61%		0.35%		0.01%		0.00%		0.97%	0.00%	0.97%
Franklin Small Cap Value VIP Fund - Class 4	0.63%		0.35%		0.03%		0.01%		1.02%	-0.01%	1.01%
Franklin Small-Mid Cap Growth VIP Fund - Class 4	0.80%		0.35%		0.06%		0.01%		1.22%	-0.01%	1.21%
Goldman Sachs VIT Government Money Market Fund - Service Shares	0.16%		0.25%		0.06%		0.00%		0.47%	-0.04%	0.43%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	0.15%		0.15%		1.63%		0.83%		2.76%	-1.31%	1.45%
Guggenheim VT Long Short Equity	0.90%		0.00%		0.72%		0.00%		1.62%	0.00%	1.62%
Guggenheim VT Multi-Hedge Strategies	1.17%		0.00%		0.37%		0.18%		1.72%	-0.02%	1.70%
Hartford Capital Appreciation HLS Fund - Class IC	0.64%		0.25%		0.28%		0.00%		1.17%	0.00%	1.17%
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	0.91%		0.25%		0.19%		0.16%		1.51%	-0.46%	1.05%
Invesco V.I. Comstock Fund - Series II Shares	0.57%		0.25%		0.18%		0.01%		1.01%	0.00%	1.01%
Invesco V.I. Diversified Dividend Fund - Series II Shares	0.47%		0.25%		0.18%		0.01%		0.91%	-0.01%	0.90%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	0.12%		0.25%		0.19%		0.00%		0.56%	0.00%	0.56%
Invesco V.I. Equity and Income Fund - Series II Shares	0.38%		0.25%		0.17%		0.01%		0.81%	-0.01%	0.80%
Invesco V.I. International Growth Fund - Series II Shares	0.71%		0.25%		0.22%		0.01%		1.19%	-0.01%	1.18%
Ivy VIP Asset Strategy Portfolio - Class II	0.70%		0.25%		0.08%		0.00%		1.03%	0.00%	1.03%
9

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
Ivy VIP Energy Portfolio - Class II	0.85%		0.25%		0.09%		0.00%		1.19%	0.00%	1.19%
Ivy VIP High Income Portfolio - Class II	0.61%		0.25%		0.05%		0.00%		0.91%	0.00%	0.91%
Ivy VIP Mid Cap Growth Portfolio - Class II	0.85%		0.25%		0.05%		0.00%		1.15%	-0.05%	1.10%
Ivy VIP Science and Technology Portfolio - Class II	0.85%		0.25%		0.06%		0.00%		1.16%	0.00%	1.16%
Ivy VIP Small Cap Growth Portfolio - Class II	0.85%		0.25%		0.06%		0.00%		1.16%	-0.02%	1.14%
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	0.40%		0.25%		0.19%		0.00%		0.84%	0.00%	0.84%
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	0.60%		0.25%		0.52%		0.13%		1.50%	-0.31%	1.19%
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	0.45%		0.25%		0.68%		0.08%		1.46%	-0.54%	0.92%
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	0.47%		0.00%		0.43%		0.00%		0.90%	0.00%	0.90%
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	0.75%		0.00%		0.56%		0.00%		1.31%	-0.27%	1.04%
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	0.35%		0.00%		0.57%		0.00%		0.92%	0.00%	0.92%
LVIP American Balanced Allocation Fund - Service Class	0.25%		0.35%		0.05%		0.39%		1.04%	-0.05%	0.99%
LVIP American Growth Allocation Fund - Service Class	0.25%		0.35%		0.05%		0.40%		1.05%	-0.05%	1.00%
LVIP American Preservation Fund - Service Class	0.25%		0.35%		0.05%		0.33%		0.98%	-0.10%	0.88%
LVIP Baron Growth Opportunities Fund - Service Class	1.00%		0.25%		0.08%		0.00%		1.33%	-0.15%	1.18%
LVIP BlackRock Advantage Allocation Fund - Service Class	0.65%		0.25%		0.36%		0.00%		1.26%	-0.28%	0.98%
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	0.72%		0.25%		0.09%		0.01%		1.07%	-0.13%	0.94%
LVIP BlackRock Global Real Estate Fund - Service Class	0.68%		0.25%		0.11%		0.00%		1.04%	-0.02%	1.02%
LVIP BlackRock Inflation Protected Bond Fund - Service Class	0.42%		0.25%		0.07%		0.00%		0.74%	0.00%	0.74%
LVIP Delaware Bond Fund - Service Class	0.31%		0.35%		0.07%		0.00%		0.73%	0.00%	0.73%
LVIP Delaware Diversified Floating Rate Fund - Service Class	0.58%		0.25%		0.08%		0.00%		0.91%	-0.03%	0.88%
LVIP Delaware Social Awareness Fund - Service Class	0.38%		0.35%		0.08%		0.00%		0.81%	0.00%	0.81%
LVIP Delaware Wealth Builder Fund - Service Class	0.63%		0.25%		0.17%		0.00%		1.05%	-0.09%	0.96%
LVIP Dimensional International Core Equity Fund - Service Class	0.75%		0.25%		0.25%		0.00%		1.25%	-0.32%	0.93%
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	0.25%		0.25%		0.06%		0.53%		1.09%	-0.04%	1.05%
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	0.34%		0.35%		0.08%		0.00%		0.77%	0.00%	0.77%
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	0.72%		0.25%		0.07%		0.00%		1.04%	-0.29%	0.75%
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	0.25%		0.25%		0.06%		0.32%		0.88%	0.00%	0.88%
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	0.25%		0.25%		0.06%		0.13%		0.69%	-0.05%	0.64%
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	0.64%		0.25%		0.09%		0.01%		0.99%	0.00%	0.99%
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	0.75%		0.25%		0.24%		0.42%		1.66%	-0.57%	1.09%
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.21%		0.42%		1.13%	-0.13%	1.00%
LVIP Global Growth Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.05%		0.45%		1.00%	0.00%	1.00%
LVIP Global Income Fund - Service Class	0.65%		0.25%		0.10%		0.01%		1.01%	-0.07%	0.94%
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.05%		0.46%		1.01%	0.00%	1.01%
LVIP Goldman Sachs Income Builder Fund - Service Class	0.65%		0.25%		0.37%		0.02%		1.29%	-0.27%	1.02%
LVIP Government Money Market Fund - Service Class	0.38%		0.25%		0.11%		0.00%		0.74%	0.00%	0.74%
LVIP JPMorgan High Yield Fund - Service Class	0.63%		0.25%		0.08%		0.00%		0.96%	-0.03%	0.93%
LVIP JPMorgan Retirement Income Fund - Service Class	0.75%		0.25%		0.12%		0.24%		1.36%	-0.39%	0.97%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	0.70%		0.25%		0.08%		0.01%		1.04%	0.00%	1.04%
LVIP Loomis Sayles Global Growth Fund - Service Class	0.68%		0.35%		0.33%		0.00%		1.36%	-0.24%	1.12%
10

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
LVIP MFS International Growth Fund - Service Class	0.82%		0.25%		0.08%		0.00%		1.15%	-0.10%	1.05%
LVIP MFS Value Fund - Service Class	0.61%		0.25%		0.07%		0.00%		0.93%	0.00%	0.93%
LVIP Mondrian International Value Fund - Service Class	0.68%		0.25%		0.08%		0.00%		1.01%	0.00%	1.01%
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	0.25%		0.35%		0.15%		0.60%		1.35%	-0.18%	1.17%
LVIP PIMCO Low Duration Bond Fund - Service Class	0.50%		0.25%		0.30%		0.00%		1.05%	-0.04%	1.01%
LVIP SSGA Bond Index Fund - Service Class	0.40%		0.25%		0.08%		0.00%		0.73%	-0.13%	0.60%
LVIP SSGA Conservative Index Allocation Fund - Service Class	0.15%		0.25%		0.10%		0.31%		0.81%	-0.05%	0.76%
LVIP SSGA Conservative Structured Allocation Fund - Service Class	0.15%		0.25%		0.08%		0.33%		0.81%	0.00%	0.81%
LVIP SSGA Developed International 150 Fund - Service Class	0.33%		0.25%		0.08%		0.00%		0.66%	-0.01%	0.65%
LVIP SSGA Emerging Markets 100 Fund - Service Class	0.34%		0.25%		0.11%		0.00%		0.70%	-0.01%	0.69%
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	0.34%		0.25%		0.14%		0.00%		0.73%	0.00%	0.73%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	0.40%		0.25%		0.05%		0.25%		0.95%	-0.10%	0.85%
LVIP SSGA International Index Fund - Service Class	0.40%		0.25%		0.11%		0.00%		0.76%	-0.12%	0.64%
LVIP SSGA International Managed Volatility Fund - Service Class	0.23%		0.25%		0.07%		0.38%		0.93%	-0.05%	0.88%
LVIP SSGA Large Cap 100 Fund - Service Class	0.31%		0.25%		0.07%		0.00%		0.63%	-0.01%	0.62%
LVIP SSGA Mid-Cap Index Fund - Service Class	0.27%		0.25%		0.09%		0.00%		0.61%	0.00%	0.61%
LVIP SSGA Moderate Index Allocation Fund - Service Class	0.15%		0.25%		0.06%		0.30%		0.76%	0.00%	0.76%
LVIP SSGA Moderate Structured Allocation Fund - Service Class	0.15%		0.25%		0.05%		0.34%		0.79%	0.00%	0.79%
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	0.15%		0.25%		0.06%		0.30%		0.76%	0.00%	0.76%
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	0.15%		0.25%		0.06%		0.35%		0.81%	0.00%	0.81%
LVIP SSGA S&P 500 Index Fund - Service Class	0.17%		0.25%		0.07%		0.00%		0.49%	0.00%	0.49%
LVIP SSGA Short-Term Bond Index Fund - Service Class	0.28%		0.25%		0.11%		0.00%		0.64%	-0.03%	0.61%
LVIP SSGA Small-Cap Index Fund - Service Class	0.32%		0.25%		0.07%		0.00%		0.64%	0.00%	0.64%
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	0.33%		0.25%		0.08%		0.00%		0.66%	-0.01%	0.65%
LVIP T. Rowe Price Growth Stock Fund - Service Class	0.63%		0.25%		0.07%		0.00%		0.95%	-0.02%	0.93%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	0.69%		0.25%		0.07%		0.00%		1.01%	0.00%	1.01%
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.21%		0.53%		1.24%	-0.13%	1.11%
LVIP Vanguard Domestic Equity ETF Fund - Service Class	0.25%		0.25%		0.06%		0.07%		0.63%	-0.05%	0.58%
LVIP Vanguard International Equity ETF Fund - Service Class	0.25%		0.25%		0.07%		0.12%		0.69%	-0.05%	0.64%
LVIP Wellington Capital Growth Fund - Service Class	0.68%		0.25%		0.08%		0.00%		1.01%	-0.02%	0.99%
LVIP Wellington Mid-Cap Value Fund - Service Class	0.83%		0.25%		0.09%		0.00%		1.17%	-0.09%	1.08%
LVIP Western Asset Core Bond Fund - Service Class	0.45%		0.25%		0.07%		0.00%		0.77%	0.00%	0.77%
MFS® VIT Growth Series - Service Class	0.71%		0.25%		0.04%		0.00%		1.00%	0.00%	1.00%
MFS® VIT II International Value Portfolio - Service Class	0.85%		0.25%		0.05%		0.00%		1.15%	0.00%	1.15%
MFS® VIT Total Return Series - Service Class	0.67%		0.25%		0.04%		0.00%		0.96%	-0.09%	0.87%
MFS® VIT Utilities Series - Service Class	0.73%		0.25%		0.05%		0.00%		1.03%	0.00%	1.03%
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	0.85%		0.25%		0.49%		0.00%		1.59%	-0.47%	1.12%
Oppenheimer International Growth Fund/VA Service Shares	0.94%		0.25%		0.16%		0.00%		1.35%	-0.10%	1.25%
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	0.68%		0.25%		0.15%		0.00%		1.08%	-0.03%	1.05%
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	0.45%		0.25%		1.57%		1.30%		3.57%	-0.06%	3.51%
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	0.74%		0.25%		1.03%		0.15%		2.17%	-0.15%	2.02%
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	0.85%		0.25%		0.15%		0.00%		1.25%	0.00%	1.25%
11

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	0.85%		0.25%		0.01%		0.00%		1.11%	0.00%	1.11%
Putnam VT George Putnam Balanced Fund - Class IB	0.52%		0.25%		0.19%		0.00%		0.96%	0.00%	0.96%
Putnam VT Global Health Care Fund - Class IB	0.62%		0.25%		0.15%		0.00%		1.02%	0.00%	1.02%
Putnam VT Income Fund - Class IB	0.39%		0.25%		0.20%		0.00%		0.84%	0.00%	0.84%
Putnam VT Multi-Asset Absolute Return Fund - Class IB	0.72%		0.25%		0.78%		0.04%		1.79%	-0.60%	1.19%
QS Variable Conservative Growth - Class II	0.00%		0.25%		0.13%		0.57%		0.95%	0.00%	0.95%
SEI VP Market Growth Strategy Fund - Class III	0.10%		0.30%		0.71%		0.80%		1.91%	-0.21%	1.70%
SEI VP Market Plus Strategy Fund - Class III	0.10%		0.30%		0.72%		0.81%		1.93%	-0.18%	1.75%
Templeton Foreign VIP Fund - Class 4	0.79%		0.35%		0.04%		0.02%		1.20%	-0.02%	1.18%
Templeton Global Bond VIP Fund - Class 4	0.46%		0.35%		0.10%		0.09%		1.00%	-0.11%	0.89%
VanEck VIP Global Hard Assets Fund - Class S Shares	1.00%		0.25%		0.10%		0.00%		1.35%	0.00%	1.35%
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	0.50%		0.25%		0.19%		0.00%		0.94%	0.00%	0.94%
Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase (“redemption fees”) which are not reflected in the table above. As of the date of this prospectus, none have done so. See The Contracts - Market Timing for a discussion of redemption fees.
For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.
EXAMPLES
The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.
The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that i4LIFE® Advantage at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
B-Share	$1,211	$2,030	$2,848	$5,082
C-Share	$525	$1,572	$2,613	$5,192
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
B-Share	$511	$1,530	$2,548	$5,082
C-Share	$525	$1,572	$2,613	$5,192
For more information, see Charges and Other Deductions in this prospectus, and the prospectus for the funds. Premium taxes may also apply, although they do not appear in the examples. The examples do not reflect Large Account Credits. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
Summary of Common Questions
What kind of contract am I buying? It is an individual variable annuity contract between you and Lincoln New York. This prospectus primarily describes the variable side of the contract. You may purchase either of the contracts offered in this prospectus: Lincoln Investor Advantage® B-Share or Lincoln Investor Advantage® C-Share. The B-Share contract provides for lower mortality and expense
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risk charges and has a five-year surrender charge period. The C-Share contract provides for higher mortality and expense risk charges and has no surrender charges. See The Contracts – Contracts Offered in this Prospectus.
What is the Variable Annuity Account (VAA)? It is a separate account we established under New York insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.
What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Purchase Payments to one or more of the Subaccounts, which, in turn, invest in a corresponding underlying fund. Each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account – Description of the Funds. Currently the fixed account is available for dollar cost averaging purposes only.
Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account – Description of the Funds.
How does the contract work? If we approve your application, we will send you a contract. When you make Purchase Payments during the accumulation phase, you buy Accumulation Units on the variable side of the contract and accumulate additional Contract Value through any investments in the fixed account, if available. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts.
What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge. There is an administrative charge in addition to the mortality and expense risk charge. See Charges and Other Deductions.
If you withdraw Purchase Payments, you may pay a surrender charge of a certain percentage of the surrendered or withdrawn Purchase Payment, depending upon which contract you have purchased, and how long those payments have been invested in the contract. For purposes of calculating surrender charges, we assume that all withdrawals prior to the fifth anniversary of the B-Share contract come first from Purchase Payments. We may waive surrender charges in certain situations. The C-Share contract does not have a surrender charge. See Charges and Other Deductions – Surrender Charge.
We reserve the right to charge a $25 fee for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging and portfolio rebalancing transfers. The transfer charge will not be imposed on the first 12 transfers during the Contract Year.
We will deduct any applicable premium tax from Purchase Payments or Contract Value, unless the governmental entity dictates otherwise, at the time the tax is incurred or at another time we choose.
See Expense Tables and Charges and Other Deductions for information regarding additional fees and expenses that may be incurred.
The funds’ investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.
Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE® Advantage, if elected. See The Contracts and Annuity Payouts.
For information about the compensation we pay for sales of contracts, see The Contracts – Distribution of the Contracts.
Am I limited in the amount of Purchase Payments I can make into the contract? You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain restrictions. For Purchase Payments totaling $5 million or more, your registered representative must submit a request to our Servicing Office for approval, and Purchase Payments totaling more than $10 million will not be accepted. These amounts take into consideration the total Purchase Payments for all existing Lincoln Investor Advantage® contracts for the same Contractowner, joint owner, and/or Annuitant. Upon providing advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
What is the Large Account Credit? The Large Account Credit is a credit you will receive on a quarterly basis when your Contract Value reaches a threshold of $1 million. The amount of the Large Account Credit is calculated as a percentage of the value of the Subaccounts on the quarterly Valuation Date. Large Account Credits are not considered Purchase Payments.
How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios, which would decrease the amount applied to any payout option and the related payments.
What happens if I die before I annuitize? The Death Benefit may be paid upon the death of either the Contractowner or the Annuitant. Upon the death of the Contractowner, your Beneficiary will receive Death Benefit proceeds. Your Beneficiary has options as to how the
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Death Benefit is paid. In the alternative, upon the death of the Annuitant the Contractowner may choose to receive a Death Benefit. See The Contracts – Death Benefit.
What happens if I die on or after the Annuity Commencement Date? Once you reach the Annuity Commencement Date, any applicable Death Benefit will terminate.
May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than 12 per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to a Subaccount, you may only transfer up to 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts – Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract.
What is i4LIFE® Advantage? i4LIFE® Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic variable lifetime income payments. During the Access Period, you have access to your Account Value, which means you have a Death Benefit and may surrender the contract or make withdrawals. The charge is imposed only during the i4LIFE® Advantage payout phase.
May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. If you surrender the contract or make a withdrawal, certain charges may apply. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59½, a 10% Internal Revenue Service (IRS) additional tax may apply. A surrender or a withdrawal also may be subject to 20% withholding. See The Contracts – Surrenders and Withdrawals, Charges and Other Deductions and Federal Tax Matters.
Can I cancel this contract? Yes. You can cancel the contract within ten days of the date you first receive the contract. You need to return the contract, postage prepaid, to our Servicing Office. You assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. See Return Privilege.
Condensed Financial Information
Appendix A to this prospectus provides more information about Accumulation Unit values.
Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market Subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.
There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. During periods of low interest rates, the yield of a money market fund may become extremely low and possibly negative. In addition, if the yield of a Subaccount investing in a money market fund becomes negative, due in part to Contract fees and expenses, your Contract Value may decline. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The sponsor of a money market fund has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. If, under SEC rules, a money market fund suspends payments of redemption proceeds, we will delay payment of any transfer, withdrawal, or benefit from a Subaccount investing in the money market fund until the fund resumes payment. If, under SEC rules, a money market fund institutes a liquidity fee, we may assess the fee against your Contract Value if a payment is made to you from a Subaccount investing in the money market fund.
The money market yield figure and annual performance of the Subaccounts are based on past performance and do not indicate or represent future performance.
Lincoln Life & Annuity Company of New York
Lincoln New York (the Company) is a stock life insurance company chartered in New Jersey in 1897 and redomesticated to New York on April 2, 2007. Lincoln New York is a subsidiary of The Lincoln National Life Insurance Company (Lincoln Life). Lincoln Life is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life
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is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln New York is obligated to pay all amounts promised to Contractowners under the contracts.
Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.
We issue other types of insurance policies and financial products as well. In addition to any amounts we are obligated to pay in excess of Contract Value under the contracts, we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company’s general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.
The general account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.
Our Financial Condition.  Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.
In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contractowners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.
How to Obtain More Information.  We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.
You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the SAI.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
Variable Annuity Account (VAA)
On March 11, 1999, the VAA was established as an insurance company separate account under New York law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln New York. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts allocated to the VAA.
The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.
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Financial Statements
The December 31, 2018 financial statements of the VAA and the December 31, 2018 financial statements of Lincoln New York are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.
Investments of the Variable Annuity Account
You decide the Subaccount(s) to which you allocate Purchase Payments. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.
Investment Advisers
As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.
Certain Payments We Receive with Regard to the Funds
We (and/or our affiliates) incur expenses in promoting, marketing, and administering the contracts and the underlying funds. With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate) for certain services we provide on behalf of the funds. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Contractowners with statements showing their interests within the funds; processing dividend payments; providing subaccounting services; and forwarding shareholder communications, such as proxies, shareholder reports, tax notices, and printing and delivering prospectuses and updates to Contractowners. It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some advisers and/or distributors may pay us significantly more than other advisors and/or distributors and the amount we receive may be substantial. These percentages currently range up to 0.50%, and as of the date of this prospectus, we were receiving payments from most fund families. We (or our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.
In addition to the payments described above, most of the funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) for the marketing and distribution of fund shares. The payment rates range up to 0.35% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.
Description of the Funds
Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.
We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, the capability and qualification of each sponsoring investment firm, and whether the fund is affiliated with us. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We review each fund periodically after it is selected. We reserve the right to remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a “private label” product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.
Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.
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Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An advisor affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your contract.
Certain funds (sometimes called alternative funds) expect to invest in (or may invest in some) positions that emphasize alternative investment strategies and/or non-traditional asset classes and, as a result, are subject to the risk factors of those asset classes and/or investment strategies. Some of those risks may include, but are not limited to, general economic risk, geopolitical risk, commodity-price volatility, counterparty and settlement risk, currency risk, derivatives risk, emerging markets risk, foreign securities risk, high yield bond exposure, index investing risk, exchange traded notes risk, industry concentration risk, leveraging risk, real estate investment risk, master limited partnership risk, master limited partnership tax risk, energy infrastructure companies risk, sector risk, short sales risk, direct investments risk, hard assets sectors risk, active trading and overlay risks, event driven investing risk, global macro strategies risk, temporary defensive positions and large cash positions. If you are considering investing in alternative investment funds, you should ensure that you understand the complex investment strategies sometimes employed, and be prepared to tolerate the risk of such asset classes. For a complete list of risks, as well as a discussion of risk and investment strategies, please refer to the funds’ prospectuses. Certain of the underlying funds, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These risk management strategies could limit the upside participation of the fund in rising equity markets relative to other funds. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.
•	Invesco Oppenheimer International Growth Fund (Series II Shares): Capital appreciation. This fund will be available on or about May 24, 2019. Consult your registered representative.
•	Invesco Oppenheimer Main Street Small Cap Fund® (Series II Shares): Capital appreciation. This fund will be available on or about May 24, 2019. Consult your registered representative.
•	Invesco V.I. Balanced-Risk Allocation Fund (Series II Shares): To seek total return.
•	Invesco V.I. Comstock Fund (Series II Shares): To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
•	Invesco V.I. Diversified Dividend Fund (Series II Shares): To seek to provide reasonable current income and long-term growth of income and capital.
•	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II Shares): To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
•	Invesco V.I. Equity and Income Fund (Series II Shares): Both capital appreciation and current income.
•	Invesco V.I. International Growth Fund (Series II Shares): Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.
•	AB VPS Small/Mid Cap Value Portfolio (Class B): Long-term growth of capital.
ALPS Variable Investment Trust, advised by ALPS Advisors, Inc.
•	ALPS/Alerian Energy Infrastructure Portfolio (Class III): Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index; a master-feeder fund.
•	ALPS/Red Rocks Listed Private Equity Portfolio (Class III): Maximize total return.
•	ALPS/Stadion Core ETF Portfolio (Class III): Seeks a balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	ALPS/Stadion Tactical Growth Portfolio (Class III): Long-term capital appreciation; a fund of funds.
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American Century Variable Portfolios, Inc., advised by American Century Investment Management, Inc.
•	American Century VP Balanced Fund (Class II): Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
•	American Century VP Large Company Value Fund (Class II): Long-term capital growth. Income is a secondary objective.
American Funds Insurance Series®, advised by Capital Research and Management Company
•	American Funds Asset Allocation Fund (Class 4): High total return (including income and capital gains) consistent with preservation of capital over the long term.
•	American Funds Blue Chip Income and Growth Fund (Class 4): To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
•	American Funds Capital Income Builder® (Class 4): Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.
•	American Funds Global Growth Fund (Class 4): Long-term growth of capital.
•	American Funds Global Small Capitalization Fund (Class 4): Long-term capital growth.
•	American Funds Growth Fund (Class 4): Growth of capital.
•	American Funds Growth-Income Fund (Class 4): Long-term growth of capital and income.
•	American Funds International Fund (Class 4): Long-term growth of capital.
•	American Funds Mortgage Fund (Class 4): To provide current income and preservation of capital.
•	American Funds New World Fund® (Class 4): Long-term capital appreciation.
BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC
•	BlackRock Global Allocation V.I. Fund (Class III): High total investment return.
Columbia Funds Variable Insurance Trust, advised by Columbia Management Investment Advisers, LLC
•	Columbia VP Strategic Income Fund (Class 2): Total return, consisting of current income and capital appreciation.
Columbia Funds Variable Insurance Trust II, advised by Columbia Management Investment Advisers, LLC
•	Columbia VP Commodity Strategy Fund (Class 2): Total return.
•	Columbia VP Emerging Markets Bond Fund (Class 2): High total return through current income and, secondarily, through capital appreciation.
Delaware VIP® Trust, advised by Delaware Management Company1
•	Delaware VIP® Diversified Income Series (Service Class): Maximum long-term total return consistent with reasonable risk.
•	Delaware VIP® Emerging Markets Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® REIT Series (Service Class): Maximum long-term total return, with capital appreciation as a secondary objective.
•	Delaware VIP® Small Cap Value Series (Service Class): Capital appreciation.
•	Delaware VIP® Smid Cap Core Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® U.S. Growth Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® Value Series (Service Class): Long-term capital appreciation.
Deutsche DWS Variable Series II, advised by Deutsche Investment Management Americas, Inc.
•	DWS Alternative Asset Allocation VIP Portfolio (Class B): Capital appreciation; a fund of funds.
Eaton Vance Variable Trust, advised by Eaton Vance Management.
•	Eaton Vance VT Floating-Rate Income Fund (Initial Class): To provide a high level of current income.
Fidelity® Variable Insurance Products, advised by Fidelity Management and Research Company
•	Fidelity® VIP Balanced Portfolio (Service Class 2): Long-term capital growth, income is secondary objective.
This fund will be available on or about May 20, 2019. Consult your registered representative.
•	Fidelity® VIP Contrafund® Portfolio (Service Class 2): Long-term capital appreciation.
•	Fidelity® VIP FundsManager® 50% Portfolio (Service Class 2): High total return; a fund of funds.
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•	Fidelity® VIP Growth Portfolio (Service Class 2): To achieve capital appreciation.
•	Fidelity® VIP Mid Cap Portfolio (Service Class 2): Long-term growth of capital.
•	Fidelity® VIP Strategic Income Portfolio (Service Class 2): High level of current income, and may also seek capital appreciation.
First Trust Variable Insurance Trust, advised by First Trust Advisors L.P.
•	First Trust Dorsey Wright Tactical Core Portfolio (Class I): To provide total return.
•	First Trust Multi Income Allocation Portfolio (Class I): To maximize current income, with a secondary objective of capital appreciation.
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I): To provide total return by allocating among dividend-paying stocks and investment grade bonds.
Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income VIP Fund and by Franklin Mutual Advisers, LLC for the Franklin Mutual Shares VIP Fund.
•	Franklin Allocation VIP Fund (Class 4): Capital appreciation, with income as a secondary goal, by allocating its assets among equity and fixed income investments through a variety of investment strategies.
(formerly Franklin Founding Funds Allocation VIP Fund)
•	Franklin Income VIP Fund (Class 4): To maximize income while maintaining prospects for capital appreciation.
•	Franklin Mutual Shares VIP Fund (Class 4): Capital appreciation; income is a secondary consideration.
•	Franklin Rising Dividends VIP Fund (Class 4): Long-term capital appreciation; preservation of capital is also an important consideration.
•	Franklin Small Cap Value VIP Fund (Class 4): Long-term total return.
•	Franklin Small-Mid Cap Growth VIP Fund (Class 4): Long-term capital growth.
•	Templeton Foreign VIP Fund (Class 4): Long-term capital growth.
•	Templeton Global Bond VIP Fund (Class 4): High current income consistent with preservation of capital; capital appreciation is a secondary objective.
Goldman Sachs Variable Insurance Trust, advised by Goldman Sachs Asset Management, L.P.
•	Goldman Sachs VIT Government Money Market Fund (Service Shares): Seeks maximum current income through investment in U.S. short-term debt obligations.
This fund is not available in contracts issued on or after January 9, 2017.
•	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (Advisor Shares): Long-term growth of capital; a fund of funds.
Hartford Series Fund, Inc., advised by Hartford Funds Management Company, LLC.
•	Hartford Capital Appreciation HLS Fund (Class IC): Growth of capital.
Ivy Variable Insurance Portfolios, advised by Waddell & Reed Investment Management Company.
•	Ivy VIP Asset Strategy Portfolio (Class II): Total return.
•	Ivy VIP Energy Portfolio (Class II): Capital growth and appreciation.
•	Ivy VIP High Income Portfolio (Class II): To seek to provide total return through a combination of high current income and capital appreciation.
•	Ivy VIP Mid Cap Growth Portfolio (Class II): Growth of capital.
•	Ivy VIP Science and Technology Portfolio (Class II): Growth of capital.
•	Ivy VIP Small Cap Growth Portfolio (Class II): To provide growth of capital.
JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.
•	JPMorgan Insurance Trust Core Bond Portfolio (Class 2): To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
•	JPMorgan Insurance Trust Global Allocation Portfolio (Class 2): Maximize long-term total return. This fund is not available in contracts issued on or after January 9, 2017.
•	JPMorgan Insurance Trust Income Builder Portfolio (Class 2): Maximize income while maintaining prospects for capital appreciation.
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Legg Mason Partners Variable Equity Trust, advised by Legg Mason Partners Fund Advisor, LLC
•	ClearBridge Variable Aggressive Growth Portfolio (Class II): Capital appreciation.
•	ClearBridge Variable Large Cap Growth Portfolio (Class II): Long-term growth of capital.
•	ClearBridge Variable Mid Cap Portfolio (Class II): Long-term growth of capital.
•	QS Variable Conservative Growth (Class II): Balance of growth of capital and income.
Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.
•	LVIP American Balanced Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP American Growth Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP American Preservation Fund (Service Class): Current income, consistent with the preservation of capital; a fund of funds.
•	LVIP Baron Growth Opportunities Fund (Service Class): Capital appreciation.
•	LVIP BlackRock Advantage Allocation Fund (Service Class): Total return. (formerly LVIP BlackRock Scientific Allocation Fund)
•	LVIP BlackRock Dividend Value Managed Volatility Fund (Service Class): Reasonable income by investing primarily in income-producing equity securities.
•	LVIP BlackRock Global Real Estate Fund (Service Class): Total return through a combination of current income and long-term capital appreciation.
•	LVIP BlackRock Inflation Protected Bond Fund (Service Class): To maximize real return, consistent with preservation of real capital and prudent investment management.
•	LVIP Delaware Bond Fund (Service Class)[1]: Maximum current income (yield) consistent with a prudent investment strategy.
•	LVIP Delaware Diversified Floating Rate Fund (Service Class)[1]: Total return.
•	LVIP Delaware Social Awareness Fund (Service Class)[1]: To maximize long-term capital appreciation.
•	LVIP Delaware Wealth Builder Fund (Service Class)[1]: To provide a responsible level of income and the potential for capital appreciation.
•	LVIP Dimensional International Core Equity Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional International Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional U.S. Core Equity 1 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Core Equity 2 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional/Vanguard Total Bond Fund (Service Class): Total return consistent with the preservation of capital; a fund of funds.
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund (Service Class): Long-term capital growth.
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund (Service Class): Long-term growth of capital.
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Global Growth Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Global Income Fund (Service Class): Current income consistent with preservation of capital.
•	LVIP Global Moderate Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP Goldman Sachs Income Builder Fund (Service Class): To seek a balance of current income and capital appreciation.
•	LVIP Government Money Market Fund (Service Class): Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
•	LVIP JPMorgan High Yield Fund (Service Class): A high level of current income; capital appreciation is the secondary objective.
•	LVIP JPMorgan Retirement Income Fund (Service Class): Current income and some capital appreciation.
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•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (Service Class): Long-term capital appreciation.
•	LVIP Loomis Sayles Global Growth Fund (Service Class): To provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.
•	LVIP MFS International Growth Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS Value Fund (Service Class): Capital appreciation.
•	LVIP Mondrian International Value Fund (Service Class): Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
•	LVIP Multi-Manager Global Equity Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.
•	LVIP PIMCO Low Duration Bond Fund (Service Class): To seek a high level of current income consistent with preservation of capital.
•	LVIP SSGA Bond Index Fund (Service Class): To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.
•	LVIP SSGA Conservative Index Allocation Fund (Service Class): To seek a high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Conservative Structured Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Developed International 150 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Emerging Markets 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Emerging Markets Equity Index Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital.
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.
•	LVIP SSGA International Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
•	LVIP SSGA International Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP SSGA Large Cap 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Mid-Cap Index Fund (Service Class): To seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
•	LVIP SSGA Moderate Index Allocation Fund (Service Class): To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderate Structured Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Index Allocation Fund (Service Class): To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA S&P 500 Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
•	LVIP SSGA Short-Term Bond Index Fund (Service Class): To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
•	LVIP SSGA Small-Cap Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
•	LVIP SSGA Small-Mid Cap 200 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP T. Rowe Price Growth Stock Fund (Service Class): Long-term capital growth.
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Service Class): To maximize capital appreciation.
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Vanguard Domestic Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Vanguard International Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Wellington Capital Growth Fund (Service Class): Capital growth.
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•	LVIP Wellington Mid-Cap Value Fund (Service Class): Long-term capital appreciation.
•	LVIP Western Asset Core Bond Fund (Service Class): Maximize total return.
Lord Abbett Series Fund, Inc., advised by Lord, Abbett & Co. LLC
•	Lord Abbett Series Fund Bond Debenture Portfolio (Class VC): To seek high current income and the opportunity for capital appreciation to produce a high total return.
•	Lord Abbett Series Fund Developing Growth Portfolio (Class VC): Long-term growth of capital.
•	Lord Abbett Series Fund Short Duration Income Portfolio (Class VC): To seek high level of income consistent with preservation of capital.
MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company
•	MFS® VIT Growth Series (Service Class): Capital appreciation.
•	MFS® VIT Total Return Series (Service Class): Total return.
•	MFS® VIT Utilities Series (Service Class): Total return.
MFS® Variable Insurance Trust II, advised by Massachusetts Financial Services Company
•	MFS® VIT II International Value Portfolio (Service Class): Capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. (VIF), advised by Morgan Stanley Investment Management, Inc.
•	Morgan Stanley VIF Global Infrastructure Portfolio (Class II): To seek both capital appreciation and current income.
Oppenheimer Variable Account Funds, advised by Oppenheimer Funds, Inc.
•	Oppenheimer International Growth Fund/VA (Service Shares): Capital appreciation.
Subject to shareholder approval, this fund will be reorganized into the Invesco Oppenheimer International Growth Fund on or about May 24, 2019. Consult your registered representative.
•	Oppenheimer Main Street Small Cap Fund®/VA (Service Shares): Capital appreciation.
Subject to shareholder approval, this fund will be reorganized into the Invesco Oppenheimer Main Street Small Cap Fund® on or about May 24, 2019. Consult your registered representative.
PIMCO Variable Insurance Trust, advised by PIMCO
•	PIMCO VIT All Asset All Authority Portfolio (Advisor Class): Maximum real return, consistent with preservation of real capital and prudent investment management; a fund of funds.
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class): Maximum real return, consistent with prudent investment management.
This fund is not available in contracts issued on or after January 9, 2017.
•	PIMCO VIT Dynamic Bond Portfolio (Advisor Class): To seek maximum long-term return, consistent with preservation of capital and prudent investment management.
(formerly PIMCO VIT Unconstrained Bond Portfolio)
This fund is not available in contracts issued on or after January 9, 2017.
•	PIMCO VIT Emerging Markets Bond Portfolio (Advisor Class): To seek maximum total return, consistent with preservation of capital and prudent investment management.
This fund is not available in contracts issued on or after January 9, 2017.
Putnam Variable Trust, advised by Putnam Investment Management, LLC
•	Putnam VT George Putnam Balanced Fund (Class IB): Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.
•	Putnam VT Global Health Care Fund (Class IB): Capital appreciation.
•	Putnam VT Income Fund (Class IB): High current income consistent with what the manager believes to be prudent risk.
•	Putnam VT Multi-Asset Absolute Return Fund (Class IB): To seek positive total return.
Rydex Variable Trust, advised by Security Investors, LLC.
•	Guggenheim VT Long Short Equity: Long-term capital appreciation.
•	Guggenheim VT Multi-Hedge Strategies: To seek long-term capital appreciation with less risk than traditional equity funds.
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SEI Insurance Products Trust, advised by SEI Investments Management Corporation.
•	SEI VP Market Growth Strategy Fund (Class III): To seek capital appreciation; a fund of funds.
•	SEI VP Market Plus Strategy Fund (Class III): Long-term capital appreciation; a fund of funds.
VanEck VIP Trust, advised by Van Eck Associates Corporation.
•	VanEck VIP Global Hard Assets Fund (Class S Shares): Long-term capital appreciation by investing primarily in hard asset securities; a fund of funds.
Virtus Variable Insurance Trust, advised by Virtus Investment Advisers, Inc.
•	Virtus Newfleet Multi-Sector Intermediate Bond Series (Class A Shares): Long-term total return.
1	Investments in Delaware Investments VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Delaware Investment Advisors, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
Fund Shares
We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first Subaccount and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.
Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.
When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.
The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.
Reinvestment of Dividends and Capital Gain Distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.
Addition, Deletion or Substitution of Investments
We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.
Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. In the event of a substitution, the Contract Value allocated to the existing fund will be allocated to the substitute fund. Any future allocations to the substitute fund will automatically be allocated according to the instructions we have on file for you unless otherwise instructed by you. If we don’t have instructions from you on file, your Purchase Payments will be allocated to the substitute fund.
We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. In the event of a fund closure, any Contract Value you have invested in the closed fund will remain in that fund until you transfer it elsewhere. Any future allocation to the closed fund will be allocated in accordance with the instructions we have on file for you unless you instruct us otherwise.
In addition, a Subaccount may become unavailable due to the liquidation of its underlying fund portfolio. To the extent permitted by applicable law, upon notice to you and unless you otherwise instruct us, we will re-allocate any Contract Value in the liquidated fund
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to the money market subaccount or a subaccount investing in another underlying fund portfolio designated by us. Any future allocations to the liquidated fund will automatically be allocated according to the instructions we have on file for you unless you instruct us otherwise.
From time to time, certain of the underlying funds may merge with other funds. If a merger of an underlying fund occurs, the Contract Value allocated to the existing fund will be merged into the surviving underlying fund. Any future allocations to the merged fund will automatically be allocated according to the instructions we have on file for you unless you instruct us otherwise. If we don’t have instructions from you on file, your Purchase Payment will be allocated to the surviving underlying fund.
We may also:
•	remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
•	transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;
•	combine the VAA with other separate accounts and/or create new separate accounts;
•	deregister the VAA under the 1940 Act; and
•	operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.
We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.
Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.
Our administrative services include:
•	processing applications for and issuing the contracts;
•	processing purchases and redemptions of fund shares as required (including dollar cost averaging, portfolio rebalancing, and automatic withdrawal services – See Additional Services and the SAI for more information on these programs);
•	maintaining records;
•	administering Annuity Payouts;
•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
•	reconciling and depositing cash receipts;
•	providing contract confirmations;
•	providing toll-free inquiry services; and
•	furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.
The risks we assume include:
•	the risk that Annuitants upon which Annuity Payouts are based live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
•	the risk that more Contractowners than expected will qualify for waivers of the surrender charge;
•	the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the surrender charge collected (if applicable) may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.
Deductions from the VAA
For the base contract, we apply a charge to the average daily net asset value of the Subaccounts based on which contract you choose. Those charges are equal to an annual rate of:
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Account Value Death Benefit
B-Share:
Mortality and expense risk charge	1.00%
Administrative charge	0.10%
Total annual charge for each Subaccount	1.10%
C-Share:
Mortality and expense risk charge	1.15%
Administrative charge	0.10%
Total annual charge for each Subaccount	1.25%
Surrender Charge
For B-Share contracts only, a surrender charge applies (except as described below) to surrenders and withdrawals of Purchase Payments that have been invested for the periods indicated below. The surrender charge is calculated separately for each Purchase Payment. The contract anniversary is the annually occurring date beginning with the effective date of the contract. For example, if the effective date of your contract is January 1st, your contract anniversary would be on January 1st of each subsequent year.
	Number of contract anniversaries since Purchase Payment was invested
	0	1	2	3	4	5
Surrender charge as a percentage of the surrendered or withdrawn Purchase Payments	7%	6%	5%	4%	3%	0%
A surrender charge does not apply to:
•	A surrender or withdrawal of a Purchase Payment beyond the fifth anniversary since the Purchase Payment was invested;
•	Withdrawals of Contract Value during a Contract Year to the extent that the total Contract Value withdrawn during the current Contract Year does not exceed the free amount. The free amount is equal to the greater of 10% of the current Contract Value or 10% of the total Purchase Payments (this does not apply upon surrender of the contract);
•	Purchase Payments used in the calculation of the initial benefit payment to be made under an Annuity Payout option, other than the i4LIFE® Advantage option;
•	A surrender or withdrawal of any Purchase Payments, as a result of permanent and total disability of the Contractowner. Permanent and total disability is a disability that prevents the Contractowner from engaging in any occupation for remuneration or profit and which has existed continuously for a period of twelve months and begins prior to the 65th birthday of the disabled Contractowner, provided that written proof of total disability is sent to us at our Servicing Office;
•	A surviving spouse, at the time he or she assumes ownership of the contract as a result of the death of the original owner (however, the surrender charge schedule of the original contract will continue to apply to the spouse's contract);
•	A surrender or withdrawal of any Purchase Payments, as a result of the admittance of the Contractowner to an accredited nursing home or equivalent health care facility, where the admittance into the facility occurs after the effective date of the contract and the owner has been confined for at least 90 consecutive days;
•	A surrender or withdrawal of any Purchase Payments as a result of the diagnosis of a terminal illness of the Contractowner. Diagnosis of a terminal illness must be after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner;
•	A surrender of the contract as a result of the death of the Contractowner or Annuitant;
•	Purchase Payments when used in the calculation of the initial Account Value under the i4LIFE® Advantage option;
•	Regular Income Payments made under i4LIFE® Advantage or periodic payments made under any Annuity Payout option made available by us.
For purposes of calculating the surrender charge on withdrawals, we assume that:
1.	The free amount will be withdrawn from Purchase Payments on a first in-first out (“FIFO”) basis.
2.	Prior to the fifth anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
•	from Purchase Payments (on a FIFO basis) until exhausted; then
•	from earnings until exhausted.
3.	On or after the fifth anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
•	from Purchase Payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
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•	from earnings and Large Account Credits, if any, until exhausted; then
•	from Purchase Payments (on a FIFO basis) to which a surrender charge still applies until exhausted.
We apply the surrender charge as a percentage of Purchase Payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your Contract Value has increased or decreased. The surrender charge is calculated separately for each Purchase Payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when Contractowners surrender or withdraw before distribution costs have been recovered.
There are charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.
If the Contractowner is a corporation or other non-individual (non-natural person), the Annuitant or joint Annuitant will be considered the Contractowner or joint owner for purposes of determining when a surrender charge does not apply.
Account Fee
During the accumulation period, we will deduct an account fee of $35 from the Contract Value on each contract anniversary to compensate us for the administrative services provided to you; this account fee will also be deducted from the Contract Value upon surrender. The account fee will be waived after the fifteenth Contract Year. The account fee will be waived for any contract with a Contract Value that is equal to or greater than $100,000 on the contract anniversary (or date of surrender).
Rider Charge
i4LIFE® Advantage Charge. While this rider is in effect, there is a daily charge for i4LIFE® Advantage that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE® Advantage becomes effective, less any applicable premium taxes. During the Access Period, your Account Value equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments made as well as any withdrawals.
The annual i4LIFE® Advantage charge rate is:
	B-Share	C-Share
Account Value Death Benefit	1.50%	1.65%
During the Lifetime Income Period, the rate for all share classes is 1.50%. This rate consists of a mortality and expense risk and administrative charge. These charge rates replace the Separate Account Annual Expenses for the base contract. If your Contract Value had reached the $1 million threshold immediately prior to the beginning of the Lifetime Income Period under i4LIFE® Advantage, this charge will be reduced by 0.15% during the Lifetime Income Period. i4LIFE® Advantage and the charge will begin on the Periodic Income Commencement Date which is the Valuation Date on which the Regular Income Payment is determined and the beginning of the Access Period. Refer to the i4LIFE® Advantage section for explanations of the Account Value, the Access Period, the Lifetime Income Period, and the Periodic Income Commencement Date.
Deductions for Premium Taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.
The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 5%. Currently, there is no premium tax levied for New York residents.
Other Charges and Deductions
The mortality and expense risk and administrative charge of 1.10% of the value in the VAA will be assessed on all variable Annuity Payouts (except for i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges. If your Contract Value had reached the $1 million threshold immediately prior to the Annuity Commencement Date, this charge will be reduced by 0.15%.
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There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.
Additional Information
The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
•	the use of mass enrollment procedures,
•	the performance of administrative or sales functions by the employer,
•	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
•	any other circumstances which reduce distribution or administrative expenses.
The exact amount of charges and fees applicable to a particular contract will be stated in that contract.
The Contracts
Contracts Offered in this Prospectus
This prospectus describes two separate annuity contracts:
•	Lincoln Investor Advantage® B-Share
•	Lincoln Investor Advantage® C-Share
Each contract offers you the Account Value Death Benefit, i4LIFE® Advantage and any of the payout options described in this prospectus. Each contract has its own mortality and expense risk charge and if applicable, surrender charge schedule. In deciding what contract to purchase, you should consider the amount of mortality and expense risk and surrender charges you are willing to bear relative to your needs. In deciding whether to purchase an optional benefit, you should consider the desirability of the benefit relative to its additional cost and to your needs.
Optional benefits are described later in this prospectus. You should check with your registered representative regarding availability.
Lincoln Investor Advantage® B-Share
The B-Share annuity contract has a total mortality and expense risk and administrative charge of 1.10% . It has a declining five-year surrender charge on each Purchase Payment. i4LIFE® Advantage is available for an additional charge.
Lincoln Investor Advantage® C-Share
The C-Share annuity contract has a total mortality and expense risk and administrative charge of 1.25%. The surrender charge does not apply to the C-Share contract. The DCA fixed account is not available on the C-Share contract. i4LIFE® Advantage is available for an additional charge.
Since the B-Share contract has a surrender charge period, it offers less liquidity than the C-Share contract. The C-Share contract has no surrender charge, and offers greater liquidity than the B-Share contract, but has a higher mortality and expense risk and administrative charge. The B-Share contract may be more appropriate for someone with a longer investment time horizon, who does not intend to withdraw Contract Value in excess of the free withdrawal amount during the surrender charge period, and who seeks a lower cost contract. The C-Share contract may be more appropriate for someone who may want to withdraw Contract Value in excess of the free withdrawal amount soon after purchasing the contract, and is willing to pay a higher mortality and expense risk charge.
Determination of the appropriate balance between accessing your Contract Value and the impact of the separate account charge on your Contract Value are important factors to consider. You should consider discussing the benefits and costs of the different share classes with your registered representative.
Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a registered representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you either directly or through your registered representative. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Servicing Office approval.
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When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Servicing Office, an initial Purchase Payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial Purchase Payment to your registered representative, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your registered representative’s broker-dealer. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Purchase Payment within two business days.
Who Can Invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be under age 86 (or for C-Share nonqualified contracts only, under age 90, subject to additional terms and limitations and Servicing Office approval). Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account in an effort to help the government fight the funding of terrorism and money laundering activities. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.
In accordance with anti-money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner’s account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA and fixed account, if any, to an interest-bearing account maintained solely for the Contractowner, and held in that account until instructions are received from the appropriate regulator.
Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.
If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.
Replacement of Existing Insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase a contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of, or transfer into, this contract. The benefits offered under this contract may be less favorable or more favorable than the benefits offered under your current contract. It also may have different charges. You should also consult with your registered representative and/or your tax advisor prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.
Purchase Payments
You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $10,000. The minimum initial Contract Value for nonqualified C-Share contracts where i4LIFE® Advantage is elected, and where the Contractowner, joint owner and Annuitant are ages 86 to 89 (subject to additional terms and limitations and Servicing Office approval) is $50,000. The minimum annual amount for additional Purchase Payments is $300. Please check with your registered representative about making additional Purchase Payments. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.
Purchase Payments totaling $5 million or more are subject to Servicing Office approval, and Purchase Payments totaling more than $10 million will not be accepted. These amounts take into consideration the total Purchase Payments for all existing Lincoln Investor Advantage® contracts for the same Contractowner, joint owner, and/or Annuitant. We may surrender your contract in accordance with New York law, if your Contract Value drops below $2,000 for any reason, including if your Contract Value drops due to the performance of the Subaccounts you selected. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first.
In addition to the specific Purchase Payment restrictions and limitations immediately above, upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
These restrictions and limitations will limit your ability to increase your Contract Value (or Account Value under i4LIFE® Advantage) by making additional Purchase Payments to the contract. You should carefully consider these limitations and restrictions, and any other
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limitations and restrictions of the contract, and how they may impact your long-term investment plans, especially if you intend to increase Contract Value (or Account Value under i4LIFE® Advantage) by making additional Purchase Payments over a long period of time.
Large Account Credit
Contractowners will receive a Large Account Credit when your Contract Value reaches a threshold of $1 million. During the first Contract Year, the Large Account Credit will apply if either the cumulative Purchase Payments (decreased by withdrawals taken since the contract effective date or Regular Income Payments under i4LIFE® Advantage) or the Contract Value (or Account Value under i4LIFE® Advantage) is equal to or greater than $1 million on the quarterly Valuation Date. The amount of the Large Account Credit during the first Contract Year will be calculated by multiplying the greater of: 1) the amount of cumulative Purchase Payments (less any withdrawals since the contract effective date or Regular Income Payments under i4LIFE® Advantage); or 2) the value of the Subaccounts at the time of the credit, by 0.15% (0.0375% quarterly).
After the first Contract Year anniversary, the Large Account Credit will apply if the Contract Value (or Account Value under i4LIFE® Advantage) equals or exceeds $1 million on the quarterly Valuation Date. The amount of the Large Account Credit will be calculated by multiplying the value of the Subaccounts at the time of the credit by 0.15% (0.0375% quarterly).
The Large Account Credit will be allocated to the Subaccounts in proportion to the Contract Value (or Account Value under i4LIFE® Advantage) in each variable Subaccount on the quarterly Valuation Date. There is no additional charge to receive this Large Account Credit, and in no case will the Large Account Credit be less than zero. The amount of any Large Account Credit received will be noted on your quarterly statement. Confirmation statements for each individual transaction will not be issued. Large Account Credits are not considered Purchase Payments.
The Large Account Credit will end on the Annuity Commencement Date or when the Lifetime Income Period begins under i4LIFE® Advantage.
Valuation Date
Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.
Allocation of Purchase Payments
Purchase Payments allocated to the variable side of the contract are placed into the VAA’s Subaccounts, according to your instructions. You may also allocate Purchase Payments to the fixed account, if available.
The minimum amount of any Purchase Payment which can be put into any one Subaccount is $20.
Purchase Payments received from you or your broker-dealer in Good Order at our Servicing Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time), will be processed using the Accumulation Unit value computed on that Valuation Date. Purchase Payments received in Good Order after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. Purchase Payments submitted to your registered representative will generally not be processed by us until they are received from your registered representative’s broker-dealer. If your broker-dealer submits your Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Purchase Payment to us, and your Purchase Payment was placed with your broker-dealer prior to market close, then we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. Purchase Payments placed with your broker-dealer after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances, Purchase Payments received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund’s investments perform, but also upon the expenses of the VAA and the underlying funds.
Valuation of Accumulation Units
Purchase Payments allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payments are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:
1.	The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the
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Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus
2.	The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and
3.	The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.
The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.
Transfers On or Before the Annuity Commencement Date
After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer among Subaccounts involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received.
Transfers (among the Subaccounts and as permitted between the variable and fixed accounts) are limited to 12 per Contract Year unless otherwise authorized by us. Currently there is no charge for a transfer. However, we reserve the right to impose a charge in the future of up to $25 per transfer, for transfers after the first 12 within a Contract Year. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging or portfolio rebalancing programs elected on forms available from us. See Additional Services and the SAI for more information on these programs. These transfer rights and restrictions also apply during the i4LIFE® Advantage Access Period (the time period during which you may make withdrawals from the i4LIFE® Advantage Account Value). See i4LIFE® Advantage.
The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.
A transfer request may be made to our Servicing Office in writing or by fax. A transfer request may also be made by telephone or other electronic means, provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Servicing Office before the close of the New York Stock Exchange (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date.
There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances transfers received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
We may defer or reject a transfer request that is subject to a restriction imposed by an underlying fund.
After the first 30 days from the effective date of your contract, if your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.
You may also transfer part of the Contract Value from a fixed account to the Subaccount(s) subject to the following restrictions:
•	total fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the Subaccounts. You should carefully consider whether the fixed account meets your investment criteria.
Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.
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Telephone and Electronic Transactions
A surrender, withdrawal, or transfer request may be made to our Servicing Office in writing or by fax. These transactions may also be made by telephone or other electronic means, provided the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed to the Contractowner on the next Valuation Date.
Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Servicing Office.
Market Timing
Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with “market timing” transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.
In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.
You should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds’ ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from Contractowners engaged in disruptive trading activity, the fund may reject the entire omnibus order.
Our Market Timing Procedures detect potential “market timers” by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.
We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.
Once a Contractowner has been identified as a market timer under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this “original signature” restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.
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Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.
Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.
Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund’s investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.
Transfers After the Annuity Commencement Date
You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable Annuity Payout to a fixed Annuity Payout. You may not transfer from a fixed Annuity Payout to a variable Annuity Payout. Once elected, the fixed Annuity Payout is irrevocable.
These provisions also apply during the i4LIFE® Advantage Lifetime Income Period. See i4LIFE® Advantage.
Ownership
The Contractowner on the date of issue will be the person or entity designated in the contract specifications. The Contractowner of a nonqualified contract may name a joint owner.
As Contractowner, you have all rights under the contract. According to New York law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Assignments may have an adverse impact on your Death Benefits. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.
Joint Ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.
Annuitant
The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant (unless you are a tax-exempt entity, then you can name two joint Annuitants). You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us in writing of the change. However, we reserve the right to approve all Annuitant changes. This may not be
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allowed if certain riders are in effect. The new Annuitant must be under age 86 (or for C-Share nonqualified contracts only, for Annuitant changes made to contracts issued on and after January 20, 2015, under age 90) as of the effective date of the change. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.
Surrenders and Withdrawals
Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Servicing Office), fax, or other electronic means. Withdrawal requests may be made by telephone or our website, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.
The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Servicing Office. If we receive a surrender or withdrawal request in Good Order at our Servicing Office before the close of the NYSE (normally 4:00 p.m., New York time), we will process the request using the Accumulation Unit value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Servicing Office after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., New York time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Servicing Office. The payment may be postponed as permitted by the 1940 Act.
There may be charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.
The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
Additional Services
These additional services are available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Servicing Office or call 1-888-868-2583. These services will stop once we are notified of a pending death claim. For further detailed information on these services, please see Additional Services in the SAI.
Dollar-Cost Averaging. Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain Subaccounts into the Subaccounts on a monthly basis or in accordance with other terms we make available.
You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing our election form by calling our Servicing Office, or by other electronic means. The minimum amount to be dollar cost averaged (DCA'd) is $1,500 over time any period between six and 60 months. We may offer different time periods for new Purchase Payments and for transfers of Contract Value. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program
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at any time. If you have chosen DCA from one of the Subaccounts, only the amount allocated to be DCA’d will be transferred. Investment gain, if any, will remain in that Subaccount unless you reallocate it to one of the other Subaccounts. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable surrender charges. See Charges and Other Deductions – Surrender Charge. Withdrawals under AWS will be noted on your quarterly statement. Confirmation statements for each individual withdrawal will not be issued. AWS is available for amounts allocated to the fixed account.
Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. Confirmation statements for each individual rebalancing event will not be issued. The fixed account is not available for portfolio rebalancing.
Only one of these additional services (DCA and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and portfolio rebalancing running simultaneously. We reserve the right to discontinue any or all of these administrative services at any time.
Asset Allocation Models
You may allocate your Purchase Payments amount a group of Subaccounts within an asset allocation model. Each model invests different percentages of Contract Value in some or all of the Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model’s asset allocation strategy. You may not make transfers among the Subaccounts. We will proportionately deduct any withdrawals you make from the Subaccounts in the asset allocation model. You may only choose one asset allocation model at a time, though you many change to a different asset allocation model available in the contract at any time.
Your registered representative may discuss asset allocation models with you to assist in deciding to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. You should consult with your registered representative whether a model is appropriate for you. Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help provide returns commensurate with a given level of risk over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models are probably no appropriate for you.
The asset allocation models are intended to provide a diversified investment portfolio by combining different asset claims to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.
In order to maintain the model’s specified Subaccount allocation percentages, you agree to be automatically enrolled in the portfolio rebalancing option and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you wish to change your fund allocations either to new funds or to a different model, you must submit new allocation instructions to us. You may terminate at any time. There is no charge form Lincoln for participating in a model.
The models were designed and prepared by Lincoln Investment Advisors Corp. (LIAC), which is an affiliate of ours, for use by Lincoln Financial Distributors, Inc. (LFD), the principal underwriter of the contracts. LFD provides models to broker-dealers who may offer the models to their own clients. In making these models and Subaccounts available as investment options under your contract, LIAC, LFD and the Company are not providing you with the investment advice, nor are they recommending to you any particular model or Subaccount. You should consult with your registered representative to determine whether you should utilize or invest in any model or Subaccount, or whether it is suitable for you based upon your goals, risk tolerance and time horizon.
If a fund within a model closes to new investors, investors that have been invested before the fund closed may remain in the model. However, the model would no longer be offered to new investors. If a fund within a model liquidates, we may transfer assets form that Subaccount to another Subaccount after providing notice to you. If a fund within a model merges with another fund, we will add the surviving fund to the model.
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Death Benefit
The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary

*	Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.

**	Death of Annuitant is treated like death of the Contractowner.
A Death Benefit may be payable if the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date. This Death Benefit terminates if you elect i4LIFE® Advantage or elect any other annuitization option. At this time, the only Death Benefit offered under the contract is the Account Value Death Benefit, which is described below.
You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.
You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Servicing Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.
Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.
If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.
Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid.
All references below to “Contract Value” include Account Value if i4LIFE® Advantage is in effect.
Account Value Death Benefit. The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. (Your contract may refer to this benefit as the Contract Value Death Benefit.)
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General Death Benefit Information
Your Death Benefit terminates on and after the Annuity Commencement Date. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information.
If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continued the contract, we will pay a Death Benefit to the designated Beneficiary(s).
If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the contract. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
•	if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or
•	if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate.
If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.
The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving, within one year of the Contractowner’s death, the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy.
Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.
The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Abandoned Property. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date a benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be “escheated”. This means that the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Contractowner last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.
To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. You may update your Beneficiary designations by submitting a Beneficiary change form to our Servicing Office.
i4LIFE® Advantage
i4LIFE® Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. See Charges and Other Deductions – i4LIFE® Advantage Charge.
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i4LIFE® Advantage provides variable, periodic Regular Income Payments for life subject to certain conditions. These payments are made during two time periods: an Access Period and a Lifetime Income Period, which are discussed in further detail below. If your Account Value is reduced to zero (except by additional withdrawals as described below), these payments will continue for your life (or the lives of you and your Secondary Life under the joint life option) during the Lifetime Income Period. i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. If your Account Value is reduced to zero due to any additional withdrawals, i4LIFE® Advantage will end and your contract will terminate.
When you elect i4LIFE® Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefit regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election.
If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or Before the Annuity Commencement Date.
Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.
Availability. i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected after the effective date of the contract and before any other Annuity Payout option is elected by sending a written request to our Servicing Office.
i4LIFE® Advantage is available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP market). i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life are age 59½ or older at the time the option is elected. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.
Access Period. The Access Period begins on the Periodic Income Commencement Date and is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit. During this period, you may surrender the contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the Access Period, the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of Regular Income Payments or market loss, your Access Period ends.
The minimum and maximum Access Periods are established at the time you elect i4LIFE® Advantage. The current Access Period requirements are outlined in the following chart:
	Minimum Access Period	Maximum Access Period
i4LIFE® Advantage	5 years	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts

Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Servicing Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. Currently, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries.
Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions.
Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments made as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access
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Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life and the Account Value will be reduced to zero.
Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living.
When you elect i4LIFE® Advantage, you will make several choices that will impact the amount of your Regular Income Payments:
•	the date you will receive the initial Regular Income Payment;
•	the frequency of the payments (monthly, quarterly, semi-annually or annually);
•	the frequency the payment is recalculated;
•	the assumed investment return (AIR); and
•	the date the Access Period ends and the Lifetime Income Period begins.
If you do not choose a payment frequency, the default is a monthly payment frequency. You may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, on December 31st (if not a Valuation Date, then on the first Valuation Date of the calendar year).
AIR rates of 3%, 4%, or 5% may be available for Regular Income Payments under i4LIFE® Advantage. As of February 15, 2016, the 5% AIR is no longer available for i4LIFE® Advantage elections. The higher the AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments.
Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage and will continue until the death of the Annuitant or Secondary Life, if applicable.
Regular Income Payments are not subject to any applicable surrender charges. See Charges and Other Deductions. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.
The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. The amount of the initial Regular Income Payment is determined by dividing the Contract Value, less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life, if applicable;
•	the length of the Access Period selected;
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. (The Contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.
The amount of your Regular Income Payment will be impacted by the length of the Access Period you have chosen. For example, if a 70-year old male makes a $100,000 initial Purchase Payment, elects monthly payments, a 4% AIR, and a 20-year Access Period, the initial Regular Income Payment will be $513.71 per month ($6,164.52 annually). Using the same assumptions, but with a 30-year Access Period, the initial Regular Income Payment will be $450.93 per month ($5,411.16 annually).
The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%.
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Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal.
For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage will terminate.
Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life (if living);
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln New York's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.
Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.
During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.
i4LIFE® Advantage Death Benefit
When you elect i4LIFE® Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE® Advantage. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began (if premium taxes had been deducted from the Contract Value).
i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is only available during the Access Period and is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim.
General Death Benefit Provisions. This Death Benefit option is only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates.
On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.
If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program.
If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:
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1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable.
If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments will be recalculated. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions.
Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions.
Termination. For IRA contracts, you may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice. Upon termination, the i4LIFE® Advantage charge will end and the Separate Account Annual Expenses for the Account Value Death Benefit will resume. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
For nonqualified contracts, you may not terminate i4LIFE® Advantage once you have elected it.
Annuity Payouts
When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age.
The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option.
You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.
Annuity Options
The annuity options outlined below do not apply to Contractowners who have elected i4LIFE® Advantage.
Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on. The Annuitant must be under age 81 to elect this option.
Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.
Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.
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Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.
Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.
Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
•	the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
•	the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.
The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Servicing Office.
Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.
Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Servicing Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.
General Information
Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Servicing Office. You must give us at least 30 days’ notice before the date on which you want payouts to begin. Annuity Payouts cannot commence within twelve months of the effective date of the contract. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.
Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant’s death (or surviving Annuitant’s death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:
•	proof, satisfactory to us, of the death;
•	written authorization for payment; and
•	all claim forms, fully completed.
Variable Annuity Payouts
Variable Annuity Payouts will be determined using:
•	the Contract Value on the Annuity Commencement Date, less any applicable premium taxes;
•	the annuity tables contained in the contract;
•	the annuity option selected; and
•	the investment performance of the fund(s) selected.
To determine the amount of payouts, we make this calculation:
1.	Determine the dollar amount of the first periodic payout; then
2.	Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and
3.	Calculate the value of the Annuity Units each period thereafter.
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Annuity Payouts assume an investment return of 3%, 4% or 5% per year, as applied to the applicable mortality table. The AIR of 5% is no longer available for new elections of i4LIFE® Advantage. You may choose your assumed interest rate at the time you elect a variable Annuity Payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.
Fixed Side of the Contract
Currently the fixed account is available for dollar cost averaging purposes only.
You may allocate Purchase Payments to the fixed side of the contract, if available. Allocations made to the fixed side of the contract are added to your Contract Value. Certain charges related to the contract and the charges for i4LIFE® Advantage are deducted from your Contract Value. Therefore, a portion of those charges may be deducted from the fixed account. See the Charges and Other Deductions section of this prospectus for more information.
Purchase Payments and Contract Value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the New York State Department of Financial Services as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.
In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.
We guarantee an annual effective interest rate of not less than 1.50% per year on amounts held in a fixed account.
ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.
Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. At this time, the fixed account is available for dollar cost averaging only. Please contact your registered representative for further information.
Small Contract Surrenders
We may surrender your contract, in accordance with New York law if:
•	your Contract Value drops below certain state specified minimum amounts ($2,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
•	no Purchase Payments have been received for three (3) full, consecutive Contract Years; and
•	the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month.
At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Purchase Payments to bring your Contract Value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge.
Delay of Payments
Contract proceeds from the VAA will be paid within seven days, except:
•	when the NYSE is closed (other than weekends and holidays);
•	times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
•	when the SEC so orders to protect Contractowners.
If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market sub-account until the fund is liquidated. Payment of contract proceeds from the fixed account may be delayed for up to six months.
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Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.
Reinvestment Privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.
This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Servicing Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. Lincoln reserves the right to not reinstate certain riders that were in effect prior to the surrender/withdrawal. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Servicing Office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.
Amendment of Contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state’s insurance department (if required).
Distribution of the Contracts
Lincoln Financial Distributors, Inc. (“LFD”) serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln New York and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively “LFN”), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us (“Selling Firms”). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer “non-cash compensation”, as defined under FINRA’s rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.
Compensation Paid to LFN. The maximum commission the Principal Underwriter pays to LFN is 6.25% of Purchase Payments. LFN may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFN is 6.25% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves.
Lincoln New York also pays for the operating and other expenses of LFN, including the following sales expenses: registered representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN pays its registered representatives a portion of the commissions received for their sales of contracts. LFN registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements. In addition, LFN registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFN registered representatives and/or their managers qualify for such benefits. LFN registered representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.
Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFN, is 6.25% of Purchase Payments. Some Selling Firms may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract’s Selling Firm remains in effect. Upon annuitization, the maximum commission the Principal
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Underwriter pays to Selling Firms is 6.25% of annuitized value and/or ongoing annual compensation of up to 1.15% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.
LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to registered representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their registered representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.
Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.
These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2018 is contained in the SAI.
Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain “wholesalers”, who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Contractowners or the VAA. All compensation is paid from our resources, which include fees and charges imposed on your contract.
Contractowner Questions
The obligations to purchasers under the contracts are those of Lincoln New York. This prospectus provides a general description of the material features of the contract. Contracts, endorsements and riders may vary as required by state law. Questions about your contract should be directed to us at 1-888-868-2583.
Federal Tax Matters
Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax advisor about the application of tax rules found in the Internal Revenue Code (“Code”), Treasury Regulations and applicable IRS guidance to your individual situation.
Nonqualified Annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.
Tax Deferral On Earnings
Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
•	An individual must own the contract (or the Code must treat the contract as owned by an individual).
•	The investments of the VAA must be “adequately diversified” in accordance with Treasury regulations.
•	Your right to choose particular investments for a contract must be limited.
•	The Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.
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Contracts Not Owned By An Individual
If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the investment in the contract. Examples of contracts where the owner pays current tax on the contract’s earnings Large Account Credits are contracts issued to a corporation or a trust. Some exceptions to the rule are:
•	Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
•	Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;
•	Contracts acquired by an estate of a decedent;
•	Certain qualified contracts;
•	Contracts purchased by employers upon the termination of certain qualified plans; and
•	Certain contracts used in connection with structured settlement agreements.
Investments In The VAA Must Be Diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be “adequately diversified.” Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the investment in the contract. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered “adequately diversified.”
Restrictions
The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, Large Account Credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code.
Loss Of Interest Deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner’s spouse at the time first covered by the contract.
Age At Which Annuity Payouts Begin
The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract’s Purchase Payments, Large Account Credits and earnings. As long as annuity payments begin or are scheduled to begin on a date on which the Annuitant’s remaining life expectancy is enough to allow for a sufficient Annuity Payout period, the contract should be treated as an annuity. If the annuity contract is not treated as an annuity, you would be currently taxed on the excess of the Contract Value over the investment in the contract.
Tax Treatment Of Payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.
Taxation Of Withdrawals And Surrenders
You will pay tax on withdrawals to the extent your Contract Value exceeds your investment in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). You will pay tax on a surrender to the extent the amount you receive exceeds your investment in the contract. In certain circumstances, your Purchase Payments and investment in the contract are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal.
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Taxation Of Annuity Payouts, including Regular Income Payments
The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your investment in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the investment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant’s death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE® Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.
Taxation Of Death Benefits
We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.
Death prior to the Annuity Commencement Date:
•	If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
•	If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.
Death after the Annuity Commencement Date:
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the investment in the contract not yet distributed from the contract. All Annuity Payouts in excess of the investment in the contract not previously received are includible in income.
•	If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Purchase Payments not previously received.
Additional Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts
The Code may impose a 10% additional tax on any distribution from your contract which you must include in your gross income. The 10% additional tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:
•	you receive on or after you reach 59½,
•	you receive because you became disabled (as defined in the Code),
•	you receive from an immediate annuity,
•	a Beneficiary receives on or after your death, or
•	you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's “unearned income,” or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code “D” in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Special Rules If You Own More Than One Annuity Contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the additional tax described previously.
Loans and Assignments
Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.
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Gifting A Contract
If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract’s value, you will pay tax on your Contract Value to the extent it exceeds your investment in the contract not previously received. The new owner’s investment in the contract would then be increased to reflect the amount included in income.
Charges for Additional Benefits
Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional rider charges, if any, as a contract withdrawal.
Special Considerations for Same-Sex Spouses
In 2013, the U.S. Supreme Court held that same-sex spouses who are married under state law are treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Qualified Retirement Plans
We have designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called “qualified contracts.” We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax advisor.
Types of Qualified Contracts and Terms of Contracts
Qualified retirement plans may include the following:
•	Individual Retirement Accounts and Annuities (“Traditional IRAs”)
•	Roth IRAs
•	Traditional IRA that is part of a Simplified Employee Pension Plan (“SEP”)
•	SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
•	401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)
•	403(a) plans (qualified annuity plans)
•	403(b) plans (public school system and tax-exempt organization annuity plans)
•	H.R. 10 or Keogh Plans (self-employed individual plans)
•	457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
Our individual variable annuity products are not available for use with any of the foregoing qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA, and Roth IRA arrangements. We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code’s requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan’s terms and conditions, regardless of the contract’s terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.
Tax Treatment of Qualified Contracts
The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
•	Federal tax rules limit the amount of Purchase Payments or contributions that can be made, and the tax deduction or exclusion that may be allowed for the contributions. These limits vary depending on the type of qualified retirement plan and the participant’s specific circumstances (e.g., the participant’s compensation).
•	Minimum annual distributions are required under some qualified retirement plans once you reach age 70½ or retire, if later as described below.
•	Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.
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Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.
Tax Treatment of Payments
The Federal income tax rules generally include distributions from a qualified contract in the participant’s income as ordinary income. These taxable distributions will include contributions that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for contributions to the contract. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.
Required Minimum Distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by April 1 of the year following the year you attain age 70½ or retire, if later. You are required to take distributions from your traditional IRAs by April 1 of the year following the year you reach age 70½. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a required minimum distribution exceeds the actual distribution from the qualified plan.
Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced Death Benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of investment in the contract. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax advisor regarding any tax ramifications.
Additional Tax on Early Distributions from Qualified Retirement Plans
The Code may impose a 10% additional tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the additional tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% additional tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
•	Distribution received on or after the Annuitant reaches 59½,
•	Distribution received on or after the Annuitant’s death or because of the Annuitant’s disability (as defined in the Code),
•	Distribution received as a series of substantially equal periodic payments based on the Annuitant’s life (or life expectancy), or
•	Distribution received as reimbursement for certain amounts paid for medical care.
These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income,” or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is a qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Transfers and Direct Rollovers
As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax advisor before you move or attempt to move any funds.
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The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers.
Direct Conversions and Recharacterizations
The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, retirement, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). You are also permitted to recharacterize your traditional IRA contribution as a Roth IRA contribution, and to recharacterize your Roth IRA contribution as a traditional IRA contribution. The deadline for the recharacterization is the due date (including extensions) for your individual income tax return for the year in which the contribution was made. Upon recharacterization, you are treated as having made the contribution originally to the second IRA account. The recharacterization does not count toward the one-rollover-per-year limitation described above.
Effective for tax years beginning after December 31, 2017, pursuant to the Tax Cuts and Jobs Act (Pub. L. No. 115-97), recharacterizations are no longer allowed in the case of a conversion from a non-Roth account or annuity to a Roth IRA. This limitation applies to conversions made from pre-tax accounts under an IRA, qualified retirement plan, 403(b) plan, or 457(b) plan. Roth IRA conversions made in 2017 may be recharacterized as a contribution to a traditional IRA if the recharacterization is completed by October 15, 2018.
There are special rules that apply to conversions and recharacterizations, and if they are not followed, you may incur adverse Federal income tax consequences. You should consult your tax advisor before completing a conversion or recharacterization.
Death Benefit and IRAs
Pursuant to Treasury regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.
Federal Income Tax Withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us in writing prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.
Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or (b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.
Our Tax Status
Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.
Changes in the Law
The above discussion is based on the Code, related regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.
Additional Information
Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the
49

1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.
Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a “quorum”), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instructions which we receive, it is important that each Contractowner provide their voting instructions to us. For funds un-affiliated with Lincoln, even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will be voted by us in the same proportion as the voting instruction which we actually receive. For funds affiliated with Lincoln, shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, once we receive a sufficient number of instructions we deem appropriate to ensure a fair representation of Contractowners eligible to vote, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied proportionately to reduce the number of votes eligible to be cast.
Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a Subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln New York may vote fund shares. See Investments of the Variable Annuity Account – Fund Shares.
Return Privilege
Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to Lincoln Life & Annuity Company of New York at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which we receive the cancellation request, plus any premium taxes which had been deducted. No applicable surrender charges will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the Contract Value during the free-look period.
IRA purchasers will receive the greater of Purchase Payments or Contract Value as of the Valuation Date on which we receive the cancellation request.
State Regulation
As a life insurance company organized and operated under New York law, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance. Our books and accounts are subject to review and examination by the New York State Department of Financial Services at all times. A full examination of our operations is conducted by that Department at least every five years.
Records and Reports
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Servicing Office, at least semi-annually after the first Contract Year, reports containing information required by that Act or any other applicable law or regulation. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.
A written (or electronic, if elected) confirmation of each transaction will be provided to you on the next Valuation Date, except for the following transactions, which are mailed quarterly:
•	deduction of any account fee or rider charges;
•	crediting of persistency credits, if applicable;
•	any rebalancing event under the portfolio rebalancing service;
•	any transfer or withdrawal under any applicable additional service: dollar cost averaging, AWS, or the cross-reinvestment service; and
•	Regular Income Payments from i4LIFE® Advantage.
50

Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Other Information
You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.
Legal Proceedings
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management’s opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is reasonably possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding legal proceedings.
51

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52

Contents of the Statement of Additional Information (SAI)
for Lincoln New York Account N for Variable Annuities
Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Annuity Payouts
Examples of Regular Income Payment Calculations
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
About the S&P Index
Unclaimed Property
Additional Services
Other Information
Financial Statements
For a free copy of the SAI complete the form below:
Statement of Additional Information Request Card
Lincoln Investor Advantage®
Lincoln New York Account N for Variable Annuities

Please send me a free copy of the current Statement of Additional Information for Lincoln New York Account N for Variable Annuities Lincoln Investor Advantage®.
(Please Print)
Name:

Address:

City

State

Zip

Mail to Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348.
53

Appendix A—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and Accumulation Units for funds in the periods ended December 31. It should be read along with the VAA’s financial statement and notes which are included in the SAI.
B-Share
	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
AB VPS Small/Mid Cap Value Portfolio - Class B
2014	17.310	19.249	1*
2015	19.249	17.955	2
2016	17.955	22.161	4
2017	22.161	24.736	6
2018	24.736	20.723	7
ALPS/Alerian Energy Infrastructure Portfolio - Class III
2014	11.128	10.269	1*
2015	10.269	6.304	1*
2016	6.304	8.779	2
2017	8.779	8.611	5
2018	8.611	6.902	4
ALPS/Red Rocks Listed Private Equity Portfolio - Class III
2015	9.378	9.182	2
2016	9.182	9.805	4
2017	9.805	12.119	5
2018	12.119	10.485	9
ALPS/Stadion Core ETF Portfolio - Class III
2014	N/A	N/A	N/A
2015	10.498	9.409	1*
2016	9.409	10.312	2
2017	10.312	11.583	7
2018	11.583	10.756	7
ALPS/Stadion Tactical Growth Portfolio - Class III
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	10.366	11.315	6
2018	11.315	10.713	21
American Century VP Balanced Fund - Class II
2016	10.455	10.424	4
2017	10.424	11.715	4
2018	11.715	11.131	6
American Century VP Large Company Value Fund - Class II
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
American Funds Asset Allocation Fund - Class 4
2014	10.394	10.314	3
2015	10.314	10.317	138
2016	10.317	11.140	211
2017	11.140	12.770	319
2018	12.770	12.020	317
American Funds Blue Chip Income and Growth Fund - Class 4
2014	10.571	10.917	15
2015	10.917	10.451	38
2016	10.451	12.249	37
2017	12.249	14.138	36
2018	14.138	12.736	36

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds Capital Income Builder® - Class 4
2014	10.141	9.869	16
2015	9.869	9.586	34
2016	9.586	9.840	44
2017	9.840	10.964	35
2018	10.964	10.058	36
American Funds Global Growth Fund - Class 4
2014	10.482	10.284	3
2015	10.284	10.852	28
2016	10.852	10.773	25
2017	10.773	13.970	168
2018	13.970	12.541	183
American Funds Global Small Capitalization Fund - Class 4
2014	10.000	10.090	1*
2015	10.090	9.978	9
2016	9.978	10.051	11
2017	10.051	12.489	9
2018	12.489	11.017	10
American Funds Growth Fund - Class 4
2014	10.589	10.721	25
2015	10.721	11.302	89
2016	11.302	12.208	119
2017	12.208	15.454	147
2018	15.454	15.208	152
American Funds Growth-Income Fund - Class 4
2014	10.629	10.658	31
2015	10.658	10.669	71
2016	10.669	11.740	103
2017	11.740	14.175	130
2018	14.175	13.731	125
American Funds International Fund - Class 4
2014	9.883	9.523	24
2015	9.523	8.971	52
2016	8.971	9.159	123
2017	9.159	11.948	141
2018	11.948	10.233	156
American Funds Mortgage Fund - Class 4
2014	10.182	10.138	1*
2015	10.138	10.191	1*
2016	10.191	10.282	5
2017	10.282	10.268	5
2018	10.268	10.163	5
American Funds New World Fund® - Class 4
2014	9.338	9.079	4
2015	9.079	8.677	34
2016	8.677	9.014	62
2017	9.014	11.507	84
2018	11.507	9.759	81
BlackRock Global Allocation V.I. Fund - Class III
2014	15.325	14.907	20
2015	14.907	14.596	55
2016	14.596	14.986	77
2017	14.986	16.855	58
2018	16.855	15.405	46
BlackRock iShares® Alternative Strategies V.I. Fund - Class III(5)
2015	9.763	9.389	1*
2016	9.389	9.864	7
2017	9.864	10.970	7
2018	10.970	11.130	7

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
ClearBridge Variable Aggressive Growth Portfolio - Class II
2014	10.969	11.147	2
2015	11.147	10.811	10
2016	10.811	10.793	16
2017	10.793	12.381	21
2018	12.381	11.197	20
ClearBridge Variable Large Cap Growth Portfolio - Class II
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
ClearBridge Variable Mid Cap Portfolio - Class II
2014	10.383	10.577	2
2015	10.577	10.669	3
2016	10.669	11.513	6
2017	11.513	12.816	9
2018	12.816	11.054	9
Columbia VP Commodity Strategy Fund - Class 2
2017	10.190	10.461	1*
2018	10.461	8.880	1*
Columbia VP Emerging Markets Bond Fund - Class 2
2017	10.395	10.703	1*
2018	10.703	9.805	2
Columbia VP Strategic Income Fund - Class 2
2017	10.154	10.457	1*
2018	10.457	10.277	1*
Delaware VIP® Diversified Income Series - Service Class
2014	15.627	15.534	8
2015	15.534	15.158	39
2016	15.158	15.484	64
2017	15.484	16.064	70
2018	16.064	15.525	70
Delaware VIP® Emerging Markets Series - Service Class
2014	12.479	10.415	8
2015	10.415	8.779	12
2016	8.779	9.871	14
2017	9.871	13.691	21
2018	13.691	11.371	33
Delaware VIP® REIT Series - Service Class
2014	14.310	15.379	3
2015	15.379	15.747	8
2016	15.747	16.449	24
2017	16.449	16.475	37
2018	16.475	15.070	33
Delaware VIP® Small Cap Value Series - Service Class
2014	17.582	17.621	3
2015	17.621	16.302	9
2016	16.302	21.135	12
2017	21.135	23.362	21
2018	23.362	19.191	24
Delaware VIP® Smid Cap Core Series - Service Class
2014	21.889	21.993	1*
2015	21.993	23.342	5
2016	23.342	24.938	24
2017	24.938	29.199	27
2018	29.199	25.298	26
Delaware VIP® U.S. Growth Series - Service Class
2014	N/A	N/A	N/A
2015	19.121	20.374	1*
2016	20.374	19.043	1*
2017	19.043	24.129	1*
2018	24.129	23.079	1*

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP® Value Series - Service Class
2014	15.576	16.954	3
2015	16.954	16.661	8
2016	16.661	18.839	19
2017	18.839	21.155	21
2018	21.155	20.296	21
DWS Alternative Asset Allocation VIP Portfolio - Class B
2014	13.654	13.478	3
2015	13.478	12.459	4
2016	12.459	12.937	4
2017	12.937	13.693	4
2018	13.693	12.277	4
Eaton Vance VT Floating-Rate Income Fund - Initial Class
2014	10.005	9.909	1*
2015	9.909	9.703	7
2016	9.703	10.456	14
2017	10.456	10.696	16
2018	10.696	10.573	32
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2014	17.097	17.246	1*
2015	17.246	17.128	8
2016	17.128	18.250	18
2017	18.250	21.947	20
2018	21.947	20.265	24
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
2017	11.367	11.384	1*
2018	11.384	10.654	9
Fidelity® VIP Growth Portfolio - Service Class 2
2014	17.924	17.768	2
2015	17.768	18.787	9
2016	18.787	18.684	17
2017	18.684	24.914	29
2018	24.914	24.535	37
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2014	17.451	17.784	1*
2015	17.784	17.303	11
2016	17.303	19.154	31
2017	19.154	22.835	48
2018	22.835	19.249	46
Fidelity® VIP Strategic Income Portfolio - Service Class 2
2015	9.723	9.477	8
2016	9.477	10.125	19
2017	10.125	10.770	43
2018	10.770	10.351	53
First Trust Dorsey Wright Tactical Core Portfolio – Class I
2016	9.590	9.821	2
2017	9.821	11.413	19
2018	11.413	10.375	29
First Trust Multi Income Allocation Portfolio - Class I
2014	10.311	10.332	1*
2015	10.332	9.890	7
2016	9.890	10.690	14
2017	10.690	11.213	15
2018	11.213	10.598	18
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
2014	10.583	10.609	22
2015	10.609	10.503	59
2016	10.503	11.607	156
2017	11.607	13.027	457
2018	13.027	12.251	461

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Franklin Founding Funds Allocation VIP Fund - Class 4
2014	9.863	9.726	24
2015	9.726	9.019	48
2016	9.019	10.073	48
2017	10.073	11.137	48
2018	11.137	9.960	44
Franklin Income VIP Fund - Class 4
2014	10.245	9.747	16
2015	9.747	8.952	21
2016	8.952	10.082	46
2017	10.082	10.924	46
2018	10.924	10.327	43
Franklin Mutual Shares VIP Fund - Class 4
2014	9.974	10.162	1*
2015	10.162	9.543	7
2016	9.543	10.943	11
2017	10.943	11.717	15
2018	11.717	10.527	13
Franklin Rising Dividends VIP Fund - Class 4
2014	9.657	10.554	4
2015	10.554	10.047	30
2016	10.047	11.521	49
2017	11.521	13.720	51
2018	13.720	12.869	42
Franklin Small Cap Value VIP Fund - Class 4
2014	9.800	9.848	1*
2015	9.848	9.008	4
2016	9.008	11.594	8
2017	11.594	12.678	9
2018	12.678	10.908	13
Franklin Small-Mid Cap Growth VIP Fund - Class 4
2014	10.692	10.719	2
2015	10.719	10.308	3
2016	10.308	10.606	10
2017	10.606	12.725	29
2018	12.725	11.899	31
Goldman Sachs VIT Government Money Market Fund - Service Shares
2014	9.941	9.930	1*
2015	9.930	9.822	11
2016	9.822	9.719	68
2017	9.719	9.662	66
2018	9.662	9.698	7
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares
2014	9.856	9.755	12
2015	9.755	9.177	16
2016	9.177	9.102	17
2017	9.102	9.465	17
2018	9.465	8.697	17
Goldman Sachs VIT Strategic Income Fund - Advisor Shares(6)
2014	9.877	9.822	2
2015	9.822	9.496	4
2016	9.496	9.461	5
2017	9.461	9.140	6
2018	9.140	9.134	7
Guggenheim VT Long Short Equity
2014	9.617	10.509	12
2015	10.509	10.525	20
2016	10.525	10.478	21
2017	10.478	11.902	22
2018	11.902	10.249	19

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Guggenheim VT Multi-Hedge Strategies
2014	10.005	10.370	1*
2015	10.370	10.446	7
2016	10.446	10.282	14
2017	10.282	10.543	14
2018	10.543	9.899	14
Hartford Capital Appreciation HLS Fund - Class IC
2014	10.617	10.435	3
2015	10.435	10.375	16
2016	10.375	10.773	24
2017	10.773	12.947	26
2018	12.947	11.856	31
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares
2014	10.167	10.180	10
2015	10.180	9.626	15
2016	9.626	10.617	34
2017	10.617	11.533	35
2018	11.533	10.641	28
Invesco V.I. Comstock Fund - Series II Shares
2014	N/A	N/A	N/A
2015	10.593	9.770	4
2016	9.770	11.304	4
2017	11.304	13.146	4
2018	13.146	11.394	5
Invesco V.I. Diversified Dividend Fund - Series II Shares
2014	10.741	10.567	1*
2015	10.567	10.641	5
2016	10.641	12.055	25
2017	12.055	12.918	34
2018	12.918	11.779	34
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
2014	10.840	10.839	3
2015	10.839	10.407	12
2016	10.407	11.728	24
2017	11.728	13.726	30
2018	13.726	12.475	30
Invesco V.I. Equity and Income Fund - Series II Shares
2014	N/A	N/A	N/A
2015	10.568	10.122	34
2016	10.122	11.497	37
2017	11.497	12.597	51
2018	12.597	11.247	43
Invesco V.I. International Growth Fund - Series II Shares
2014	9.322	9.643	4
2015	9.643	9.288	16
2016	9.288	9.123	22
2017	9.123	11.074	21
2018	11.074	9.287	21
Ivy VIP Asset Strategy Portfolio - Class II
2014	10.195	9.746	25
2015	9.746	8.835	29
2016	8.835	8.514	29
2017	8.514	9.960	26
2018	9.960	9.315	35
Ivy VIP Energy Portfolio - Class II
2014	8.273	8.111	1*
2015	8.111	6.247	2
2016	6.247	8.315	9
2017	8.315	7.184	17
2018	7.184	4.680	18

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Ivy VIP High Income Portfolio - Class II
2014	9.934	9.746	1*
2015	9.746	9.012	17
2016	9.012	10.356	56
2017	10.356	10.927	61
2018	10.927	10.579	58
Ivy VIP Micro Cap Growth Portfolio - Class II(9)
2014	10.151	10.616	1*
2015	10.616	9.534	1*
2016	9.534	10.682	4
2017	10.682	11.498	8
2018	11.498	13.611	10
Ivy VIP Mid Cap Growth Portfolio - Class II
2014	9.713	10.683	1*
2015	10.683	9.955	11
2016	9.955	10.449	12
2017	10.449	13.114	12
2018	13.114	12.963	22
Ivy VIP Science and Technology Portfolio - Class II
2014	10.265	10.492	4
2015	10.492	10.078	12
2016	10.078	10.122	21
2017	10.122	13.226	31
2018	13.226	12.397	44
Ivy VIP Small Cap Growth Portfolio - Class II
2018	13.426	11.920	9
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2
2015	9.653	9.454	2
2016	9.454	9.896	11
2017	9.896	11.437	11
2018	11.437	10.598	11
JPMorgan Insurance Trust Income Builder Portfolio - Class 2
2015	9.519	9.559	1*
2016	9.559	10.042	5
2017	10.042	11.095	8
2018	11.095	10.434	8
JPMorgan Insurance Trust Intrepid Mid Cap(1)
2014	10.121	11.058	1*
2015	11.058	10.268	11
2016	10.268	11.348	15
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC
2014	9.963	10.004	3
2015	10.004	9.743	18
2016	9.743	10.806	24
2017	10.806	11.672	38
2018	11.672	11.080	40
Lord Abbett Series Fund Developing Growth Portfolio - Class VC
2014	10.824	10.978	1*
2015	10.978	9.967	3
2016	9.967	9.601	5
2017	9.601	12.338	6
2018	12.338	12.799	23

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC
2014	9.994	9.932	1*
2015	9.932	9.881	1*
2016	9.881	10.112	21
2017	10.112	10.220	24
2018	10.220	10.225	29
LVIP American Balanced Allocation Fund - Service Class
2014	N/A	N/A	N/A
2015	10.185	9.964	104
2016	9.964	10.430	236
2017	10.430	11.802	173
2018	11.802	11.160	171
LVIP American Growth Allocation Fund - Service Class
2014	9.742	10.182	4
2015	10.182	9.946	23
2016	9.946	10.436	43
2017	10.436	12.092	48
2018	12.092	11.321	53
LVIP American Preservation Fund - Service Class
2014	9.889	9.815	1*
2015	9.815	9.705	7
2016	9.705	9.750	10
2017	9.750	9.771	9
2018	9.771	9.713	8
LVIP AQR Enhanced Global Strategies(2)
2014	N/A	N/A	N/A
2015	10.772	10.374	3
2016	10.374	10.472	8
LVIP Baron Growth Opportunities Fund - Service Class
2014	18.794	20.470	1*
2015	20.470	19.280	1*
2016	19.280	20.132	2
2017	20.132	25.336	6
2018	25.336	24.072	6
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
2014	12.484	12.541	1*
2015	12.541	11.772	5
2016	11.772	13.003	16
2017	13.003	14.937	20
2018	14.937	13.572	19
LVIP BlackRock Emerging Markets Managed Volatility(3)
2014	N/A	N/A	N/A
2015	9.181	7.858	3
2016	7.858	8.297	3
LVIP BlackRock Inflation Protected Bond Fund - Service Class
2014	10.097	9.901	1*
2015	9.901	9.492	4
2016	9.492	9.698	11
2017	9.698	9.778	13
2018	9.778	9.673	12
LVIP BlackRock Multi-Asset Income Fund - Service Class(7)
2014	9.853	9.830	10
2015	9.830	9.318	16
2016	9.318	9.837	22
2017	9.837	10.281	23
2018	10.281	10.137	23
LVIP BlackRock Scientific Allocation Fund - Service Class
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Clarion Global Real Estate Fund - Service Class
2014	9.340	9.472	6
2015	9.472	9.231	16
2016	9.231	9.216	23
2017	9.216	10.080	33
2018	10.080	9.115	34
LVIP Delaware Bond Fund - Service Class
2014	14.279	14.337	2
2015	14.337	14.185	16
2016	14.185	14.362	54
2017	14.362	14.776	59
2018	14.776	14.442	62
LVIP Delaware Diversified Floating Rate Fund - Service Class
2014	10.053	10.055	5
2015	10.055	9.849	11
2016	9.849	9.936	45
2017	9.936	10.052	53
2018	10.052	9.944	58
LVIP Delaware Social Awareness Fund - Service Class
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	17.605	17.759	1*
2017	17.759	21.036	1*
2018	21.036	19.793	1*
LVIP Delaware Wealth Builder Fund - Service Class
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
LVIP Dimensional International Core Equity Fund - Service Class
2015	8.975	9.000	1*
2016	9.000	9.280	1*
2017	9.280	11.658	7
2018	11.658	9.484	31
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
2014	10.553	10.112	1*
2015	10.112	9.581	2
2016	9.581	9.639	2
2017	9.639	11.997	4
2018	11.997	9.934	5
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
2015	10.380	10.237	1*
2016	10.237	11.544	5
2017	11.544	13.754	26
2018	13.754	12.570	38
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
2015	9.718	9.395	4
2016	9.395	10.822	4
2017	10.822	12.632	13
2018	12.632	11.262	6
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
2014	14.477	14.311	17
2015	14.311	13.044	34
2016	13.044	14.302	34
2017	14.302	16.815	33
2018	16.815	15.297	31
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
2014	10.551	10.520	3
2015	10.520	10.411	16
2016	10.411	10.487	26
2017	10.487	10.651	40
2018	10.651	10.493	50

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	10.947	11.522	2
2018	11.522	10.329	2
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	9.338	9.575	17
2017	9.575	10.462	7
2018	10.462	9.949	13
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A
LVIP Global Growth Allocation Managed Risk Fund - Service Class
2014	13.377	13.375	7
2015	13.375	12.709	18
2016	12.709	13.134	22
2017	13.134	14.984	6
2018	14.984	13.848	6
LVIP Global Income Fund - Service Class
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	11.631	11.349	1*
2017	11.349	11.763	1*
2018	11.763	11.827	1*
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
2014	N/A	N/A	N/A
2015	14.765	13.667	17
2016	13.667	14.069	26
2017	14.069	15.869	26
2018	15.869	14.805	27
LVIP Goldman Sachs Income Builder Fund - Service Class
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	9.482	10.157	4
2017	10.157	10.815	4
2018	10.815	10.199	4
LVIP Government Money Market Fund - Service Class
2016	N/A	N/A	N/A
2017	9.970	9.892	10
2018	9.892	9.896	139
LVIP JPMorgan High Yield Fund - Service Class
2014	13.685	13.295	2
2015	13.295	12.601	3
2016	12.601	14.080	9
2017	14.080	14.833	17
2018	14.833	14.216	22
LVIP JPMorgan Retirement Income Fund - Service Class
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
2014	13.093	13.160	1*
2015	13.160	11.979	2
2016	11.979	13.000	8
2017	13.000	14.710	5
2018	14.710	12.800	5
LVIP Loomis Sayles Global Growth Fund - Service Class
2018	N/A	N/A	N/A

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP MFS International Growth Fund - Service Class
2014	N/A	N/A	N/A
2015	9.439	9.259	11
2016	9.259	9.286	19
2017	9.286	12.081	25
2018	12.081	10.938	27
LVIP MFS Value Fund - Service Class
2014	13.740	14.142	3
2015	14.142	13.876	21
2016	13.876	15.615	35
2017	15.615	18.124	50
2018	18.124	16.093	55
LVIP Mondrian International Value Fund - Service Class
2014	9.242	9.028	3
2015	9.028	8.569	4
2016	8.569	8.794	4
2017	8.794	10.528	4
2018	10.528	9.194	4
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	9.030	9.433	1*
2017	9.433	11.213	1*
2018	11.213	10.142	1*
LVIP PIMCO Low Duration Bond Fund - Service Class
2014	9.973	9.931	16
2015	9.931	9.962	22
2016	9.962	10.086	27
2017	10.086	10.119	32
2018	10.119	10.098	43
LVIP SSGA Bond Index Fund - Service Class
2014	N/A	N/A	N/A
2015	12.271	12.175	1*
2016	12.175	12.287	21
2017	12.287	12.508	47
2018	12.508	12.299	48
LVIP SSGA Conservative Index Allocation Fund - Service Class
2018	N/A	N/A	N/A
LVIP SSGA Conservative Structured Allocation Fund - Service Class
2014	N/A	N/A	N/A
2015	12.131	12.027	2
2016	12.027	12.677	7
2017	12.677	13.721	9
2018	13.721	12.858	9
LVIP SSGA Developed International 150 Fund - Service Class
2014	N/A	N/A	N/A
2015	11.089	10.282	10
2016	10.282	11.132	13
2017	11.132	13.571	12
2018	13.571	11.350	16
LVIP SSGA Emerging Markets 100 Fund - Service Class
2014	N/A	N/A	N/A
2015	11.846	10.000	7
2016	10.000	11.390	13
2017	11.390	13.914	23
2018	13.914	12.036	31
LVIP SSGA Emerging Markets Equity Index Fund - Service Class
2018	N/A	N/A	N/A

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
2014	11.931	11.907	9
2015	11.907	10.982	19
2016	10.982	11.444	29
2017	11.444	12.964	31
2018	12.964	11.745	34
LVIP SSGA International Index Fund - Service Class
2014	N/A	N/A	N/A
2015	9.892	9.301	23
2016	9.301	9.267	54
2017	9.267	11.401	63
2018	11.401	9.707	65
LVIP SSGA International Managed Volatility Fund - Service Class
2016	10.189	10.143	3
2017	10.143	12.436	15
2018	12.436	10.772	15
LVIP SSGA Large Cap 100 Fund - Service Class
2014	N/A	N/A	N/A
2015	18.692	17.803	4
2016	17.803	21.346	16
2017	21.346	25.012	27
2018	25.012	21.935	22
LVIP SSGA Mid-Cap Index Fund - Service Class
2017	11.681	12.571	10
2018	12.571	10.991	18
LVIP SSGA Moderate Index Allocation Fund - Service Class
2018	N/A	N/A	N/A
LVIP SSGA Moderate Structured Allocation Fund - Service Class
2014	N/A	N/A	N/A
2015	13.663	12.700	17
2016	12.700	13.692	17
2017	13.692	15.284	26
2018	15.284	14.005	28
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
2018	N/A	N/A	N/A
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
2014	N/A	N/A	N/A
2015	13.674	13.016	10
2016	13.016	14.187	8
2017	14.187	16.082	13
2018	16.082	14.566	13
LVIP SSGA S&P 500 Index Fund - Service Class
2014	14.414	15.745	4
2015	15.745	15.716	53
2016	15.716	17.328	172
2017	17.328	20.783	205
2018	20.783	19.554	230
LVIP SSGA Short-Term Bond Index Fund - Service Class
2018	N/A	N/A	N/A
LVIP SSGA Small-Cap Index Fund - Service Class
2014	13.781	13.995	1*
2015	13.995	13.157	16
2016	13.157	15.664	63
2017	15.664	17.651	79
2018	17.651	15.435	88

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
2014	20.045	20.206	1*
2015	20.206	18.571	2
2016	18.571	23.835	8
2017	23.835	25.005	14
2018	25.005	21.351	14
LVIP T. Rowe Price Growth Stock Fund - Service Class
2014	15.482	15.474	2
2015	15.474	16.904	10
2016	16.904	16.911	44
2017	16.911	22.306	65
2018	22.306	21.761	73
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
2014	18.140	20.115	1*
2015	20.115	20.263	7
2016	20.263	21.502	11
2017	21.502	26.464	17
2018	26.464	25.309	10
LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class
2018	N/A	N/A	N/A
LVIP Vanguard Domestic Equity ETF Fund - Service Class
2014	13.908	15.192	2
2015	15.192	14.942	8
2016	14.942	16.531	24
2017	16.531	19.600	19
2018	19.600	18.383	16
LVIP Vanguard International Equity ETF Fund - Service Class
2014	10.436	10.494	2
2015	10.494	10.048	14
2016	10.048	10.282	23
2017	10.282	13.016	27
2018	13.016	10.952	26
LVIP Wellington Capital Growth Fund - Service Class
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	15.498	16.017	8
2017	16.017	21.470	12
2018	21.470	21.469	20
LVIP Wellington Mid-Cap Value Fund - Service Class
2014	13.441	13.489	1*
2015	13.489	13.106	1*
2016	13.106	14.620	4
2017	14.620	16.362	5
2018	16.362	13.796	6
LVIP Western Asset Core Bond Fund - Service Class
2017	10.058	10.161	5
2018	N/A	N/A	N/A
MFS® VIT Growth Series - Service Class
2014	15.231	16.188	1*
2015	16.188	17.179	3
2016	17.179	17.362	19
2017	17.362	22.510	20
2018	22.510	22.800	27
MFS® VIT II International Value Portfolio - Service Class
2014	9.772	9.723	1*
2015	9.723	10.224	14
2016	10.224	10.501	40
2017	10.501	13.172	48
2018	13.172	11.761	52

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
MFS® VIT Total Return Series - Service Class
2016	N/A	N/A	N/A
2017	16.823	17.403	4
2018	17.403	16.202	4
MFS® VIT Utilities Series - Service Class
2014	20.955	20.465	2
2015	20.465	17.254	6
2016	17.254	18.982	5
2017	18.982	21.496	6
2018	21.496	21.433	5
Morgan Stanley VIF Global Infrastructure Portfolio - Class II
2014	10.368	10.558	1*
2015	10.558	8.994	4
2016	8.994	10.227	8
2017	10.227	11.384	14
2018	11.384	10.371	19
Oppenheimer International Growth Fund/VA Service Shares
2014	9.041	9.016	3
2015	9.016	9.195	14
2016	9.195	8.847	21
2017	8.847	11.064	23
2018	11.064	8.804	13
Oppenheimer Main Street Small Cap Fund®/VA Service Shares
2014	10.498	11.051	1*
2015	11.051	10.264	3
2016	10.264	11.946	6
2017	11.946	13.458	12
2018	13.458	11.908	17
PIMCO VIT All Asset All Authority Portfolio - Advisor Class
2014	9.281	9.284	11
2015	9.284	8.043	12
2016	8.043	9.033	12
2017	9.033	9.915	13
2018	9.915	9.149	13
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
2014	11.694	9.949	1*
2015	9.949	7.315	7
2016	7.315	8.311	10
2017	8.311	8.389	10
2018	8.389	7.118	11
PIMCO VIT Dynamic Bond Portfolio - Advisor Class
2014	10.058	10.025	4
2015	10.025	9.739	17
2016	9.739	10.079	23
2017	10.079	10.458	24
2018	10.458	10.439	31
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class
2014	10.002	9.565	1*
2015	9.565	9.239	2
2016	9.239	10.347	5
2017	10.347	11.235	6
2018	11.235	10.572	4
Putnam VT George Putnam Balanced Fund - Class IB
2017	10.658	11.667	3
2018	11.667	11.177	17
Putnam VT Global Health Care Fund - Class IB
2015	10.638	10.016	15
2016	10.016	8.782	23
2017	8.782	10.015	24
2018	10.015	9.846	19

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Putnam VT Income Fund - Class IB
2015	9.682	9.592	1*
2016	9.592	9.677	13
2017	9.677	10.106	13
2018	10.106	10.016	13
Putnam VT Multi-Asset Absolute Return Fund - Class IB
2014	N/A	N/A	N/A
2015	10.206	10.051	1*
2016	10.051	10.011	6
2017	10.011	10.592	7
2018	10.592	9.655	6
QS Variable Conservative Growth - Class II
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
SEI VP Market Growth Strategy Fund - Class III
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
SEI VP Market Plus Strategy Fund - Class III
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	9.696	10.304	1*
2017	10.304	12.068	1*
2018	12.068	10.707	1*
Templeton Foreign VIP Fund - Class 4
2014	9.369	8.642	4
2015	8.642	7.978	4
2016	7.978	8.451	17
2017	8.451	9.748	19
2018	9.748	8.143	7
Templeton Global Bond VIP Fund - Class 4
2014	10.072	9.915	3
2015	9.915	9.376	35
2016	9.376	9.540	67
2017	9.540	9.601	76
2018	9.601	9.676	85
Transparent Value Directional Allocation VI(4)
2014	10.188	9.920	1*
2015	9.920	9.540	7
2016	9.540	9.862	3
VanEck VIP Global Hard Assets Fund - Class S Shares
2014	7.778	7.531	1*
2015	7.531	4.944	4
2016	4.944	7.014	7
2017	7.014	6.801	11
2018	6.801	4.814	12
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares
2014	9.964	9.721	1*
2015	9.721	9.494	7
2016	9.494	10.263	12
2017	10.263	10.833	28
2018	10.833	10.429	16
Virtus Rampart Equity Trend Series - Class A Shares(8)
2014	9.978	9.840	2
2015	9.840	8.825	2
2016	8.825	8.644	2
2017	8.644	10.298	2
2018	10.298	10.498	2

*	The numbers of accumulation units less than 1000 were rounded up to one.
[1]	The JPMorgan Insurance Trust Intrepid Mid Cap Portfolio was liquidated on May 19, 2017.
[2]	The LVIP AQR Enhanced Global Strategies Fund was liquidated on January 10, 2017.
[3]	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP SSGA International Managed Volatility Fund Subaccount.
[4]	The Transparent Value Directional Allocation VI Portfolio was liquidated on June 6, 2016.
[5]	The BlackRock iShares® Alternative Strategies V.I Fund was liquidated on August 31, 2018.
[6]	The Goldman Sachs VIT Strategic Income Fund was liquidated on April 27, 2018.
[7]	The LVIP BlackRock Multi-Asset Income Fund was liquidated on November 16, 2018.
[8]	The Virtus Rampart Equity Trend Series was liquidated on June 28, 2018.
[9]	Effective November 5, 2018, the Ivy VIP Micro Cap Growth Portfolio was reorganized into the Ivy VIP Small Cap Growth Portfolio.
C-Share
	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
AB VPS Small/Mid Cap Value Portfolio - Class B
2014	N/A	N/A	N/A
2015	32.923	29.599	2
2016	29.599	36.479	2
2017	36.479	40.655	1*
2018	N/A	N/A	N/A
ALPS/Alerian Energy Infrastructure Portfolio - Class III
2014	10.478	10.260	2
2015	10.260	6.289	2
2016	6.289	8.746	2
2017	8.746	8.564	13
2018	8.564	6.855	13
ALPS/Red Rocks Listed Private Equity Portfolio - Class III
2015	N/A	N/A	N/A
2016	9.556	9.781	1*
2017	9.781	12.071	1*
2018	12.071	10.426	1*
ALPS/Stadion Core ETF Portfolio - Class III
2014	10.403	10.483	2
2015	10.483	9.386	2
2016	9.386	10.271	2
2017	10.271	11.520	2
2018	11.520	10.681	2
ALPS/Stadion Tactical Growth Portfolio - Class III
2015	9.465	9.430	1*
2016	9.430	10.172	8
2017	10.172	11.269	8
2018	11.269	10.654	8
American Century VP Balanced Fund - Class II
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	12.090	11.087	6
American Century VP Large Company Value Fund - Class II
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
American Funds Asset Allocation Fund - Class 4
2014	N/A	N/A	N/A
2015	10.101	10.292	28
2016	10.292	11.096	52
2017	11.096	12.701	40
2018	12.701	11.937	64

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds Blue Chip Income and Growth Fund - Class 4
2014	N/A	N/A	N/A
2015	11.024	10.425	4
2016	10.425	12.200	5
2017	12.200	14.060	5
2018	14.060	12.647	9
American Funds Capital Income Builder® - Class 4
2014	N/A	N/A	N/A
2015	9.647	9.563	11
2016	9.563	9.801	25
2017	9.801	10.904	22
2018	10.904	9.988	45
American Funds Global Growth Fund - Class 4
2014	10.102	10.274	1*
2015	10.274	10.825	4
2016	10.825	10.730	5
2017	10.730	13.894	9
2018	13.894	12.454	9
American Funds Global Small Capitalization Fund - Class 4
2014	N/A	N/A	N/A
2015	11.625	9.953	10
2016	9.953	10.010	9
2017	10.010	12.419	20
2018	12.419	10.940	21
American Funds Growth Fund - Class 4
2014	10.456	10.711	1*
2015	10.711	11.274	12
2016	11.274	12.160	53
2017	12.160	15.370	53
2018	15.370	15.102	62
American Funds Growth-Income Fund - Class 4
2014	10.596	10.648	2
2015	10.648	10.643	9
2016	10.643	11.694	18
2017	11.694	14.098	17
2018	14.098	13.636	36
American Funds International Fund - Class 4
2014	9.701	9.514	2
2015	9.514	8.950	11
2016	8.950	9.123	17
2017	9.123	11.883	11
2018	11.883	10.162	15
American Funds Mortgage Fund - Class 4
2014	N/A	N/A	N/A
2015	10.175	10.164	2
2016	10.164	10.240	19
2017	10.240	10.211	16
2018	10.211	10.091	12
American Funds New World Fund® - Class 4
2014	10.073	9.066	1*
2015	9.066	8.651	4
2016	8.651	8.975	9
2017	8.975	11.439	9
2018	11.439	9.687	11
BlackRock Global Allocation V.I. Fund - Class III
2014	N/A	N/A	N/A
2015	14.515	14.449	12
2016	14.449	14.813	12
2017	14.813	16.634	9
2018	16.634	15.183	9

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
BlackRock iShares® Alternative Strategies V.I. Fund - Class III(5)
2015	N/A	N/A	N/A
2016	10.289	9.839	1*
2017	9.839	10.926	1*
2018	10.926	11.074	1*
ClearBridge Variable Aggressive Growth Portfolio - Class II
2014	11.073	11.137	2
2015	11.137	10.785	4
2016	10.785	10.750	4
2017	10.750	12.314	4
2018	12.314	11.119	4
ClearBridge Variable Large Cap Growth Portfolio - Class II
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
ClearBridge Variable Mid Cap Portfolio - Class II
2014	10.307	10.566	1*
2015	10.566	10.642	2
2016	10.642	11.468	2
2017	11.468	12.747	3
2018	12.747	10.977	3
Columbia VP Commodity Strategy Fund - Class 2
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
Columbia VP Emerging Markets Bond Fund - Class 2
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
Columbia VP Strategic Income Fund - Class 2
2017	10.050	10.439	12
2018	10.439	10.243	11
Delaware VIP® Diversified Income Series - Service Class
2014	16.945	16.852	9
2015	16.852	16.420	11
2016	16.420	16.749	14
2017	16.749	17.350	20
2018	17.350	16.743	19
Delaware VIP® Emerging Markets Series - Service Class
2014	26.701	25.024	4
2015	25.024	21.062	1*
2016	21.062	23.646	1*
2017	23.646	32.746	4
2018	32.746	27.156	4
Delaware VIP® REIT Series - Service Class
2014	N/A	N/A	N/A
2015	30.262	29.680	1*
2016	29.680	30.957	2
2017	30.957	30.961	2
2018	30.961	28.278	2
Delaware VIP® Small Cap Value Series - Service Class
2014	28.431	31.326	4
2015	31.326	28.937	1*
2016	28.937	37.461	1*
2017	37.461	41.348	1*
2018	41.348	33.915	1*
Delaware VIP® Smid Cap Core Series - Service Class
2014	N/A	N/A	N/A
2015	30.200	31.717	2
2016	31.717	33.834	4
2017	33.834	39.557	3
2018	39.557	34.221	5

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP® U.S. Growth Series - Service Class
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
Delaware VIP® Value Series - Service Class
2014	N/A	N/A	N/A
2015	26.530	25.674	2
2016	25.674	28.986	10
2017	28.986	32.502	11
2018	32.502	31.135	11
DWS Alternative Asset Allocation VIP Portfolio - Class B
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	12.881	13.516	1*
2018	13.516	12.099	1*
Eaton Vance VT Floating-Rate Income Fund - Initial Class
2014	N/A	N/A	N/A
2015	10.078	9.680	13
2016	9.680	10.414	12
2017	10.414	10.637	13
2018	10.637	10.502	1*
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2014	27.600	28.163	4
2015	28.163	27.929	12
2016	27.929	29.714	17
2017	29.714	35.681	15
2018	35.681	32.898	17
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
Fidelity® VIP Growth Portfolio - Service Class 2
2014	N/A	N/A	N/A
2015	22.979	23.990	1*
2016	23.990	23.822	1*
2017	23.822	31.717	1*
2018	31.717	31.184	1*
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2014	21.322	21.439	1*
2015	21.439	20.828	1*
2016	20.828	23.021	2
2017	23.021	27.405	7
2018	27.405	23.067	9
Fidelity® VIP Strategic Income Portfolio - Service Class 2
2015	9.876	9.467	1*
2016	9.467	10.099	17
2017	10.099	10.727	13
2018	10.727	10.294	9
First Trust Dorsey Wright Tactical Core Portfolio – Class I
2016	N/A	N/A	N/A
2017	9.997	11.378	1*
2018	11.378	10.328	1*
First Trust Multi Income Allocation Portfolio - Class I
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
2014	N/A	N/A	N/A
2015	10.851	10.477	1*
2016	10.477	11.561	5
2017	11.561	12.955	5
2018	12.955	12.166	5
Franklin Founding Funds Allocation VIP Fund - Class 4
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
Franklin Income VIP Fund - Class 4
2014	9.633	9.738	16
2015	9.738	8.930	25
2016	8.930	10.042	28
2017	10.042	10.865	34
2018	10.865	10.256	23
Franklin Mutual Shares VIP Fund - Class 4
2014	9.947	10.152	1*
2015	10.152	9.520	31
2016	9.520	10.900	1*
2017	10.900	11.653	1*
2018	11.653	10.454	3
Franklin Rising Dividends VIP Fund - Class 4
2014	10.414	10.544	2
2015	10.544	10.022	3
2016	10.022	11.475	2
2017	11.475	13.645	2
2018	13.645	12.779	2
Franklin Small Cap Value VIP Fund - Class 4
2014	9.693	9.839	1*
2015	9.839	8.986	1*
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
Franklin Small-Mid Cap Growth VIP Fund - Class 4
2014	N/A	N/A	N/A
2015	10.555	10.282	7
2016	10.282	10.564	7
2017	10.564	12.655	1*
2018	12.655	11.816	2
Goldman Sachs VIT Government Money Market Fund - Service Shares
2014	9.931	9.921	56
2015	9.921	9.798	23
2016	9.798	9.680	17
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares
2014	9.641	9.746	1*
2015	9.746	9.154	1*
2016	9.154	9.066	1*
2017	9.066	9.414	1*
2018	9.414	8.637	1*
Goldman Sachs VIT Strategic Income Fund - Advisor Shares(6)
2014	9.737	9.813	1*
2015	9.813	9.473	1*
2016	9.473	9.425	1*
2017	9.425	9.091	2
2018	9.091	9.080	2

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Guggenheim VT Long Short Equity
2014	N/A	N/A	N/A
2015	10.829	10.499	1*
2016	10.499	10.437	1*
2017	10.437	11.837	1*
2018	11.837	10.178	1*
Guggenheim VT Multi-Hedge Strategies
2014	10.101	10.360	2
2015	10.360	10.421	2
2016	10.421	10.241	2
2017	10.241	10.488	1*
2018	10.488	9.832	1*
Hartford Capital Appreciation HLS Fund - Class IC
2014	10.400	10.425	2
2015	10.425	10.349	4
2016	10.349	10.731	8
2017	10.731	12.876	8
2018	12.876	11.774	8
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	10.731	11.470	17
2018	N/A	N/A	N/A
Invesco V.I. Comstock Fund - Series II Shares
2014	10.596	10.521	1*
2015	10.521	9.747	1*
2016	9.747	11.261	1*
2017	11.261	13.076	2
2018	13.076	11.316	2
Invesco V.I. Diversified Dividend Fund - Series II Shares
2014	10.378	10.557	2
2015	10.557	10.615	7
2016	10.615	12.007	14
2017	12.007	12.847	14
2018	12.847	11.696	14
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
2014	10.580	10.829	1*
2015	10.829	10.382	46
2016	10.382	11.682	39
2017	11.682	13.652	39
2018	13.652	12.389	39
Invesco V.I. Equity and Income Fund - Series II Shares
2014	N/A	N/A	N/A
2015	10.549	10.097	9
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
Invesco V.I. International Growth Fund - Series II Shares
2014	27.800	26.708	1*
2015	26.708	25.687	1*
2016	25.687	25.191	1*
2017	25.191	30.532	1*
2018	30.532	25.568	1*
Ivy VIP Asset Strategy Portfolio - Class II
2014	9.673	9.737	1*
2015	9.737	8.814	3
2016	8.814	8.480	5
2017	8.480	9.906	5
2018	9.906	9.250	4

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Ivy VIP Energy Portfolio - Class II
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	7.062	8.278	1*
2017	8.278	7.142	7
2018	7.142	4.645	1*
Ivy VIP High Income Portfolio - Class II
2014	10.053	9.737	2
2015	9.737	8.990	3
2016	8.990	10.316	13
2017	10.316	10.868	4
2018	10.868	10.506	4
Ivy VIP Micro Cap Growth Portfolio - Class II(9)
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	10.670	10.643	1*
2017	10.643	11.439	9
2018	11.439	13.523	9
Ivy VIP Mid Cap Growth Portfolio - Class II
2014	N/A	N/A	N/A
2015	11.162	9.931	1*
2016	9.931	10.407	5
2017	10.407	13.042	5
2018	13.042	12.873	5
Ivy VIP Science and Technology Portfolio - Class II
2014	N/A	N/A	N/A
2015	10.280	10.053	3
2016	10.053	10.082	10
2017	10.082	13.154	10
2018	13.154	12.311	9
Ivy VIP Small Cap Growth Portfolio - Class II
2018	13.340	11.840	9
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
JPMorgan Insurance Trust Income Builder Portfolio - Class 2
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap(1)
2014	10.564	11.048	2
2015	11.048	10.243	6
2016	10.243	11.303	6
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC
2014	10.079	9.995	3
2015	9.995	9.719	4
2016	9.719	10.763	3
2017	10.763	11.609	31
2018	11.609	11.004	11

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Lord Abbett Series Fund Developing Growth Portfolio - Class VC
2014	10.583	10.968	1*
2015	10.968	9.943	7
2016	9.943	9.564	7
2017	9.564	12.272	7
2018	12.272	12.711	6
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC
2014	9.993	9.923	3
2015	9.923	9.856	4
2016	9.856	10.071	14
2017	10.071	10.164	13
2018	10.164	10.153	4
LVIP American Balanced Allocation Fund - Service Class
2014	N/A	N/A	N/A
2015	10.036	9.940	3
2016	9.940	10.389	6
2017	10.389	11.738	7
2018	11.738	11.083	32
LVIP American Growth Allocation Fund - Service Class
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	10.515	10.394	13
2017	10.394	12.026	13
2018	12.026	11.242	13
LVIP American Preservation Fund - Service Class
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	9.711	9.685	1*
2017	9.685	9.692	3
2018	9.692	9.622	1*
LVIP AQR Enhanced Global Strategies(2)
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
LVIP Baron Growth Opportunities Fund - Service Class
2014	N/A	N/A	N/A
2015	20.003	18.002	1*
2016	18.002	18.769	1*
2017	18.769	23.583	1*
2018	N/A	N/A	N/A
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A
2015	12.283	12.478	4
2016	12.478	13.762	4
2017	13.762	15.785	7
2018	15.785	14.321	7
LVIP BlackRock Emerging Markets Managed Volatility(3)
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
LVIP BlackRock Inflation Protected Bond Fund - Service Class
2014	10.163	9.892	2
2015	9.892	9.469	2
2016	9.469	9.660	2
2017	9.660	9.724	10
2018	N/A	N/A	N/A

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP BlackRock Multi-Asset Income Fund - Service Class(7)
2014	9.963	9.820	2
2015	9.820	9.295	2
2016	9.295	9.798	2
2017	9.798	10.225	3
2018	10.225	10.069	3
LVIP BlackRock Scientific Allocation Fund - Service Class
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
LVIP Clarion Global Real Estate Fund - Service Class
2014	9.352	9.365	3
2015	9.365	9.113	3
2016	9.113	9.085	3
2017	9.085	9.922	3
2018	9.922	8.959	3
LVIP Delaware Bond Fund - Service Class
2014	N/A	N/A	N/A
2015	14.233	13.943	31
2016	13.943	14.095	35
2017	14.095	14.478	13
2018	14.478	14.130	13
LVIP Delaware Diversified Floating Rate Fund - Service Class
2014	10.051	9.988	7
2015	9.988	9.768	6
2016	9.768	9.840	6
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
LVIP Delaware Social Awareness Fund - Service Class
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
LVIP Delaware Wealth Builder Fund - Service Class
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
LVIP Dimensional International Core Equity Fund - Service Class
2015	N/A	N/A	N/A
2016	8.958	9.256	9
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
2015	17.031	16.497	1*
2016	16.497	18.574	5
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	14.339	16.650	1*
2018	16.650	15.124	1*
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
2014	10.437	10.462	3
2015	10.462	10.339	11
2016	10.339	10.398	23
2017	10.398	10.546	9
2018	10.546	10.374	31
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A
2015	10.409	9.398	5
2016	9.398	9.482	5
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
2014	N/A	N/A	N/A
2015	10.182	9.554	1*
2016	9.554	9.537	1*
2017	9.537	10.404	1*
2018	10.404	9.879	3
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A
LVIP Global Growth Allocation Managed Risk Fund - Service Class
2014	14.885	14.510	1*
2015	14.510	13.766	6
2016	13.766	14.205	1*
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
LVIP Global Income Fund - Service Class
2014	11.904	11.741	13
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	11.412	11.611	8
2018	N/A	N/A	N/A
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
2014	15.326	15.251	3
2015	15.251	14.516	7
2016	14.516	14.920	3
2017	14.920	16.804	8
2018	16.804	15.654	8
LVIP Goldman Sachs Income Builder Fund - Service Class
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	10.270	10.755	1*
2018	10.755	10.127	1*
LVIP Government Money Market Fund - Service Class
2016	N/A	N/A	N/A
2017	9.937	9.876	2
2018	9.876	9.864	8
LVIP JPMorgan High Yield Fund - Service Class
2014	13.245	13.200	11
2015	13.200	12.492	8
2016	12.492	13.937	8
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP JPMorgan Retirement Income Fund - Service Class
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
2014	N/A	N/A	N/A
2015	12.059	11.823	6
2016	11.823	12.811	6
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
LVIP Loomis Sayles Global Growth Fund - Service Class
2018	N/A	N/A	N/A
LVIP MFS International Growth Fund - Service Class
2014	8.921	9.161	8
2015	9.161	9.142	1*
2016	9.142	9.155	6
2017	9.155	11.893	6
2018	11.893	10.751	6
LVIP MFS Value Fund - Service Class
2014	12.674	13.982	8
2015	13.982	13.698	2
2016	13.698	15.393	11
2017	15.393	17.837	16
2018	17.837	15.815	15
LVIP Mondrian International Value Fund - Service Class
2014	8.980	9.020	12
2015	9.020	8.548	1*
2016	8.548	8.762	1*
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
2014	10.310	9.825	2
2015	9.825	9.014	2
2016	9.014	9.395	2
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond Fund - Service Class
2014	N/A	N/A	N/A
2015	9.992	9.937	42
2016	9.937	10.047	16
2017	10.047	10.064	14
2018	10.064	10.029	19
LVIP SSGA Bond Index Fund - Service Class
2014	12.090	12.190	2
2015	12.190	12.039	18
2016	12.039	12.132	33
2017	12.132	12.331	7
2018	12.331	12.108	3
LVIP SSGA Conservative Index Allocation Fund - Service Class
2018	N/A	N/A	N/A
LVIP SSGA Conservative Structured Allocation Fund - Service Class
2014	N/A	N/A	N/A
2015	12.578	11.929	35
2016	11.929	12.555	8
2017	12.555	13.568	4
2018	13.568	12.696	4

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Developed International 150 Fund - Service Class
2014	N/A	N/A	N/A
2015	12.034	10.167	1*
2016	10.167	10.991	12
2017	10.991	13.379	14
2018	13.379	11.172	17
LVIP SSGA Emerging Markets 100 Fund - Service Class
2014	N/A	N/A	N/A
2015	13.293	9.888	1*
2016	9.888	11.245	1*
2017	11.245	13.717	3
2018	13.717	11.848	4
LVIP SSGA Emerging Markets Equity Index Fund - Service Class
2018	N/A	N/A	N/A
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
2014	13.397	13.277	3
2015	13.277	12.227	4
2016	12.227	12.722	4
2017	12.722	14.390	4
2018	14.390	13.017	4
LVIP SSGA International Index Fund - Service Class
2014	N/A	N/A	N/A
2015	10.273	9.197	2
2016	9.197	9.150	5
2017	9.150	11.240	12
2018	11.240	9.555	12
LVIP SSGA International Managed Volatility Fund - Service Class
2016	N/A	N/A	N/A
2017	10.333	12.418	1*
2018	12.418	10.740	1*
LVIP SSGA Large Cap 100 Fund - Service Class
2014	18.209	18.746	1*
2015	18.746	17.604	7
2016	17.604	21.076	9
2017	21.076	24.658	9
2018	24.658	21.592	9
LVIP SSGA Mid-Cap Index Fund - Service Class
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
LVIP SSGA Moderate Index Allocation Fund - Service Class
2018	N/A	N/A	N/A
LVIP SSGA Moderate Structured Allocation Fund - Service Class
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
2018	N/A	N/A	N/A
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	13.799	14.051	14
2017	14.051	15.904	14
2018	N/A	N/A	N/A

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA S&P 500 Index Fund - Service Class
2014	16.034	16.504	1*
2015	16.504	16.448	6
2016	16.448	18.108	19
2017	18.108	21.687	17
2018	21.687	20.373	22
LVIP SSGA Short-Term Bond Index Fund - Service Class
2018	N/A	N/A	N/A
LVIP SSGA Small-Cap Index Fund - Service Class
2014	13.493	13.837	1*
2015	13.837	12.988	8
2016	12.988	15.440	20
2017	15.440	17.372	18
2018	17.372	15.168	18
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
2014	N/A	N/A	N/A
2015	20.762	18.364	4
2016	18.364	23.534	6
2017	23.534	24.652	8
2018	24.652	21.018	8
LVIP T. Rowe Price Growth Stock Fund - Service Class
2014	15.086	15.299	3
2015	15.299	16.688	14
2016	16.688	16.669	8
2017	16.669	21.955	9
2018	21.955	21.386	9
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
2014	19.050	21.570	4
2015	21.570	21.696	3
2016	21.696	22.988	3
2017	22.988	28.251	1*
2018	28.251	26.977	1*
LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class
2018	N/A	N/A	N/A
LVIP Vanguard Domestic Equity ETF Fund - Service Class
2014	N/A	N/A	N/A
2015	15.284	14.839	3
2016	14.839	16.393	3
2017	16.393	19.408	3
2018	N/A	N/A	N/A
LVIP Vanguard International Equity ETF Fund - Service Class
2014	N/A	N/A	N/A
2015	11.259	9.979	19
2016	9.979	10.195	19
2017	10.195	12.887	22
2018	12.887	10.828	21
LVIP Wellington Capital Growth Fund - Service Class
2014	N/A	N/A	N/A
2015	16.092	16.016	5
2016	16.016	15.794	5
2017	15.794	21.139	3
2018	N/A	N/A	N/A
LVIP Wellington Mid-Cap Value Fund - Service Class
2014	12.073	13.335	9
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	14.937	16.103	1*
2018	16.103	13.560	1*

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Western Asset Core Bond Fund - Service Class
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
MFS® VIT Growth Series - Service Class
2014	27.428	28.182	1*
2015	28.182	29.864	1*
2016	29.864	30.136	1*
2017	30.136	39.015	1*
2018	39.015	39.460	3
MFS® VIT II International Value Portfolio - Service Class
2014	N/A	N/A	N/A
2015	10.585	10.199	3
2016	10.199	10.459	11
2017	10.459	13.099	20
2018	13.099	11.679	23
MFS® VIT Total Return Series - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
MFS® VIT Utilities Series - Service Class
2014	N/A	N/A	N/A
2015	40.502	33.920	1*
2016	33.920	37.262	1*
2017	37.262	42.134	2
2018	42.134	41.948	1*
Morgan Stanley VIF Global Infrastructure Portfolio - Class II
2014	10.830	10.546	1*
2015	10.546	8.969	2
2016	8.969	10.183	5
2017	10.183	11.318	8
2018	11.318	10.296	8
Oppenheimer International Growth Fund/VA Service Shares
2014	9.454	9.008	2
2015	9.008	9.172	4
2016	9.172	8.812	5
2017	8.812	11.004	15
2018	11.004	8.742	15
Oppenheimer Main Street Small Cap Fund®/VA Service Shares
2014	N/A	N/A	N/A
2015	11.504	10.239	1*
2016	10.239	11.898	1*
2017	11.898	13.386	2
2018	13.386	11.826	2
PIMCO VIT All Asset All Authority Portfolio - Advisor Class
2014	N/A	N/A	N/A
2015	9.382	8.023	1*
2016	8.023	8.997	1*
2017	8.997	9.861	11
2018	9.861	9.086	1*
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
2014	10.304	9.865	1*
2015	9.865	7.242	2
2016	7.242	8.216	2
2017	8.216	8.280	2
2018	8.280	7.016	2

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
PIMCO VIT Dynamic Bond Portfolio - Advisor Class
2014	10.051	10.016	2
2015	10.016	9.715	2
2016	9.715	10.039	2
2017	10.039	10.401	2
2018	10.401	10.366	2
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class
2014	10.017	9.555	7
2015	N/A	N/A	N/A
2016	10.224	10.305	1*
2017	10.305	11.173	10
2018	11.173	10.500	10
Putnam VT George Putnam Balanced Fund - Class IB
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
Putnam VT Global Health Care Fund - Class IB
2015	31.257	29.596	1*
2016	29.596	25.914	1*
2017	25.914	29.502	1*
2018	29.502	28.959	1*
Putnam VT Income Fund - Class IB
2015	9.868	9.582	10
2016	9.582	9.652	9
2017	9.652	10.066	9
2018	10.066	9.961	8
Putnam VT Multi-Asset Absolute Return Fund - Class IB
2014	N/A	N/A	N/A
2015	10.312	10.029	1*
2016	10.029	9.973	1*
2017	9.973	10.539	1*
2018	10.539	9.594	1*
QS Variable Conservative Growth - Class II
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
SEI VP Market Growth Strategy Fund - Class III
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
SEI VP Market Plus Strategy Fund - Class III
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
Templeton Foreign VIP Fund - Class 4
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
Templeton Global Bond VIP Fund - Class 4
2014	10.163	9.906	1*
2015	9.906	9.353	6
2016	9.353	9.502	7
2017	9.502	9.549	15
2018	9.549	9.610	15

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Transparent Value Directional Allocation VI(4)
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
VanEck VIP Global Hard Assets Fund - Class S Shares
2014	N/A	N/A	N/A
2015	7.187	4.931	1*
2016	4.931	6.987	1*
2017	6.987	6.764	1*
2018	6.764	4.781	1*
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares
2014	9.955	9.712	3
2015	9.712	9.471	3
2016	9.471	10.222	3
2017	10.222	10.774	3
2018	10.774	10.357	3
Virtus Rampart Equity Trend Series - Class A Shares(8)
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
*	The numbers of accumulation units less than 1000 were rounded up to one.
[1]	The JPMorgan Insurance Trust Intrepid Mid Cap Portfolio was liquidated on May 19, 2017.
[2]	The LVIP AQR Enhanced Global Strategies Fund was liquidated on January 10, 2017.
[3]	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP SSGA International Managed Volatility Fund Subaccount.
[4]	The Transparent Value Directional Allocation VI Portfolio was liquidated on June 6, 2016.
[5]	The BlackRock iShares® Alternative Strategies V.I Fund was liquidated on August 31, 2018.
[6]	The Goldman Sachs VIT Strategic Income Fund was liquidated on April 27, 2018.
[7]	The LVIP BlackRock Multi-Asset Income Fund was liquidated on November 16, 2018.
[8]	The Virtus Rampart Equity Trend Series was liquidated on June 28, 2018.
[9]	Effective November 5, 2018, the Ivy VIP Micro Cap Growth Portfolio was reorganized into the Ivy VIP Small Cap Growth Portfolio.

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SAI 1

Lincoln Investor Advantage®
Lincoln New York Account N for Variable Annuities  (Registrant)
Lincoln Life & Annuity Company of New York  (Depositor)
Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln Investor Advantage® prospectus of Lincoln New York Account N for Variable Annuities dated May 1, 2019. You may obtain a copy of the Lincoln Investor Advantage® prospectus on request and without charge. Please write Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583.

This SAI is not a prospectus.
The date of this SAI is May 1, 2019.

Special Terms
The special terms used in this SAI are the ones defined in the prospectus.
Services
Independent Registered Public Accounting Firm
Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) the financial statements of each of the subaccounts listed in the appendix to the opinion that comprise Lincoln New York Account N for Variable Annuities, as of December 31, 2018, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the appendix to the opinion; and b) the financial statements of Lincoln Life & Annuity Company of New York as of December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 as set forth in their reports, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.
Keeper of Records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln New York. We have entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.
Principal Underwriter
Lincoln Financial Distributors, Inc., (“LFD”), an affiliate of Lincoln New York, serves as principal underwriter (the “Principal Underwriter”) for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives who are also associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corp. (collectively “LFN”), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers (“Selling Firms”) for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $25,882,250, $26,124,671 and $10,003,399 to LFN and Selling Firms in 2016, 2017 and 2018, respectively, as sales compensation with respect to the contracts. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.
Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.
Both before and after the Annuity Commencement Date, there are exchange privileges between Subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.
The offering of the contracts is continuous.
Annuity Payouts
Variable Annuity Payouts
Variable Annuity Payouts will be determined on the basis of:
•	the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax;
•	the annuity tables contained in the contract;
B-2

•	the type of annuity option selected; and
•	the investment results of the fund(s) selected.
In order to determine the amount of variable Annuity Payouts, we make the following calculation:
•	first, we determine the dollar amount of the first payout;
•	second, we credit the contract with a fixed number of Annuity Units based on the amount of the first payout; and
•	third, we calculate the value of the Annuity Units each period thereafter.
These steps are explained below.
The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable Annuity Payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future Annuity Payouts will be paid. Amounts shown in the tables are based on the 1983 Table “a” Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, or 5% per annum, depending on the terms of your contract. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.
Conversely, if the actual rate is less than the assumed interest rate, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.
We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.
At an Annuity Commencement Date, the contract is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first periodic payout by the value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the Contractowner’s fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending 14 days prior to the date that payout is due.
The value of each Subaccount’s Annuity Unit will be set initially at $1.00. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Date by the product of:
•	The net investment factor of the Subaccount for the Valuation Period for which the Annuity Unit value is being determined, and
•	A factor to neutralize the assumed investment return in the annuity table.
The value of the Annuity Units is determined as of a Valuation Date 14 days prior to the payment date in order to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.
Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the Access Period and the impact of a withdrawal on the Regular Income Payments. These examples assume that the investment return is the same as the assumed investment return (AIR) to make the Regular Income Payment calculations simpler to understand. The Regular Income Payments will vary based on the investment performance of the underlying funds.
Annuitant	Male, Age 65
Secondary Life	Female, Age 63
Purchase Payment	$200,000.00
Regular Income Payment Frequency	Annual
AIR	4.0%
Hypothetical Investment Return	4.0%

	20-year Access Period	30-Year Access Period
Regular Income Payment	$10,463.99	$9,922.44
B-3

A 10% withdrawal from the Account Value will reduce the Regular Income Payments by 10% to $9,417.59 with the 20-year Access Period and $8,930.20 with the 30-year Access Period.
At the end of the 20-year Access Period, the remaining Account Value of $114,163 (assuming no withdrawals) will be used to continue the $10,463.99 Regular Income Payment during the Lifetime Income Period for the lives of the Annuitant and Secondary Life. At the end of the 30-year Access Period, the remaining Account Value of $69,919 (assuming no withdrawals) will be used to continue the $9,922.44 Regular Income Payment during the Lifetime Income Period for the lives of the annuitant and Secondary Life. (Note: the Regular Income Payments during the Lifetime Income Period will vary based on the investment performance of the underlying funds).
Determination of Accumulation and Annuity Unit Value
A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.
Since the portfolios of some of the funds and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those funds and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.
Capital Markets
In any particular year, our capital may increase or decrease depending on a variety of factors — the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.
Advertising & Ratings
We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln New York or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody’s, A.M. Best and Standard & Poor’s, and positive for Fitch. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.
About the S&P 500 Index
The S&P 500 Index (hereinafter “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates (hereinafter “Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade
B-4

names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the funds. S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of the funds into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of the funds or in the determination or calculation of the equation by which the funds are to be converted into cash, surrendered or redeemed, as the case may be. S& P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Unclaimed Property
We have entered into a Global Resolution Agreement with a third party auditor representing multiple states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor has compared expanded matching criteria to the Social Security Master Death File (“SSMDF”) to identify deceased insureds and policy or contract holders where a valid claim has not been made. We have also entered into a Regulatory Settlement Agreement with multiple states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are conducting examinations and audits of our compliance with unclaimed property laws. Any escheatable property identified as a result of the audits and inquiries could result in additional payments of previously unclaimed death benefits or the payment of abandoned funds to U.S. jurisdictions.
Additional Services
Dollar Cost Averaging (DCA)—You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain Subaccounts, or the fixed side (if available) of the contract into the Subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged is $1,500 over any time period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to discontinue or restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service (AWS)—AWS provides an automatic, periodic withdrawal of Contract Value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. You may elect to participate in AWS at the time of application or at any time before the Annuity Commencement Date by sending a written request to us. The minimum Contract Value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by
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sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for nonqualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Surrender Charge.
Portfolio Rebalancing — Portfolio rebalancing is an option, which, if elected by the Contractowner, restores to a pre-determined level the percentage of the Contract Value (or Account Value under i4LIFE® Advantage), allocated to each variable Subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all Purchase Payments allocated to the variable Subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. The Contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the Contractowner may make these elections by phone. The portfolio rebalancing program is not available following the Annuity Commencement Date.
Please note that all of the services discussed in this section will stop once we are notified of a pending death claim.
Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of policyholders under the variable life accounts could conflict with those of Contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.
Financial Statements
The December 31, 2018 financial statements of the VAA and the December 31, 2018 financial statements of Lincoln New York appear on the following pages.
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Prospectus 2

Lincoln Investor Advantage® Individual Variable Annuity Contracts
Lincoln New York Account N for Variable Annuities
Prospectus for contracts issued on and after August 20, 2018
May 1, 2019
Home Office:
Lincoln Life & Annuity Company of New York
120 Madison Street, Suite 1310
Syracuse, NY 13202
www.LincolnFinancial.com
Servicing Office:
Lincoln Life & Annuity Company of New York
PO Box 2348
Fort Wayne, IN 46801-2348
1-888-868-2583

This prospectus describes individual flexible premium deferred variable annuity contracts that are issued by Lincoln Life & Annuity Company of New York (Lincoln New York or Company). Two separate contracts are offered in this prospectus, each of which has different features and charges. You must choose from one of the following contracts:
•	Lincoln Investor Advantage® B-Share
•	Lincoln Investor Advantage® C-Share
In deciding which contract to purchase, you should consider which features are important to you, and the amount of separate account and surrender charges you are willing to bear relative to your needs. In deciding whether to purchase any of the optional benefits, you should consider the desirability of the benefit relative to its additional cost and to your needs.
These contracts can be purchased as either nonqualified annuities or qualified retirement annuities under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. You receive tax deferral for an IRA whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for purchasing a qualified annuity contract.
The contract is designed to accumulate Contract Value and to provide retirement income over a certain period of time or for life subject to certain conditions. This contract also offers a Death Benefit payable upon the death of the Contractowner or Annuitant. This prospectus is used by both new purchasers and current Contractowners.
The minimum initial Purchase Payment for the contract is $10,000. The minimum initial Contract Value for nonqualified C-Share contracts where i4LIFE® Advantage is elected, and where the Contractowner, joint owner and/or Annuitant are ages 86 to 89 (subject to additional terms and limitations, and Servicing Office approval) is $50,000. Additional Purchase Payments may be made to the contract, subject to certain restrictions, and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually. We reserve the right to limit, restrict, or suspend Purchase Payments made to the contract upon advance written notice.
Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. If any portion of your Contract Value is in the fixed account, we promise to pay you your principal and a minimum interest rate. We may impose restrictions on the fixed account for the life of your contract or during certain periods. At this time, the only fixed account available is for dollar cost averaging purposes (applicable to B-Share only).
We offer variable annuity contracts that may offer different investment options, features, and optional benefits. You should carefully consider whether or not this contract is the best product for you.
All Purchase Payments for benefits on a variable basis will be placed in Lincoln New York Account N for Variable Annuities (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln New York. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract’s variable options (“Subaccounts”), which, in turn, invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the Subaccounts or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.
The available funds are listed below:
1

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Oppenheimer International Growth Fund*
Invesco Oppenheimer Main Street Small Cap Fund®*
Invesco V.I. Balanced-Risk Allocation Fund
Invesco V.I. Comstock Fund
Invesco V.I. Diversified Dividend Fund
Invesco V.I. Equally-Weighted S&P 500 Fund1
Invesco V.I. Equity and Income Fund
Invesco V.I. International Growth Fund
AllianceBernstein Variable Products Series Fund
AB VPS Small/Mid Cap Value Portfolio
ALPS Variable Investment Trust
ALPS/Alerian Energy Infrastructure Portfolio
ALPS/Red Rocks Listed Private Equity Portfolio
ALPS/Stadion Core ETF Portfolio
ALPS/Stadion Tactical Growth Portfolio
American Century Variable Portfolios, Inc.:
American Century VP Balanced Fund
American Century VP Large Company Value Fund
American Funds Insurance Series®
American Funds Asset Allocation Fund
American Funds Blue Chip Income and Growth Fund
American Funds Capital Income Builder®
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
American Funds Mortgage Fund
American Funds New World Fund®
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Columbia Funds Variable Insurance Trust
Columbia VP Strategic Income Fund*
Columbia Funds Variable Insurance Trust II
Columbia VP Commodity Strategy Fund*
Columbia VP Emerging Markets Bond Fund*
Delaware VIP® Trust
Delaware VIP® Diversified Income Series
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
Delaware VIP® Small Cap Value Series
Delaware VIP® Smid Cap Core Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Deutsche DWS Variable Series II
DWS Alternative Asset Allocation VIP Portfolio
Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund
Fidelity® Variable Insurance Products
Fidelity® VIP Balanced Portfolio*
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Growth Portfolio
Fidelity® VIP Mid Cap Portfolio
Fidelity® VIP Strategic Income Portfolio
First Trust Variable Insurance Trust
First Trust Dorsey Wright Tactical Core Portfolio
First Trust Multi Income Allocation Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio2
Franklin Templeton Variable Insurance Products Trust
Franklin Allocation VIP Fund
(formerly Franklin Founding Funds Allocation VIP Fund)
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Rising Dividends VIP Fund
Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Templeton Foreign VIP Fund
Templeton Global Bond VIP Fund
Goldman Sachs Variable Insurance Trust
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio
Hartford Series Fund, Inc.
Hartford Capital Appreciation HLS Fund
Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy Portfolio
Ivy VIP Energy Portfolio
Ivy VIP High Income Portfolio
Ivy VIP Mid Cap Growth Portfolio
Ivy VIP Science and Technology Portfolio
Ivy VIP Small Cap Growth Portfolio
JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan Insurance Trust Income Builder Portfolio
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Portfolio
ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Mid Cap Portfolio
QS Variable Conservative Growth
Lincoln Variable Insurance Products Trust
LVIP American Balanced Allocation Fund
LVIP American Growth Allocation Fund
LVIP American Preservation Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Advantage Allocation Fund
(formerly LVIP BlackRock Scientific Allocation Fund)
LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP BlackRock Global Real Estate Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Dimensional/Vanguard Total Bond Fund
2

LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Income Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Goldman Sachs Income Builder Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP Loomis Sayles Global Growth Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Emerging Markets Equity Index Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund3
LVIP SSGA Short-Term Bond Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Growth Stock Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Capital Growth Fund
LVIP Wellington Mid-Cap Value Fund
LVIP Western Asset Core Bond Fund
Lord Abbett Series Fund, Inc.
Lord Abbett Series Fund Bond Debenture Portfolio
Lord Abbett Series Fund Developing Growth Portfolio
Lord Abbett Series Fund Short Duration Income Portfolio
MFS® Variable Insurance Trust
MFS® VIT Growth Series
MFS® VIT Total Return Series
MFS® VIT Utilities Series
MFS® Variable Insurance Trust II
MFS® VIT II International Value Series
Morgan Stanley Variable Insurance Fund Inc. (VIF)
Morgan Stanley VIF Global Infrastructure Portfolio
Oppenheimer Variable Account Funds
Oppenheimer International Growth Fund/VA*
Oppenheimer Main Street Small Cap Fund®/VA*
PIMCO Variable Insurance Trust
PIMCO VIT All Asset All Authority Portfolio
Putnam Variable Trust
Putnam VT George Putnam Balanced Fund
Putnam VT Global Health Care Fund
Putnam VT Income Fund
Putnam VT Multi-Asset Absolute Return Fund
Rydex Variable Trust
Guggenheim VT Long Short Equity
Guggenheim VT Multi-Hedge Strategies
SEI Insurance Products Trust
SEI VP Market Growth Strategy Fund
SEI VP Market Plus Strategy Fund
VanEck VIP Trust
VanEck VIP Global Hard Assets Fund
Virtus Variable Insurance Trust
Virtus Newfleet Multi-Sector Intermediate Bond Series
*Not all funds are available in all contracts. Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.
[1]	Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.
[2]	Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
[3]	The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensees. S&P®, S&P GSCI® and the Index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by the licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have any liability for any errors, omissions, or interruptions of the Index.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the funds’ shareholder reports from us by mail, unless you specifically request paper copies of the reports.
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Instead, the reports will be made available on a website, and we will notify you by mail each time a report is posted and will provide you with a website link to access the report. We will also provide instructions for requesting paper copies.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by following the instructions we have provided.
You may elect to receive all future reports in paper free of charge by informing us that you wish to continue receiving paper copies of your shareholder reports by contacting us at the telephone number listed on the first page of this prospectus. Your election to receive reports in paper will apply to all funds available under your contract.
This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.
Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln New York and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.
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5

Special Terms
In this prospectus, the following terms have the indicated meanings:
Access Period—Under i4LIFE® Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.
Account or Variable Annuity Account (VAA)—The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.
Account Value—Under i4LIFE® Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE® Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments and withdrawals.
Account Value Death Benefit—Provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment.
Accumulation Unit—A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE® Advantage Account Value during the Access Period.
Annuitant—The person upon whose life the annuity benefit payments are based, and upon whose death a Death Benefit may be paid.
Annuity Commencement Date—The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE® Advantage).
Annuity Payout—A regularly scheduled payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE® Advantage has been elected). Payments may be variable or fixed, or a combination of both.
Annuity Unit—A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date.
Beneficiary—The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.
Contractowner (you, your, owner)—The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.
Contract Value (may be referred to as Account Value in marketing materials)—At any given time before the Annuity Commencement Date, the total value of all Accumulation Units of a contract, plus the value of the fixed side of the contract, if any.
Contract Year—Each 12-month period starting with the effective date of the contract and starting with each contract anniversary after that.
Death Benefit—Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies. As an alternative, the Contractowner may receive a Death Benefit on the death of the Annuitant prior to the Annuity Commencement Date.
Good Order—The actual receipt at our Servicing Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to complete the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.
Large Account Credit—The additional amount credited to the contract if the applicable threshold of value in your Subaccounts is met.
Lifetime Income Period—Under i4LIFE® Advantage, the period of time following the Access Period during which we make Regular Income Payments to you for the rest of your life (and Secondary Life, if applicable). During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.
Lincoln New York (we, us, our, Company)—Lincoln Life & Annuity Company of New York.
Periodic Income Commencement Date—The Valuation Date on which the amount of i4LIFE® Advantage Regular Income Payments are determined.
Purchase Payments—Amounts paid into the contract other than Large Account Credits.
Regular Income Payments—The variable, periodic income payments paid under i4LIFE® Advantage.
Secondary Life—Under i4LIFE® Advantage, the person designated by the Contractowner upon whose life the annuity payments will also be contingent.
Subaccount—Each portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.
Valuation Date—Each day the New York Stock Exchange (NYSE) is open for trading.
Valuation Period—The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation Date) and ending at the close of such trading on the next Valuation Date.

6

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or the fixed account (if available). State premium taxes may also be deducted. Currently there is no premium tax levied for New York residents.
CONTRACTOWNER TRANSACTION EXPENSES
Accumulation Phase:
	B-Share	C-Share
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):[1]	7.00%	N/A
Transfer charge:[2]	up to $25	$25
[1]	The surrender charge percentage is reduced over a 5-year period at the following rates: 7%, 6%, 5%, 4%, 3%. We may reduce or waive this charge in certain situations. There is no surrender charge for C-Share. See Charges and Other Deductions - Surrender Charge.
[2]	The transfer charge will not be imposed on the first 12 transfers during a Contract Year. We reserve the right to charge a $25 fee for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging and portfolio rebalancing transfers.

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE® Advantage rider.
•	Table A reflects the expenses for a contract that has not elected i4LIFE® Advantage (Base contract).
•	Table B reflects the expenses for a contract that has elected i4LIFE® Advantage.

TABLE A
Expenses for a Contract that has not Elected i4LIFE® Advantage (Base contract)
	B-Share	C-Share
Annual Account Fee:[1]	$35	$35
Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts)[2]
Guaranteed Maximum and Current Product Charges:
Account Value Death Benefit
Mortality and Expense Risk Charge	0.85%	1.15%
Administrative Charge	0.10%	0.10%
Total Separate Account Expenses	0.95%	1.25%
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	The mortality and expense risk charge is 0.85% and the administrative charge rate is 0.10% on and after the Annuity Commencement Date for B-Share contracts. The mortality and expense risk charge is 1.00% and the administrative charge rate is 0.10% on and after the Annuity Commencement Date for C-Share contracts. If your Contract Value had reached the $250,000 threshold ($1 million for contracts purchased prior to April 22, 2019) immediately prior to the beginning of the Annuity Commencement Date, this charge will be reduced by 0.10% (B-Share contracts) or 0.15% (C-Share contracts).

TABLE B
Expenses for a Contract that has Elected i4LIFE® Advantage
	B-Share	C-Share
Annual Account Fee:[1]	$35	$35
i4LIFE® Advantage[2]
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Guaranteed Maximum and Current Product Charges:
Account Value Death Benefit	1.35%	1.65%
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. See Charges and Other Deductions – i4LIFE® Advantage Rider Charge for more information. This charge continues during the Access Period. During the Lifetime Income Period, the i4LIFE® Advantage charge is 1.35% for B-Share contracts and 1.50% for C-Share contracts. If your Contract Value had reached the $250,000 threshold immediately prior to the beginning of the Lifetime Income Period under i4LIFE® Advantage, this charge will be reduced by 0.10% (B-Share contracts) or 0.15% (C-Share contracts).

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2018, adjusted to reflect anticipated changes in fees and expenses, or, for new portfolios, are based on estimates for the current fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.47%	3.57%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.43%	3.51%
*Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2020. There can be no assurance that fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each fund prospectus, and they may not cover certain expenses such as extraordinary expenses. Certain of these arrangements may provide that amounts previously waived or reimbursed may be recovered in future years. See each fund prospectus for complete information regarding annual operating expenses and any waivers or reimbursements in effect for a particular fund.
The following table shows the expenses charged by each fund for the year ended December 31, 2018:
(as a percentage of each fund’s average net assets):
	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
AB VPS Small/Mid Cap Value Portfolio - Class B	0.75%		0.25%		0.06%		0.00%		1.06%	0.00%	1.06%
ALPS/Alerian Energy Infrastructure Portfolio - Class III	0.70%		0.25%		0.39%		0.00%		1.34%	-0.04%	1.30%
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	0.90%		0.25%		0.52%		0.54%		2.21%	-0.22%	1.99%
ALPS/Stadion Core ETF Portfolio - Class III	0.50%		0.25%		0.54%		0.09%		1.38%	-0.14%	1.24%
ALPS/Stadion Tactical Growth Portfolio - Class III	0.75%		0.25%		0.92%		0.20%		2.12%	-0.62%	1.50%
American Century VP Balanced Fund - Class II	0.90%		0.25%		0.01%		0.00%		1.16%	-0.16%	1.00%
American Century VP Large Company Value Fund - Class II	0.80%		0.25%		0.01%		0.00%		1.06%	-0.14%	0.92%
American Funds Asset Allocation Fund - Class 4	0.27%		0.25%		0.27%		0.00%		0.79%	0.00%	0.79%
American Funds Blue Chip Income and Growth Fund - Class 4	0.39%		0.25%		0.27%		0.00%		0.91%	0.00%	0.91%
American Funds Capital Income Builder® - Class 4	0.50%		0.25%		0.29%		0.00%		1.04%	0.00%	1.04%
American Funds Global Growth Fund - Class 4	0.52%		0.25%		0.28%		0.00%		1.05%	0.00%	1.05%
American Funds Global Small Capitalization Fund - Class 4	0.70%		0.25%		0.29%		0.00%		1.24%	0.00%	1.24%
American Funds Growth Fund - Class 4	0.32%		0.25%		0.27%		0.00%		0.84%	0.00%	0.84%
American Funds Growth-Income Fund - Class 4	0.26%		0.25%		0.27%		0.00%		0.78%	0.00%	0.78%
American Funds International Fund - Class 4	0.49%		0.25%		0.29%		0.00%		1.03%	0.00%	1.03%
American Funds Mortgage Fund - Class 4	0.42%		0.25%		0.31%		0.00%		0.98%	0.00%	0.98%
American Funds New World Fund® - Class 4	0.70%		0.25%		0.31%		0.00%		1.26%	0.00%	1.26%
8

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
BlackRock Global Allocation V.I. Fund - Class III	0.63%		0.25%		0.26%		0.01%		1.15%	-0.14%	1.01%
ClearBridge Variable Aggressive Growth Portfolio - Class II	0.75%		0.25%		0.04%		0.00%		1.04%	0.00%	1.04%
ClearBridge Variable Large Cap Growth Portfolio - Class II	0.70%		0.25%		0.12%		0.00%		1.07%	-0.01%	1.06%
ClearBridge Variable Mid Cap Portfolio - Class II	0.75%		0.25%		0.11%		0.00%		1.11%	-0.01%	1.10%
Columbia VP Commodity Strategy Fund - Class 2	0.63%		0.25%		0.03%		0.00%		0.91%	0.00%	0.91%
Columbia VP Emerging Markets Bond Fund - Class 2	0.60%		0.25%		0.17%		0.00%		1.02%	0.00%	1.02%
Columbia VP Strategic Income Fund - Class 2	0.60%		0.25%		0.17%		0.00%		1.02%	-0.08%	0.94%
Delaware VIP® Diversified Income Series - Service Class	0.58%		0.30%		0.07%		0.00%		0.95%	-0.05%	0.90%
Delaware VIP® Emerging Markets Series - Service Class	1.24%		0.30%		0.10%		0.00%		1.64%	-0.06%	1.58%
Delaware VIP® REIT Series - Service Class	0.75%		0.30%		0.08%		0.00%		1.13%	0.00%	1.13%
Delaware VIP® Small Cap Value Series - Service Class	0.71%		0.30%		0.06%		0.00%		1.07%	0.00%	1.07%
Delaware VIP® Smid Cap Core Series - Service Class	0.74%		0.30%		0.07%		0.00%		1.11%	0.00%	1.11%
Delaware VIP® U.S. Growth Series - Service Class	0.65%		0.30%		0.08%		0.00%		1.03%	0.00%	1.03%
Delaware VIP® Value Series - Service Class	0.63%		0.30%		0.06%		0.00%		0.99%	0.00%	0.99%
DWS Alternative Asset Allocation VIP Portfolio - Class B	0.56%		0.25%		0.27%		0.69%		1.77%	-0.62%	1.15%
Eaton Vance VT Floating-Rate Income Fund - Initial Class	0.58%		0.25%		0.34%		0.00%		1.17%	0.00%	1.17%
Fidelity® VIP Balanced Portfolio - Service Class 2	0.39%		0.25%		0.10%		0.00%		0.74%	0.00%	0.74%
Fidelity® VIP Contrafund® Portfolio - Service Class 2	0.54%		0.25%		0.08%		0.00%		0.87%	0.00%	0.87%
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	0.25%		0.25%		0.00%		0.43%		0.93%	-0.15%	0.78%
Fidelity® VIP Growth Portfolio - Service Class 2	0.54%		0.25%		0.09%		0.00%		0.88%	0.00%	0.88%
Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.54%		0.25%		0.08%		0.00%		0.87%	0.00%	0.87%
Fidelity® VIP Strategic Income Portfolio - Service Class 2	0.56%		0.25%		0.11%		0.00%		0.92%	0.00%	0.92%
First Trust Dorsey Wright Tactical Core Portfolio – Class I	0.35%		0.25%		0.80%		0.56%		1.96%	-0.66%	1.30%
First Trust Multi Income Allocation Portfolio - Class I	0.60%		0.25%		1.24%		0.27%		2.36%	-1.26%	1.10%
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	0.60%		0.25%		0.37%		0.00%		1.22%	-0.02%	1.20%
Franklin Allocation VIP Fund - Class 4	0.55%		0.35%		0.03%		0.03%		0.96%	-0.04%	0.92%
Franklin Income VIP Fund - Class 4	0.46%		0.35%		0.01%		0.02%		0.84%	-0.02%	0.82%
Franklin Mutual Shares VIP Fund - Class 4	0.68%		0.35%		0.03%		0.01%		1.07%	0.00%	1.07%
Franklin Rising Dividends VIP Fund - Class 4	0.61%		0.35%		0.01%		0.00%		0.97%	0.00%	0.97%
Franklin Small Cap Value VIP Fund - Class 4	0.63%		0.35%		0.03%		0.01%		1.02%	-0.01%	1.01%
Franklin Small-Mid Cap Growth VIP Fund - Class 4	0.80%		0.35%		0.06%		0.01%		1.22%	-0.01%	1.21%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	0.15%		0.15%		1.63%		0.83%		2.76%	-1.31%	1.45%
Guggenheim VT Long Short Equity	0.90%		0.00%		0.72%		0.00%		1.62%	0.00%	1.62%
Guggenheim VT Multi-Hedge Strategies	1.17%		0.00%		0.37%		0.18%		1.72%	-0.02%	1.70%
Hartford Capital Appreciation HLS Fund - Class IC	0.64%		0.25%		0.28%		0.00%		1.17%	0.00%	1.17%
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	0.91%		0.25%		0.19%		0.16%		1.51%	-0.46%	1.05%
Invesco V.I. Comstock Fund - Series II Shares	0.57%		0.25%		0.18%		0.01%		1.01%	0.00%	1.01%
Invesco V.I. Diversified Dividend Fund - Series II Shares	0.47%		0.25%		0.18%		0.01%		0.91%	-0.01%	0.90%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	0.12%		0.25%		0.19%		0.00%		0.56%	0.00%	0.56%
Invesco V.I. Equity and Income Fund - Series II Shares	0.38%		0.25%		0.17%		0.01%		0.81%	-0.01%	0.80%
Invesco V.I. International Growth Fund - Series II Shares	0.71%		0.25%		0.22%		0.01%		1.19%	-0.01%	1.18%
Ivy VIP Asset Strategy Portfolio - Class II	0.70%		0.25%		0.08%		0.00%		1.03%	0.00%	1.03%
Ivy VIP Energy Portfolio - Class II	0.85%		0.25%		0.09%		0.00%		1.19%	0.00%	1.19%
9

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
Ivy VIP High Income Portfolio - Class II	0.61%		0.25%		0.05%		0.00%		0.91%	0.00%	0.91%
Ivy VIP Mid Cap Growth Portfolio - Class II	0.85%		0.25%		0.05%		0.00%		1.15%	-0.05%	1.10%
Ivy VIP Science and Technology Portfolio - Class II	0.85%		0.25%		0.06%		0.00%		1.16%	0.00%	1.16%
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	0.40%		0.25%		0.19%		0.00%		0.84%	0.00%	0.84%
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	0.45%		0.25%		0.68%		0.08%		1.46%	-0.54%	0.92%
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	0.47%		0.00%		0.43%		0.00%		0.90%	0.00%	0.90%
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	0.75%		0.00%		0.56%		0.00%		1.31%	-0.27%	1.04%
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	0.35%		0.00%		0.57%		0.00%		0.92%	0.00%	0.92%
LVIP American Balanced Allocation Fund - Service Class	0.25%		0.35%		0.05%		0.39%		1.04%	-0.05%	0.99%
LVIP American Growth Allocation Fund - Service Class	0.25%		0.35%		0.05%		0.40%		1.05%	-0.05%	1.00%
LVIP American Preservation Fund - Service Class	0.25%		0.35%		0.05%		0.33%		0.98%	-0.10%	0.88%
LVIP Baron Growth Opportunities Fund - Service Class	1.00%		0.25%		0.08%		0.00%		1.33%	-0.15%	1.18%
LVIP BlackRock Advantage Allocation Fund - Service Class	0.65%		0.25%		0.36%		0.00%		1.26%	-0.28%	0.98%
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	0.72%		0.25%		0.09%		0.01%		1.07%	-0.13%	0.94%
LVIP BlackRock Global Real Estate Fund - Service Class	0.68%		0.25%		0.11%		0.00%		1.04%	-0.02%	1.02%
LVIP BlackRock Inflation Protected Bond Fund - Service Class	0.42%		0.25%		0.07%		0.00%		0.74%	0.00%	0.74%
LVIP Delaware Bond Fund - Service Class	0.31%		0.35%		0.07%		0.00%		0.73%	0.00%	0.73%
LVIP Delaware Diversified Floating Rate Fund - Service Class	0.58%		0.25%		0.08%		0.00%		0.91%	-0.03%	0.88%
LVIP Delaware Social Awareness Fund - Service Class	0.38%		0.35%		0.08%		0.00%		0.81%	0.00%	0.81%
LVIP Delaware Wealth Builder Fund - Service Class	0.63%		0.25%		0.17%		0.00%		1.05%	-0.09%	0.96%
LVIP Dimensional International Core Equity Fund - Service Class	0.75%		0.25%		0.25%		0.00%		1.25%	-0.32%	0.93%
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	0.25%		0.25%		0.06%		0.53%		1.09%	-0.04%	1.05%
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	0.34%		0.35%		0.08%		0.00%		0.77%	0.00%	0.77%
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	0.72%		0.25%		0.07%		0.00%		1.04%	-0.29%	0.75%
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	0.25%		0.25%		0.06%		0.32%		0.88%	0.00%	0.88%
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	0.25%		0.25%		0.06%		0.13%		0.69%	-0.05%	0.64%
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	0.64%		0.25%		0.09%		0.01%		0.99%	0.00%	0.99%
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	0.75%		0.25%		0.24%		0.42%		1.66%	-0.57%	1.09%
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.21%		0.42%		1.13%	-0.13%	1.00%
LVIP Global Growth Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.05%		0.45%		1.00%	0.00%	1.00%
LVIP Global Income Fund - Service Class	0.65%		0.25%		0.10%		0.01%		1.01%	-0.07%	0.94%
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.05%		0.46%		1.01%	0.00%	1.01%
LVIP Goldman Sachs Income Builder Fund - Service Class	0.65%		0.25%		0.37%		0.02%		1.29%	-0.27%	1.02%
LVIP Government Money Market Fund - Service Class	0.38%		0.25%		0.11%		0.00%		0.74%	0.00%	0.74%
LVIP JPMorgan High Yield Fund - Service Class	0.63%		0.25%		0.08%		0.00%		0.96%	-0.03%	0.93%
LVIP JPMorgan Retirement Income Fund - Service Class	0.75%		0.25%		0.12%		0.24%		1.36%	-0.39%	0.97%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	0.70%		0.25%		0.08%		0.01%		1.04%	0.00%	1.04%
LVIP Loomis Sayles Global Growth Fund - Service Class	0.68%		0.35%		0.33%		0.00%		1.36%	-0.24%	1.12%
LVIP MFS International Growth Fund - Service Class	0.82%		0.25%		0.08%		0.00%		1.15%	-0.10%	1.05%
LVIP MFS Value Fund - Service Class	0.61%		0.25%		0.07%		0.00%		0.93%	0.00%	0.93%
LVIP Mondrian International Value Fund - Service Class	0.68%		0.25%		0.08%		0.00%		1.01%	0.00%	1.01%
10

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	0.25%		0.35%		0.15%		0.60%		1.35%	-0.18%	1.17%
LVIP PIMCO Low Duration Bond Fund - Service Class	0.50%		0.25%		0.30%		0.00%		1.05%	-0.04%	1.01%
LVIP SSGA Bond Index Fund - Service Class	0.40%		0.25%		0.08%		0.00%		0.73%	-0.13%	0.60%
LVIP SSGA Conservative Index Allocation Fund - Service Class	0.15%		0.25%		0.10%		0.31%		0.81%	-0.05%	0.76%
LVIP SSGA Conservative Structured Allocation Fund - Service Class	0.15%		0.25%		0.08%		0.33%		0.81%	0.00%	0.81%
LVIP SSGA Developed International 150 Fund - Service Class	0.33%		0.25%		0.08%		0.00%		0.66%	-0.01%	0.65%
LVIP SSGA Emerging Markets 100 Fund - Service Class	0.34%		0.25%		0.11%		0.00%		0.70%	-0.01%	0.69%
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	0.34%		0.25%		0.14%		0.00%		0.73%	0.00%	0.73%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	0.40%		0.25%		0.05%		0.25%		0.95%	-0.10%	0.85%
LVIP SSGA International Index Fund - Service Class	0.40%		0.25%		0.11%		0.00%		0.76%	-0.12%	0.64%
LVIP SSGA International Managed Volatility Fund - Service Class	0.23%		0.25%		0.07%		0.38%		0.93%	-0.05%	0.88%
LVIP SSGA Large Cap 100 Fund - Service Class	0.31%		0.25%		0.07%		0.00%		0.63%	-0.01%	0.62%
LVIP SSGA Mid-Cap Index Fund - Service Class	0.27%		0.25%		0.09%		0.00%		0.61%	0.00%	0.61%
LVIP SSGA Moderate Index Allocation Fund - Service Class	0.15%		0.25%		0.06%		0.30%		0.76%	0.00%	0.76%
LVIP SSGA Moderate Structured Allocation Fund - Service Class	0.15%		0.25%		0.05%		0.34%		0.79%	0.00%	0.79%
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	0.15%		0.25%		0.06%		0.30%		0.76%	0.00%	0.76%
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	0.15%		0.25%		0.06%		0.35%		0.81%	0.00%	0.81%
LVIP SSGA S&P 500 Index Fund - Service Class	0.17%		0.25%		0.07%		0.00%		0.49%	0.00%	0.49%
LVIP SSGA Short-Term Bond Index Fund - Service Class	0.28%		0.25%		0.11%		0.00%		0.64%	-0.03%	0.61%
LVIP SSGA Small-Cap Index Fund - Service Class	0.32%		0.25%		0.07%		0.00%		0.64%	0.00%	0.64%
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	0.33%		0.25%		0.08%		0.00%		0.66%	-0.01%	0.65%
LVIP T. Rowe Price Growth Stock Fund - Service Class	0.63%		0.25%		0.07%		0.00%		0.95%	-0.02%	0.93%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	0.69%		0.25%		0.07%		0.00%		1.01%	0.00%	1.01%
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.21%		0.53%		1.24%	-0.13%	1.11%
LVIP Vanguard Domestic Equity ETF Fund - Service Class	0.25%		0.25%		0.06%		0.07%		0.63%	-0.05%	0.58%
LVIP Vanguard International Equity ETF Fund - Service Class	0.25%		0.25%		0.07%		0.12%		0.69%	-0.05%	0.64%
LVIP Wellington Capital Growth Fund - Service Class	0.68%		0.25%		0.08%		0.00%		1.01%	-0.02%	0.99%
LVIP Wellington Mid-Cap Value Fund - Service Class	0.83%		0.25%		0.09%		0.00%		1.17%	-0.09%	1.08%
LVIP Western Asset Core Bond Fund - Service Class	0.45%		0.25%		0.07%		0.00%		0.77%	0.00%	0.77%
MFS® VIT Growth Series - Service Class	0.71%		0.25%		0.04%		0.00%		1.00%	0.00%	1.00%
MFS® VIT II International Value Portfolio - Service Class	0.85%		0.25%		0.05%		0.00%		1.15%	0.00%	1.15%
MFS® VIT Total Return Series - Service Class	0.67%		0.25%		0.04%		0.00%		0.96%	-0.09%	0.87%
MFS® VIT Utilities Series - Service Class	0.73%		0.25%		0.05%		0.00%		1.03%	0.00%	1.03%
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	0.85%		0.25%		0.49%		0.00%		1.59%	-0.47%	1.12%
Oppenheimer International Growth Fund/VA Service Shares	0.94%		0.25%		0.16%		0.00%		1.35%	-0.10%	1.25%
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	0.68%		0.25%		0.15%		0.00%		1.08%	-0.03%	1.05%
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	0.45%		0.25%		1.57%		1.30%		3.57%	-0.06%	3.51%
Putnam VT George Putnam Balanced Fund - Class IB	0.52%		0.25%		0.19%		0.00%		0.96%	0.00%	0.96%
Putnam VT Global Health Care Fund - Class IB	0.62%		0.25%		0.15%		0.00%		1.02%	0.00%	1.02%
Putnam VT Income Fund - Class IB	0.39%		0.25%		0.20%		0.00%		0.84%	0.00%	0.84%
Putnam VT Multi-Asset Absolute Return Fund - Class IB	0.72%		0.25%		0.78%		0.04%		1.79%	-0.60%	1.19%
QS Variable Conservative Growth - Class II	0.00%		0.25%		0.13%		0.57%		0.95%	0.00%	0.95%
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	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
SEI VP Market Growth Strategy Fund - Class III	0.10%		0.30%		0.71%		0.80%		1.91%	-0.21%	1.70%
SEI VP Market Plus Strategy Fund - Class III	0.10%		0.30%		0.72%		0.81%		1.93%	-0.18%	1.75%
Templeton Foreign VIP Fund - Class 4	0.79%		0.35%		0.04%		0.02%		1.20%	-0.02%	1.18%
Templeton Global Bond VIP Fund - Class 4	0.46%		0.35%		0.10%		0.09%		1.00%	-0.11%	0.89%
VanEck VIP Global Hard Assets Fund - Class S Shares	1.00%		0.25%		0.10%		0.00%		1.35%	0.00%	1.35%
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	0.50%		0.25%		0.19%		0.00%		0.94%	0.00%	0.94%
Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase (“redemption fees”) which are not reflected in the table above. As of the date of this prospectus, none have done so. See The Contracts - Market Timing for a discussion of redemption fees.
For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.
EXAMPLES
The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.
The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that i4LIFE® Advantage at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
B-Share	$1,196	$1,989	$2,782	$4,970
C-Share	$525	$1,572	$2,613	$5,192
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
B-Share	$496	$1,489	$2,482	$4,970
C-Share	$525	$1,572	$2,613	$5,192
For more information, see Charges and Other Deductions in this prospectus, and the prospectus for the funds. Premium taxes may also apply, although they do not appear in the examples. The examples do not reflect Large Account Credits. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
Summary of Common Questions
What kind of contract am I buying? It is an individual variable annuity contract between you and Lincoln New York. This prospectus primarily describes the variable side of the contract. You may purchase either of the contracts offered in this prospectus: Lincoln Investor Advantage® B-Share or Lincoln Investor Advantage® C-Share. The B-Share contract provides for lower mortality and expense risk charges, a lower Large Account Credit, and has a five-year surrender charge period. The C-Share contract provides for higher mortality and expense risk charges, a higher Large Account Credit, and has no surrender charges. See The Contracts – Contracts Offered in this Prospectus.
What is the Variable Annuity Account (VAA)? It is a separate account we established under New York insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.
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What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Purchase Payments to one or more of the Subaccounts, which, in turn, invest in a corresponding underlying fund. Each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account – Description of the Funds. Currently the fixed account is available for dollar cost averaging purposes only.
Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account – Description of the Funds.
How does the contract work? If we approve your application, we will send you a contract. When you make Purchase Payments during the accumulation phase, you buy Accumulation Units on the variable side of the contract and accumulate additional Contract Value through any investments in the fixed account, if available. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts.
What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge. There is an administrative charge in addition to the mortality and expense risk charge. See Charges and Other Deductions.
If you withdraw Purchase Payments, you may pay a surrender charge of a certain percentage of the surrendered or withdrawn Purchase Payment, depending upon which contract you have purchased, and how long those payments have been invested in the contract. For purposes of calculating surrender charges, we assume that all withdrawals prior to the fifth anniversary of the B-Share contract come first from Purchase Payments. We may waive surrender charges in certain situations. The C-Share contract does not have a surrender charge. See Charges and Other Deductions – Surrender Charge.
We reserve the right to charge a $25 fee for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging and portfolio rebalancing transfers. The transfer charge will not be imposed on the first 12 transfers during the Contract Year.
We will deduct any applicable premium tax from Purchase Payments or Contract Value, unless the governmental entity dictates otherwise, at the time the tax is incurred or at another time we choose.
See Expense Tables and Charges and Other Deductions for information regarding additional fees and expenses that may be incurred.
The funds’ investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.
Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE® Advantage, if elected. See The Contracts and Annuity Payouts.
For information about the compensation we pay for sales of contracts, see The Contracts – Distribution of the Contracts.
Am I limited in the amount of Purchase Payments I can make into the contract? You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain restrictions. For Purchase Payments totaling $5 million or more, your registered representative must submit a request to our Servicing Office for approval, and Purchase Payments totaling more than $10 million will not be accepted. These amounts take into consideration the total Purchase Payments for all existing Lincoln Investor Advantage® contracts for the same Contractowner, joint owner, and/or Annuitant. Upon providing advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
What is the Large Account Credit? The Large Account Credit is a credit you will receive on a quarterly basis when your Contract Value reaches a threshold of $250,000 ($1 million for contracts purchased prior to April 22, 2019). The amount of the Large Account Credit is calculated as a percentage of the value of the Subaccounts on the quarterly Valuation Date and varies according to which share class is chosen. Large Account Credits are not considered Purchase Payments.
How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios, which would decrease the amount applied to any payout option and the related payments.
What happens if I die before I annuitize? The Death Benefit may be paid upon the death of either the Contractowner or the Annuitant. Upon the death of the Contractowner, your Beneficiary will receive Death Benefit proceeds. Your Beneficiary has options as to how the Death Benefit is paid. In the alternative, upon the death of the Annuitant the Contractowner may choose to receive a Death Benefit. See The Contracts – Death Benefit.
What happens if I die on or after the Annuity Commencement Date? Once you reach the Annuity Commencement Date, any applicable Death Benefit will terminate.
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May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than 12 per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to a Subaccount, you may only transfer up to 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts – Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract.
What is i4LIFE® Advantage? i4LIFE® Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic variable lifetime income payments. During the Access Period, you have access to your Account Value, which means you have a Death Benefit and may surrender the contract or make withdrawals. The charge is imposed only during the i4LIFE® Advantage payout phase.
May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. If you surrender the contract or make a withdrawal, certain charges may apply. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59½, a 10% Internal Revenue Service (IRS) additional tax may apply. A surrender or a withdrawal also may be subject to 20% withholding. See The Contracts – Surrenders and Withdrawals, Charges and Other Deductions and Federal Tax Matters.
Can I cancel this contract? Yes. You can cancel the contract within ten days of the date you first receive the contract. You need to return the contract, postage prepaid, to our Servicing Office. You assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. See Return Privilege.
Condensed Financial Information
Since no sales of this product occurred before the date of this prospectus, financial information for the Subaccounts is not included in this prospectus or in the SAI.
Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market Subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.
There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. During periods of low interest rates, the yield of a money market fund may become extremely low and possibly negative. In addition, if the yield of a Subaccount investing in a money market fund becomes negative, due in part to Contract fees and expenses, your Contract Value may decline. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The sponsor of a money market fund has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. If, under SEC rules, a money market fund suspends payments of redemption proceeds, we will delay payment of any transfer, withdrawal, or benefit from a Subaccount investing in the money market fund until the fund resumes payment. If, under SEC rules, a money market fund institutes a liquidity fee, we may assess the fee against your Contract Value if a payment is made to you from a Subaccount investing in the money market fund.
The money market yield figure and annual performance of the Subaccounts are based on past performance and do not indicate or represent future performance.
Lincoln Life & Annuity Company of New York
Lincoln New York (the Company) is a stock life insurance company chartered in New Jersey in 1897 and redomesticated to New York on April 2, 2007. Lincoln New York is a subsidiary of The Lincoln National Life Insurance Company (Lincoln Life). Lincoln Life is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln New York is obligated to pay all amounts promised to Contractowners under the contracts.
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Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.
We issue other types of insurance policies and financial products as well. In addition to any amounts we are obligated to pay in excess of Contract Value under the contracts, we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company’s general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.
The general account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.
Our Financial Condition.  Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.
In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contractowners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.
How to Obtain More Information.  We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.
You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the SAI.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
Variable Annuity Account (VAA)
On March 11, 1999, the VAA was established as an insurance company separate account under New York law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln New York. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts allocated to the VAA.
The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.
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Financial Statements
The December 31, 2018 financial statements of the VAA and the December 31, 2018 financial statements of Lincoln New York are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.
Investments of the Variable Annuity Account
You decide the Subaccount(s) to which you allocate Purchase Payments. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.
Investment Advisers
As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.
Certain Payments We Receive with Regard to the Funds
We (and/or our affiliates) incur expenses in promoting, marketing, and administering the contracts and the underlying funds. With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate) for certain services we provide on behalf of the funds. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Contractowners with statements showing their interests within the funds; processing dividend payments; providing subaccounting services; and forwarding shareholder communications, such as proxies, shareholder reports, tax notices, and printing and delivering prospectuses and updates to Contractowners. It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some advisers and/or distributors may pay us significantly more than other advisors and/or distributors and the amount we receive may be substantial. These percentages currently range up to 0.50%, and as of the date of this prospectus, we were receiving payments from most fund families. We (or our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.
In addition to the payments described above, most of the funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) for the marketing and distribution of fund shares. The payment rates range up to 0.35% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.
Description of the Funds
Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.
We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, the capability and qualification of each sponsoring investment firm, and whether the fund is affiliated with us. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We review each fund periodically after it is selected. We reserve the right to remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a “private label” product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.
Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.
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Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An advisor affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your contract.
Certain funds (sometimes called alternative funds) expect to invest in (or may invest in some) positions that emphasize alternative investment strategies and/or non-traditional asset classes and, as a result, are subject to the risk factors of those asset classes and/or investment strategies. Some of those risks may include, but are not limited to, general economic risk, geopolitical risk, commodity-price volatility, counterparty and settlement risk, currency risk, derivatives risk, emerging markets risk, foreign securities risk, high yield bond exposure, index investing risk, exchange traded notes risk, industry concentration risk, leveraging risk, real estate investment risk, master limited partnership risk, master limited partnership tax risk, energy infrastructure companies risk, sector risk, short sales risk, direct investments risk, hard assets sectors risk, active trading and overlay risks, event driven investing risk, global macro strategies risk, temporary defensive positions and large cash positions. If you are considering investing in alternative investment funds, you should ensure that you understand the complex investment strategies sometimes employed, and be prepared to tolerate the risk of such asset classes. For a complete list of risks, as well as a discussion of risk and investment strategies, please refer to the funds’ prospectuses. Certain of the underlying funds, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These risk management strategies could limit the upside participation of the fund in rising equity markets relative to other funds. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.
•	Invesco Oppenheimer International Growth Fund (Series II Shares): Capital appreciation. This fund will be available on or about May 24, 2019. Consult your registered representative.
•	Invesco Oppenheimer Main Street Small Cap Fund® (Series II Shares): Capital appreciation. This fund will be available on or about May 24, 2019. Consult your registered representative.
•	Invesco V.I. Balanced-Risk Allocation Fund (Series II Shares): To seek total return.
•	Invesco V.I. Comstock Fund (Series II Shares): To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
•	Invesco V.I. Diversified Dividend Fund (Series II Shares): To seek to provide reasonable current income and long-term growth of income and capital.
•	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II Shares): To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
•	Invesco V.I. Equity and Income Fund (Series II Shares): Both capital appreciation and current income.
•	Invesco V.I. International Growth Fund (Series II Shares): Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.
•	AB VPS Small/Mid Cap Value Portfolio (Class B): Long-term growth of capital.
ALPS Variable Investment Trust, advised by ALPS Advisors, Inc.
•	ALPS/Alerian Energy Infrastructure Portfolio (Class III): Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index; a master-feeder fund.
•	ALPS/Red Rocks Listed Private Equity Portfolio (Class III): Maximize total return.
•	ALPS/Stadion Core ETF Portfolio (Class III): Seeks a balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	ALPS/Stadion Tactical Growth Portfolio (Class III): Long-term capital appreciation; a fund of funds.
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American Century Variable Portfolios, Inc., advised by American Century Investment Management, Inc.
•	American Century VP Balanced Fund (Class II): Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
•	American Century VP Large Company Value Fund (Class II): Long-term capital growth. Income is a secondary objective.
American Funds Insurance Series®, advised by Capital Research and Management Company
•	American Funds Asset Allocation Fund (Class 4): High total return (including income and capital gains) consistent with preservation of capital over the long term.
•	American Funds Blue Chip Income and Growth Fund (Class 4): To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
•	American Funds Capital Income Builder® (Class 4): Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.
•	American Funds Global Growth Fund (Class 4): Long-term growth of capital.
•	American Funds Global Small Capitalization Fund (Class 4): Long-term capital growth.
•	American Funds Growth Fund (Class 4): Growth of capital.
•	American Funds Growth-Income Fund (Class 4): Long-term growth of capital and income.
•	American Funds International Fund (Class 4): Long-term growth of capital.
•	American Funds Mortgage Fund (Class 4): To provide current income and preservation of capital.
•	American Funds New World Fund® (Class 4): Long-term capital appreciation.
BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC
•	BlackRock Global Allocation V.I. Fund (Class III): High total investment return.
Columbia Funds Variable Insurance Trust, advised by Columbia Management Investment Advisers, LLC
•	Columbia VP Strategic Income Fund (Class 2): Total return, consisting of current income and capital appreciation.
Columbia Funds Variable Insurance Trust II, advised by Columbia Management Investment Advisers, LLC
•	Columbia VP Commodity Strategy Fund (Class 2): Total return.
•	Columbia VP Emerging Markets Bond Fund (Class 2): High total return through current income and, secondarily, through capital appreciation.
Delaware VIP® Trust, advised by Delaware Management Company1
•	Delaware VIP® Diversified Income Series (Service Class): Maximum long-term total return consistent with reasonable risk.
•	Delaware VIP® Emerging Markets Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® REIT Series (Service Class): Maximum long-term total return, with capital appreciation as a secondary objective.
•	Delaware VIP® Small Cap Value Series (Service Class): Capital appreciation.
•	Delaware VIP® Smid Cap Core Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® U.S. Growth Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® Value Series (Service Class): Long-term capital appreciation.
Deutsche DWS Variable Series II, advised by Deutsche Investment Management Americas, Inc.
•	DWS Alternative Asset Allocation VIP Portfolio (Class B): Capital appreciation; a fund of funds.
Eaton Vance Variable Trust, advised by Eaton Vance Management.
•	Eaton Vance VT Floating-Rate Income Fund (Initial Class): To provide a high level of current income.
Fidelity® Variable Insurance Products, advised by Fidelity Management and Research Company
•	Fidelity® VIP Balanced Portfolio (Service Class 2): Long-term capital growth, income is a secondary objective.
This fund will be available on or about May 20, 2019. Consult your registered representative.
•	Fidelity® VIP Contrafund® Portfolio (Service Class 2): Long-term capital appreciation.
•	Fidelity® VIP FundsManager® 50% Portfolio (Service Class 2): High total return; a fund of funds.
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•	Fidelity® VIP Growth Portfolio (Service Class 2): To achieve capital appreciation.
•	Fidelity® VIP Mid Cap Portfolio (Service Class 2): Long-term growth of capital.
•	Fidelity® VIP Strategic Income Portfolio (Service Class 2): High level of current income, and may also seek capital appreciation.
First Trust Variable Insurance Trust, advised by First Trust Advisors L.P.
•	First Trust Dorsey Wright Tactical Core Portfolio (Class I): To provide total return.
•	First Trust Multi Income Allocation Portfolio (Class I): To maximize current income, with a secondary objective of capital appreciation.
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I): To provide total return by allocating among dividend-paying stocks and investment grade bonds.
Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income VIP Fund and by Franklin Mutual Advisers, LLC for the Franklin Mutual Shares VIP Fund.
•	Franklin Allocation VIP Fund (Class 4): Capital appreciation, with income as a secondary goal, by allocating its assets among equity and fixed income investments through a variety of investment strategies.
(formerly Franklin Founding Funds Allocation VIP Fund)
•	Franklin Income VIP Fund (Class 4): To maximize income while maintaining prospects for capital appreciation.
•	Franklin Mutual Shares VIP Fund (Class 4): Capital appreciation; income is a secondary consideration.
•	Franklin Rising Dividends VIP Fund (Class 4): Long-term capital appreciation; preservation of capital is also an important consideration.
•	Franklin Small Cap Value VIP Fund (Class 4): Long-term total return.
•	Franklin Small-Mid Cap Growth VIP Fund (Class 4): Long-term capital growth.
•	Templeton Foreign VIP Fund (Class 4): Long-term capital growth.
•	Templeton Global Bond VIP Fund (Class 4): High current income consistent with preservation of capital; capital appreciation is a secondary objective.
Goldman Sachs Variable Insurance Trust, advised by Goldman Sachs Asset Management, L.P.
•	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (Advisor Shares): Long-term growth of capital; a fund of funds.
Hartford Series Fund, Inc., advised by Hartford Funds Management Company, LLC.
•	Hartford Capital Appreciation HLS Fund (Class IC): Growth of capital.
Ivy Variable Insurance Portfolios, advised by Waddell & Reed Investment Management Company.
•	Ivy VIP Asset Strategy Portfolio (Class II): Total return.
•	Ivy VIP Energy Portfolio (Class II): Capital growth and appreciation.
•	Ivy VIP High Income Portfolio (Class II): To seek to provide total return through a combination of high current income and capital appreciation.
•	Ivy VIP Mid Cap Growth Portfolio (Class II): Growth of capital.
•	Ivy VIP Science and Technology Portfolio (Class II): Growth of capital.
•	Ivy VIP Small Cap Growth Portfolio (Class II): To provide growth of capital.
JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.
•	JPMorgan Insurance Trust Core Bond Portfolio (Class 2): To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
•	JPMorgan Insurance Trust Income Builder Portfolio (Class 2): Maximize income while maintaining prospects for capital appreciation.
Legg Mason Partners Variable Equity Trust, advised by Legg Mason Partners Fund Advisor, LLC
•	ClearBridge Variable Aggressive Growth Portfolio (Class II): Capital appreciation.
•	ClearBridge Variable Large Cap Growth Portfolio (Class II): Long-term growth of capital.
•	ClearBridge Variable Mid Cap Portfolio (Class II): Long-term growth of capital.
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•	QS Variable Conservative Growth (Class II): Balance of growth of capital and income.
Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.
•	LVIP American Balanced Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP American Growth Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP American Preservation Fund (Service Class): Current income, consistent with the preservation of capital; a fund of funds.
•	LVIP Baron Growth Opportunities Fund (Service Class): Capital appreciation.
•	LVIP BlackRock Advantage Allocation Fund (Service Class): Total return. (formerly LVIP BlackRock Scientific Allocation Fund)
•	LVIP BlackRock Dividend Value Managed Volatility Fund (Service Class): Reasonable income by investing primarily in income-producing equity securities.
•	LVIP BlackRock Global Real Estate Fund (Service Class): Total return through a combination of current income and long-term capital appreciation.
•	LVIP BlackRock Inflation Protected Bond Fund (Service Class): To maximize real return, consistent with preservation of real capital and prudent investment management.
•	LVIP Delaware Bond Fund (Service Class)[1]: Maximum current income (yield) consistent with a prudent investment strategy.
•	LVIP Delaware Diversified Floating Rate Fund (Service Class)[1]: Total return.
•	LVIP Delaware Social Awareness Fund (Service Class)[1]: To maximize long-term capital appreciation.
•	LVIP Delaware Wealth Builder Fund (Service Class)[1]: To provide a responsible level of income and the potential for capital appreciation.
•	LVIP Dimensional International Core Equity Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional International Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional U.S. Core Equity 1 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Core Equity 2 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional/Vanguard Total Bond Fund (Service Class): Total return consistent with the preservation of capital; a fund of funds.
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund (Service Class): Long-term capital growth.
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund (Service Class): Long-term growth of capital.
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Global Growth Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Global Income Fund (Service Class): Current income consistent with preservation of capital.
•	LVIP Global Moderate Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP Goldman Sachs Income Builder Fund (Service Class): To seek a balance of current income and capital appreciation.
•	LVIP Government Money Market Fund (Service Class): Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
•	LVIP JPMorgan High Yield Fund (Service Class): A high level of current income; capital appreciation is the secondary objective.
•	LVIP JPMorgan Retirement Income Fund (Service Class): Current income and some capital appreciation.
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (Service Class): Long-term capital appreciation.
•	LVIP Loomis Sayles Global Growth Fund (Service Class): To provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.
•	LVIP MFS International Growth Fund (Service Class): Long-term capital appreciation.
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•	LVIP MFS Value Fund (Service Class): Capital appreciation.
•	LVIP Mondrian International Value Fund (Service Class): Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
•	LVIP Multi-Manager Global Equity Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.
•	LVIP PIMCO Low Duration Bond Fund (Service Class): To seek a high level of current income consistent with preservation of capital.
•	LVIP SSGA Bond Index Fund (Service Class): To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.
•	LVIP SSGA Conservative Index Allocation Fund (Service Class): To seek a high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Conservative Structured Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Developed International 150 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Emerging Markets 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Emerging Markets Equity Index Funds (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital.
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.
•	LVIP SSGA International Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
•	LVIP SSGA International Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP SSGA Large Cap 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Mid-Cap Index Fund (Service Class): To seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
•	LVIP SSGA Moderate Index Allocation Fund (Service Class): To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderate Structured Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Index Allocation Fund (Service Class): To seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA S&P 500 Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
•	LVIP SSGA Short-Term Bond Index Fund (Service Class): To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
•	LVIP SSGA Small-Cap Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
•	LVIP SSGA Small-Mid Cap 200 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP T. Rowe Price Growth Stock Fund (Service Class): Long-term capital growth.
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Service Class): To maximize capital appreciation.
•	LVIP Vanguard Domestic Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Vanguard International Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of captial; a fund of funds.
•	LVIP Wellington Capital Growth Fund (Service Class): Capital growth.
•	LVIP Wellington Mid-Cap Value Fund (Service Class): Long-term capital appreciation.
•	LVIP Western Asset Core Bond Fund (Service Class): Maximize total return.
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Lord Abbett Series Fund, Inc., advised by Lord, Abbett & Co. LLC
•	Lord Abbett Series Fund Bond Debenture Portfolio (Class VC): To seek high current income and the opportunity for capital appreciation to produce a high total return.
•	Lord Abbett Series Fund Developing Growth Portfolio (Class VC): Long-term growth of capital.
•	Lord Abbett Series Fund Short Duration Income Portfolio (Class VC): To seek high level of income consistent with preservation of capital.
MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company
•	Growth Series (Service Class): Capital appreciation.
•	Total Return Series (Service Class): Total return.
•	Utilities Series (Service Class): Total return.
MFS® Variable Insurance Trust II, advised by Massachusetts Financial Services Company
•	International Value Portfolio (Service Class): Capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. (VIF), advised by Morgan Stanley Investment Management, Inc.
•	Morgan Stanley VIF Global Infrastructure Portfolio (Class II): To seek both capital appreciation and current income.
Oppenheimer Variable Account Funds, advised by Oppenheimer Funds, Inc.
•	Oppenheimer International Growth Fund/VA (Service Shares): Capital appreciation.
Subject to shareholder approval, this fund will be reorganized into the Invesco Oppenheimer International Growth Fund on or about May 24, 2019. Consult your registered representative.
•	Oppenheimer Main Street Small Cap Fund®/VA (Service Shares): Capital appreciation.
Subject to shareholder approval, this fund will be reorganized into the Invesco Oppenheimer Main Street Small Cap Fund® on or about May 24, 2019. Consult your registered representative.
PIMCO Variable Insurance Trust, advised by PIMCO
•	PIMCO VIT All Asset All Authority Portfolio (Advisor Class): Maximum real return, consistent with preservation of real capital and prudent investment management; a fund of funds.
Putnam Variable Trust, advised by Putnam Investment Management, LLC
•	Putnam VT George Putnam Balanced Fund (Class IB): Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.
•	Putnam VT Global Health Care Fund (Class IB): Capital appreciation.
•	Putnam VT Income Fund (Class IB): High current income consistent with what the manager believes to be prudent risk.
•	Putnam VT Multi-Asset Absolute Return Fund (Class IB): To seek positive total return.
Rydex Variable Trust, advised by Security Investors, LLC.
•	Guggenheim VT Long Short Equity: Long-term capital appreciation.
•	Guggenheim VT Multi-Hedge Strategies: To seek long-term capital appreciation with less risk than traditional equity funds.
SEI Insurance Products Trust, advised by SEI Investments Management Corporation.
•	SEI VP Market Growth Strategy Fund (Class III): To seek capital appreciation; a fund of funds.
•	SEI VP Market Plus Strategy Fund (Class III): Long-term capital appreciation; a fund of funds.
VanEck VIP Trust, advised by Van Eck Associates Corporation.
•	VanEck VIP Global Hard Assets Fund (Class S Shares): Long-term capital appreciation by investing primarily in hard asset securities; a fund of funds.
Virtus Variable Insurance Trust, advised by Virtus Investment Advisers, Inc.
•	Virtus Newfleet Multi-Sector Intermediate Bond Series (Class A Shares): Long-term total return.
1	Investments in Delaware Investments VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Delaware Investment Advisors, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss
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of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
Fund Shares
We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first Subaccount and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.
Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.
When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.
The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.
Reinvestment of Dividends and Capital Gain Distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.
Addition, Deletion or Substitution of Investments
We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.
Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. In the event of a substitution, the Contract Value allocated to the existing fund will be allocated to the substitute fund. Any future allocations to the substitute fund will automatically be allocated according to the instructions we have on file for you unless otherwise instructed by you. If we don’t have instructions from you on file, your Purchase Payments will be allocated to the substitute fund.
We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. In the event of a fund closure, any Contract Value you have invested in the closed fund will remain in that fund until you transfer it elsewhere. Any future allocation to the closed fund will be allocated in accordance with the instructions we have on file for you unless you instruct us otherwise.
In addition, a Subaccount may become unavailable due to the liquidation of its underlying fund portfolio. To the extent permitted by applicable law, upon notice to you and unless you otherwise instruct us, we will re-allocate any Contract Value in the liquidated fund to the money market subaccount or a subaccount investing in another underlying fund portfolio designated by us. Any future allocations to the liquidated fund will automatically be allocated according to the instructions we have on file for you unless you instruct us otherwise.
From time to time, certain of the underlying funds may merge with other funds. If a merger of an underlying fund occurs, the Contract Value allocated to the existing fund will be merged into the surviving underlying fund. Any future allocations to the merged fund will automatically be allocated according to the instructions we have on file for you unless you instruct us otherwise. If we don’t have instructions from you on file, your Purchase Payment will be allocated to the surviving underlying fund.
We may also:
•	remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
•	transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;
•	combine the VAA with other separate accounts and/or create new separate accounts;
•	deregister the VAA under the 1940 Act; and
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•	operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.
We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.
Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.
Our administrative services include:
•	processing applications for and issuing the contracts;
•	processing purchases and redemptions of fund shares as required (including dollar cost averaging, portfolio rebalancing, and automatic withdrawal services – See Additional Services and the SAI for more information on these programs);
•	maintaining records;
•	administering Annuity Payouts;
•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
•	reconciling and depositing cash receipts;
•	providing contract confirmations;
•	providing toll-free inquiry services; and
•	furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.
The risks we assume include:
•	the risk that Annuitants upon which Annuity Payouts are based live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
•	the risk that more Contractowners than expected will qualify for waivers of the surrender charge;
•	the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the surrender charge collected (if applicable) may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.
Deductions from the VAA
For the base contract, we apply a charge to the average daily net asset value of the Subaccounts based on which contract you choose. Those charges are equal to an annual rate of:
Account Value Death Benefit
B-Share:
Mortality and expense risk charge	0.85%
Administrative charge	0.10%
Total annual charge for each Subaccount	0.95%
C-Share:
Mortality and expense risk charge	1.15%
Administrative charge	0.10%
Total annual charge for each Subaccount	1.25%
Surrender Charge
For B-Share contracts only, a surrender charge applies (except as described below) to surrenders and withdrawals of Purchase Payments that have been invested for the periods indicated below. The surrender charge is calculated separately for each Purchase Payment. The contract anniversary is the annually occurring date beginning with the effective date of the contract. For example, if the effective date of your contract is January 1st, your contract anniversary would be on January 1st of each subsequent year.
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	Number of contract anniversaries since Purchase Payment was invested
	0	1	2	3	4	5
Surrender charge as a percentage of the surrendered or withdrawn Purchase Payments	7%	6%	5%	4%	3%	0%
A surrender charge does not apply to:
•	A surrender or withdrawal of a Purchase Payment beyond the fifth anniversary since the Purchase Payment was invested;
•	Withdrawals of Contract Value during a Contract Year to the extent that the total Contract Value withdrawn during the current Contract Year does not exceed the free amount. The free amount is equal to the greater of 10% of the current Contract Value or 10% of the total Purchase Payments (this does not apply upon surrender of the contract);
•	Purchase Payments used in the calculation of the initial benefit payment to be made under an Annuity Payout option, other than the i4LIFE® Advantage option;
•	A surrender or withdrawal of any Purchase Payments, as a result of permanent and total disability of the Contractowner. Permanent and total disability is a disability that prevents the Contractowner from engaging in any occupation for remuneration or profit and which has existed continuously for a period of twelve months and begins prior to the 65th birthday of the disabled Contractowner, provided that written proof of total disability is sent to us at our Servicing Office;
•	A surviving spouse, at the time he or she assumes ownership of the contract as a result of the death of the original owner (however, the surrender charge schedule of the original contract will continue to apply to the spouse's contract);
•	A surrender or withdrawal of any Purchase Payments, as a result of the admittance of the Contractowner to an accredited nursing home or equivalent health care facility, where the admittance into the facility occurs after the effective date of the contract and the owner has been confined for at least 90 consecutive days;
•	A surrender or withdrawal of any Purchase Payments as a result of the diagnosis of a terminal illness of the Contractowner. Diagnosis of a terminal illness must be after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner;
•	A surrender of the contract as a result of the death of the Contractowner or Annuitant;
•	Purchase Payments when used in the calculation of the initial Account Value under the i4LIFE® Advantage option;
•	Regular Income Payments made under i4LIFE® Advantage or periodic payments made under any Annuity Payout option made available by us.
For purposes of calculating the surrender charge on withdrawals, we assume that:
1.	The free amount will be withdrawn from Purchase Payments on a first in-first out (“FIFO”) basis.
2.	Prior to the fifth anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
•	from Purchase Payments (on a FIFO basis) until exhausted; then
•	from earnings until exhausted.
3.	On or after the fifth anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
•	from Purchase Payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
•	from earnings and Large Account Credits, if any, until exhausted; then
•	from Purchase Payments (on a FIFO basis) to which a surrender charge still applies until exhausted.
We apply the surrender charge as a percentage of Purchase Payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your Contract Value has increased or decreased. The surrender charge is calculated separately for each Purchase Payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when Contractowners surrender or withdraw before distribution costs have been recovered.
There are charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.
If the Contractowner is a corporation or other non-individual (non-natural person), the Annuitant or joint Annuitant will be considered the Contractowner or joint owner for purposes of determining when a surrender charge does not apply.
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Account Fee
During the accumulation period, we will deduct an account fee of $35 from the Contract Value on each contract anniversary to compensate us for the administrative services provided to you; this account fee will also be deducted from the Contract Value upon surrender. The account fee will be waived after the fifteenth Contract Year. The account fee will be waived for any contract with a Contract Value that is equal to or greater than $100,000 on the contract anniversary (or date of surrender).
Rider Charge
i4LIFE® Advantage Charge. While this rider is in effect, there is a daily charge for i4LIFE® Advantage that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE® Advantage becomes effective, less any applicable premium taxes. During the Access Period, your Account Value equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments made as well as any withdrawals.
The annual i4LIFE® Advantage charge rate is:
	B-Share	C-Share
Account Value Death Benefit	1.35%	1.65%
During the Lifetime Income Period, the rate for B-Share contracts is 1.35% and the rate for C-Share contracts is 1.50%. This rate consists of a mortality and expense risk and administrative charge. These charge rates replace the Separate Account Annual Expenses for the base contract. If your Contract Value had reached the $250,000 ($1 million for contracts purchased prior to April 22, 2019) threshold immediately prior to the beginning of the Lifetime Income Period under i4LIFE® Advantage, this charge will be reduced by 0.10% (B-Share contracts) or 0.15% (C-Share contracts) during the Lifetime Income Period. i4LIFE® Advantage and the charge will begin on the Periodic Income Commencement Date which is the Valuation Date on which the Regular Income Payment is determined and the beginning of the Access Period. Refer to the i4LIFE® Advantage section for explanations of the Account Value, the Access Period, the Lifetime Income Period, and the Periodic Income Commencement Date.
Deductions for Premium Taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.
The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 5%. Currently, there is no premium tax levied for New York residents.
Other Charges and Deductions
The mortality and expense risk and administrative charge of 0.95% for B-Share contracts or 1.10% for C-Share contracts of the value in the VAA will be assessed on all variable Annuity Payouts (except for i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges. If your Contract Value had reached the $250,000 threshold ($1 million for contracts purchased prior to April 22, 2019) prior to the Annuity Commencement Date, or prior to the Lifetime Income Period under i4LIFE® Advantage, this charge will be reduced by 0.10% for B-Share contracts; 0.15% for C-Share contracts.
There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.
Additional Information
The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
•	the use of mass enrollment procedures,
•	the performance of administrative or sales functions by the employer,
•	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
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•	any other circumstances which reduce distribution or administrative expenses.
The exact amount of charges and fees applicable to a particular contract will be stated in that contract.
The Contracts
Contracts Offered in this Prospectus
This prospectus describes two separate annuity contracts:
•	Lincoln Investor Advantage® B-Share
•	Lincoln Investor Advantage® C-Share
Each contract offers you the Account Value Death Benefit, i4LIFE® Advantage and any of the payout options described in this prospectus. Each contract has its own mortality and expense risk charge and if applicable, surrender charge schedule. In deciding what contract to purchase, you should consider the amount of mortality and expense risk and surrender charges you are willing to bear relative to your needs. In deciding whether to purchase an optional benefit, you should consider the desirability of the benefit relative to its additional cost and to your needs.
Optional benefits are described later in this prospectus. You should check with your registered representative regarding availability.
Lincoln Investor Advantage® B-Share
The B-Share annuity contract has a total mortality and expense risk and administrative charge of 0.95% and a Large Account Credit of 0.10%. It has a declining five-year surrender charge on each Purchase Payment. i4LIFE® Advantage is available for an additional charge.
Lincoln Investor Advantage® C-Share
The C-Share annuity contract has a total mortality and expense risk and administrative charge of 1.25% and a Large Account Credit of 0.15%. The surrender charge does not apply to the C-Share contract. The DCA fixed account is not available on the C-Share contract. i4LIFE® Advantage is available for an additional charge.
Since the B-Share contract has a surrender charge period, it offers less liquidity than the C-Share contract. The C-Share contract has no surrender charge, and offers greater liquidity than the B-Share contract, but has a higher mortality and expense risk and administrative charge. The B-Share contract may be more appropriate for someone with a longer investment time horizon, who does not intend to withdraw Contract Value in excess of the free withdrawal amount during the surrender charge period, and who seeks a lower cost contract. The C-Share contract may be more appropriate for someone who may want to withdraw Contract Value in excess of the free withdrawal amount soon after purchasing the contract, and is willing to pay a higher mortality and expense risk charge.
Determination of the appropriate balance between accessing your Contract Value and the impact of the separate account charge on your Contract Value are important factors to consider. You should consider discussing the benefits and costs of the different share classes with your registered representative.
Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a registered representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you either directly or through your registered representative. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Servicing Office approval.
When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Servicing Office, an initial Purchase Payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial Purchase Payment to your registered representative, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your registered representative’s broker-dealer. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Purchase Payment within two business days.
Who Can Invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner
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and Annuitant must be under age 86 (or for C-Share nonqualified contracts only, under age 90, subject to additional terms and limitations and Servicing Office approval). Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account in an effort to help the government fight the funding of terrorism and money laundering activities. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.
In accordance with anti-money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner’s account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA and fixed account, if any, to an interest-bearing account maintained solely for the Contractowner, and held in that account until instructions are received from the appropriate regulator.
Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.
If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.
Replacement of Existing Insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase a contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of, or transfer into, this contract. The benefits offered under this contract may be less favorable or more favorable than the benefits offered under your current contract. It also may have different charges. You should also consult with your registered representative and/or your tax advisor prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.
Purchase Payments
You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $10,000. The minimum initial Contract Value for nonqualified C-Share contracts where i4LIFE® Advantage is elected, and where the Contractowner, joint owner and Annuitant are ages 86 to 89 (subject to additional terms and limitations and Servicing Office approval) is $50,000. The minimum annual amount for additional Purchase Payments is $300. Please check with your registered representative about making additional Purchase Payments. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.
Purchase Payments totaling $5 million or more are subject to Servicing Office approval, and Purchase Payments totaling more than $10 million will not be accepted. These amounts take into consideration the total Purchase Payments for all existing Lincoln Investor Advantage® contracts for the same Contractowner, joint owner, and/or Annuitant. We may surrender your contract in accordance with New York law, if your Contract Value drops below $2,000 for any reason, including if your Contract Value drops due to the performance of the Subaccounts you selected. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first.
In addition to the specific Purchase Payment restrictions and limitations immediately above, upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
These restrictions and limitations will limit your ability to increase your Contract Value (or Account Value under i4LIFE® Advantage) by making additional Purchase Payments to the contract. You should carefully consider these limitations and restrictions, and any other limitations and restrictions of the contract, and how they may impact your long-term investment plans, especially if you intend to increase Contract Value (or Account Value under i4LIFE® Advantage) by making additional Purchase Payments over a long period of time.
Large Account Credit
Contractowners will receive a Large Account Credit when your Contract Value reaches a threshold of $250,000 ($1 million for contracts purchased prior to April 22, 2019). During the first Contract Year, the Large Account Credit will apply if either the cumulative Purchase Payments (decreased by withdrawals taken since the contract effective date or Regular Income Payments under i4LIFE® Advantage) or the Contract Value (or Account Value under i4LIFE® Advantage) is equal to or greater than $250,000 ($1 million for contracts purchased prior to April 22, 2019) on the quarterly Valuation Date. The amount of the Large Account Credit during the first Contract Year will be calculated by multiplying the greater of: 1) the amount of cumulative Purchase Payments (less any withdrawals since the contract effective date or Regular Income Payments under i4LIFE® Advantage); or 2) the value of the Subaccounts at the time of the credit, by 0.10% (0.0250% quarterly) for B-Share contracts; 0.15% (0.0375% quarterly) for C-Share contracts.
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After the first Contract Year anniversary, the Large Account Credit will apply if the Contract Value (or Account Value under i4LIFE® Advantage) equals or exceeds $250,000 ($1 million for contracts purchased prior to April 22, 2019) on the quarterly Valuation Date. The amount of the Large Account Credit will be calculated by multiplying the value of the Subaccounts at the time of the credit by 0.10% (0.0250% quarterly) for B-Share contracts; 0.15% (0.0375% quarterly) for C-Share contracts.
The Large Account Credit will be allocated to the Subaccounts in proportion to the Contract Value (or Account Value under i4LIFE® Advantage) in each variable Subaccount on the quarterly Valuation Date. There is no additional charge to receive this Large Account Credit, and in no case will the Large Account Credit be less than zero. The amount of any Large Account Credit received will be noted on your quarterly statement. Confirmation statements for each individual transaction will not be issued. Large Account Credits are not considered Purchase Payments.
The Large Account Credit will end on the Annuity Commencement Date or when the Lifetime Income Period begins under i4LIFE® Advantage.
Valuation Date
Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.
Allocation of Purchase Payments
Purchase Payments allocated to the variable side of the contract are placed into the VAA’s Subaccounts, according to your instructions. You may also allocate Purchase Payments to the fixed account, if available.
The minimum amount of any Purchase Payment which can be put into any one Subaccount is $20.
Purchase Payments received from you or your broker-dealer in Good Order at our Servicing Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time), will be processed using the Accumulation Unit value computed on that Valuation Date. Purchase Payments received in Good Order after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. Purchase Payments submitted to your registered representative will generally not be processed by us until they are received from your registered representative’s broker-dealer. If your broker-dealer submits your Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Purchase Payment to us, and your Purchase Payment was placed with your broker-dealer prior to market close, then we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. Purchase Payments placed with your broker-dealer after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances, Purchase Payments received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund’s investments perform, but also upon the expenses of the VAA and the underlying funds.
Valuation of Accumulation Units
Purchase Payments allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payments are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:
1.	The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus
2.	The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and
3.	The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.
The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to
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use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.
Transfers On or Before the Annuity Commencement Date
After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer among Subaccounts involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received.
Transfers (among the Subaccounts and as permitted between the variable and fixed accounts) are limited to 12 per Contract Year unless otherwise authorized by us. Currently there is no charge for a transfer. However, we reserve the right to impose a charge in the future of up to $25 per transfer, for transfers after the first 12 within a Contract Year. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging or portfolio rebalancing programs elected on forms available from us. See Additional Services and the SAI for more information on these programs. These transfer rights and restrictions also apply during the i4LIFE® Advantage Access Period (the time period during which you may make withdrawals from the i4LIFE® Advantage Account Value). See i4LIFE® Advantage.
The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.
A transfer request may be made to our Servicing Office in writing or by fax. A transfer request may also be made by telephone or other electronic means, provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Servicing Office before the close of the New York Stock Exchange (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date.
There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances transfers received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
We may defer or reject a transfer request that is subject to a restriction imposed by an underlying fund.
After the first 30 days from the effective date of your contract, if your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.
You may also transfer part of the Contract Value from a fixed account to the Subaccount(s) subject to the following restrictions:
•	total fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the Subaccounts. You should carefully consider whether the fixed account meets your investment criteria.
Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.
Telephone and Electronic Transactions
A surrender, withdrawal, or transfer request may be made to our Servicing Office in writing or by fax. These transactions may also be made by telephone or other electronic means, provided the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed to the Contractowner on the next Valuation Date.
Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Servicing Office.
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Market Timing
Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with “market timing” transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.
In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.
You should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds’ ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from Contractowners engaged in disruptive trading activity, the fund may reject the entire omnibus order.
Our Market Timing Procedures detect potential “market timers” by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.
We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.
Once a Contractowner has been identified as a market timer under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this “original signature” restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.
Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.
Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
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In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.
Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund’s investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.
Transfers After the Annuity Commencement Date
You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable Annuity Payout to a fixed Annuity Payout. You may not transfer from a fixed Annuity Payout to a variable Annuity Payout. Once elected, the fixed Annuity Payout is irrevocable.
These provisions also apply during the i4LIFE® Advantage Lifetime Income Period. See i4LIFE® Advantage.
Ownership
The Contractowner on the date of issue will be the person or entity designated in the contract specifications. The Contractowner of a nonqualified contract may name a joint owner.
As Contractowner, you have all rights under the contract. According to New York law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Assignments may have an adverse impact on your Death Benefits. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.
Joint Ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.
Annuitant
The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant (unless you are a tax-exempt entity, then you can name two joint Annuitants). You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us in writing of the change. However, we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 86 (or for C-Share nonqualified contracts only, under age 90) as of the effective date of the change. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.
Surrenders and Withdrawals
Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Servicing Office), fax, or other electronic means. Withdrawal requests may be made by telephone or our website, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.
The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Servicing Office. If we receive a surrender or withdrawal request in Good Order at our Servicing Office before the close of the NYSE (normally 4:00 p.m.,
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New York time), we will process the request using the Accumulation Unit value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Servicing Office after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., New York time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Servicing Office. The payment may be postponed as permitted by the 1940 Act.
There may be charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.
The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
Additional Services
These additional services are available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Servicing Office or call 1-888-868-2583. These services will stop once we are notified of a pending death claim. For further detailed information on these services, please see Additional Services in the SAI.
Dollar-Cost Averaging. Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain Subaccounts into the Subaccounts on a monthly basis or in accordance with other terms we make available.
You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing our election form by calling our Servicing Office, or by other electronic means. The minimum amount to be dollar cost averaged (DCA'd) is $1,500 over time any period between six and 60 months. We may offer different time periods for new Purchase Payments and for transfers of Contract Value. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. If you have chosen DCA from one of the Subaccounts, only the amount allocated to be DCA’d will be transferred. Investment gain, if any, will remain in that Subaccount unless you reallocate it to one of the other Subaccounts. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable surrender charges. See Charges and Other Deductions – Surrender Charge. Withdrawals under AWS will be noted on your quarterly statement. Confirmation statements for each individual withdrawal will not be issued. AWS is available for amounts allocated to the fixed account.
Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. Confirmation statements for each individual rebalancing event will not be issued. The fixed account is not available for portfolio rebalancing.
Only one of these additional services (DCA and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and portfolio rebalancing running simultaneously. We reserve the right to discontinue any or all of these administrative services at any time.
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Asset Allocation Models
You may allocate your Purchase Payments amount a group of Subaccounts within an asset allocation model. Each model invests different percentages of Contract Value in some or all of the Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model’s asset allocation strategy. You may not make transfers among the Subaccounts. We will proportionately deduct any withdrawals you make from the Subaccounts in the asset allocation model. You may only choose one asset allocation model at a time, though you many change to a different asset allocation model available in the contract at any time.
Your registered representative may discuss asset allocation models with you to assist in deciding to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. You should consult with your registered representative whether a model is appropriate for you. Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help provide returns commensurate with a given level of risk over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models are probably no appropriate for you.
The asset allocation models are intended to provide a diversified investment portfolio by combining different asset claims to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.
In order to maintain the model’s specified Subaccount allocation percentages, you agree to be automatically enrolled in the portfolio rebalancing option and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you wish to change your fund allocations either to new funds or to a different model, you must submit new allocation instructions to us. You may terminate at any time. There is no charge form Lincoln for participating in a model.
The models were designed and prepared by Lincoln Investment Advisors Corp. (LIAC), which is an affiliate of ours, for use by Lincoln Financial Distributors, Inc. (LFD), the principal underwriter of the contracts. LFD provides models to broker-dealers who may offer the models to their own clients. In making these models and Subaccounts available as investment options under your contract, LIAC, LFD and the Company are not providing you with the investment advice, nor are they recommending to you any particular model or Subaccount. You should consult with your registered representative to determine whether you should utilize or invest in any model or Subaccount, or whether it is suitable for you based upon your goals, risk tolerance and time horizon.
If a fund within a model closes to new investors, investors that have been invested before the fund closed may remain in the model. However, the model would no longer be offered to new investors. If a fund within a model liquidates, we may transfer assets form that Subaccount to another Subaccount after providing notice to you. If a fund within a model merges with another fund, we will add the surviving fund to the model.
Death Benefit
The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
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upon death of:	and...	and...	Death Benefit proceeds pass to:
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary

*	Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.

**	Death of Annuitant is treated like death of the Contractowner.
A Death Benefit may be payable if the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date. This Death Benefit terminates if you elect i4LIFE® Advantage or elect any other annuitization option. At this time, the only Death Benefit offered under the contract is the Account Value Death Benefit, which is described below.
You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.
You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Servicing Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.
Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.
If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.
Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid.
All references below to “Contract Value” include Account Value if i4LIFE® Advantage is in effect.
Account Value Death Benefit. The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. (Your contract may refer to this benefit as the Contract Value Death Benefit.)
General Death Benefit Information
Your Death Benefit terminates on and after the Annuity Commencement Date. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information.
If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continued the contract, we will pay a Death Benefit to the designated Beneficiary(s).
If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the contract. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
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The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
•	if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or
•	if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate.
If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.
The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving, within one year of the Contractowner’s death, the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy.
Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.
The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Abandoned Property. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date a benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be “escheated”. This means that the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Contractowner last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.
To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. You may update your Beneficiary designations by submitting a Beneficiary change form to our Servicing Office.
i4LIFE® Advantage
i4LIFE® Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage provides variable, periodic Regular Income Payments for life subject to certain conditions. These payments are made during two time periods: an Access Period and a Lifetime Income Period, which are discussed in further detail below. If your Account Value is reduced to zero (except by additional withdrawals as described below), these payments will continue for your life (or the lives of you and your Secondary Life under the joint life option) during the Lifetime Income Period. i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. If your Account Value is reduced to zero due to any additional withdrawals, i4LIFE® Advantage will end and your contract will terminate.
When you elect i4LIFE® Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefit regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election.
If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or Before the Annuity Commencement Date.
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Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.
Availability. i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected after the effective date of the contract and before any other Annuity Payout option is elected by sending a written request to our Servicing Office.
i4LIFE® Advantage is available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP market). i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life are age 59½ or older at the time the option is elected. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.
Access Period. The Access Period begins on the Periodic Income Commencement Date and is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit. During this period, you may surrender the contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the Access Period, the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of Regular Income Payments or market loss, your Access Period ends.
The minimum and maximum Access Periods are established at the time you elect i4LIFE® Advantage. The current Access Period requirements are outlined in the following chart:
	Minimum Access Period	Maximum Access Period
i4LIFE® Advantage	5 years	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts

Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Servicing Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. Currently, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries.
Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions.
Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments made as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life and the Account Value will be reduced to zero.
Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living.
When you elect i4LIFE® Advantage, you will make several choices that will impact the amount of your Regular Income Payments:
•	the date you will receive the initial Regular Income Payment;
•	the frequency of the payments (monthly, quarterly, semi-annually or annually);
•	the frequency the payment is recalculated;
•	the assumed investment return (AIR); and
•	the date the Access Period ends and the Lifetime Income Period begins.
If you do not choose a payment frequency, the default is a monthly payment frequency. You may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, on December 31st (if not a Valuation Date, then on the first Valuation Date of the calendar year).
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AIR rates of 3% or 4% may be available for Regular Income Payments under i4LIFE® Advantage. The higher the AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments.
Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage and will continue until the death of the Annuitant or Secondary Life, if applicable.
Regular Income Payments are not subject to any applicable surrender charges. See Charges and Other Deductions. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.
The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. The amount of the initial Regular Income Payment is determined by dividing the Contract Value, less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life, if applicable;
•	the length of the Access Period selected;
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. (The Contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.
The amount of your Regular Income Payment will be impacted by the length of the Access Period you have chosen. For example, if a 70-year old male makes a $100,000 initial Purchase Payment, elects monthly payments, a 4% AIR, and a 20-year Access Period, the initial Regular Income Payment will be $513.71 per month ($6,164.52 annually). Using the same assumptions, but with a 30-year Access Period, the initial Regular Income Payment will be $450.93 per month ($5,411.16 annually).
The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%.
Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal.
For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage will terminate.
Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
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•	the age and sex of the Annuitant and Secondary Life (if living);
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln New York's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.
Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.
During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.
i4LIFE® Advantage Death Benefit
When you elect i4LIFE® Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE® Advantage. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began (if premium taxes had been deducted from the Contract Value).
i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is only available during the Access Period and is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim.
General Death Benefit Provisions. This Death Benefit option is only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates.
On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.
If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program.
If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable.
If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
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Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments will be recalculated. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions.
Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions.
Termination. For IRA contracts, you may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice. Upon termination, the i4LIFE® Advantage charge will end and the Separate Account Annual Expenses for the Account Value Death Benefit will resume. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
For nonqualified contracts, you may not terminate i4LIFE® Advantage once you have elected it.
Annuity Payouts
When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age.
The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option.
You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.
Annuity Options
Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on. The Annuitant must be under age 81 to elect this option.
Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.
Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.
Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.
Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.
Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
•	the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
•	the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.
The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Servicing Office.
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Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.
Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Servicing Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.
i4LIFE® Advantage (the Variable Annuity Payout Option rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from the Annuity Payout options listed above. See the i4LIFE® Advantage section of this prospectus for more information. None of the annuity options listed above may be combined with i4LIFE® Advantage.
General Information
Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Servicing Office. You must give us at least 30 days’ notice before the date on which you want payouts to begin. Annuity Payouts cannot commence within twelve months of the effective date of the contract. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.
Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant’s death (or surviving Annuitant’s death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:
•	proof, satisfactory to us, of the death;
•	written authorization for payment; and
•	all claim forms, fully completed.
Variable Annuity Payouts
Variable Annuity Payouts will be determined using:
•	the Contract Value on the Annuity Commencement Date, less any applicable premium taxes;
•	the annuity tables contained in the contract;
•	the annuity option selected; and
•	the investment performance of the fund(s) selected.
To determine the amount of payouts, we make this calculation:
1.	Determine the dollar amount of the first periodic payout; then
2.	Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and
3.	Calculate the value of the Annuity Units each period thereafter.
Annuity Payouts assume an investment return of 3%, 4% or 5% per year, as applied to the applicable mortality table. The AIR of 5% is no longer available for new elections of i4LIFE® Advantage. You may choose your assumed interest rate at the time you elect a variable Annuity Payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.
Fixed Side of the Contract
Currently the fixed account is available for dollar cost averaging purposes only.
You may allocate Purchase Payments to the fixed side of the contract, if available. Allocations made to the fixed side of the contract are added to your Contract Value. Certain charges related to the contract and the charges for i4LIFE® Advantage are deducted from
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your Contract Value. Therefore, a portion of those charges may be deducted from the fixed account. See the Charges and Other Deductions section of this prospectus for more information.
Purchase Payments and Contract Value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the New York State Department of Financial Services as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.
In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.
We guarantee an annual effective interest rate of not less than 1.50% per year on amounts held in a fixed account.
ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.
Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. At this time, the fixed account is available for dollar cost averaging only. Please contact your registered representative for further information.
Small Contract Surrenders
We may surrender your contract, in accordance with New York law if:
•	your Contract Value drops below certain state specified minimum amounts ($2,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
•	no Purchase Payments have been received for three (3) full, consecutive Contract Years; and
•	the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month.
At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Purchase Payments to bring your Contract Value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge.
Delay of Payments
Contract proceeds from the VAA will be paid within seven days, except:
•	when the NYSE is closed (other than weekends and holidays);
•	times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
•	when the SEC so orders to protect Contractowners.
If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market sub-account until the fund is liquidated. Payment of contract proceeds from the fixed account may be delayed for up to six months.
Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.
Reinvestment Privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.
This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Servicing Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. Lincoln reserves the right to not reinstate certain riders that were in effect prior to the surrender/withdrawal. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation
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Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Servicing Office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.
Amendment of Contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state’s insurance department (if required).
Distribution of the Contracts
Lincoln Financial Distributors, Inc. (“LFD”) serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln New York and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively “LFN”), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us (“Selling Firms”). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer “non-cash compensation”, as defined under FINRA’s rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.
Compensation Paid to LFN. The maximum commission the Principal Underwriter pays to LFN is 6.25% of Purchase Payments. LFN may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFN is 6.25% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves.
Lincoln New York also pays for the operating and other expenses of LFN, including the following sales expenses: registered representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN pays its registered representatives a portion of the commissions received for their sales of contracts. LFN registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements. In addition, LFN registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFN registered representatives and/or their managers qualify for such benefits. LFN registered representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.
Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFN, is 6.25% of Purchase Payments. Some Selling Firms may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract’s Selling Firm remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 6.25% of annuitized value and/or ongoing annual compensation of up to 1.15% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.
LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to registered representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their registered representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.
Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.
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These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2018 is contained in the SAI.
Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain “wholesalers”, who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Contractowners or the VAA. All compensation is paid from our resources, which include fees and charges imposed on your contract.
Contractowner Questions
The obligations to purchasers under the contracts are those of Lincoln New York. This prospectus provides a general description of the material features of the contract. Contracts, endorsements and riders may vary as required by state law. Questions about your contract should be directed to us at 1-888-868-2583.
Federal Tax Matters
Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax advisor about the application of tax rules found in the Internal Revenue Code (“Code”), Treasury Regulations and applicable IRS guidance to your individual situation.
Nonqualified Annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.
Tax Deferral On Earnings
Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
•	An individual must own the contract (or the Code must treat the contract as owned by an individual).
•	The investments of the VAA must be “adequately diversified” in accordance with Treasury regulations.
•	Your right to choose particular investments for a contract must be limited.
•	The Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.
Contracts Not Owned By An Individual
If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the investment in the contract. Examples of contracts where the owner pays current tax on the contract’s earnings Large Account Credits are contracts issued to a corporation or a trust. Some exceptions to the rule are:
•	Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
•	Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;
•	Contracts acquired by an estate of a decedent;
•	Certain qualified contracts;
•	Contracts purchased by employers upon the termination of certain qualified plans; and
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•	Certain contracts used in connection with structured settlement agreements.
Investments In The VAA Must Be Diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be “adequately diversified.” Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the investment in the contract. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered “adequately diversified.”
Restrictions
The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, Large Account Credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code.
Loss Of Interest Deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner’s spouse at the time first covered by the contract.
Age At Which Annuity Payouts Begin
The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract’s Purchase Payments, Large Account Credits and earnings. As long as annuity payments begin or are scheduled to begin on a date on which the Annuitant’s remaining life expectancy is enough to allow for a sufficient Annuity Payout period, the contract should be treated as an annuity. If the annuity contract is not treated as an annuity, you would be currently taxed on the excess of the Contract Value over the investment in the contract.
Tax Treatment Of Payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.
Taxation Of Withdrawals And Surrenders
You will pay tax on withdrawals to the extent your Contract Value exceeds your investment in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). You will pay tax on a surrender to the extent the amount you receive exceeds your investment in the contract. In certain circumstances, your Purchase Payments and investment in the contract are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal.
Taxation Of Annuity Payouts, including Regular Income Payments
The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your investment in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the investment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant’s death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE® Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.
Taxation Of Death Benefits
We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.
Death prior to the Annuity Commencement Date:
•	If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
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•	If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.
Death after the Annuity Commencement Date:
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the investment in the contract not yet distributed from the contract. All Annuity Payouts in excess of the investment in the contract not previously received are includible in income.
•	If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Purchase Payments not previously received.
Additional Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts
The Code may impose a 10% additional tax on any distribution from your contract which you must include in your gross income. The 10% additional tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:
•	you receive on or after you reach 59½,
•	you receive because you became disabled (as defined in the Code),
•	you receive from an immediate annuity,
•	a Beneficiary receives on or after your death, or
•	you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's “unearned income,” or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code “D” in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Special Rules If You Own More Than One Annuity Contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the additional tax described previously.
Loans and Assignments
Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.
Gifting A Contract
If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract’s value, you will pay tax on your Contract Value to the extent it exceeds your investment in the contract not previously received. The new owner’s investment in the contract would then be increased to reflect the amount included in income.
Charges for Additional Benefits
Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional rider charges, if any, as a contract withdrawal.
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Special Considerations for Same-Sex Spouses
In 2013, the U.S. Supreme Court held that same-sex spouses who are married under state law are treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Qualified Retirement Plans
We have designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called “qualified contracts.” We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax advisor.
Types of Qualified Contracts and Terms of Contracts
Qualified retirement plans may include the following:
•	Individual Retirement Accounts and Annuities (“Traditional IRAs”)
•	Roth IRAs
•	Traditional IRA that is part of a Simplified Employee Pension Plan (“SEP”)
•	SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
•	401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)
•	403(a) plans (qualified annuity plans)
•	403(b) plans (public school system and tax-exempt organization annuity plans)
•	H.R. 10 or Keogh Plans (self-employed individual plans)
•	457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
Our individual variable annuity products are not available for use with any of the foregoing qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA, and Roth IRA arrangements. We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code’s requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan’s terms and conditions, regardless of the contract’s terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.
Tax Treatment of Qualified Contracts
The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
•	Federal tax rules limit the amount of Purchase Payments or contributions that can be made, and the tax deduction or exclusion that may be allowed for the contributions. These limits vary depending on the type of qualified retirement plan and the participant’s specific circumstances (e.g., the participant’s compensation).
•	Minimum annual distributions are required under some qualified retirement plans once you reach age 70½ or retire, if later as described below.
•	Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.
Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.
Tax Treatment of Payments
The Federal income tax rules generally include distributions from a qualified contract in the participant’s income as ordinary income. These taxable distributions will include contributions that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for contributions to the contract. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.
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Required Minimum Distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by April 1 of the year following the year you attain age 70½ or retire, if later. You are required to take distributions from your traditional IRAs by April 1 of the year following the year you reach age 70½. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a required minimum distribution exceeds the actual distribution from the qualified plan.
Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced Death Benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of investment in the contract. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax advisor regarding any tax ramifications.
Additional Tax on Early Distributions from Qualified Retirement Plans
The Code may impose a 10% additional tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the additional tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% additional tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
•	Distribution received on or after the Annuitant reaches 59½,
•	Distribution received on or after the Annuitant’s death or because of the Annuitant’s disability (as defined in the Code),
•	Distribution received as a series of substantially equal periodic payments based on the Annuitant’s life (or life expectancy), or
•	Distribution received as reimbursement for certain amounts paid for medical care.
These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income,” or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is a qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Transfers and Direct Rollovers
As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax advisor before you move or attempt to move any funds.
The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers.
Direct Conversions and Recharacterizations
The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, retirement, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). You are also permitted to recharacterize your traditional IRA contribution as a Roth IRA contribution, and to recharacterize your Roth IRA contribution as a traditional IRA contribution. The deadline for the recharacterization is the due date (including extensions) for your individual income tax return for the year in which the contribution
48

was made. Upon recharacterization, you are treated as having made the contribution originally to the second IRA account. The recharacterization does not count toward the one-rollover-per-year limitation described above.
Effective for tax years beginning after December 31, 2017, pursuant to the Tax Cuts and Jobs Act (Pub. L. No. 115-97), recharacterizations are no longer allowed in the case of a conversion from a non-Roth account or annuity to a Roth IRA. This limitation applies to conversions made from pre-tax accounts under an IRA, qualified retirement plan, 403(b) plan, or 457(b) plan. Roth IRA conversions made in 2017 may be recharacterized as a contribution to a traditional IRA if the recharacterization is completed by October 15, 2018.
There are special rules that apply to conversions and recharacterizations, and if they are not followed, you may incur adverse Federal income tax consequences. You should consult your tax advisor before completing a conversion or recharacterization.
Death Benefit and IRAs
Pursuant to Treasury regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.
Federal Income Tax Withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us in writing prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.
Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or (b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.
Our Tax Status
Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.
Changes in the Law
The above discussion is based on the Code, related regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.
Additional Information
Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.
Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a “quorum”), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instructions which we receive, it is important that each Contractowner provide their voting instructions to us. For funds un-affiliated with Lincoln, even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will be voted by us in the same proportion
49

as the voting instruction which we actually receive. For funds affiliated with Lincoln, shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, once we receive a sufficient number of instructions we deem appropriate to ensure a fair representation of Contractowners eligible to vote, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied proportionately to reduce the number of votes eligible to be cast.
Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a Subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln New York may vote fund shares. See Investments of the Variable Annuity Account – Fund Shares.
Return Privilege
Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to Lincoln Life & Annuity Company of New York at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which we receive the cancellation request, plus any premium taxes which had been deducted. No applicable surrender charges will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the Contract Value during the free-look period.
IRA purchasers will receive the greater of Purchase Payments or Contract Value as of the Valuation Date on which we receive the cancellation request.
State Regulation
As a life insurance company organized and operated under New York law, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance. Our books and accounts are subject to review and examination by the New York State Department of Financial Services at all times. A full examination of our operations is conducted by that Department at least every five years.
Records and Reports
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Servicing Office, at least semi-annually after the first Contract Year, reports containing information required by that Act or any other applicable law or regulation. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.
A written (or electronic, if elected) confirmation of each transaction will be provided to you on the next Valuation Date, except for the following transactions, which are mailed quarterly:
•	deduction of any account fee or rider charges;
•	crediting of persistency credits, if applicable;
•	any rebalancing event under the portfolio rebalancing service;
•	any transfer or withdrawal under any applicable additional service: dollar cost averaging, AWS, or the cross-reinvestment service; and
•	Regular Income Payments from i4LIFE® Advantage.
Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which
50

may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Other Information
You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.
Legal Proceedings
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management’s opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is reasonably possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding legal proceedings.
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52

Contents of the Statement of Additional Information (SAI)
for Lincoln New York Account N for Variable Annuities
Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Annuity Payouts
Examples of Regular Income Payment Calculations
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
About the S&P Index
Unclaimed Property
Additional Services
Other Information
Financial Statements
For a free copy of the SAI complete the form below:
Statement of Additional Information Request Card
Lincoln Investor Advantage®
Lincoln New York Account N for Variable Annuities

Please send me a free copy of the current Statement of Additional Information for Lincoln New York Account N for Variable Annuities Lincoln Investor Advantage®.
(Please Print)
Name:

Address:

City

State

Zip

Mail to Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348.
53

Appendix A—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and Accumulation Units for funds in the periods ended December 31. It should be read along with the VAA’s financial statement and notes which are included in the SAI.
B-Share
	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
AB VPS Small/Mid Cap Value Portfolio - Class B
2018	11.613	10.481	2
ALPS/Alerian Energy Infrastructure Portfolio - Class III
2018	N/A	N/A	N/A
ALPS/Red Rocks Listed Private Equity Portfolio - Class III
2018	9.302	8.586	2
ALPS/Stadion Core ETF Portfolio - Class III
2018	N/A	N/A	N/A
ALPS/Stadion Tactical Growth Portfolio - Class III
2018	9.812	9.244	7
American Century VP Balanced Fund - Class II
2018	N/A	N/A	N/A
American Century VP Large Company Value Fund - Class II
2018	N/A	N/A	N/A
American Funds Asset Allocation Fund - Class 4
2018	10.261	9.360	36
American Funds Blue Chip Income and Growth Fund - Class 4
2018	10.388	9.023	7
American Funds Capital Income Builder® - Class 4
2018	9.614	9.357	1*
American Funds Global Growth Fund - Class 4
2018	9.255	8.605	11
American Funds Global Small Capitalization Fund - Class 4
2018	N/A	N/A	N/A
American Funds Growth Fund - Class 4
2018	10.418	9.139	3
American Funds Growth-Income Fund - Class 4
2018	9.855	9.221	2
American Funds International Fund - Class 4
2018	8.748	8.294	1*
American Funds Mortgage Fund - Class 4
2018	N/A	N/A	N/A
American Funds New World Fund® - Class 4
2018	8.824	8.420	1*
BlackRock Global Allocation V.I. Fund - Class III
2018	11.034	10.319	1*
BlackRock iShares® Alternative Strategies V.I. Fund - Class III
2018	N/A	N/A	N/A
ClearBridge Variable Aggressive Growth Portfolio - Class II
2018	9.788	8.847	1*
ClearBridge Variable Large Cap Growth Portfolio - Class II
2018	N/A	N/A	N/A
ClearBridge Variable Mid Cap Portfolio - Class II
2018	N/A	N/A	N/A
A-1

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Columbia VP Commodity Strategy Fund - Class 2
2018	N/A	N/A	N/A
Columbia VP Emerging Markets Bond Fund - Class 2
2018	N/A	N/A	N/A
Columbia VP Strategic Income Fund - Class 2
2018	N/A	N/A	N/A
Delaware VIP® Diversified Income Series - Service Class
2018	9.668	9.763	1*
Delaware VIP® Emerging Markets Series - Service Class
2018	N/A	N/A	N/A
Delaware VIP® REIT Series - Service Class
2018	9.277	8.574	1*
Delaware VIP® Small Cap Value Series - Service Class
2018	12.892	10.516	1*
Delaware VIP® Smid Cap Core Series - Service Class
2018	13.138	10.411	1*
Delaware VIP® U.S. Growth Series - Service Class
2018	N/A	N/A	N/A
Delaware VIP® Value Series - Service Class
2018	12.420	10.943	1*
DWS Alternative Asset Allocation VIP Portfolio - Class B
2018	N/A	N/A	N/A
Eaton Vance VT Floating-Rate Income Fund - Initial Class
2018	10.115	9.753	1*
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2018	13.663	11.371	6
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
2018	9.638	9.336	6
Fidelity® VIP Growth Portfolio - Service Class 2
2018	15.102	12.930	8
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2018	12.915	10.538	5
Fidelity® VIP Strategic Income Portfolio - Service Class 2
2018	10.016	9.731	1*
First Trust Dorsey Wright Tactical Core Portfolio – Class I
2018	9.726	8.694	2
First Trust Multi Income Allocation Portfolio - Class I
2018	N/A	N/A	N/A
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
2018	N/A	N/A	N/A
Franklin Founding Funds Allocation VIP Fund - Class 4
2018	N/A	N/A	N/A
Franklin Income VIP Fund - Class 4
2018	9.798	9.455	14
Franklin Mutual Shares VIP Fund - Class 4
2018	N/A	N/A	N/A
Franklin Rising Dividends VIP Fund - Class 4
2018	N/A	N/A	N/A
Franklin Small Cap Value VIP Fund - Class 4
2018	N/A	N/A	N/A
Franklin Small-Mid Cap Growth VIP Fund - Class 4
2018	N/A	N/A	N/A
A-2

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares
2018	9.801	9.386	1*
Guggenheim VT Long Short Equity
2018	9.912	9.220	1*
Guggenheim VT Multi-Hedge Strategies
2018	N/A	N/A	N/A
Hartford Capital Appreciation HLS Fund - Class IC
2018	N/A	N/A	N/A
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares
2018	N/A	N/A	N/A
Invesco V.I. Comstock Fund - Series II Shares
2018	N/A	N/A	N/A
Invesco V.I. Diversified Dividend Fund - Series II Shares
2018	N/A	N/A	N/A
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
2018	10.519	9.041	21
Invesco V.I. Equity and Income Fund - Series II Shares
2018	N/A	N/A	N/A
Invesco V.I. International Growth Fund - Series II Shares
2018	11.115	9.829	1*
Ivy VIP Asset Strategy Portfolio - Class II
2018	9.616	9.033	4
Ivy VIP Energy Portfolio - Class II
2018	7.364	6.022	2
Ivy VIP High Income Portfolio - Class II
2018	9.844	9.606	3
Ivy VIP Micro Cap Growth Portfolio - Class II(2)
2018	N/A	N/A	N/A
Ivy VIP Mid Cap Growth Portfolio - Class II
2018	10.054	9.122	13
Ivy VIP Science and Technology Portfolio - Class II
2018	10.740	8.771	12
Ivy VIP Small Cap Growth Portfolio - Class II
2018	N/A	N/A	N/A
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
2018	9.924	10.152	2
JPMorgan Insurance Trust Income Builder Portfolio - Class 2
2018	N/A	N/A	N/A
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC
2018	N/A	N/A	N/A
Lord Abbett Series Fund Developing Growth Portfolio - Class VC
2018	10.219	8.957	16
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC
2018	N/A	N/A	N/A
LVIP American Balanced Allocation Fund - Service Class
2018	N/A	N/A	N/A
LVIP American Growth Allocation Fund - Service Class
2018	10.098	9.255	8
LVIP American Preservation Fund - Service Class
2018	9.703	9.819	1*
LVIP Baron Growth Opportunities Fund - Service Class
2018	13.239	11.748	1*
A-3

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
2018	12.456	11.035	1*
LVIP BlackRock Inflation Protected Bond Fund - Service Class
2018	9.982	9.951	2
LVIP BlackRock Multi-Asset Income Fund - Service Class(1)
2018	N/A	N/A	N/A
LVIP BlackRock Scientific Allocation Fund - Service Class
2018	9.729	9.387	2
LVIP Clarion Global Real Estate Fund - Service Class
2018	9.608	8.994	4
LVIP Delaware Bond Fund - Service Class
2018	9.801	9.769	5
LVIP Delaware Diversified Floating Rate Fund - Service Class
2018	10.194	10.055	1*
LVIP Delaware Social Awareness Fund - Service Class
2018	N/A	N/A	N/A
LVIP Delaware Wealth Builder Fund - Service Class
2018	N/A	N/A	N/A
LVIP Dimensional International Core Equity Fund - Service Class
2018	N/A	N/A	N/A
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
2018	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
2018	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
2018	N/A	N/A	N/A
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
2018	N/A	N/A	N/A
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
2018	9.689	9.744	35
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
2018	11.910	11.092	5
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
2018	N/A	N/A	N/A
LVIP Global Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A
LVIP Global Income Fund - Service Class
2018	9.887	10.101	1*
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A
LVIP Goldman Sachs Income Builder Fund - Service Class
2018	N/A	N/A	N/A
LVIP Government Money Market Fund - Service Class
2018	10.013	10.026	3
LVIP JPMorgan High Yield Fund - Service Class
2018	N/A	N/A	N/A
LVIP JPMorgan Retirement Income Fund - Service Class
2018	N/A	N/A	N/A
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
2018	11.332	10.277	5
LVIP Loomis Sayles Global Growth Fund - Service Class
2018	N/A	N/A	N/A
A-4

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP MFS International Growth Fund - Service Class
2018	11.730	11.319	3
LVIP MFS Value Fund - Service Class
2018	11.984	10.586	1*
LVIP Mondrian International Value Fund - Service Class
2018	N/A	N/A	N/A
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
2018	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond Fund - Service Class
2018	10.022	10.026	1*
LVIP SSGA Bond Index Fund - Service Class
2018	N/A	N/A	N/A
LVIP SSGA Conservative Structured Allocation Fund - Service Class
2018	N/A	N/A	N/A
LVIP SSGA Developed International 150 Fund - Service Class
2018	12.356	10.808	7
LVIP SSGA Emerging Markets 100 Fund - Service Class
2018	11.003	10.611	8
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
2018	N/A	N/A	N/A
LVIP SSGA International Index Fund - Service Class
2018	11.936	10.506	7
LVIP SSGA International Managed Volatility Fund - Service Class
2018	N/A	N/A	N/A
LVIP SSGA Large Cap 100 Fund - Service Class
2018	N/A	N/A	N/A
LVIP SSGA Mid-Cap Index Fund - Service Class
2018	10.478	8.605	24
LVIP SSGA Moderate Structured Allocation Fund - Service Class
2018	10.420	10.419	16
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
2018	N/A	N/A	N/A
LVIP SSGA S&P 500 Index Fund - Service Class
2018	13.551	11.631	15
LVIP SSGA Small-Cap Index Fund - Service Class
2018	13.796	10.867	5
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
2018	11.799	10.119	1*
LVIP T. Rowe Price Growth Stock Fund - Service Class
2018	15.225	12.968	2
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
2018	N/A	N/A	N/A
LVIP Vanguard Domestic Equity ETF Fund - Service Class
2018	13.178	11.459	10
LVIP Vanguard International Equity ETF Fund - Service Class
2018	11.618	10.528	10
LVIP Wellington Capital Growth Fund - Service Class
2018	13.827	12.791	11
LVIP Wellington Mid-Cap Value Fund - Service Class
2018	N/A	N/A	N/A
LVIP Western Asset Core Bond Fund - Service Class
2018	N/A	N/A	N/A
A-5

Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
MFS® VIT Growth Series - Service Class
2018	13.762	12.738	10
MFS® VIT II International Value Portfolio - Service Class
2018	N/A	N/A	N/A
MFS® VIT Total Return Series - Service Class
2018	N/A	N/A	N/A
MFS® VIT Utilities Series - Service Class
2018	N/A	N/A	N/A
Morgan Stanley VIF Global Infrastructure Portfolio - Class II
2018	N/A	N/A	N/A
Oppenheimer International Growth Fund/VA Service Shares
2018	N/A	N/A	N/A
Oppenheimer Main Street Small Cap Fund®/VA Service Shares
2018	N/A	N/A	N/A
PIMCO VIT All Asset All Authority Portfolio - Advisor Class
2018	N/A	N/A	N/A
Putnam VT George Putnam Balanced Fund - Class IB
2018	10.402	9.528	15
Putnam VT Global Health Care Fund - Class IB
2018	N/A	N/A	N/A
Putnam VT Income Fund - Class IB
2018	9.913	10.043	7
Putnam VT Multi-Asset Absolute Return Fund - Class IB
2018	N/A	N/A	N/A
QS Variable Conservative Growth - Class II
2018	N/A	N/A	N/A
SEI VP Market Growth Strategy Fund - Class III
2018	N/A	N/A	N/A
SEI VP Market Plus Strategy Fund - Class III
2018	N/A	N/A	N/A
Templeton Foreign VIP Fund - Class 4
2018	8.889	8.369	3
Templeton Global Bond VIP Fund - Class 4
2018	N/A	N/A	N/A
VanEck VIP Global Hard Assets Fund - Class S Shares
2018	N/A	N/A	N/A
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares
2018	N/A	N/A	N/A
*	The numbers of accumulation units less than 1000 were rounded up to one.
1	The LVIP BlackRock Multi-Asset Income Fund was liquidated on November 16, 2018.
2	Effective November 5, 2018, the Ivy VIP Micro Cap Growth Portfolio was reorganized into the Ivy VIP Small Cap Growth Portfolio.
C-Share
Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
AB VPS Small/Mid Cap Value Portfolio - Class B
2018	N/A	N/A	N/A
ALPS/Alerian Energy Infrastructure Portfolio - Class III
2018	8.564	6.855	13
A-6

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
ALPS/Red Rocks Listed Private Equity Portfolio - Class III
2018	12.071	10.426	1*
ALPS/Stadion Core ETF Portfolio - Class III
2018	11.520	10.681	2
ALPS/Stadion Tactical Growth Portfolio - Class III
2018	11.269	10.654	8
American Century VP Balanced Fund - Class II
2018	12.090	11.087	6
American Century VP Large Company Value Fund - Class II
2018	N/A	N/A	N/A
American Funds Asset Allocation Fund - Class 4
2018	12.701	11.937	64
American Funds Blue Chip Income and Growth Fund - Class 4
2018	14.060	12.647	9
American Funds Capital Income Builder® - Class 4
2018	10.904	9.988	45
American Funds Global Growth Fund - Class 4
2018	13.894	12.454	9
American Funds Global Small Capitalization Fund - Class 4
2018	12.419	10.940	21
American Funds Growth Fund - Class 4
2018	15.370	15.102	62
American Funds Growth-Income Fund - Class 4
2018	14.098	13.636	36
American Funds International Fund - Class 4
2018	11.883	10.162	15
American Funds Mortgage Fund - Class 4
2018	10.211	10.091	12
American Funds New World Fund® - Class 4
2018	11.439	9.687	11
BlackRock Global Allocation V.I. Fund - Class III
2018	16.634	15.183	9
BlackRock iShares® Alternative Strategies V.I. Fund - Class III
2018	10.926	11.074	1*
ClearBridge Variable Aggressive Growth Portfolio - Class II
2018	12.314	11.119	4
ClearBridge Variable Large Cap Growth Portfolio - Class II
2018	N/A	N/A	N/A
ClearBridge Variable Mid Cap Portfolio - Class II
2018	12.747	10.977	3
Columbia VP Commodity Strategy Fund - Class 2
2018	N/A	N/A	N/A
Columbia VP Emerging Markets Bond Fund - Class 2
2018	N/A	N/A	N/A
Columbia VP Strategic Income Fund - Class 2
2018	10.439	10.243	11
Delaware VIP® Diversified Income Series - Service Class
2018	17.350	16.743	19
Delaware VIP® Emerging Markets Series - Service Class
2018	32.746	27.156	4
Delaware VIP® REIT Series - Service Class
2018	30.961	28.278	2
A-7

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP® Small Cap Value Series - Service Class
2018	41.348	33.915	1*
Delaware VIP® Smid Cap Core Series - Service Class
2018	39.557	34.221	5
Delaware VIP® U.S. Growth Series - Service Class
2018	N/A	N/A	N/A
Delaware VIP® Value Series - Service Class
2018	32.502	31.135	11
DWS Alternative Asset Allocation VIP Portfolio - Class B
2018	13.516	12.099	1*
Eaton Vance VT Floating-Rate Income Fund - Initial Class
2018	10.637	10.502	1*
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2018	35.681	32.898	17
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
2018	N/A	N/A	N/A
Fidelity® VIP Growth Portfolio - Service Class 2
2018	31.717	31.184	1*
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2018	27.405	23.067	9
Fidelity® VIP Strategic Income Portfolio - Service Class 2
2018	10.727	10.294	9
First Trust Dorsey Wright Tactical Core Portfolio – Class I
2018	11.378	10.328	1*
First Trust Multi Income Allocation Portfolio - Class I
2018	N/A	N/A	N/A
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
2018	12.955	12.166	5
Franklin Founding Funds Allocation VIP Fund - Class 4
2018	N/A	N/A	N/A
Franklin Income VIP Fund - Class 4
2018	10.865	10.256	23
Franklin Mutual Shares VIP Fund - Class 4
2018	11.653	10.454	3
Franklin Rising Dividends VIP Fund - Class 4
2018	13.645	12.779	2
Franklin Small Cap Value VIP Fund - Class 4
2018	N/A	N/A	N/A
Franklin Small-Mid Cap Growth VIP Fund - Class 4
2018	12.655	11.816	2
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares
2018	9.414	8.637	1*
Guggenheim VT Long Short Equity
2018	11.837	10.178	1*
Guggenheim VT Multi-Hedge Strategies
2018	10.488	9.832	1*
Hartford Capital Appreciation HLS Fund - Class IC
2018	12.876	11.774	8
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares
2018	N/A	N/A	N/A
Invesco V.I. Comstock Fund - Series II Shares
2018	13.076	11.316	2
A-8

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Invesco V.I. Diversified Dividend Fund - Series II Shares
2018	12.847	11.696	14
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
2018	13.652	12.389	39
Invesco V.I. Equity and Income Fund - Series II Shares
2018	N/A	N/A	N/A
Invesco V.I. International Growth Fund - Series II Shares
2018	30.532	25.568	1*
Ivy VIP Asset Strategy Portfolio - Class II
2018	9.906	9.250	4
Ivy VIP Energy Portfolio - Class II
2018	7.142	4.645	1*
Ivy VIP High Income Portfolio - Class II
2018	10.868	10.506	4
Ivy VIP Micro Cap Growth Portfolio - Class II(2)
2018	11.439	13.523	9
Ivy VIP Mid Cap Growth Portfolio - Class II
2018	13.042	12.873	5
Ivy VIP Science and Technology Portfolio - Class II
2018	13.154	12.311	9
Ivy VIP Small Cap Growth Portfolio - Class II
2018	13.340	11.840	9
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
2018	N/A	N/A	N/A
JPMorgan Insurance Trust Income Builder Portfolio - Class 2
2018	N/A	N/A	N/A
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC
2018	11.609	11.004	11
Lord Abbett Series Fund Developing Growth Portfolio - Class VC
2018	12.272	12.711	6
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC
2018	10.164	10.153	4
LVIP American Balanced Allocation Fund - Service Class
2018	11.738	11.083	32
LVIP American Growth Allocation Fund - Service Class
2018	12.026	11.242	13
LVIP American Preservation Fund - Service Class
2018	9.692	9.622	1*
LVIP Baron Growth Opportunities Fund - Service Class
2018	N/A	N/A	N/A
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
2018	15.785	14.321	7
LVIP BlackRock Inflation Protected Bond Fund - Service Class
2018	N/A	N/A	N/A
LVIP BlackRock Multi-Asset Income Fund - Service Class(1)
2018	10.225	10.069	3
LVIP BlackRock Scientific Allocation Fund - Service Class
2018	N/A	N/A	N/A
LVIP Clarion Global Real Estate Fund - Service Class
2018	9.922	8.959	3
LVIP Delaware Bond Fund - Service Class
2018	14.478	14.130	13
A-9

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Delaware Diversified Floating Rate Fund - Service Class
2018	N/A	N/A	N/A
LVIP Delaware Social Awareness Fund - Service Class
2018	N/A	N/A	N/A
LVIP Delaware Wealth Builder Fund - Service Class
2018	N/A	N/A	N/A
LVIP Dimensional International Core Equity Fund - Service Class
2018	N/A	N/A	N/A
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
2018	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
2018	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
2018	N/A	N/A	N/A
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
2018	16.650	15.124	1*
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
2018	10.546	10.374	31
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
2018	N/A	N/A	N/A
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
2018	10.404	9.879	3
LVIP Global Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A
LVIP Global Income Fund - Service Class
2018	N/A	N/A	N/A
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
2018	16.804	15.654	8
LVIP Goldman Sachs Income Builder Fund - Service Class
2018	10.755	10.127	1*
LVIP Government Money Market Fund - Service Class
2018	9.876	9.864	8
LVIP JPMorgan High Yield Fund - Service Class
2018	N/A	N/A	N/A
LVIP JPMorgan Retirement Income Fund - Service Class
2018	N/A	N/A	N/A
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
2018	N/A	N/A	N/A
LVIP Loomis Sayles Global Growth Fund - Service Class
2018	N/A	N/A	N/A
LVIP MFS International Growth Fund - Service Class
2018	11.893	10.751	6
LVIP MFS Value Fund - Service Class
2018	17.837	15.815	15
LVIP Mondrian International Value Fund - Service Class
2018	N/A	N/A	N/A
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
2018	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond Fund - Service Class
2018	10.064	10.029	19
LVIP SSGA Bond Index Fund - Service Class
2018	12.331	12.108	3
A-10

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA Conservative Structured Allocation Fund - Service Class
2018	13.568	12.696	4
LVIP SSGA Developed International 150 Fund - Service Class
2018	13.379	11.172	17
LVIP SSGA Emerging Markets 100 Fund - Service Class
2018	13.717	11.848	4
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
2018	14.390	13.017	4
LVIP SSGA International Index Fund - Service Class
2018	11.240	9.555	12
LVIP SSGA International Managed Volatility Fund - Service Class
2018	12.418	10.740	1*
LVIP SSGA Large Cap 100 Fund - Service Class
2018	24.658	21.592	9
LVIP SSGA Mid-Cap Index Fund - Service Class
2018	N/A	N/A	N/A
LVIP SSGA Moderate Structured Allocation Fund - Service Class
2018	N/A	N/A	N/A
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
2018	N/A	N/A	N/A
LVIP SSGA S&P 500 Index Fund - Service Class
2018	21.687	20.373	22
LVIP SSGA Small-Cap Index Fund - Service Class
2018	17.372	15.168	18
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
2018	24.652	21.018	8
LVIP T. Rowe Price Growth Stock Fund - Service Class
2018	21.955	21.386	9
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
2018	28.251	26.977	1*
LVIP Vanguard Domestic Equity ETF Fund - Service Class
2018	N/A	N/A	N/A
LVIP Vanguard International Equity ETF Fund - Service Class
2018	12.887	10.828	21
LVIP Wellington Capital Growth Fund - Service Class
2018	N/A	N/A	N/A
LVIP Wellington Mid-Cap Value Fund - Service Class
2018	16.103	13.560	1*
LVIP Western Asset Core Bond Fund - Service Class
2018	N/A	N/A	N/A
MFS® VIT Growth Series - Service Class
2018	39.015	39.460	3
MFS® VIT II International Value Portfolio - Service Class
2018	13.099	11.679	23
MFS® VIT Total Return Series - Service Class
2018	N/A	N/A	N/A
MFS® VIT Utilities Series - Service Class
2018	42.134	41.948	1*
Morgan Stanley VIF Global Infrastructure Portfolio - Class II
2018	11.318	10.296	8
Oppenheimer International Growth Fund/VA Service Shares
2018	11.004	8.742	15
A-11

	Account Value Death Benefit
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Oppenheimer Main Street Small Cap Fund®/VA Service Shares
2018	13.386	11.826	2
PIMCO VIT All Asset All Authority Portfolio - Advisor Class
2018	9.861	9.086	1*
Putnam VT George Putnam Balanced Fund - Class IB
2018	N/A	N/A	N/A
Putnam VT Global Health Care Fund - Class IB
2018	29.502	28.959	1*
Putnam VT Income Fund - Class IB
2018	10.066	9.961	8
Putnam VT Multi-Asset Absolute Return Fund - Class IB
2018	10.539	9.594	1*
QS Variable Conservative Growth - Class II
2018	N/A	N/A	N/A
SEI VP Market Growth Strategy Fund - Class III
2018	N/A	N/A	N/A
SEI VP Market Plus Strategy Fund - Class III
2018	N/A	N/A	N/A
Templeton Foreign VIP Fund - Class 4
2018	N/A	N/A	N/A
Templeton Global Bond VIP Fund - Class 4
2018	9.549	9.610	15
VanEck VIP Global Hard Assets Fund - Class S Shares
2018	6.764	4.781	1*
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares
2018	10.774	10.357	3
*	The numbers of accumulation units less than 1000 were rounded up to one.
1	The LVIP BlackRock Multi-Asset Income Fund was liquidated on November 16, 2018.
2	Effective November 5, 2018, the Ivy VIP Micro Cap Growth Portfolio was reorganized into the Ivy VIP Small Cap Growth Portfolio.
A-12

SAI 2

Lincoln Investor Advantage®
Lincoln New York Account N for Variable Annuities  (Registrant)
Lincoln Life & Annuity Company of New York  (Depositor)
Statement of Additional Information (SAI), For contracts issued on and after August 20, 2018
This SAI should be read in conjunction with the Lincoln Investor Advantage® prospectus of Lincoln New York Account N for Variable Annuities dated May 1, 2019. You may obtain a copy of the Lincoln Investor Advantage® prospectus on request and without charge. Please write Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583.

This SAI is not a prospectus.
The date of this SAI is May 1, 2019.

Special Terms
The special terms used in this SAI are the ones defined in the prospectus.
Services
Independent Registered Public Accounting Firm
Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) the financial statements of each of the subaccounts listed in the appendix to the opinion that comprise Lincoln New York Account N for Variable Annuities, as of December 31, 2018, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the appendix to the opinion; and b) the financial statements of Lincoln Life & Annuity Company of New York as of December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 as set forth in their reports, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.
Keeper of Records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln New York. We have entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.
Principal Underwriter
Lincoln Financial Distributors, Inc., (“LFD”), an affiliate of Lincoln New York, serves as principal underwriter (the “Principal Underwriter”) for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives who are also associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corp. (collectively “LFN”), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers (“Selling Firms”) for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $25,882,250, $26,124,671 and $10,003,399 to LFN and Selling Firms in 2016, 2017 and 2018, respectively, as sales compensation with respect to the contracts. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.
Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.
Both before and after the Annuity Commencement Date, there are exchange privileges between Subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.
The offering of the contracts is continuous.
Annuity Payouts
Variable Annuity Payouts
Variable Annuity Payouts will be determined on the basis of:
•	the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax;
•	the annuity tables contained in the contract;
B-2

•	the type of annuity option selected; and
•	the investment results of the fund(s) selected.
In order to determine the amount of variable Annuity Payouts, we make the following calculation:
•	first, we determine the dollar amount of the first payout;
•	second, we credit the contract with a fixed number of Annuity Units based on the amount of the first payout; and
•	third, we calculate the value of the Annuity Units each period thereafter.
These steps are explained below.
The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable Annuity Payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future Annuity Payouts will be paid. Amounts shown in the tables are based on the 1983 Table “a” Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, or 5% per annum, depending on the terms of your contract. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.
Conversely, if the actual rate is less than the assumed interest rate, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.
We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.
At an Annuity Commencement Date, the contract is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first periodic payout by the value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the Contractowner’s fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending 14 days prior to the date that payout is due.
The value of each Subaccount’s Annuity Unit will be set initially at $1.00. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Date by the product of:
•	The net investment factor of the Subaccount for the Valuation Period for which the Annuity Unit value is being determined, and
•	A factor to neutralize the assumed investment return in the annuity table.
The value of the Annuity Units is determined as of a Valuation Date 14 days prior to the payment date in order to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.
Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the Access Period and the impact of a withdrawal on the Regular Income Payments. These examples assume that the investment return is the same as the assumed investment return (AIR) to make the Regular Income Payment calculations simpler to understand. The Regular Income Payments will vary based on the investment performance of the underlying funds.
Annuitant	Male, Age 65
Secondary Life	Female, Age 63
Purchase Payment	$200,000.00
Regular Income Payment Frequency	Annual
AIR	4.0%
Hypothetical Investment Return	4.0%

	20-year Access Period	30-Year Access Period
Regular Income Payment	$10,463.99	$9,922.44
B-3

A 10% withdrawal from the Account Value will reduce the Regular Income Payments by 10% to $9,417.59 with the 20-year Access Period and $8,930.20 with the 30-year Access Period.
At the end of the 20-year Access Period, the remaining Account Value of $114,163 (assuming no withdrawals) will be used to continue the $10,463.99 Regular Income Payment during the Lifetime Income Period for the lives of the Annuitant and Secondary Life. At the end of the 30-year Access Period, the remaining Account Value of $69,919 (assuming no withdrawals) will be used to continue the $9,922.44 Regular Income Payment during the Lifetime Income Period for the lives of the annuitant and Secondary Life. (Note: the Regular Income Payments during the Lifetime Income Period will vary based on the investment performance of the underlying funds).
Determination of Accumulation and Annuity Unit Value
A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.
Since the portfolios of some of the funds and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those funds and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.
Capital Markets
In any particular year, our capital may increase or decrease depending on a variety of factors — the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.
Advertising & Ratings
We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln New York or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody’s, A.M. Best and Standard & Poor’s, and positive for Fitch. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.
About the S&P 500 Index
The S&P 500 Index (hereinafter “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates (hereinafter “Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade
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names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the funds. S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of the funds into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of the funds or in the determination or calculation of the equation by which the funds are to be converted into cash, surrendered or redeemed, as the case may be. S& P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Unclaimed Property
We have entered into a Global Resolution Agreement with a third party auditor representing multiple states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor has compared expanded matching criteria to the Social Security Master Death File (“SSMDF”) to identify deceased insureds and policy or contract holders where a valid claim has not been made. We have also entered into a Regulatory Settlement Agreement with multiple states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are conducting examinations and audits of our compliance with unclaimed property laws. Any escheatable property identified as a result of the audits and inquiries could result in additional payments of previously unclaimed death benefits or the payment of abandoned funds to U.S. jurisdictions.
Additional Services
Dollar Cost Averaging (DCA)—You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain Subaccounts, or the fixed side (if available) of the contract into the Subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged is $1,500 over any time period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to discontinue or restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service (AWS)—AWS provides an automatic, periodic withdrawal of Contract Value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. You may elect to participate in AWS at the time of application or at any time before the Annuity Commencement Date by sending a written request to us. The minimum Contract Value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by
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sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for nonqualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Surrender Charge.
Portfolio Rebalancing — Portfolio rebalancing is an option, which, if elected by the Contractowner, restores to a pre-determined level the percentage of the Contract Value (or Account Value under i4LIFE® Advantage), allocated to each variable Subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all Purchase Payments allocated to the variable Subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. The Contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the Contractowner may make these elections by phone. The portfolio rebalancing program is not available following the Annuity Commencement Date.
Please note that all of the services discussed in this section will stop once we are notified of a pending death claim.
Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of policyholders under the variable life accounts could conflict with those of Contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.
Financial Statements
The December 31, 2018 financial statements of the VAA and the December 31, 2018 financial statements of Lincoln New York appear on the following pages.
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Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York

Financial Statements

December 31, 2018 and 2017

Report of Independent Registered Public Accounting Firm

To the Stockholder and the Board of Directors of Lincoln Life & Annuity Company of New York

Opinion on the Financial Statements

We have audited the accompanying balance sheets of Lincoln Life & Annuity Company of New York (the Company) as of December 31, 2018 and 2017, the related statements of comprehensive income (loss), stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2018, and the related notes (collectively referred to as the “financial statements”).  In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.    The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.    As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting.    Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.  Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company’s auditor since 1996.

Philadelphia, Pennsylvania

April 1, 2019

1

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

BALANCE SHEETS

(in millions, except share data)

	As of December 31,
	2018	2017
ASSETS
Investments:
Available-for-sale securities, at fair value:
Fixed maturity securities (amortized cost: 2018 – $7,200; 2017 – $7,165)	$7,280	$7,813
Equity securities (cost: 2017 – $3)	-	2
Equity securities	2	-
Mortgage loans on real estate	817	764
Policy loans	261	282
Other investments	1	-
Total investments	8,361	8,861
Cash and invested cash	31	65
Deferred acquisition costs and value of business acquired	578	559
Premiums and fees receivable	6	6
Accrued investment income	94	106
Reinsurance recoverables	527	420
Reinsurance related embedded derivatives	12	14
Goodwill	26	26
Other assets	1,670	1,620
Separate account assets	6,028	6,357
Total assets	$17,333	$18,034

LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Future contract benefits	$1,652	$1,525
Other contract holder funds	5,518	5,585
Funds withheld reinsurance liabilities	1,503	1,464
Income taxes payable	211	316
Other liabilities	111	69
Separate account liabilities	6,028	6,357
Total liabilities	15,023	15,316

Contingencies and Commitments (See Note 10)

Stockholder’s Equity
Common stock – 132,000 shares authorized, issued and outstanding	941	941
Retained earnings	1,349	1,459
Accumulated other comprehensive income (loss)	20	318
Total stockholder’s equity	2,310	2,718
Total liabilities and stockholder’s equity	$17,333	$18,034

See accompanying Notes to Financial Statements

2

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(in millions)

	For the Years Ended December 31,
	2018	2017	2016
Revenues
Insurance premiums	$152	$156	$152
Fee income	343	338	334
Net investment income	391	416	423
Realized gain (loss):
Total other-than-temporary impairment losses on securities	-	(1)	(26)
Portion of loss recognized in other comprehensive income	-	-	7
Net other-than-temporary impairment losses on securities recognized in earnings	-	(1)	(19)
Realized gain (loss), excluding other-than-temporary impairment losses on securities	(19)	(15)	(22)
Total realized gain (loss)	(19)	(16)	(41)
Other revenues	-	1	-
Total revenues	867	895	868
Expenses
Interest credited	197	202	201
Benefits	364	334	294
Commissions and other expenses	233	194	147
Impairment of intangibles	-	34	-
Total expenses	794	764	642
Income (loss) before taxes	73	131	226
Federal income tax expense (benefit)	2	(150)	70
Net income (loss)	71	281	156
Other comprehensive income (loss), net of tax:
Unrealized investment gains (losses)	(360)	139	86
Total other comprehensive income (loss), net of tax	(360)	139	86
Comprehensive income (loss)	$(289)	$420	$242

See accompanying Notes to Financial Statements

3

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF STOCKHOLDER’S EQUITY

(in millions)

	For the Years Ended December 31,
	2018	2017	2016

Common Stock
Balance as of beginning-of-year	$941	$941	$941
Balance as of end-of-year	941	941	941

Retained Earnings
Balance as of beginning-of-year	1,459	1,298	1,142
Cumulative effect from adoption of new accounting standards	(62)	-	-
Net income (loss)	71	281	156
Common stock dividends declared	(119)	(120)	-
Balance as of end-of-year	1,349	1,459	1,298
Accumulated Other Comprehensive Income (Loss)
Balance as of beginning-of-year	318	179	93
Cumulative effect from adoption of new accounting standards	62	-	-
Other comprehensive income (loss), net of tax	(360)	139	86
Balance as of end-of-year	20	318	179
Total stockholder’s equity as of end-of-year	$2,310	$2,718	$2,418

See accompanying Notes to Financial Statements

4

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS

(in millions)

	For the Years Ended December 31,
	2018	2017	2016
Cash Flows from Operating Activities
Net income (loss)	$71	$281	$156
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Deferred acquisition costs, value of business acquired, deferred sales inducements
and deferred front-end loads deferrals and interest, net of amortization	76	18	(31)
Change in premiums and fees receivable	-	-	1
Change in accrued investment income	12	(1)	4
Change in future contract benefits and other contract holder funds	(12)	(246)	(235)
Change in reinsurance related assets and liabilities	(145)	59	53
Change in accrued expenses	(14)	14	(8)
Change in federal income tax accruals	(25)	(211)	91
Realized (gain) loss	19	16	41
Impairment of intangibles	-	34	-
Other	12	(27)	7
Net cash provided by (used in) operating activities	(6)	(63)	79

Cash Flows from Investing Activities
Purchases of available-for-sale securities and equity securities	(713)	(770)	(761)
Sales of available-for-sale securities and equity securities	200	113	218
Maturities of available-for-sale securities	467	654	541
Issuance of mortgage loans on real estate	(133)	(136)	(119)
Repayment and maturities of mortgage loans on real estate	80	42	28
Issuance and repayment of policy loans, net	22	21	47
Net change in collateral on investments, derivatives and related settlements	(1)	-	-
Net cash provided by (used in) investing activities	(78)	(76)	(46)

Cash Flows from Financing Activities
Issuance (payment) of short-term debt	49	-	-
Deposits of fixed account values, including the fixed portion of variable	593	601	634
Withdrawals of fixed account values, including the fixed portion of variable	(332)	(335)	(401)
Transfers to and from separate accounts, net	(139)	(101)	(118)
Common stock issued for benefit plans	(2)	(2)	(2)
Dividends paid	(119)	(120)	-
Net cash provided by (used in) financing activities	50	43	113

Net increase (decrease) in cash, invested cash and restricted cash	(34)	(96)	146
Cash, invested cash and restricted cash as of beginning-of-year	65	161	15
Cash, invested cash and restricted cash as of end-of-year	$31	$65	$161

See accompanying Notes to Financial Statements

5

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1.  Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies

Nature of Operations

Lincoln Life & Annuity Company of New York (“LLANY” or the “Company”, which also may be referred to as “we,” “our” or “us”), a wholly-owned subsidiary of The Lincoln National Life Insurance Company (“LNL”), a wholly-owned subsidiary of Lincoln National Corporation (“LNC” or the “Ultimate Parent”), is domiciled in the state of New York.  LLANY is principally engaged in the sale of individual life insurance products, individual annuity products and worksite and group non-medical products (primarily term life and disability).  These products are marketed primarily through personal-producing general agents and brokers throughout the U.S.  LLANY is licensed and sells its products throughout the U.S. and several U.S. territories.  See Note 15 for additional information.

Basis of Presentation

The accompanying financial statements are prepared in accordance with United States of America generally accepted accounting principles (“GAAP”).  Certain GAAP policies, which significantly affect the determination of financial condition, results of operations and cash flows, are summarized below.

Summary of Significant Accounting Policies

Accounting Estimates and Assumptions

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period.  Those estimates are inherently subject to change and actual results could differ from those estimates.  Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are:  fair value of certain invested assets and derivatives, other-than-temporary impairment (“OTTI”) and asset valuation allowances, deferred acquisition costs (“DAC”),  value of business acquired (“VOBA”), deferred sales inducements (“DSI”), goodwill, future contract benefits, other contract holder funds including deferred front-end loads (“DFEL”), pension plans, income taxes and the potential effects of resolving litigated matters.

Business Combinations

We use the acquisition method of accounting for all business combination transactions, and accordingly, recognize the fair values of assets acquired, liabilities assumed and any noncontrolling interests in our financial statements.  The allocation of fair values may be subject to adjustment after the initial allocation for up to a one-year period as more information becomes available relative to the fair values as of the acquisition date.  The financial statements include the results of operations of any acquired company since the acquisition date.

Fair Value Measurement

Our measurement of fair value is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk (“NPR”), which would include our own credit risk.  Our estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability (“exit price”) in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability (“entry price”).  Pursuant to the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”),

we categorize our financial instruments carried at fair value into a three-level fair value hierarchy, based on the priority of inputs to the respective valuation technique.  The three-level hierarchy for fair value measurement is defined as follows:

•

Level 1 – inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date, except for large holdings subject to “blockage discounts” that are excluded;

•

Level 2 – inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and

•

Level 3 – inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, and we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

6

When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement.  Because certain securities trade in less liquid or illiquid markets with limited or no pricing information, the determination of fair value for these securities is inherently more difficult.  However, Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components, which are components that are actively quoted or can be validated to market-based sources.

Available-For-Sale Securities – Fair Valuation Methodologies and Associated Inputs

Securities classified as available-for-sale (“AFS”) consist of fixed maturity securities and are stated at fair value with unrealized gains and losses included within accumulated other comprehensive income (loss) (“AOCI”), net of associated DAC, VOBA, DSI, future contract benefits, other contract holder funds and deferred income taxes.

We measure the fair value of our securities classified as AFS based on assumptions used by market participants in pricing the security.  The most appropriate valuation methodology is selected based on the specific characteristics of the fixed maturity security, and we consistently apply the valuation methodology to measure the security’s fair value.  Our fair value measurement is based on a market approach that utilizes prices and other relevant information generated by market transactions involving identical or comparable securities.  Sources of inputs to the market approach primarily include third-party pricing services, independent broker quotations or pricing matrices.  We do not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to our valuation methodologies are based on a set of standard inputs that we generally use to evaluate all of our AFS securities.  Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.  In addition, market indicators, industry and economic events are monitored, and further market data is acquired if certain triggers are met.    For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable.  For private placement securities, we use pricing matrices that utilize observable pricing inputs of similar public securities and Treasury yields as inputs to the fair value measurement.  Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all AFS securities on any given day.  For broker-quoted only securities, non-binding quotes from market makers or broker-dealers are obtained from sources recognized as market participants.    For securities trading in less liquid or illiquid markets with limited or no pricing information, we use unobservable inputs to measure fair value.

The following summarizes our fair valuation methodologies and associated inputs, which are particular to the specified security type and are in addition to the defined standard inputs to our valuation methodologies for all of our AFS securities discussed above:

•	Corporate bonds and U.S. government bonds – We also use Trade Reporting and Compliance EngineTM reported tables for our corporate bonds and vendor trading platform data for our U.S. government bonds.
•

Mortgage- and asset-backed securities (“ABS”) – We also utilize additional inputs, which include new issues data, monthly payment information and monthly collateral performance, including prepayments, severity, delinquencies, step-down features and over collateralization features for each of our mortgage-backed securities (“MBS”), which include collateralized mortgage obligations and mortgage pass through securities backed by residential mortgages (“RMBS”), commercial mortgage-backed securities (“CMBS”), collateralized loan obligations (“CLOs”) and collateralized debt obligations (“CDOs”).

•

State and municipal bonds – We also use additional inputs that include information from the Municipal Securities Rule Making Board, as well as material event notices, new issue data, issuer financial statements and Municipal Market Data benchmark yields for our state and municipal bonds.

•	Hybrid and redeemable preferred securities – We also utilize additional inputs of exchange prices (underlying and common stock of the same issuer) for our hybrid and redeemable preferred securities.

In order to validate the pricing information and broker-dealer quotes, we employ, where possible, procedures that include comparisons with similar observable positions, comparisons with subsequent sales and observations of general market movements for those security classes.  We have policies and procedures in place to review the process that is utilized by our third-party pricing service and the output that is provided to us by the pricing service.  On a periodic basis, we test the pricing for a sample of securities to evaluate the inputs and assumptions used by the pricing service, and we perform a comparison of the pricing service output to an alternative pricing source.  We also evaluate prices provided by our primary pricing service to ensure that they are not stale or unreasonable by reviewing the prices for unusual changes from period to period based on certain parameters or for lack of change from one period to the next.

7

AFS Securities – Evaluation for Recovery of Amortized Cost

We regularly review our fixed maturity AFS securities (also referred to as “debt securities”) for declines in fair value that we determine to be other-than-temporary. For our debt securities, we generally consider the following to determine whether our debt securities with unrealized losses are other-than-temporarily impaired:

•	The estimated range and average period until recovery;
•	The estimated range and average holding period to maturity;
•	Remaining payment terms of the security;
•	Current delinquencies and nonperforming assets of underlying collateral;
•	Expected future default rates;
•	Collateral value by vintage, geographic region, industry concentration or property type;
•	Subordination levels or other credit enhancements as of the balance sheet date as compared to origination; and
•	Contractual and regulatory cash obligations.

For a debt security, if we intend to sell a security, or it is more likely than not we will be required to sell a debt security before recovery of its amortized cost basis and the fair value of the debt security is below amortized cost, we conclude that an OTTI has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized gain (loss) on our Statements of Comprehensive Income (Loss).  If we do not intend to sell a debt security, or it is not more likely than not we will be required to sell a debt security before recovery of its amortized cost basis but the present value of the cash flows expected to be collected is less than the amortized cost of the debt security (referred to as the credit loss), we conclude that an OTTI has occurred and the amortized cost is written down to the estimated recovery value with a corresponding charge to realized gain (loss) on our Statements of Comprehensive Income (Loss), as this amount is deemed the credit portion of the OTTI.  The remainder of the decline to fair value is recorded in other comprehensive income (“OCI”) to unrealized OTTI on AFS securities on our Statements of Stockholder’s Equity, as this amount is considered a noncredit (i.e., recoverable) impairment.

When assessing our intent to sell a debt security, or if it is more likely than not we will be required to sell a debt security before recovery of its cost basis, we evaluate facts and circumstances such as, but not limited to, decisions to reposition our security portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing.

Management considers the following as part of the evaluation:

•	The current economic environment and market conditions;
•	Our business strategy and current business plans;
•	The nature and type of security, including expected maturities and exposure to general credit, liquidity, market and interest rate risk;
•	Our analysis of data from financial models and other internal and industry sources to evaluate the current effectiveness of our hedging and overall risk management strategies;
•

The current and expected timing of contractual maturities of our assets and liabilities, expectations of prepayments on investments and expectations for surrenders and withdrawals of life insurance policies and annuity contracts;

•	The capital risk limits approved by management; and
•	Our current financial condition and liquidity demands.

In order to determine the amount of the credit loss for a debt security, we calculate the recovery value by performing a discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover.  The discount rate is the effective interest rate implicit in the underlying debt security.  The effective interest rate is the original yield, or the coupon if the debt security was previously impaired.  See the discussion below for additional information on the methodology and significant inputs, by security type, that we use to determine the amount of a credit loss.

To determine the recovery period of a debt security, we consider the facts and circumstances surrounding the underlying issuer including, but not limited to, the following:

•	Historical and implied volatility of the security;
•	Length of time and extent to which the fair value has been less than amortized cost;
•	Adverse conditions specifically related to the security or to specific conditions in an industry or geographic area;
•	Failure, if any, of the issuer of the security to make scheduled payments; and
•	Recoveries or additional declines in fair value subsequent to the balance sheet date.

In periods subsequent to the recognition of an OTTI, the AFS security is accounted for as if it had been purchased on the measurement date of the OTTI.  Therefore, for the fixed maturity AFS security, the original discount or reduced premium is reflected in net investment income over the contractual term of the investment in a manner that produces a constant effective yield.

8

To determine recovery value of a corporate bond, CLO or CDO, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Fundamentals of the issuer to determine what we would recover if they were to file bankruptcy versus the price at which the market is trading;
•	Fundamentals of the industry in which the issuer operates;
•

Earnings multiples for the given industry or sector of an industry that the underlying issuer operates within, divided by the outstanding debt to determine an expected recovery value of the security in the case of a liquidation;

•	Expected cash flows of the issuer (e.g., whether the issuer has cash flows in excess of what is required to fund its operations);
•	Expectations regarding defaults and recovery rates;
•	Changes to the rating of the security by a rating agency; and
•	Additional market information (e.g., if there has been a replacement of the corporate debt security).

Each quarter, we review the cash flows for the MBS to determine whether or not they are sufficient to provide for the recovery of our amortized cost.  We revise our cash flow projections only for those securities that are at most risk for impairment based on current credit enhancement and trends in the underlying collateral performance.  To determine recovery value of a MBS, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover;
•	Level of creditworthiness of the home equity loans or residential mortgages that back an RMBS or commercial mortgages that back a CMBS;
•	Susceptibility to fair value fluctuations for changes in the interest rate environment;
•	Susceptibility to reinvestment risks, in cases where market yields are lower than the securities’ book yield earned;
•	Susceptibility to reinvestment risks, in cases where market yields are higher than the book yields earned on a security;
•	Expectations of sale of such a security where market yields are higher than the book yields earned on a security; and
•	Susceptibility to variability of prepayments.

When evaluating MBS and mortgage-related ABS, we consider a number of pool-specific factors as well as market level factors when determining whether or not the impairment on the security is temporary or other-than-temporary.  The most important factor is the performance of the underlying collateral in the security and the trends of that performance in the prior periods.  We use this information about the collateral to forecast the timing and rate of mortgage loan defaults, including making projections for loans that are already delinquent and for those loans that are currently performing but may become delinquent in the future.  Other factors used in this analysis include the credit characteristics of borrowers, geographic distribution of underlying loans and timing of liquidations by state.  Once default rates and timing assumptions are determined, we then make assumptions regarding the severity of a default if it were to occur.  Factors that impact the severity assumption include expectations for future home price appreciation or depreciation, loan size, first lien versus second lien, existence of loan level private mortgage insurance, type of occupancy and geographic distribution of loans.  Once default and severity assumptions are determined for the security in question, cash flows for the underlying collateral are projected including expected defaults and prepayments.  These cash flows on the collateral are then translated to cash flows on our tranche based on the cash flow waterfall of the entire capital security structure.  If this analysis indicates the entire principal on a particular security will not be returned, the security is reviewed for OTTI by comparing the expected cash flows to amortized cost.  To the extent that the security has already been impaired or was purchased at a discount, such that the amortized cost of the security is less than or equal to the present value of cash flows expected to be collected, no impairment is required.

Otherwise, if the amortized cost of the security is greater than the present value of the cash flows expected to be collected, and the security was not purchased at a discount greater than the expected principal loss, then impairment is recognized.

We further monitor the cash flows of all of our AFS securities backed by mortgages on an ongoing basis.  We also perform detailed analysis on all of our subprime, Alt-A, non-agency residential MBS and on a significant percentage of our AFS securities backed by pools of commercial mortgages.  The detailed analysis includes revising projected cash flows by updating the cash flows for actual cash received and applying assumptions with respect to expected defaults, foreclosures and recoveries in the future.  These revised projected cash flows are then compared to the amount of credit enhancement (subordination) in the structure to determine whether the amortized cost of the security is recoverable.  If it is not recoverable, we record an impairment of the security.

Equity Securities

As of January 1, 2018, equity securities are carried at fair value, and changes in fair value are recorded in realized gain (loss) on our Statements of Comprehensive Income (Loss) as they occur.  Equity securities consist primarily of common stock of publicly-traded companies, privately placed securities and mutual fund shares.  We measure the fair value of our equity securities based on assumptions used by market participants in pricing the security.  The most appropriate valuation methodology is selected based on the specific characteristics of the equity security.  Fair values of publicly-traded equity securities are determined using quoted prices in active markets for identical or comparable securities.  When quoted prices are not available, we use valuation methodologies most appropriate for the specific asset.  Fair values for private placement securities are determined using discounted cash flow, earnings multiple and other valuation models.  The fair values of mutual fund shares that transact regularly are based on transaction prices of identical fund shares.

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Mortgage Loans on Real Estate

Mortgage loans on real estate consist of commercial mortgage loans and are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances.  Interest income is accrued on the principal balance of the loan based on the loan’s contractual interest rate.  Premiums and discounts are amortized using the effective yield method over the life of the loan.  Interest income and amortization of premiums and discounts are reported in net investment income on our Statements of Comprehensive Income (Loss) along with mortgage loan fees, which are recorded as they are incurred.

Our policy is to report loans that are 60 or more days past due, which equates to two or more payments missed, as delinquent.  We do not accrue interest on loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income on our Statements of Comprehensive Income (Loss) when received, depending on the assessment of the collectability of the loan.  We resume accruing interest once a loan complies with all of its original terms or restructured terms.  Mortgage loans deemed uncollectible are charged against the valuation allowance, and subsequent recoveries, if any, are credited to the valuation allowance.

We establish a valuation allowance to provide for the risk of credit losses inherent in our portfolio.  The valuation allowance includes specific valuation allowances for loans that are deemed to be impaired as well as general valuation allowances for pools of loans with similar risk characteristics where a property risk or market specific risk has not been identified but for which we anticipate a loss may occur.  Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement.  When we determine that a loan is impaired, a specific valuation allowance is established for the excess carrying value of the loan over its estimated value.  The loan’s estimated value is based on:  the present value of expected future cash flows discounted at the loan’s effective interest rate; the loan’s observable market price; or the fair value of the loan’s collateral.  Changes in valuation allowances are reported in realized gain (loss) on our Statements of Comprehensive Income (Loss).  General valuation allowances are primarily based on loss history adjusted for current conditions.

Valuation allowances are maintained at a level we believe is adequate to absorb estimated probable credit losses.  Our periodic evaluation of the adequacy of the valuation allowances is based on historical loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Our commercial loan portfolio is primarily comprised of long-term loans secured by existing commercial real estate.  We believe all of the commercial loans in our portfolio share three primary risks:  borrower credit worthiness; sustainability of the cash flow of the property; and market risk; therefore, our methods of monitoring and assessing credit risk are consistent for our entire portfolio.

For our commercial mortgage loan portfolio, trends in market vacancy and rental rates are incorporated into the analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) a valuation allowance.  In addition, we review each loan individually in our commercial mortgage loan portfolio on an annual basis to identify emerging risks.  We focus on properties that experienced a reduction in debt-service coverage or that have significant exposure to tenants with deteriorating credit profiles.  Where warranted, we establish or increase a valuation allowance for a specific loan based upon this analysis.

We measure and assess the credit quality of our commercial mortgage loans by using loan-to-value and debt-service coverage ratios.  The loan-to-value ratio compares the principal amount of the loan to the fair value at origination of the underlying property collateralizing the loan and is commonly expressed as a percentage.  Loan-to-value ratios greater than 100% indicate that the principal amount is greater than the collateral value.  Therefore, all else being equal, a lower loan-to-value ratio generally indicates a higher quality loan.  The debt-service coverage ratio compares a property’s net operating income to its debt-service payments.  Debt-service coverage ratios of less than 1.0 indicate that property operations do not generate enough income to cover its current debt payments.  Therefore, all else being equal, a higher debt-service coverage ratio generally indicates a higher quality loan.

Policy Loans

Policy loans represent loans we issue to contract holders that use the cash surrender value of their life insurance policy as collateral.  Policy loans are carried at unpaid principal balances.

Derivative Instruments

We hedge certain portions of our exposure to interest rate risk by entering into derivative transactions.  All of our derivative instruments are recognized as either assets or liabilities on our Balance Sheets at estimated fair value.  We categorized derivatives into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique as discussed above in “Fair Value Measurement.”  The accounting for changes in the estimated fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship.  For those derivative instruments that are designated and qualify as hedging instruments, we designate the hedging instrument based upon the exposure being hedged: as a cash flow hedge or a fair value hedge.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into net income in the same period or periods during which the hedged transaction affects net income.  The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present

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value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in net income during the period of change.  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the offsetting gain or loss on the hedged item attributable to the hedged risk are recognized in net income during the period of change in estimated fair values.  For derivative instruments not designated as hedging instruments, but that are economic hedges, the gain or loss is recognized in net income.

We have certain variable annuity products with guaranteed withdrawal benefits (“GWB”) and guaranteed income benefits (“GIB”) features that are embedded derivatives and reported as either assets or liabilities on our Balance Sheets.  These embedded derivatives are carried at fair value with changes in fair value recognized in net income during the period of change.

We employ several different methods for determining the fair value of our derivative instruments.  The fair value of our derivative contracts are measured based on current settlement values, which are based on quoted market prices, industry standard models that are commercially available and broker quotes.  These techniques project cash flows of the derivatives using current and implied future market conditions.  We calculate the present value of the cash flows to measure the current fair market value of the derivative.

Cash and Invested Cash

Cash and invested cash is carried at cost and includes all highly liquid debt instruments purchased with an original maturity of three months or less.

DAC, VOBA, DSI and DFEL

Acquisition costs directly related to successful contract acquisitions or renewals of universal life insurance (“UL”), variable universal life insurance (“VUL”), traditional life insurance, annuities and other investment contracts have been deferred (i.e., DAC) to the extent recoverable.  VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date.  Bonus credits and excess interest for dollar cost averaging contracts are considered DSI.  Contract sales charges that are collected in the early years of an insurance contract are deferred (i.e., DFEL), and the unamortized balance is reported in other contract holder funds on our Balance Sheets.

Both DAC and VOBA amortization, excluding amounts reported in realized gain (loss), is reported within commissions and other expenses on our Statements of Comprehensive Income (Loss).  DSI amortization, excluding amounts reported in realized gain (loss), is reported in interest credited on our Statements of Comprehensive Income (Loss).  The amortization of DFEL, excluding amounts reported in realized gain (loss), is reported within fee income on our Statements of Comprehensive Income (Loss).  The methodology for determining the amortization of DAC, VOBA, DSI and DFEL varies by product type.  For all insurance contracts, amortization is based on assumptions consistent with those used in the development of the underlying contract adjusted for emerging experience and expected trends.

Acquisition costs for UL and VUL insurance and investment-type products, which include fixed and variable deferred annuities, are generally amortized over the lives of the policies in relation to the incidence of estimated gross profits (“EGPs”) from surrender charges, investment, mortality net of reinsurance ceded and expense margins and actual realized gain (loss) on investments.  Contract lives for UL and VUL policies are estimated to be 40 years based on the expected lives of the contracts.  Contract lives for fixed and variable deferred annuities are generally between 15 and 30 years, while some of our fixed multi-year guarantee products have amortization periods equal to the guarantee period.  The front-end load annuity product has an assumed life of 25 years.  Longer lives are assigned to those blocks that have demonstrated lower lapse experience.

Acquisition costs for all traditional contracts, including traditional life insurance contracts, such as individual whole life, group business and term life insurance, are amortized over the expected premium-paying period that generally results in amortization less than 30 years.  Acquisition costs are either amortized on a straight-line basis or as a level percent of premium of the related policies depending on the block of business.  There is currently no DAC, VOBA, DSI or DFEL balance or related amortization for fixed and variable payout annuities.

We account for modifications of insurance contracts that result in a substantially unchanged contract as a continuation of the replaced contract.  We account for modifications of insurance contracts that result in a substantially changed contract as an extinguishment of the replaced contract.

The carrying amounts of DAC, VOBA, DSI and DFEL are adjusted for the effects of realized and unrealized gains and losses on securities classified as AFS and certain derivatives and embedded derivatives.  Amortization expense of DAC, VOBA, DSI and DFEL reflects an assumption for an expected level of credit-related investment losses.  When actual credit-related investment losses are realized, we recognize a true-up to our DAC, VOBA, DSI and DFEL amortization within realized gain (loss) on our Statements of Comprehensive Income (Loss) reflecting the incremental effect of actual versus expected credit-related investment losses.  These actual to expected amortization adjustments can create volatility from period to period in realized gain (loss).

During the third quarter of each year, we conduct our annual comprehensive review of the assumptions and the projection models used for our estimates of future gross profits underlying the amortization of DAC, VOBA, DSI and DFEL and the calculations of the embedded derivatives and reserves for life insurance and annuity products.  These assumptions include, but are not limited to, capital

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markets, investment margins, mortality, retention, rider utilization and maintenance expenses (costs associated with maintaining records relating to insurance and individual and group annuity contracts, and with the processing of premium collections, deposits, withdrawals and commissions).  Based on our review, the cumulative balances of DAC, VOBA, DSI and DFEL included on our Balance Sheets are adjusted with an offsetting benefit or charge to revenue or amortization expense to reflect such change related to our expectations of future EGPs (“unlocking”).  We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our annual comprehensive review.  We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying values of DAC, VOBA, DSI, DFEL, embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.

DAC, VOBA, DSI and DFEL are reviewed to ensure that the unamortized portion does not exceed the expected recoverable amounts.

Reinsurance

We enter into reinsurance agreements in the normal course of business to limit our exposure to the risk of loss and to enhance our capital management.

In order for a reinsurance agreement to qualify for reinsurance accounting, the agreement must satisfy certain risk transfer conditions that include, among other items, a reasonable possibility of a significant loss for the assuming entity.  When we apply reinsurance accounting, premiums, benefits and DAC amortization are reported net of insurance ceded on our Statements of Comprehensive Income (Loss).  Amounts currently recoverable, such as ceded reserves, are reported in reinsurance recoverables and amounts currently payable to the reinsurers, such as premiums, are included in other liabilities on our Balance Sheets.  Assets and liabilities and premiums and benefits from certain reinsurance contracts that grant statutory surplus relief are netted on our Balance Sheets and Statements of Comprehensive Income (Loss), respectively, if there is a contractual right of offset.

We use deposit accounting to recognize reinsurance agreements that do not transfer significant insurance risk.  This accounting treatment results in amounts paid or received to be considered on deposit with the reinsurer and such amounts are reported in other assets on our Balance Sheets.  As amounts are paid or received, consistent with the underlying contracts, deposit assets are adjusted.

Goodwill

We recognize the excess of the purchase price, plus the fair value of any noncontrolling interest in the acquiree, over the fair value of identifiable net assets acquired as goodwill.  Goodwill is not amortized, but is reviewed for impairment annually as of October 1 and more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.

We perform a quantitative goodwill impairment test where the fair value of the reporting unit is determined and compared to the carrying value of the reporting unit.  If the fair value of the reporting unit is greater than the reporting unit’s carrying value, then the carrying value of the reporting unit is deemed to be recoverable.  If the carrying value of the reporting unit is greater than the reporting unit’s fair value, goodwill is impaired and written down to the reporting unit’s fair value; and a charge is reported in impairment of intangibles on our Statements of Comprehensive Income (Loss).  The results of one goodwill impairment test on one reporting unit cannot subsidize the results of another reporting unit.

Other Assets and Other Liabilities

Other assets consist primarily of DSI, property and equipment owned by the Company, balances associated with corporate-owned and bank-owned life insurance, certain reinsurance assets, receivables resulting from sales of securities that had not yet settled as of the balance sheet date, other prepaid expenses and specifically identifiable intangible assets.  Other liabilities consist primarily of employee benefit liabilities, certain reinsurance payables, payables resulting from purchases of securities that had not yet settled as of the balance sheet date, short-term debt and other accrued expenses.

Other assets and other liabilities on our Balance Sheets include guaranteed living benefit (“GLB”) features and remaining guaranteed interest and similar contracts that are carried at fair value, which may be reported in either other assets or other liabilities.  The fair value of these items represents approximate exit price including an estimate for our NPR. Certain of these features have elements of both insurance benefits and embedded derivatives.  Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits. We classify these GLB reserves embedded derivatives in Level 3 within the hierarchy levels described above in “Fair Value Measurement.”  We report the insurance portion of the reserves in future contract benefits.

The carrying values of specifically identifiable intangible assets are reviewed at least annually for indicators of impairment in value that are other-than-temporary, including unexpected or adverse changes in the following:  the economic or competitive environments in which the company operates; profitability analyses; cash flow analyses; and the fair value of the relevant business operation.  If there was an indication of impairment, then the discounted cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary and reported in impairment of intangibles on our Statements of Comprehensive Income (Loss).  Sales force intangibles are attributable to the value of the new business distribution system acquired through business combinations.  These assets are amortized on a straight-line basis over their useful life of 25 years.

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Property and equipment owned for company use is carried at cost less allowances for depreciation.  Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets, which include buildings, computer hardware and software and other property and equipment.  We periodically review the carrying value of our long-lived assets, including property and equipment, for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable.  For long-lived assets to be held and used, impairments are recognized when the carrying amount of a long-lived asset is not recoverable and exceeds its fair value.  The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset.  An impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value.

Long-lived assets to be disposed of by abandonment or in an exchange for a similar productive long-lived asset are classified as held-for-use until they are disposed.  Long-lived assets to be sold are classified as held-for-sale and are no longer depreciated.  Certain criteria have to be met in order for the long-lived asset to be classified as held-for-sale, including that a sale is probable and expected to occur within one year.  Long-lived assets classified as held-for-sale are recorded at the lower of their carrying amount or fair value less cost to sell.

Separate Account Assets and Liabilities

We maintain separate account assets, which are reported at fair value.  The related liabilities are reported at an amount equivalent to the separate account assets.  Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company with respect to certain accounts.

We issue variable annuity contracts through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities).  We also issue variable annuity and life contracts through separate accounts that may include various types of guaranteed death benefit (“GDB”), GWB and GIB features.  The GDB features include those where we contractually guarantee to the contract holder either:  return of no less than total deposits made to the contract less any partial withdrawals (“return of net deposits”); total deposits made to the contract less any partial withdrawals plus a minimum return (“minimum return”); or the highest contract value on any contract anniversary date through age 80. The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduce the contract value.

As discussed in Note 4, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves.  Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each GLB feature.  We use derivative instruments to hedge our exposure to the risks and earnings volatility that result from the embedded derivatives for living benefits in certain of our variable annuity products.  The change in fair value of these instruments tends to move in the opposite direction of the change in the value of the associated reserves.  The net impact of these changes is reported as a component of realized gain (loss) on our Statements of Comprehensive Income (Loss).

The “market consistent scenarios” used in the determination of the fair value of the GLB liability are similar to those used by an investment bank to value derivatives for which the pricing is not transparent and the aftermarket is nonexistent or illiquid.  We use risk-neutral Monte Carlo simulations in our calculation to value the entire block of guarantees, which involve 100 unique scenarios per policy or approximately 2 million scenarios.  The market consistent scenario assumptions, as of each valuation date, are those we view to be appropriate for a hypothetical market participant.  The market consistent inputs include, but are not limited to, assumptions for capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.), policyholder behavior (e.g., policy lapse, rider utilization, etc.), mortality, risk margins, maintenance expenses and a margin for profit.  We believe these assumptions are consistent with those that would be used by a market participant; however, as the related markets develop we will continue to reassess our assumptions.  It is possible that different valuation techniques and assumptions could produce a materially different estimate of fair value.

Future Contract Benefits and Other Contract Holder Funds

Future contract benefits represent liability reserves that we have established and carry based on estimates of how much we will need to pay for future benefits and claims.  Other contract holder funds represent liabilities for fixed account values, including the fixed portion of variable, dividends payable, premium deposit funds, undistributed earnings on participating business and other contract holder funds as well as the carrying value of DFEL discussed above.

The liabilities for future contract benefits and claim reserves for UL and VUL insurance policies consist of contract account balances that accrue to the benefit of the contract holders, excluding surrender charges.  The liabilities for future insurance contract benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of contract issue.  Investment yield assumptions for traditional direct individual life reserves for all contracts range from 2.25% to 7.75% depending on the time of contract issue.  The investment yield assumptions for immediate and deferred paid-up annuities range from 1.25% to 10.00%.  These investment yield assumptions are intended to represent an estimation of the interest rate experience for the period that these contract benefits are payable.

The liabilities for future claim reserves for variable annuity products containing GDB features are calculated by estimating the present value of total expected benefit payments over the life of the contract from inception divided by the present value of total expected assessments over the life of the contract (“benefit ratio”) multiplied by the cumulative assessments recorded from the contract inception

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through the balance sheet date less the cumulative GDB payments plus interest on the liability.  The change in the liability for a period is the benefit ratio multiplied by the assessments recorded for the period less GDB claims paid in the period plus interest.  As experience or assumption changes result in a change in expected benefit payments or assessments, the benefit ratio is unlocked, that is, recalculated using the updated expected benefit payments and assessments over the life of the contract since inception.  The revised benefit ratio is then applied to the liability calculation described above, with the resulting change in liability reported in benefits on our Statements of Comprehensive Income (Loss).

With respect to our future contract benefits and other contract holder funds, we continually review overall reserve position, reserving techniques and reinsurance arrangements.  As experience develops and new information becomes known, liabilities are adjusted as deemed necessary.  The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by us includes participating life insurance contracts, under which the contract holder is entitled to share in the earnings of such contracts via receipt of dividends.  The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations.  Dividends to participating policies were $21 million for the years ended December 31, 2018, 2017 and 2016.

Liabilities for the secondary guarantees on UL-type products are calculated by multiplying the benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest.  If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to the unlocking of DAC, VOBA, DFEL and DSI.  The accounting for secondary guarantee benefits impacts, and is impacted by, EGPs used to calculate amortization of DAC, VOBA, DFEL and DSI.

Certain of our variable annuity contracts reported within future contract benefits contain GLB reserves embedded derivatives, a portion of which may be reported in either other assets or other liabilities, and include guaranteed interest and similar contracts, that are carried at fair value on our Balance Sheets, which represents approximate exit price including an estimate for our NPR.  Certain of these features have elements of both insurance benefits and embedded derivatives.  Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits.  We classify these GLB reserves embedded derivatives items in Level 3 within the hierarchy levels described above in “Fair Value Measurement.”  We report the insurance portion of the reserves in future contract benefits.

The fair value of our indexed annuity contracts is based on their approximate surrender values.

Contingencies and Commitments

Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable.

Fee Income

Fee income for investment and interest-sensitive life insurance contracts consists of asset-based fees, percent of premium charges, contract administration charges and surrender charges that are assessed against contract holder account balances.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Interest-sensitive life insurance products include UL insurance, VUL insurance and other interest-sensitive life insurance policies.  These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance.

In bifurcating the embedded derivative of our GLB features on our variable annuity products, we attribute to the embedded derivative the portion of total fees collected from the contract holder that relate to the GLB riders (the “attributed fees”), which are not reported within fee income on our Statements of Comprehensive Income (Loss).  These attributed fees represent the present value of future claims expected to be paid for the GLB at the inception of the contract plus a margin that a theoretical market participant would include for risk/profit and are reported within realized gain (loss) on our Statements of Comprehensive Income (Loss).

The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees.  Asset-based fees and contract administration charges are assessed on a daily or monthly basis and recognized as revenue as performance obligations are met, over the period underlying customer assets are owned.  Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract by the contract holder in accordance with contractual terms.

Revenue recognized from contracts with customers included in fee income consists primarily of wholesale-related 12b-1 fees received indirectly from separate account fund sponsors as compensation for servicing the underlying mutual funds.    Such revenues are recorded based on a contractual percentage of the market value of mutual fund assets over the period shares are owned by customers.

For investment and interest-sensitive life insurance contracts, the amounts collected from contract holders are considered deposits and are not included in revenue.

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Insurance Premiums

Our insurance premiums for traditional life insurance and group insurance products are recognized as revenue when due from the contract holder.  Our traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Our group insurance products consist primarily of term life, disability and dental.

Net Investment Income

Dividends and interest income, recorded in net investment income, are recognized when earned.  Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield.

For CLOs and MBS, included in the AFS fixed maturity securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities.  When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and a catch up adjustment is recorded in the current period.  In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.  Any adjustments resulting from changes in effective yield are reflected in net investment income on our Statements of Comprehensive Income (Loss).

Realized Gain (Loss)

Realized gain (loss) on our Statements of Comprehensive Income (Loss) includes realized gains and losses from the sale of investments, write-downs for other-than-temporary impairments of investments, changes in fair value of equity securities, certain derivative and embedded derivative gains and losses and net gains and losses on reinsurance embedded derivatives.  Realized gains and losses on the sale of investments are determined using the specific identification method.  Realized gain (loss) is recognized in net income, net of associated amortization of DAC, VOBA, DSI and DFEL.  Realized gain (loss) is also net of allocations of investment gains and losses to certain contract holders and certain funds withheld on reinsurance arrangements for which we have a contractual obligation.

Other Revenues

Other revenues consists primarily of proceeds from reinsurance recaptures.

Interest Credited

Interest credited includes interest credited to contract holder account balances.  Interest crediting rates associated with funds invested in our general account during 2016 through 2018 ranged from 1% to 10%.

Benefits

Benefits for UL and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account balances.  Benefits also include the change in reserves for life insurance products with secondary guarantee benefits, annuity products with guaranteed death and living benefits and certain annuities with life contingencies.  For traditional life, group health and disability income products, benefits are recognized when incurred in a manner consistent with the related premium recognition policies.

Pension and Other Postretirement Benefit Plans

Our employees participate in the following post-retirement benefit plans that are sponsored by LNC and LNL:

•	Defined benefit pension plans for certain employees and agents;
•	Other post-retirement benefit plans for certain retired employees and agents that provide health care and life insurance;
•	Tax-qualified defined contribution plans for eligible employees and agents; and
•	Non-qualified deferred compensation plans for certain current and former employees, agents and non-employee directors.

Pursuant to the accounting rules for our obligations to employees and agents under our various pension and other postretirement benefit plans, we are required to make a number of assumptions to estimate related liabilities and expenses.  The mortality assumption is based on actual and anticipated plan experience, determined using acceptable actuarial methods.  We use assumptions for the weighted-average discount rate and expected return on plan assets to estimate pension expense.  The discount rate assumptions are determined using an analysis of current market information and the projected benefit flows associated with these plans.  The expected long-term rate of return on plan assets is based on historical and projected future rates of return on the funds invested in the plan.  The calculation of our accumulated postretirement benefit obligation also uses an assumption of weighted-average annual rate of increase in the per capita cost of covered benefits, which reflects a health care cost trend rate.

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Stock-Based Compensation

Our employees and agents are included in LNC’s stock-based incentive compensation plans that provide for the issuance of stock options, performance shares and restricted stock units.  In general, we expense the fair value of stock awards included in LNC’s incentive compensation plans.  As of the date LNC’s Board of Directors approves stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology, and the fair value of other stock awards is based upon the market value of the stock.  The fair value of the awards is expensed over the performance or service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder’s equity.  We apply an estimated forfeiture rate to our accrual of compensation cost.  Stock-based compensation expense is reflected in commissions and other expenses on our Statements of Comprehensive Income (Loss).

Income Taxes

LNC files a U.S. consolidated income tax return that includes the Company and LNC’s other eligible subsidiaries.  Pursuant to an inter-company tax sharing agreement with LNC, we provide for income taxes on a separate return filing basis.  The tax sharing agreement also provides that we will receive benefit for net operating losses, capital losses and tax credits that are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.  Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes.  A valuation allowance is recorded to the extent required.

2.  New Accounting Standards

Adoption of New Accounting Standards

The following table provides a description of our adoption of new Accounting Standards Updates (“ASUs”) issued by the FASB and the impact of the adoption on our financial statements. ASUs not listed below were assessed and determined to be either not applicable or insignificant in presentation or amount.

Standard	Description	Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2014-09, Revenue from Contracts with Customers and all related amendments

This standard establishes the core principle of recognizing revenue to depict the transfer of promised goods and services and defines a five-step process that systematically identifies the various components of the revenue recognition process, culminating with the recognition of revenue upon satisfaction of an entity’s performance obligation.  Although the standard and all related amendments supersede nearly all existing revenue recognition guidance under GAAP, the guidance does not amend the accounting for insurance and investment contracts recognized in accordance with ASC Topic 944, Financial Services – Insurance, leases, financial instruments and guarantees.

January 1, 2018

We adopted the standard and all related amendments using the modified retrospective method.  Our primary sources of revenue are recognized in accordance with ASC Topic 944, Financial Services – Insurance.  The adoption did not have a material impact on our consolidated financial condition, results of operations, stockholder’s equity or cash flows.  There were no material changes in the timing or measurement of revenues based upon the guidance.  As a result, there is no cumulative effect on retained earnings.

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Standard	Description	Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities

These amendments require, among other things, the fair value measurement of investments in equity securities and certain other ownership interests that do not result in consolidation and are not accounted for under the equity method of accounting.  The change in fair value of the impacted investments in equity securities must be recognized in net income in the period of the change in fair value.  In addition, the amendments include certain enhancements to the presentation and disclosure requirements for financial assets and financial liabilities.  Early adoption of the ASU is generally not permitted, except as defined in the ASU.

January 1, 2018

At the time of adoption, we had equity securities classified as AFS with a total carrying value of $2 million.  We classified, prospectively, $2 million of equity securities within the scope of this ASU in a separate line on our Balance Sheets.  The cumulative effect adjustment of adopting this ASU was $1 million.

ASU 2018-02, Reclassification of Certain Tax Effects From Accumulated Other Comprehensive Income

These amendments require a reclassification from AOCI to retained earnings for stranded tax effects associated with the change in the federal corporate income tax rate in the Tax Cuts and Jobs Act (“Tax Act”) of 2017.  The amount of the reclassification is equal to the impact of the change in deferred taxes related to amounts recorded in AOCI resulting from the change in the statutory corporate tax rate from 35% to 21%.  Early adoption is permitted and retrospective application is required.

		January 1, 2018	We retrospectively reclassified $61 million of stranded tax effects from AOCI to retained earnings in the period of adoption.

Future Adoption of New Accounting Standards

The following table provides a description of future adoptions of new accounting standards that may have an impact on our financial statements when adopted:

Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities

These amendments require an entity to shorten the amortization period for certain callable debt securities held at a premium so that the premium is amortized to the earliest call date.  Early adoption is permitted, and the ASU requires adoption under a modified retrospective basis through a cumulative effect adjustment to the beginning balance of retained earnings.

		January 1, 2019	We do not expect the adoption of this guidance to have a material impact on our financial condition and results of operations.
ASU 2017-12, Targeted Improvements to Accounting for Hedging Activities

These amendments change both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results.  These amendments retain the threshold of highly effective for hedging relationships, remove the requirement to bifurcate between the portions of the hedging relationship that are effective and ineffective, record hedge item and hedging instrument results in the same financial statement line item, require quantitative assessment initially for all hedging relationships unless the hedging relationship meets the definition of either the shortcut method or critical terms match method and allow the contractual specified index rate to be designated as the hedged risk in a cash flow hedge of interest rate risk of a variable rate financial instrument.  These amendments also eliminate the benchmark interest rate concept for variable rate instruments.  Early adoption is permitted.

		January 1, 2019	We do not expect the adoption of this guidance to have a material impact on our financial condition and results of operations.

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Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2016-13, Measurement of Credit Losses on Financial Instruments

These amendments adopt a new model to measure and recognize credit losses for most financial assets.  The method used to measure estimated credit losses for AFS debt securities will be unchanged from current GAAP; however, the amendments require credit losses to be recognized through an allowance rather than as a reduction to the amortized cost of those debt securities.  The amendments will permit entities to recognize improvements in credit loss estimates on AFS debt securities by reducing the allowance account immediately through earnings.  The amendments will be adopted through a cumulative effect adjustment to the beginning balance of retained earnings as of the first reporting period in which the amendments are effective.  Early adoption is permitted for annual periods beginning after December 15, 2018, and interim periods therein.

January 1, 2020

We are currently evaluating the impact of adopting this ASU on our financial condition and results of operations, with a primary focus on our fixed maturity securities, mortgage loans and reinsurance recoverables.

ASU 2018-12, Targeted Improvements to the Accounting for Long-Duration Contracts

These amendments make changes to the accounting and reporting for long-duration contracts issued by an insurance entity that will significantly change how insurers account for long-duration contracts, including how they measure, recognize and make disclosures about insurance liabilities and DAC.  Under this ASU, insurers will be required to review cash flow assumptions at least annually and update them if necessary.  They also will have to make quarterly updates to the discount rate assumptions they use to measure the liability for future policyholder benefits.  The ASU creates a new category of market risk benefits (i.e., features that protect the contract holder from capital market risk and expose the insurer to that risk) that insurers will have to measure at fair value.  The ASU provides various transition methods by topic that entities may elect upon adoption.  Early adoption is permitted.

		January 1, 2021	We are currently evaluating the impact of adopting this ASU on our financial condition and results of operations.

3.  Investments

AFS Securities

In 2018, we adopted ASU 2016-01, which resulted in a new classification and measurement of our equity securities.  See Note 2 for additional information.

The amortized cost, gross unrealized gains, losses and OTTI and fair value of AFS securities (in millions) were as follows:

	As of December 31, 2018
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI (1)	Value
Fixed maturity AFS securities:
Corporate bonds	$6,321	$250	$233	$-	$6,338
ABS	82	1	3	(4)	84
U.S. government bonds	15	3	-	-	18
Foreign government bonds	32	3	-	-	35
RMBS	292	11	5	(2)	300
CMBS	16	-	-	-	16
CLOs	19	-	-	-	19
State and municipal bonds	377	48	4	-	421
Hybrid and redeemable preferred securities	46	4	1	-	49
Total AFS securities	$7,200	$320	$246	$(6)	$7,280

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	As of December 31, 2017
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI (1)	Value
Fixed maturity AFS securities:
Corporate bonds	$6,310	$591	$36	$-	$6,865
ABS	93	1	3	(4)	95
U.S. government bonds	20	3	-	-	23
Foreign government bonds	33	4	-	-	37
RMBS	274	14	3	(3)	288
CMBS	17	1	-	-	18
CLOs	24	-	-	-	24
State and municipal bonds	349	63	1	-	411
Hybrid and redeemable preferred securities	45	8	1	-	52
Total fixed maturity securities	7,165	685	44	(7)	7,813
Equity AFS securities	3	-	1	-	2
Total AFS securities	$7,168	$685	$45	$(7)	$7,815

(1)	Includes unrealized (gains) and losses on credit-impaired securities related to changes in the fair value of such securities subsequent to the impairment measurement date.

The amortized cost and fair value of fixed maturity AFS securities by contractual maturities (in millions) as of December 31, 2018, were as follows:

	Amortized	Fair
	Cost	Value
Due in one year or less	$328	$331
Due after one year through five years	962	952
Due after five years through ten years	1,084	1,103
Due after ten years	4,417	4,475
Subtotal	6,791	6,861
Structured securities (ABS, MBS, CLOs)	409	419
Total fixed maturity AFS securities	$7,200	$7,280

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

The fair value and gross unrealized losses, including the portion of OTTI recognized in OCI, of AFS securities (dollars in millions), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

	As of December 31, 2018
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair	Losses and	Fair	Losses and	Fair	Losses and
	Value	OTTI	Value	OTTI	Value	OTTI
Fixed maturity AFS securities:
Corporate bonds	$2,469	$157	$533	$76	$3,002	$233
ABS	10	-	25	5	35	5
RMBS	56	1	54	4	110	5
State and municipal bonds	65	3	8	1	73	4
Hybrid and redeemable
preferred securities	-	-	18	1	18	1
Total AFS securities	$2,600	$161	$638	$87	$3,238	$248

Total number of AFS securities in an unrealized loss position						589

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	As of December 31, 2017
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair	Losses and	Fair	Losses and	Fair	Losses and
	Value	OTTI	Value	OTTI	Value	OTTI
Fixed maturity AFS securities:
Corporate bonds	$269	$3	$461	$33	$730	$36
ABS	9	1	25	5	34	6
RMBS	14	-	45	3	59	3
State and municipal bonds	1	-	11	1	12	1
Hybrid and redeemable
preferred securities	4	-	13	1	17	1
Total fixed maturity AFS securities	297	4	555	43	852	47
Equity AFS securities	2	1	-	-	2	1
Total AFS securities	$299	$5	$555	$43	$854	$48

Total number of AFS securities in an unrealized loss position						179

The fair value, gross unrealized losses, the portion of OTTI recognized in OCI (in millions) and number of AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:

	As of December 31, 2018
				Number
	Fair	Gross Unrealized		of
	Value	Losses	OTTI	Securities (1)
Less than six months	$31	$9	$-	6
Six months or greater, but less than nine months	25	14	-	3
Nine months or greater, but less than twelve months	11	8	-	2
Twelve months or greater	14	4	2	7
Total	$81	$35	$2	18

	As of December 31, 2017
				Number
	Fair	Gross Unrealized		of
	Value	Losses	OTTI	Securities (1)
Less than six months	$11	$4	$-	4
Nine months or greater, but less than twelve months	1	1	-	1
Twelve months or greater	46	14	2	10
Total	$58	$19	$2	15

(1)	We may reflect a security in more than one aging category based on various purchase dates.

We regularly review our investment holdings for OTTI.  Our gross unrealized losses, including the portion of OTTI recognized in OCI, on fixed maturity AFS securities increased by $201 million for the year ended December 31, 2018.  As discussed further below, we believe the unrealized loss position as of December 31, 2018, did not represent OTTI as (i) we did not intend to sell these fixed maturity AFS securities; (ii) it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis; and (iii) the estimated future cash flows were equal to or greater than the amortized cost basis of the debt securities.

Based upon this evaluation as of December 31, 2018, management believes we have the ability to generate adequate amounts of cash from our normal operations (e.g., insurance premiums and fees and investment income) to meet cash requirements with a prudent margin of safety without requiring the sale of our temporarily-impaired securities.

As of December 31, 2018, the unrealized losses associated with our corporate bond securities were attributable primarily to widening credit spreads and rising interest rates since purchase.  We performed a detailed analysis of the financial performance of the underlying issuers and determined that we expected to recover the entire amortized cost for each temporarily-impaired security.

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As of December 31, 2018, the unrealized losses associated with our MBS and ABS were attributable primarily to widening credit spreads and rising interest rates since purchase.  We assessed for credit impairment using a cash flow model that incorporates key assumptions including default rates, severities and prepayment rates.  We estimated losses for a security by forecasting the underlying loans in each transaction.  The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable.  Our forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts and other independent market data.  Based upon our assessment of the expected credit losses of the security given the performance of the underlying collateral compared to our subordination or other credit enhancement, we expected to recover the entire amortized cost of each temporarily-impaired security.

As of December 31, 2018, the unrealized losses associated with our hybrid and redeemable preferred securities were attributable primarily to wider credit spreads caused by illiquidity in the market and subordination within the capital structure, as well as credit risk of underlying issuers.  For our hybrid and redeemable preferred securities, we evaluated the financial performance of the underlying issuers based upon credit performance and investment ratings and determined that we expected to recover the entire amortized cost of each temporarily-impaired security.

Changes in the amount of credit loss of OTTI recognized in net income (loss) where the portion related to other factors was recognized in OCI (in millions) on fixed maturity AFS securities were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Balance as of beginning-of-year	$39	$47	$42
Increases attributable to:
Credit losses on securities for which an
OTTI was not previously recognized	-	1	18
Credit losses on securities for which an
OTTI was previously recognized	-	-	2
Decreases attributable to:
Securities sold, paid down or matured	-	(9)	(15)
Balance as of end-of-year	$39	$39	$47

During 2018, there were no credit losses on securities for which an OTTI was not previously recognized.  During 2017 and 2016, we recorded credit losses on securities for which an OTTI was not previously recognized as we determined the cash flows expected to be collected would not be sufficient to recover the entire amortized cost basis of the debt security.  The credit losses we recorded on securities for which an OTTI was not previously recognized were attributable primarily to one or a combination of the following reasons:

•	Failure of the issuer of the security to make scheduled payments;
•	Deterioration of creditworthiness of the issuer;
•	Deterioration of conditions specifically related to the security;
•	Deterioration of fundamentals of the industry in which the issuer operates; and
•	Deterioration of the rating of the security by a rating agency.

We recognize the OTTI attributed to the noncredit portion as a separate component in OCI referred to as unrealized OTTI on fixed maturity AFS securities.

Determination of Credit Losses on Corporate Bonds

As of December 31, 2018 and 2017, we reviewed our corporate bond portfolio for potential shortfalls in contractual principal and interest based on numerous subjective and objective inputs.  The factors used to determine the amount of credit loss for each individual security, include, but are not limited to, near-term risk, substantial discrepancy between book and market value, sector or company-specific volatility, negative operating trends and trading levels wider than peers.

Determination of Credit Losses on MBS and ABS

As of December 31, 2018 and 2017, default rates were projected by considering underlying MBS and ABS loan performance and collateral type.  Projected default rates on existing delinquencies vary depending on loan type and severity of delinquency status.  In addition, we estimate the potential contributions of currently performing loans that may become delinquent in the future based on the change in delinquencies and loan liquidations experienced in the recent history.  Finally, we develop a default rate timing curve by aggregating the defaults for all loans in the pool (delinquent loans, foreclosure and real estate owned and new delinquencies from currently performing loans) and the associated loan-level loss severities.

We use certain available loan characteristics such as lien status, loan sizes and occupancy to estimate the loss severity of loans.  Second lien loans are assigned 100% severity, if defaulted.  For first lien loans, we assume a minimum of 30% severity with higher severity assumed for investor properties and further adjusted by housing price assumptions.  With the default rate timing curve and loan-level severity, we derive the future expected credit losses.

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Mortgage Loans on Real Estate

There were no past due or impaired mortgage loans on real estate as of December 31, 2018 and 2017.

As described in Note 1, we use the loan-to-value and debt-service coverage ratios as credit quality indicators for our mortgage loans on real estate (dollars in millions) as follows:

	As of December 31, 2018			As of December 31, 2017
			Debt-			Debt-
			Service			Service
	Carrying	% of	Coverage	Carrying	% of	Coverage
Loan-to-Value Ratio	Value	Total	Ratio	Value	Total	Ratio
Less than 65%	$784	96.0%	2.70	$728	95.3%	2.78
65% to 74%	33	4.0%	1.42	36	4.7%	1.54
Total mortgage loans on real estate	$817	100.0%		$764	100.0%

Mortgage loans on real estate principally involve commercial real estate.  The commercial loans are geographically diversified throughout the U.S. with the largest concentrations in New York and California, which accounted for 55% and 15%, respectively, as of December 31, 2018 and 64% and 11%, respectively, as of December 31, 2017.

Net Investment Income

The major categories of net investment income (in millions) on our Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Fixed maturity AFS securities	$349	$358	$371
Mortgage loans on real estate	32	30	26
Policy loans	5	18	19
Invested cash	1	1	-
Commercial mortgage loan prepayment
and bond make-whole premiums	7	11	11
Consent fees	-	1	-
Investment income	394	419	427
Investment expense	(3)	(3)	(4)
Net investment income	$391	$416	$423

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Realized Gain (Loss)

Details underlying realized gain (loss) (in millions) reported on our Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Fixed maturity AFS securities: (1)
Gross gains	$1	$-	$4
Gross losses	(8)	(1)	(12)
Gross OTTI	-	(1)	(20)
Associated amortization of DAC, VOBA, DSI and DFEL
and changes in other contract holder funds	(1)	(1)	(1)
Total realized gain (loss) related to certain investments	(8)	(3)	(29)
Realized gain (loss) on the mark-to-market on certain instruments (2)	1	-	-
GLB fees ceded to LNL and attributed fees:
Gross gain (loss)	(10)	(11)	(10)
Associated amortization of DAC, VOBA, DSI and DFEL	(2)	(2)	(2)
Total realized gain (loss)	$(19)	$(16)	$(41)

(1)	These amounts are represented net of related fair value hedging activity. See Note 4 for more information.
(2)	Represents changes in the fair values of certain derivative investments and reinsurance related embedded derivatives.

Details underlying write-downs taken as a result of OTTI (in millions) were as follows:

	For the Years Ended December 31,
	2018	2017	2016
OTTI Recognized in Net Income (Loss)
Fixed maturity AFS securities:
Corporate bonds	$-	$(1)	$(18)
ABS	-	-	(1)
RMBS	-	-	(1)
Gross OTTI recognized in net income (loss)	-	(1)	(20)
Associated amortization of DAC, VOBA, DSI and DFEL	-	-	1
Net OTTI recognized in net income (loss)	$-	$(1)	$(19)

We recognized less than $1 million of OTTI in OCI for the years ended December 31, 2018 and 2017.  We recognized $10 million of gross OTTI in OCI, offset by $3 million for the change in DAC, VOBA, DSI and DFEL, for the year ended December 31, 2016.

Investment Commitments

As of December 31, 2018, our investment commitments were $50 million, which included $45 million of mortgage loans on real estate and $5 million of private placement securities.

Concentrations of Financial Instruments

As of December 31, 2018, our most significant investments in one issuer were our investments in securities issued by the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association with a fair value of $128 million and $77 million, respectively, or 2% and 1%, respectively, of our invested assets portfolio.  As of December 31, 2017, our most significant investments in one issuer were our investments in securities issued by the Federal Home Loan Mortgage Corporation and Ecolab Inc. with a fair value of $124 million and $47 million, respectively, or 1% of our invested assets portfolio.  These concentrations include fixed maturity AFS securities and equity securities.

As of December 31, 2018, our most significant investments in one industry were our investments in securities in the consumer non-cyclical industry and financial services industry with a fair value of $1.2 billion and $1.1 billion, respectively, or 14% and 13%, respectively, of our invested assets portfolio.  As of December 31, 2017, our most significant investments in one industry were our investments in securities in the consumer non-cyclical industry and the utilities industry with a fair value of $1.3 billion and $1.2 billion, respectively, or 14% and 13%, respectively, of our invested assets portfolio.  These concentrations include fixed maturity AFS securities and equity securities.

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Assets on Deposit

The Company had investment assets on deposit with regulatory agencies with a fair value of $15 million as of December 31, 2018 and 2017.

4.  Derivative Instruments

We maintain an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk.  We assess these risks by continually identifying and monitoring changes in our exposures that may adversely affect expected future cash flows and by evaluating hedging opportunities.

Derivative activities are monitored by various management committees.  The committees are responsible for overseeing the implementation of various hedging strategies that are developed through the analysis of financial simulation models and other internal and industry sources.  The resulting hedging strategies are incorporated into our overall risk management strategies.

See Note 1 for a detailed discussion of the accounting treatment for derivative instruments.  See Note 14 for additional disclosures related to the fair value of our derivative instruments.

Interest Rate Contracts

Forward-Starting Interest Rate Swaps

We use forward-starting interest rate swaps to hedge the interest rate exposure within our life products related to the forecasted purchases of certain assets.

Reverse Treasury Locks

We use reverse treasury locks designated and qualifying as cash flow hedges to hedge the interest rate exposure related to the anticipated purchase of fixed-rate securities.  These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Embedded Derivatives

We have embedded derivatives that include:

GLB Reserves Embedded Derivatives

We transfer the majority of the liability for our GWB and GIB features to LNL, who uses a hedging strategy designed to mitigate the risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with these features.  The hedging strategy is designed such that changes in the value of the hedge contracts due to changes in equity markets, interest rates and implied volatilities hedge the income statement effect of changes in embedded derivative GLB reserves caused by those same factors.  The hedge positions are rebalanced based upon changes in these factors as needed.  While we actively manage our hedge positions, these hedge positions may not be totally effective in offsetting changes in the embedded derivative reserve due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments and our ability to purchase hedging instruments at prices consistent with the desired risk and return trade-off.

Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC (“benefit reserves”) and embedded derivatives accounted for under the Derivatives and Hedging and the Fair Value Measurements and Disclosures Topics of the FASB ASC (“embedded derivative reserves”).  We calculate the value of the benefit reserves and embedded derivative reserves based on the specific characteristics of each GLB feature.

Indexed Annuity and Indexed Universal Life Contracts Embedded Derivatives

Our indexed annuity and indexed universal life (“IUL”) contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500 Index®.  Contract holders may elect to rebalance index options at renewal dates, either annually or biannually.  As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees.

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Reinsurance Related Embedded Derivatives

We have certain modified coinsurance (“Modco”) arrangements and coinsurance with funds withheld reinsurance arrangements with embedded derivatives related to the withheld assets of the related funds.  These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements.

We have derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the related credit exposure.  Outstanding derivative instruments with off-balance-sheet risks (in millions) were as follows:

	As of December 31, 2018			As of December 31, 2017
	Notional	Fair Value		Notional	Fair Value
	Amounts	Asset	Liability	Amounts	Asset	Liability
Qualifying Hedges
Cash flow hedges:
Interest rate contracts (1)	$150	$1	$2	$50	$-	$-
Non-Qualifying Hedges
Economic hedges:
Interest rate contracts (1)	100	1	-	-	-	-
Embedded derivatives:
GLB direct (2) (3)	-	-	16	-	21	-
GLB ceded (2) (3)	-	15	-	-	-	21
Reinsurance related (4)	-	12	-	-	14	-
Indexed annuity and IUL contracts (5)	-	-	1	-	-	2
Total derivative instruments	$250	$29	$19	$50	$35	$23

(1)	Reported in derivative investments and other liabilities on our Balance Sheets.
(2)	Reported in other assets on our Balance Sheets.
(3)	Reported in other liabilities on our Balance Sheets.
(4)	Reported in reinsurance related embedded derivatives on our Balance Sheets.
(5)	Reported in future contract benefits on our Balance Sheets.

The maturity of the notional amounts of derivative instruments (in millions) was as follows:

	Remaining Life as of December 31, 2018
	Less Than	1 – 5	6 – 10	11 – 30	Over 30
	1 Year	Years	Years	Years	Years	Total
Interest rate contracts (1)	$45	$105	$-	$-	$100	$250
Total derivative instruments
with notional amounts	$45	$105	$-	$-	$100	$250

(1)	As of December 31, 2018, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was March 2021.

The change in our unrealized gain (loss) on derivative instruments in AOCI (in millions) was as follows:

	For the Years Ended December 31,
	2018	2017	2016
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$1	$-	$-
Other comprehensive income (loss):
Unrealized holding gains (losses) arising during the period:
Cash flow hedges:
Interest rate contracts	(1)	1	-
Balance as of end-of-year	$-	$1	$-

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The gains (losses) on derivative instruments (in millions) recorded within net income (loss) on our Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Non-Qualifying Hedges
Interest rate contracts (1)	$1	$-	$-
Embedded derivatives:
GLB reserves (1)	(1)	-	-
Indexed annuity and IUL contracts (1)	-	-	1
Total derivative instruments	$-	$-	$1

(1)	Reported in realized gain (loss) on our Statements of Comprehensive Income (Loss).

As of December 31, 2018, less than $1 million of the deferred net gains (losses) on derivative instruments in AOCI were expected to be reclassified to earnings during the next 12 months.

Credit Risk

We are exposed to credit losses in the event of non-performance by our counterparties on various derivative contracts and reflect assumptions regarding the credit or Non-Performance Risk (“NPR”).  The NPR is based upon assumptions for each counterparty’s credit spread over the estimated weighted average life of the counterparty exposure, less collateral held.  As of December 31, 2018, the NPR adjustment was less than $1 million.  The credit risk associated with such agreements is minimized by entering into agreements with financial institutions with long-standing, superior performance records.  Additionally, we maintain a policy of requiring derivative contracts to be governed by an International Swaps and Derivatives Association (“ISDA”) Master Agreement.  We are required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements.  A downgrade below these levels could result in termination of derivative contracts, at which time any amounts payable by us would be dependent on the market value of the underlying derivative contracts.  Our ISDA agreements are supported by credit support annexes requiring the parties to collateralize outstanding exposures.  The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in our favor.  As of December 31, 2018 and 2017, our exposure was zero.

The amounts recognized (in millions) by Standard & Poor (“S&P”) credit rating of counterparty, for which we had the right to reclaim cash collateral or were obligated to return cash collateral, were as follows:

	As of December 31, 2018		As of December 31, 2017
	Collateral	Collateral	Collateral	Collateral
	Posted by	Posted by	Posted by	Posted by
S&P	Counter-	LLANY	Counter-	LLANY
Credit	Party	(Held by	Party	(Held by
Rating of	(Held by	Counter-	(Held by	Counter-
Counterparty	LLANY)	Party)	LLANY)	Party)

AA-	$-	$-	$-	$-
A+	-	(1)	-	-
A	-	-	-	-
A-	-	-	-	-
BBB+	-	-	-	-
	$-	$(1)	$-	$-

Balance Sheet Offsetting

As of December 31, 2018 and 2017, the offset on our Balance Sheets associated with our derivative instruments was less than $2 million.  There is no offsetting on our Balance Sheets associated with our embedded derivative instruments.

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5.  Federal Income Taxes

The federal income tax expense (benefit) (in millions) was as follows:

	For the Years Ended December 31,
	2018	2017	2016
Current	$15	$72	$(49)
Deferred	(13)	(222)	119
Federal income tax expense (benefit)	$2	$(150)	$70

A reconciliation of the effective tax rate differences (in millions) was as follows:

	For the Years Ended December 31,
	2018	2017	2016
Tax rate times pre-tax income	$16	$46	$79
Effect of:
Tax-preferred investment income	(3)	(8)	(8)
Tax credits	(1)	(1)	(1)
Goodwill impairment	-	12	-
Deferred tax impact from the Tax Cuts
and Jobs Act	(9)	(197)	-
Other items	(1)	(2)	-
Federal income tax expense (benefit)	$2	$(150)	$70
Effective tax rate	3%	-115%	31%

The effective tax rate is the ratio of tax expense (benefit) over pre-tax income (loss).  Tax-preferred investment income as reflected above relates primarily to the separate account dividends-received deduction, which generated a total tax benefit of $3 million, $8 million and $8 million for the years ended December 31, 2018, 2017 and 2016, respectively.  As a result of the Tax Act, the recorded tax benefit for the separate account dividends-received deduction was lower in our 2018 income tax provision as compared to prior years.

As a result of the enactment of the Tax Act on December 22, 2017, we remeasured our existing deferred tax balances at the 21% marginal corporate income tax rate and recognized a $197 million tax benefit in 2017.  The SEC previously issued rules that allow for a one-year measurement period after the enactment of the Tax Act to finalize calculations and recording of the related tax impacts.  Subsequent to the enactment date, we completed our review of the provisions of the Tax Act, including the impact of the reduction in the U.S. federal corporate income tax rate and the impact of specific life insurance provisions on our financial statements.

We file with a consolidated group; however, we calculate our tax expense (benefit) on a separate company basis.

The federal income tax asset (liability) (in millions) was as follows:

	As of December 31,
	2018	2017
Current	$13	$(3)
Deferred	(211)	(313)
Total federal income tax asset (liability)	$(198)	$(316)

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Significant components of our deferred tax assets and liabilities (in millions) were as follows:

	As of December 31,
	2018	2017
Deferred Tax Assets
Investment activity	$-	$2
Other	1	1
Total deferred tax assets	$1	$3
Deferred Tax Liabilities
DAC	$57	$54
VOBA	39	39
Net unrealized gain on AFS securities	17	136
Future contract benefits and other contract holder funds	93	78
Other	6	9
Total deferred tax liabilities	$212	$316
Net deferred tax asset (liability)	$(211)	$(313)

Although realization is not assured, management believes that it is more likely than not that we will realize the benefits of our deferred tax assets, and, accordingly, no valuation allowance has been recorded.

We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense.  As of December 31, 2018 and 2017, we did not have any material unrecognized tax benefits; therefore, we did not have any related accrued interest and penalty expense.  Additionally, for the years ended December 31, 2018, 2017 and 2016, we did not recognize any interest and penalty expense related to uncertain tax positions.  We are not aware of any events for which it is likely that unrecognized tax benefits will significantly increase or decrease within the next year.

We are subject to examination by U.S. federal, state, local and non-U.S. income authorities.  We are currently not under examination by the Internal Revenue Service; however, tax years 2015 and forward remain open under the applicable statute of limitations.  We are currently under examination by several state and local taxing jurisdictions; however, we do not expect these examinations will materially impact our results.

6.  DAC, VOBA, DSI and DFEL

Changes in DAC (in millions) were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Balance as of beginning-of-year	$372	$386	$439
Deferrals	31	53	54
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(40)	(46)	(54)
Unlocking	(28)	4	(15)
Adjustment related to realized gains (losses)	(3)	(3)	-
Adjustment related to unrealized gains (losses)	60	(22)	(38)
Balance as of end-of-year	$392	$372	$386

Changes in VOBA (in millions) were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Balance as of beginning-of-year	$187	$225	$137
Amortization:
Amortization, excluding unlocking	(33)	(34)	(33)
Unlocking	(13)	4	72
Accretion of interest (1)	12	13	10
Adjustment related to unrealized gains (losses)	33	(21)	39
Balance as of end-of-year	$186	$187	$225

(1)	The interest accrual rates utilized to calculate the accretion of interest ranged from 5.7% to 6.6%.

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Estimated future amortization of VOBA, net of interest (in millions), as of December 31, 2018, was as follows:

2019	$22
2020	21
2021	20
2022	18
2023	16

Changes in DSI (in millions) were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Balance as of beginning-of-year	$8	$9	$10
Deferrals	1	1	-
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(2)	(2)	(1)
Balance as of end-of-year	$7	$8	$9

Changes in DFEL (in millions) were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Balance as of beginning-of-year	$129	$131	$125
Deferrals	23	23	23
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(6)	(11)	(20)
Unlocking	(13)	(1)	(1)
Adjustment related to realized (gains) losses	(1)	(1)	2
Adjustment related to unrealized (gains) losses	27	(12)	2
Balance as of end-of-year	$159	$129	$131

7.  Reinsurance

The following summarizes reinsurance amounts (in millions) recorded on our Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2018	2017	2016
Direct insurance premiums and fee income	$679	$673	$660
Reinsurance ceded	(184)	(179)	(174)
Total insurance premiums and fee income	$495	$494	$486

Direct insurance benefits	$595	$525	$494
Reinsurance recoveries netted against benefits	(231)	(191)	(200)
Total benefits	$364	$334	$294

We cede insurance to other companies.  The portion of our life insurance and annuity risks exceeding our retention limit is reinsured with other insurers.  We seek reinsurance coverage to limit our exposure to mortality losses and to enhance our capital management.  As discussed in Note 17, a portion of this reinsurance activity is with affiliated companies.

As of December 31, 2018, the policy for our reinsurance program was to retain up to $20 million on a single insured life.  As the amount we retain varies by policy, we reinsured approximately 40% of the mortality risk on newly issued life insurance contracts in 2018.  Approximately 40% and 41% of our total individual life in-force amount was reinsured as of December 31, 2018 and 2017, respectively.  Portions of our variable and deferred annuity business have been reinsured on a Modco basis with other companies to limit our exposure to interest rate risks.  As of December 31, 2018 and 2017, the reserves associated with these reinsurance arrangements totaled $3 million.

We focus on obtaining reinsurance from a diverse group of reinsurers, and we monitor concentration as well as financial strength ratings of our reinsurers.  Reinsurance contracts do not relieve an insurer from its primary obligation to policyholders.  Therefore, the failure of a reinsurer to discharge its reinsurance obligations could result in a loss to us.  We regularly evaluate the financial condition of our reinsurers and monitor concentrations of credit risk related to reinsurance activities.  Our amounts recoverable from reinsurers represent receivables from and reserves ceded to reinsurers.  The amounts recoverable from reinsurers were $527 million and $420 million as of December 31, 2018 and 2017, respectively.

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8.  Goodwill and Specifically Identifiable Intangible Assets

The changes in the carrying amount of goodwill (in millions) by reportable segment were as follows:

	For the Year Ended December 31, 2018
	Gross	Accumulated
	Goodwill	Impairment		Net
	as of	as of		Goodwill
	Beginning-	Beginning-		as of End-
	of-Year	of-Year	Impairment	of-Year
Annuities	$26	$-	$-	$26
Life Insurance	136	(136)	-	-
Total goodwill	$162	$(136)	$-	$26

	For the Year Ended December 31, 2017
	Gross	Accumulated
	Goodwill	Impairment		Net
	as of	as of		Goodwill
	Beginning-	Beginning-		as of End-
	of-Year	of-Year	Impairment	of-Year
Annuities	$26	$-	$-	$26
Life Insurance	136	(102)	(34)	-
Total goodwill	$162	$(102)	$(34)	$26

The fair values of our reporting units (Level 3 fair value estimates) are comprised of the value of in-force (i.e., existing) business and the value of new business.  Specifically, new business is representative of cash flows and profitability associated with policies or contracts we expect to issue in the future, reflecting our forecasts of future sales volume and product mix over a 10-year period.  To determine the values of in-force and new business, we use a discounted cash flows technique that applies a discount rate reflecting the market expected, weighted-average rate of return adjusted for the risk factors associated with operations to the projected future cash flows for each reporting unit.

As of October 1, 2018, we performed our annual quantitative goodwill impairment test for our reporting unit, and the fair value was in excess of the reporting unit’s carrying value for Annuities.

As of October 1, 2017, the date of our annual quantitative assessment of goodwill, our Annuities reporting unit had a fair value that exceeded its carrying value.  Our early adoption of ASU 2017-04, “Simplifying the Test for Goodwill Impairment,” resulted in impairment of the Life Insurance reporting unit goodwill of $34 million during the fourth quarter of 2017 driven primarily from the impact of the December 22, 2017, enactment of the Tax Act that increased the carrying value of the Life Insurance reporting unit in excess of its fair value, bringing the Life Insurance goodwill to zero as of December 31, 2017.

The gross carrying amounts and accumulated amortization (in millions) for our major specifically identifiable intangible asset class by reportable segment were as follows:

	As of December 31, 2018		As of December 31, 2017
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Life Insurance:
Sales force	$7	$4	$7	$3

Future estimated amortization of the specifically identifiable intangible assets was immaterial as of December 31, 2018.

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9.  Guaranteed Benefit Features

Information on the GDB features outstanding (dollars in millions) was as follows:

	As of December 31,
	2018 (1)	2017 (1)
Return of Net Deposits
Total account value	$4,316	$4,521
Net amount at risk (2)	55	2
Average attained age of contract holders	63 years	62 years

Minimum Return
Average attained age of contract holders	88 years	87 years
Guaranteed minimum return	5%	5%

Anniversary Contract Value
Total account value	$1,166	$1,312
Net amount at risk (2)	96	4
Average attained age of contract holders	69 years	68 years

(1)    Our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.

(2)    Represents the amount of death benefit in excess of the account balance that is subject to market fluctuations.

The determination of GDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience.  The following summarizes the balances of and changes in the liabilities for GDBs (in millions), which were recorded in future contract benefits on our Balance Sheets:

	For the Years Ended December 31,
	2018	2017	2016
Balance as of beginning-of-year	$3	$3	$3
Changes in reserves	3	-	1
Benefits paid	-	-	(1)
Balance as of end-of-year	$6	$3	$3

Variable Annuity Contracts

Account balances of variable annuity contracts, including those with guarantees, (in millions) were invested in separate account investment options as follows:

	As of December 31,
	2018	2017
Asset Type
Domestic equity	$2,079	$2,235
International equity	733	817
Fixed income	1,743	1,833
Total	$4,555	$4,885

Percent of total variable annuity
separate account values	91%	91%

Secondary Guarantee Products

Future contract benefits and other contract holder funds include reserves for our secondary guarantee products sold through our Life Insurance segment.  Reserves on UL and VUL products with secondary guarantees represented 32% of total life insurance in-force reserves as of December 31, 2018 and 2017.

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10.  Contingencies and Commitments

Contingencies

Regulatory and Litigation Matters

Regulatory bodies, such as state insurance departments, the Securities and Exchange Commission, Financial Industry Regulatory Authority and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws and unclaimed property laws.

From time to time we may have various pending or threatened legal or regulatory proceedings, including purported class actions, arising from the conduct of business both in the ordinary course and otherwise.  In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought.  Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief.  Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court.  In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding verdicts obtained in the jurisdiction for similar matters.  This variability in pleadings, together with the actual experiences of LLANY in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

Due to the unpredictable nature of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time is normally difficult to ascertain.  Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal.  Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

We establish liabilities for litigation and regulatory loss contingencies when information related to the loss contingencies shows both that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated.  It is possible that some matters could require us to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2018.  While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on LLANY’s financial condition.

Hanks v. The Lincoln Life and Annuity Company of New York and Voya Retirement Insurance and Annuity Company (“Voya”), filed in the U.S. District Court for the Southern District of New York, No. 1:16-cv-6399, is a putative class action that was served on LLANY on August 12, 2016.  Plaintiff owns a universal life policy originally issued by Aetna (now Voya) and alleges that (i) Voya breached the terms of the policy when it increased non-guaranteed cost of insurance rates on Plaintiff’s policy; and (ii) LLANY, as reinsurer and administrator of Plaintiff’s policy, engaged in wrongful conduct related to the cost of insurance increase and was unjustly enriched as a result.  Plaintiff seeks to represent all owners of Aetna life insurance policies that were subject to non-guaranteed cost of insurance rate increases in 2016 and seeks damages on their behalf.  We are vigorously defending this matter.

Commitments

Vulnerability from Concentrations

As of December 31, 2018, we did not have a concentration of business transactions with a particular customer or lender or sources of supply of labor or services used in the business.  However, we do have a concentration in a market and geographic area in which business is conducted.  For the years ended December 31, 2018 and 2017, 89% and 91%, respectively, of the premiums, on the basis of statutory accounting principles (“SAP”), were generated in New York.

Other Contingency Matters

State guaranty funds assess insurance companies to cover losses to contract holders of insolvent or rehabilitated companies.  Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states.  We have accrued for expected assessments and the related reductions in future state premium taxes, which net to assessments (recoveries) of $(3) million and $(5) million as of December 31, 2018 and 2017, respectively.

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11.  Shares and Stockholder’s Equity

All authorized and issued shares of LLANY are owned by LNL.

AOCI

The following summarizes the components and changes in AOCI (in millions):

	For the Years Ended December 31,
	2018	2017	2016
Unrealized Gain (Loss) on AFS Securities
Balance as of beginning-of-year	$310	$173	$93
Cumulative effect from adoption of new accounting standards	62	-	-
Unrealized holding gains (losses) arising during the year	(573)	242	95
Change in DAC, VOBA, DSI, future contract benefits and other contract holder funds	114	(44)	1
Income tax benefit (expense)	95	(63)	(35)
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	(7)	(2)	(28)
Associated amortization of DAC, VOBA, DSI and DFEL	(1)	(1)	(2)
Income tax benefit (expense)	3	1	11
Balance as of end-of-year	$13	$310	$173
Unrealized OTTI on AFS Securities
Balance as of beginning-of-year	$7	$5	$(1)
(Increases) attributable to:
Gross OTTI recognized in OCI during the year	-	-	(10)
Change in DAC, VOBA, DSI and DFEL	-	-	3
Income tax benefit (expense)	1	-	2
Decreases attributable to:
Changes in fair value, sales, maturities or other settlements of AFS securities	(1)	5	12
Change in DAC, VOBA, DSI and DFEL	-	(1)	1
Income tax benefit (expense)	-	(2)	(2)
Balance as of end-of-year	$7	$7	$5
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$1	$1	$1
Unrealized holding gains (losses) arising during the year	(1)	-	-
Income tax benefit (expense)	-	-	-
Balance as of end-of-year	$-	$1	$1

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The following summarizes the reclassifications out of AOCI (in millions) and the associated line item in the Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2018	2017	2016

Unrealized Gain (Loss) on AFS Securities
Gross reclassification	$(7)	$(2)	$(28)	Total realized gain (loss)
Associated amortization of DAC,
VOBA, DSI and DFEL	(1)	(1)	(2)	Total realized gain (loss)
Reclassification before income				Income (loss) from continuing
tax benefit (expense)	(8)	(3)	(30)	operations before taxes
Income tax benefit (expense)	3	1	11	Federal income tax expense (benefit)
Reclassification, net of income tax	$(5)	$(2)	$(19)	Net income (loss)

Unrealized OTTI on AFS Securities
Gross reclassification	$-	$-	$1	Total realized gain (loss)
Change in DAC, VOBA, DSI and DFEL	-	-	-	Total realized gain (loss)
Reclassification before income				Income (loss) from continuing
tax benefit (expense)	-	-	1	operations before taxes
Income tax benefit (expense)	-	-	-	Federal income tax expense (benefit)
Reclassification, net of income tax	$-	$-	$1	Net income (loss)

12.  Commissions and Other Expenses

Details underlying commissions and other expenses (in millions) were as follows:

	For the Years Ended December 31,
	2018	2017	2016
Commissions	$62	$77	$77
General and administrative expenses	65	80	82
Expenses associated with reserve financing and unrelated letters of credit	13	10	5
DAC and VOBA deferrals and interest, net of amortization	71	6	(34)
Taxes, licenses and fees	22	21	17
Total	$233	$194	$147

13.  Statutory Information and Restrictions

We prepare financial statements in accordance with SAP prescribed or permitted by the New York State Department of Financial Services, which may vary materially from GAAP.

Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”) as well as state laws, regulations and administrative rules.  Permitted SAP encompasses all accounting practices not so prescribed.  The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.

We are subject to the applicable laws and regulations of our state of domicile.  Changes in these laws and regulations could change capital levels or capital requirements for the Company.

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Specified statutory information (in millions) was as follows:

	As of December 31,
	2018	2017
U.S. capital and surplus	$1,118	$1,187

	For the Years Ended December 31,
	2018	2017	2016
U.S. net gain (loss) from operations, after-tax	$85	$238	$395
U.S. net income (loss)	80	237	379

Comparison of 2018 to 2017

Statutory net income (loss) decreased due primarily to increased reserve strain on certain life and annuity products partially offset by decreased taxes incurred as a result of the Tax Act.

Comparison of 2017 to 2016

Statutory net income (loss) decreased due primarily to increased reserve strain on certain annuity products and increased taxes incurred related to reinsurance transactions, partially offset by increased ceded commission allowances and higher fees on separate accounts.

Our state of domicile, New York, has adopted certain prescribed accounting practices that differ from those found in NAIC SAP.  These prescribed practices include the use of a more conservative valuation interest rate on certain annuities.

The favorable (unfavorable) effect on statutory surplus compared to NAIC statutory surplus from the use of this prescribed practice (in millions) was as follows:

	As of December 31,
	2018	2017
State Prescribed Practices
Conservative valuation rate on certain annuities	$(3)	$(2)

The New York State Department of Financial Services did not recognize the NAIC revisions to Actuarial Guideline 38 in applying the New York law governing the reserves to be held for UL and VUL products containing secondary guarantees. The change, which was effective as of December 31, 2013, impacted the Company.  Although the Company discontinued the sale of these products in early 2013, the change affected those policies previously sold.  As a result, we phased in an increase in reserves over five years, from 2013 to 2017, resulting in a total increase of $450 million.

The NAIC has adopted risk-based capital (“RBC”) requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks.  The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile.  Under RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the NAIC, to its company action level of RBC (known as the “RBC ratio”), also as defined by the NAIC.  The company action level may be triggered if the RBC ratio is between 75% and 100%, which would require the insurer to submit a plan to the regulator detailing corrective action it proposes to undertake.  As of December 31, 2018, the Company’s RBC ratio was in excess of nine times the aforementioned company action level.

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to LNL.  Under New York laws and regulations, we may pay dividends to LNL without prior approval of the Superintendent of the New York State Department of Financial Services provided such dividend, along with all other dividends paid within the preceding 12 consecutive months, would not exceed the statutory limitation.  The current statutory limitation is the lesser of 10% of surplus to contract holders as of the immediately preceding calendar year or net gain from operations for the immediately preceding calendar year, not including realized capital gains.  We expect that we could pay dividends of $85 million in 2019 without New York Department of Insurance approval.

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14.  Fair Value of Financial Instruments

The carrying values and estimated fair values of our financial instruments (in millions) were as follows:

	As of December 31, 2018		As of December 31, 2017
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets
AFS securities:
Fixed maturity securities	$7,280	$7,280	$7,813	$7,813
Equity securities	-	-	2	2
Equity securities	2	2	-	-
Mortgage loans on real estate	817	811	764	773
Other investments	1	1	-	-
Cash and invested cash	31	31	65	65
Reinsurance related embedded derivatives	12	12	14	14
Other assets:
GLB direct embedded derivatives	-	-	21	21
GLB ceded embedded derivatives	15	15	-	-
Separate account assets	6,028	6,028	6,357	6,357

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(1)	(1)	(2)	(2)
Other contract holder funds:
Remaining guaranteed interest and similar contracts	(29)	(29)	(34)	(34)
Account values of certain investment contracts	(1,234)	(1,370)	(1,281)	(1,499)
Other liabilities:
Short-term debt	(49)	(49)	-	-
GLB direct embedded derivatives	(16)	(16)	-	-
GLB ceded embedded derivatives	-	-	(21)	(21)

Valuation Methodologies and Associated Inputs for Financial Instruments Not Carried at Fair Value

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value on our Balance Sheets.  Considerable judgment is required to develop these assumptions used to measure fair value.  Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

Mortgage Loans on Real Estate

The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income.  The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt-service coverage, loan-to-value, quality of tenancy, borrower and payment record.  The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s market price or the fair value of the collateral if the loan is collateral dependent.  The inputs used to measure the fair value of our mortgage loans on real estate are classified as Level 2 within the fair value hierarchy.

Other Investments

The carrying value of our assets classified as other investments approximates fair value and includes cash collateral receivables. The inputs used to measure the fair value of these assets are classified as Level 2 within the fair value hierarchy.

Other Contract Holder Funds

Other contract holder funds include remaining guaranteed interest and similar contracts and account values of certain investment contracts.  The fair value for the remaining guaranteed interest and similar contracts is estimated using discounted cash flow calculations as of the balance sheet date.  These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.  As of December 31, 2018 and 2017, the remaining guaranteed interest and similar contracts carrying value approximated fair value.  The fair value of the account values of certain investment contracts is based on their approximate surrender value as of the balance sheet date.  The inputs used to measure the fair value of our other contract holder funds are classified as Level 3 within the fair value hierarchy.

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Short-Term Debt

The carrying value of short-term debt approximates fair value.  The inputs used to measure the fair value of our short-term debt are classified as Level 2 within the fair value hierarchy.

Financial Instruments Carried at Fair Value

We did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2018 or 2017, and we noted no changes in our valuation methodologies between these periods. The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the fair value hierarchy levels described above:

	As of December 31, 2018
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$6,275	$63	$6,338
ABS	-	84	-	84
U.S. government bonds	18	-	-	18
Foreign government bonds	-	33	2	35
RMBS	-	300	-	300
CMBS	-	16	-	16
CLOs	-	19	-	19
State and municipal bonds	-	421	-	421
Hybrid and redeemable preferred securities	-	47	2	49
Equity securities	2	-	-	2
Derivative investments (1)	-	-	2	2
Cash and invested cash	-	31	-	31
Reinsurance related embedded derivatives	-	12	-	12
Other assets – GLB ceded embedded derivatives	-	-	15	15
Separate account assets	39	5,989	-	6,028
Total assets	$59	$13,227	$84	$13,370

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(1)	$(1)
Other liabilities:
Derivative liabilities (1)	-	-	(2)	(2)
GLB direct embedded derivatives	-	-	(16)	(16)
Total liabilities	$-	$-	$(19)	$(19)

37

	As of December 31, 2017
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$6,776	$89	$6,865
ABS	-	94	1	95
U.S. government bonds	23	-	-	23
Foreign government bonds	-	35	2	37
RMBS	-	283	5	288
CMBS	-	18	-	18
CLOs	-	19	5	24
State and municipal bonds	-	411	-	411
Hybrid and redeemable preferred securities	-	50	2	52
Equity AFS securities	2	-	-	2
Cash and invested cash	-	65	-	65
Reinsurance related embedded derivatives	-	14	-	14
Other assets – GLB direct embedded derivatives	-	-	21	21
Separate account assets	49	6,308	-	6,357
Total assets	$74	$14,073	$125	$14,272

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(2)	$(2)
Other liabilities – GLB ceded embedded derivatives	-	-	(21)	(21)
Total liabilities	$-	$-	$(23)	$(23)

(1)	Derivative investment assets and liabilities are presented within the fair value hierarchy on a gross basis by derivative type and not on a master netting basis by counterparty.

38

The following summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy.  This summary excludes any effect of amortization of DAC, VOBA, DSI and DFEL.  The gains and losses below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology.

	For the Year Ended December 31, 2018
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other	Net	Net (1)	Value
Investments: (2)
Fixed maturity AFS securities:
Corporate bonds	$89	$5	$(12)	$(19)	$-	$63
ABS	1	-	-	-	(1)	-
Foreign government bonds	2	-	-	-	-	2
RMBS	5	-	-	-	(5)	-
CLOs	5	-	-	-	(5)	-
Hybrid and redeemable
preferred securities	2	-	-	-	-	2
Other assets: (3)
GLB direct embedded derivatives	21	(21)	-	-	-	-
GLB ceded embedded derivatives	-	15	-	-	-	15
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (3)	(2)	-	-	1	-	(1)
Other liabilities: (3)
GLB direct embedded derivatives	-	(16)	-	-	-	(16)
GLB ceded embedded derivatives	(21)	21	-	-	-	-
Total, net	$102	$4	$(12)	$(18)	$(11)	$65

	For the Year Ended December 31, 2017
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other	Net	Net (1)	Value
Investments: (2)
Fixed maturity AFS securities:
Corporate bonds	$72	$3	$7	$(8)	$15	$89
ABS	1	-	-	-	-	1
Foreign government bonds	2	-	-	-	-	2
RMBS	-	-	-	7	(2)	5
CLOs	-	-	-	7	(2)	5
Hybrid and redeemable
preferred securities	2	-	-	-	-	2
Other assets: (3)
GLB direct embedded derivatives	-	21	-	-	-	21
GLB ceded embedded derivatives	38	(38)	-	-	-	-
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (3)	(1)	(1)	-	-	-	(2)
Other liabilities: (3)
GLB direct embedded derivatives	(38)	38	-	-	-	-
GLB ceded embedded derivatives	-	(21)	-	-	-	(21)
Total, net	$76	$2	$7	$6	$11	$102

39

	For the Year Ended December 31, 2016
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other	Net	Net (1)	Value
Investments: (2)
Fixed maturity AFS securities:
Corporate bonds	$62	$5	$2	$3	$-	$72
ABS	-	-	-	-	1	1
Foreign government bonds	2	-	-	-	-	2
RMBS	-	-	-	7	(7)	-
CMBS	1	-	-	(1)	-	-
CLOs	11	-	-	10	(21)	-
Hybrid and redeemable
preferred securities	2	-	-	-	-	2
Other assets – GLB ceded
embedded derivatives (3)	71	(33)	-	-	-	38
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (3)	(2)	1	-	-	-	(1)
Other liabilities – GLB direct
embedded derivatives (3)	(71)	33	-	-	-	(38)
Total, net	$76	$6	$2	$19	$(27)	$76

(1)

Transfers into or out of Level 3 for AFS securities are reported at amortized cost as of the beginning-of-year.  The difference between beginning-of-year amortized cost and beginning-of-year fair value was included in OCI and earnings, respectively, in the prior years.

(2)

Amortization and accretion of premiums and discounts are included in net investment income on our Statements of Comprehensive Income (Loss).  Gains (losses) from sales, maturities, settlements and calls and OTTI are included in realized gain (loss) on our Statements of Comprehensive Income (Loss).

(3)	Gains (losses) from sales, maturities, settlements and calls are included in realized gain (loss) on our Statements of Comprehensive Income (Loss).

The following provides the components of the items included in issuances, sales, maturities, settlements and calls, net, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, (in millions) as reported above:

	For the Year Ended December 31, 2018
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$(11)	$-	$(1)	$(7)	$(19)
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	-	-	-	1	-	1
Total, net	$-	$(11)	$-	$-	$(7)	$(18)

	For the Year Ended December 31, 2017
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$1	$(5)	$-	$(1)	$(3)	$(8)
RMBS	7	-	-	-	-	7
CLOs	7	-	-	-	-	7
Total, net	$15	$(5)	$-	$(1)	$(3)	$6

40

	For the Year Ended December 31, 2016
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$13	$-	$-	$(1)	$(9)	$3
RMBS	7	-	-	-	-	7
CMBS	-	(1)	-	-	-	(1)
CLOs	10	-	-	-	-	10
Total, net	$30	$(1)	$-	$(1)	$(9)	$19

The following summarizes changes in unrealized gains (losses) included in net income, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

	For the Years Ended December 31,
	2018	2017	2016
Embedded derivatives:
Other assets – GLB direct and ceded	$(7)	$86	$54
Other liabilities – GLB direct and ceded	7	(86)	(54)
Total, net (1)	$-	$-	$-

(1)	Included in realized gain (loss) on our Statements of Comprehensive Income (Loss).

The following provides the components of the transfers into and out of Level 3 (in millions) as reported above:

	For the Year Ended December 31, 2018
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
ABS	$-	$(1)	$(1)
RMBS	-	(5)	(5)
CLOs	-	(5)	(5)
Total, net	$-	$(11)	$(11)

	For the Year Ended December 31, 2017
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$15	$-	$15
RMBS	-	(2)	(2)
CLOs	3	(5)	(2)
Total, net	$18	$(7)	$11

41

	For the Year Ended December 31, 2016
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$16	$(16)	$-
ABS	1	-	1
RMBS	-	(7)	(7)
CLOs	-	(21)	(21)
Total, net	$17	$(44)	$(27)

Transfers into and out of Level 3 are generally the result of observable market information on a security no longer being available or becoming available to our pricing vendors.  For the years ended December 31, 2018, 2017 and 2016, transfers in and out of Level 3 were attributable primarily to the securities’ observable market information no longer being available or becoming available.  Transfers into and out of Levels 1 and 2 are generally the result of a change in the type of input used to measure the fair value of an asset or liability at the end of the reporting period.  When quoted prices in active markets become available, transfers from Level 2 to Level 1 will result.  When quoted prices in active markets become unavailable, but we are able to employ a valuation methodology using significant observable inputs, transfers from Level 1 to Level 2 will result.  For the years ended December 31, 2018, 2017 and 2016, the transfers between Levels 1 and 2 of the fair value hierarchy were less than $1 million for our financial instruments carried at fair value.

42

The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2018:

	Fair	Valuation	Significant	Assumption or
	Value	Technique	Unobservable Inputs	Input Ranges
Assets
Investments:
Fixed maturity AFS and trading
securities:
Corporate bonds	$55	Discounted cash flow	Liquidity/duration adjustment (1)	1.5%	-	28.6%
Foreign government bonds	2	Discounted cash flow	Liquidity/duration adjustment (1)	2.6%	-	2.6%
Other assets – GLB ceded
embedded derivatives	15	Discounted cash flow	Long-term lapse rate (2)	1%	-	30%
			Utilization of guaranteed withdrawals (3)	85%	-	100%
			Claims utilization factor (4)	60%	-	100%
			Premiums utilization factor (4)	80%	-	115%
			NPR (5)	0.03%	-	0.41%
			Mortality rate (6)			(8)
			Volatility (7)	1%	-	29%
Liabilities
Future contract benefits – indexed
annuity and IUL contracts
embedded derivatives	(1)	Discounted cash flow	Lapse rate (2)	1%	-	9%
			Mortality rate (6)			(8)
Other liabilities – GLB direct
embedded derivatives	(16)	Discounted cash flow	Long-term lapse rate (2)	1%	-	30%
			Utilization of guaranteed withdrawals (3)	85%	-	100%
			Claims utilization factor (4)	60%	-	100%
			Premiums utilization factor (4)	80%	-	115%
			NPR (5)	0.03%	-	0.41%
			Mortality rate (6)			(8)
			Volatility (7)	1%	-	29%

(1)

The liquidity/duration adjustment input represents an estimated market participant composite of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

(2)

The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits.  The range for indexed annuity and IUL contracts represents the lapse rates during the surrender charge period.

(3)	The utilization of guaranteed withdrawals input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.
(4)

The utilization factors are applied to the present value of claims or premiums, as appropriate, in the GLB reserve calculation to estimate the impact of inefficient withdrawal behavior, including taking less than or more than the maximum guaranteed withdrawal.

(5)	The NPR input represents the estimated additional credit spread that market participants would apply to the market observable discount rate when pricing a contract.
(6)	The mortality rate input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as gender, will die.
(7)

The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed-income assets.  Fair value of the variable annuity GLB embedded derivatives would increase if higher volatilities were used for valuation.

(8)	The mortality rate is based on a combination of company and industry experience, adjusted for improvement factors.

From the table above, we have excluded Level 3 fair value measurements obtained from independent, third-party pricing sources.  We do not develop the significant inputs used to measure the fair value of these assets and liabilities, and the information regarding the significant inputs is not readily available to us.  Independent broker-quoted fair values are non-binding quotes developed by market makers or broker-dealers obtained from third-party sources recognized as market participants.  The fair value of a broker-quoted asset or liability is based solely on the receipt of an updated quote from a single market maker or a broker-dealer recognized as a market participant as we do not adjust broker quotes when used as the fair value measurement for an asset or liability.  Significant increases or decreases in any of the quotes received from a third-party broker-dealer may result in a significantly higher or lower fair value measurement.

43

Changes in any of the significant inputs presented in the table above may result in a significant change in the fair value measurement of the asset or liability as follows:

•	Investments – An increase in the liquidity/duration adjustment input would result in a decrease in the fair value measurement.
•

Indexed annuity and IUL contracts embedded derivatives – For direct embedded derivatives, an increase in the lapse rate or mortality rate inputs would result in a decrease in the fair value measurement.

•

GLB embedded derivatives – Assuming our GLB direct embedded derivatives are in a liability position:  an increase in our lapse rate, NPR or mortality rate inputs would result in a decrease in the fair value measurement; and an increase in the utilization of guaranteed withdrawal or volatility inputs would result in an increase in the fair value measurement.

For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

As part of our ongoing valuation process, we assess the reasonableness of our valuation techniques or models and make adjustments as necessary.  For more information, see “Summary of Significant Accounting Policies” above.

15.  Segment Information

We provide products and services and report results through our Annuities, Retirement Plan Services, Life Insurance and Group Protection segments.  We also have Other Operations, which includes the financial data for operations that are not directly related to the business segments.  Our reporting segments reflect the manner by which our chief operating decision makers view and manage the business.  The following is a brief description of these segments and Other Operations.

The Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering fixed (including indexed) and variable annuities.

The Retirement Plan Services segment provides employer-sponsored defined benefit and individual retirement accounts, as well as individual and group variable annuities, group fixed annuities and mutual-fund based programs in the retirement plan marketplace.

The Life Insurance segment focuses in the creation and protection of wealth through life insurance products, including term insurance, a linked-benefit product (which is a UL policy linked with riders that provide for long-term care costs), indexed UL and both single and survivorship versions of UL and VUL, including corporate-owned UL and VUL insurance and bank-owned UL and VUL insurance products.

The Group Protection segment offers group non-medical insurance products, including short and long-term disability, absence management services, term life, dental, vision and accident and critical illness benefits and services to the employer marketplace through various forms of employee-paid and employer-paid plans.

Other Operations includes investments related to our excess capital; other corporate investments; benefit plan net liability; and the results of certain disability income business.

Segment operating revenues and income (loss) from operations are internal measures used by our management and Board of Directors to evaluate and assess the results of our segments.  Income (loss) from operations is GAAP net income excluding the after-tax effects of the following items, as applicable:

•	Realized gains and losses associated with the following (“excluded realized gain (loss)”):
▪	Sales or disposals and impairments of securities;
▪	Changes in the fair value of embedded derivatives within certain reinsurance arrangements;
▪	GLB rider fees ceded to LNL;
▪	The net valuation premium of the GLB attributed rider fees; and
▪	Changes in the fair value of equity securities;
•	Income (loss) from reserve changes, net of related amortization, on business sold through reinsurance;
•	Gains (losses) on early extinguishment of debt;
•	Losses from the impairment of intangible assets;
•	Income (loss) from discontinued operations;
•	Acquisition and integration costs related to mergers and acquisitions; and
•	Income (loss) from the initial adoption of new accounting standards, regulations, and policy changes including the net impact from the Tax Cuts and Jobs Act. 44

Operating revenues represent GAAP revenues excluding the pre-tax effects of the following items, as applicable:

•	Excluded realized gain (loss);
•	Revenue adjustments from the initial adoption of new accounting standards;
•	Amortization of DFEL arising from changes in GDB and GLB benefit ratio unlocking; and
•	Amortization of deferred gains arising from reserve changes on business sold through reinsurance.

We use our prevailing corporate federal income tax rates of 21% and 35%, where applicable, while taking into account any permanent differences for events recognized differently in our financial statements and federal income tax returns when reconciling our segment measures of performance to the GAAP measures presented in our results of operations.  Operating revenues and income (loss) from operations do not replace revenues and net income as the GAAP measures of our results of operations.

Segment information (in millions) was as follows:

	For the Years Ended December 31,
	2018	2017	2016
Revenues
Operating revenues:
Annuities	$167	$170	$164
Retirement Plan Services	69	67	66
Life Insurance	548	572	597
Group Protection	82	81	80
Other Operations	30	30	10
Excluded realized gain (loss), pre-tax	(29)	(25)	(49)
Total revenues	$867	$895	$868

	For the Years Ended December 31,
	2018	2017	2016
Net Income (Loss)
Income (loss) from operations:
Annuities	$58	$54	$47
Retirement Plan Services	4	2	3
Life Insurance	8	57	131
Group Protection	(8)	2	2
Other Operations	23	20	5
Excluded realized gain (loss), after-tax	(23)	(17)	(32)
Net impact from the Tax Cuts and Jobs Act	9	197	-
Impairment of intangibles, after-tax	-	(34)	-
Net income (loss)	$71	$281	$156

45

	For the Years Ended December 31,
	2018	2017	2016
Net Investment Income
Annuities	$37	$41	$49
Retirement Plan Services	60	58	59
Life Insurance	256	279	295
Group Protection	8	8	10
Other Operations	30	30	10
Total net investment income	$391	$416	$423

	For the Years Ended December 31,
	2018	2017	2016
Amortization of DAC and VOBA, Net of Interest
Annuities	$16	$19	$17
Retirement Plan Services	1	1	1
Life Insurance	84	36	(3)
Group Protection	2	3	5
Total amortization of DAC and VOBA, net of interest	$103	$59	$20

	For the Years Ended December 31,
	2018	2017	2016
Federal Income Tax Expense (Benefit)
Annuities	$11	$14	$12
Retirement Plan Services	-	-	1
Life Insurance	1	30	70
Group Protection	(2)	1	1
Other Operations	7	11	3
Excluded realized gain (loss)	(6)	(9)	(17)
Net impact from the Tax Cuts and Jobs Act	(9)	(197)	-
Total federal income tax expense (benefit)	$2	$(150)	$70

	As of December 31,
	2018	2017
Assets
Annuities	$5,790	$6,138
Retirement Plan Services	2,305	2,305
Life Insurance	8,356	8,626
Group Protection	156	157
Other Operations	726	808
Total assets	$17,333	$18,034

16.  Supplemental Disclosures of Cash Flow Data

The following summarizes our supplemental cash flow data (in millions):

	For the Years Ended December 31,
	2018	2017	2016
Income taxes paid (received)	$27	$61	$(21)

46

17.  Transactions with Affiliates

The following summarizes transactions with affiliates (in millions) and the associated line item on our Balance Sheets:

	As of December 31,
	2018	2017
Assets with affiliates:
Ceded reinsurance contracts	$131	$57	Reinsurance recoverables
Ceded reinsurance contracts	12	14	Reinsurance related embedded derivatives
Ceded reinsurance contracts	24	9	Other assets
Service agreement receivable	27	15	Other assets

Liabilities with affiliates:
Inter-company short-term debt	49	-	Other liabilities
Ceded reinsurance contracts	1	24	Other liabilities
Service agreement payable	1	-	Other liabilities

The following summarizes transactions with affiliates (in millions) and the associated line item on our Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2018	2017	2016
Revenues with affiliates:
Premiums received on assumed (paid on ceded)	$(10)	$(5)	$(6)	Insurance premiums
reinsurance contracts
Fees for management of general account	(3)	(3)	(4)	Net investment income
Realized gains (losses) on ceded reinsurance contracts:
GLB reserves embedded derivatives	37	(59)	(33)	Realized gain (loss)
Other gains (losses)	(49)	46	21	Realized gain (loss)
Ceded reinsurance contracts	1	-	-	Other revenues

Benefits and expenses with affiliates:
Interest credited on ceded reinsurance contracts	(2)	-	-	Interest credited
Reinsurance (recoveries) benefits on ceded reinsurance	(16)	(4)	(10)	Benefits
Ceded reinsurance contracts	(23)	-	-	Commissions and other
				expenses
Service agreement payments	68	77	80	Commissions and other
				expenses

Cash Management Agreement

In order to manage our capital more efficiently, we participate in an inter-company cash management program where LNC can lend to or borrow from us to meet short-term borrowing needs.  The cash management program is essentially a series of demand loans, which are permitted under applicable insurance laws, among LNC and its affiliates that reduces overall borrowing costs by allowing LNC and its subsidiaries to access internal resources instead of incurring third-party transaction costs.  The borrowing limit is currently 2% of our admitted assets as of December 31, 2018.

Service Agreement

In accordance with service agreements with LNL and certain of its affiliates for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and receive an allocation of corporate overhead from LNC.  Corporate overhead expenses are allocated based on specific methodologies for each function.  The majority of the expenses are allocated based on the following methodologies:  headcount, capital, investments by product, assets under management, weighted policies in force and sales.

Ceded Reinsurance Contracts

We cede business to two affiliated companies, LNL, our parent, and Lincoln National Reinsurance Company (Barbados) Ltd., a wholly-owned subsidiary of LNC.  As discussed in Note 4, we cede the GLB reserves embedded derivatives and the related hedge results to LNL.

47

18.  Subsequent Events

Management evaluated subsequent events for the Company through April 1, 2019, the date the financial statements were available to be issued.  On March 22, 2019, LLANY paid a cash dividend in the amount of $85 million to LNL.  Management identified no other items or events required for disclosure.

48

Lincoln New York Account N For Variable Annuities

Lincoln New York Account N for Variable Annuities

Statements of assets and liabilities

December 31, 2018

Subaccount	Investments	Contract Purchases Due From Lincoln Life & Annuity Company of New York	Total Assets	Contract Redemptions Due To Lincoln Life & Annuity Company of New York	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
AB VPS Global Thematic Growth Portfolio - Class B	$1,994,907	$5,633	$2,000,540	$—	$264	$2,000,276
AB VPS Large Cap Growth Portfolio - Class B	319,552	—	319,552	—	40	319,512
AB VPS Small/Mid Cap Value Portfolio - Class B	8,693,338	11,136	8,704,474	—	1,169	8,703,305
ALPS/Alerian Energy Infrastructure Portfolio - Class III	179,000	—	179,000	—	19	178,981
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	141,853	—	141,853	—	14	141,839
ALPS/Stadion Core ETF Portfolio - Class III	1,379,310	—	1,379,310	—	171	1,379,139
ALPS/Stadion Tactical Growth Portfolio - Class III	377,289	—	377,289	—	34	377,255
American Century VP Balanced Fund - Class II	6,435,254	—	6,435,254	5	773	6,434,476
American Century VP Large Company Value Fund - Class II	1,469,693	—	1,469,693	—	214	1,469,479
American Funds Asset Allocation Fund - Class 1	4,434	—	4,434	—	—	4,434
American Funds Asset Allocation Fund - Class 4	7,752,597	—	7,752,597	—	800	7,751,797
American Funds Blue Chip Income and Growth Fund - Class 1	87,884	—	87,884	—	12	87,872
American Funds Blue Chip Income and Growth Fund - Class 4	852,105	—	852,105	—	84	852,021
American Funds Bond Fund - Class 1	42,719	—	42,719	—	2	42,717
American Funds Capital Income Builder® - Class 1	13,874	—	13,874	—	1	13,873
American Funds Capital Income Builder® - Class 4	1,333,815	—	1,333,815	4	143	1,333,668
American Funds Global Bond Fund - Class 1	51,236	—	51,236	—	3	51,233
American Funds Global Growth and Income Fund - Class 1	66,192	—	66,192	—	4	66,188
American Funds Global Growth Fund - Class 2	9,713,739	19,499	9,733,238	—	1,357	9,731,881
American Funds Global Growth Fund - Class 4	2,807,332	—	2,807,332	18	261	2,807,053
American Funds Global Small Capitalization Fund - Class 1	23,527	—	23,527	—	1	23,526
American Funds Global Small Capitalization Fund - Class 2	6,922,027	—	6,922,027	2,451	858	6,918,718
American Funds Global Small Capitalization Fund - Class 4	449,232	—	449,232	—	46	449,186
American Funds Growth Fund - Class 1	85,094	—	85,094	—	5	85,089
American Funds Growth Fund - Class 2	48,965,741	3,907	48,969,648	—	6,796	48,962,852
American Funds Growth Fund - Class 4	4,644,287	114	4,644,401	—	430	4,643,971
American Funds Growth-Income Fund - Class 1	165,798	—	165,798	—	11	165,787
American Funds Growth-Income Fund - Class 2	50,467,250	22,431	50,489,681	—	6,836	50,482,845
American Funds Growth-Income Fund - Class 4	3,252,788	—	3,252,788	3	328	3,252,457
American Funds High-Income Bond Fund - Class 1	36,221	—	36,221	—	2	36,219
American Funds International Fund - Class 1	93,672	—	93,672	—	8	93,664
American Funds International Fund - Class 2	17,372,732	—	17,372,732	1,743	2,346	17,368,643
American Funds International Fund - Class 4	2,374,052	—	2,374,052	—	236	2,373,816
American Funds International Growth and Income Fund - Class 1	34,214	—	34,214	—	2	34,212
American Funds Managed Risk Asset Allocation Fund - Class P2	14,576,763	8,893	14,585,656	—	1,709	14,583,947
American Funds Mortgage Fund - Class 4	258,115	—	258,115	—	28	258,087
American Funds New World Fund® - Class 1	37,806	—	37,806	—	3	37,803

See accompanying notes.

Lincoln New York Account N for Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2018

Subaccount	Investments	Contract Purchases Due From Lincoln Life & Annuity Company of New York	Total Assets	Contract Redemptions Due To Lincoln Life & Annuity Company of New York	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
American Funds New World Fund® - Class 4	$1,135,731	$—	$1,135,731	$2	$108	$1,135,621
BlackRock Global Allocation V.I. Fund - Class I	29,685	—	29,685	—	2	29,683
BlackRock Global Allocation V.I. Fund - Class III	47,373,078	—	47,373,078	27	6,467	47,366,584
ClearBridge Variable Aggressive Growth Portfolio - Class II	604,521	—	604,521	—	65	604,456
ClearBridge Variable Large Cap Growth Portfolio - Class II	6,316,878	12,892	6,329,770	—	837	6,328,933
ClearBridge Variable Mid Cap Portfolio - Class II	1,755,506	—	1,755,506	6	203	1,755,297
Columbia VP Commodity Strategy Fund - Class 2	7,401	—	7,401	—	1	7,400
Columbia VP Emerging Markets Bond Fund - Class 2	69,684	—	69,684	—	7	69,677
Columbia VP Strategic Income Fund - Class 2	127,747	—	127,747	—	13	127,734
Delaware VIP® Diversified Income Series - Service Class	95,558,230	—	95,558,230	199,399	12,542	95,346,289
Delaware VIP® Diversified Income Series - Standard Class	131,853	—	131,853	—	10	131,843
Delaware VIP® Emerging Markets Series - Service Class	14,166,865	—	14,166,865	13,682	1,916	14,151,267
Delaware VIP® High Yield Series - Service Class	4,909,286	—	4,909,286	13,084	688	4,895,514
Delaware VIP® High Yield Series - Standard Class	209,784	—	209,784	—	27	209,757
Delaware VIP® Limited-Term Diversified Income Series - Service Class	41,402,921	—	41,402,921	86,827	5,257	41,310,837
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	18,698	—	18,698	—	1	18,697
Delaware VIP® REIT Series - Service Class	8,841,322	—	8,841,322	1,845	1,129	8,838,348
Delaware VIP® REIT Series - Standard Class	425,886	—	425,886	—	49	425,837
Delaware VIP® Small Cap Value Series - Service Class	17,611,967	28,293	17,640,260	—	2,415	17,637,845
Delaware VIP® Small Cap Value Series - Standard Class	455,865	—	455,865	—	52	455,813
Delaware VIP® Smid Cap Core Series - Service Class	8,074,921	17,537	8,092,458	—	1,031	8,091,427
Delaware VIP® Smid Cap Core Series - Standard Class	323,373	—	323,373	—	37	323,336
Delaware VIP® U.S. Growth Series - Service Class	6,238,858	—	6,238,858	5,021	726	6,233,111
Delaware VIP® Value Series - Service Class	12,431,805	7,368	12,439,173	—	1,603	12,437,570
Delaware VIP® Value Series - Standard Class	32,930	—	32,930	—	4	32,926
DWS Alternative Asset Allocation VIP Portfolio - Class A	15,833	—	15,833	—	1	15,832
DWS Alternative Asset Allocation VIP Portfolio - Class B	4,097,852	—	4,097,852	1,276	519	4,096,057
DWS Equity 500 Index VIP Portfolio - Class A	717,484	47	717,531	—	93	717,438
DWS Small Cap Index VIP Portfolio - Class A	303,889	8	303,897	—	38	303,859
Eaton Vance VT Floating-Rate Income Fund - Initial Class	1,705,147	—	1,705,147	—	69	1,705,078
Fidelity® VIP Contrafund® Portfolio - Service Class 2	48,466,332	29,634	48,495,966	—	6,521	48,489,445
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	881,161	—	881,161	—	97	881,064
Fidelity® VIP Growth Portfolio - Initial Class	207,349	—	207,349	—	24	207,325
Fidelity® VIP Growth Portfolio - Service Class 2	10,873,503	7,429	10,880,932	—	1,372	10,879,560
Fidelity® VIP Mid Cap Portfolio - Service Class 2	31,779,472	65,624	31,845,096	—	4,291	31,840,805

See accompanying notes.

Lincoln New York Account N for Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2018

Subaccount	Investments	Contract Purchases Due From Lincoln Life & Annuity Company of New York	Total Assets	Contract Redemptions Due To Lincoln Life & Annuity Company of New York	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
Fidelity® VIP Strategic Income Portfolio - Service Class 2	$1,006,671	$—	$1,006,671	$—	$91	$1,006,580
First Trust Dorsey Wright Tactical Core Portfolio - Class I	398,038	—	398,038	—	38	398,000
First Trust Multi Income Allocation Portfolio - Class I	296,587	55	296,642	—	30	296,612
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	10,641,265	—	10,641,265	1,350	1,171	10,638,744
Franklin Founding Funds Allocation VIP Fund - Class 4	442,275	—	442,275	—	40	442,235
Franklin Income VIP Fund - Class 2	26,010,366	—	26,010,366	6,292	3,499	26,000,575
Franklin Income VIP Fund - Class 4	3,942,504	3,512	3,946,016	—	458	3,945,558
Franklin Mutual Shares VIP Fund - Class 2	13,689,004	3,152	13,692,156	—	1,748	13,690,408
Franklin Mutual Shares VIP Fund - Class 4	1,274,630	3,000	1,277,630	—	149	1,277,481
Franklin Rising Dividends VIP Fund - Class 4	643,903	61	643,964	—	61	643,903
Franklin Small Cap Value VIP Fund - Class 4	185,332	28	185,360	—	18	185,342
Franklin Small-Mid Cap Growth VIP Fund - Class 4	410,559	29	410,588	—	38	410,550
Goldman Sachs VIT Government Money Market Fund - Service Shares	103,918	—	103,918	—	10	103,908
Goldman Sachs VIT Large Cap Value Fund - Service Shares	1,252,711	1,689	1,254,400	—	105	1,254,295
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	198,940	—	198,940	—	19	198,921
Guggenheim VT Long Short Equity	279,160	—	279,160	—	28	279,132
Guggenheim VT Multi-Hedge Strategies	136,835	—	136,835	—	12	136,823
Hartford Capital Appreciation HLS Fund - Class IC	498,885	58	498,943	—	47	498,896
Invesco V.I. American Franchise Fund - Series I Shares	89,624	—	89,624	—	13	89,611
Invesco V.I. American Franchise Fund - Series II Shares	87,712	—	87,712	—	12	87,700
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	638,634	—	638,634	—	72	638,562
Invesco V.I. Comstock Fund - Series II Shares	87,188	—	87,188	—	9	87,179
Invesco V.I. Core Equity Fund - Series I Shares	95,014	—	95,014	—	11	95,003
Invesco V.I. Diversified Dividend Fund - Series II Shares	636,710	—	636,710	5	62	636,643
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	7,826,878	1	7,826,879	—	1,059	7,825,820
Invesco V.I. Equity and Income Fund - Series II Shares	523,130	—	523,130	—	49	523,081
Invesco V.I. International Growth Fund - Series I Shares	6,668	—	6,668	—	1	6,667
Invesco V.I. International Growth Fund - Series II Shares	2,158,465	143	2,158,608	—	258	2,158,350
Ivy VIP Asset Strategy Portfolio - Class II	533,271	—	533,271	—	52	533,219
Ivy VIP Energy Portfolio - Class II	130,849	—	130,849	—	13	130,836
Ivy VIP High Income Portfolio - Class II	748,026	—	748,026	—	70	747,956
Ivy VIP Mid Cap Growth Portfolio - Class II	553,084	—	553,084	—	50	553,034
Ivy VIP Science and Technology Portfolio - Class II	1,262,125	—	1,262,125	—	87	1,262,038
Ivy VIP Small Cap Growth Portfolio - Class II	329,284	—	329,284	—	24	329,260

See accompanying notes.

Lincoln New York Account N for Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2018

Subaccount	Investments	Contract Purchases Due From Lincoln Life & Annuity Company of New York	Total Assets	Contract Redemptions Due To Lincoln Life & Annuity Company of New York	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
Janus Henderson Balanced Portfolio - Service Shares	$704,779	$—	$704,779	$—	$89	$704,690
Janus Henderson Enterprise Portfolio - Service Shares	277,801	—	277,801	—	35	277,766
Janus Henderson Global Research Portfolio - Service Shares	12,328	—	12,328	—	2	12,326
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	5,279,604	—	5,279,604	467	643	5,278,494
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	322,878	—	322,878	—	36	322,842
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	181,546	—	181,546	—	21	181,525
Lincoln iShares® Global Growth Allocation Fund - Standard Class	62,630	—	62,630	—	4	62,626
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	939,619	—	939,619	—	101	939,518
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	544,242	—	544,242	—	49	544,193
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	72,033	—	72,033	—	5	72,028
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	965,661	—	965,661	4	110	965,547
LVIP American Balanced Allocation Fund - Service Class	3,781,754	—	3,781,754	—	395	3,781,359
LVIP American Balanced Allocation Fund - Standard Class	7,392	—	7,392	—	—	7,392
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	29,515,465	48,838	29,564,303	—	3,754	29,560,549
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	2,913,097	—	2,913,097	1,621	336	2,911,140
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	8,636,251	565	8,636,816	—	1,007	8,635,809
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	216,794	—	216,794	—	12	216,782
LVIP American Global Growth Fund - Service Class II	8,593,777	—	8,593,777	3,000	1,146	8,589,631
LVIP American Global Small Capitalization Fund - Service Class II	2,947,083	20,362	2,967,445	—	377	2,967,068
LVIP American Growth Allocation Fund - Service Class	1,433,456	—	1,433,456	—	150	1,433,306
LVIP American Growth Fund - Service Class II	30,785,122	106,091	30,891,213	—	3,973	30,887,240
LVIP American Growth-Income Fund - Service Class II	29,311,730	93,914	29,405,644	—	3,842	29,401,802
LVIP American International Fund - Service Class II	11,776,876	14,710	11,791,586	—	1,644	11,789,942
LVIP American Preservation Fund - Service Class	170,176	—	170,176	—	17	170,159
LVIP Baron Growth Opportunities Fund - Service Class	11,755,106	7,693	11,762,799	—	1,596	11,761,203
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	68,259,883	55,949	68,315,832	—	8,714	68,307,118
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	78,267,111	—	78,267,111	51,196	10,017	78,205,898

See accompanying notes.

Lincoln New York Account N for Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2018

Subaccount	Investments	Contract Purchases Due From Lincoln Life & Annuity Company of New York	Total Assets	Contract Redemptions Due To Lincoln Life & Annuity Company of New York	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	$22,976,481	$—	$22,976,481	$3,559	$3,195	$22,969,727
LVIP BlackRock Inflation Protected Bond Fund - Service Class	53,882,691	—	53,882,691	119,556	7,207	53,755,928
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	18,409	—	18,409	—	1	18,408
LVIP BlackRock Scientific Allocation Fund - Service Class	331,682	—	331,682	—	46	331,636
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	26,554,442	9,528	26,563,970	—	3,260	26,560,710
LVIP Blended Core Equity Managed Volatility Fund - Service Class	22,200,443	21,801	22,222,244	—	2,842	22,219,402
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	4,404	—	4,404	—	—	4,404
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	53,556,607	60,966	53,617,573	—	6,625	53,610,948
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	136,035	—	136,035	—	20	136,015
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	42,848,235	21,410	42,869,645	—	5,461	42,864,184
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	4,485	—	4,485	—	—	4,485
LVIP Clarion Global Real Estate Fund - Service Class	5,814,502	—	5,814,502	3,135	739	5,810,628
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	11,641,010	14,489	11,655,499	—	1,482	11,654,017
LVIP Delaware Bond Fund - Service Class	174,270,662	—	174,270,662	324,560	21,966	173,924,136
LVIP Delaware Bond Fund - Standard Class	3,812,944	14	3,812,958	—	514	3,812,444
LVIP Delaware Diversified Floating Rate Fund - Service Class	51,202,170	—	51,202,170	74,470	6,783	51,120,917
LVIP Delaware Diversified Floating Rate Fund - Standard Class	58,247	—	58,247	—	3	58,244
LVIP Delaware Social Awareness Fund - Service Class	3,212,136	132	3,212,268	—	403	3,211,865
LVIP Delaware Social Awareness Fund - Standard Class	221,815	—	221,815	—	28	221,787
LVIP Delaware Special Opportunities Fund - Service Class	3,942,337	4,573	3,946,910	—	525	3,946,385
LVIP Delaware Wealth Builder Fund - Service Class	1,332,184	—	1,332,184	30	182	1,331,972
LVIP Delaware Wealth Builder Fund - Standard Class	125,507	—	125,507	—	16	125,491
LVIP Dimensional International Core Equity Fund - Service Class	4,087,286	539	4,087,825	—	570	4,087,255
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	26,584,610	20,644	26,605,254	—	3,486	26,601,768
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	6,603,893	556	6,604,449	—	952	6,603,497
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	4,182	—	4,182	—	—	4,182
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	5,662,682	—	5,662,682	—	805	5,661,877

See accompanying notes.

Lincoln New York Account N for Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2018

Subaccount	Investments	Contract Purchases Due From Lincoln Life & Annuity Company of New York	Total Assets	Contract Redemptions Due To Lincoln Life & Annuity Company of New York	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	$46,437,001	$27,191	$46,464,192	$—	$6,184	$46,458,008
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	55,595,003	—	55,595,003	116,527	7,283	55,471,193
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	4,616	—	4,616	—	—	4,616
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class	32,229,485	16,614	32,246,099	—	4,289	32,241,810
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Standard Class	4,467	—	4,467	—	—	4,467
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	57,970,951	28,369	57,999,320	—	7,439	57,991,881
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	1,079,588	—	1,079,588	—	119	1,079,469
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	24,036,563	3,638	24,040,201	—	3,026	24,037,175
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	13,723	—	13,723	—	1	13,722
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	73,351	—	73,351	—	9	73,342
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	84,001,679	—	84,001,679	36,921	11,339	83,953,419
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	168,647	—	168,647	—	23	168,624
LVIP Global Growth Allocation Managed Risk Fund - Service Class	359,187,173	—	359,187,173	48,562	46,244	359,092,367
LVIP Global Income Fund - Service Class	32,291,225	—	32,291,225	132,264	4,384	32,154,577
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	342,308,690	—	342,308,690	168,526	44,476	342,095,688
LVIP Goldman Sachs Income Builder Fund - Service Class	798,869	—	798,869	—	78	798,791
LVIP Government Money Market Fund - Service Class	18,726,759	—	18,726,759	2,712	2,554	18,721,493
LVIP Government Money Market Fund - Standard Class	717,373	—	717,373	38	91	717,244
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	26,065,647	8,612	26,074,259	—	3,221	26,071,038
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	9,056,590	11,981	9,068,571	—	1,131	9,067,440
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	4,380	—	4,380	—	—	4,380
LVIP JPMorgan High Yield Fund - Service Class	9,756,968	—	9,756,968	256	1,210	9,755,502
LVIP JPMorgan Retirement Income Fund - Service Class	596,755	—	596,755	—	77	596,678
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	41,694,570	59,610	41,754,180	—	5,331	41,748,849
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	61,892	—	61,892	—	3	61,889
LVIP MFS International Equity Managed Volatility Fund - Service Class	31,282,268	21,324	31,303,592	—	4,027	31,299,565

See accompanying notes.

Lincoln New York Account N for Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2018

Subaccount	Investments	Contract Purchases Due From Lincoln Life & Annuity Company of New York	Total Assets	Contract Redemptions Due To Lincoln Life & Annuity Company of New York	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
LVIP MFS International Growth Fund - Service Class	$8,282,838	$6,287	$8,289,125	$—	$1,063	$8,288,062
LVIP MFS Value Fund - Service Class	21,230,569	11,616	21,242,185	—	2,486	21,239,699
LVIP Mondrian International Value Fund - Service Class	9,034,315	1,184	9,035,499	—	1,208	9,034,291
LVIP Mondrian International Value Fund - Standard Class	705,716	—	705,716	7	94	705,615
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	3,248,255	4,172	3,252,427	—	402	3,252,025
LVIP PIMCO Low Duration Bond Fund - Service Class	38,483,307	—	38,483,307	37,172	4,947	38,441,188
LVIP PIMCO Low Duration Bond Fund - Standard Class	4,707	—	4,707	—	—	4,707
LVIP SSGA Bond Index Fund - Service Class	48,415,827	—	48,415,827	107,235	6,706	48,301,886
LVIP SSGA Bond Index Fund - Standard Class	72,031	—	72,031	—	10	72,021
LVIP SSGA Conservative Index Allocation Fund - Service Class	7,145,237	—	7,145,237	454	942	7,143,841
LVIP SSGA Conservative Structured Allocation Fund - Service Class	8,730,534	—	8,730,534	43	1,186	8,729,305
LVIP SSGA Developed International 150 Fund - Service Class	6,296,128	5,431	6,301,559	—	837	6,300,722
LVIP SSGA Emerging Markets 100 Fund - Service Class	7,297,173	—	7,297,173	1,665	949	7,294,559
LVIP SSGA Emerging Markets 100 Fund - Standard Class	13,268	—	13,268	—	1	13,267
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	57,489,128	18,290	57,507,418	—	7,643	57,499,775
LVIP SSGA International Index Fund - Service Class	11,538,021	24,102	11,562,123	—	1,571	11,560,552
LVIP SSGA International Managed Volatility Fund - Service Class	25,003,304	11,796	25,015,100	—	3,242	25,011,858
LVIP SSGA Large Cap 100 Fund - Service Class	13,581,593	18,232	13,599,825	—	1,805	13,598,020
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	40,370,366	29,900	40,400,266	—	5,055	40,395,211
LVIP SSGA Mid-Cap Index Fund - Service Class	3,486,575	12,890	3,499,465	—	418	3,499,047
LVIP SSGA Moderate Index Allocation Fund - Service Class	29,425,445	—	29,425,445	1,032	4,075	29,420,338
LVIP SSGA Moderate Structured Allocation Fund - Service Class	49,720,671	—	49,720,671	83	6,581	49,714,007
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	13,937,859	—	13,937,859	194	1,870	13,935,795
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	24,908,513	—	24,908,513	176,877	3,522	24,728,114
LVIP SSGA S&P 500 Index Fund - Service Class	63,756,498	52,993	63,809,491	—	8,112	63,801,379
LVIP SSGA S&P 500 Index Fund - Standard Class	1,209,863	—	1,209,863	—	166	1,209,697
LVIP SSGA Short-Term Bond Index Fund - Service Class	2,152,814	—	2,152,814	—	232	2,152,582
LVIP SSGA Small-Cap Index Fund - Service Class	17,496,844	19,710	17,516,554	—	2,296	17,514,258
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	7,434,877	16,961	7,451,838	—	985	7,450,853
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	28,197	—	28,197	—	2	28,195

See accompanying notes.

Lincoln New York Account N for Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2018

Subaccount	Investments	Contract Purchases Due From Lincoln Life & Annuity Company of New York	Total Assets	Contract Redemptions Due To Lincoln Life & Annuity Company of New York	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	$39,386,612	$53,358	$39,439,970	$—	$5,079	$39,434,891
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	23,306	—	23,306	—	1	23,305
LVIP T. Rowe Price 2010 Fund - Service Class	341,085	—	341,085	—	42	341,043
LVIP T. Rowe Price 2020 Fund - Service Class	72,555	—	72,555	—	11	72,544
LVIP T. Rowe Price 2030 Fund - Service Class	54,100	—	54,100	—	8	54,092
LVIP T. Rowe Price 2040 Fund - Service Class	24,928	—	24,928	—	3	24,925
LVIP T. Rowe Price Growth Stock Fund - Service Class	18,605,828	7,805	18,613,633	—	2,403	18,611,230
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	9,711,057	1,806	9,712,863	—	1,232	9,711,631
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	177,909	—	177,909	—	24	177,885
LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class	199,085	—	199,085	—	26	199,059
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	44,092,085	7,094	44,099,179	—	5,746	44,093,433
LVIP Vanguard Domestic Equity ETF Fund - Service Class	14,649,909	57,934	14,707,843	—	1,970	14,705,873
LVIP Vanguard International Equity ETF Fund - Service Class	9,204,563	15,701	9,220,264	—	1,237	9,219,027
LVIP Wellington Capital Growth Fund - Service Class	6,385,965	3,059	6,389,024	—	630	6,388,394
LVIP Wellington Mid-Cap Value Fund - Service Class	5,365,471	4,449	5,369,920	—	686	5,369,234
LVIP Western Asset Core Bond Fund - Service Class	10,741,156	—	10,741,156	14,024	1,431	10,725,701
MFS® VIT Growth Series - Initial Class	57,869	—	57,869	—	7	57,862
MFS® VIT Growth Series - Service Class	6,968,358	2,026	6,970,384	—	830	6,969,554
MFS® VIT Total Return Series - Initial Class	150,636	—	150,636	—	17	150,619
MFS® VIT Total Return Series - Service Class	4,865,795	—	4,865,795	11	611	4,865,173
MFS® VIT Utilities Series - Initial Class	170,471	—	170,471	—	19	170,452
MFS® VIT Utilities Series - Service Class	10,428,070	—	10,428,070	3,220	1,350	10,423,500
MFS® VIT II Core Equity Portfolio - Service Class	35,386	—	35,386	—	5	35,381
MFS® VIT II International Value Portfolio - Service Class	1,338,855	—	1,338,855	—	138	1,338,717
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	398,679	—	398,679	—	41	398,638
Morgan Stanley VIF Growth Portfolio - Class II	91,174	—	91,174	—	6	91,168
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	1,445,779	—	1,445,779	6	194	1,445,579
Oppenheimer Global Fund/VA Service Shares	224,205	—	224,205	—	16	224,189
Oppenheimer International Growth Fund/VA Service Shares	668,751	—	668,751	—	72	668,679
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	260,453	—	260,453	—	25	260,428
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	207,811	—	207,811	—	23	207,788
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	3,213,533	—	3,213,533	3	396	3,213,134
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	522,732	—	522,732	4	53	522,675

See accompanying notes.

Lincoln New York Account N for Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2018

Subaccount	Investments	Contract Purchases Due From Lincoln Life & Annuity Company of New York	Total Assets	Contract Redemptions Due To Lincoln Life & Annuity Company of New York	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	$160,207	$—	$160,207	$—	$16	$160,191
Putnam VT Equity Income Fund - Class IB	13,840	—	13,840	—	3	13,837
Putnam VT George Putnam Balanced Fund - Class IB	2,317,479	—	2,317,479	—	299	2,317,180
Putnam VT Global Health Care Fund - Class IB	279,666	—	279,666	—	29	279,637
Putnam VT Income Fund - Class IB	415,401	—	415,401	—	32	415,369
Putnam VT Multi-Asset Absolute Return Fund - Class IB	278,288	—	278,288	—	32	278,256
QS Variable Conservative Growth - Class II	835,236	—	835,236	—	100	835,136
Rational Trend Aggregation VA Fund	28,076	—	28,076	—	3	28,073
SEI VP Market Plus Strategy Fund - Class III	2,355	—	2,355	—	—	2,355
Templeton Foreign VIP Fund - Class 4	100,082	—	100,082	—	9	100,073
Templeton Global Bond VIP Fund - Class 2	6,423,189	—	6,423,189	5,365	922	6,416,902
Templeton Global Bond VIP Fund - Class 4	1,423,008	—	1,423,008	—	146	1,422,862
Templeton Growth VIP Fund - Class 2	1,481,232	—	1,481,232	2,351	207	1,478,674
VanEck VIP Global Hard Assets Fund - Class S Shares	169,836	—	169,836	5	19	169,812
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	393,063	—	393,063	—	29	393,034

See accompanying notes.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Lincoln New York Account N for Variable Annuities

Statements of operations

Year Ended December 31, 2018

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
AB VPS Global Thematic Growth Portfolio - Class B	$—	$(36,847)	$(36,847)	$175,226
AB VPS Large Cap Growth Portfolio - Class B	—	(5,537)	(5,537)	8,013
AB VPS Small/Mid Cap Value Portfolio - Class B	23,053	(170,634)	(147,581)	201,776
ALPS/Alerian Energy Infrastructure Portfolio - Class III	3,800	(2,870)	930	(1,915)
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	8,621	(1,621)	7,000	133
ALPS/Stadion Core ETF Portfolio - Class III	6,505	(15,849)	(9,344)	(2,319)
ALPS/Stadion Tactical Growth Portfolio - Class III	595	(2,500)	(1,905)	196
American Century VP Balanced Fund - Class II	63,668	(78,773)	(15,105)	13,048
American Century VP Large Company Value Fund - Class II	17,939	(15,484)	2,455	(36,513)
American Funds Asset Allocation Fund - Class 1	90	(31)	59	11
American Funds Asset Allocation Fund - Class 4	117,871	(94,533)	23,338	46,016
American Funds Blue Chip Income and Growth Fund - Class 1	2,016	(1,577)	439	1,554
American Funds Blue Chip Income and Growth Fund - Class 4	16,230	(10,404)	5,826	(5,797)
American Funds Bond Fund - Class 1	1,126	(271)	855	(119)
American Funds Capital Income Builder® - Class 1	524	(112)	412	366
American Funds Capital Income Builder® - Class 4	37,523	(18,673)	18,850	1,584
American Funds Global Bond Fund - Class 1	1,185	(288)	897	4
American Funds Global Growth and Income Fund - Class 1	1,364	(455)	909	158
American Funds Global Growth Fund - Class 2	74,655	(197,403)	(122,748)	517,390
American Funds Global Growth Fund - Class 4	15,931	(33,283)	(17,352)	(1,613)
American Funds Global Small Capitalization Fund - Class 1	85	(151)	(66)	6
American Funds Global Small Capitalization Fund - Class 2	6,762	(127,011)	(120,249)	243,971
American Funds Global Small Capitalization Fund - Class 4	114	(6,266)	(6,152)	(197)
American Funds Growth Fund - Class 1	618	(537)	81	211
American Funds Growth Fund - Class 2	238,375	(979,881)	(741,506)	2,605,448
American Funds Growth Fund - Class 4	12,250	(53,702)	(41,452)	64,287
American Funds Growth-Income Fund - Class 1	2,867	(1,323)	1,544	128
American Funds Growth-Income Fund - Class 2	789,824	(979,181)	(189,357)	2,110,524
American Funds Growth-Income Fund - Class 4	42,780	(41,992)	788	44,498
American Funds High-Income Bond Fund - Class 1	2,259	(208)	2,051	(3)
American Funds International Fund - Class 1	2,033	(1,061)	972	370
American Funds International Fund - Class 2	338,745	(342,244)	(3,499)	623,625
American Funds International Fund - Class 4	39,744	(28,604)	11,140	(5,472)
American Funds International Growth and Income Fund - Class 1	900	(209)	691	8
American Funds Managed Risk Asset Allocation Fund - Class P1	—	(19)	(19)	1,082
American Funds Managed Risk Asset Allocation Fund - Class P2	190,259	(205,844)	(15,585)	139,412
American Funds Mortgage Fund - Class 4	4,985	(3,843)	1,142	(2,723)
American Funds New World Fund® - Class 1	454	(374)	80	216
American Funds New World Fund® - Class 4	8,684	(15,262)	(6,578)	7,915
BlackRock Global Allocation V.I. Fund - Class I	309	(206)	103	8
BlackRock Global Allocation V.I. Fund - Class III	445,993	(893,100)	(447,107)	248,919
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	—	(1,095)	(1,095)	7,248
ClearBridge Variable Aggressive Growth Portfolio - Class II	2,508	(7,102)	(4,594)	4,198
ClearBridge Variable Large Cap Growth Portfolio - Class II	8,006	(65,985)	(57,979)	(1,962)
ClearBridge Variable Mid Cap Portfolio - Class II	3,583	(27,598)	(24,015)	10,282
Columbia VP Commodity Strategy Fund - Class 2	—	(93)	(93)	—
Columbia VP Emerging Markets Bond Fund - Class 2	4,652	(1,161)	3,491	(4,989)
Columbia VP Strategic Income Fund - Class 2	4,235	(1,642)	2,593	105
Delaware VIP® Diversified Income Series - Service Class	2,921,120	(1,582,769)	1,338,351	(753,389)
Delaware VIP® Diversified Income Series - Standard Class	3,752	(1,240)	2,512	(640)
Delaware VIP® Emerging Markets Series - Service Class	498,659	(261,865)	236,794	514,082
Delaware VIP® High Yield Series - Service Class	332,918	(94,270)	238,648	(127,591)
Delaware VIP® High Yield Series - Standard Class	20,657	(4,451)	16,206	(6,546)
Delaware VIP® Limited-Term Diversified Income Series - Service Class	1,020,121	(656,560)	363,561	(219,446)
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	502	(120)	382	(31)
Delaware VIP® REIT Series - Service Class	184,704	(155,223)	29,481	(136,391)
Delaware VIP® REIT Series - Standard Class	10,462	(6,919)	3,543	(3,017)
See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
AB VPS Global Thematic Growth Portfolio - Class B	$—	$175,226	$(398,615)	$(260,236)
AB VPS Large Cap Growth Portfolio - Class B	40,325	48,338	(39,166)	3,635
AB VPS Small/Mid Cap Value Portfolio - Class B	820,492	1,022,268	(2,565,746)	(1,691,059)
ALPS/Alerian Energy Infrastructure Portfolio - Class III	—	(1,915)	(44,737)	(45,722)
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	436	569	(30,060)	(22,491)
ALPS/Stadion Core ETF Portfolio - Class III	32,974	30,655	(122,706)	(101,395)
ALPS/Stadion Tactical Growth Portfolio - Class III	7,617	7,813	(32,709)	(26,801)
American Century VP Balanced Fund - Class II	29,604	42,652	(423,652)	(396,105)
American Century VP Large Company Value Fund - Class II	47,995	11,482	(172,128)	(158,191)
American Funds Asset Allocation Fund - Class 1	204	215	(504)	(230)
American Funds Asset Allocation Fund - Class 4	320,271	366,287	(891,101)	(501,476)
American Funds Blue Chip Income and Growth Fund - Class 1	7,209	8,763	(17,714)	(8,512)
American Funds Blue Chip Income and Growth Fund - Class 4	70,325	64,528	(162,071)	(91,717)
American Funds Bond Fund - Class 1	58	(61)	(1,195)	(401)
American Funds Capital Income Builder® - Class 1	32	398	(2,058)	(1,248)
American Funds Capital Income Builder® - Class 4	2,910	4,494	(140,895)	(117,551)
American Funds Global Bond Fund - Class 1	147	151	(1,797)	(749)
American Funds Global Growth and Income Fund - Class 1	5,121	5,279	(13,435)	(7,247)
American Funds Global Growth Fund - Class 2	797,041	1,314,431	(2,286,868)	(1,095,185)
American Funds Global Growth Fund - Class 4	210,499	208,886	(519,915)	(328,381)
American Funds Global Small Capitalization Fund - Class 1	997	1,003	(3,915)	(2,978)
American Funds Global Small Capitalization Fund - Class 2	381,906	625,877	(1,400,803)	(895,175)
American Funds Global Small Capitalization Fund - Class 4	22,851	22,654	(76,915)	(60,413)
American Funds Growth Fund - Class 1	7,932	8,143	(10,137)	(1,913)
American Funds Growth Fund - Class 2	5,748,127	8,353,575	(7,901,935)	(289,866)
American Funds Growth Fund - Class 4	447,360	511,647	(576,657)	(106,462)
American Funds Growth-Income Fund - Class 1	10,578	10,706	(17,855)	(5,605)
American Funds Growth-Income Fund - Class 2	4,037,168	6,147,692	(7,302,964)	(1,344,629)
American Funds Growth-Income Fund - Class 4	239,216	283,714	(386,284)	(101,782)
American Funds High-Income Bond Fund - Class 1	—	(3)	(3,138)	(1,090)
American Funds International Fund - Class 1	4,693	5,063	(20,477)	(14,442)
American Funds International Fund - Class 2	998,931	1,622,556	(4,601,669)	(2,982,612)
American Funds International Fund - Class 4	120,721	115,249	(515,134)	(388,745)
American Funds International Growth and Income Fund - Class 1	—	8	(4,888)	(4,189)
American Funds Managed Risk Asset Allocation Fund - Class P1	—	1,082	(1,082)	(19)
American Funds Managed Risk Asset Allocation Fund - Class P2	544,205	683,617	(1,661,901)	(993,869)
American Funds Mortgage Fund - Class 4	—	(2,723)	(2,770)	(4,351)
American Funds New World Fund® - Class 1	1,019	1,235	(7,412)	(6,097)
American Funds New World Fund® - Class 4	36,090	44,005	(246,733)	(209,306)
BlackRock Global Allocation V.I. Fund - Class I	1,205	1,213	(3,875)	(2,559)
BlackRock Global Allocation V.I. Fund - Class III	2,263,791	2,512,710	(6,886,426)	(4,820,823)
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	—	7,248	(4,362)	1,791
ClearBridge Variable Aggressive Growth Portfolio - Class II	41,896	46,094	(116,449)	(74,949)
ClearBridge Variable Large Cap Growth Portfolio - Class II	166,245	164,283	(535,776)	(429,472)
ClearBridge Variable Mid Cap Portfolio - Class II	35,981	46,263	(307,230)	(284,982)
Columbia VP Commodity Strategy Fund - Class 2	—	—	(1,224)	(1,317)
Columbia VP Emerging Markets Bond Fund - Class 2	—	(4,989)	(7,145)	(8,643)
Columbia VP Strategic Income Fund - Class 2	—	105	(5,153)	(2,455)
Delaware VIP® Diversified Income Series - Service Class	—	(753,389)	(4,480,260)	(3,895,298)
Delaware VIP® Diversified Income Series - Standard Class	—	(640)	(5,594)	(3,722)
Delaware VIP® Emerging Markets Series - Service Class	53,836	567,918	(3,823,257)	(3,018,545)
Delaware VIP® High Yield Series - Service Class	—	(127,591)	(462,050)	(350,993)
Delaware VIP® High Yield Series - Standard Class	—	(6,546)	(24,392)	(14,732)
Delaware VIP® Limited-Term Diversified Income Series - Service Class	—	(219,446)	(795,232)	(651,117)
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	—	(31)	(414)	(63)
Delaware VIP® REIT Series - Service Class	305,441	169,050	(1,101,334)	(902,803)
Delaware VIP® REIT Series - Standard Class	15,024	12,007	(56,175)	(40,625)

Lincoln New York Account N for Variable Annuities

Statements of operations (continued)

Year Ended December 31, 2018

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
Delaware VIP® Small Cap Value Series - Service Class	$121,612	$(342,026)	$(220,414)	$542,479
Delaware VIP® Small Cap Value Series - Standard Class	5,865	(9,325)	(3,460)	12,758
Delaware VIP® Smid Cap Core Series - Service Class	—	(159,681)	(159,681)	(235,266)
Delaware VIP® Smid Cap Core Series - Standard Class	702	(5,597)	(4,895)	220
Delaware VIP® U.S. Growth Series - Service Class	—	(94,389)	(94,389)	91,682
Delaware VIP® Value Series - Service Class	176,836	(208,010)	(31,174)	409,846
Delaware VIP® Value Series - Standard Class	1,432	(1,019)	413	5,524
DWS Alternative Asset Allocation VIP Portfolio - Class A	359	(109)	250	(13)
DWS Alternative Asset Allocation VIP Portfolio - Class B	81,542	(68,646)	12,896	(23,038)
DWS Equity 500 Index VIP Portfolio - Class A	14,579	(14,414)	165	122,189
DWS Small Cap Index VIP Portfolio - Class A	3,457	(5,646)	(2,189)	3,629
Eaton Vance VT Floating-Rate Income Fund - Initial Class	24,183	(5,472)	18,711	(3,840)
Fidelity® VIP Contrafund® Portfolio - Service Class 2	233,560	(871,617)	(638,057)	1,279,397
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	11,804	(9,868)	1,936	(26,259)
Fidelity® VIP Growth Portfolio - Initial Class	589	(3,662)	(3,073)	1,871
Fidelity® VIP Growth Portfolio - Service Class 2	4,675	(184,683)	(180,008)	354,764
Fidelity® VIP Mid Cap Portfolio - Service Class 2	151,742	(614,952)	(463,210)	590,608
Fidelity® VIP Strategic Income Portfolio - Service Class 2	36,956	(11,667)	25,289	(559)
First Trust Dorsey Wright Tactical Core Portfolio - Class I	1,304	(4,864)	(3,560)	1,090
First Trust Multi Income Allocation Portfolio - Class I	6,743	(3,751)	2,992	(84)
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	153,953	(112,846)	41,107	(12,115)
Franklin Founding Funds Allocation VIP Fund - Class 4	14,851	(5,656)	9,195	(2,898)
Franklin Income VIP Fund - Class 2	1,386,118	(473,470)	912,648	176,723
Franklin Income VIP Fund - Class 4	148,896	(45,957)	102,939	16,617
Franklin Mutual Shares VIP Fund - Class 2	372,413	(250,809)	121,604	214,139
Franklin Mutual Shares VIP Fund - Class 4	29,789	(15,559)	14,230	(14,272)
Franklin Rising Dividends VIP Fund - Class 4	9,813	(9,266)	547	12,236
Franklin Small Cap Value VIP Fund - Class 4	1,404	(2,208)	(804)	(618)
Franklin Small-Mid Cap Growth VIP Fund - Class 4	—	(4,778)	(4,778)	(621)
Goldman Sachs VIT Government Money Market Fund - Service Shares	5,171	(4,517)	654	—
Goldman Sachs VIT Large Cap Value Fund - Service Shares	14,319	(15,022)	(703)	(25,404)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	4,701	(2,449)	2,252	(524)
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	189	(415)	(226)	(5,321)
Guggenheim VT Long Short Equity	—	(3,980)	(3,980)	(3,505)
Guggenheim VT Multi-Hedge Strategies	—	(1,575)	(1,575)	(53)
Hartford Capital Appreciation HLS Fund - Class IC	2,417	(5,838)	(3,421)	202
Invesco V.I. American Franchise Fund - Series I Shares	—	(1,910)	(1,910)	3,467
Invesco V.I. American Franchise Fund - Series II Shares	—	(1,548)	(1,548)	62
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	9,195	(9,599)	(404)	(11,294)
Invesco V.I. Comstock Fund - Series II Shares	1,404	(1,180)	224	945
Invesco V.I. Core Equity Fund - Series I Shares	1,093	(1,683)	(590)	3,043
Invesco V.I. Diversified Dividend Fund - Series II Shares	15,099	(8,195)	6,904	475
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	79,726	(100,106)	(20,380)	70,591
Invesco V.I. Equity and Income Fund - Series II Shares	11,572	(6,705)	4,867	5,503
Invesco V.I. International Growth Fund - Series I Shares	156	(105)	51	(1)
Invesco V.I. International Growth Fund - Series II Shares	43,182	(33,372)	9,810	19,828
Ivy VIP Asset Strategy Portfolio - Class II	10,642	(5,817)	4,825	1,085
Ivy VIP Energy Portfolio - Class II	—	(2,119)	(2,119)	(650)
Ivy VIP High Income Portfolio - Class II	50,532	(8,801)	41,731	(1,064)
Ivy VIP Micro Cap Growth Portfolio - Class II	—	(2,659)	(2,659)	52,868
Ivy VIP Mid Cap Growth Portfolio - Class II	—	(4,141)	(4,141)	9,639
Ivy VIP Science and Technology Portfolio - Class II	—	(9,774)	(9,774)	(22,776)
Ivy VIP Small Cap Growth Portfolio - Class II	—	(517)	(517)	(348)
Janus Henderson Balanced Portfolio - Service Shares	14,136	(12,638)	1,498	35,404
Janus Henderson Enterprise Portfolio - Service Shares	347	(5,054)	(4,707)	63,328
Janus Henderson Global Research Portfolio - Service Shares	131	(200)	(69)	167
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	89,152	(62,723)	26,429	(14,858)

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Delaware VIP® Small Cap Value Series - Service Class	$1,454,500	$1,996,979	$(5,616,689)	$(3,840,124)
Delaware VIP® Small Cap Value Series - Standard Class	49,878	62,636	(153,601)	(94,425)
Delaware VIP® Smid Cap Core Series - Service Class	3,308,179	3,072,913	(4,157,118)	(1,243,886)
Delaware VIP® Smid Cap Core Series - Standard Class	120,970	121,190	(166,179)	(49,884)
Delaware VIP® U.S. Growth Series - Service Class	858,582	950,264	(1,135,332)	(279,457)
Delaware VIP® Value Series - Service Class	772,927	1,182,773	(1,815,850)	(664,251)
Delaware VIP® Value Series - Standard Class	5,319	10,843	(8,325)	2,931
DWS Alternative Asset Allocation VIP Portfolio - Class A	—	(13)	(1,942)	(1,705)
DWS Alternative Asset Allocation VIP Portfolio - Class B	—	(23,038)	(487,207)	(497,349)
DWS Equity 500 Index VIP Portfolio - Class A	75,346	197,535	(238,132)	(40,432)
DWS Small Cap Index VIP Portfolio - Class A	24,536	28,165	(69,528)	(43,552)
Eaton Vance VT Floating-Rate Income Fund - Initial Class	—	(3,840)	(63,252)	(48,381)
Fidelity® VIP Contrafund® Portfolio - Service Class 2	4,435,527	5,714,924	(9,351,486)	(4,274,619)
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	37,927	11,668	(102,479)	(88,875)
Fidelity® VIP Growth Portfolio - Initial Class	36,689	38,560	(34,172)	1,315
Fidelity® VIP Growth Portfolio - Service Class 2	1,616,222	1,970,986	(2,022,694)	(231,716)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	3,200,723	3,791,331	(9,299,283)	(5,971,162)
Fidelity® VIP Strategic Income Portfolio - Service Class 2	1,881	1,322	(68,970)	(42,359)
First Trust Dorsey Wright Tactical Core Portfolio - Class I	527	1,617	(42,696)	(44,639)
First Trust Multi Income Allocation Portfolio - Class I	—	(84)	(20,578)	(17,670)
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	17,039	4,924	(763,869)	(717,838)
Franklin Founding Funds Allocation VIP Fund - Class 4	12,154	9,256	(72,728)	(54,277)
Franklin Income VIP Fund - Class 2	—	176,723	(2,722,038)	(1,632,667)
Franklin Income VIP Fund - Class 4	—	16,617	(340,875)	(221,319)
Franklin Mutual Shares VIP Fund - Class 2	579,893	794,032	(2,502,822)	(1,587,186)
Franklin Mutual Shares VIP Fund - Class 4	47,900	33,628	(196,010)	(148,152)
Franklin Rising Dividends VIP Fund - Class 4	50,217	62,453	(99,313)	(36,313)
Franklin Small Cap Value VIP Fund - Class 4	27,479	26,861	(57,403)	(31,346)
Franklin Small-Mid Cap Growth VIP Fund - Class 4	40,827	40,206	(67,420)	(31,992)
Goldman Sachs VIT Government Money Market Fund - Service Shares	—	—	—	654
Goldman Sachs VIT Large Cap Value Fund - Service Shares	77,083	51,679	(182,638)	(131,662)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	—	(524)	(19,296)	(17,568)
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	—	(5,321)	5,380	(167)
Guggenheim VT Long Short Equity	47,579	44,074	(88,455)	(48,361)
Guggenheim VT Multi-Hedge Strategies	—	(53)	(7,566)	(9,194)
Hartford Capital Appreciation HLS Fund - Class IC	53,584	53,786	(96,867)	(46,502)
Invesco V.I. American Franchise Fund - Series I Shares	6,485	9,952	(12,574)	(4,532)
Invesco V.I. American Franchise Fund - Series II Shares	6,515	6,577	(15,251)	(10,222)
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	63,749	52,455	(108,333)	(56,282)
Invesco V.I. Comstock Fund - Series II Shares	9,659	10,604	(24,087)	(13,259)
Invesco V.I. Core Equity Fund - Series I Shares	7,832	10,875	(22,442)	(12,157)
Invesco V.I. Diversified Dividend Fund - Series II Shares	24,227	24,702	(93,962)	(62,356)
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	144,360	214,951	(1,049,998)	(855,427)
Invesco V.I. Equity and Income Fund - Series II Shares	25,712	31,215	(96,280)	(60,198)
Invesco V.I. International Growth Fund - Series I Shares	53	52	(1,388)	(1,285)
Invesco V.I. International Growth Fund - Series II Shares	16,938	36,766	(451,066)	(404,490)
Ivy VIP Asset Strategy Portfolio - Class II	23,621	24,706	(64,748)	(35,217)
Ivy VIP Energy Portfolio - Class II	—	(650)	(60,647)	(63,416)
Ivy VIP High Income Portfolio - Class II	—	(1,064)	(65,217)	(24,550)
Ivy VIP Micro Cap Growth Portfolio - Class II	16,109	68,977	(24,680)	41,638
Ivy VIP Mid Cap Growth Portfolio - Class II	14,709	24,348	(50,127)	(29,920)
Ivy VIP Science and Technology Portfolio - Class II	189,048	166,272	(272,360)	(115,862)
Ivy VIP Small Cap Growth Portfolio - Class II	—	(348)	(46,049)	(46,914)
Janus Henderson Balanced Portfolio - Service Shares	21,167	56,571	(61,842)	(3,773)
Janus Henderson Enterprise Portfolio - Service Shares	16,011	79,339	(75,733)	(1,101)
Janus Henderson Global Research Portfolio - Service Shares	—	167	(1,225)	(1,127)
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	6,550	(8,308)	(55,138)	(37,017)

Lincoln New York Account N for Variable Annuities

Statements of operations (continued)

Year Ended December 31, 2018

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	$—	$(3,669)	$(3,669)	$1,407
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	—	(2,139)	(2,139)	(662)
Lincoln iShares® Global Growth Allocation Fund - Standard Class	1,362	(510)	852	36
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	40,808	(12,859)	27,949	(3,099)
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	—	(4,380)	(4,380)	19,925
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	1,193	(742)	451	310
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	32,952	(11,834)	21,118	(4,337)
LVIP American Balanced Allocation Fund - Service Class	68,094	(52,689)	15,405	12,555
LVIP American Balanced Allocation Fund - Standard Class	161	(51)	110	(1)
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	276,797	(481,234)	(204,437)	522,056
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	49,706	(40,372)	9,334	38,170
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	—	(18)	(18)	562
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	108,682	(154,331)	(45,649)	221,910
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	3,563	(1,507)	2,056	2,402
LVIP American Global Growth Fund - Service Class II	68,844	(133,670)	(64,826)	205,949
LVIP American Global Small Capitalization Fund - Service Class II	22,687	(50,796)	(28,109)	69,865
LVIP American Growth Allocation Fund - Service Class	25,905	(17,937)	7,968	20,735
LVIP American Growth Fund - Service Class II	129,601	(471,183)	(341,582)	949,204
LVIP American Growth-Income Fund - Service Class II	447,419	(443,711)	3,708	671,688
LVIP American International Fund - Service Class II	345,888	(183,863)	162,025	199,341
LVIP American Preservation Fund - Service Class	2,476	(1,876)	600	(1,022)
LVIP Baron Growth Opportunities Fund - Service Class	—	(204,153)	(204,153)	726,759
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	1,498,605	(1,112,167)	386,438	1,384,405
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	—	(1,378,200)	(1,378,200)	320,567
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	355,709	(358,237)	(2,528)	123,689
LVIP BlackRock Inflation Protected Bond Fund - Service Class	2,574,981	(906,676)	1,668,305	(408,445)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	1,040	(160)	880	42
LVIP BlackRock Multi-Asset Income Fund - Service Class	12,358	(4,785)	7,573	(13,162)
LVIP BlackRock Scientific Allocation Fund - Service Class	7,011	(3,384)	3,627	(2,549)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	318,782	(378,297)	(59,515)	210,834
LVIP Blended Core Equity Managed Volatility Fund - Service Class	210,846	(364,332)	(153,486)	494,908
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	57	(31)	26	96
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	293,740	(776,980)	(483,240)	1,167,598
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	1,052	(2,983)	(1,931)	16,088
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	—	(669,922)	(669,922)	1,404,870
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	—	(31)	(31)	141
LVIP Clarion Global Real Estate Fund - Service Class	225,499	(99,456)	126,043	68,158
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	92,142	(173,534)	(81,392)	150,683
LVIP Delaware Bond Fund - Service Class	5,139,962	(2,684,029)	2,455,933	(954,539)
LVIP Delaware Bond Fund - Standard Class	125,139	(66,521)	58,618	(12,864)
LVIP Delaware Diversified Floating Rate Fund - Service Class	1,742,860	(833,445)	909,415	50,940
LVIP Delaware Diversified Floating Rate Fund - Standard Class	2,140	(364)	1,776	401
LVIP Delaware Social Awareness Fund - Service Class	35,198	(57,452)	(22,254)	48,550
LVIP Delaware Social Awareness Fund - Standard Class	3,276	(3,979)	(703)	16,748
LVIP Delaware Special Opportunities Fund - Service Class	47,222	(69,692)	(22,470)	15,887
LVIP Delaware Wealth Builder Fund - Service Class	39,724	(25,108)	14,616	11,038
LVIP Delaware Wealth Builder Fund - Standard Class	4,039	(2,303)	1,736	(3,021)
LVIP Dimensional International Core Equity Fund - Service Class	73,511	(62,237)	11,274	6,564
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	493,032	(400,688)	92,344	226,603
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	87,990	(106,582)	(18,592)	54,857
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	70	(31)	39	38
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	55,639	(88,385)	(32,746)	90,851
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	399,935	(786,480)	(386,545)	934,746
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	1,078,371	(849,502)	228,869	(171,658)
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	101	(31)	70	(12)
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class	334,763	(577,157)	(242,394)	788,155

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	$1,588	$2,995	$(20,102)	$(20,776)
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	274	(388)	(7,885)	(10,412)
Lincoln iShares® Global Growth Allocation Fund - Standard Class	—	36	(5,731)	(4,843)
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	21,576	18,477	(100,361)	(53,935)
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	78,110	98,035	(116,579)	(22,924)
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	12,036	12,346	(19,911)	(7,114)
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	—	(4,337)	(17,505)	(724)
LVIP American Balanced Allocation Fund - Service Class	126,768	139,323	(390,226)	(235,498)
LVIP American Balanced Allocation Fund - Standard Class	241	240	(714)	(364)
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	1,182,678	1,704,734	(5,535,578)	(4,035,281)
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	50,489	88,659	(242,441)	(144,448)
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	—	562	(531)	13
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	187,787	409,697	(929,592)	(565,544)
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	3,949	6,351	(18,698)	(10,291)
LVIP American Global Growth Fund - Service Class II	170,606	376,555	(1,373,051)	(1,061,322)
LVIP American Global Small Capitalization Fund - Service Class II	4,024	73,889	(439,771)	(393,991)
LVIP American Growth Allocation Fund - Service Class	65,630	86,365	(200,409)	(106,076)
LVIP American Growth Fund - Service Class II	1,852,123	2,801,327	(3,608,023)	(1,148,278)
LVIP American Growth-Income Fund - Service Class II	1,186,196	1,857,884	(3,310,668)	(1,449,076)
LVIP American International Fund - Service Class II	97,636	296,977	(2,348,650)	(1,889,648)
LVIP American Preservation Fund - Service Class	—	(1,022)	(115)	(537)
LVIP Baron Growth Opportunities Fund - Service Class	508,870	1,235,629	(1,751,841)	(720,365)
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	—	1,384,405	(8,805,804)	(7,034,961)
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	—	320,567	(6,731,930)	(7,789,563)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	—	123,689	(1,360,281)	(1,239,120)
LVIP BlackRock Inflation Protected Bond Fund - Service Class	—	(408,445)	(2,163,063)	(903,203)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	—	42	(1,068)	(146)
LVIP BlackRock Multi-Asset Income Fund - Service Class	—	(13,162)	(1,093)	(6,682)
LVIP BlackRock Scientific Allocation Fund - Service Class	56,124	53,575	(80,973)	(23,771)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	—	210,834	(1,420,119)	(1,268,800)
LVIP Blended Core Equity Managed Volatility Fund - Service Class	748,470	1,243,378	(2,116,363)	(1,026,471)
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	149	245	(413)	(142)
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	5,461,025	6,628,623	(9,764,635)	(3,619,252)
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	14,567	30,655	(36,092)	(7,368)
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	—	1,404,870	(1,475,010)	(740,062)
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	—	141	(100)	10
LVIP Clarion Global Real Estate Fund - Service Class	—	68,158	(857,081)	(662,880)
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	262,030	412,713	(1,300,413)	(969,092)
LVIP Delaware Bond Fund - Service Class	—	(954,539)	(6,163,483)	(4,662,089)
LVIP Delaware Bond Fund - Standard Class	—	(12,864)	(150,599)	(104,845)
LVIP Delaware Diversified Floating Rate Fund - Service Class	—	50,940	(1,801,929)	(841,574)
LVIP Delaware Diversified Floating Rate Fund - Standard Class	—	401	(2,409)	(232)
LVIP Delaware Social Awareness Fund - Service Class	357,811	406,361	(580,404)	(196,297)
LVIP Delaware Social Awareness Fund - Standard Class	23,734	40,482	(52,279)	(12,500)
LVIP Delaware Special Opportunities Fund - Service Class	415,035	430,922	(1,169,268)	(760,816)
LVIP Delaware Wealth Builder Fund - Service Class	262,583	273,621	(397,354)	(109,117)
LVIP Delaware Wealth Builder Fund - Standard Class	28,103	25,082	(36,686)	(9,868)
LVIP Dimensional International Core Equity Fund - Service Class	—	6,564	(928,433)	(910,595)
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	—	226,603	(5,339,780)	(5,020,833)
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	159,570	214,427	(933,424)	(737,589)
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	109	147	(527)	(341)
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	—	90,851	(850,431)	(792,326)
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	—	934,746	(5,316,719)	(4,768,518)
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	28,627	(143,031)	(1,036,614)	(950,776)
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	3	(9)	(103)	(42)
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class	1,219,849	2,008,004	(4,365,039)	(2,599,429)

Lincoln New York Account N for Variable Annuities

Statements of operations (continued)

Year Ended December 31, 2018

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Standard Class	$64	$(31)	$33	$68
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	744,681	(969,576)	(224,895)	868,951
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	15,431	(12,622)	2,809	2,637
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	743,467	(407,706)	335,761	213,070
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	476	(96)	380	2
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	1,333	(53)	1,280	(3)
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	2,060,096	(1,526,977)	533,119	773,555
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	4,594	(3,114)	1,480	(181)
LVIP Global Growth Allocation Managed Risk Fund - Service Class	8,431,800	(6,371,398)	2,060,402	6,333,707
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	—	(19)	(19)	875
LVIP Global Income Fund - Service Class	1,254,375	(572,899)	681,476	(75,959)
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	8,012,302	(6,099,986)	1,912,316	5,988,804
LVIP Goldman Sachs Income Builder Fund - Service Class	20,975	(7,235)	13,740	(351)
LVIP Government Money Market Fund - Service Class	148,721	(234,677)	(85,956)	1
LVIP Government Money Market Fund - Standard Class	11,747	(13,427)	(1,680)	—
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	424,239	(433,648)	(9,409)	400,085
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	137,844	(137,205)	639	101,430
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	83	(31)	52	44
LVIP JPMorgan High Yield Fund - Service Class	549,318	(146,443)	402,875	(43,515)
LVIP JPMorgan Retirement Income Fund - Service Class	15,004	(6,358)	8,646	(8,614)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	541,828	(730,346)	(188,518)	887,840
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	970	(388)	582	34
LVIP MFS International Equity Managed Volatility Fund - Service Class	574,533	(465,549)	108,984	349,923
LVIP MFS International Growth Fund - Service Class	96,677	(136,443)	(39,766)	260,018
LVIP MFS Value Fund - Service Class	388,798	(370,669)	18,129	679,803
LVIP Mondrian International Value Fund - Service Class	294,552	(169,034)	125,518	76,640
LVIP Mondrian International Value Fund - Standard Class	24,883	(13,102)	11,781	11,786
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	23,914	(48,226)	(24,312)	44,011
LVIP PIMCO Low Duration Bond Fund - Service Class	826,887	(556,413)	270,474	(20,805)
LVIP PIMCO Low Duration Bond Fund - Standard Class	113	(30)	83	(1)
LVIP SSGA Bond Index Fund - Service Class	1,251,184	(861,065)	390,119	(351,522)
LVIP SSGA Bond Index Fund - Standard Class	2,156	(1,351)	805	(854)
LVIP SSGA Conservative Index Allocation Fund - Service Class	157,570	(121,425)	36,145	65,190
LVIP SSGA Conservative Structured Allocation Fund - Service Class	244,551	(161,539)	83,012	37,356
LVIP SSGA Developed International 150 Fund - Service Class	238,087	(116,324)	121,763	101,098
LVIP SSGA Emerging Markets 100 Fund - Service Class	337,031	(125,331)	211,700	(76,888)
LVIP SSGA Emerging Markets 100 Fund - Standard Class	645	(94)	551	(1)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	1,632,673	(1,064,593)	568,080	826,610
LVIP SSGA International Index Fund - Service Class	309,587	(208,170)	101,417	269,834
LVIP SSGA International Managed Volatility Fund - Service Class	561,434	(429,467)	131,967	311,527
LVIP SSGA Large Cap 100 Fund - Service Class	296,878	(260,498)	36,380	171,833
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	617,472	(597,635)	19,837	688,522
LVIP SSGA Mid-Cap Index Fund - Service Class	47,225	(39,219)	8,006	42,149
LVIP SSGA Moderate Index Allocation Fund - Service Class	619,352	(501,231)	118,121	478,286
LVIP SSGA Moderate Structured Allocation Fund - Service Class	1,512,551	(880,337)	632,214	765,304
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	279,567	(242,043)	37,524	449,564
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	802,762	(483,632)	319,130	333,763
LVIP SSGA S&P 500 Index Fund - Service Class	1,111,141	(1,064,707)	46,434	3,872,734
LVIP SSGA S&P 500 Index Fund - Standard Class	24,495	(23,793)	702	68,399
LVIP SSGA Short-Term Bond Index Fund - Service Class	22,637	(7,577)	15,060	619
LVIP SSGA Small-Cap Index Fund - Service Class	148,400	(303,782)	(155,382)	937,198
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	237,526	(133,491)	104,035	44,693
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	961	(329)	632	(93)
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	545,922	(615,366)	(69,444)	833,980
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	380	(148)	232	18
LVIP T. Rowe Price 2010 Fund - Service Class	6,775	(5,411)	1,364	810

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Standard Class	$162	$230	$(553)	$(290)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	—	868,951	(7,528,927)	(6,884,871)
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	—	2,637	(64,744)	(59,298)
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	—	213,070	(2,693,461)	(2,144,630)
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	—	2	(1,427)	(1,045)
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	—	(3)	(2,295)	(1,018)
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	1,328,413	2,101,968	(8,325,977)	(5,690,890)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	2,666	2,485	(15,018)	(11,053)
LVIP Global Growth Allocation Managed Risk Fund - Service Class	—	6,333,707	(40,086,714)	(31,692,605)
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	—	875	(833)	23
LVIP Global Income Fund - Service Class	52,529	(23,430)	(703,212)	(45,166)
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	1,659,143	7,647,947	(36,414,282)	(26,854,019)
LVIP Goldman Sachs Income Builder Fund - Service Class	—	(351)	(49,596)	(36,207)
LVIP Government Money Market Fund - Service Class	2	3	—	(85,953)
LVIP Government Money Market Fund - Standard Class	—	—	—	(1,680)
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	944,668	1,344,753	(4,373,518)	(3,038,174)
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	—	101,430	(1,200,160)	(1,098,091)
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	—	44	(552)	(456)
LVIP JPMorgan High Yield Fund - Service Class	—	(43,515)	(810,603)	(451,243)
LVIP JPMorgan Retirement Income Fund - Service Class	56,259	47,645	(88,061)	(31,770)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	—	887,840	(6,999,090)	(6,299,768)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	—	34	(9,059)	(8,443)
LVIP MFS International Equity Managed Volatility Fund - Service Class	—	349,923	(3,750,535)	(3,291,628)
LVIP MFS International Growth Fund - Service Class	84,533	344,551	(1,223,947)	(919,162)
LVIP MFS Value Fund - Service Class	867,556	1,547,359	(4,420,442)	(2,854,954)
LVIP Mondrian International Value Fund - Service Class	127,798	204,438	(1,715,790)	(1,385,834)
LVIP Mondrian International Value Fund - Standard Class	9,846	21,632	(136,488)	(103,075)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	291,336	335,347	(669,439)	(358,404)
LVIP PIMCO Low Duration Bond Fund - Service Class	—	(20,805)	(468,373)	(218,704)
LVIP PIMCO Low Duration Bond Fund - Standard Class	—	(1)	(58)	24
LVIP SSGA Bond Index Fund - Service Class	—	(351,522)	(1,266,478)	(1,227,881)
LVIP SSGA Bond Index Fund - Standard Class	—	(854)	(1,767)	(1,816)
LVIP SSGA Conservative Index Allocation Fund - Service Class	34,767	99,957	(597,983)	(461,881)
LVIP SSGA Conservative Structured Allocation Fund - Service Class	97,829	135,185	(893,064)	(674,867)
LVIP SSGA Developed International 150 Fund - Service Class	168,220	269,318	(1,648,292)	(1,257,211)
LVIP SSGA Emerging Markets 100 Fund - Service Class	—	(76,888)	(1,313,949)	(1,179,137)
LVIP SSGA Emerging Markets 100 Fund - Standard Class	—	(1)	(2,511)	(1,961)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	—	826,610	(7,799,650)	(6,404,960)
LVIP SSGA International Index Fund - Service Class	—	269,834	(2,425,263)	(2,054,012)
LVIP SSGA International Managed Volatility Fund - Service Class	—	311,527	(4,345,387)	(3,901,893)
LVIP SSGA Large Cap 100 Fund - Service Class	927,192	1,099,025	(3,098,150)	(1,962,745)
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	236,525	925,047	(3,697,028)	(2,752,144)
LVIP SSGA Mid-Cap Index Fund - Service Class	183,299	225,448	(770,308)	(536,854)
LVIP SSGA Moderate Index Allocation Fund - Service Class	117,346	595,632	(3,316,475)	(2,602,722)
LVIP SSGA Moderate Structured Allocation Fund - Service Class	722,029	1,487,333	(6,962,950)	(4,843,403)
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	62,731	512,295	(1,979,010)	(1,429,191)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	164,636	498,399	(3,637,529)	(2,820,000)
LVIP SSGA S&P 500 Index Fund - Service Class	1,227,869	5,100,603	(9,543,005)	(4,395,968)
LVIP SSGA S&P 500 Index Fund - Standard Class	25,564	93,963	(169,558)	(74,893)
LVIP SSGA Short-Term Bond Index Fund - Service Class	—	619	(7,186)	8,493
LVIP SSGA Small-Cap Index Fund - Service Class	675,851	1,613,049	(4,070,244)	(2,612,577)
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	200,445	245,138	(1,637,018)	(1,287,845)
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	746	653	(5,695)	(4,410)
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	—	833,980	(5,604,936)	(4,840,400)
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	—	18	(2,921)	(2,671)
LVIP T. Rowe Price 2010 Fund - Service Class	22,933	23,743	(47,229)	(22,122)

Lincoln New York Account N for Variable Annuities

Statements of operations (continued)

Year Ended December 31, 2018

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP T. Rowe Price 2020 Fund - Service Class	$1,281	$(3,227)	$(1,946)	$45,952
LVIP T. Rowe Price 2030 Fund - Service Class	889	(1,121)	(232)	271
LVIP T. Rowe Price 2040 Fund - Service Class	378	(388)	(10)	81
LVIP T. Rowe Price Growth Stock Fund - Service Class	18,421	(343,978)	(325,557)	1,534,329
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	16,094	(145,851)	(129,757)	445,821
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	738	(3,333)	(2,595)	8,529
LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class	2,713	(174)	2,539	(5)
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	746,771	(747,020)	(249)	599,792
LVIP Vanguard Domestic Equity ETF Fund - Service Class	196,331	(233,230)	(36,899)	630,917
LVIP Vanguard International Equity ETF Fund - Service Class	200,356	(137,267)	63,089	136,033
LVIP Wellington Capital Growth Fund - Service Class	—	(77,916)	(77,916)	396,888
LVIP Wellington Mid-Cap Value Fund - Service Class	26,883	(99,347)	(72,464)	300,899
LVIP Western Asset Core Bond Fund - Service Class	349,399	(127,312)	222,087	(39,596)
MFS® VIT Growth Series - Initial Class	68	(1,024)	(956)	2,575
MFS® VIT Growth Series - Service Class	—	(107,617)	(107,617)	176,002
MFS® VIT Total Return Series - Initial Class	4,285	(3,043)	1,242	(3,028)
MFS® VIT Total Return Series - Service Class	98,954	(73,240)	25,714	(11,509)
MFS® VIT Utilities Series - Initial Class	2,567	(3,112)	(545)	121
MFS® VIT Utilities Series - Service Class	94,830	(180,886)	(86,056)	109,400
MFS® VIT II Core Equity Portfolio - Service Class	172	(649)	(477)	93
MFS® VIT II International Value Portfolio - Service Class	15,162	(18,407)	(3,245)	(7,333)
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	9,877	(4,559)	5,318	(2,354)
Morgan Stanley VIF Growth Portfolio - Class II	—	(673)	(673)	508
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	11,583	(30,426)	(18,843)	115,856
Oppenheimer Global Fund/VA Service Shares	1,889	(2,203)	(314)	4,423
Oppenheimer International Growth Fund/VA Service Shares	5,055	(9,450)	(4,395)	1,717
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	178	(3,294)	(3,116)	807
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	6,822	(2,768)	4,054	(3,304)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	70,932	(53,209)	17,723	(107,069)
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	13,979	(6,325)	7,654	(9)
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	6,884	(2,068)	4,816	(635)
Putnam VT Equity Income Fund - Class IB	109	(407)	(298)	163
Putnam VT George Putnam Balanced Fund - Class IB	11,556	(30,760)	(19,204)	20,320
Putnam VT Global Health Care Fund - Class IB	3,435	(4,197)	(762)	(8,230)
Putnam VT Income Fund - Class IB	10,407	(3,334)	7,073	(1,188)
Putnam VT Multi-Asset Absolute Return Fund - Class IB	743	(3,473)	(2,730)	1,059
QS Variable Conservative Growth - Class II	21,955	(7,006)	14,949	(12,572)
Rational Trend Aggregation VA Fund	1,235	(416)	819	89
SEI VP Market Plus Strategy Fund - Class III	49	(25)	24	6
Templeton Foreign VIP Fund - Class 4	4,547	(1,696)	2,851	6,433
Templeton Global Bond VIP Fund - Class 2	—	(120,010)	(120,010)	(47,967)
Templeton Global Bond VIP Fund - Class 4	—	(16,286)	(16,286)	6,424
Templeton Growth VIP Fund - Class 2	36,057	(30,829)	5,228	52,926
VanEck VIP Global Hard Assets Fund - Class S Shares	—	(2,535)	(2,535)	1,698
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	16,313	(3,860)	12,453	(1)
Virtus Rampart Equity Trend Series - Class A Shares	8	(96)	(88)	(4,830)

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP T. Rowe Price 2020 Fund - Service Class	$4,017	$49,969	$(54,202)	$(6,179)
LVIP T. Rowe Price 2030 Fund - Service Class	1,583	1,854	(7,339)	(5,717)
LVIP T. Rowe Price 2040 Fund - Service Class	1,003	1,084	(3,906)	(2,832)
LVIP T. Rowe Price Growth Stock Fund - Service Class	1,734,378	3,268,707	(3,422,190)	(479,040)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	779,428	1,225,249	(1,614,522)	(519,030)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	15,901	24,430	(30,838)	(9,003)
LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class	—	(5)	(6,408)	(3,874)
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	6,665	606,457	(3,628,754)	(3,022,546)
LVIP Vanguard Domestic Equity ETF Fund - Service Class	33,362	664,279	(1,734,895)	(1,107,515)
LVIP Vanguard International Equity ETF Fund - Service Class	—	136,033	(1,835,144)	(1,636,022)
LVIP Wellington Capital Growth Fund - Service Class	421,345	818,233	(786,182)	(45,865)
LVIP Wellington Mid-Cap Value Fund - Service Class	188,912	489,811	(1,417,185)	(999,838)
LVIP Western Asset Core Bond Fund - Service Class	—	(39,596)	(292,520)	(110,029)
MFS® VIT Growth Series - Initial Class	5,052	7,627	(3,597)	3,074
MFS® VIT Growth Series - Service Class	520,154	696,156	(669,074)	(80,535)
MFS® VIT Total Return Series - Initial Class	8,731	5,703	(19,937)	(12,992)
MFS® VIT Total Return Series - Service Class	227,859	216,350	(607,887)	(365,823)
MFS® VIT Utilities Series - Initial Class	891	1,012	1,027	1,494
MFS® VIT Utilities Series - Service Class	43,353	152,753	(127,612)	(60,915)
MFS® VIT II Core Equity Portfolio - Service Class	4,185	4,278	(6,352)	(2,551)
MFS® VIT II International Value Portfolio - Service Class	18,850	11,517	(190,949)	(182,677)
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	13,437	11,083	(51,804)	(35,403)
Morgan Stanley VIF Growth Portfolio - Class II	19,648	20,156	(24,103)	(4,620)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	80,249	196,105	(457,875)	(280,613)
Oppenheimer Global Fund/VA Service Shares	17,623	22,046	(57,292)	(35,560)
Oppenheimer International Growth Fund/VA Service Shares	16,022	17,739	(203,809)	(190,465)
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	38,866	39,673	(74,020)	(37,463)
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	—	(3,304)	(18,723)	(17,973)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	—	(107,069)	(485,034)	(574,380)
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	—	(9)	(9,456)	(1,811)
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	—	(635)	(15,338)	(11,157)
Putnam VT Equity Income Fund - Class IB	701	864	(2,225)	(1,659)
Putnam VT George Putnam Balanced Fund - Class IB	—	20,320	(118,434)	(117,318)
Putnam VT Global Health Care Fund - Class IB	57,223	48,993	(49,104)	(873)
Putnam VT Income Fund - Class IB	—	(1,188)	(7,696)	(1,811)
Putnam VT Multi-Asset Absolute Return Fund - Class IB	7,678	8,737	(30,331)	(24,324)
QS Variable Conservative Growth - Class II	16,643	4,071	(71,818)	(52,798)
Rational Trend Aggregation VA Fund	—	89	(2,641)	(1,733)
SEI VP Market Plus Strategy Fund - Class III	—	6	(325)	(295)
Templeton Foreign VIP Fund - Class 4	—	6,433	(29,320)	(20,036)
Templeton Global Bond VIP Fund - Class 2	—	(47,967)	181,743	13,766
Templeton Global Bond VIP Fund - Class 4	—	6,424	16,937	7,075
Templeton Growth VIP Fund - Class 2	152,709	205,635	(501,449)	(290,586)
VanEck VIP Global Hard Assets Fund - Class S Shares	—	1,698	(67,630)	(68,467)
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	—	(1)	(27,518)	(15,066)
Virtus Rampart Equity Trend Series - Class A Shares	5,645	815	(387)	340

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets

Years Ended December 31, 2017 and 2018

	AB VPS Global Thematic Growth Portfolio - Class B Subaccount	AB VPS Large Cap Growth Portfolio - Class B Subaccount	AB VPS Small/Mid Cap Value Portfolio - Class B Subaccount	ALPS/Alerian Energy Infrastructure Portfolio - Class III Subaccount	ALPS/Red Rocks Listed Private Equity Portfolio - Class III Subaccount	ALPS/Stadion Core ETF Portfolio - Class III Subaccount	ALPS/Stadion Tactical Growth Portfolio - Class III Subaccount
NET ASSETS AT JANUARY 1, 2017	$1,734,260	$295,067	$10,212,939	$124,006	$41,488	$41,310	$83,227
Changes From Operations:
• Net investment income (loss)	(28,807)	(4,759)	(142,382)	1,614	1,285	(1,666)	(1,181)
• Net realized gain (loss) on investments	123,806	130,108	730,213	(1,279)	5,634	2,697	2,934
• Net change in unrealized appreciation or depreciation on investments	492,651	(44,257)	494,835	(6,330)	4,149	20,749	14,019
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	587,650	81,092	1,082,666	(5,995)	11,068	21,780	15,772
Changes From Unit Transactions:
• Net unit transactions	75,152	(24,641)	(623,407)	119,305	40,578	572,550	58,911
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	75,152	(24,641)	(623,407)	119,305	40,578	572,550	58,911
TOTAL INCREASE (DECREASE) IN NET ASSETS	662,802	56,451	459,259	113,310	51,646	594,330	74,683
NET ASSETS AT DECEMBER 31, 2017	2,397,062	351,518	10,672,198	237,316	93,134	635,640	157,910
Changes From Operations:
• Net investment income (loss)	(36,847)	(5,537)	(147,581)	930	7,000	(9,344)	(1,905)
• Net realized gain (loss) on investments	175,226	48,338	1,022,268	(1,915)	569	30,655	7,813
• Net change in unrealized appreciation or depreciation on investments	(398,615)	(39,166)	(2,565,746)	(44,737)	(30,060)	(122,706)	(32,709)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(260,236)	3,635	(1,691,059)	(45,722)	(22,491)	(101,395)	(26,801)
Changes From Unit Transactions:
• Net unit transactions	(136,550)	(35,641)	(277,834)	(12,613)	71,196	844,894	246,146
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(136,550)	(35,641)	(277,834)	(12,613)	71,196	844,894	246,146
TOTAL INCREASE (DECREASE) IN NET ASSETS	(396,786)	(32,006)	(1,968,893)	(58,335)	48,705	743,499	219,345
NET ASSETS AT DECEMBER 31, 2018	$2,000,276	$319,512	$8,703,305	$178,981	$141,839	$1,379,139	$377,255

See accompanying notes.

	American Century VP Balanced Fund - Class II Subaccount	American Century VP Large Company Value Fund - Class II Subaccount	American Funds Asset Allocation Fund - Class 1 Subaccount	American Funds Asset Allocation Fund - Class 4 Subaccount	American Funds Blue Chip Income and Growth Fund - Class 1 Subaccount	American Funds Blue Chip Income and Growth Fund - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2017	$1,366,982	$—	$3,446	$4,328,187	$99,549	$613,079
Changes From Operations:
• Net investment income (loss)	(5,427)	(603)	50	14,071	693	7,011
• Net realized gain (loss) on investments	135,426	(386)	207	282,212	3,861	30,530
• Net change in unrealized appreciation or depreciation on investments	126,996	9,183	365	425,211	10,657	72,078
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	256,995	8,194	622	721,494	15,211	109,619
Changes From Unit Transactions:
• Net unit transactions	2,404,462	230,262	600	1,719,862	(8,021)	194,087
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,404,462	230,262	600	1,719,862	(8,021)	194,087
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,661,457	238,456	1,222	2,441,356	7,190	303,706
NET ASSETS AT DECEMBER 31, 2017	4,028,439	238,456	4,668	6,769,543	106,739	916,785
Changes From Operations:
• Net investment income (loss)	(15,105)	2,455	59	23,338	439	5,826
• Net realized gain (loss) on investments	42,652	11,482	215	366,287	8,763	64,528
• Net change in unrealized appreciation or depreciation on investments	(423,652)	(172,128)	(504)	(891,101)	(17,714)	(162,071)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(396,105)	(158,191)	(230)	(501,476)	(8,512)	(91,717)
Changes From Unit Transactions:
• Net unit transactions	2,802,142	1,389,214	(4)	1,483,730	(10,355)	26,953
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,802,142	1,389,214	(4)	1,483,730	(10,355)	26,953
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,406,037	1,231,023	(234)	982,254	(18,867)	(64,764)
NET ASSETS AT DECEMBER 31, 2018	$6,434,476	$1,469,479	$4,434	$7,751,797	$87,872	$852,021

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	American Funds Bond Fund - Class 1 Subaccount	American Funds Capital Income Builder® - Class 1 Subaccount	American Funds Capital Income Builder® - Class 4 Subaccount	American Funds Global Bond Fund - Class 1 Subaccount	American Funds Global Growth and Income Fund - Class 1 Subaccount	American Funds Global Growth Fund - Class 2 Subaccount	American Funds Global Growth Fund - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2017	$29,932	$21,449	$1,150,030	$25,682	$51,889	$11,114,285	$405,811
Changes From Operations:
• Net investment income (loss)	594	517	15,508	(2)	1,078	(127,669)	(9,308)
• Net realized gain (loss) on investments	510	14	9,921	183	1,492	771,011	73,172
• Net change in unrealized appreciation or depreciation on investments	(42)	2,040	107,007	1,637	11,008	2,425,615	423,946
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,062	2,571	132,436	1,818	13,578	3,068,957	487,810
Changes From Unit Transactions:
• Net unit transactions	8,548	(1,321)	94,115	10,170	1,996	(1,766,416)	1,885,514
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	8,548	(1,321)	94,115	10,170	1,996	(1,766,416)	1,885,514
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,610	1,250	226,551	11,988	15,574	1,302,541	2,373,324
NET ASSETS AT DECEMBER 31, 2017	39,542	22,699	1,376,581	37,670	67,463	12,416,826	2,779,135
Changes From Operations:
• Net investment income (loss)	855	412	18,850	897	909	(122,748)	(17,352)
• Net realized gain (loss) on investments	(61)	398	4,494	151	5,279	1,314,431	208,886
• Net change in unrealized appreciation or depreciation on investments	(1,195)	(2,058)	(140,895)	(1,797)	(13,435)	(2,286,868)	(519,915)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(401)	(1,248)	(117,551)	(749)	(7,247)	(1,095,185)	(328,381)
Changes From Unit Transactions:
• Net unit transactions	3,576	(7,578)	74,638	14,312	5,972	(1,589,760)	356,299
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,576	(7,578)	74,638	14,312	5,972	(1,589,760)	356,299
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,175	(8,826)	(42,913)	13,563	(1,275)	(2,684,945)	27,918
NET ASSETS AT DECEMBER 31, 2018	$42,717	$13,873	$1,333,668	$51,233	$66,188	$9,731,881	$2,807,053

See accompanying notes.

	American Funds Global Small Capitalization Fund - Class 1 Subaccount	American Funds Global Small Capitalization Fund - Class 2 Subaccount	American Funds Global Small Capitalization Fund - Class 4 Subaccount	American Funds Growth Fund - Class 1 Subaccount	American Funds Growth Fund - Class 2 Subaccount	American Funds Growth Fund - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2017	$11,069	$8,065,153	$212,517	$41,154	$56,013,804	$2,718,328
Changes From Operations:
• Net investment income (loss)	6	(92,448)	(2,845)	94	(712,060)	(24,177)
• Net realized gain (loss) on investments	—	137,908	(2,887)	5,052	8,232,155	344,327
• Net change in unrealized appreciation or depreciation on investments	3,272	1,771,824	75,504	7,751	6,126,563	451,823
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,278	1,817,284	69,772	12,897	13,646,658	771,973
Changes From Unit Transactions:
• Net unit transactions	4,961	(988,189)	189,829	14,070	(10,722,093)	678,159
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	4,961	(988,189)	189,829	14,070	(10,722,093)	678,159
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,239	829,095	259,601	26,967	2,924,565	1,450,132
NET ASSETS AT DECEMBER 31, 2017	19,308	8,894,248	472,118	68,121	58,938,369	4,168,460
Changes From Operations:
• Net investment income (loss)	(66)	(120,249)	(6,152)	81	(741,506)	(41,452)
• Net realized gain (loss) on investments	1,003	625,877	22,654	8,143	8,353,575	511,647
• Net change in unrealized appreciation or depreciation on investments	(3,915)	(1,400,803)	(76,915)	(10,137)	(7,901,935)	(576,657)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,978)	(895,175)	(60,413)	(1,913)	(289,866)	(106,462)
Changes From Unit Transactions:
• Net unit transactions	7,196	(1,080,355)	37,481	18,881	(9,685,651)	581,973
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	7,196	(1,080,355)	37,481	18,881	(9,685,651)	581,973
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,218	(1,975,530)	(22,932)	16,968	(9,975,517)	475,511
NET ASSETS AT DECEMBER 31, 2018	$23,526	$6,918,718	$449,186	$85,089	$48,962,852	$4,643,971

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	American Funds Growth- Income Fund - Class 1 Subaccount	American Funds Growth- Income Fund - Class 2 Subaccount	American Funds Growth- Income Fund - Class 4 Subaccount	American Funds High-Income Bond Fund - Class 1 Subaccount	American Funds International Fund - Class 1 Subaccount	American Funds International Fund - Class 2 Subaccount	American Funds International Fund - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2017	$91,921	$59,038,784	$2,205,052	$17,764	$86,494	$22,016,254	$1,353,410
Changes From Operations:
• Net investment income (loss)	979	(182,549)	4,383	1,529	377	(99,834)	5,369
• Net realized gain (loss) on investments	6,625	6,138,708	176,042	—	681	935,401	36,008
• Net change in unrealized appreciation or depreciation on investments	14,140	5,286,604	318,127	(220)	24,414	5,315,211	418,230
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,744	11,242,763	498,552	1,309	25,472	6,150,778	459,607
Changes From Unit Transactions:
• Net unit transactions	22,442	(9,221,322)	483,943	7,443	(9,257)	(4,950,714)	436,698
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	22,442	(9,221,322)	483,943	7,443	(9,257)	(4,950,714)	436,698
TOTAL INCREASE (DECREASE) IN NET ASSETS	44,186	2,021,441	982,495	8,752	16,215	1,200,064	896,305
NET ASSETS AT DECEMBER 31, 2017	136,107	61,060,225	3,187,547	26,516	102,709	23,216,318	2,249,715
Changes From Operations:
• Net investment income (loss)	1,544	(189,357)	788	2,051	972	(3,499)	11,140
• Net realized gain (loss) on investments	10,706	6,147,692	283,714	(3)	5,063	1,622,556	115,249
• Net change in unrealized appreciation or depreciation on investments	(17,855)	(7,302,964)	(386,284)	(3,138)	(20,477)	(4,601,669)	(515,134)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(5,605)	(1,344,629)	(101,782)	(1,090)	(14,442)	(2,982,612)	(388,745)
Changes From Unit Transactions:
• Net unit transactions	35,285	(9,232,751)	166,692	10,793	5,397	(2,865,063)	512,846
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	35,285	(9,232,751)	166,692	10,793	5,397	(2,865,063)	512,846
TOTAL INCREASE (DECREASE) IN NET ASSETS	29,680	(10,577,380)	64,910	9,703	(9,045)	(5,847,675)	124,101
NET ASSETS AT DECEMBER 31, 2018	$165,787	$50,482,845	$3,252,457	$36,219	$93,664	$17,368,643	$2,373,816

See accompanying notes.

	American Funds International Growth and Income Fund - Class 1 Subaccount	American Funds Managed Risk Asset Allocation Fund - Class P1 Subaccount	American Funds Managed Risk Asset Allocation Fund - Class P2 Subaccount	American Funds Mortgage Fund - Class 4 Subaccount	American Funds New World Fund® - Class 1 Subaccount	American Funds New World Fund® - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2017	$15,722	$7,181	$9,433,273	$296,225	$27,423	$699,210
Changes From Operations:
• Net investment income (loss)	467	15	(78,846)	166	50	(2,620)
• Net realized gain (loss) on investments	—	83	241,074	737	309	14,195
• Net change in unrealized appreciation or depreciation on investments	3,976	941	1,204,867	(2,078)	7,478	222,577
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,443	1,039	1,367,095	(1,175)	7,837	234,152
Changes From Unit Transactions:
• Net unit transactions	7,443	—	2,055,870	19,618	1,488	418,830
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	7,443	—	2,055,870	19,618	1,488	418,830
TOTAL INCREASE (DECREASE) IN NET ASSETS	11,886	1,039	3,422,965	18,443	9,325	652,982
NET ASSETS AT DECEMBER 31, 2017	27,608	8,220	12,856,238	314,668	36,748	1,352,192
Changes From Operations:
• Net investment income (loss)	691	(19)	(15,585)	1,142	80	(6,578)
• Net realized gain (loss) on investments	8	1,082	683,617	(2,723)	1,235	44,005
• Net change in unrealized appreciation or depreciation on investments	(4,888)	(1,082)	(1,661,901)	(2,770)	(7,412)	(246,733)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,189)	(19)	(993,869)	(4,351)	(6,097)	(209,306)
Changes From Unit Transactions:
• Net unit transactions	10,793	(8,201)	2,721,578	(52,230)	7,152	(7,265)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	10,793	(8,201)	2,721,578	(52,230)	7,152	(7,265)
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,604	(8,220)	1,727,709	(56,581)	1,055	(216,571)
NET ASSETS AT DECEMBER 31, 2018	$34,212	$—	$14,583,947	$258,087	$37,803	$1,135,621

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	BlackRock Global Allocation V.I. Fund - Class I Subaccount	BlackRock Global Allocation V.I. Fund - Class III Subaccount	BlackRock iShares® Alternative Strategies V.I. Fund - Class III Subaccount	ClearBridge Variable Aggressive Growth Portfolio - Class II Subaccount	ClearBridge Variable Large Cap Growth Portfolio - Class II Subaccount	ClearBridge Variable Mid Cap Portfolio - Class II Subaccount	Columbia VP Commodity Strategy Fund - Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2017	$28,101	$56,024,512	$83,185	$252,188	$—	$1,067,366	$—
Changes From Operations:
• Net investment income (loss)	207	(222,996)	2,008	(2,746)	(953)	(16,773)	(7)
• Net realized gain (loss) on investments	301	655,991	3,806	21,340	27,173	106,469	—
• Net change in unrealized appreciation or depreciation on investments	3,197	5,877,807	4,882	21,959	42	59,937	233
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,705	6,310,802	10,696	40,553	26,262	149,633	226
Changes From Unit Transactions:
• Net unit transactions	17	(4,997,189)	40,232	76,860	873,665	532,311	8,500
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	17	(4,997,189)	40,232	76,860	873,665	532,311	8,500
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,722	1,313,613	50,928	117,413	899,927	681,944	8,726
NET ASSETS AT DECEMBER 31, 2017	31,823	57,338,125	134,113	369,601	899,927	1,749,310	8,726
Changes From Operations:
• Net investment income (loss)	103	(447,107)	(1,095)	(4,594)	(57,979)	(24,015)	(93)
• Net realized gain (loss) on investments	1,213	2,512,710	7,248	46,094	164,283	46,263	—
• Net change in unrealized appreciation or depreciation on investments	(3,875)	(6,886,426)	(4,362)	(116,449)	(535,776)	(307,230)	(1,224)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,559)	(4,820,823)	1,791	(74,949)	(429,472)	(284,982)	(1,317)
Changes From Unit Transactions:
• Net unit transactions	419	(5,150,718)	(135,904)	309,804	5,858,478	290,969	(9)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	419	(5,150,718)	(135,904)	309,804	5,858,478	290,969	(9)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,140)	(9,971,541)	(134,113)	234,855	5,429,006	5,987	(1,326)
NET ASSETS AT DECEMBER 31, 2018	$29,683	$47,366,584	$—	$604,456	$6,328,933	$1,755,297	$7,400

See accompanying notes.

	Columbia VP Emerging Markets Bond Fund - Class 2 Subaccount	Columbia VP Strategic Income Fund - Class 2 Subaccount	Delaware VIP® Diversified Income Series - Service Class Subaccount	Delaware VIP® Diversified Income Series - Standard Class Subaccount	Delaware VIP® Emerging Markets Series - Service Class Subaccount	Delaware VIP® High Yield Series - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$—	$—	$81,431,180	$87,502	$14,537,193	$6,937,502
Changes From Operations:
• Net investment income (loss)	1,139	2,103	713,318	1,428	(206,859)	274,038
• Net realized gain (loss) on investments	—	14	(208,043)	(134)	863,152	(153,946)
• Net change in unrealized appreciation or depreciation on investments	(171)	2,057	2,334,141	2,484	4,572,722	240,914
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	968	4,174	2,839,416	3,778	5,229,015	361,006
Changes From Unit Transactions:
• Net unit transactions	136,444	125,002	13,691,070	20,758	(3,041,129)	(1,060,317)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	136,444	125,002	13,691,070	20,758	(3,041,129)	(1,060,317)
TOTAL INCREASE (DECREASE) IN NET ASSETS	137,412	129,176	16,530,486	24,536	2,187,886	(699,311)
NET ASSETS AT DECEMBER 31, 2017	137,412	129,176	97,961,666	112,038	16,725,079	6,238,191
Changes From Operations:
• Net investment income (loss)	3,491	2,593	1,338,351	2,512	236,794	238,648
• Net realized gain (loss) on investments	(4,989)	105	(753,389)	(640)	567,918	(127,591)
• Net change in unrealized appreciation or depreciation on investments	(7,145)	(5,153)	(4,480,260)	(5,594)	(3,823,257)	(462,050)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(8,643)	(2,455)	(3,895,298)	(3,722)	(3,018,545)	(350,993)
Changes From Unit Transactions:
• Net unit transactions	(59,092)	1,013	1,279,921	23,527	444,733	(991,684)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(59,092)	1,013	1,279,921	23,527	444,733	(991,684)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(67,735)	(1,442)	(2,615,377)	19,805	(2,573,812)	(1,342,677)
NET ASSETS AT DECEMBER 31, 2018	$69,677	$127,734	$95,346,289	$131,843	$14,151,267	$4,895,514

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	Delaware VIP® High Yield Series - Standard Class Subaccount	Delaware VIP® Limited-Term Diversified Income Series - Service Class Subaccount	Delaware VIP® Limited-Term Diversified Income Series - Standard Class Subaccount	Delaware VIP® REIT Series - Service Class Subaccount	Delaware VIP® REIT Series - Standard Class Subaccount	Delaware VIP® Small Cap Value Series - Service Class Subaccount	Delaware VIP® Small Cap Value Series - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$378,185	$38,371,843	$13,266	$11,160,464	$605,033	$19,233,913	$736,813
Changes From Operations:
• Net investment income (loss)	17,063	87,740	214	(28,428)	1,342	(210,385)	(3,892)
• Net realized gain (loss) on investments	(25,730)	(51,313)	—	1,593,450	103,439	1,765,570	177,503
• Net change in unrealized appreciation or depreciation on investments	30,112	74,163	—	(1,599,039)	(104,071)	385,496	(102,900)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,445	110,590	214	(34,017)	710	1,940,681	70,711
Changes From Unit Transactions:
• Net unit transactions	(44,588)	4,619,324	3,938	(356,107)	(69,023)	111,871	(86,238)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(44,588)	4,619,324	3,938	(356,107)	(69,023)	111,871	(86,238)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(23,143)	4,729,914	4,152	(390,124)	(68,313)	2,052,552	(15,527)
NET ASSETS AT DECEMBER 31, 2017	355,042	43,101,757	17,418	10,770,340	536,720	21,286,465	721,286
Changes From Operations:
• Net investment income (loss)	16,206	363,561	382	29,481	3,543	(220,414)	(3,460)
• Net realized gain (loss) on investments	(6,546)	(219,446)	(31)	169,050	12,007	1,996,979	62,636
• Net change in unrealized appreciation or depreciation on investments	(24,392)	(795,232)	(414)	(1,101,334)	(56,175)	(5,616,689)	(153,601)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(14,732)	(651,117)	(63)	(902,803)	(40,625)	(3,840,124)	(94,425)
Changes From Unit Transactions:
• Net unit transactions	(130,553)	(1,139,803)	1,342	(1,029,189)	(70,258)	191,504	(171,048)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(130,553)	(1,139,803)	1,342	(1,029,189)	(70,258)	191,504	(171,048)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(145,285)	(1,790,920)	1,279	(1,931,992)	(110,883)	(3,648,620)	(265,473)
NET ASSETS AT DECEMBER 31, 2018	$209,757	$41,310,837	$18,697	$8,838,348	$425,837	$17,637,845	$455,813
See accompanying notes.

	Delaware VIP® Smid Cap Core Series - Service Class Subaccount	Delaware VIP® Smid Cap Core Series - Standard Class Subaccount	Delaware VIP® U.S. Growth Series - Service Class Subaccount	Delaware VIP® Value Series - Service Class Subaccount	Delaware VIP® Value Series - Standard Class Subaccount	DWS Alternative Asset Allocation VIP Portfolio - Class A Subaccount
NET ASSETS AT JANUARY 1, 2017	$10,673,387	$443,841	$5,842,084	$12,317,298	$82,204	$16,205
Changes From Operations:
• Net investment income (loss)	(156,565)	(4,577)	(88,792)	(14,809)	215	275
• Net realized gain (loss) on investments	965,966	55,512	29,974	1,236,554	29,148	(3)
• Net change in unrealized appreciation or depreciation on investments	813,986	15,941	1,507,304	154,447	(19,974)	822
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,623,387	66,876	1,448,486	1,376,192	9,389	1,094
Changes From Unit Transactions:
• Net unit transactions	(1,938,677)	(101,787)	(763,286)	(1,062,493)	(5,954)	159
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,938,677)	(101,787)	(763,286)	(1,062,493)	(5,954)	159
TOTAL INCREASE (DECREASE) IN NET ASSETS	(315,290)	(34,911)	685,200	313,699	3,435	1,253
NET ASSETS AT DECEMBER 31, 2017	10,358,097	408,930	6,527,284	12,630,997	85,639	17,458
Changes From Operations:
• Net investment income (loss)	(159,681)	(4,895)	(94,389)	(31,174)	413	250
• Net realized gain (loss) on investments	3,072,913	121,190	950,264	1,182,773	10,843	(13)
• Net change in unrealized appreciation or depreciation on investments	(4,157,118)	(166,179)	(1,135,332)	(1,815,850)	(8,325)	(1,942)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,243,886)	(49,884)	(279,457)	(664,251)	2,931	(1,705)
Changes From Unit Transactions:
• Net unit transactions	(1,022,784)	(35,710)	(14,716)	470,824	(55,644)	79
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,022,784)	(35,710)	(14,716)	470,824	(55,644)	79
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,266,670)	(85,594)	(294,173)	(193,427)	(52,713)	(1,626)
NET ASSETS AT DECEMBER 31, 2018	$8,091,427	$323,336	$6,233,111	$12,437,570	$32,926	$15,832

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	DWS Alternative Asset Allocation VIP Portfolio - Class B Subaccount	DWS Equity 500 Index VIP Portfolio - Class A Subaccount	DWS Small Cap Index VIP Portfolio - Class A Subaccount	Eaton Vance VT Floating-Rate Income Fund - Initial Class Subaccount	Fidelity® VIP Contrafund® Portfolio - Service Class 2 Subaccount	Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2 Subaccount	Fidelity® VIP Growth Portfolio - Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$4,355,108	$1,220,996	$331,555	$433,660	$43,436,713	$—	$218,213
Changes From Operations:
• Net investment income (loss)	16,984	4,361	(2,015)	7,933	(414,564)	1,259	(2,916)
• Net realized gain (loss) on investments	(8,312)	237,731	26,455	1,091	4,180,394	3,071	136,048
• Net change in unrealized appreciation or depreciation on investments	225,219	(34,743)	15,132	(554)	4,595,272	16,055	(63,711)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	233,891	207,349	39,572	8,470	8,361,102	20,385	69,421
Changes From Unit Transactions:
• Net unit transactions	77,933	(346,181)	(12,802)	(47,871)	(1,465,122)	407,193	(33,676)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	77,933	(346,181)	(12,802)	(47,871)	(1,465,122)	407,193	(33,676)
TOTAL INCREASE (DECREASE) IN NET ASSETS	311,824	(138,832)	26,770	(39,401)	6,895,980	427,578	35,745
NET ASSETS AT DECEMBER 31, 2017	4,666,932	1,082,164	358,325	394,259	50,332,693	427,578	253,958
Changes From Operations:
• Net investment income (loss)	12,896	165	(2,189)	18,711	(638,057)	1,936	(3,073)
• Net realized gain (loss) on investments	(23,038)	197,535	28,165	(3,840)	5,714,924	11,668	38,560
• Net change in unrealized appreciation or depreciation on investments	(487,207)	(238,132)	(69,528)	(63,252)	(9,351,486)	(102,479)	(34,172)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(497,349)	(40,432)	(43,552)	(48,381)	(4,274,619)	(88,875)	1,315
Changes From Unit Transactions:
• Net unit transactions	(73,526)	(324,294)	(10,914)	1,359,200	2,431,371	542,361	(47,948)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(73,526)	(324,294)	(10,914)	1,359,200	2,431,371	542,361	(47,948)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(570,875)	(364,726)	(54,466)	1,310,819	(1,843,248)	453,486	(46,633)
NET ASSETS AT DECEMBER 31, 2018	$4,096,057	$717,438	$303,859	$1,705,078	$48,489,445	$881,064	$207,325

See accompanying notes.

	Fidelity® VIP Growth Portfolio - Service Class 2 Subaccount	Fidelity® VIP Mid Cap Portfolio - Service Class 2 Subaccount	Fidelity® VIP Strategic Income Portfolio - Service Class 2 Subaccount	First Trust Dorsey Wright Tactical Core Portfolio - Class I Subaccount	First Trust Multi Income Allocation Portfolio - Class I Subaccount	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I Subaccount
NET ASSETS AT JANUARY 1, 2017	$7,984,039	$33,015,067	$474,527	$16,916	$145,161	$1,978,304
Changes From Operations:
• Net investment income (loss)	(148,709)	(411,058)	18,112	(13)	3,979	21,111
• Net realized gain (loss) on investments	1,498,039	2,269,094	9,285	10,089	4,529	340,575
• Net change in unrealized appreciation or depreciation on investments	1,335,114	4,167,027	7,521	11,705	152	243,370
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,684,444	6,025,063	34,918	21,781	8,660	605,056
Changes From Unit Transactions:
• Net unit transactions	(247,892)	(1,673,098)	353,217	275,713	132,847	5,036,568
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(247,892)	(1,673,098)	353,217	275,713	132,847	5,036,568
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,436,552	4,351,965	388,135	297,494	141,507	5,641,624
NET ASSETS AT DECEMBER 31, 2017	10,420,591	37,367,032	862,662	314,410	286,668	7,619,928
Changes From Operations:
• Net investment income (loss)	(180,008)	(463,210)	25,289	(3,560)	2,992	41,107
• Net realized gain (loss) on investments	1,970,986	3,791,331	1,322	1,617	(84)	4,924
• Net change in unrealized appreciation or depreciation on investments	(2,022,694)	(9,299,283)	(68,970)	(42,696)	(20,578)	(763,869)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(231,716)	(5,971,162)	(42,359)	(44,639)	(17,670)	(717,838)
Changes From Unit Transactions:
• Net unit transactions	690,685	444,935	186,277	128,229	27,614	3,736,654
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	690,685	444,935	186,277	128,229	27,614	3,736,654
TOTAL INCREASE (DECREASE) IN NET ASSETS	458,969	(5,526,227)	143,918	83,590	9,944	3,018,816
NET ASSETS AT DECEMBER 31, 2018	$10,879,560	$31,840,805	$1,006,580	$398,000	$296,612	$10,638,744

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	Franklin Founding Funds Allocation VIP Fund - Class 4 Subaccount	Franklin Income VIP Fund - Class 2 Subaccount	Franklin Income VIP Fund - Class 4 Subaccount	Franklin Mutual Shares VIP Fund - Class 2 Subaccount	Franklin Mutual Shares VIP Fund - Class 4 Subaccount	Franklin Rising Dividends VIP Fund - Class 4 Subaccount	Franklin Small Cap Value VIP Fund - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2017	$487,702	$30,301,916	$1,176,118	$17,951,931	$194,951	$596,360	$129,555
Changes From Operations:
• Net investment income (loss)	7,338	760,167	42,543	123,388	6,632	2,756	(908)
• Net realized gain (loss) on investments	20,759	241,349	14,933	1,391,676	20,587	28,177	10,078
• Net change in unrealized appreciation or depreciation on investments	23,211	1,311,714	89,153	(357,205)	(326)	93,727	2,161
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	51,308	2,313,230	146,629	1,157,859	26,893	124,660	11,331
Changes From Unit Transactions:
• Net unit transactions	(6,726)	(2,347,801)	1,395,857	(1,700,527)	620,083	78,447	9,253
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(6,726)	(2,347,801)	1,395,857	(1,700,527)	620,083	78,447	9,253
TOTAL INCREASE (DECREASE) IN NET ASSETS	44,582	(34,571)	1,542,486	(542,668)	646,976	203,107	20,584
NET ASSETS AT DECEMBER 31, 2017	532,284	30,267,345	2,718,604	17,409,263	841,927	799,467	150,139
Changes From Operations:
• Net investment income (loss)	9,195	912,648	102,939	121,604	14,230	547	(804)
• Net realized gain (loss) on investments	9,256	176,723	16,617	794,032	33,628	62,453	26,861
• Net change in unrealized appreciation or depreciation on investments	(72,728)	(2,722,038)	(340,875)	(2,502,822)	(196,010)	(99,313)	(57,403)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(54,277)	(1,632,667)	(221,319)	(1,587,186)	(148,152)	(36,313)	(31,346)
Changes From Unit Transactions:
• Net unit transactions	(35,772)	(2,634,103)	1,448,273	(2,131,669)	583,706	(119,251)	66,549
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(35,772)	(2,634,103)	1,448,273	(2,131,669)	583,706	(119,251)	66,549
TOTAL INCREASE (DECREASE) IN NET ASSETS	(90,049)	(4,266,770)	1,226,954	(3,718,855)	435,554	(155,564)	35,203
NET ASSETS AT DECEMBER 31, 2018	$442,235	$26,000,575	$3,945,558	$13,690,408	$1,277,481	$643,903	$185,342

See accompanying notes.

	Franklin Small-Mid Cap Growth VIP Fund - Class 4 Subaccount	Goldman Sachs VIT Government Money Market Fund - Service Shares Subaccount	Goldman Sachs VIT Large Cap Value Fund - Service Shares Subaccount	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares Subaccount	Goldman Sachs VIT Strategic Income Fund - Advisor Shares Subaccount	Guggenheim VT Long Short Equity Subaccount
NET ASSETS AT JANUARY 1, 2017	$193,258	$839,883	$1,497,481	$167,731	$66,324	$231,412
Changes From Operations:
• Net investment income (loss)	(2,507)	(5,231)	6,188	2,110	(379)	(1,900)
• Net realized gain (loss) on investments	10,891	—	272,108	(904)	(351)	274
• Net change in unrealized appreciation or depreciation on investments	36,517	—	(155,079)	5,609	(2,419)	34,940
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	44,901	(5,231)	123,217	6,815	(3,149)	33,314
Changes From Unit Transactions:
• Net unit transactions	143,910	(163,899)	(62,094)	39,490	38,839	18,736
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	143,910	(163,899)	(62,094)	39,490	38,839	18,736
TOTAL INCREASE (DECREASE) IN NET ASSETS	188,811	(169,130)	61,123	46,305	35,690	52,050
NET ASSETS AT DECEMBER 31, 2017	382,069	670,753	1,558,604	214,036	102,014	283,462
Changes From Operations:
• Net investment income (loss)	(4,778)	654	(703)	2,252	(226)	(3,980)
• Net realized gain (loss) on investments	40,206	—	51,679	(524)	(5,321)	44,074
• Net change in unrealized appreciation or depreciation on investments	(67,420)	—	(182,638)	(19,296)	5,380	(88,455)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(31,992)	654	(131,662)	(17,568)	(167)	(48,361)
Changes From Unit Transactions:
• Net unit transactions	60,473	(567,499)	(172,647)	2,453	(101,847)	44,031
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	60,473	(567,499)	(172,647)	2,453	(101,847)	44,031
TOTAL INCREASE (DECREASE) IN NET ASSETS	28,481	(566,845)	(304,309)	(15,115)	(102,014)	(4,330)
NET ASSETS AT DECEMBER 31, 2018	$410,550	$103,908	$1,254,295	$198,921	$—	$279,132

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	Guggenheim VT Multi-Hedge Strategies Subaccount	Hartford Capital Appreciation HLS Fund - Class IC Subaccount	Invesco V.I. American Franchise Fund - Series I Shares Subaccount	Invesco V.I. American Franchise Fund - Series II Shares Subaccount	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares Subaccount	Invesco V.I. Comstock Fund - Series II Shares Subaccount	Invesco V.I. Core Equity Fund - Series I Shares Subaccount
NET ASSETS AT JANUARY 1, 2017	$166,459	$340,322	$77,923	$14,764	$539,679	$76,148	$133,792
Changes From Operations:
• Net investment income (loss)	(1,635)	(1,651)	(1,662)	(775)	20,815	792	(488)
• Net realized gain (loss) on investments	621	24,520	9,872	10,516	45,708	5,212	11,957
• Net change in unrealized appreciation or depreciation on investments	4,680	49,412	11,440	(776)	(7,401)	7,763	2,828
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,666	72,281	19,650	8,965	59,122	13,767	14,297
Changes From Unit Transactions:
• Net unit transactions	(18,962)	56,956	2,178	(5,239)	200,644	11,595	(22,114)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(18,962)	56,956	2,178	(5,239)	200,644	11,595	(22,114)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,296)	129,237	21,828	3,726	259,766	25,362	(7,817)
NET ASSETS AT DECEMBER 31, 2017	151,163	469,559	99,751	18,490	799,445	101,510	125,975
Changes From Operations:
• Net investment income (loss)	(1,575)	(3,421)	(1,910)	(1,548)	(404)	224	(590)
• Net realized gain (loss) on investments	(53)	53,786	9,952	6,577	52,455	10,604	10,875
• Net change in unrealized appreciation or depreciation on investments	(7,566)	(96,867)	(12,574)	(15,251)	(108,333)	(24,087)	(22,442)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(9,194)	(46,502)	(4,532)	(10,222)	(56,282)	(13,259)	(12,157)
Changes From Unit Transactions:
• Net unit transactions	(5,146)	75,839	(5,608)	79,432	(104,601)	(1,072)	(18,815)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(5,146)	75,839	(5,608)	79,432	(104,601)	(1,072)	(18,815)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,340)	29,337	(10,140)	69,210	(160,883)	(14,331)	(30,972)
NET ASSETS AT DECEMBER 31, 2018	$136,823	$498,896	$89,611	$87,700	$638,562	$87,179	$95,003

See accompanying notes.

	Invesco V.I. Core Equity Fund - Series II Shares Subaccount	Invesco V.I. Diversified Dividend Fund - Series II Shares Subaccount	Invesco V.I. Equally- Weighted S&P 500 Fund - Series II Shares Subaccount	Invesco V.I. Equity and Income Fund - Series II Shares Subaccount	Invesco V.I. International Growth Fund - Series I Shares Subaccount	Invesco V.I. International Growth Fund - Series II Shares Subaccount
NET ASSETS AT JANUARY 1, 2017	$919	$504,736	$730,465	$422,338	$35,307	$1,359,920
Changes From Operations:
• Net investment income (loss)	(4)	2,553	(8,273)	1,647	(66)	(2,766)
• Net realized gain (loss) on investments	250	28,563	99,715	10,857	19,662	42,151
• Net change in unrealized appreciation or depreciation on investments	(165)	11,361	357,026	37,683	(13,324)	271,027
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	81	42,477	448,468	50,187	6,272	310,412
Changes From Unit Transactions:
• Net unit transactions	(1,000)	154,812	3,877,165	210,528	(33,625)	425,514
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,000)	154,812	3,877,165	210,528	(33,625)	425,514
TOTAL INCREASE (DECREASE) IN NET ASSETS	(919)	197,289	4,325,633	260,715	(27,353)	735,926
NET ASSETS AT DECEMBER 31, 2017	—	702,025	5,056,098	683,053	7,954	2,095,846
Changes From Operations:
• Net investment income (loss)	—	6,904	(20,380)	4,867	51	9,810
• Net realized gain (loss) on investments	—	24,702	214,951	31,215	52	36,766
• Net change in unrealized appreciation or depreciation on investments	—	(93,962)	(1,049,998)	(96,280)	(1,388)	(451,066)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	(62,356)	(855,427)	(60,198)	(1,285)	(404,490)
Changes From Unit Transactions:
• Net unit transactions	—	(3,026)	3,625,149	(99,774)	(2)	466,994
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	(3,026)	3,625,149	(99,774)	(2)	466,994
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	(65,382)	2,769,722	(159,972)	(1,287)	62,504
NET ASSETS AT DECEMBER 31, 2018	$—	$636,643	$7,825,820	$523,081	$6,667	$2,158,350

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	Ivy VIP Asset Strategy Portfolio - Class II Subaccount	Ivy VIP Energy Portfolio - Class II Subaccount	Ivy VIP High Income Portfolio - Class II Subaccount	Ivy VIP Micro Cap Growth Portfolio - Class II Subaccount	Ivy VIP Mid Cap Growth Portfolio - Class II Subaccount	Ivy VIP Science and Technology Portfolio - Class II Subaccount	Ivy VIP Small Cap Growth Portfolio - Class II Subaccount
NET ASSETS AT JANUARY 1, 2017	$413,072	$83,284	$734,277	$91,038	$196,817	$329,358	$—
Changes From Operations:
• Net investment income (loss)	1,600	(298)	29,078	(2,346)	(2,703)	(5,667)	—
• Net realized gain (loss) on investments	(3,179)	(2,301)	9,544	1,529	6,369	52,255	—
• Net change in unrealized appreciation or depreciation on investments	67,871	(14,387)	(206)	19,961	50,734	71,678	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	66,292	(16,986)	38,416	19,144	54,400	118,266	—
Changes From Unit Transactions:
• Net unit transactions	(21,234)	118,041	(48,396)	141,531	43,819	378,441	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(21,234)	118,041	(48,396)	141,531	43,819	378,441	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	45,058	101,055	(9,980)	160,675	98,219	496,707	—
NET ASSETS AT DECEMBER 31, 2017	458,130	184,339	724,297	251,713	295,036	826,065	—
Changes From Operations:
• Net investment income (loss)	4,825	(2,119)	41,731	(2,659)	(4,141)	(9,774)	(517)
• Net realized gain (loss) on investments	24,706	(650)	(1,064)	68,977	24,348	166,272	(348)
• Net change in unrealized appreciation or depreciation on investments	(64,748)	(60,647)	(65,217)	(24,680)	(50,127)	(272,360)	(46,049)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(35,217)	(63,416)	(24,550)	41,638	(29,920)	(115,862)	(46,914)
Changes From Unit Transactions:
• Net unit transactions	110,306	9,913	48,209	(293,351)	287,918	551,835	376,174
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	110,306	9,913	48,209	(293,351)	287,918	551,835	376,174
TOTAL INCREASE (DECREASE) IN NET ASSETS	75,089	(53,503)	23,659	(251,713)	257,998	435,973	329,260
NET ASSETS AT DECEMBER 31, 2018	$533,219	$130,836	$747,956	$—	$553,034	$1,262,038	$329,260

See accompanying notes.

	Janus Henderson Balanced Portfolio - Service Shares Subaccount	Janus Henderson Enterprise Portfolio - Service Shares Subaccount	Janus Henderson Global Research Portfolio - Service Shares Subaccount	JPMorgan Insurance Trust Core Bond Portfolio - Class 2 Subaccount	JPMorgan Insurance Trust Global Allocation Portfolio - Class 2 Subaccount	JPMorgan Insurance Trust Income Builder Portfolio - Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2017	$669,369	$332,220	$11,089	$—	$272,200	$123,657
Changes From Operations:
• Net investment income (loss)	(1,378)	(4,815)	(101)	4,090	(731)	3,614
• Net realized gain (loss) on investments	5,417	50,906	297	(2,466)	10,353	2,414
• Net change in unrealized appreciation or depreciation on investments	106,407	31,721	2,494	7,480	25,591	6,818
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	110,446	77,812	2,690	9,104	35,213	12,846
Changes From Unit Transactions:
• Net unit transactions	22,328	(61,106)	(568)	3,095,725	(50,971)	21,425
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	22,328	(61,106)	(568)	3,095,725	(50,971)	21,425
TOTAL INCREASE (DECREASE) IN NET ASSETS	132,774	16,706	2,122	3,104,829	(15,758)	34,271
NET ASSETS AT DECEMBER 31, 2017	802,143	348,926	13,211	3,104,829	256,442	157,928
Changes From Operations:
• Net investment income (loss)	1,498	(4,707)	(69)	26,429	(3,669)	(2,139)
• Net realized gain (loss) on investments	56,571	79,339	167	(8,308)	2,995	(388)
• Net change in unrealized appreciation or depreciation on investments	(61,842)	(75,733)	(1,225)	(55,138)	(20,102)	(7,885)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,773)	(1,101)	(1,127)	(37,017)	(20,776)	(10,412)
Changes From Unit Transactions:
• Net unit transactions	(93,680)	(70,059)	242	2,210,682	87,176	34,009
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(93,680)	(70,059)	242	2,210,682	87,176	34,009
TOTAL INCREASE (DECREASE) IN NET ASSETS	(97,453)	(71,160)	(885)	2,173,665	66,400	23,597
NET ASSETS AT DECEMBER 31, 2018	$704,690	$277,766	$12,326	$5,278,494	$322,842	$181,525

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2 Subaccount	Lincoln iShares® Global Growth Allocation Fund - Standard Class Subaccount	Lord Abbett Series Fund Bond Debenture Portfolio - Class VC Subaccount	Lord Abbett Series Fund Developing Growth Portfolio - Class VC Subaccount	Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC Subaccount	Lord Abbett Series Fund Short Duration Income Portfolio - Class VC Subaccount	LVIP American Balanced Allocation Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$236,683	$—	$322,340	$136,916	$81,387	$640,303	$2,826,726
Changes From Operations:
• Net investment income (loss)	(861)	539	28,859	(1,952)	70	16,217	23,049
• Net realized gain (loss) on investments	(5,094)	10	13,080	1,034	6,792	999	131,709
• Net change in unrealized appreciation or depreciation on investments	16,219	2,505	10,446	40,142	1,892	(11,315)	300,561
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,264	3,054	52,385	39,224	8,754	5,901	455,319
Changes From Unit Transactions:
• Net unit transactions	(246,947)	64,993	544,906	15,872	(8,121)	111,509	699,565
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(246,947)	64,993	544,906	15,872	(8,121)	111,509	699,565
TOTAL INCREASE (DECREASE) IN NET ASSETS	(236,683)	68,047	597,291	55,096	633	117,410	1,154,884
NET ASSETS AT DECEMBER 31, 2017	—	68,047	919,631	192,012	82,020	757,713	3,981,610
Changes From Operations:
• Net investment income (loss)	—	852	27,949	(4,380)	451	21,118	15,405
• Net realized gain (loss) on investments	—	36	18,477	98,035	12,346	(4,337)	139,323
• Net change in unrealized appreciation or depreciation on investments	—	(5,731)	(100,361)	(116,579)	(19,911)	(17,505)	(390,226)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	(4,843)	(53,935)	(22,924)	(7,114)	(724)	(235,498)
Changes From Unit Transactions:
• Net unit transactions	—	(578)	73,822	375,105	(2,878)	208,558	35,247
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	(578)	73,822	375,105	(2,878)	208,558	35,247
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	(5,421)	19,887	352,181	(9,992)	207,834	(200,251)
NET ASSETS AT DECEMBER 31, 2018	$—	$62,626	$939,518	$544,193	$72,028	$965,547	$3,781,359

See accompanying notes.

	LVIP American Balanced Allocation Fund - Standard Class Subaccount	LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class Subaccount	LVIP American Global Balanced Allocation Managed Risk Fund - Service Class Subaccount	LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class Subaccount	LVIP American Global Growth Allocation Managed Risk Fund - Service Class Subaccount	LVIP American Global Growth Allocation Managed Risk Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$6,804	$19,128,327	$2,420,882	$6,894	$8,657,429	$220,238
Changes From Operations:
• Net investment income (loss)	116	(162,857)	12,742	118	(3,842)	2,500
• Net realized gain (loss) on investments	196	989,130	3,458	6	75,670	1,883
• Net change in unrealized appreciation or depreciation on investments	652	1,948,979	242,413	667	1,381,002	29,578
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	964	2,775,252	258,613	791	1,452,830	33,961
Changes From Unit Transactions:
• Net unit transactions	—	7,023,320	276,096	—	1,315,317	(13,137)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	7,023,320	276,096	—	1,315,317	(13,137)
TOTAL INCREASE (DECREASE) IN NET ASSETS	964	9,798,572	534,709	791	2,768,147	20,824
NET ASSETS AT DECEMBER 31, 2017	7,768	28,926,899	2,955,591	7,685	11,425,576	241,062
Changes From Operations:
• Net investment income (loss)	110	(204,437)	9,334	(18)	(45,649)	2,056
• Net realized gain (loss) on investments	240	1,704,734	88,659	562	409,697	6,351
• Net change in unrealized appreciation or depreciation on investments	(714)	(5,535,578)	(242,441)	(531)	(929,592)	(18,698)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(364)	(4,035,281)	(144,448)	13	(565,544)	(10,291)
Changes From Unit Transactions:
• Net unit transactions	(12)	4,668,931	99,997	(7,698)	(2,224,223)	(13,989)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(12)	4,668,931	99,997	(7,698)	(2,224,223)	(13,989)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(376)	633,650	(44,451)	(7,685)	(2,789,767)	(24,280)
NET ASSETS AT DECEMBER 31, 2018	$7,392	$29,560,549	$2,911,140	$—	$8,635,809	$216,782

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	LVIP American Global Growth Fund - Service Class II Subaccount	LVIP American Global Small Capitalization Fund - Service Class II Subaccount	LVIP American Growth Allocation Fund - Service Class Subaccount	LVIP American Growth Fund - Service Class II Subaccount	LVIP American Growth-Income Fund - Service Class II Subaccount	LVIP American Income Allocation Fund - Standard Class Subaccount	LVIP American International Fund - Service Class II Subaccount
NET ASSETS AT JANUARY 1, 2017	$4,473,449	$2,745,530	$763,514	$14,665,203	$14,233,240	$54,720	$6,425,741
Changes From Operations:
• Net investment income (loss)	(70,409)	(48,064)	3,782	(249,906)	(70,150)	(242)	(54,593)
• Net realized gain (loss) on investments	449,848	543,043	30,144	1,991,455	1,994,936	(213)	725,761
• Net change in unrealized appreciation or depreciation on investments	1,004,254	138,717	91,073	2,608,754	1,436,174	2,044	1,259,777
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,383,693	633,696	124,999	4,350,303	3,360,960	1,589	1,930,945
Changes From Unit Transactions:
• Net unit transactions	1,127,761	(158,063)	44,286	5,873,622	5,174,504	(56,309)	832,248
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,127,761	(158,063)	44,286	5,873,622	5,174,504	(56,309)	832,248
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,511,454	475,633	169,285	10,223,925	8,535,464	(54,720)	2,763,193
NET ASSETS AT DECEMBER 31, 2017	6,984,903	3,221,163	932,799	24,889,128	22,768,704	—	9,188,934
Changes From Operations:
• Net investment income (loss)	(64,826)	(28,109)	7,968	(341,582)	3,708	—	162,025
• Net realized gain (loss) on investments	376,555	73,889	86,365	2,801,327	1,857,884	—	296,977
• Net change in unrealized appreciation or depreciation on investments	(1,373,051)	(439,771)	(200,409)	(3,608,023)	(3,310,668)	—	(2,348,650)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,061,322)	(393,991)	(106,076)	(1,148,278)	(1,449,076)	—	(1,889,648)
Changes From Unit Transactions:
• Net unit transactions	2,666,050	139,896	606,583	7,146,390	8,082,174	—	4,490,656
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,666,050	139,896	606,583	7,146,390	8,082,174	—	4,490,656
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,604,728	(254,095)	500,507	5,998,112	6,633,098	—	2,601,008
NET ASSETS AT DECEMBER 31, 2018	$8,589,631	$2,967,068	$1,433,306	$30,887,240	$29,401,802	$—	$11,789,942
See accompanying notes.

	LVIP American Preservation Fund - Service Class Subaccount	LVIP Baron Growth Opportunities Fund - Service Class Subaccount	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class Subaccount	LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class Subaccount	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class Subaccount	LVIP BlackRock Inflation Protected Bond Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$108,798	$9,353,545	$56,598,908	$78,454,692	$8,771,642	$50,387,732
Changes From Operations:
• Net investment income (loss)	28	(177,298)	47,456	(724,014)	(63,906)	18,423
• Net realized gain (loss) on investments	130	836,476	971,254	(103,122)	149,764	(307,030)
• Net change in unrealized appreciation or depreciation on investments	162	1,632,318	7,434,449	9,315,795	1,267,110	436,559
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	320	2,291,496	8,453,159	8,488,659	1,352,968	147,952
Changes From Unit Transactions:
• Net unit transactions	2,343	(57,172)	3,540,262	159,373	6,703,710	4,625,133
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,343	(57,172)	3,540,262	159,373	6,703,710	4,625,133
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,663	2,234,324	11,993,421	8,648,032	8,056,678	4,773,085
NET ASSETS AT DECEMBER 31, 2017	111,461	11,587,869	68,592,329	87,102,724	16,828,320	55,160,817
Changes From Operations:
• Net investment income (loss)	600	(204,153)	386,438	(1,378,200)	(2,528)	1,668,305
• Net realized gain (loss) on investments	(1,022)	1,235,629	1,384,405	320,567	123,689	(408,445)
• Net change in unrealized appreciation or depreciation on investments	(115)	(1,751,841)	(8,805,804)	(6,731,930)	(1,360,281)	(2,163,063)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(537)	(720,365)	(7,034,961)	(7,789,563)	(1,239,120)	(903,203)
Changes From Unit Transactions:
• Net unit transactions	59,235	893,699	6,749,750	(1,107,263)	7,380,527	(501,686)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	59,235	893,699	6,749,750	(1,107,263)	7,380,527	(501,686)
TOTAL INCREASE (DECREASE) IN NET ASSETS	58,698	173,334	(285,211)	(8,896,826)	6,141,407	(1,404,889)
NET ASSETS AT DECEMBER 31, 2018	$170,159	$11,761,203	$68,307,118	$78,205,898	$22,969,727	$53,755,928

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	LVIP BlackRock Inflation Protected Bond Fund - Standard Class Subaccount	LVIP BlackRock Multi-Asset Income Fund - Service Class Subaccount	LVIP BlackRock Scientific Allocation Fund - Service Class Subaccount	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class Subaccount	LVIP Blended Core Equity Managed Volatility Fund - Service Class Subaccount	LVIP Blended Core Equity Managed Volatility Fund - Standard Class Subaccount	LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$33,949	$303,450	$—	$8,913,007	$17,202,445	$4,262	$33,420,392
Changes From Operations:
• Net investment income (loss)	361	8,476	1,048	(27,331)	(93,610)	35	(431,095)
• Net realized gain (loss) on investments	1	111	2,027	156,698	343,309	53	1,940,576
• Net change in unrealized appreciation or depreciation on investments	176	7,231	(2,173)	1,580,397	3,159,980	756	6,658,672
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	538	15,818	902	1,709,764	3,409,679	844	8,168,153
Changes From Unit Transactions:
• Net unit transactions	1,128	117,634	63,084	11,157,140	1,967,494	(307)	3,566,892
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,128	117,634	63,084	11,157,140	1,967,494	(307)	3,566,892
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,666	133,452	63,986	12,866,904	5,377,173	537	11,735,045
NET ASSETS AT DECEMBER 31, 2017	35,615	436,902	63,986	21,779,911	22,579,618	4,799	45,155,437
Changes From Operations:
• Net investment income (loss)	880	7,573	3,627	(59,515)	(153,486)	26	(483,240)
• Net realized gain (loss) on investments	42	(13,162)	53,575	210,834	1,243,378	245	6,628,623
• Net change in unrealized appreciation or depreciation on investments	(1,068)	(1,093)	(80,973)	(1,420,119)	(2,116,363)	(413)	(9,764,635)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(146)	(6,682)	(23,771)	(1,268,800)	(1,026,471)	(142)	(3,619,252)
Changes From Unit Transactions:
• Net unit transactions	(17,061)	(430,220)	291,421	6,049,599	666,255	(253)	12,074,763
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(17,061)	(430,220)	291,421	6,049,599	666,255	(253)	12,074,763
TOTAL INCREASE (DECREASE) IN NET ASSETS	(17,207)	(436,902)	267,650	4,780,799	(360,216)	(395)	8,455,511
NET ASSETS AT DECEMBER 31, 2018	$18,408	$—	$331,636	$26,560,710	$22,219,402	$4,404	$53,610,948

See accompanying notes.

	LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class Subaccount	LVIP Blended Mid Cap Managed Volatility Fund - Service Class Subaccount	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class Subaccount	LVIP Clarion Global Real Estate Fund - Service Class Subaccount	LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class Subaccount	LVIP Delaware Bond Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$98,896	$33,687,234	$3,439	$6,653,585	$6,122,124	$145,623,790
Changes From Operations:
• Net investment income (loss)	(1,353)	(587,431)	(29)	165,177	(59,171)	1,676,007
• Net realized gain (loss) on investments	8,418	405,964	63	127,595	354,096	(201,141)
• Net change in unrealized appreciation or depreciation on investments	21,379	7,911,953	916	272,974	863,579	2,148,121
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	28,444	7,730,486	950	565,746	1,158,504	3,622,987
Changes From Unit Transactions:
• Net unit transactions	63,520	(1,019,820)	296	(318,023)	2,705,087	17,762,063
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	63,520	(1,019,820)	296	(318,023)	2,705,087	17,762,063
TOTAL INCREASE (DECREASE) IN NET ASSETS	91,964	6,710,666	1,246	247,723	3,863,591	21,385,050
NET ASSETS AT DECEMBER 31, 2017	190,860	40,397,900	4,685	6,901,308	9,985,715	167,008,840
Changes From Operations:
• Net investment income (loss)	(1,931)	(669,922)	(31)	126,043	(81,392)	2,455,933
• Net realized gain (loss) on investments	30,655	1,404,870	141	68,158	412,713	(954,539)
• Net change in unrealized appreciation or depreciation on investments	(36,092)	(1,475,010)	(100)	(857,081)	(1,300,413)	(6,163,483)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(7,368)	(740,062)	10	(662,880)	(969,092)	(4,662,089)
Changes From Unit Transactions:
• Net unit transactions	(47,477)	3,206,346	(210)	(427,800)	2,637,394	11,577,385
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(47,477)	3,206,346	(210)	(427,800)	2,637,394	11,577,385
TOTAL INCREASE (DECREASE) IN NET ASSETS	(54,845)	2,466,284	(200)	(1,090,680)	1,668,302	6,915,296
NET ASSETS AT DECEMBER 31, 2018	$136,015	$42,864,184	$4,485	$5,810,628	$11,654,017	$173,924,136

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	LVIP Delaware Bond Fund - Standard Class Subaccount	LVIP Delaware Diversified Floating Rate Fund - Service Class Subaccount	LVIP Delaware Diversified Floating Rate Fund - Standard Class Subaccount	LVIP Delaware Social Awareness Fund - Service Class Subaccount	LVIP Delaware Social Awareness Fund - Standard Class Subaccount	LVIP Delaware Special Opportunities Fund - Service Class Subaccount	LVIP Delaware Wealth Builder Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$4,616,949	$40,564,609	$44,511	$3,546,059	$329,914	$3,212,042	$1,755,053
Changes From Operations:
• Net investment income (loss)	52,066	(357,471)	238	(22,195)	(1,075)	(25,612)	6,118
• Net realized gain (loss) on investments	110,111	9,231	3	439,529	44,361	379,520	117,129
• Net change in unrealized appreciation or depreciation on investments	(47,059)	619,341	693	184,577	9,942	154,504	44,771
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	115,118	271,101	934	601,911	53,228	508,412	168,018
Changes From Unit Transactions:
• Net unit transactions	(393,626)	8,060,036	12,400	(298,598)	(63,516)	126,143	(196,489)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(393,626)	8,060,036	12,400	(298,598)	(63,516)	126,143	(196,489)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(278,508)	8,331,137	13,334	303,313	(10,288)	634,555	(28,471)
NET ASSETS AT DECEMBER 31, 2017	4,338,441	48,895,746	57,845	3,849,372	319,626	3,846,597	1,726,582
Changes From Operations:
• Net investment income (loss)	58,618	909,415	1,776	(22,254)	(703)	(22,470)	14,616
• Net realized gain (loss) on investments	(12,864)	50,940	401	406,361	40,482	430,922	273,621
• Net change in unrealized appreciation or depreciation on investments	(150,599)	(1,801,929)	(2,409)	(580,404)	(52,279)	(1,169,268)	(397,354)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(104,845)	(841,574)	(232)	(196,297)	(12,500)	(760,816)	(109,117)
Changes From Unit Transactions:
• Net unit transactions	(421,152)	3,066,745	631	(441,210)	(85,339)	860,604	(285,493)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(421,152)	3,066,745	631	(441,210)	(85,339)	860,604	(285,493)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(525,997)	2,225,171	399	(637,507)	(97,839)	99,788	(394,610)
NET ASSETS AT DECEMBER 31, 2018	$3,812,444	$51,120,917	$58,244	$3,211,865	$221,787	$3,946,385	$1,331,972

See accompanying notes.

	LVIP Delaware Wealth Builder Fund - Standard Class Subaccount	LVIP Dimensional International Core Equity Fund - Service Class Subaccount	LVIP Dimensional International Equity Managed Volatility Fund - Service Class Subaccount	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class Subaccount	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class Subaccount	LVIP Dimensional U.S. Core Equity 2 Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$157,676	$570,854	$14,210,023	$2,000,077	$3,477	$448,366
Changes From Operations:
• Net investment income (loss)	1,035	10,167	103,815	(3,289)	34	(871)
• Net realized gain (loss) on investments	9,734	50,660	163,751	(31,965)	61	8,122
• Net change in unrealized appreciation or depreciation on investments	5,280	151,401	3,345,980	473,801	703	207,174
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	16,049	212,228	3,613,546	438,547	798	214,425
Changes From Unit Transactions:
• Net unit transactions	(17,569)	1,290,900	3,759,033	1,305,646	394	1,829,683
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(17,569)	1,290,900	3,759,033	1,305,646	394	1,829,683
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,520)	1,503,128	7,372,579	1,744,193	1,192	2,044,108
NET ASSETS AT DECEMBER 31, 2017	156,156	2,073,982	21,582,602	3,744,270	4,669	2,492,474
Changes From Operations:
• Net investment income (loss)	1,736	11,274	92,344	(18,592)	39	(32,746)
• Net realized gain (loss) on investments	25,082	6,564	226,603	214,427	147	90,851
• Net change in unrealized appreciation or depreciation on investments	(36,686)	(928,433)	(5,339,780)	(933,424)	(527)	(850,431)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(9,868)	(910,595)	(5,020,833)	(737,589)	(341)	(792,326)
Changes From Unit Transactions:
• Net unit transactions	(20,797)	2,923,868	10,039,999	3,596,816	(146)	3,961,729
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(20,797)	2,923,868	10,039,999	3,596,816	(146)	3,961,729
TOTAL INCREASE (DECREASE) IN NET ASSETS	(30,665)	2,013,273	5,019,166	2,859,227	(487)	3,169,403
NET ASSETS AT DECEMBER 31, 2018	$125,491	$4,087,255	$26,601,768	$6,603,497	$4,182	$5,661,877

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class Subaccount	LVIP Dimensional/ Vanguard Total Bond Fund - Service Class Subaccount	LVIP Dimensional/ Vanguard Total Bond Fund - Standard Class Subaccount	LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class Subaccount	LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Standard Class Subaccount	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class Subaccount	LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$29,536,937	$37,789,210	$4,301	$34,512,246	$4,253	$53,843,292	$169,047
Changes From Operations:
• Net investment income (loss)	(263,787)	85,804	59	187,998	86	(254,158)	10,946
• Net realized gain (loss) on investments	426,477	22,348	2	882,836	57	328,475	5,985
• Net change in unrealized appreciation or depreciation on investments	6,014,828	313,005	40	4,509,484	620	10,045,979	2,341
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,177,518	421,157	101	5,580,318	763	10,120,296	19,272
Changes From Unit Transactions:
• Net unit transactions	10,009,287	10,016,537	391	(2,869,900)	(212)	(2,163,897)	509,079
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	10,009,287	10,016,537	391	(2,869,900)	(212)	(2,163,897)	509,079
TOTAL INCREASE (DECREASE) IN NET ASSETS	16,186,805	10,437,694	492	2,710,418	551	7,956,399	528,351
NET ASSETS AT DECEMBER 31, 2017	45,723,742	48,226,904	4,793	37,222,664	4,804	61,799,691	697,398
Changes From Operations:
• Net investment income (loss)	(386,545)	228,869	70	(242,394)	33	(224,895)	2,809
• Net realized gain (loss) on investments	934,746	(143,031)	(9)	2,008,004	230	868,951	2,637
• Net change in unrealized appreciation or depreciation on investments	(5,316,719)	(1,036,614)	(103)	(4,365,039)	(553)	(7,528,927)	(64,744)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,768,518)	(950,776)	(42)	(2,599,429)	(290)	(6,884,871)	(59,298)
Changes From Unit Transactions:
• Net unit transactions	5,502,784	8,195,065	(135)	(2,381,425)	(47)	3,077,061	441,369
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,502,784	8,195,065	(135)	(2,381,425)	(47)	3,077,061	441,369
TOTAL INCREASE (DECREASE) IN NET ASSETS	734,266	7,244,289	(177)	(4,980,854)	(337)	(3,807,810)	382,071
NET ASSETS AT DECEMBER 31, 2018	$46,458,008	$55,471,193	$4,616	$32,241,810	$4,467	$57,991,881	$1,079,469

See accompanying notes.

	LVIP Franklin Templeton Value Managed Volatility Fund - Service Class Subaccount	LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class Subaccount	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class Subaccount	LVIP Global Conservative Allocation Managed Risk Fund - Service Class Subaccount	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Global Growth Allocation Managed Risk Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$21,440,049	$13,368	$—	$100,959,056	$185,898	$409,861,985
Changes From Operations:
• Net investment income (loss)	411,345	401	—	309,861	1,048	1,836,709
• Net realized gain (loss) on investments	148,380	10	—	1,474,629	1,029	4,609,206
• Net change in unrealized appreciation or depreciation on investments	1,542,106	1,001	—	6,341,014	13,577	46,039,542
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,101,831	1,412	—	8,125,504	15,654	52,485,457
Changes From Unit Transactions:
• Net unit transactions	2,578,203	—	—	(9,623,724)	(10,919)	(38,110,959)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,578,203	—	—	(9,623,724)	(10,919)	(38,110,959)
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,680,034	1,412	—	(1,498,220)	4,735	14,374,498
NET ASSETS AT DECEMBER 31, 2017	26,120,083	14,780	—	99,460,836	190,633	424,236,483
Changes From Operations:
• Net investment income (loss)	335,761	380	1,280	533,119	1,480	2,060,402
• Net realized gain (loss) on investments	213,070	2	(3)	2,101,968	2,485	6,333,707
• Net change in unrealized appreciation or depreciation on investments	(2,693,461)	(1,427)	(2,295)	(8,325,977)	(15,018)	(40,086,714)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,144,630)	(1,045)	(1,018)	(5,690,890)	(11,053)	(31,692,605)
Changes From Unit Transactions:
• Net unit transactions	61,722	(13)	74,360	(9,816,527)	(10,956)	(33,451,511)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	61,722	(13)	74,360	(9,816,527)	(10,956)	(33,451,511)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,082,908)	(1,058)	73,342	(15,507,417)	(22,009)	(65,144,116)
NET ASSETS AT DECEMBER 31, 2018	$24,037,175	$13,722	$73,342	$83,953,419	$168,624	$359,092,367

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	LVIP Global Growth Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Global Income Fund - Service Class Subaccount	LVIP Global Moderate Allocation Managed Risk Fund - Service Class Subaccount	LVIP Goldman Sachs Income Builder Fund - Service Class Subaccount	LVIP Government Money Market Fund - Service Class Subaccount	LVIP Government Money Market Fund - Standard Class Subaccount	LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$6,871	$31,429,043	$398,339,043	$35,859	$22,328,140	$1,018,458	$21,112,319
Changes From Operations:
• Net investment income (loss)	131	(560,720)	1,432,712	3,192	(263,623)	(10,924)	(94,747)
• Net realized gain (loss) on investments	2	98,165	3,941,779	3,393	422	30	668,259
• Net change in unrealized appreciation or depreciation on investments	893	1,450,758	40,689,824	4,503	—	—	1,669,621
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,026	988,203	46,064,315	11,088	(263,201)	(10,894)	2,243,133
Changes From Unit Transactions:
• Net unit transactions	—	2,428,672	(38,564,045)	206,183	(9,258,269)	(101,790)	6,010,277
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	2,428,672	(38,564,045)	206,183	(9,258,269)	(101,790)	6,010,277
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,026	3,416,875	7,500,270	217,271	(9,521,470)	(112,684)	8,253,410
NET ASSETS AT DECEMBER 31, 2017	7,897	34,845,918	405,839,313	253,130	12,806,670	905,774	29,365,729
Changes From Operations:
• Net investment income (loss)	(19)	681,476	1,912,316	13,740	(85,956)	(1,680)	(9,409)
• Net realized gain (loss) on investments	875	(23,430)	7,647,947	(351)	3	—	1,344,753
• Net change in unrealized appreciation or depreciation on investments	(833)	(703,212)	(36,414,282)	(49,596)	—	—	(4,373,518)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	23	(45,166)	(26,854,019)	(36,207)	(85,953)	(1,680)	(3,038,174)
Changes From Unit Transactions:
• Net unit transactions	(7,920)	(2,646,175)	(36,889,606)	581,868	6,000,776	(186,850)	(256,517)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(7,920)	(2,646,175)	(36,889,606)	581,868	6,000,776	(186,850)	(256,517)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,897)	(2,691,341)	(63,743,625)	545,661	5,914,823	(188,530)	(3,294,691)
NET ASSETS AT DECEMBER 31, 2018	$—	$32,154,577	$342,095,688	$798,791	$18,721,493	$717,244	$26,071,038

See accompanying notes.

	LVIP Invesco Select Equity Managed Volatility Fund - Service Class Subaccount	LVIP Invesco Select Equity Managed Volatility Fund - Standard Class Subaccount	LVIP JPMorgan High Yield Fund - Service Class Subaccount	LVIP JPMorgan Retirement Income Fund - Service Class Subaccount	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class Subaccount	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$6,696,140	$4,231	$8,838,533	$—	$39,400,984	$31,578
Changes From Operations:
• Net investment income (loss)	3,485	52	396,496	3,263	(334,145)	236
• Net realized gain (loss) on investments	51,374	23	55,635	7,079	631,434	21
• Net change in unrealized appreciation or depreciation on investments	1,072,681	660	(21,543)	(3,975)	5,029,560	5,056
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,127,540	735	430,588	6,367	5,326,849	5,313
Changes From Unit Transactions:
• Net unit transactions	708,473	(143)	342,368	200,026	3,322,275	13,639
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	708,473	(143)	342,368	200,026	3,322,275	13,639
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,836,013	592	772,956	206,393	8,649,124	18,952
NET ASSETS AT DECEMBER 31, 2017	8,532,153	4,823	9,611,489	206,393	48,050,108	50,530
Changes From Operations:
• Net investment income (loss)	639	52	402,875	8,646	(188,518)	582
• Net realized gain (loss) on investments	101,430	44	(43,515)	47,645	887,840	34
• Net change in unrealized appreciation or depreciation on investments	(1,200,160)	(552)	(810,603)	(88,061)	(6,999,090)	(9,059)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,098,091)	(456)	(451,243)	(31,770)	(6,299,768)	(8,443)
Changes From Unit Transactions:
• Net unit transactions	1,633,378	13	595,256	422,055	(1,491)	19,802
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,633,378	13	595,256	422,055	(1,491)	19,802
TOTAL INCREASE (DECREASE) IN NET ASSETS	535,287	(443)	144,013	390,285	(6,301,259)	11,359
NET ASSETS AT DECEMBER 31, 2018	$9,067,440	$4,380	$9,755,502	$596,678	$41,748,849	$61,889

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	LVIP MFS International Equity Managed Volatility Fund - Service Class Subaccount	LVIP MFS International Growth Fund - Service Class Subaccount	LVIP MFS Value Fund - Service Class Subaccount	LVIP Mondrian International Value Fund - Service Class Subaccount	LVIP Mondrian International Value Fund - Standard Class Subaccount	LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class Subaccount	LVIP PIMCO Low Duration Bond Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$16,485,718	$5,695,352	$20,612,716	$10,502,894	$847,067	$2,195,180	$30,371,367
Changes From Operations:
• Net investment income (loss)	(82,034)	(41,752)	30,439	145,791	14,771	(4,171)	(27,329)
• Net realized gain (loss) on investments	257,258	229,946	1,593,349	55,374	5,706	46,138	80,717
• Net change in unrealized appreciation or depreciation on investments	4,409,878	1,514,681	1,583,921	1,692,800	136,812	374,841	(100,921)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,585,102	1,702,875	3,207,709	1,893,965	157,289	416,808	(47,533)
Changes From Unit Transactions:
• Net unit transactions	3,546,304	423,217	1,424,715	(1,478,364)	(84,984)	211,705	1,577,032
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,546,304	423,217	1,424,715	(1,478,364)	(84,984)	211,705	1,577,032
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,131,406	2,126,092	4,632,424	415,601	72,305	628,513	1,529,499
NET ASSETS AT DECEMBER 31, 2017	24,617,124	7,821,444	25,245,140	10,918,495	919,372	2,823,693	31,900,866
Changes From Operations:
• Net investment income (loss)	108,984	(39,766)	18,129	125,518	11,781	(24,312)	270,474
• Net realized gain (loss) on investments	349,923	344,551	1,547,359	204,438	21,632	335,347	(20,805)
• Net change in unrealized appreciation or depreciation on investments	(3,750,535)	(1,223,947)	(4,420,442)	(1,715,790)	(136,488)	(669,439)	(468,373)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,291,628)	(919,162)	(2,854,954)	(1,385,834)	(103,075)	(358,404)	(218,704)
Changes From Unit Transactions:
• Net unit transactions	9,974,069	1,385,780	(1,150,487)	(498,370)	(110,682)	786,736	6,759,026
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	9,974,069	1,385,780	(1,150,487)	(498,370)	(110,682)	786,736	6,759,026
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,682,441	466,618	(4,005,441)	(1,884,204)	(213,757)	428,332	6,540,322
NET ASSETS AT DECEMBER 31, 2018	$31,299,565	$8,288,062	$21,239,699	$9,034,291	$705,615	$3,252,025	$38,441,188

See accompanying notes.

	LVIP PIMCO Low Duration Bond Fund - Standard Class Subaccount	LVIP SSGA Bond Index Fund - Service Class Subaccount	LVIP SSGA Bond Index Fund - Standard Class Subaccount	LVIP SSGA Conservative Index Allocation Fund - Service Class Subaccount	LVIP SSGA Conservative Structured Allocation Fund - Service Class Subaccount	LVIP SSGA Developed International 150 Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$4,751	$48,230,831	$80,662	$6,934,074	$9,268,638	$6,707,051
Changes From Operations:
• Net investment income (loss)	50	283,208	679	28,771	157,315	164,189
• Net realized gain (loss) on investments	4	(17,346)	(57)	142,093	200,484	93,330
• Net change in unrealized appreciation or depreciation on investments	(9)	304,052	598	394,495	374,561	1,085,006
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	45	569,914	1,220	565,359	732,360	1,342,525
Changes From Unit Transactions:
• Net unit transactions	(187)	3,663,354	3,308	(226,901)	528,382	(701,204)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(187)	3,663,354	3,308	(226,901)	528,382	(701,204)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(142)	4,233,268	4,528	338,458	1,260,742	641,321
NET ASSETS AT DECEMBER 31, 2017	4,609	52,464,099	85,190	7,272,532	10,529,380	7,348,372
Changes From Operations:
• Net investment income (loss)	83	390,119	805	36,145	83,012	121,763
• Net realized gain (loss) on investments	(1)	(351,522)	(854)	99,957	135,185	269,318
• Net change in unrealized appreciation or depreciation on investments	(58)	(1,266,478)	(1,767)	(597,983)	(893,064)	(1,648,292)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	24	(1,227,881)	(1,816)	(461,881)	(674,867)	(1,257,211)
Changes From Unit Transactions:
• Net unit transactions	74	(2,934,332)	(11,353)	333,190	(1,125,208)	209,561
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	74	(2,934,332)	(11,353)	333,190	(1,125,208)	209,561
TOTAL INCREASE (DECREASE) IN NET ASSETS	98	(4,162,213)	(13,169)	(128,691)	(1,800,075)	(1,047,650)
NET ASSETS AT DECEMBER 31, 2018	$4,707	$48,301,886	$72,021	$7,143,841	$8,729,305	$6,300,722

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	LVIP SSGA Emerging Markets 100 Fund - Service Class Subaccount	LVIP SSGA Emerging Markets 100 Fund - Standard Class Subaccount	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class Subaccount	LVIP SSGA International Index Fund - Service Class Subaccount	LVIP SSGA International Managed Volatility Fund - Service Class Subaccount	LVIP SSGA International Managed Volatility Fund - Standard Class Subaccount	LVIP SSGA Large Cap 100 Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$6,978,959	$12,378	$67,905,342	$10,606,883	$23,516,463	$1,733	$16,429,453
Changes From Operations:
• Net investment income (loss)	58,525	298	1,400,839	84,748	111,361	(2)	144,027
• Net realized gain (loss) on investments	8,953	—	544,359	293,629	344,233	56	2,761,972
• Net change in unrealized appreciation or depreciation on investments	1,429,536	2,552	6,137,910	1,924,783	4,554,557	24	(327,180)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,497,014	2,850	8,083,108	2,303,160	5,010,151	78	2,578,819
Changes From Unit Transactions:
• Net unit transactions	(358,362)	—	(6,563,509)	(451,432)	(725,392)	(1,811)	(2,100,648)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(358,362)	—	(6,563,509)	(451,432)	(725,392)	(1,811)	(2,100,648)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,138,652	2,850	1,519,599	1,851,728	4,284,759	(1,733)	478,171
NET ASSETS AT DECEMBER 31, 2017	8,117,611	15,228	69,424,941	12,458,611	27,801,222	—	16,907,624
Changes From Operations:
• Net investment income (loss)	211,700	551	568,080	101,417	131,967	—	36,380
• Net realized gain (loss) on investments	(76,888)	(1)	826,610	269,834	311,527	—	1,099,025
• Net change in unrealized appreciation or depreciation on investments	(1,313,949)	(2,511)	(7,799,650)	(2,425,263)	(4,345,387)	—	(3,098,150)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,179,137)	(1,961)	(6,404,960)	(2,054,012)	(3,901,893)	—	(1,962,745)
Changes From Unit Transactions:
• Net unit transactions	356,085	—	(5,520,206)	1,155,953	1,112,529	—	(1,346,859)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	356,085	—	(5,520,206)	1,155,953	1,112,529	—	(1,346,859)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(823,052)	(1,961)	(11,925,166)	(898,059)	(2,789,364)	—	(3,309,604)
NET ASSETS AT DECEMBER 31, 2018	$7,294,559	$13,267	$57,499,775	$11,560,552	$25,011,858	$—	$13,598,020
See accompanying notes.

	LVIP SSGA Large Cap Managed Volatility Fund - Service Class Subaccount	LVIP SSGA Mid-Cap Index Fund - Service Class Subaccount	LVIP SSGA Moderate Index Allocation Fund - Service Class Subaccount	LVIP SSGA Moderate Structured Allocation Fund - Service Class Subaccount	LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class Subaccount	LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$23,279,977	$—	$19,886,169	$51,554,146	$12,527,233	$21,906,699
Changes From Operations:
• Net investment income (loss)	12,755	3,786	126,191	1,103,004	35,023	651,079
• Net realized gain (loss) on investments	541,568	15,330	524,185	1,664,284	475,575	1,099,747
• Net change in unrealized appreciation or depreciation on investments	4,372,172	107,802	1,975,012	2,730,941	1,235,397	1,069,466
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,926,495	126,918	2,625,388	5,498,229	1,745,995	2,820,292
Changes From Unit Transactions:
• Net unit transactions	4,909,465	1,542,434	4,230,894	(1,439,942)	(844,970)	3,560,209
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	4,909,465	1,542,434	4,230,894	(1,439,942)	(844,970)	3,560,209
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,835,960	1,669,352	6,856,282	4,058,287	901,025	6,380,501
NET ASSETS AT DECEMBER 31, 2017	33,115,937	1,669,352	26,742,451	55,612,433	13,428,258	28,287,200
Changes From Operations:
• Net investment income (loss)	19,837	8,006	118,121	632,214	37,524	319,130
• Net realized gain (loss) on investments	925,047	225,448	595,632	1,487,333	512,295	498,399
• Net change in unrealized appreciation or depreciation on investments	(3,697,028)	(770,308)	(3,316,475)	(6,962,950)	(1,979,010)	(3,637,529)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,752,144)	(536,854)	(2,602,722)	(4,843,403)	(1,429,191)	(2,820,000)
Changes From Unit Transactions:
• Net unit transactions	10,031,418	2,366,549	5,280,609	(1,055,023)	1,936,728	(739,086)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	10,031,418	2,366,549	5,280,609	(1,055,023)	1,936,728	(739,086)
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,279,274	1,829,695	2,677,887	(5,898,426)	507,537	(3,559,086)
NET ASSETS AT DECEMBER 31, 2018	$40,395,211	$3,499,047	$29,420,338	$49,714,007	$13,935,795	$24,728,114

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	LVIP SSGA S&P 500 Index Fund - Service Class Subaccount	LVIP SSGA S&P 500 Index Fund - Standard Class Subaccount	LVIP SSGA Short-Term Bond Index Fund - Service Class Subaccount	LVIP SSGA Small-Cap Index Fund - Service Class Subaccount	LVIP SSGA Small-Cap Index Fund - Standard Class Subaccount	LVIP SSGA Small-Mid Cap 200 Fund - Service Class Subaccount	LVIP SSGA Small-Mid Cap 200 Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$51,129,900	$1,513,351	$—	$14,881,166	$1,496	$6,350,264	$26,249
Changes From Operations:
• Net investment income (loss)	72,669	445	—	(138,746)	(1)	55,060	451
• Net realized gain (loss) on investments	3,498,370	132,488	—	1,178,430	184	734,438	2,496
• Net change in unrealized appreciation or depreciation on investments	6,708,478	124,136	—	831,378	(124)	(463,356)	(1,334)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,279,517	257,069	—	1,871,062	59	326,142	1,613
Changes From Unit Transactions:
• Net unit transactions	3,560,046	(353,179)	—	691,629	(1,555)	1,313,223	3,492
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,560,046	(353,179)	—	691,629	(1,555)	1,313,223	3,492
TOTAL INCREASE (DECREASE) IN NET ASSETS	13,839,563	(96,110)	—	2,562,691	(1,496)	1,639,365	5,105
NET ASSETS AT DECEMBER 31, 2017	64,969,463	1,417,241	—	17,443,857	—	7,989,629	31,354
Changes From Operations:
• Net investment income (loss)	46,434	702	15,060	(155,382)	—	104,035	632
• Net realized gain (loss) on investments	5,100,603	93,963	619	1,613,049	—	245,138	653
• Net change in unrealized appreciation or depreciation on investments	(9,543,005)	(169,558)	(7,186)	(4,070,244)	—	(1,637,018)	(5,695)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,395,968)	(74,893)	8,493	(2,612,577)	—	(1,287,845)	(4,410)
Changes From Unit Transactions:
• Net unit transactions	3,227,884	(132,651)	2,144,089	2,682,978	—	749,069	1,251
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,227,884	(132,651)	2,144,089	2,682,978	—	749,069	1,251
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,168,084)	(207,544)	2,152,582	70,401	—	(538,776)	(3,159)
NET ASSETS AT DECEMBER 31, 2018	$63,801,379	$1,209,697	$2,152,582	$17,514,258	$—	$7,450,853	$28,195

See accompanying notes.

	LVIP SSGA SMID Cap Managed Volatility Fund - Service Class Subaccount	LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class Subaccount	LVIP T. Rowe Price 2010 Fund - Service Class Subaccount	LVIP T. Rowe Price 2020 Fund - Service Class Subaccount	LVIP T. Rowe Price 2030 Fund - Service Class Subaccount	LVIP T. Rowe Price 2040 Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$24,963,501	$13,951	$333,624	$259,182	$151,854	$31,794
Changes From Operations:
• Net investment income (loss)	(120,200)	145	191	(622)	(151)	66
• Net realized gain (loss) on investments	417,993	201	9,069	19,451	16,610	880
• Net change in unrealized appreciation or depreciation on investments	3,230,822	1,690	12,914	4,276	(9,128)	2,617
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,528,615	2,036	22,174	23,105	7,331	3,563
Changes From Unit Transactions:
• Net unit transactions	5,975,079	2,794	(67,852)	(45,080)	(99,099)	(6,565)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,975,079	2,794	(67,852)	(45,080)	(99,099)	(6,565)
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,503,694	4,830	(45,678)	(21,975)	(91,768)	(3,002)
NET ASSETS AT DECEMBER 31, 2017	34,467,195	18,781	287,946	237,207	60,086	28,792
Changes From Operations:
• Net investment income (loss)	(69,444)	232	1,364	(1,946)	(232)	(10)
• Net realized gain (loss) on investments	833,980	18	23,743	49,969	1,854	1,084
• Net change in unrealized appreciation or depreciation on investments	(5,604,936)	(2,921)	(47,229)	(54,202)	(7,339)	(3,906)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,840,400)	(2,671)	(22,122)	(6,179)	(5,717)	(2,832)
Changes From Unit Transactions:
• Net unit transactions	9,808,096	7,195	75,219	(158,484)	(277)	(1,035)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	9,808,096	7,195	75,219	(158,484)	(277)	(1,035)
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,967,696	4,524	53,097	(164,663)	(5,994)	(3,867)
NET ASSETS AT DECEMBER 31, 2018	$39,434,891	$23,305	$341,043	$72,544	$54,092	$24,925

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	LVIP T. Rowe Price Growth Stock Fund - Service Class Subaccount	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class Subaccount	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class Subaccount	LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class Subaccount	LVIP U.S. Growth Allocation Managed Risk Fund - Service Class Subaccount	LVIP Vanguard Domestic Equity ETF Fund - Service Class Subaccount	LVIP Vanguard Domestic Equity ETF Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$15,533,692	$6,248,208	$108,472	$—	$34,626,990	$8,545,956	$2,872
Changes From Operations:
• Net investment income (loss)	(293,370)	(112,895)	(1,878)	—	(62,786)	(20,583)	(3)
• Net realized gain (loss) on investments	1,527,444	541,559	6,450	—	851,123	300,923	370
• Net change in unrealized appreciation or depreciation on investments	3,529,270	1,004,928	19,159	—	3,975,389	1,460,717	(206)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,763,344	1,433,592	23,731	—	4,763,726	1,741,057	161
Changes From Unit Transactions:
• Net unit transactions	49,457	532,147	(11,927)	—	4,876,110	2,223,493	(3,033)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	49,457	532,147	(11,927)	—	4,876,110	2,223,493	(3,033)
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,812,801	1,965,739	11,804	—	9,639,836	3,964,550	(2,872)
NET ASSETS AT DECEMBER 31, 2017	20,346,493	8,213,947	120,276	—	44,266,826	12,510,506	—
Changes From Operations:
• Net investment income (loss)	(325,557)	(129,757)	(2,595)	2,539	(249)	(36,899)	—
• Net realized gain (loss) on investments	3,268,707	1,225,249	24,430	(5)	606,457	664,279	—
• Net change in unrealized appreciation or depreciation on investments	(3,422,190)	(1,614,522)	(30,838)	(6,408)	(3,628,754)	(1,734,895)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(479,040)	(519,030)	(9,003)	(3,874)	(3,022,546)	(1,107,515)	—
Changes From Unit Transactions:
• Net unit transactions	(1,256,223)	2,016,714	66,612	202,933	2,849,153	3,302,882	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,256,223)	2,016,714	66,612	202,933	2,849,153	3,302,882	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,735,263)	1,497,684	57,609	199,059	(173,393)	2,195,367	—
NET ASSETS AT DECEMBER 31, 2018	$18,611,230	$9,711,631	$177,885	$199,059	$44,093,433	$14,705,873	$—

See accompanying notes.

	LVIP Vanguard International Equity ETF Fund - Service Class Subaccount	LVIP Wellington Capital Growth Fund - Service Class Subaccount	LVIP Wellington Mid-Cap Value Fund - Service Class Subaccount	LVIP Western Asset Core Bond Fund - Service Class Subaccount	MFS® VIT Growth Series - Initial Class Subaccount	MFS® VIT Growth Series - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$4,435,123	$4,565,075	$5,305,579	$—	$63,603	$3,718,759
Changes From Operations:
• Net investment income (loss)	28,613	(65,245)	(85,687)	24,077	(882)	(71,418)
• Net realized gain (loss) on investments	136,720	595,967	576,859	5,451	37,349	558,595
• Net change in unrealized appreciation or depreciation on investments	1,082,176	985,701	162,520	(19,165)	(19,238)	570,295
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,247,509	1,516,423	653,692	10,363	17,229	1,057,472
Changes From Unit Transactions:
• Net unit transactions	1,375,135	(472,279)	611,420	3,350,560	(9,526)	779,870
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,375,135	(472,279)	611,420	3,350,560	(9,526)	779,870
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,622,644	1,044,144	1,265,112	3,360,923	7,703	1,837,342
NET ASSETS AT DECEMBER 31, 2017	7,057,767	5,609,219	6,570,691	3,360,923	71,306	5,556,101
Changes From Operations:
• Net investment income (loss)	63,089	(77,916)	(72,464)	222,087	(956)	(107,617)
• Net realized gain (loss) on investments	136,033	818,233	489,811	(39,596)	7,627	696,156
• Net change in unrealized appreciation or depreciation on investments	(1,835,144)	(786,182)	(1,417,185)	(292,520)	(3,597)	(669,074)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,636,022)	(45,865)	(999,838)	(110,029)	3,074	(80,535)
Changes From Unit Transactions:
• Net unit transactions	3,797,282	825,040	(201,619)	7,474,807	(16,518)	1,493,988
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,797,282	825,040	(201,619)	7,474,807	(16,518)	1,493,988
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,161,260	779,175	(1,201,457)	7,364,778	(13,444)	1,413,453
NET ASSETS AT DECEMBER 31, 2018	$9,219,027	$6,388,394	$5,369,234	$10,725,701	$57,862	$6,969,554

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	MFS® VIT Total Return Series - Initial Class Subaccount	MFS® VIT Total Return Series - Service Class Subaccount	MFS® VIT Utilities Series - Initial Class Subaccount	MFS® VIT Utilities Series - Service Class Subaccount	MFS® VIT II Core Equity Portfolio - Service Class Subaccount	MFS® VIT II International Value Portfolio - Service Class Subaccount	Morgan Stanley VIF Global Infrastructure Portfolio - Class II Subaccount
NET ASSETS AT JANUARY 1, 2017	$379,389	$1,586,705	$307,622	$11,251,645	$28,011	$1,027,704	$135,393
Changes From Operations:
• Net investment income (loss)	1,731	23,841	7,977	284,938	(309)	617	2,636
• Net realized gain (loss) on investments	26,877	122,844	69,907	208,428	1,630	24,950	8,594
• Net change in unrealized appreciation or depreciation on investments	3,453	142,516	(39,312)	892,047	3,901	250,850	11,142
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	32,061	289,201	38,572	1,385,413	5,222	276,417	22,372
Changes From Unit Transactions:
• Net unit transactions	(142,629)	2,375,745	(98,018)	(883,507)	(10,423)	247,647	126,029
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(142,629)	2,375,745	(98,018)	(883,507)	(10,423)	247,647	126,029
TOTAL INCREASE (DECREASE) IN NET ASSETS	(110,568)	2,664,946	(59,446)	501,906	(5,201)	524,064	148,401
NET ASSETS AT DECEMBER 31, 2017	268,821	4,251,651	248,176	11,753,551	22,810	1,551,768	283,794
Changes From Operations:
• Net investment income (loss)	1,242	25,714	(545)	(86,056)	(477)	(3,245)	5,318
• Net realized gain (loss) on investments	5,703	216,350	1,012	152,753	4,278	11,517	11,083
• Net change in unrealized appreciation or depreciation on investments	(19,937)	(607,887)	1,027	(127,612)	(6,352)	(190,949)	(51,804)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(12,992)	(365,823)	1,494	(60,915)	(2,551)	(182,677)	(35,403)
Changes From Unit Transactions:
• Net unit transactions	(105,210)	979,345	(79,218)	(1,269,136)	15,122	(30,374)	150,247
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(105,210)	979,345	(79,218)	(1,269,136)	15,122	(30,374)	150,247
TOTAL INCREASE (DECREASE) IN NET ASSETS	(118,202)	613,522	(77,724)	(1,330,051)	12,571	(213,051)	114,844
NET ASSETS AT DECEMBER 31, 2018	$150,619	$4,865,173	$170,452	$10,423,500	$35,381	$1,338,717	$398,638

See accompanying notes.

	Morgan Stanley VIF Growth Portfolio - Class II Subaccount	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class Subaccount	Oppenheimer Global Fund/VA Service Shares Subaccount	Oppenheimer International Growth Fund/VA Service Shares Subaccount	Oppenheimer Main Street Small Cap Fund®/VA Service Shares Subaccount	PIMCO VIT All Asset All Authority Portfolio - Advisor Class Subaccount
NET ASSETS AT JANUARY 1, 2017	$23,802	$2,281,297	$223,151	$252,060	$105,774	$116,349
Changes From Operations:
• Net investment income (loss)	(222)	(18,561)	(366)	264	(1,065)	8,597
• Net realized gain (loss) on investments	3,005	131,706	9,013	627	12,293	(29)
• Net change in unrealized appreciation or depreciation on investments	6,665	188,427	64,288	82,138	10,939	7,921
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,448	301,572	72,935	83,029	22,167	16,489
Changes From Unit Transactions:
• Net unit transactions	(4,065)	(507,307)	(38,301)	127,626	104,908	98,692
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(4,065)	(507,307)	(38,301)	127,626	104,908	98,692
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,383	(205,735)	34,634	210,655	127,075	115,181
NET ASSETS AT DECEMBER 31, 2017	29,185	2,075,562	257,785	462,715	232,849	231,530
Changes From Operations:
• Net investment income (loss)	(673)	(18,843)	(314)	(4,395)	(3,116)	4,054
• Net realized gain (loss) on investments	20,156	196,105	22,046	17,739	39,673	(3,304)
• Net change in unrealized appreciation or depreciation on investments	(24,103)	(457,875)	(57,292)	(203,809)	(74,020)	(18,723)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,620)	(280,613)	(35,560)	(190,465)	(37,463)	(17,973)
Changes From Unit Transactions:
• Net unit transactions	66,603	(349,370)	1,964	396,429	65,042	(5,769)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	66,603	(349,370)	1,964	396,429	65,042	(5,769)
TOTAL INCREASE (DECREASE) IN NET ASSETS	61,983	(629,983)	(33,596)	205,964	27,579	(23,742)
NET ASSETS AT DECEMBER 31, 2018	$91,168	$1,445,579	$224,189	$668,679	$260,428	$207,788

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	PIMCO VIT Commodity RealReturn® Strategy Portfolio - Advisor Class Subaccount	PIMCO VIT Dynamic Bond Portfolio - Advisor Class Subaccount	PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class Subaccount	Putnam VT Equity Income Fund - Class IB Subaccount	Putnam VT George Putnam Balanced Fund - Class IB Subaccount	Putnam VT Global Health Care Fund - Class IB Subaccount	Putnam VT Growth & Income Fund - Class IB Subaccount
NET ASSETS AT JANUARY 1, 2017	$3,489,701	$448,241	$58,287	$—	$—	$265,724	$15,519
Changes From Operations:
• Net investment income (loss)	330,842	1,520	6,509	(263)	(9,228)	(2,328)	174
• Net realized gain (loss) on investments	(99,637)	38	102	62	4,814	23,678	3,571
• Net change in unrealized appreciation or depreciation on investments	(205,437)	14,422	5,593	1,908	73,256	15,174	(3,115)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	25,768	15,980	12,204	1,707	68,842	36,524	630
Changes From Unit Transactions:
• Net unit transactions	177,745	(232)	120,311	14,657	1,475,284	44,273	(16,149)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	177,745	(232)	120,311	14,657	1,475,284	44,273	(16,149)
TOTAL INCREASE (DECREASE) IN NET ASSETS	203,513	15,748	132,515	16,364	1,544,126	80,797	(15,519)
NET ASSETS AT DECEMBER 31, 2017	3,693,214	463,989	190,802	16,364	1,544,126	346,521	—
Changes From Operations:
• Net investment income (loss)	17,723	7,654	4,816	(298)	(19,204)	(762)	—
• Net realized gain (loss) on investments	(107,069)	(9)	(635)	864	20,320	48,993	—
• Net change in unrealized appreciation or depreciation on investments	(485,034)	(9,456)	(15,338)	(2,225)	(118,434)	(49,104)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(574,380)	(1,811)	(11,157)	(1,659)	(117,318)	(873)	—
Changes From Unit Transactions:
• Net unit transactions	94,300	60,497	(19,454)	(868)	890,372	(66,011)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	94,300	60,497	(19,454)	(868)	890,372	(66,011)	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	(480,080)	58,686	(30,611)	(2,527)	773,054	(66,884)	—
NET ASSETS AT DECEMBER 31, 2018	$3,213,134	$522,675	$160,191	$13,837	$2,317,180	$279,637	$—

See accompanying notes.

	Putnam VT Income Fund - Class IB Subaccount	Putnam VT Multi-Asset Absolute Return Fund - Class IB Subaccount	QS Variable Conservative Growth - Class II Subaccount	Rational Trend Aggregation VA Fund Subaccount	SEI VP Market Plus Strategy Fund - Class III Subaccount	Templeton Foreign VIP Fund - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2017	$269,541	$67,144	$—	$28,831	$1,645	$147,659
Changes From Operations:
• Net investment income (loss)	8,643	(817)	2,331	581	5	954
• Net realized gain (loss) on investments	(1,015)	442	14,989	70	7	725
• Net change in unrealized appreciation or depreciation on investments	5,988	4,212	(13,245)	(1,502)	263	22,209
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,616	3,837	4,075	(851)	275	23,888
Changes From Unit Transactions:
• Net unit transactions	68,651	25,763	136,407	2,181	(62)	28,032
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	68,651	25,763	136,407	2,181	(62)	28,032
TOTAL INCREASE (DECREASE) IN NET ASSETS	82,267	29,600	140,482	1,330	213	51,920
NET ASSETS AT DECEMBER 31, 2017	351,808	96,744	140,482	30,161	1,858	199,579
Changes From Operations:
• Net investment income (loss)	7,073	(2,730)	14,949	819	24	2,851
• Net realized gain (loss) on investments	(1,188)	8,737	4,071	89	6	6,433
• Net change in unrealized appreciation or depreciation on investments	(7,696)	(30,331)	(71,818)	(2,641)	(325)	(29,320)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,811)	(24,324)	(52,798)	(1,733)	(295)	(20,036)
Changes From Unit Transactions:
• Net unit transactions	65,372	205,836	747,452	(355)	792	(79,470)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	65,372	205,836	747,452	(355)	792	(79,470)
TOTAL INCREASE (DECREASE) IN NET ASSETS	63,561	181,512	694,654	(2,088)	497	(99,506)
NET ASSETS AT DECEMBER 31, 2018	$415,369	$278,256	$835,136	$28,073	$2,355	$100,073

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2017 and 2018

	Templeton Global Bond VIP Fund - Class 2 Subaccount	Templeton Global Bond VIP Fund - Class 4 Subaccount	Templeton Growth VIP Fund - Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2017	$7,603,181	$790,678	$2,088,656
Changes From Operations:
• Net investment income (loss)	(131,869)	(10,579)	(1,387)
• Net realized gain (loss) on investments	(19,615)	6,612	92,187
• Net change in unrealized appreciation or depreciation on investments	176,286	6,791	229,315
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	24,802	2,824	320,115
Changes From Unit Transactions:
• Net unit transactions	(412,901)	203,488	(376,727)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(412,901)	203,488	(376,727)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(388,099)	206,312	(56,612)
NET ASSETS AT DECEMBER 31, 2017	7,215,082	996,990	2,032,044
Changes From Operations:
• Net investment income (loss)	(120,010)	(16,286)	5,228
• Net realized gain (loss) on investments	(47,967)	6,424	205,635
• Net change in unrealized appreciation or depreciation on investments	181,743	16,937	(501,449)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,766	7,075	(290,586)
Changes From Unit Transactions:
• Net unit transactions	(811,946)	418,797	(262,784)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(811,946)	418,797	(262,784)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(798,180)	425,872	(553,370)
NET ASSETS AT DECEMBER 31, 2018	$6,416,902	$1,422,862	$1,478,674

See accompanying notes.

	VanEck VIP Global Hard Assets Fund - Class S Shares Subaccount	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares Subaccount	Virtus Rampart Equity Trend Series - Class A Shares Subaccount
NET ASSETS AT JANUARY 1, 2017	$52,852	$207,131	$14,661
Changes From Operations:
• Net investment income (loss)	(783)	14,278	(175)
• Net realized gain (loss) on investments	(473)	1,130	418
• Net change in unrealized appreciation or depreciation on investments	3,887	(800)	2,571
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,631	14,608	2,814
Changes From Unit Transactions:
• Net unit transactions	52,492	321,547	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	52,492	321,547	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	55,123	336,155	2,814
NET ASSETS AT DECEMBER 31, 2017	107,975	543,286	17,475
Changes From Operations:
• Net investment income (loss)	(2,535)	12,453	(88)
• Net realized gain (loss) on investments	1,698	(1)	815
• Net change in unrealized appreciation or depreciation on investments	(67,630)	(27,518)	(387)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(68,467)	(15,066)	340
Changes From Unit Transactions:
• Net unit transactions	130,304	(135,186)	(17,815)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	130,304	(135,186)	(17,815)
TOTAL INCREASE (DECREASE) IN NET ASSETS	61,837	(150,252)	(17,475)
NET ASSETS AT DECEMBER 31, 2018	$169,812	$393,034	$—

Lincoln New York Account N for Variable Annuities

Notes to financial statements

December 31, 2018

1. Accounting Policies and Variable Account Information

The Variable Account: Lincoln New York Separate Account N for Variable Annuities (the Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on March 4, 2004, are part of the operations of the Company. The Variable Account consists of thirty-one products as follows:

• Lincoln ChoicePlus
• Lincoln ChoicePlus Access
• Lincoln ChoicePlus II
• Lincoln ChoicePlus II Access
• Lincoln ChoicePlus II Advance
• Lincoln ChoicePlus II Bonus
• Lincoln ChoicePlus Assurance A Share
• Lincoln ChoicePlus Assurance A Share Fee-Based
• Lincoln ChoicePlus Assurance B Share
• Lincoln ChoicePlus Assurance Bonus
• Lincoln ChoicePlus Assurance C Share
• Lincoln ChoicePlus Assurance L Share
• Lincoln ChoicePlus Design 1
• Lincoln ChoicePlus Design 2
• Lincoln ChoicePlus Design 3
• Lincoln ChoicePlus Assurance A Class	• Lincoln ChoicePlus Assurance B Class
• Lincoln ChoicePlus Signature 1
• Lincoln ChoicePlus Signature 2
• Lincoln ChoicePlus Fusion
• Lincoln InvestmentSolutions
• Lincoln ChoicePlus Assurance Series B-Share
• Lincoln ChoicePlus Assurance Series C-Share
• Lincoln ChoicePlus Assurance Series L-Share
• Lincoln ChoicePlus Assurance (Prime)
• Lincoln ChoicePlus Advisory
• Lincoln Investor Advantage B Share
• Lincoln Investor Advantage C Share
• Lincoln Investor Advantage Fee-Based
• Lincoln Investor Advantage Advisory
• Lincoln Core Income

The assets of the Variable Account are owned by the Company. The Variable Account's assets support the annuity contracts and may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of four hundred forty available mutual funds (the Funds) of thirty-five open-ended management investment companies, each Fund with its own investment objective. The Funds are:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

Invesco V.I. American Franchise Fund - Series I Shares

Invesco V.I. American Franchise Fund - Series II Shares

Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares**

Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares

Invesco V.I. Comstock Fund - Series I Shares**

Invesco V.I. Comstock Fund - Series II Shares

Invesco V.I. Core Equity Fund - Series I Shares

Invesco V.I. Core Equity Fund - Series II Shares**

Invesco V.I. Diversified Dividend Fund - Series I Shares**

Invesco V.I. Diversified Dividend Fund - Series II Shares

Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares**

Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares

Invesco V.I. Equity and Income Fund - Series I Shares**

Invesco V.I. Equity and Income Fund - Series II Shares

Invesco V.I. International Growth Fund - Series I Shares

Invesco V.I. International Growth Fund - Series II Shares

AllianceBernstein Variable Products Series Fund:

AB VPS Global Thematic Growth Portfolio - Class A**

AB VPS Global Thematic Growth Portfolio - Class B

AB VPS Growth and Income Portfolio - Class A**

AB VPS Growth and Income Portfolio - Class B**

AB VPS International Value Portfolio - Class A**

AB VPS International Value Portfolio - Class B**

AB VPS Large Cap Growth Portfolio - Class B

AB VPS Small/Mid Cap Value Portfolio - Class A**

AB VPS Small/Mid Cap Value Portfolio - Class B

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

ALPS Variable Investment Trust:

ALPS/Alerian Energy Infrastructure Portfolio - Class I**

ALPS/Alerian Energy Infrastructure Portfolio - Class III

ALPS/Red Rocks Listed Private Equity Portfolio - Class I**

ALPS/Red Rocks Listed Private Equity Portfolio - Class III

ALPS/Stadion Core ETF Portfolio - Class I**

ALPS/Stadion Core ETF Portfolio - Class III

ALPS/Stadion Tactical Growth Portfolio - Class I**

ALPS/Stadion Tactical Growth Portfolio - Class III

American Century Variable Portfolios, Inc.:

American Century VP Balanced Fund - Class I**

American Century VP Balanced Fund - Class II

American Century VP Inflation Protection Fund - Class I**

American Century VP Inflation Protection Fund - Class II**

American Century VP Large Company Value Fund - Class I**

American Century VP Large Company Value Fund - Class II

American Funds Insurance Series®:

American Funds Asset Allocation Fund - Class 1

American Funds Asset Allocation Fund - Class 1A**

American Funds Asset Allocation Fund - Class 4

American Funds Blue Chip Income and Growth Fund - Class 1

American Funds Blue Chip Income and Growth Fund - Class 1A**

American Funds Blue Chip Income and Growth Fund - Class 4

American Funds Bond Fund - Class 1

American Funds Bond Fund - Class 1A**

American Funds Capital Income Builder® - Class 1

American Funds Capital Income Builder® - Class 1A**

American Funds Capital Income Builder® - Class 4

American Funds Global Balanced Fund - Class 1**

American Funds Global Balanced Fund - Class 1A**

American Funds Global Balanced Fund - Class 4**

American Funds Global Bond Fund - Class 1

American Funds Global Bond Fund - Class 1A**

American Funds Global Growth and Income Fund - Class 1

American Funds Global Growth and Income Fund - Class 1A**

American Funds Global Growth Fund - Class 1**

American Funds Global Growth Fund - Class 1A**

American Funds Global Growth Fund - Class 2

American Funds Global Growth Fund - Class 4

American Funds Global Small Capitalization Fund - Class 1

American Funds Global Small Capitalization Fund - Class 1A**

American Funds Global Small Capitalization Fund - Class 2

American Funds Global Small Capitalization Fund - Class 4

American Funds Growth Fund - Class 1

American Funds Growth Fund - Class 1A**

American Funds Growth Fund - Class 2

American Funds Growth Fund - Class 4

American Funds Growth-Income Fund - Class 1

American Funds Growth-Income Fund - Class 1A**

American Funds Growth-Income Fund - Class 2

American Funds Growth-Income Fund - Class 4

American Funds High-Income Bond Fund - Class 1

American Funds High-Income Bond Fund - Class 1A**

American Funds International Fund - Class 1

American Funds International Fund - Class 1A**

American Funds International Fund - Class 2

American Funds International Fund - Class 4

American Funds International Growth and Income Fund - Class 1

American Funds International Growth and Income Fund - Class 1A**

American Funds Managed Risk Asset Allocation Fund - Class P1**

American Funds Managed Risk Asset Allocation Fund - Class P2

American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1**

American Funds Managed Risk Growth Fund - Class P1**

American Funds Managed Risk Growth-Income Fund - Class P1**

American Funds Managed Risk International Fund - Class P1**

American Funds Mortgage Fund - Class 1**

American Funds Mortgage Fund - Class 1A**

American Funds Mortgage Fund - Class 4

American Funds New World Fund® - Class 1

American Funds New World Fund® - Class 1A**

American Funds New World Fund® - Class 4

American Funds U.S. Government/AAA-Rated Securities Fund - Class 1**

American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A**

BlackRock Variable Series Funds, Inc.:

BlackRock Global Allocation V.I. Fund - Class I

BlackRock Global Allocation V.I. Fund - Class III

Columbia Funds Variable Insurance Trust:

Columbia VP Strategic Income Fund - Class 1**

Columbia VP Strategic Income Fund - Class 2

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Columbia Funds Variable Insurance Trust II:

Columbia VP Commodity Strategy Fund - Class 1**

Columbia VP Commodity Strategy Fund - Class 2

Columbia VP Emerging Markets Bond Fund - Class 1**

Columbia VP Emerging Markets Bond Fund - Class 2

Delaware VIP® Trust:

Delaware VIP® Diversified Income Series - Service Class

Delaware VIP® Diversified Income Series - Standard Class

Delaware VIP® Emerging Markets Series - Service Class

Delaware VIP® Emerging Markets Series - Standard Class**

Delaware VIP® High Yield Series - Service Class

Delaware VIP® High Yield Series - Standard Class

Delaware VIP® Limited-Term Diversified Income Series - Service Class

Delaware VIP® Limited-Term Diversified Income Series - Standard Class

Delaware VIP® REIT Series - Service Class

Delaware VIP® REIT Series - Standard Class

Delaware VIP® Small Cap Value Series - Service Class

Delaware VIP® Small Cap Value Series - Standard Class

Delaware VIP® Smid Cap Core Series - Service Class

Delaware VIP® Smid Cap Core Series - Standard Class

Delaware VIP® U.S. Growth Series - Service Class

Delaware VIP® U.S. Growth Series - Standard Class**

Delaware VIP® Value Series - Service Class

Delaware VIP® Value Series - Standard Class

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP Portfolio - Class A

DWS Equity 500 Index VIP Portfolio - Class B**

DWS Small Cap Index VIP Portfolio - Class A

DWS Small Cap Index VIP Portfolio - Class B**

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP Portfolio - Class A

DWS Alternative Asset Allocation VIP Portfolio - Class B

Eaton Vance Variable Trust:

Eaton Vance VT Floating-Rate Income Fund - ADV Class**

Eaton Vance VT Floating-Rate Income Fund - Initial Class

Fidelity® Variable Insurance Products:

Fidelity® VIP Contrafund® Portfolio - Initial Class**

Fidelity® VIP Contrafund® Portfolio - Service Class**

Fidelity® VIP Contrafund® Portfolio - Service Class 2

Fidelity® VIP FundsManager® 50% Portfolio - Investor Class**

Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2

Fidelity® VIP Growth Portfolio - Initial Class

Fidelity® VIP Growth Portfolio - Service Class**

Fidelity® VIP Growth Portfolio - Service Class 2

Fidelity® VIP Mid Cap Portfolio - Initial Class**

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Overseas Portfolio - Initial Class**

Fidelity® VIP Overseas Portfolio - Service Class**

Fidelity® VIP Overseas Portfolio - Service Class 2**

Fidelity® VIP Strategic Income Portfolio - Initial Class**

Fidelity® VIP Strategic Income Portfolio - Service Class 2

First Trust Variable Insurance Trust:

First Trust Dorsey Wright Tactical Core Portfolio - Class I

First Trust Dorsey Wright Tactical Core Portfolio - Class II**

First Trust Multi Income Allocation Portfolio - Class I

First Trust Multi Income Allocation Portfolio - Class II**

First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I

First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II**

Franklin Templeton Variable Insurance Products Trust:

Franklin Founding Funds Allocation VIP Fund - Class 1**

Franklin Founding Funds Allocation VIP Fund - Class 4

Franklin Income VIP Fund - Class 1**

Franklin Income VIP Fund - Class 2

Franklin Income VIP Fund - Class 4

Franklin Mutual Shares VIP Fund - Class 1**

Franklin Mutual Shares VIP Fund - Class 2

Franklin Mutual Shares VIP Fund - Class 4

Franklin Rising Dividends VIP Fund - Class 1**

Franklin Rising Dividends VIP Fund - Class 4

Franklin Small Cap Value VIP Fund - Class 1**

Franklin Small Cap Value VIP Fund - Class 4

Franklin Small-Mid Cap Growth VIP Fund - Class 1**

Franklin Small-Mid Cap Growth VIP Fund - Class 2**

Franklin Small-Mid Cap Growth VIP Fund - Class 4

Templeton Foreign VIP Fund - Class 1**

Templeton Foreign VIP Fund - Class 4

Templeton Global Bond VIP Fund - Class 1**

Templeton Global Bond VIP Fund - Class 2

Templeton Global Bond VIP Fund - Class 4

Templeton Growth VIP Fund - Class 1**

Templeton Growth VIP Fund - Class 2

Goldman Sachs Variable Insurance Trust:

Goldman Sachs VIT Government Money Market Fund - Institutional Shares**

Goldman Sachs VIT Government Money Market Fund - Service Shares

Goldman Sachs VIT Large Cap Value Fund - Service Shares

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares**

Hartford Series Fund, Inc.:

Hartford Capital Appreciation HLS Fund - Class IA**

Hartford Capital Appreciation HLS Fund - Class IC

Ivy Variable Insurance Portfolios:

Ivy VIP Asset Strategy Portfolio - Class I**

Ivy VIP Asset Strategy Portfolio - Class II

Ivy VIP Energy Portfolio - Class I**

Ivy VIP Energy Portfolio - Class II

Ivy VIP High Income Portfolio - Class I**

Ivy VIP High Income Portfolio - Class II

Ivy VIP Mid Cap Growth Portfolio - Class I**

Ivy VIP Mid Cap Growth Portfolio - Class II

Ivy VIP Science and Technology Portfolio - Class I**

Ivy VIP Science and Technology Portfolio - Class II

Ivy VIP Small Cap Growth Portfolio - Class I**

Ivy VIP Small Cap Growth Portfolio - Class II

Janus Aspen Series:

Janus Henderson Balanced Portfolio - Service Shares

Janus Henderson Enterprise Portfolio - Service Shares

Janus Henderson Global Research Portfolio - Service Shares

JPMorgan Insurance Trust:

JPMorgan Insurance Trust Core Bond Portfolio - Class 1**

JPMorgan Insurance Trust Core Bond Portfolio - Class 2

JPMorgan Insurance Trust Global Allocation Portfolio - Class 1**

JPMorgan Insurance Trust Global Allocation Portfolio - Class 2

JPMorgan Insurance Trust Income Builder Portfolio - Class 1**

JPMorgan Insurance Trust Income Builder Portfolio - Class 2

Legg Mason Partners Variable Equity Trust:

ClearBridge Variable Aggressive Growth Portfolio - Class I**

ClearBridge Variable Aggressive Growth Portfolio - Class II

ClearBridge Variable Large Cap Growth Portfolio - Class I**

ClearBridge Variable Large Cap Growth Portfolio - Class II

ClearBridge Variable Mid Cap Portfolio - Class I**

ClearBridge Variable Mid Cap Portfolio - Class II

QS Variable Conservative Growth - Class I**

QS Variable Conservative Growth - Class II

Lincoln Variable Insurance Products Trust*:

Lincoln iShares® Fixed Income Allocation Fund - Standard Class**

Lincoln iShares® Global Growth Allocation Fund - Standard Class

Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class**

LVIP American Balanced Allocation Fund - Service Class

LVIP American Balanced Allocation Fund - Standard Class

LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class

LVIP American Century Select Mid Cap Managed Volatility Fund - Standard Class**

LVIP American Global Balanced Allocation Managed Risk Fund - Service Class

LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class**

LVIP American Global Growth Allocation Managed Risk Fund - Service Class

LVIP American Global Growth Allocation Managed Risk Fund - Standard Class

LVIP American Global Growth Fund - Service Class II

LVIP American Global Small Capitalization Fund - Service Class II

LVIP American Growth Allocation Fund - Service Class

LVIP American Growth Allocation Fund - Standard Class**

LVIP American Growth Fund - Service Class II

LVIP American Growth-Income Fund - Service Class II

LVIP American Income Allocation Fund - Standard Class**

LVIP American International Fund - Service Class II

LVIP American Preservation Fund - Service Class

LVIP American Preservation Fund - Standard Class**

LVIP Baron Growth Opportunities Fund - Service Class

LVIP Baron Growth Opportunities Fund - Standard Class**

LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class

LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class**

LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class

LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class**

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class**

LVIP BlackRock Inflation Protected Bond Fund - Service Class

LVIP BlackRock Inflation Protected Bond Fund - Standard Class

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP BlackRock Scientific Allocation Fund - Service Class

LVIP BlackRock Scientific Allocation Fund - Standard Class**

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class**

LVIP Blended Core Equity Managed Volatility Fund - Service Class

LVIP Blended Core Equity Managed Volatility Fund - Standard Class

LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class

LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class

LVIP Blended Mid Cap Managed Volatility Fund - Service Class

LVIP Blended Mid Cap Managed Volatility Fund - Standard Class

LVIP Clarion Global Real Estate Fund - Service Class

LVIP Clarion Global Real Estate Fund - Standard Class**

LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class

LVIP Delaware Bond Fund - Service Class

LVIP Delaware Bond Fund - Standard Class

LVIP Delaware Diversified Floating Rate Fund - Service Class

LVIP Delaware Diversified Floating Rate Fund - Standard Class

LVIP Delaware Social Awareness Fund - Service Class

LVIP Delaware Social Awareness Fund - Standard Class

LVIP Delaware Special Opportunities Fund - Service Class

LVIP Delaware Special Opportunities Fund - Standard Class**

LVIP Delaware Wealth Builder Fund - Service Class

LVIP Delaware Wealth Builder Fund - Standard Class

LVIP Dimensional International Core Equity Fund - Service Class

LVIP Dimensional International Core Equity Fund - Standard Class**

LVIP Dimensional International Equity Managed Volatility Fund - Service Class

LVIP Dimensional International Equity Managed Volatility Fund - Standard Class**

LVIP Dimensional U.S. Core Equity 1 Fund - Service Class

LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class

LVIP Dimensional U.S. Core Equity 2 Fund - Service Class

LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class**

LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class

LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class**

LVIP Dimensional/Vanguard Total Bond Fund - Service Class

LVIP Dimensional/Vanguard Total Bond Fund - Standard Class

LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class

LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Standard Class

LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class

LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class**

LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class

LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class**

LVIP Franklin Templeton Value Managed Volatility Fund - Service Class

LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class

LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class

LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class**

LVIP Global Conservative Allocation Managed Risk Fund - Service Class

LVIP Global Conservative Allocation Managed Risk Fund - Standard Class

LVIP Global Growth Allocation Managed Risk Fund - Service Class

LVIP Global Growth Allocation Managed Risk Fund - Standard Class**

LVIP Global Income Fund - Service Class

LVIP Global Income Fund - Standard Class**

LVIP Global Moderate Allocation Managed Risk Fund - Service Class

LVIP Global Moderate Allocation Managed Risk Fund - Standard Class**

LVIP Goldman Sachs Income Builder Fund - Service Class

LVIP Goldman Sachs Income Builder Fund - Standard Class**

LVIP Government Money Market Fund - Service Class

LVIP Government Money Market Fund - Standard Class

LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Standard Class**

LVIP Invesco Select Equity Managed Volatility Fund - Service Class

LVIP Invesco Select Equity Managed Volatility Fund - Standard Class

LVIP JPMorgan High Yield Fund - Service Class

LVIP JPMorgan High Yield Fund - Standard Class**

LVIP JPMorgan Retirement Income Fund - Service Class

LVIP JPMorgan Retirement Income Fund - Standard Class**

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class

LVIP Loomis Sayles Global Growth Fund - Service Class**

LVIP Loomis Sayles Global Growth Fund - Standard Class**

LVIP MFS International Equity Managed Volatility Fund - Service Class

LVIP MFS International Equity Managed Volatility Fund - Standard Class**

LVIP MFS International Growth Fund - Service Class

LVIP MFS International Growth Fund - Standard Class**

LVIP MFS Value Fund - Service Class

LVIP MFS Value Fund - Standard Class**

LVIP Mondrian International Value Fund - Service Class

LVIP Mondrian International Value Fund - Standard Class

LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class

LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class**

LVIP PIMCO Low Duration Bond Fund - Service Class

LVIP PIMCO Low Duration Bond Fund - Standard Class

LVIP SSGA Bond Index Fund - Service Class

LVIP SSGA Bond Index Fund - Standard Class

LVIP SSGA Conservative Index Allocation Fund - Service Class

LVIP SSGA Conservative Index Allocation Fund - Standard Class**

LVIP SSGA Conservative Structured Allocation Fund - Service Class

LVIP SSGA Conservative Structured Allocation Fund - Standard Class**

LVIP SSGA Developed International 150 Fund - Service Class

LVIP SSGA Developed International 150 Fund - Standard Class**

LVIP SSGA Emerging Markets 100 Fund - Service Class

LVIP SSGA Emerging Markets 100 Fund - Standard Class

LVIP SSGA Emerging Markets Equity Index Fund - Service Class**

LVIP SSGA Emerging Markets Equity Index Fund - Standard Class**

LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class

LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class**

LVIP SSGA International Index Fund - Service Class

LVIP SSGA International Index Fund - Standard Class**

LVIP SSGA International Managed Volatility Fund - Service Class

LVIP SSGA International Managed Volatility Fund - Standard Class**

LVIP SSGA Large Cap 100 Fund - Service Class

LVIP SSGA Large Cap 100 Fund - Standard Class**

LVIP SSGA Large Cap Managed Volatility Fund - Service Class

LVIP SSGA Large Cap Managed Volatility Fund - Standard Class**

LVIP SSGA Mid-Cap Index Fund - Service Class

LVIP SSGA Mid-Cap Index Fund - Standard Class**

LVIP SSGA Moderate Index Allocation Fund - Service Class

LVIP SSGA Moderate Index Allocation Fund - Standard Class**

LVIP SSGA Moderate Structured Allocation Fund - Service Class

LVIP SSGA Moderate Structured Allocation Fund - Standard Class**

LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class

LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class**

LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class

LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class**

LVIP SSGA S&P 500 Index Fund - Service Class

LVIP SSGA S&P 500 Index Fund - Standard Class

LVIP SSGA Short-Term Bond Index Fund - Service Class

LVIP SSGA Short-Term Bond Index Fund - Standard Class**

LVIP SSGA Small-Cap Index Fund - Service Class

LVIP SSGA Small-Cap Index Fund - Standard Class**

LVIP SSGA Small-Mid Cap 200 Fund - Service Class

LVIP SSGA Small-Mid Cap 200 Fund - Standard Class

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP SSGA SMID Cap Managed Volatility Fund - Service Class

LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class

LVIP T. Rowe Price 2010 Fund - Service Class

LVIP T. Rowe Price 2010 Fund - Standard Class**

LVIP T. Rowe Price 2020 Fund - Service Class

LVIP T. Rowe Price 2020 Fund - Standard Class**

LVIP T. Rowe Price 2030 Fund - Service Class

LVIP T. Rowe Price 2030 Fund - Standard Class**

LVIP T. Rowe Price 2040 Fund - Service Class

LVIP T. Rowe Price 2040 Fund - Standard Class**

LVIP T. Rowe Price Growth Stock Fund - Service Class

LVIP T. Rowe Price Growth Stock Fund - Standard Class**

LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class

LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class

LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class

LVIP U.S. Aggressive Growth Allocation Managed Risk - Standard Class**

LVIP U.S. Growth Allocation Managed Risk Fund - Service Class

LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class**

LVIP Vanguard Domestic Equity ETF Fund - Service Class

LVIP Vanguard Domestic Equity ETF Fund - Standard Class**

LVIP Vanguard International Equity ETF Fund - Service Class

LVIP Vanguard International Equity ETF Fund - Standard Class**

LVIP Wellington Capital Growth Fund - Service Class

LVIP Wellington Capital Growth Fund - Standard Class**

LVIP Wellington Mid-Cap Value Fund - Service Class

LVIP Wellington Mid-Cap Value Fund - Standard Class**

LVIP Western Asset Core Bond Fund - Service Class

LVIP Western Asset Core Bond Fund - Standard Class**

Lord Abbett Series Fund, Inc.:

Lord Abbett Series Fund Bond Debenture Portfolio - Class VC

Lord Abbett Series Fund Developing Growth Portfolio - Class VC

Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC

Lord Abbett Series Fund Short Duration Income Portfolio - Class VC

MFS® Variable Insurance Trust:

MFS® VIT Growth Series - Initial Class

MFS® VIT Growth Series - Service Class

MFS® VIT Total Return Series - Initial Class

MFS® VIT Total Return Series - Service Class

MFS® VIT Utilities Series - Initial Class

MFS® VIT Utilities Series - Service Class

MFS® Variable Insurance Trust II:

MFS® VIT II Core Equity Portfolio - Service Class

MFS® VIT II International Value Portfolio - Initial Class**

MFS® VIT II International Value Portfolio - Service Class

Morgan Stanley Variable Insurance Fund, Inc. (VIF):

Morgan Stanley VIF Global Infrastructure Portfolio - Class I**

Morgan Stanley VIF Global Infrastructure Portfolio - Class II

Morgan Stanley VIF Growth Portfolio - Class II

Mutual Fund and Variable Insurance Trust:

Rational Trend Aggregation VA Fund

Neuberger Berman Advisers Management Trust:

Neuberger Berman AMT Mid Cap Growth Portfolio - I Class**

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class

Oppenheimer Variable Account Funds:

Oppenheimer Global Fund/VA Service Shares

Oppenheimer International Growth Fund/VA Non-Service Shares**

Oppenheimer International Growth Fund/VA Service Shares

Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares**

Oppenheimer Main Street Small Cap Fund®/VA Service Shares

PIMCO Variable Insurance Trust:

PIMCO VIT All Asset All Authority Portfolio - Advisor Class

PIMCO VIT All Asset All Authority Portfolio - Institutional Class**

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class**

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class**

PIMCO VIT Dynamic Bond Portfolio - Advisor Class

PIMCO VIT Dynamic Bond Portfolio - Institutional Class**

PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class

PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class**

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Putnam Variable Trust:

Putnam VT Equity Income Fund - Class IB

Putnam VT George Putnam Balanced Fund - Class IA**

Putnam VT George Putnam Balanced Fund - Class IB

Putnam VT Global Health Care Fund - Class IA**

Putnam VT Global Health Care Fund - Class IB

Putnam VT Income Fund - Class IA**

Putnam VT Income Fund - Class IB

Putnam VT Multi-Asset Absolute Return Fund - Class IA**

Putnam VT Multi-Asset Absolute Return Fund - Class IB

Rydex Variable Trust:

Guggenheim VT Long Short Equity

Guggenheim VT Multi-Hedge Strategies

SEI Insurance Products Trust:

SEI VP Market Growth Strategy Fund - Class II**

SEI VP Market Growth Strategy Fund - Class III**

SEI VP Market Plus Strategy Fund - Class II**

SEI VP Market Plus Strategy Fund - Class III

VanEck VIP Trust:

VanEck VIP Global Hard Assets Fund - Class S Shares

VanEck VIP Global Hard Assets Fund - Initial Class Shares**

Virtus Variable Insurance Trust:

Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares

Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares**

*  Denotes an affiliate of the Company

**  Available fund with no money invested at December 31, 2018

Each subaccount invests in shares of a single underlying Fund. The investment performance of each subaccount will reflect the investment performance of the underlying Fund less separate account expenses. There is no assurance that the investment objective of any underlying Fund will be met. A Fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holders' investments in the Funds and the amounts reported in the financial statements. The contract holder assumes all of the investment performance risk for the subaccounts selected.

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2018. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments. There are no redemption restrictions on investments in the Funds.

Investments for which the fair value is measured at NAV using the practical expedient (investments in investees measured at NAV) are excluded from the fair value hierarchy. Accordingly, the Variable Account's investments in the Funds have not been classified in the fair value hierarchy.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

ASC 946-10-15, "Financial Services - Investment Companies (Topic 946) - Scope and Scope Exceptions" provides accounting guidance for assessing whether an entity is an investment company. This guidance evaluates the entity's purpose and design to determine whether the entity is an investment company. The standard also adds additional disclosure requirements regarding contractually required commitments to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore applies the accounting requirements of ASC 946.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using an assumed investment rate of 3%, 4%, or 5%. Reserves on contracts involving life contingencies are calculated using a modification of the 1983a Individual Annuitant Mortality Table and an assumed investment rate of 3%, 4%, or 5%.

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Investment Fund Changes: During 2017, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2017, the 2017 statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2017:

American Century VP Large Company Value Fund - Class I	American Funds New World Fund® - Class 1A
American Century VP Large Company Value Fund - Class II	American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A
American Funds Asset Allocation Fund - Class 1A	ClearBridge Variable Large Cap Growth Portfolio - Class I
American Funds Blue Chip Income and Growth Fund - Class 1A	ClearBridge Variable Large Cap Growth Portfolio - Class II
American Funds Bond Fund - Class 1A	Ivy VIP Asset Strategy Portfolio - Class I
American Funds Capital Income Builder® - Class 1A	Ivy VIP Energy Portfolio - Class I
American Funds Global Balanced Fund - Class 1A	Ivy VIP High Income Portfolio - Class I
American Funds Global Bond Fund - Class 1A	Ivy VIP Micro Cap Growth Portfolio - Class I
American Funds Global Growth and Income Fund - Class 1A	Ivy VIP Mid Cap Growth Portfolio - Class I
American Funds Global Growth Fund - Class 1A	Ivy VIP Science and Technology Portfolio - Class I
American Funds Global Small Capitalization Fund - Class 1A	Lincoln iShares® Fixed Income Allocation Fund - Standard Class
American Funds Growth Fund - Class 1A	Lincoln iShares® Global Growth Allocation Fund - Standard Class
American Funds Growth-Income Fund - Class 1A	Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class
American Funds High-Income Bond Fund - Class 1A	LVIP Western Asset Core Bond Fund - Service Class
American Funds International Fund - Class 1A	LVIP Western Asset Core Bond Fund - Standard Class
American Funds International Growth and Income Fund - Class 1A	QS Variable Conservative Growth - Class I
American Funds Mortgage Fund - Class 1A	QS Variable Conservative Growth - Class II

Also during 2017, the following funds changed their names:

Previous Fund Name	New Fund Name
ALPS/Stadion Tactical Defensive Portfolio - Class I	ALPS/Stadion Core ETF Portfolio - Class I
ALPS/Stadion Tactical Defensive Portfolio - Class III	ALPS/Stadion Core ETF Portfolio - Class III
Delaware VIP® Smid Cap Growth Series - Service Class	Delaware VIP® Smid Cap Core Series - Service Class
Delaware VIP® Smid Cap Growth Series - Standard Class	Delaware VIP® Smid Cap Core Series - Standard Class
Janus Aspen Balanced Portfolio - Service Shares	Janus Henderson Balanced Portfolio - Service Shares
Janus Aspen Enterprise Portfolio - Service Shares	Janus Henderson Enterprise Portfolio - Service Shares
Janus Aspen Global Research Portfolio - Service Shares	Janus Henderson Global Research Portfolio - Service Shares
LVIP Delaware Foundation Moderate Allocation Fund - Service Class	LVIP BlackRock Scientific Allocation Fund - Service Class
LVIP Delaware Foundation Moderate Allocation Fund - Standard Class	LVIP BlackRock Scientific Allocation Fund - Standard Class
LVIP Delaware Foundation Aggressive Allocation Fund - Service Class	LVIP Delaware Wealth Builder Fund - Service Class
LVIP Delaware Foundation Aggressive Allocation Fund - Standard Class	LVIP Delaware Wealth Builder Fund - Standard Class
LVIP Delaware Foundation Conservative Allocation Fund - Service Class	LVIP JPMorgan Retirement Income Fund - Service Class
LVIP Delaware Foundation Conservative Allocation Fund - Standard Class	LVIP JPMorgan Retirement Income Fund - Standard Class
Virtus Multi-Sector Fixed Income Series - Class A Shares	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares
Virtus Multi-Sector Fixed Income Series - Class I Shares	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares
Virtus Equity Trend Series - Class A Shares	Virtus Rampart Equity Trend Series - Class A Shares
Virtus Equity Trend Series - Class I Shares	Virtus Rampart Equity Trend Series - Class I Shares

Also during 2017, the following fund families changed their names:

Previous Fund Family Name	New Fund Family Name
Morgan Stanley Universal Institutional Funds	Morgan Stanley Variable Insurance Fund, Inc. (VIF)
Huntington VA Funds	Mutual Fund and Variable Insurance Trust

Also during 2017, the following fund merger occurred:

Fund Acquired	Acquiring Fund
Putnam VT Growth & Income Fund - Class IB	Putnam VT Equity Income Fund - Class IB

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Also during 2017, the following funds ceased to be available as investment options to Variable Account contract owners:

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2

During 2018, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2018, the 2018 statements of operations and statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2018:

Ivy VIP Small Cap Growth Portfolio - Class I	LVIP SSGA Emerging Markets Equity Index Fund - Service Class
Ivy VIP Small Cap Growth Portfolio - Class II	LVIP SSGA Emerging Markets Equity Index Fund - Standard Class
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	LVIP SSGA Short-Term Bond Index Fund - Service Class
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class	LVIP SSGA Short-Term Bond Index Fund - Standard Class
LVIP Loomis Sayles Global Growth Fund - Service Class	LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class
LVIP Loomis Sayles Global Growth Fund - Standard Class	LVIP U.S. Aggressive Growth Allocation Managed Risk - Standard Class

Also during 2018, the following funds changed their names:

Previous Fund Name	New Fund Name
LVIP Select Core Equity Managed Volatility Fund - Service Class	LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class
LVIP Select Core Equity Managed Volatility Fund - Standard Class	LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Standard Class
LVIP Managed Risk Profile 2010 Fund - Service Class	LVIP T. Rowe Price 2010 Fund - Service Class
LVIP Managed Risk Profile 2010 Fund - Standard Class	LVIP T. Rowe Price 2010 Fund - Standard Class
LVIP Managed Risk Profile 2020 Fund - Service Class	LVIP T. Rowe Price 2020 Fund - Service Class
LVIP Managed Risk Profile 2020 Fund - Standard Class	LVIP T. Rowe Price 2020 Fund - Standard Class
LVIP Managed Risk Profile 2030 Fund - Service Class	LVIP T. Rowe Price 2030 Fund - Service Class
LVIP Managed Risk Profile 2030 Fund - Standard Class	LVIP T. Rowe Price 2030 Fund - Standard Class
LVIP Managed Risk Profile 2040 Fund - Service Class	LVIP T. Rowe Price 2040 Fund - Service Class
LVIP Managed Risk Profile 2040 Fund - Standard Class	LVIP T. Rowe Price 2040 Fund - Standard Class
PIMCO VIT Unconstrained Bond Portfolio - Advisor Class	PIMCO VIT Dynamic Bond Portfolio - Advisor Class
PIMCO VIT Unconstrained Bond Portfolio - Institutional Class	PIMCO VIT Dynamic Bond Portfolio - Institutional Class
Putnam VT Absolute Return 500 Fund - Class IA	Putnam VT Multi-Asset Absolute Return Fund - Class IA
Putnam VT Absolute Return 500 Fund - Class IB	Putnam VT Multi-Asset Absolute Return Fund - Class IB
Rational Dividend Capture VA Fund	Rational Trend Aggregation VA Fund

Also during 2018, the following fund families changed their names:

Previous Fund Family Name	New Fund Family Name
Deutsche Investments VIT Funds	Deutsche DWS Investments VIT Funds
Deutsche Variable Series II	Deutsche DWS Variable Series II

Also during 2018, the following funds ceased to be available as investment options to Variable Account contract owners:

BlackRock iShares® Alternative Strategies V.I. Fund - Class I	Ivy VIP Micro Cap Growth Portfolio - Class I
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	Ivy VIP Micro Cap Growth Portfolio - Class II
Fidelity® VIP Equity-Income Portfolio - Initial Class	LVIP BlackRock Multi-Asset Income Fund - Service Class
Fidelity® VIP Equity-Income Portfolio - Service Class 2	LVIP BlackRock Multi-Asset Income Fund - Standard Class
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	Virtus Rampart Equity Trend Series - Class A Shares
Goldman Sachs VIT Strategic Income Fund - Institutional Shares	Virtus Rampart Equity Trend Series - Class I Shares

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

2. Mortality and Expense Guarantees and Other Transactions with Affiliates

Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations. The ranges of rates are as follows for the thirty-one contract types within the Variable Account:

•  Lincoln ChoicePlus at a daily rate of .0038356% to .0082192% (1.40% to 3.00% on an annual basis)

•  Lincoln ChoicePlus Access at a daily rate of .0038356% to .0089041% (1.40% to 3.25% on an annual basis)

•  Lincoln ChoicePlus II at a daily rate of .0034247% to .0082192% (1.25% to 3.00% on an annual basis)

•  Lincoln ChoicePlus II Access at a daily rate of .0038356% to .0089041% (1.40% to 3.25% on an annual basis)

•  Lincoln ChoicePlus II Advance at a daily rate of .0038356% to .0090411% (1.40% to 3.30% on an annual basis)

•  Lincoln ChoicePlus II Bonus at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis)

•  Lincoln ChoicePlus Assurance A Share at a daily rate of .0016438% to .0071233% (.60% to 2.60% on an annual basis)

•  Lincoln ChoicePlus Assurance A Share Fee-Based at a daily rate of .0016438% to .0067123% (.60% to 2.45% on an annual basis)

•  For policies issued on or after to 5/22/17 at a daily rate of .0005479% to .0057534% (.20% to 2.10% on an annual basis)

•  Lincoln ChoicePlus Assurance B Share at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis)

•  Lincoln ChoicePlus Assurance Bonus at a daily rate of .0038356% to .0091781% (1.40% to 3.35% on an annual basis)

•  Lincoln ChoicePlus Assurance C Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis)

•  Lincoln ChoicePlus Assurance L Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis)

•  Lincoln ChoicePlus Design 1 at a daily rate of .0030137% to .0080822% (1.10% to 2.95% on an annual basis)

•  Lincoln ChoicePlus Design 2 at a daily rate of .0030137% to .0093151% (1.10% to 3.40% on an annual basis)

•  Lincoln ChoicePlus Design 3 at a daily rate of .0030137% to .0093151% (1.10% to 3.40% on an annual basis)

•  Lincoln ChoicePlus Assurance A Class at a daily rate of .0016438% to .0063014% (.60% to 2.30% on an annual basis)

•  Lincoln ChoicePlus Assurance B Class at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis)

•  Lincoln ChoicePlus Signature 1 at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis)

•  Lincoln ChoicePlus Signature 2 at a daily rate of .0038356% to .0094521% (1.40% to 3.45% on an annual basis)

•  Lincoln ChoicePlus Fusion at a daily rate of .0021918% to .0064384% (.80% to 2.35% on an annual basis)

•  Lincoln InvestmentSolutions at a daily rate of .0016438% to .0067123% (.60% to 2.45% on an annual basis)

•  Lincoln ChoicePlus Assurance Series B-Share at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis)

•  Lincoln ChoicePlus Assurance Series C-Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis)

•  Lincoln ChoicePlus Assurance Series L-Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis)

•  Lincoln ChoicePlus Assurance (Prime) at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis)

•  Lincoln ChoicePlus Advisory at a daily rate of .0005479% to .0056164% (.20% to 2.05% on an annual basis)

•  Lincoln Investor Advantage B Share at a daily rate of .0026027% to .0041096% (.95% to 1.50% on an annual basis)

•  Lincoln Investor Advantage C Share at a daily rate of .0026027% to .0045205% (.95% to 1.65% on an annual basis)

•  Lincoln Investor Advantage Fee-Based at a daily rate of .0004110% to .0019178% (.15% to .70% on an annual basis)

•  Lincoln Investor Advantage Advisory at a daily rate of .0002740% to .0013699% (.10% to .50% on an annual basis)

•  Lincoln Core Income at a daily rate of .0015068% to .0031507% (.55% to 1.15% on an annual basis)

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

2. Mortality and Expense Guarantees and Other Transactions with Affiliates (continued)

The Company charges an annual account fee which varies by product. Refer to the product prospectus for the account fee rate. The account fees are for items such as processing applications, issuing contracts, policy value calculation, confirmations and periodic reports. The Company, upon surrender of a policy, may assess a surrender charge. Amounts retained by the Company for account fees and surrender charges for 2018 and 2017 were $24,341,469 and $23,838,647, respectively.

For the Lincoln ChoicePlus Assurance A Share, Lincoln ChoicePlus Assurance A Share Fee-Based and Lincoln ChoicePlus Assurance A Class products, a front-end load or sales charge is applied as a percentage (5.75% maximum) to all gross purchase payments. For the Lincoln ChoicePlus Fusion product, a premium based charge or sales charge is applied on a quarterly basis over a seven year period as a percentage (.175% maximum per quarter) of all purchase payments received. For the years ending December 31, 2018 and 2017, sales charges amounted to $8,684 and $9,358, respectively.

Surrender, contract and all other charges are included within Contract withdrawals on the Statements of Changes in Net Assets.

3. Financial Highlights

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2018, follows:

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
AB VPS Global Thematic Growth Portfolio - Class B
	2018		0.80%	2.80%	$7.01	$23.08	125,509	$2,000,276	-12.47%	-10.69%	0.00%
	2017		0.80%	2.80%	7.89	26.05	134,914	2,397,062	32.54%	35.21%	0.27%
	2016		0.80%	2.80%	5.87	19.42	130,629	1,734,260	-3.61%	-1.66%	0.00%
	2015		0.80%	2.80%	5.01	19.91	137,553	1,855,572	-0.19%	1.83%	0.00%
	2014		0.80%	2.80%	4.96	19.71	151,544	2,039,647	1.91%	3.97%	0.00%
AB VPS Large Cap Growth Portfolio - Class B
	2018		1.40%	1.70%	13.80	32.24	18,120	319,512	0.60%	0.90%	0.00%
	2017		1.40%	1.70%	13.71	32.02	20,586	351,518	29.46%	29.84%	0.00%
	2016		1.40%	1.70%	10.59	24.71	23,150	295,067	0.63%	0.93%	0.00%
	2015		1.40%	1.70%	10.51	24.53	31,214	437,490	8.99%	9.31%	0.00%
	2014		1.40%	1.70%	9.64	22.48	34,472	452,466	11.92%	12.26%	0.00%
AB VPS Small/Mid Cap Value Portfolio - Class B
	2018		0.65%	2.95%	10.38	39.37	341,400	8,703,305	-17.76%	-15.86%	0.22%
	2017		0.65%	2.95%	21.67	47.22	341,772	10,672,198	9.57%	12.13%	0.24%
	2016		0.65%	2.95%	19.77	42.52	355,524	10,212,939	21.17%	23.95%	0.32%
	2015		0.65%	2.95%	16.31	34.62	379,010	8,949,365	-8.44%	-6.30%	0.51%
	2014		0.65%	2.95%	17.50	37.31	419,636	10,691,210	5.78%	8.18%	0.45%
ALPS/Alerian Energy Infrastructure Portfolio - Class III
	2018		1.10%	1.50%	6.78	6.90	26,187	178,981	-20.17%	-19.85%	1.73%
	2017		1.10%	1.50%	8.49	8.61	27,767	237,316	-2.32%	-1.92%	2.09%
	2016		1.10%	1.50%	8.69	8.78	14,241	124,006	38.71%	39.26%	2.01%
	2015		1.10%	1.65%	6.29	6.30	14,975	93,888	-38.70%	-38.61%	0.79%
	2014	8/27/14	1.10%	1.25%	10.26	10.27	2,553	26,214	-7.72%	-2.08%	0.20%
ALPS/Red Rocks Listed Private Equity Portfolio - Class III
	2018		0.95%	1.50%	10.33	10.48	13,866	141,839	-13.83%	-13.49%	6.35%
	2017		1.10%	1.50%	12.07	12.12	7,715	93,134	23.42%	23.60%	3.26%
	2016		1.10%	1.25%	9.81	9.81	4,230	41,488	6.79%	6.79%	0.93%
	2015	11/20/15	1.10%	1.10%	9.18	9.18	2,203	20,236	-2.09%	-2.09%	0.09%
ALPS/Stadion Core ETF Portfolio - Class III
	2018		0.30%	2.65%	9.78	10.76	139,874	1,379,139	-7.65%	-6.40%	0.59%
	2017		0.30%	1.65%	11.42	11.58	59,076	635,640	11.88%	12.33%	0.43%
	2016		1.10%	1.50%	10.27	10.31	4,020	41,310	9.44%	9.60%	0.00%
	2015		1.10%	1.25%	9.39	9.39	3,542	33,290	-10.47%	-10.47%	0.10%
	2014	11/10/14	1.25%	1.25%	10.48	10.48	1,654	17,354	0.77%	0.77%	0.00%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
ALPS/Stadion Tactical Growth Portfolio - Class III
	2018		0.95%	1.25%	$10.65	$10.71	36,260	$377,255	-5.46%	-5.32%	0.28%
	2017		1.10%	1.25%	11.27	11.27	13,988	157,910	10.79%	10.79%	0.40%
	2016		1.25%	1.25%	10.17	10.17	8,182	83,227	7.86%	7.86%	0.30%
	2015	12/17/15	1.25%	1.25%	9.43	9.43	1,321	12,461	-0.36%	-0.36%	0.00%
American Century VP Balanced Fund - Class II
	2018		0.10%	2.95%	10.60	11.19	584,113	6,434,476	-6.73%	-4.03%	1.22%
	2017		0.10%	2.95%	11.50	11.72	346,730	4,028,439	11.15%	12.39%	1.45%
	2016	7/5/16	1.10%	2.20%	10.35	10.42	131,427	1,366,982	-0.51%	3.17%	1.17%
American Century VP Large Company Value Fund - Class II
	2018		0.30%	3.25%	9.30	9.57	154,728	1,469,479	-10.95%	-9.37%	1.93%
	2017	6/22/17	1.30%	3.05%	10.45	10.56	22,704	238,456	3.52%	6.96%	0.63%
American Funds Asset Allocation Fund - Class 1
	2018		0.65%	0.65%	17.38	17.38	255	4,434	-4.97%	-4.97%	1.90%
	2017		0.65%	0.65%	18.28	18.28	255	4,668	15.75%	15.75%	1.81%
	2016	3/17/16	0.65%	0.65%	15.80	15.80	218	3,446	8.18%	8.18%	2.41%
American Funds Asset Allocation Fund - Class 4
	2018		0.95%	1.65%	11.72	12.02	666,728	7,751,797	-6.39%	-5.87%	1.57%
	2017		0.10%	1.65%	12.52	12.77	533,452	6,769,543	14.01%	14.64%	1.51%
	2016		1.10%	1.65%	11.10	11.14	390,204	4,328,187	7.81%	7.97%	1.69%
	2015		1.10%	1.25%	10.32	10.32	165,997	1,711,934	0.04%	0.04%	2.98%
	2014	12/4/14	1.10%	1.10%	10.31	10.31	2,895	29,881	-0.78%	-0.78%	1.44%
American Funds Blue Chip Income and Growth Fund - Class 1
	2018		1.65%	1.65%	18.27	18.27	4,809	87,872	-9.95%	-9.95%	2.06%
	2017		0.60%	1.65%	20.29	21.75	5,229	106,739	15.38%	16.59%	2.23%
	2016		0.60%	1.65%	17.59	18.66	5,634	99,549	17.11%	18.35%	2.00%
	2015	2/19/15	0.60%	1.65%	15.02	15.77	6,457	97,300	-6.06%	-5.10%	2.22%
American Funds Blue Chip Income and Growth Fund - Class 4
	2018		0.95%	1.50%	12.50	12.74	69,438	852,021	-10.28%	-9.92%	1.79%
	2017		0.10%	1.50%	13.93	14.14	65,923	916,785	14.96%	15.43%	2.16%
	2016		1.10%	1.50%	12.12	12.25	50,159	613,079	16.73%	17.20%	1.97%
	2015		1.10%	1.50%	10.45	10.45	43,355	452,944	-4.27%	-4.27%	2.33%
	2014	8/27/14	1.10%	1.10%	10.92	10.92	15,250	166,485	3.28%	3.28%	1.05%
American Funds Bond Fund - Class 1
	2018		0.65%	0.65%	11.58	11.58	3,690	42,717	-1.09%	-1.09%	2.70%
	2017		0.65%	0.65%	11.71	11.71	3,377	39,542	3.21%	3.21%	2.35%
	2016		0.65%	0.65%	11.34	11.34	2,639	29,932	2.60%	2.60%	1.90%
	2015		0.65%	0.65%	11.05	11.05	2,080	22,998	-0.20%	-0.20%	1.96%
	2014	11/7/14	0.65%	0.65%	11.08	11.08	1,875	20,772	0.38%	0.38%	1.83%
American Funds Capital Income Builder® - Class 1
	2018		0.65%	0.65%	10.52	10.52	1,319	13,873	-7.37%	-7.37%	2.99%
	2017		0.60%	0.65%	11.35	11.37	1,997	22,699	12.56%	12.62%	3.00%
	2016		0.60%	0.65%	10.09	10.10	2,126	21,449	3.50%	3.55%	3.17%
	2015	4/29/15	0.60%	0.65%	9.74	9.75	2,093	20,423	-6.04%	-5.46%	1.98%
American Funds Capital Income Builder® - Class 4
	2018		0.95%	1.65%	9.80	10.06	133,946	1,333,668	-8.77%	-8.26%	2.69%
	2017		1.10%	1.65%	10.75	10.96	126,726	1,376,581	10.81%	11.42%	2.52%
	2016		1.10%	1.65%	9.74	9.84	117,493	1,150,030	2.24%	2.65%	2.82%
	2015		1.10%	1.50%	9.59	9.59	87,751	838,270	-2.87%	-2.87%	2.65%
	2014	9/2/14	1.10%	1.10%	9.87	9.87	16,071	158,607	-2.68%	-2.68%	1.11%
American Funds Global Bond Fund - Class 1
	2018		0.65%	0.65%	10.68	10.68	4,797	51,233	-1.78%	-1.78%	2.68%
	2017		0.65%	0.65%	10.87	10.87	3,463	37,670	6.42%	6.42%	0.64%
	2016		0.65%	0.65%	10.22	10.22	2,513	25,682	2.26%	2.26%	0.82%
	2015		0.65%	0.65%	9.99	9.99	1,769	17,681	-4.37%	-4.37%	0.10%
	2014	4/14/14	0.65%	0.65%	10.45	10.45	611	6,389	-2.61%	-2.61%	2.60%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Global Growth and Income Fund - Class 1
	2018		0.65%	0.65%	$16.38	$16.38	4,040	$66,188	-9.94%	-9.94%	1.95%
	2017		0.65%	0.65%	18.19	18.19	3,708	67,463	25.59%	25.59%	2.42%
	2016		0.65%	0.65%	14.48	14.48	3,581	51,889	6.92%	6.92%	1.99%
	2015		0.65%	0.65%	13.55	13.55	3,264	44,226	-1.78%	-1.78%	2.32%
	2014	11/7/14	0.65%	0.65%	13.79	13.79	2,631	36,305	0.85%	0.85%	3.25%
American Funds Global Growth Fund - Class 2
	2018		0.75%	3.15%	15.22	27.83	395,464	9,731,881	-11.87%	-9.74%	0.64%
	2017		0.75%	3.15%	17.26	30.98	452,188	12,416,826	27.40%	30.51%	0.64%
	2016		0.75%	3.15%	16.13	23.86	522,379	11,114,285	-2.30%	-0.13%	0.80%
	2015		0.75%	2.95%	16.17	24.01	629,504	13,608,615	3.83%	6.14%	1.01%
	2014		0.75%	2.95%	15.22	22.74	668,788	13,835,177	-0.66%	1.55%	1.14%
American Funds Global Growth Fund - Class 4
	2018		0.95%	1.65%	10.07	12.54	228,821	2,807,053	-10.72%	-10.23%	0.52%
	2017		0.10%	1.65%	13.69	13.97	200,661	2,779,135	28.97%	29.68%	0.69%
	2016		1.10%	1.65%	10.73	10.77	37,794	405,811	-0.88%	-0.73%	0.74%
	2015		1.10%	1.25%	10.83	10.85	32,095	348,179	5.36%	5.52%	1.75%
	2014	11/24/14	1.10%	1.25%	10.27	10.28	3,096	31,838	-1.89%	1.70%	0.84%
American Funds Global Small Capitalization Fund - Class 1
	2018		0.65%	0.65%	22.88	22.88	1,028	23,526	-10.89%	-10.89%	0.37%
	2017		0.65%	0.65%	25.68	25.68	752	19,308	25.41%	25.41%	0.69%
	2016		0.65%	0.65%	20.48	20.48	540	11,069	1.68%	1.68%	0.55%
	2015		0.65%	0.65%	20.14	20.14	344	6,934	-0.15%	-0.15%	0.00%
	2014	4/14/14	0.65%	0.65%	20.17	20.17	164	3,317	2.17%	2.17%	0.57%
American Funds Global Small Capitalization Fund - Class 2
	2018		0.65%	3.00%	13.64	37.99	301,956	6,918,718	-13.20%	-11.13%	0.08%
	2017		0.65%	3.00%	15.71	43.15	342,321	8,894,248	22.17%	25.08%	0.43%
	2016		0.65%	3.00%	12.86	34.83	383,602	8,065,153	-0.92%	1.44%	0.22%
	2015		0.65%	3.00%	12.98	34.66	439,088	9,399,543	-2.70%	-0.38%	0.00%
	2014		0.65%	3.00%	13.32	35.13	495,088	10,829,947	-0.90%	1.46%	0.12%
American Funds Global Small Capitalization Fund - Class 4
	2018		0.85%	1.65%	10.81	11.02	41,120	449,186	-12.13%	-11.78%	0.02%
	2017		1.10%	1.50%	12.31	12.49	38,041	472,118	23.75%	24.25%	0.40%
	2016		1.10%	1.50%	10.01	10.05	21,192	212,517	0.58%	0.73%	0.10%
	2015		1.10%	1.25%	9.98	9.98	19,072	190,064	-1.11%	-1.11%	0.00%
	2014	11/10/14	1.10%	1.10%	10.09	10.09	345	3,486	0.90%	0.90%	0.06%
American Funds Growth Fund - Class 1
	2018		0.65%	0.65%	34.13	34.13	2,493	85,089	-0.66%	-0.66%	0.75%
	2017		0.65%	0.65%	34.36	34.36	1,982	68,121	27.80%	27.80%	0.82%
	2016		0.65%	0.65%	26.89	26.89	1,530	41,154	9.05%	9.05%	1.12%
	2015		0.65%	0.65%	24.66	24.66	847	20,881	6.43%	6.43%	1.07%
	2014	4/14/14	0.65%	0.65%	23.17	23.17	412	9,550	11.36%	11.36%	1.91%
American Funds Growth Fund - Class 2
	2018		0.65%	3.15%	19.01	40.29	1,606,511	48,962,852	-3.34%	-0.90%	0.41%
	2017		0.65%	3.15%	19.58	41.05	1,893,975	58,938,369	24.31%	27.46%	0.48%
	2016		0.65%	3.15%	15.69	32.51	2,285,687	56,013,804	6.09%	8.78%	0.69%
	2015		0.65%	3.15%	14.73	30.17	2,659,543	60,948,444	3.54%	6.16%	0.57%
	2014		0.65%	3.15%	14.17	28.69	3,093,198	67,575,915	5.14%	7.81%	0.74%
American Funds Growth Fund - Class 4
	2018		0.10%	1.65%	10.99	15.78	314,700	4,643,971	-1.99%	-0.60%	0.27%
	2017		0.10%	1.50%	15.23	15.91	272,968	4,168,460	26.08%	27.60%	0.48%
	2016		0.30%	1.50%	12.08	12.21	223,179	2,718,328	7.59%	8.02%	0.66%
	2015		1.10%	1.50%	11.27	11.30	106,564	1,203,589	5.26%	5.42%	1.20%
	2014	10/31/14	1.10%	1.25%	10.71	10.72	26,061	279,401	1.25%	2.43%	0.83%
American Funds Growth-Income Fund - Class 1
	2018		0.65%	1.65%	22.83	30.74	5,689	165,787	-3.16%	-2.19%	1.79%
	2017		0.65%	1.65%	23.58	31.42	4,641	136,107	20.68%	21.89%	1.78%
	2016		0.65%	1.65%	19.54	25.78	3,906	91,921	9.98%	11.08%	1.71%
	2015		0.65%	1.65%	23.21	23.21	3,180	65,481	1.06%	1.06%	1.85%
	2014	4/14/14	0.65%	0.65%	22.96	22.96	791	18,165	11.80%	11.80%	2.25%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Growth-Income Fund - Class 2
	2018		0.65%	3.15%	$12.51	$33.18	1,999,291	$50,482,845	-4.83%	-2.42%	1.34%
	2017		0.65%	3.15%	18.01	34.33	2,335,911	61,060,225	18.59%	21.59%	1.35%
	2016		0.65%	3.15%	15.13	28.51	2,716,659	59,038,784	8.06%	10.80%	1.32%
	2015		0.65%	3.15%	13.94	25.97	3,099,742	61,712,883	-1.69%	0.80%	1.26%
	2014		0.65%	3.15%	14.13	26.01	3,489,626	69,770,129	7.20%	9.92%	1.24%
American Funds Growth-Income Fund - Class 4
	2018		0.10%	1.65%	10.83	13.73	241,354	3,252,457	-3.66%	-3.13%	1.26%
	2017		1.10%	1.65%	13.89	14.18	227,243	3,187,547	20.08%	20.74%	1.41%
	2016		1.10%	1.65%	11.62	11.74	188,621	2,205,052	9.60%	10.04%	1.39%
	2015		1.10%	1.50%	10.64	10.67	119,411	1,271,030	-0.05%	0.10%	1.77%
	2014	10/31/14	1.10%	1.25%	10.65	10.66	32,526	346,647	0.28%	0.49%	2.01%
American Funds High-Income Bond Fund - Class 1
	2018		0.65%	0.65%	12.99	12.99	2,788	36,219	-2.78%	-2.78%	7.05%
	2017		0.65%	0.65%	13.36	13.36	1,984	26,516	6.56%	6.56%	7.68%
	2016		0.65%	0.65%	12.54	12.54	1,416	17,764	17.07%	17.07%	6.59%
	2015		0.65%	0.65%	10.71	10.71	916	9,813	-7.55%	-7.55%	7.57%
	2014	4/14/14	0.65%	0.65%	11.59	11.59	417	4,832	-2.13%	-2.13%	9.04%
American Funds International Fund - Class 1
	2018		0.65%	1.65%	14.39	17.98	5,725	93,664	-14.37%	-13.51%	2.02%
	2017		0.65%	1.65%	16.80	20.78	5,429	102,709	30.30%	31.60%	1.48%
	2016		0.60%	1.65%	12.89	15.86	6,049	86,494	2.09%	3.19%	1.55%
	2015		0.60%	1.65%	15.32	15.32	5,802	80,519	-4.87%	-4.87%	2.08%
	2014	11/7/14	0.65%	0.65%	16.10	16.10	1,258	20,266	-1.11%	-1.11%	1.60%
American Funds International Fund - Class 2
	2018		0.65%	3.20%	9.72	28.48	890,867	17,368,643	-15.87%	-13.70%	1.63%
	2017		0.65%	3.20%	12.80	33.32	1,003,521	23,216,318	28.16%	31.29%	1.19%
	2016		0.65%	3.05%	9.99	25.62	1,239,835	22,016,254	0.42%	2.86%	1.22%
	2015		0.65%	3.05%	9.95	25.14	1,406,381	24,826,920	-7.39%	-5.14%	1.44%
	2014		0.65%	3.05%	10.74	26.76	1,533,452	28,907,158	-5.57%	-3.28%	1.30%
American Funds International Fund - Class 4
	2018		0.85%	1.65%	9.97	10.23	233,447	2,373,816	-14.83%	-14.36%	1.60%
	2017		1.10%	1.65%	11.78	11.95	188,892	2,249,715	29.93%	30.45%	1.47%
	2016		1.10%	1.50%	9.12	9.16	147,919	1,353,410	1.93%	2.09%	1.34%
	2015		1.10%	1.25%	8.95	8.97	63,127	566,104	-5.93%	-5.79%	1.76%
	2014	11/3/14	1.10%	1.25%	9.51	9.52	26,251	249,972	-3.65%	-1.93%	1.35%
American Funds International Growth and Income Fund - Class 1
	2018		0.65%	0.65%	12.20	12.20	2,804	34,212	-11.58%	-11.58%	2.80%
	2017		0.65%	0.65%	13.80	13.80	2,000	27,608	24.50%	24.50%	2.84%
	2016		0.65%	0.65%	11.08	11.08	1,418	15,722	1.05%	1.05%	3.03%
	2015		0.65%	0.65%	10.97	10.97	892	9,782	-5.95%	-5.95%	3.05%
	2014	4/14/14	0.65%	0.65%	11.66	11.66	403	4,706	-4.16%	-4.16%	5.25%
American Funds Managed Risk Asset Allocation Fund - Class P1
	2017		0.60%	0.60%	15.20	15.20	540	8,220	14.39%	14.39%	0.79%
	2016		0.60%	0.60%	13.29	13.29	540	7,181	6.93%	6.93%	1.48%
	2015	10/12/15	0.60%	0.60%	12.43	12.43	540	6,715	0.34%	0.34%	0.75%
American Funds Managed Risk Asset Allocation Fund - Class P2
	2018		1.30%	2.65%	12.51	13.59	1,082,195	14,583,947	-7.38%	-6.12%	1.33%
	2017		1.30%	2.65%	13.57	14.47	895,283	12,856,238	11.91%	13.32%	0.74%
	2016		1.30%	2.55%	12.64	12.77	743,395	9,433,273	5.62%	5.89%	1.21%
	2015		1.30%	1.55%	11.97	12.06	289,192	3,470,772	-2.59%	-2.35%	1.82%
	2014	9/17/14	1.30%	1.55%	12.29	12.35	11,925	146,949	-0.49%	3.37%	0.08%
American Funds Mortgage Fund - Class 4
	2018		1.10%	1.65%	9.91	10.16	25,645	258,087	-1.57%	-1.03%	1.71%
	2017		1.10%	1.65%	10.06	10.27	30,895	314,668	-0.68%	-0.13%	1.34%
	2016		1.10%	1.65%	10.24	10.28	28,949	296,225	0.74%	0.89%	1.78%
	2015		1.10%	1.25%	10.19	10.19	2,479	25,217	0.52%	0.52%	1.48%
	2014	12/12/14	1.10%	1.10%	10.14	10.14	491	4,981	-0.44%	-0.44%	0.82%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds New World Fund® - Class 1
	2018		0.65%	1.65%	$10.56	$11.39	3,398	$37,803	-15.24%	-14.39%	1.19%
	2017		0.65%	1.65%	12.45	13.31	2,829	36,748	27.63%	28.90%	1.20%
	2016		0.65%	1.65%	9.76	10.32	2,726	27,423	3.86%	4.91%	1.01%
	2015		0.65%	1.65%	9.84	9.84	2,369	22,743	-3.58%	-3.58%	0.92%
	2014	4/14/14	0.65%	0.65%	10.21	10.21	702	7,173	-6.64%	-6.64%	3.56%
American Funds New World Fund® - Class 4
	2018		0.30%	1.65%	9.58	10.13	116,877	1,135,621	-15.53%	-14.50%	0.66%
	2017		0.30%	1.50%	11.34	11.85	117,822	1,352,192	27.14%	28.67%	0.89%
	2016		0.30%	1.50%	8.97	9.01	77,589	699,210	3.74%	3.89%	0.67%
	2015		1.10%	1.25%	8.65	8.68	37,696	326,989	-4.57%	-4.43%	0.60%
	2014	9/19/14	1.10%	1.25%	9.07	9.08	5,725	51,963	-9.99%	-2.77%	1.33%
BlackRock Global Allocation V.I. Fund - Class I
	2018		0.65%	0.65%	16.45	16.45	1,805	29,683	-7.94%	-7.94%	0.97%
	2017		0.65%	0.65%	17.87	17.87	1,781	31,823	13.12%	13.12%	1.33%
	2016		0.60%	0.65%	15.79	15.86	1,779	28,101	3.44%	3.50%	1.40%
	2015	4/29/15	0.60%	0.65%	15.27	15.33	1,322	20,185	-6.20%	-5.64%	1.46%
BlackRock Global Allocation V.I. Fund - Class III
	2018		0.30%	3.20%	10.56	16.08	3,259,413	47,366,584	-10.49%	-8.13%	0.83%
	2017		0.60%	3.20%	12.88	17.52	3,583,322	57,338,125	10.40%	13.03%	1.26%
	2016		0.60%	2.95%	11.66	15.51	3,906,950	56,024,512	0.79%	3.18%	1.14%
	2015		0.60%	2.95%	11.57	15.03	4,069,601	57,150,772	-3.88%	-1.64%	1.04%
	2014		0.65%	2.95%	12.03	15.29	4,089,426	58,884,936	-1.03%	1.27%	2.27%
BlackRock iShares® Alternative Strategies V.I. Fund - Class III
	2017		1.10%	1.50%	10.85	10.97	12,271	134,113	10.77%	11.22%	3.05%
	2016		1.10%	1.50%	9.86	9.86	8,439	83,185	5.06%	5.06%	3.30%
	2015	6/10/15	1.10%	1.10%	9.39	9.39	671	6,304	-3.83%	-3.83%	4.63%
ClearBridge Variable Aggressive Growth Portfolio - Class II
	2018		0.95%	1.50%	10.99	11.20	54,734	604,456	-9.93%	-9.57%	0.46%
	2017		1.10%	1.50%	12.20	12.38	29,939	369,601	14.26%	14.72%	0.29%
	2016		1.10%	1.50%	10.75	10.79	23,410	252,188	-0.32%	-0.17%	0.48%
	2015		1.10%	1.25%	10.78	10.81	13,911	150,286	-3.16%	-3.01%	0.12%
	2014	9/19/14	1.10%	1.25%	11.14	11.15	3,962	44,147	0.58%	1.62%	0.00%
ClearBridge Variable Large Cap Growth Portfolio - Class II
	2018		1.15%	3.00%	10.90	11.15	571,055	6,328,933	-2.84%	-1.47%	0.20%
	2017	6/7/17	1.25%	2.65%	11.22	11.32	79,579	899,927	9.34%	10.85%	0.37%
ClearBridge Variable Mid Cap Portfolio - Class II
	2018		0.85%	2.65%	10.29	11.05	161,208	1,755,297	-15.08%	-13.75%	0.18%
	2017		0.65%	2.65%	12.43	13.03	137,970	1,749,310	10.38%	11.82%	0.22%
	2016		0.65%	1.95%	11.26	11.65	93,406	1,067,366	7.00%	8.40%	0.38%
	2015		0.65%	2.30%	10.59	10.67	71,414	758,557	0.42%	0.87%	0.04%
	2014	6/16/14	1.10%	1.70%	10.54	10.58	66,068	697,171	1.86%	3.25%	0.16%
Columbia VP Commodity Strategy Fund - Class 2
	2018		1.10%	1.10%	8.88	8.88	833	7,400	-15.11%	-15.11%	0.00%
	2017	12/4/17	1.10%	1.10%	10.46	10.46	834	8,726	2.66%	2.66%	0.00%
Columbia VP Emerging Markets Bond Fund - Class 2
	2018		0.10%	1.65%	9.80	10.02	7,122	69,677	-8.39%	-7.47%	4.37%
	2017	6/26/17	0.10%	1.10%	10.70	10.83	12,707	137,412	0.52%	2.96%	4.02%
Columbia VP Strategic Income Fund - Class 2
	2018		1.10%	1.25%	10.24	10.28	12,466	127,734	-1.87%	-1.72%	3.18%
	2017	1/18/17	1.10%	1.25%	10.44	10.46	12,373	129,176	2.99%	3.87%	2.98%
Delaware VIP® Diversified Income Series - Service Class
	2018		0.65%	3.20%	9.42	16.74	6,352,535	95,346,289	-5.36%	-2.92%	2.96%
	2017		0.65%	3.20%	9.99	17.35	6,262,153	97,961,666	1.64%	4.21%	2.39%
	2016		0.65%	3.15%	9.83	16.75	5,367,375	81,431,180	0.08%	2.62%	2.83%
	2015		0.65%	3.20%	9.80	16.42	4,922,560	73,530,214	-4.45%	-1.98%	2.79%
	2014		0.65%	3.20%	10.43	16.85	4,705,731	72,420,325	1.93%	4.30%	1.94%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Delaware VIP® Diversified Income Series - Standard Class
	2018		0.65%	1.65%	$11.29	$15.10	9,597	$131,843	-3.73%	-2.76%	3.05%
	2017		0.65%	1.65%	11.73	15.53	8,170	112,038	3.50%	4.54%	2.55%
	2016		0.65%	1.65%	11.33	14.86	6,798	87,502	1.83%	2.85%	3.01%
	2015		0.65%	1.65%	14.45	14.45	5,727	70,159	-1.72%	-1.72%	3.24%
	2014	4/14/14	0.65%	0.65%	14.70	14.70	897	13,192	1.74%	1.74%	0.47%
Delaware VIP® Emerging Markets Series - Service Class
	2018		0.10%	3.00%	9.39	36.54	772,740	14,151,267	-18.51%	-16.57%	3.12%
	2017		0.65%	3.00%	11.49	44.24	752,190	16,725,079	36.09%	39.32%	0.39%
	2016		0.65%	3.00%	8.42	32.08	899,508	14,537,193	10.32%	12.83%	0.78%
	2015		0.75%	3.00%	7.62	28.69	1,004,069	14,521,174	-17.30%	-15.41%	0.58%
	2014		0.65%	3.00%	9.19	34.22	998,479	17,316,487	-10.98%	-8.95%	0.41%
Delaware VIP® High Yield Series - Service Class
	2018		0.75%	2.90%	11.75	27.05	241,155	4,895,514	-7.48%	-5.47%	5.95%
	2017		0.75%	2.90%	12.70	28.86	283,216	6,238,191	4.19%	6.46%	5.78%
	2016		0.75%	2.90%	12.19	27.34	334,777	6,937,502	9.68%	12.07%	6.39%
	2015		0.75%	2.90%	11.11	24.61	398,177	7,483,713	-9.54%	-7.57%	6.80%
	2014		0.75%	2.90%	12.28	26.85	511,722	10,616,688	-3.38%	-1.28%	6.57%
Delaware VIP® High Yield Series - Standard Class
	2018		1.40%	2.35%	16.13	22.48	9,895	209,757	-6.69%	-5.80%	7.02%
	2017		1.40%	2.35%	17.28	23.87	15,474	355,042	4.99%	5.99%	6.10%
	2016		1.40%	2.35%	16.46	22.52	17,423	378,185	10.53%	11.59%	6.95%
	2015		1.40%	2.35%	14.89	20.18	19,981	389,145	-8.77%	-7.90%	6.92%
	2014		1.40%	2.35%	16.32	21.91	26,770	567,264	-2.60%	-1.67%	7.55%
Delaware VIP® Limited-Term Diversified Income Series - Service Class
	2018		0.50%	3.15%	8.48	12.41	3,699,810	41,310,837	-3.05%	-0.60%	2.43%
	2017		0.65%	3.15%	8.74	12.49	3,817,764	43,101,757	-1.24%	1.26%	1.80%
	2016		0.65%	3.15%	8.85	12.33	3,408,691	38,371,843	-1.42%	1.07%	1.30%
	2015		0.65%	3.15%	8.98	12.20	3,417,502	38,420,475	-2.49%	-0.02%	1.45%
	2014		0.65%	3.15%	9.21	12.20	3,591,910	40,806,990	-1.70%	0.79%	1.34%
Delaware VIP® Limited-Term Diversified Income Series - Standard Class
	2018		0.65%	0.65%	11.80	11.80	1,584	18,697	-0.40%	-0.40%	2.72%
	2017		0.65%	0.65%	11.85	11.85	1,470	17,418	1.51%	1.51%	2.06%
	2016		0.65%	0.65%	11.68	11.68	1,136	13,266	1.43%	1.43%	1.52%
	2015		0.65%	0.65%	11.51	11.51	998	11,493	0.14%	0.14%	1.70%
	2014	11/7/14	0.65%	0.65%	11.49	11.49	899	10,329	-0.03%	-0.03%	0.26%
Delaware VIP® REIT Series - Service Class
	2018		0.10%	2.90%	12.29	35.28	411,903	8,838,348	-10.17%	-8.25%	1.87%
	2017		0.80%	2.90%	13.66	38.69	452,876	10,770,340	-1.63%	0.46%	1.33%
	2016		0.80%	2.90%	13.86	38.74	456,111	11,160,464	2.60%	4.77%	0.93%
	2015		0.80%	2.90%	13.49	37.20	506,696	12,001,187	0.56%	2.70%	1.04%
	2014		0.75%	2.90%	13.40	36.44	573,464	13,772,309	25.43%	28.18%	1.13%
Delaware VIP® REIT Series - Standard Class
	2018		1.40%	2.15%	16.19	40.17	10,714	425,837	-9.20%	-8.51%	2.13%
	2017		1.40%	2.35%	17.39	43.90	12,443	536,720	-0.82%	0.12%	1.64%
	2016		1.40%	2.35%	17.53	43.85	14,037	605,033	3.41%	4.40%	1.23%
	2015		1.40%	2.35%	17.32	42.00	15,831	651,445	1.54%	2.30%	1.22%
	2014		1.40%	2.15%	17.06	41.06	16,109	652,100	26.71%	27.66%	1.43%
Delaware VIP® Small Cap Value Series - Service Class
	2018		0.30%	3.25%	10.71	40.73	690,296	17,637,845	-19.40%	-17.19%	0.60%
	2017		0.30%	3.00%	19.97	49.86	663,891	21,286,465	8.51%	11.03%	0.63%
	2016		0.65%	2.95%	18.36	45.35	644,606	19,233,913	27.28%	30.23%	0.68%
	2015		0.65%	2.95%	14.40	35.17	720,580	16,698,250	-9.18%	-7.07%	0.48%
	2014		0.65%	2.95%	15.82	38.23	799,511	20,289,792	2.55%	4.93%	0.34%
Delaware VIP® Small Cap Value Series - Standard Class
	2018		1.40%	2.15%	19.71	43.47	10,612	455,813	-18.48%	-17.88%	0.88%
	2017		1.40%	2.15%	24.17	52.93	13,765	721,286	9.67%	10.49%	0.87%
	2016		1.40%	2.15%	22.04	47.91	15,531	736,813	28.61%	29.58%	0.94%
	2015		1.40%	2.15%	17.14	36.97	17,367	633,034	-8.22%	-7.52%	0.72%
	2014		1.40%	2.15%	18.67	39.98	18,297	720,826	3.61%	4.39%	0.54%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Delaware VIP® Smid Cap Core Series - Service Class
	2018		0.10%	3.00%	$13.19	$37.77	310,371	$8,091,427	-14.99%	-12.66%	0.00%
	2017		0.30%	3.00%	15.11	43.82	335,586	10,358,097	14.88%	18.03%	0.09%
	2016		0.30%	3.00%	17.11	37.61	401,103	10,673,387	4.83%	7.32%	0.00%
	2015		0.65%	3.00%	16.10	35.38	397,916	9,990,753	4.14%	6.61%	0.16%
	2014		0.65%	3.00%	15.25	33.50	412,905	9,996,337	-0.17%	2.20%	0.00%
Delaware VIP® Smid Cap Core Series - Standard Class
	2018		1.40%	1.40%	22.47	22.47	14,391	323,336	-13.34%	-13.34%	0.18%
	2017		1.40%	1.40%	25.93	25.93	15,773	408,930	17.00%	17.00%	0.33%
	2016		1.40%	2.35%	22.16	23.75	20,000	443,841	5.78%	6.79%	0.21%
	2015		1.40%	2.35%	20.75	20.75	20,500	426,116	6.04%	6.04%	0.37%
	2014		1.40%	1.40%	19.57	19.57	20,932	409,605	1.71%	1.71%	0.07%
Delaware VIP® U.S. Growth Series - Service Class
	2018		0.65%	3.25%	18.21	28.25	276,629	6,233,111	-6.06%	-3.92%	0.00%
	2017		0.65%	2.90%	19.34	29.69	276,045	6,527,284	24.45%	27.27%	0.00%
	2016		0.65%	2.90%	15.51	23.55	313,061	5,842,084	-8.19%	-6.11%	0.37%
	2015		0.65%	2.90%	16.86	25.32	334,654	6,717,158	2.07%	4.40%	0.36%
	2014		0.65%	2.90%	16.49	24.48	325,792	6,374,780	9.27%	11.76%	0.02%
Delaware VIP® Value Series - Service Class
	2018		0.30%	3.00%	13.50	32.97	528,268	12,437,570	-5.73%	-3.29%	1.37%
	2017		0.30%	2.90%	13.96	34.53	494,839	12,630,997	10.29%	13.19%	1.54%
	2016		0.30%	2.90%	15.88	30.91	545,882	12,317,298	11.05%	13.58%	1.58%
	2015		0.65%	2.90%	14.28	27.47	460,570	9,657,056	-3.48%	-1.38%	1.52%
	2014		0.75%	2.90%	14.77	28.09	495,224	10,779,313	10.45%	12.84%	1.47%
Delaware VIP® Value Series - Standard Class
	2018		1.40%	1.40%	28.43	28.43	1,158	32,926	-4.08%	-4.08%	1.97%
	2017		1.40%	1.40%	29.64	29.64	2,889	85,639	12.22%	12.22%	1.69%
	2016		1.40%	2.35%	26.41	26.41	3,263	82,204	13.05%	13.05%	1.92%
	2015		1.40%	1.40%	23.36	23.36	3,050	71,247	-1.80%	-1.80%	1.87%
	2014		1.40%	2.35%	17.55	23.79	3,751	85,241	11.35%	12.41%	1.87%
DWS Alternative Asset Allocation VIP Portfolio - Class A
	2018		0.65%	0.65%	13.15	13.15	1,204	15,832	-9.73%	-9.73%	2.14%
	2017		0.65%	0.65%	14.57	14.57	1,199	17,458	6.72%	6.72%	2.28%
	2016		0.65%	0.65%	13.65	13.65	1,187	16,205	4.62%	4.62%	2.05%
	2015	3/12/15	0.65%	0.65%	13.05	13.05	1,188	15,503	-6.64%	-6.64%	0.76%
DWS Alternative Asset Allocation VIP Portfolio - Class B
	2018		0.50%	2.95%	8.92	12.28	350,481	4,096,057	-11.99%	-10.34%	1.84%
	2017		1.10%	2.95%	10.14	13.69	355,134	4,666,932	3.90%	5.84%	1.95%
	2016		1.10%	2.95%	9.75	12.94	349,285	4,355,108	1.94%	3.84%	1.82%
	2015		1.10%	2.95%	9.56	12.46	322,842	3,888,961	-9.26%	-7.56%	2.65%
	2014		0.80%	2.95%	10.53	13.44	283,418	3,702,367	0.24%	2.41%	1.57%
DWS Equity 500 Index VIP Portfolio - Class A
	2018		1.25%	1.70%	17.26	30.67	27,394	717,438	-6.26%	-5.84%	1.61%
	2017		1.25%	1.70%	18.40	32.68	39,041	1,082,164	19.49%	20.03%	1.95%
	2016		1.25%	2.35%	15.40	27.33	53,795	1,220,996	9.02%	10.23%	1.82%
	2015		1.25%	2.40%	14.02	24.88	70,301	1,456,334	-1.27%	-0.13%	1.67%
	2014		1.25%	2.40%	14.10	25.00	79,175	1,643,625	10.76%	11.98%	1.94%
DWS Small Cap Index VIP Portfolio - Class A
	2018		1.25%	1.85%	28.93	35.40	9,354	303,859	-12.88%	-12.33%	0.94%
	2017		1.25%	1.85%	33.20	40.52	9,634	358,325	12.19%	12.91%	0.96%
	2016		1.25%	1.85%	29.60	36.01	10,023	331,555	18.84%	19.52%	0.99%
	2015		1.25%	1.85%	24.90	30.24	11,994	336,467	-6.31%	-5.78%	1.05%
	2014		1.25%	1.85%	27.08	32.21	13,744	407,046	2.98%	3.44%	0.97%
Eaton Vance VT Floating-Rate Income Fund - Initial Class
	2018		0.10%	1.65%	10.30	10.57	162,928	1,705,078	-1.70%	-1.17%	3.94%
	2017		1.10%	1.65%	10.48	10.70	37,058	394,259	1.72%	2.29%	3.26%
	2016		1.10%	1.65%	10.35	10.46	41,689	433,660	7.32%	7.76%	3.18%
	2015		1.10%	1.50%	9.70	9.70	35,310	341,378	-2.08%	-2.08%	3.32%
	2014	11/24/14	1.10%	1.10%	9.91	9.91	500	4,956	-0.95%	-0.95%	0.34%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Fidelity® VIP Contrafund® Portfolio - Service Class 2
	2018		0.65%	3.25%	$11.52	$32.90	1,959,819	$48,489,445	-9.54%	-7.24%	0.44%
	2017		0.65%	3.15%	18.20	35.68	1,855,857	50,332,693	17.82%	20.80%	0.78%
	2016		0.65%	3.15%	15.39	29.71	1,912,183	43,436,713	4.39%	7.03%	0.56%
	2015		0.65%	3.15%	14.68	27.93	2,092,948	45,219,781	-2.70%	-0.24%	0.80%
	2014		0.65%	3.15%	15.03	28.16	2,152,326	47,060,692	8.30%	10.93%	0.73%
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
	2018		0.95%	3.05%	10.52	10.65	83,883	881,064	-6.97%	-6.41%	1.71%
	2017	2/22/17	1.10%	1.90%	11.28	11.38	37,738	427,578	0.15%	8.88%	1.73%
Fidelity® VIP Growth Portfolio - Initial Class
	2018		1.40%	1.40%	17.69	17.69	11,718	207,325	-1.56%	-1.56%	0.22%
	2017		1.40%	1.40%	17.97	17.97	14,130	253,958	33.26%	33.26%	0.21%
	2016		1.40%	1.40%	13.49	13.49	16,179	218,213	-0.60%	-0.60%	0.04%
	2015		1.40%	1.40%	13.57	13.57	18,138	246,112	5.68%	5.68%	0.26%
	2014		1.40%	1.40%	12.84	12.84	18,354	235,647	9.75%	9.75%	0.19%
Fidelity® VIP Growth Portfolio - Service Class 2
	2018		0.30%	2.95%	14.37	32.26	447,277	10,879,560	-3.33%	-1.27%	0.04%
	2017		0.80%	2.95%	14.67	32.93	417,079	10,420,591	30.97%	33.40%	0.09%
	2016		1.05%	2.90%	11.06	24.82	433,377	7,984,039	-2.32%	-0.55%	0.00%
	2015		1.10%	2.90%	11.19	25.08	412,147	7,652,803	3.85%	5.73%	0.03%
	2014		0.75%	2.90%	10.64	23.84	498,360	8,279,601	7.84%	10.18%	0.00%
Fidelity® VIP Mid Cap Portfolio - Service Class 2
	2018		0.10%	3.25%	10.73	23.07	1,499,381	31,840,805	-17.42%	-14.86%	0.41%
	2017		0.10%	3.15%	16.13	27.41	1,464,889	37,367,032	16.80%	19.74%	0.49%
	2016		0.30%	3.15%	13.89	23.02	1,524,742	33,015,067	8.57%	11.28%	0.29%
	2015		0.65%	3.05%	12.80	20.83	1,617,121	31,915,443	-4.59%	-2.27%	0.24%
	2014		0.65%	3.05%	13.41	21.44	1,720,529	35,144,155	2.85%	5.34%	0.02%
Fidelity® VIP Strategic Income Portfolio - Service Class 2
	2018		0.10%	1.65%	10.14	10.36	97,685	1,006,580	-4.41%	-2.92%	3.43%
	2017		0.10%	1.65%	10.61	10.77	80,413	862,662	5.79%	6.37%	4.08%
	2016		0.30%	1.65%	10.10	10.12	46,950	474,527	6.68%	6.84%	4.61%
	2015	6/23/15	1.10%	1.25%	9.47	9.48	9,374	88,836	-4.14%	-2.53%	5.10%
First Trust Dorsey Wright Tactical Core Portfolio - Class I
	2018		0.95%	1.50%	10.25	10.38	38,756	398,000	-9.46%	-9.09%	0.32%
	2017		1.10%	1.50%	11.41	11.41	27,623	314,410	16.21%	16.21%	1.12%
	2016	10/17/16	1.10%	1.10%	9.82	9.82	1,722	16,916	2.41%	2.41%	1.07%
First Trust Multi Income Allocation Portfolio - Class I
	2018		1.10%	1.50%	10.40	10.60	28,166	296,612	-5.86%	-5.48%	2.24%
	2017		1.10%	1.50%	11.21	11.21	25,714	286,668	4.89%	4.89%	3.20%
	2016		1.10%	1.10%	10.69	10.69	13,578	145,161	8.10%	8.10%	2.61%
	2015		1.10%	1.10%	9.89	9.89	6,755	66,811	-4.28%	-4.28%	8.96%
	2014	11/10/14	1.10%	1.10%	10.33	10.33	581	6,011	0.20%	0.20%	0.65%
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
	2018		0.30%	3.05%	10.51	12.25	922,514	10,638,744	-7.68%	-5.20%	1.72%
	2017		0.30%	2.95%	12.84	13.03	599,190	7,619,928	11.79%	12.23%	1.65%
	2016		1.10%	1.50%	11.56	11.61	170,568	1,978,304	10.34%	10.51%	1.43%
	2015		1.10%	1.25%	10.50	10.50	59,303	622,847	-1.01%	-1.01%	3.03%
	2014	12/5/14	1.10%	1.10%	10.61	10.61	22,435	238,031	0.24%	0.24%	0.00%
Franklin Founding Funds Allocation VIP Fund - Class 4
	2018		1.10%	1.10%	9.96	9.96	44,402	442,235	-10.57%	-10.57%	2.89%
	2017		1.10%	1.10%	11.14	11.14	47,795	532,284	10.56%	10.56%	2.53%
	2016		1.10%	1.10%	10.07	10.07	48,415	487,702	11.69%	11.69%	3.35%
	2015		1.10%	1.10%	9.02	9.02	48,040	433,305	-7.27%	-7.27%	3.09%
	2014	12/5/14	1.10%	1.10%	9.73	9.73	24,490	238,196	-1.39%	-1.39%	0.00%
Franklin Income VIP Fund - Class 2
	2018		0.65%	3.15%	12.09	16.51	1,661,040	26,000,575	-7.27%	-4.91%	4.80%
	2017		0.65%	3.15%	13.04	17.77	1,820,167	30,267,345	6.27%	8.96%	4.14%
	2016		0.65%	3.15%	12.27	16.69	1,964,523	30,301,916	10.49%	13.29%	4.56%
	2015		0.65%	3.15%	11.11	15.07	2,208,242	30,347,374	-9.94%	-7.66%	4.59%
	2014		0.65%	3.15%	12.33	16.70	2,191,663	32,883,928	1.37%	3.94%	4.92%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Franklin Income VIP Fund - Class 4
	2018		0.30%	3.05%	$10.07	$10.88	377,415	$3,945,558	-7.24%	-4.70%	4.53%
	2017		0.30%	3.00%	10.71	10.92	245,857	2,718,604	7.76%	8.35%	3.58%
	2016		0.30%	1.65%	9.98	10.08	117,215	1,176,118	12.17%	12.62%	4.49%
	2015		1.10%	1.50%	8.93	8.95	61,893	552,612	-8.30%	-8.16%	4.43%
	2014	9/2/14	1.10%	1.25%	9.74	9.75	31,516	307,069	-4.85%	1.10%	0.00%
Franklin Mutual Shares VIP Fund - Class 2
	2018		0.65%	2.95%	12.03	17.33	957,202	13,690,408	-11.71%	-9.66%	2.32%
	2017		0.65%	2.95%	13.59	19.63	1,088,716	17,409,263	5.20%	7.65%	2.25%
	2016		0.65%	2.95%	12.90	18.66	1,196,710	17,951,931	12.69%	15.31%	1.83%
	2015		0.65%	2.95%	11.42	16.56	1,333,364	17,488,905	-7.70%	-5.55%	3.05%
	2014		0.65%	2.95%	12.35	17.94	1,441,057	20,190,849	4.01%	6.43%	1.96%
Franklin Mutual Shares VIP Fund - Class 4
	2018		0.10%	3.00%	9.80	10.53	125,291	1,277,481	-11.84%	-9.25%	2.65%
	2017		0.10%	3.00%	11.48	11.72	73,637	841,927	6.48%	7.07%	2.61%
	2016		1.10%	1.65%	10.79	10.94	17,901	194,951	14.05%	14.67%	1.59%
	2015		1.10%	1.65%	9.52	9.54	42,685	406,208	-6.23%	-6.09%	4.55%
	2014	10/1/14	1.10%	1.25%	10.15	10.16	837	8,511	1.88%	2.06%	0.00%
Franklin Rising Dividends VIP Fund - Class 4
	2018		1.10%	1.65%	12.53	12.87	50,170	643,903	-6.72%	-6.20%	1.21%
	2017		1.10%	1.65%	13.44	13.72	58,370	799,467	18.32%	19.09%	1.52%
	2016		1.10%	1.65%	11.48	11.52	51,776	596,360	14.50%	14.67%	1.08%
	2015		1.10%	1.25%	10.02	10.05	33,266	334,143	-4.95%	-4.80%	1.46%
	2014	10/17/14	1.10%	1.25%	10.54	10.55	6,113	64,505	1.25%	9.29%	0.00%
Franklin Small Cap Value VIP Fund - Class 4
	2018		1.10%	1.65%	10.63	10.91	17,075	185,342	-14.43%	-13.96%	0.76%
	2017		1.10%	1.65%	12.43	12.68	11,885	150,139	8.75%	9.35%	0.43%
	2016		0.30%	1.65%	11.43	11.59	11,178	129,555	28.00%	28.70%	0.64%
	2015		1.10%	1.65%	8.99	9.01	5,796	52,086	-8.66%	-8.53%	0.54%
	2014	11/3/14	1.10%	1.25%	9.84	9.85	930	9,158	0.50%	1.51%	0.00%
Franklin Small-Mid Cap Growth VIP Fund - Class 4
	2018		1.10%	1.65%	11.68	11.90	34,559	410,550	-6.87%	-6.49%	0.00%
	2017		1.10%	1.50%	12.54	12.73	30,035	382,069	19.50%	19.98%	0.00%
	2016		1.10%	1.50%	10.49	10.61	18,262	193,258	2.49%	2.90%	0.00%
	2015		1.10%	1.50%	10.31	10.31	10,971	112,845	-3.84%	-3.84%	0.00%
	2014	8/27/14	1.10%	1.10%	10.72	10.72	1,845	19,794	0.25%	0.25%	0.00%
Goldman Sachs VIT Government Money Market Fund - Service Shares
	2018		1.10%	1.50%	9.52	9.70	10,779	103,908	-0.03%	0.37%	1.31%
	2017		1.10%	1.50%	9.52	9.66	69,476	670,753	-0.99%	-0.59%	0.47%
	2016		1.10%	1.50%	9.68	9.72	86,496	839,883	-1.20%	-1.05%	0.05%
	2015		1.10%	1.25%	9.80	9.82	33,315	326,687	-1.24%	-1.09%	0.01%
	2014	11/24/14	1.10%	1.25%	9.92	9.93	56,303	558,597	-0.11%	-0.10%	0.00%
Goldman Sachs VIT Large Cap Value Fund - Service Shares
	2018		0.65%	2.45%	17.98	22.30	61,377	1,254,295	-10.93%	-9.31%	0.97%
	2017		0.65%	2.45%	19.87	24.59	68,847	1,558,604	6.90%	8.85%	1.43%
	2016		0.65%	2.45%	18.28	22.59	71,550	1,497,481	8.59%	10.56%	1.70%
	2015		0.65%	2.45%	16.56	20.44	78,768	1,495,816	-6.90%	-5.20%	1.20%
	2014		0.65%	2.45%	17.49	21.56	80,613	1,626,329	9.89%	11.88%	1.10%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares
	2018		0.95%	1.50%	8.54	8.70	22,907	198,921	-8.48%	-8.11%	2.28%
	2017		1.10%	1.50%	9.33	9.47	22,686	214,036	3.59%	3.99%	2.28%
	2016		1.10%	1.50%	9.07	9.10	18,439	167,731	-0.97%	-0.82%	0.67%
	2015		1.10%	1.25%	9.15	9.18	17,183	157,684	-6.07%	-5.93%	2.23%
	2014	11/10/14	1.10%	1.25%	9.75	9.76	11,670	113,859	-1.03%	1.09%	3.92%
Goldman Sachs VIT Strategic Income Fund - Advisor Shares
	2018		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.18%
	2017		1.10%	1.50%	9.01	9.14	11,213	102,014	-3.78%	-3.39%	0.74%
	2016		1.10%	1.50%	9.42	9.46	7,026	66,324	-0.51%	-0.36%	1.94%
	2015		1.10%	1.25%	9.47	9.50	5,751	54,595	-3.47%	-3.32%	2.58%
	2014	10/17/14	1.10%	1.25%	9.81	9.82	2,264	22,242	-0.56%	0.79%	2.54%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Guggenheim VT Long Short Equity
	2018		0.95%	1.65%	$10.06	$10.25	27,520	$279,132	-14.23%	-13.89%	0.00%
	2017		1.10%	1.50%	11.73	11.90	23,828	283,462	13.15%	13.60%	0.36%
	2016		1.10%	1.50%	10.44	10.48	22,094	231,412	-0.60%	-0.45%	0.00%
	2015		1.10%	1.25%	10.52	10.52	20,349	214,154	0.15%	0.15%	0.00%
	2014	10/17/14	1.10%	1.10%	10.51	10.51	11,719	123,160	9.27%	9.27%	0.00%
Guggenheim VT Multi-Hedge Strategies
	2018		1.10%	1.25%	9.83	9.90	13,822	136,823	-6.25%	-6.11%	0.00%
	2017		1.10%	1.25%	10.49	10.54	14,339	151,163	2.40%	2.54%	0.00%
	2016		1.10%	1.25%	10.24	10.28	16,198	166,459	-1.72%	-1.57%	0.09%
	2015		1.10%	1.25%	10.42	10.45	9,240	96,481	0.58%	0.74%	0.80%
	2014	9/2/14	1.10%	1.25%	10.36	10.37	2,942	30,503	2.56%	3.65%	0.00%
Hartford Capital Appreciation HLS Fund - Class IC
	2018		1.10%	1.50%	11.64	11.86	42,203	498,896	-8.79%	-8.43%	0.48%
	2017		1.10%	1.50%	12.88	12.95	36,348	469,559	20.00%	20.18%	0.74%
	2016		1.10%	1.25%	10.73	10.77	31,622	340,322	3.68%	3.84%	0.77%
	2015		1.10%	1.25%	10.35	10.37	20,718	214,848	-0.72%	-0.58%	1.13%
	2014	11/10/14	1.10%	1.25%	10.42	10.43	4,225	44,067	-1.71%	0.24%	1.02%
Huntington VA Balanced Fund
	2014		0.00%	0.00%	—	—	—	—	0.00%	0.00%	4.14%
Invesco V.I. American Franchise Fund - Series I Shares
	2018		1.40%	2.60%	7.62	20.66	8,618	89,611	-6.10%	-4.97%	0.00%
	2017		1.40%	2.60%	8.04	21.89	8,914	99,751	24.07%	25.57%	0.08%
	2016		1.40%	2.60%	6.42	17.55	8,405	77,923	-0.36%	0.85%	0.00%
	2015		1.40%	2.60%	6.38	17.53	12,409	108,373	2.31%	3.55%	0.00%
	2014		1.40%	2.60%	6.18	17.05	16,049	133,550	5.66%	6.93%	0.04%
Invesco V.I. American Franchise Fund - Series II Shares
	2018		1.70%	1.70%	16.82	16.82	5,215	87,700	-5.51%	-5.51%	0.00%
	2017		1.70%	1.70%	17.80	17.80	1,039	18,490	24.89%	24.89%	0.00%
	2016		1.70%	1.70%	14.25	14.25	1,036	14,764	0.31%	0.31%	0.00%
	2015		1.70%	1.70%	14.21	14.21	1,511	21,481	2.99%	2.99%	0.00%
	2014		1.40%	1.70%	13.79	14.36	1,589	21,955	6.35%	6.71%	0.00%
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares
	2018		0.10%	1.65%	10.34	10.64	60,844	638,562	-8.24%	-6.80%	1.26%
	2017		0.10%	1.65%	11.30	11.53	69,768	799,445	8.03%	8.63%	4.23%
	2016		1.10%	1.65%	10.46	10.62	51,083	539,679	9.69%	10.30%	0.20%
	2015		1.10%	1.65%	9.63	9.63	29,597	283,639	-5.45%	-5.45%	4.25%
	2014	12/19/14	1.10%	1.10%	10.18	10.18	9,836	100,141	0.13%	0.13%	0.00%
Invesco V.I. Comstock Fund - Series II Shares
	2018		1.10%	1.50%	11.18	11.39	7,690	87,179	-13.67%	-13.33%	1.45%
	2017		1.10%	1.50%	12.96	13.15	7,755	101,510	15.83%	16.29%	2.18%
	2016		1.10%	1.50%	11.26	11.30	6,758	76,148	15.53%	15.71%	1.37%
	2015		1.10%	1.25%	9.75	9.75	5,350	52,236	-7.35%	-7.35%	2.98%
	2014	9/19/14	1.25%	1.25%	10.52	10.52	861	9,058	-0.71%	-0.71%	1.08%
Invesco V.I. Core Equity Fund - Series I Shares
	2018		1.40%	1.40%	12.33	12.33	7,708	95,003	-10.66%	-10.66%	0.91%
	2017		1.40%	1.65%	12.50	13.79	9,146	125,975	11.31%	11.60%	1.03%
	2016		1.40%	1.65%	11.23	12.36	10,852	133,792	8.45%	8.73%	0.70%
	2015		1.40%	2.35%	10.36	11.37	13,085	150,108	-7.31%	-7.08%	1.11%
	2014		1.40%	1.65%	11.17	12.23	14,988	181,629	6.38%	6.64%	0.83%
Invesco V.I. Core Equity Fund - Series II Shares
	2017		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.82%
	2016		1.40%	1.40%	17.41	17.41	53	919	8.49%	8.49%	0.52%
	2015		1.40%	1.40%	16.05	16.05	53	854	-7.31%	-7.31%	0.85%
	2014		1.40%	1.40%	17.31	17.31	99	1,712	6.30%	6.30%	0.71%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Invesco V.I. Diversified Dividend Fund - Series II Shares
	2018		1.10%	1.65%	$11.48	$11.78	54,265	$636,643	-9.32%	-8.82%	2.18%
	2017		1.10%	1.65%	12.66	12.92	54,518	702,025	6.57%	7.16%	1.58%
	2016		1.10%	1.65%	12.01	12.05	41,963	504,736	13.12%	13.28%	1.37%
	2015		1.10%	1.25%	10.61	10.64	11,468	121,863	0.55%	0.71%	1.96%
	2014	11/10/14	1.10%	1.25%	10.56	10.57	1,538	16,235	-1.62%	1.72%	0.00%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
	2018		0.30%	3.20%	10.76	12.48	700,056	7,825,820	-11.00%	-8.38%	1.20%
	2017		0.30%	3.20%	13.65	13.73	402,540	5,056,098	16.86%	17.04%	1.09%
	2016		1.10%	1.25%	11.68	11.73	62,434	730,465	12.53%	12.69%	0.39%
	2015		1.10%	1.25%	10.38	10.41	58,004	602,485	-4.13%	-3.99%	1.91%
	2014	11/25/14	1.10%	1.25%	10.83	10.84	3,999	43,356	-0.01%	2.35%	0.00%
Invesco V.I. Equity and Income Fund - Series II Shares
	2018		1.10%	1.65%	10.96	11.25	46,589	523,081	-11.21%	-10.72%	1.96%
	2017		1.10%	1.65%	12.60	12.60	54,290	683,053	9.57%	9.57%	1.43%
	2016		1.10%	1.10%	11.50	11.50	36,736	422,338	13.58%	13.58%	1.57%
	2015	3/24/15	1.10%	1.25%	10.10	10.12	43,552	440,605	-4.28%	-4.22%	3.34%
Invesco V.I. International Growth Fund - Series I Shares
	2018		1.40%	1.40%	14.87	14.87	448	6,667	-16.18%	-16.18%	2.07%
	2017		1.40%	1.40%	17.74	17.74	448	7,954	21.29%	21.29%	1.16%
	2016		1.40%	1.40%	14.63	14.63	2,414	35,307	-1.84%	-1.84%	1.06%
	2015		1.40%	1.40%	14.90	14.90	4,099	61,080	-3.70%	-3.70%	1.42%
	2014		1.40%	1.40%	15.47	15.47	4,413	68,279	-1.06%	-1.06%	1.55%
Invesco V.I. International Growth Fund - Series II Shares
	2018		0.30%	3.20%	9.20	25.57	176,207	2,158,350	-17.88%	-15.97%	1.94%
	2017		0.85%	3.20%	10.99	31.01	137,472	2,095,846	19.22%	21.39%	1.35%
	2016		1.10%	2.90%	9.07	25.67	102,650	1,359,920	-3.20%	-1.78%	1.22%
	2015		1.10%	2.55%	9.26	26.27	67,544	863,972	-4.45%	-3.68%	1.63%
	2014		1.10%	1.90%	23.47	27.41	13,318	203,297	-1.55%	-1.30%	1.52%
Ivy VIP Asset Strategy Portfolio - Class II
	2018		0.95%	1.50%	9.14	9.32	57,643	533,219	-6.85%	-6.47%	2.26%
	2017		1.10%	1.50%	9.82	9.96	46,241	458,130	16.51%	16.98%	1.61%
	2016		1.10%	1.50%	8.42	8.51	48,688	413,072	-4.02%	-3.63%	0.52%
	2015		1.10%	1.50%	8.81	8.84	47,423	418,040	-9.49%	-9.35%	0.33%
	2014	9/2/14	1.10%	1.25%	9.74	9.75	24,810	241,818	-4.40%	0.66%	0.00%
Ivy VIP Energy Portfolio - Class II
	2018		0.95%	1.65%	4.59	4.68	27,577	130,836	-35.12%	-34.86%	0.00%
	2017		1.10%	1.50%	7.14	7.18	25,720	184,339	-13.73%	-13.60%	0.95%
	2016		1.10%	1.25%	8.31	8.31	10,020	83,284	33.09%	33.09%	0.10%
	2015		1.10%	1.10%	6.25	6.25	1,733	10,828	-22.98%	-22.98%	0.03%
	2014	12/4/14	1.10%	1.10%	8.11	8.11	299	2,428	-1.95%	-1.95%	0.00%
Ivy VIP High Income Portfolio - Class II
	2018		0.95%	1.65%	10.31	10.58	71,086	747,956	-3.72%	-3.19%	6.42%
	2017		1.10%	1.65%	10.71	10.93	66,331	724,297	4.94%	5.51%	5.21%
	2016		1.10%	1.65%	10.32	10.36	70,966	734,277	14.74%	14.92%	6.69%
	2015		1.10%	1.25%	8.99	9.01	19,497	175,661	-7.67%	-7.53%	5.44%
	2014	9/19/14	1.10%	1.25%	9.74	9.75	2,411	23,490	-3.14%	-1.90%	0.00%
Ivy VIP Micro Cap Growth Portfolio - Class II
	2017		0.30%	1.50%	11.33	11.84	21,842	251,713	7.21%	8.50%	0.00%
	2016		0.30%	1.50%	10.57	10.68	8,460	91,038	11.60%	12.04%	0.00%
	2015		1.10%	1.50%	9.53	9.53	634	6,018	-10.19%	-10.19%	0.00%
	2014	8/27/14	1.10%	1.10%	10.62	10.62	493	5,248	4.58%	4.58%	0.00%
Ivy VIP Mid Cap Growth Portfolio - Class II
	2018		0.65%	1.50%	12.72	13.13	46,733	553,034	-1.55%	-0.71%	0.00%
	2017		0.65%	1.50%	13.04	13.23	22,553	295,036	25.32%	26.07%	0.00%
	2016		0.65%	1.25%	10.41	10.49	18,850	196,817	4.80%	5.43%	0.00%
	2015		0.65%	1.25%	9.96	9.96	13,789	137,237	-6.81%	-6.81%	0.00%
	2014	10/17/14	1.10%	1.10%	10.68	10.68	1,469	15,704	9.99%	9.99%	0.00%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Ivy VIP Science and Technology Portfolio - Class II
	2018		0.10%	1.65%	$12.17	$13.13	103,814	$1,262,038	-6.65%	-5.33%	0.00%
	2017		0.10%	1.50%	13.04	13.23	62,009	826,065	30.15%	30.67%	0.00%
	2016		1.10%	1.50%	10.08	10.12	32,594	329,358	0.28%	0.43%	0.00%
	2015		1.10%	1.65%	10.08	10.08	16,009	161,240	-3.94%	-3.94%	0.00%
	2014	11/17/14	1.10%	1.10%	10.49	10.49	3,902	40,961	2.21%	2.21%	0.00%
Ivy VIP Small Cap Growth Portfolio - Class II
	2018	11/2/18	0.10%	1.50%	11.70	12.37	27,409	329,260	-12.48%	-12.29%	0.00%
Janus Henderson Balanced Portfolio - Service Shares
	2018		1.35%	1.70%	25.37	26.73	26,933	704,690	-1.26%	-0.88%	1.75%
	2017		1.35%	1.70%	25.69	27.04	30,480	802,143	16.14%	16.50%	1.38%
	2016		1.35%	1.70%	22.12	23.26	29,599	669,369	2.57%	2.90%	1.80%
	2015		1.35%	1.70%	21.57	22.66	30,992	683,352	-1.28%	-0.92%	1.34%
	2014		1.35%	1.70%	21.85	22.93	37,872	845,988	6.41%	6.78%	1.54%
Janus Henderson Enterprise Portfolio - Service Shares
	2018		1.40%	2.70%	39.16	50.64	5,976	277,766	-2.34%	-2.03%	0.11%
	2017		1.25%	1.70%	40.10	51.80	7,306	348,926	24.95%	25.37%	0.15%
	2016		1.25%	1.70%	32.09	41.42	8,787	332,220	10.21%	10.72%	0.02%
	2015		1.25%	1.70%	29.12	37.54	11,257	392,690	2.02%	2.49%	0.51%
	2014		1.25%	1.70%	28.54	36.76	12,587	428,513	10.35%	10.85%	0.04%
Janus Henderson Global Research Portfolio - Service Shares
	2018		1.50%	1.50%	20.10	20.10	613	12,326	-8.48%	-8.48%	0.98%
	2017		1.50%	1.50%	21.96	21.96	602	13,211	24.79%	24.79%	0.68%
	2016		1.50%	1.50%	17.60	17.60	630	11,089	0.30%	0.30%	0.85%
	2015		1.50%	1.70%	17.55	17.55	782	13,132	-3.98%	-3.98%	0.56%
	2014		1.50%	1.50%	18.28	18.28	587	10,726	5.59%	5.59%	0.87%
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
	2018		0.95%	2.65%	9.51	9.80	541,466	5,278,494	-2.84%	-1.47%	2.14%
	2017	1/9/17	1.25%	2.65%	9.78	9.94	313,283	3,104,829	-0.91%	1.53%	1.72%
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2
	2018		1.10%	2.30%	10.14	10.60	30,753	322,842	-8.44%	-7.34%	0.00%
	2017		1.10%	2.30%	11.07	11.44	22,615	256,442	14.19%	15.58%	1.14%
	2016		1.10%	2.30%	9.70	9.90	27,676	272,200	3.43%	4.68%	4.55%
	2015	8/3/15	1.10%	2.30%	9.38	9.45	3,525	33,195	-6.03%	-2.06%	4.09%
JPMorgan Insurance Trust Income Builder Portfolio - Class 2
	2018		1.10%	1.65%	10.22	10.43	17,596	181,525	-6.47%	-5.96%	0.00%
	2017		1.10%	1.65%	10.93	11.09	14,334	157,928	9.88%	10.49%	4.17%
	2016		1.10%	1.65%	10.04	10.04	12,380	123,657	5.04%	5.04%	3.93%
	2015	12/17/15	1.10%	1.10%	9.56	9.56	150	1,435	0.43%	0.43%	2.59%
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2
	2016		1.10%	1.65%	11.30	11.35	20,881	236,683	10.35%	10.51%	0.53%
	2015		1.10%	1.25%	10.24	10.27	17,046	174,916	-7.28%	-7.15%	0.34%
	2014	9/19/14	1.10%	1.25%	11.05	11.06	2,101	23,227	4.58%	9.27%	0.00%
Lincoln iShares® Global Growth Allocation Fund - Standard Class
	2018		0.75%	0.75%	10.62	10.62	5,898	62,626	-7.17%	-7.17%	2.00%
	2017	9/27/17	0.75%	0.75%	11.44	11.44	5,949	68,047	4.69%	4.69%	1.00%
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC
	2018		1.10%	1.65%	10.88	11.08	85,626	939,518	-5.45%	-5.07%	4.00%
	2017		1.10%	1.50%	11.50	11.67	79,103	919,631	7.59%	8.02%	5.15%
	2016		1.10%	1.50%	10.76	10.81	29,873	322,340	10.74%	10.91%	4.96%
	2015		1.10%	1.25%	9.72	9.74	21,535	209,744	-2.75%	-2.61%	6.84%
	2014	10/1/14	1.10%	1.25%	9.99	10.00	6,112	61,126	-0.84%	0.41%	6.49%
Lord Abbett Series Fund Developing Growth Portfolio - Class VC
	2018		0.95%	1.65%	12.48	12.80	47,550	544,193	3.18%	3.74%	0.00%
	2017		1.10%	1.65%	12.09	12.34	15,640	192,012	27.80%	28.50%	0.00%
	2016		1.10%	1.65%	9.56	9.60	14,309	136,916	-3.81%	-3.67%	0.00%
	2015		1.10%	1.25%	9.94	9.97	9,766	97,186	-9.34%	-9.21%	0.00%
	2014	9/19/14	1.10%	1.25%	10.97	10.98	1,486	16,312	1.42%	3.64%	0.00%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC
	2018		0.75%	1.30%	$18.75	$26.56	2,874	$72,028	-9.33%	-8.84%	1.50%
	2017		0.75%	1.30%	20.58	29.14	2,973	82,020	11.13%	11.76%	1.01%
	2016		0.75%	1.30%	18.43	26.07	3,283	81,387	14.24%	14.88%	1.09%
	2015		0.75%	1.30%	16.05	22.70	3,451	74,682	-4.70%	-4.16%	1.15%
	2014		0.75%	1.30%	16.76	23.68	3,558	80,495	5.75%	6.34%	0.45%
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC
	2018		1.10%	1.65%	9.97	10.22	95,687	965,547	-0.51%	0.04%	3.65%
	2017		1.10%	1.65%	10.07	10.22	74,781	757,713	0.67%	1.07%	3.50%
	2016		0.30%	1.50%	10.00	10.11	63,646	640,303	1.93%	2.34%	2.71%
	2015		1.10%	1.50%	9.86	9.88	32,580	320,070	-0.67%	-0.52%	7.31%
	2014	11/3/14	1.10%	1.25%	9.92	9.93	3,594	35,665	-0.71%	-0.62%	2.60%
LVIP American Balanced Allocation Fund - Service Class
	2018		1.10%	1.65%	10.88	11.16	341,636	3,781,359	-5.96%	-5.44%	1.66%
	2017		1.10%	1.65%	11.57	11.80	339,830	3,981,610	12.54%	13.16%	1.86%
	2016		1.10%	1.65%	10.39	10.43	271,366	2,826,726	4.51%	4.67%	2.08%
	2015	1/8/15	1.10%	1.25%	9.94	9.96	106,980	1,065,931	-2.17%	-0.96%	4.70%
LVIP American Balanced Allocation Fund - Standard Class
	2018		0.65%	0.65%	14.41	14.41	513	7,392	-4.69%	-4.69%	2.07%
	2017		0.65%	0.65%	15.11	15.11	513	7,768	14.07%	14.07%	2.24%
	2016		0.65%	0.65%	13.25	13.25	513	6,804	5.52%	5.52%	1.99%
	2015	6/22/15	0.65%	0.65%	12.56	12.56	513	6,445	-5.25%	-5.25%	2.92%
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
	2018		1.15%	3.20%	11.02	12.21	2,471,167	29,560,549	-13.66%	-11.87%	0.90%
	2017		1.15%	3.20%	12.76	13.85	2,125,033	28,926,899	9.82%	12.09%	0.96%
	2016		1.15%	3.20%	11.62	12.36	1,568,540	19,128,327	13.74%	16.09%	1.40%
	2015		0.65%	3.20%	10.22	10.75	1,049,107	11,070,758	-7.26%	-4.86%	1.94%
	2014	1/14/14	0.65%	3.20%	11.02	11.30	366,483	4,101,889	-0.10%	15.68%	0.68%
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class
	2018		1.30%	1.55%	10.38	10.49	278,832	2,911,140	-4.88%	-4.64%	1.77%
	2017		1.30%	2.35%	10.62	11.00	270,151	2,955,591	9.10%	10.25%	1.93%
	2016		1.30%	2.35%	9.73	9.98	243,572	2,420,882	1.85%	2.92%	1.60%
	2015		1.30%	2.35%	9.56	9.70	208,658	2,018,360	-4.72%	-3.71%	4.56%
	2014	8/25/14	1.30%	2.35%	10.03	10.07	24,932	250,730	-0.97%	1.12%	4.13%
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class
	2017		0.60%	0.60%	13.66	13.66	562	7,685	11.43%	11.43%	2.21%
	2016		0.60%	0.60%	12.25	12.25	562	6,894	4.03%	4.03%	1.87%
	2015	10/12/15	0.60%	0.60%	11.78	11.78	562	6,627	-1.34%	-1.34%	3.53%
LVIP American Global Growth Allocation Managed Risk Fund - Service Class
	2018		1.30%	2.35%	9.96	10.43	832,512	8,635,809	-6.52%	-5.54%	1.01%
	2017		1.30%	2.35%	10.66	11.04	1,039,972	11,425,576	13.66%	14.86%	1.40%
	2016		1.30%	2.35%	9.37	9.61	903,065	8,657,429	0.55%	1.61%	1.28%
	2015		1.30%	2.35%	9.43	9.46	887,847	8,383,419	-4.98%	-4.74%	4.95%
	2014	8/21/14	1.30%	1.55%	9.92	9.93	195,078	1,936,787	-2.47%	-1.71%	3.07%
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class
	2018		0.65%	0.65%	13.41	13.41	16,171	216,782	-4.58%	-4.58%	1.54%
	2017		0.65%	0.65%	14.05	14.05	17,158	241,062	16.01%	16.01%	1.74%
	2016	1/4/16	0.65%	0.65%	12.11	12.11	18,185	220,238	3.38%	3.38%	1.62%
LVIP American Global Growth Fund - Service Class II
	2018		0.65%	2.90%	17.32	21.72	434,422	8,589,631	-11.85%	-9.98%	0.83%
	2017		0.65%	2.75%	19.63	24.13	310,713	6,984,903	27.44%	30.14%	0.37%
	2016		0.65%	2.75%	15.39	18.54	257,130	4,473,449	-2.48%	-0.41%	0.84%
	2015		0.65%	2.90%	15.76	18.01	261,458	4,613,685	3.68%	5.25%	1.65%
	2014		1.25%	2.75%	15.19	17.11	211,060	3,540,970	-0.89%	0.60%	0.97%
LVIP American Global Small Capitalization Fund - Service Class II
	2018		0.50%	2.95%	13.98	16.99	190,085	2,967,068	-13.49%	-11.50%	0.70%
	2017		0.65%	2.95%	16.16	19.20	180,164	3,221,163	21.77%	24.60%	0.02%
	2016		0.65%	2.95%	13.27	15.41	189,505	2,745,530	-1.28%	1.02%	0.11%
	2015		0.65%	2.95%	13.44	15.25	204,891	2,968,218	-3.05%	-0.81%	0.21%
	2014		0.65%	2.95%	13.87	15.03	218,443	3,217,157	-1.27%	0.53%	0.00%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP American Growth Allocation Fund - Service Class
	2018		0.95%	1.50%	$11.11	$11.32	129,144	$1,433,306	-6.75%	-6.37%	1.78%
	2017		1.10%	1.50%	11.92	12.09	77,453	932,799	15.41%	15.87%	1.65%
	2016		1.10%	1.50%	10.44	10.44	73,397	763,514	4.92%	4.92%	1.97%
	2015		1.10%	1.10%	9.95	9.95	23,354	232,283	-2.31%	-2.31%	3.13%
	2014	10/13/14	1.10%	1.10%	10.18	10.18	3,934	40,059	4.52%	4.52%	2.08%
LVIP American Growth Fund - Service Class II
	2018		0.30%	3.05%	19.09	27.60	1,230,267	30,887,240	-3.63%	-1.23%	0.44%
	2017		0.65%	3.05%	22.84	27.94	968,454	24,889,128	24.11%	27.06%	0.44%
	2016		0.65%	2.95%	18.39	21.99	712,662	14,665,203	5.93%	8.41%	0.41%
	2015		0.65%	2.95%	17.35	20.28	706,975	13,545,640	3.37%	5.78%	0.27%
	2014		0.65%	2.95%	16.78	18.67	674,468	12,319,618	4.99%	6.79%	1.01%
LVIP American Growth-Income Fund - Service Class II
	2018		0.30%	3.25%	12.32	25.57	1,230,520	29,401,802	-4.99%	-3.03%	1.62%
	2017		0.90%	2.95%	21.75	26.37	916,754	22,768,704	18.41%	20.86%	1.27%
	2016		0.90%	2.95%	18.36	21.82	685,251	14,233,240	7.92%	10.16%	1.59%
	2015		0.90%	2.95%	17.00	19.53	655,859	12,435,370	-1.82%	-0.04%	1.39%
	2014		1.15%	2.95%	17.31	19.54	621,665	11,837,974	7.06%	9.00%	1.17%
LVIP American Income Allocation Fund - Standard Class
	2016		1.65%	1.65%	11.97	11.97	4,572	54,720	3.89%	3.89%	2.00%
	2015	11/13/15	1.65%	1.65%	11.52	11.52	4,873	56,131	-1.32%	-1.32%	3.39%
LVIP American International Fund - Service Class II
	2018		0.30%	3.25%	9.56	15.45	860,025	11,789,942	-16.10%	-13.76%	3.18%
	2017		0.30%	3.05%	14.05	17.98	557,292	9,188,934	27.82%	30.79%	0.99%
	2016		0.65%	2.95%	10.99	13.75	501,163	6,425,741	0.15%	2.47%	0.97%
	2015		0.65%	2.95%	10.97	13.41	513,936	6,504,551	-7.61%	-5.46%	1.40%
	2014		0.65%	2.95%	11.86	13.87	469,790	6,350,177	-5.82%	-4.11%	0.88%
LVIP American Preservation Fund - Service Class
	2018		0.10%	1.50%	9.62	9.71	17,697	170,159	-0.72%	-0.60%	1.49%
	2017		1.10%	1.25%	9.69	9.77	11,428	111,461	0.07%	0.22%	1.16%
	2016		1.10%	1.25%	9.75	9.75	11,167	108,798	0.46%	0.46%	1.30%
	2015		1.10%	1.10%	9.71	9.71	7,038	68,309	-1.12%	-1.12%	3.01%
	2014	10/17/14	1.10%	1.10%	9.82	9.82	514	5,044	-0.74%	-0.74%	0.74%
LVIP AQR Enhanced Global Strategies Fund - Service Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.27%
	2015	6/25/15	1.10%	1.10%	10.37	10.37	3,398	35,250	-3.69%	-3.69%	1.31%
LVIP Baron Growth Opportunities Fund - Service Class
	2018		0.30%	3.15%	11.49	26.46	555,076	11,761,203	-6.92%	-4.65%	0.00%
	2017		0.75%	3.15%	19.59	28.37	515,816	11,587,869	23.29%	26.29%	0.00%
	2016		0.75%	3.15%	15.84	22.96	522,401	9,353,545	2.30%	4.78%	0.46%
	2015		0.75%	3.15%	15.44	22.40	581,814	10,033,045	-7.73%	-5.48%	0.00%
	2014		0.65%	3.15%	16.68	24.23	620,313	11,414,048	1.75%	4.10%	0.18%
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
	2018		0.65%	3.20%	11.07	17.28	4,965,257	68,307,118	-11.03%	-8.73%	2.11%
	2017		0.10%	3.20%	12.38	19.37	4,526,960	68,592,329	12.49%	15.39%	1.68%
	2016		0.65%	3.20%	10.96	17.18	4,275,087	56,598,908	8.16%	10.95%	1.73%
	2015		0.65%	3.20%	10.09	15.84	3,355,401	40,338,741	-8.08%	-5.71%	1.75%
	2014		0.65%	3.20%	10.92	17.19	2,484,291	31,879,531	-0.03%	2.56%	1.54%
LVIP BlackRock Emerging Markets Managed Volatility Fund - Service Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	3.69%
	2015		0.65%	3.00%	7.37	7.98	1,885,709	14,555,187	-17.73%	-15.77%	1.62%
	2014		0.65%	3.00%	8.97	9.47	1,251,391	11,576,499	-7.89%	-5.75%	1.26%
LVIP BlackRock Emerging Markets Managed Volatility Fund - Standard Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	4.05%
	2015	4/29/15	0.60%	0.60%	8.06	8.06	143	1,149	-23.42%	-23.42%	1.65%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class
	2018		0.65%	3.00%	$9.00	$10.27	8,041,671	$78,205,898	-10.30%	-8.16%	0.00%
	2017		0.65%	3.00%	10.03	11.18	8,153,545	87,102,724	9.48%	12.08%	0.76%
	2016		0.65%	3.00%	9.16	9.98	8,147,429	78,454,692	-0.53%	1.84%	0.71%
	2015		0.65%	3.00%	9.21	9.80	7,386,230	70,506,174	-7.47%	-5.27%	0.82%
	2014		0.65%	3.00%	9.96	10.35	5,180,741	52,753,941	-3.45%	-1.20%	1.02%
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
	2018		0.30%	3.00%	10.42	11.10	2,130,630	22,969,727	-6.19%	-3.92%	1.74%
	2017		0.60%	3.00%	11.11	11.46	1,486,889	16,828,320	10.58%	12.70%	1.42%
	2016	7/1/16	1.10%	3.00%	10.04	10.17	867,012	8,771,642	-2.36%	0.77%	2.13%
LVIP BlackRock Inflation Protected Bond Fund - Service Class
	2018		0.30%	3.25%	8.70	11.06	5,321,129	53,755,928	-3.13%	-0.58%	4.66%
	2017		0.60%	3.20%	9.08	11.09	5,377,832	55,160,817	-1.13%	1.27%	1.68%
	2016		0.65%	3.05%	9.18	10.95	4,923,494	50,387,732	0.22%	2.66%	0.76%
	2015		0.59%	3.14%	9.09	10.66	4,842,834	48,681,915	-6.07%	-3.64%	1.19%
	2014		0.59%	3.14%	9.74	11.07	4,799,283	50,577,908	-0.21%	2.21%	0.98%
LVIP BlackRock Inflation Protected Bond Fund - Standard Class
	2018		0.65%	0.65%	11.24	11.24	1,638	18,408	-0.38%	-0.38%	4.15%
	2017		0.60%	0.65%	11.28	11.32	3,152	35,615	1.52%	1.57%	1.65%
	2016		0.60%	0.65%	11.11	11.15	3,050	33,949	2.90%	2.95%	1.25%
	2015	6/22/15	0.60%	0.65%	10.80	10.83	2,742	29,650	-3.13%	-2.04%	0.81%
LVIP BlackRock Multi-Asset Income Fund - Service Class
	2018		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.87%
	2017		1.10%	1.65%	10.09	10.28	42,760	436,902	4.04%	4.51%	3.41%
	2016		1.10%	1.65%	9.73	9.84	30,923	303,450	5.15%	5.57%	2.61%
	2015		1.10%	1.50%	9.29	9.32	24,795	230,616	-5.35%	-5.21%	2.41%
	2014	11/10/14	1.10%	1.25%	9.82	9.83	11,892	116,896	-1.43%	-0.24%	8.17%
LVIP BlackRock Scientific Allocation Fund - Service Class
	2018		0.95%	2.65%	11.56	12.60	27,575	331,636	-8.07%	-6.82%	3.91%
	2017	7/7/17	1.30%	2.65%	12.57	13.52	4,856	63,986	0.25%	6.57%	5.61%
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
	2018		0.65%	2.95%	10.67	11.34	2,394,874	26,560,710	-5.89%	-3.70%	1.28%
	2017		0.65%	3.00%	11.34	11.78	1,876,067	21,779,911	9.81%	12.36%	1.36%
	2016	6/15/16	0.65%	2.95%	10.33	10.48	854,827	8,913,007	-0.48%	5.10%	1.36%
LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Service Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.46%
	2015	5/19/15	1.15%	2.90%	8.91	9.02	240,979	2,167,687	-12.14%	-1.36%	0.21%
LVIP Blended Core Equity Managed Volatility Fund - Service Class
	2018		0.65%	3.20%	10.97	12.47	1,865,966	22,219,402	-6.19%	-3.77%	0.91%
	2017		0.65%	3.20%	11.82	12.95	1,809,796	22,579,618	17.10%	19.83%	1.13%
	2016		0.65%	2.95%	10.09	10.81	1,638,028	17,202,445	5.50%	7.95%	1.23%
	2015		0.65%	2.95%	9.60	10.01	835,151	8,201,959	-6.84%	-4.86%	1.01%
	2014	1/15/14	0.65%	2.75%	10.31	10.53	317,205	3,307,204	-1.04%	7.63%	1.98%
LVIP Blended Core Equity Managed Volatility Fund - Standard Class
	2018		0.65%	0.65%	12.69	12.69	347	4,404	-3.43%	-3.43%	1.20%
	2017		0.65%	0.65%	13.14	13.14	365	4,799	20.26%	20.26%	1.42%
	2016		0.65%	0.65%	10.92	10.92	390	4,262	8.32%	8.32%	1.19%
	2015	3/12/15	0.65%	0.65%	10.09	10.09	405	4,088	-3.76%	-3.76%	1.16%
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
	2018		0.65%	2.95%	14.63	22.08	2,874,281	53,610,948	-7.32%	-5.17%	0.57%
	2017		0.65%	2.95%	15.76	23.46	2,273,292	45,155,437	22.16%	25.00%	0.45%
	2016		0.65%	2.95%	12.87	18.91	2,087,870	33,420,392	-4.42%	-2.20%	0.24%
	2015		0.65%	3.20%	12.76	19.48	1,511,463	24,996,904	-2.10%	-0.07%	0.00%
	2014		1.15%	3.20%	13.03	19.54	754,565	12,765,408	1.78%	3.89%	0.00%
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class
	2018		1.25%	2.70%	15.69	23.50	7,283	136,015	-6.86%	-5.51%	0.65%
	2017		1.25%	2.70%	16.94	25.63	9,728	190,860	22.76%	24.57%	0.84%
	2016		1.25%	2.70%	13.78	20.65	5,935	98,896	-3.94%	-2.78%	0.37%
	2015		1.40%	2.70%	14.32	21.26	7,972	135,372	-1.36%	-0.07%	0.00%
	2014		1.40%	2.70%	14.49	21.32	8,667	147,064	2.54%	3.88%	0.00%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Blended Mid Cap Managed Volatility Fund - Service Class
	2018		0.65%	3.00%	$10.40	$17.68	3,539,638	$42,864,184	-2.83%	-0.52%	0.00%
	2017		0.65%	3.00%	10.68	18.18	3,292,336	40,397,900	21.54%	24.43%	0.00%
	2016		0.65%	3.00%	8.82	14.96	3,387,517	33,687,234	-1.01%	1.34%	0.00%
	2015		0.65%	3.00%	8.89	15.11	2,061,284	20,360,331	-7.26%	-5.06%	0.00%
	2014		0.65%	3.00%	9.57	16.28	1,645,635	17,297,401	-10.24%	-8.16%	0.00%
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class
	2018		0.65%	0.65%	22.56	22.56	199	4,485	-0.28%	-0.28%	0.00%
	2017		0.65%	0.65%	22.63	22.63	207	4,685	24.74%	24.74%	0.00%
	2016	3/17/16	0.65%	0.65%	18.14	18.14	190	3,439	5.55%	5.55%	0.00%
LVIP Clarion Global Real Estate Fund - Service Class
	2018		0.65%	2.90%	7.48	14.65	669,874	5,810,628	-11.18%	-9.16%	3.52%
	2017		0.10%	2.90%	8.42	16.15	716,070	6,901,308	7.43%	9.87%	4.09%
	2016		0.65%	2.90%	7.83	14.72	754,797	6,653,585	-1.95%	0.29%	3.57%
	2015		0.65%	2.90%	7.97	14.70	805,657	7,143,713	-4.28%	-2.10%	2.78%
	2014		0.65%	2.90%	8.32	15.04	813,739	7,431,129	10.35%	12.86%	2.24%
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class
	2018		1.15%	3.15%	9.60	10.26	1,153,203	11,654,017	-8.61%	-6.95%	0.82%
	2017		1.15%	2.95%	10.51	11.03	915,514	9,985,715	14.21%	16.28%	0.81%
	2016		1.15%	2.95%	9.21	9.48	649,651	6,122,124	0.47%	2.24%	0.79%
	2015	5/18/15	1.15%	2.90%	9.17	9.27	431,635	3,993,681	-8.72%	0.62%	1.31%
LVIP Delaware Bond Fund - Service Class
	2018		0.10%	3.20%	9.44	14.90	12,730,802	173,924,136	-4.29%	-1.76%	2.96%
	2017		0.60%	3.20%	9.87	15.17	11,872,265	167,008,840	0.73%	3.38%	2.63%
	2016		0.60%	3.20%	9.79	14.79	10,610,782	145,623,790	-0.86%	1.76%	2.41%
	2015		0.60%	3.20%	9.88	14.64	8,500,776	115,854,849	-3.12%	-0.61%	2.23%
	2014		0.65%	3.20%	10.20	14.83	6,564,624	90,414,662	2.28%	4.92%	1.84%
LVIP Delaware Bond Fund - Standard Class
	2018		1.25%	2.80%	10.09	20.90	221,983	3,812,444	-3.57%	-2.06%	3.11%
	2017		1.25%	2.80%	10.45	21.37	245,897	4,338,441	1.49%	3.08%	2.81%
	2016		1.25%	2.80%	10.29	20.76	264,868	4,616,949	-0.11%	1.45%	2.28%
	2015		1.25%	2.80%	10.29	20.50	340,265	5,840,431	-2.38%	-0.86%	2.29%
	2014		1.25%	2.80%	10.53	20.71	369,501	6,417,694	3.05%	4.66%	1.86%
LVIP Delaware Diversified Floating Rate Fund - Service Class
	2018		0.10%	3.20%	8.32	10.38	5,376,954	51,120,917	-3.13%	-0.58%	3.41%
	2017		0.60%	3.20%	8.62	10.40	5,077,243	48,895,746	-0.89%	1.61%	0.87%
	2016		0.65%	3.15%	8.70	10.24	4,225,692	40,564,609	-1.16%	1.34%	0.00%
	2015		0.65%	3.15%	8.80	10.10	4,122,920	39,378,171	-4.04%	-1.61%	1.36%
	2014		0.65%	3.15%	9.21	10.27	4,076,978	39,966,977	-2.60%	-0.29%	1.29%
LVIP Delaware Diversified Floating Rate Fund - Standard Class
	2018		0.65%	0.65%	10.56	10.56	5,513	58,244	-0.38%	-0.38%	3.79%
	2017		0.60%	0.65%	10.61	10.65	5,448	57,845	1.88%	1.93%	1.11%
	2016		0.60%	0.65%	10.41	10.45	4,270	44,511	1.59%	1.64%	0.00%
	2015		0.60%	0.65%	10.25	10.25	3,338	34,257	-1.36%	-1.36%	3.38%
	2014	4/14/14	0.65%	0.65%	10.39	10.39	785	8,153	-0.60%	-0.60%	2.38%
LVIP Delaware Social Awareness Fund - Service Class
	2018		1.05%	2.90%	17.61	29.26	139,693	3,211,865	-7.62%	-5.89%	0.95%
	2017		1.05%	2.90%	19.01	31.18	153,651	3,849,372	16.34%	18.52%	0.95%
	2016		1.05%	2.90%	16.30	26.38	162,970	3,546,059	3.23%	5.16%	1.05%
	2015		1.05%	2.90%	15.71	25.16	187,221	3,907,204	-3.84%	-2.04%	1.09%
	2014		1.05%	2.90%	16.04	25.76	189,490	4,039,159	11.52%	13.60%	1.19%
LVIP Delaware Social Awareness Fund - Standard Class
	2018		1.25%	2.60%	18.54	32.82	7,394	221,787	-7.01%	-5.75%	1.29%
	2017		1.25%	2.60%	19.94	34.94	10,268	319,626	17.11%	18.70%	1.25%
	2016		1.25%	2.60%	17.03	29.54	12,480	329,914	3.90%	5.31%	1.14%
	2015		1.25%	2.60%	16.39	28.15	19,478	483,105	-3.21%	-1.90%	1.54%
	2014		1.25%	2.60%	16.93	28.79	20,170	509,932	12.24%	13.77%	1.40%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Delaware Special Opportunities Fund - Service Class
	2018		0.30%	2.85%	$13.10	$20.43	262,204	$3,946,385	-17.44%	-15.72%	1.12%
	2017		0.80%	2.85%	15.86	24.24	213,415	3,846,597	14.05%	16.41%	0.97%
	2016		0.80%	2.85%	13.91	20.82	205,937	3,212,042	16.61%	19.03%	1.27%
	2015		0.80%	2.85%	11.93	17.49	201,004	2,646,940	-2.90%	-0.88%	0.81%
	2014		0.80%	2.85%	12.28	17.65	235,216	3,136,234	4.24%	6.40%	0.92%
LVIP Delaware Wealth Builder Fund - Service Class
	2018		1.15%	2.80%	9.70	19.75	81,990	1,331,972	-8.07%	-6.68%	2.64%
	2017		1.30%	2.80%	14.34	21.21	92,652	1,726,582	8.92%	10.57%	1.98%
	2016		1.30%	2.80%	13.17	19.35	101,947	1,755,053	2.45%	4.00%	1.34%
	2015		1.30%	2.80%	12.85	18.64	110,195	1,829,291	-4.30%	-2.85%	1.41%
	2014		1.30%	2.80%	13.43	19.43	126,952	2,178,546	1.20%	2.73%	2.02%
LVIP Delaware Wealth Builder Fund - Standard Class
	2018		1.40%	2.45%	14.30	21.86	6,191	125,491	-7.53%	-6.54%	2.69%
	2017		1.40%	2.45%	15.47	23.43	7,219	156,156	9.58%	10.73%	2.19%
	2016		1.40%	2.45%	14.12	21.20	8,027	157,676	3.07%	4.15%	1.61%
	2015		1.40%	2.45%	13.70	20.40	8,184	154,547	-3.73%	-2.70%	1.31%
	2014		1.25%	2.45%	14.23	21.01	15,838	313,480	1.82%	3.05%	2.31%
LVIP Dimensional International Core Equity Fund - Service Class
	2018		1.10%	3.15%	8.84	9.48	440,868	4,087,255	-20.19%	-18.65%	2.02%
	2017		1.10%	3.00%	11.21	11.66	180,664	2,073,982	23.81%	25.63%	2.69%
	2016		1.10%	2.55%	9.06	9.28	62,043	570,854	1.61%	3.11%	2.32%
	2015	6/8/15	1.10%	2.55%	8.91	9.00	15,912	142,457	-10.95%	5.44%	1.73%
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
	2018		0.80%	2.95%	8.63	11.09	2,782,664	26,601,768	-18.72%	-16.95%	2.01%
	2017		0.80%	2.95%	10.61	13.36	1,868,021	21,582,602	22.19%	24.84%	2.31%
	2016		0.80%	2.95%	8.69	10.71	1,523,392	14,210,023	-1.24%	0.91%	2.05%
	2015		0.80%	3.20%	8.69	9.58	1,263,179	11,754,860	-7.23%	-5.26%	0.83%
	2014		1.10%	3.20%	9.37	10.11	1,116,741	11,019,703	-10.64%	-8.75%	2.43%
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
	2018		0.30%	3.15%	12.57	20.17	371,962	6,603,497	-10.47%	-8.61%	1.46%
	2017		1.10%	3.15%	13.75	22.20	188,351	3,744,270	16.72%	19.15%	1.55%
	2016		1.10%	3.15%	11.54	18.97	114,444	2,000,077	10.75%	12.76%	1.21%
	2015		1.10%	2.90%	14.38	16.41	103,055	1,627,087	-4.80%	-3.61%	1.34%
	2014		0.75%	2.55%	15.10	17.02	101,503	1,671,060	9.94%	11.94%	1.57%
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class
	2018		0.65%	0.65%	29.01	29.01	144	4,182	-7.91%	-7.91%	1.48%
	2017		0.65%	0.65%	31.50	31.50	148	4,669	20.07%	20.07%	1.42%
	2016	3/17/16	0.65%	0.65%	26.23	26.23	133	3,477	13.32%	13.32%	2.69%
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
	2018		1.10%	3.15%	10.64	11.26	514,932	5,661,877	-12.22%	-10.84%	1.09%
	2017		1.10%	2.65%	12.18	12.63	200,062	2,492,474	15.15%	16.72%	1.58%
	2016		1.10%	2.45%	10.67	10.82	41,861	448,366	14.22%	15.20%	1.57%
	2015	5/20/15	1.10%	1.95%	9.34	9.39	20,523	192,347	-8.06%	-1.06%	1.33%
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
	2018		0.10%	2.95%	13.28	17.40	3,162,704	46,458,008	-10.70%	-8.75%	0.84%
	2017		0.80%	2.95%	14.88	19.07	2,822,867	45,723,742	15.42%	17.92%	0.99%
	2016		0.80%	2.95%	12.89	14.30	2,126,736	29,536,937	7.63%	9.64%	1.05%
	2015		1.10%	2.95%	11.97	13.04	1,752,711	22,284,937	-10.52%	-8.85%	1.08%
	2014		1.10%	2.95%	13.38	14.31	1,258,799	17,641,309	1.40%	3.29%	0.93%
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
	2018		0.30%	3.25%	9.08	10.86	5,501,956	55,471,193	-3.34%	-1.04%	2.04%
	2017		0.65%	3.00%	9.39	10.97	4,678,986	48,226,904	-0.35%	2.02%	1.79%
	2016		0.65%	3.00%	9.42	10.76	3,704,958	37,789,210	-1.17%	1.18%	1.41%
	2015		0.65%	3.20%	9.45	10.63	3,078,176	31,291,616	-3.09%	-0.59%	1.53%
	2014		0.65%	3.20%	9.75	10.69	2,550,460	26,338,047	1.11%	3.72%	1.66%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class
	2018		0.65%	0.65%	$11.07	$11.07	417	$4,616	-0.81%	-0.81%	2.12%
	2017		0.65%	0.65%	11.16	11.16	430	4,793	2.28%	2.28%	1.94%
	2016		0.65%	0.65%	10.91	10.91	394	4,301	1.45%	1.45%	1.59%
	2015	3/12/15	0.65%	0.65%	10.75	10.75	379	4,076	-0.86%	-0.86%	1.58%
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class
	2018		0.65%	3.00%	11.19	12.77	2,667,880	32,241,810	-8.96%	-6.79%	0.95%
	2017		0.65%	3.00%	12.29	13.70	2,843,503	37,222,664	15.12%	17.85%	2.16%
	2016		0.65%	3.00%	10.67	11.63	3,078,385	34,512,246	3.08%	5.53%	0.72%
	2015		0.65%	3.20%	10.30	11.02	2,926,094	31,388,103	-8.14%	-5.76%	1.47%
	2014		0.65%	3.20%	11.21	11.69	1,764,110	20,289,796	2.48%	5.12%	3.61%
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Standard Class
	2018		0.65%	0.65%	13.03	13.03	343	4,467	-6.46%	-6.46%	1.34%
	2017		0.65%	0.65%	13.93	13.93	345	4,804	18.27%	18.27%	2.54%
	2016		0.65%	0.65%	11.77	11.77	361	4,253	5.90%	5.90%	1.01%
	2015	3/12/15	0.65%	0.65%	11.12	11.12	369	4,102	-5.76%	-5.76%	1.63%
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
	2018		0.65%	3.00%	8.43	14.87	5,906,072	57,991,881	-12.05%	-9.88%	1.20%
	2017		0.65%	3.00%	9.57	16.53	5,611,565	61,799,691	17.52%	20.32%	1.13%
	2016		0.65%	3.00%	8.13	13.76	5,840,798	53,843,292	-0.86%	1.50%	1.23%
	2015		0.65%	3.20%	8.19	13.68	5,605,898	51,400,854	-11.15%	-8.85%	1.27%
	2014		0.65%	3.20%	9.18	15.36	4,085,916	41,539,889	-5.31%	-2.87%	1.67%
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
	2018		1.10%	3.05%	9.88	10.46	104,180	1,079,469	-6.37%	-4.90%	1.63%
	2017		1.10%	2.65%	10.40	10.46	63,709	697,398	9.09%	9.26%	6.22%
	2016		1.10%	1.25%	9.54	9.54	17,658	169,047	-0.18%	-0.18%	0.99%
	2015	8/10/15	1.25%	1.25%	9.55	9.55	1,063	10,164	-6.17%	-6.17%	0.99%
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class
	2018		0.65%	3.00%	9.46	10.64	2,361,422	24,037,175	-9.57%	-7.42%	2.81%
	2017		0.65%	3.00%	10.46	11.50	2,355,133	26,120,083	7.55%	10.11%	3.23%
	2016		0.65%	3.00%	9.73	10.44	2,110,001	21,440,049	7.67%	10.23%	2.42%
	2015		0.65%	3.20%	9.00	9.47	1,453,013	13,506,257	-10.93%	-8.63%	3.30%
	2014	1/22/14	0.65%	3.20%	10.10	10.37	553,551	5,679,629	-5.27%	5.89%	2.55%
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class
	2018		0.65%	0.65%	10.83	10.83	1,267	13,722	-7.08%	-7.08%	3.21%
	2017		0.65%	0.65%	11.66	11.66	1,267	14,780	10.48%	10.48%	3.50%
	2016		0.65%	0.65%	10.55	10.55	1,267	13,368	10.64%	10.64%	2.43%
	2015	6/22/15	0.65%	0.65%	9.54	9.54	1,267	12,083	-11.17%	-11.17%	2.64%
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
	2018	12/11/18	1.30%	2.35%	9.62	9.63	7,619	73,342	-1.95%	-1.36%	2.20%
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
	2018		0.65%	3.20%	9.61	16.08	5,529,953	83,953,419	-7.69%	-5.31%	2.24%
	2017		0.65%	3.20%	11.91	17.09	6,160,818	99,460,836	6.75%	9.51%	1.98%
	2016		0.65%	3.20%	11.16	15.70	6,774,056	100,959,056	1.45%	4.07%	1.86%
	2015		0.65%	3.20%	11.00	15.18	6,539,474	93,922,548	-5.31%	-2.87%	1.90%
	2014		0.65%	3.20%	11.62	15.72	6,199,541	92,487,341	2.11%	4.75%	1.92%
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class
	2018		1.70%	1.70%	15.90	15.90	10,606	168,624	-6.06%	-6.06%	2.51%
	2017		1.70%	1.70%	16.92	16.92	11,264	190,633	8.63%	8.63%	2.25%
	2016		1.70%	1.70%	15.58	15.58	11,932	185,898	3.25%	3.25%	2.02%
	2015		1.70%	1.70%	15.09	15.09	12,644	190,792	-3.65%	-3.65%	2.04%
	2014	8/22/14	1.70%	1.70%	15.66	15.66	13,376	209,477	-0.75%	-0.75%	1.96%
LVIP Global Growth Allocation Managed Risk Fund - Service Class
	2018		0.65%	3.20%	9.44	14.93	25,438,512	359,092,367	-9.50%	-7.16%	2.10%
	2017		0.65%	3.20%	12.03	16.18	27,677,346	424,236,483	11.71%	14.59%	2.04%
	2016		0.65%	3.20%	10.77	14.21	30,362,641	409,861,985	1.20%	3.81%	1.53%
	2015		0.65%	3.20%	10.65	13.77	32,385,967	425,224,919	-6.96%	-4.55%	1.79%
	2014		0.65%	3.20%	11.44	14.69	28,749,804	399,700,875	-0.05%	2.54%	2.08%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Global Growth Allocation Managed Risk Fund - Standard Class
	2017		0.60%	0.60%	$19.46	$19.46	406	$7,897	14.94%	14.94%	2.36%
	2016		0.60%	0.60%	16.93	16.93	406	6,871	4.12%	4.12%	1.83%
	2015	10/12/15	0.60%	0.60%	16.26	16.26	406	6,598	-1.71%	-1.71%	2.14%
LVIP Global Income Fund - Service Class
	2018		0.50%	3.15%	8.66	12.35	2,877,996	32,154,577	-1.50%	0.99%	3.63%
	2017		0.65%	3.15%	8.79	12.23	3,119,687	34,845,918	1.54%	4.11%	0.00%
	2016		0.65%	3.15%	8.66	11.74	2,902,935	31,429,043	-2.85%	-0.39%	0.00%
	2015		0.65%	3.20%	8.89	11.79	2,729,200	29,911,205	-5.35%	-2.90%	3.00%
	2014		0.65%	3.20%	9.69	12.14	2,542,940	28,962,076	-1.32%	1.03%	0.38%
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
	2018		0.10%	3.20%	10.89	15.65	23,173,038	342,095,688	-8.64%	-5.74%	2.10%
	2017		0.10%	3.20%	11.92	16.80	25,567,265	405,839,313	10.45%	13.30%	1.98%
	2016		0.65%	3.20%	10.80	14.92	28,182,571	398,339,043	0.80%	3.40%	1.45%
	2015		0.65%	3.20%	10.71	14.52	29,608,673	408,197,126	-6.65%	-4.24%	1.84%
	2014		0.65%	3.20%	11.47	15.25	25,656,978	373,581,748	0.61%	3.21%	1.98%
LVIP Goldman Sachs Income Builder Fund - Service Class
	2018		0.50%	3.25%	10.13	10.26	77,715	798,791	-6.26%	-5.69%	3.53%
	2017		1.10%	1.70%	10.81	10.81	23,262	253,130	6.48%	6.48%	2.77%
	2016	3/17/16	1.10%	1.10%	10.16	10.16	3,529	35,859	7.11%	7.11%	15.59%
LVIP Government Money Market Fund - Service Class
	2018		0.30%	3.20%	7.82	10.09	2,045,313	18,721,493	-2.04%	0.49%	1.14%
	2017		0.65%	3.20%	7.99	10.04	1,429,938	12,806,670	-2.68%	-0.48%	0.16%
	2016		0.65%	2.90%	8.20	10.09	2,441,251	22,328,140	-2.83%	-0.62%	0.02%
	2015		0.65%	2.90%	8.42	10.15	1,447,761	13,797,765	-2.84%	-0.63%	0.02%
	2014		0.65%	2.90%	8.66	10.22	1,446,733	13,993,739	-2.83%	-0.62%	0.03%
LVIP Government Money Market Fund - Standard Class
	2018		1.25%	2.70%	8.13	10.14	75,072	717,244	-1.31%	0.13%	1.36%
	2017		1.25%	2.70%	8.24	10.15	94,954	905,774	-2.26%	-0.84%	0.40%
	2016		1.25%	2.70%	8.43	10.25	105,119	1,018,458	-2.64%	-1.21%	0.03%
	2015		1.25%	2.70%	8.66	10.39	120,552	1,186,834	-2.64%	-1.22%	0.02%
	2014		1.25%	2.70%	8.90	10.53	228,371	2,293,729	-2.64%	-1.22%	0.03%
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class
	2018		0.65%	3.00%	9.53	10.63	2,558,490	26,071,038	-11.81%	-9.71%	1.47%
	2017		0.65%	3.00%	10.81	11.77	2,579,111	29,365,729	7.47%	10.02%	1.15%
	2016		0.65%	3.20%	10.06	10.63	2,024,038	21,112,319	7.48%	9.76%	0.99%
	2015		0.90%	3.00%	9.39	9.64	893,386	8,546,397	-7.75%	-6.26%	2.67%
	2014	6/5/14	1.15%	2.75%	10.18	10.29	166,029	1,700,698	-0.92%	1.32%	1.21%
LVIP Invesco Select Equity Managed Volatility Fund - Service Class
	2018		0.65%	3.15%	9.26	10.39	911,742	9,067,440	-12.08%	-10.03%	1.53%
	2017		0.65%	2.95%	10.54	11.55	765,189	8,532,153	14.24%	16.90%	1.57%
	2016		0.65%	2.95%	9.22	9.88	695,665	6,696,140	2.78%	5.18%	0.58%
	2015		0.65%	2.95%	8.97	9.40	685,327	6,325,493	-11.56%	-9.50%	1.62%
	2014	1/8/14	0.65%	2.95%	10.14	10.38	593,952	6,107,963	-2.58%	6.24%	1.18%
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class
	2018		0.65%	0.65%	10.58	10.58	414	4,380	-9.72%	-9.72%	1.74%
	2017		0.65%	0.65%	11.71	11.71	412	4,823	17.32%	17.32%	1.80%
	2016		0.65%	0.65%	9.98	9.98	424	4,231	5.55%	5.55%	0.88%
	2015	3/12/15	0.65%	0.65%	9.46	9.46	435	4,115	-8.17%	-8.17%	1.82%
LVIP JPMorgan High Yield Fund - Service Class
	2018		0.50%	3.05%	11.97	14.85	715,488	9,755,502	-5.86%	-3.66%	5.64%
	2017		0.10%	2.90%	12.72	15.41	672,386	9,611,489	3.47%	5.92%	5.82%
	2016		0.60%	2.90%	12.29	14.55	646,618	8,838,533	9.75%	12.30%	5.01%
	2015		0.60%	2.90%	11.20	12.92	612,214	7,520,581	-6.91%	-4.79%	4.64%
	2014		0.65%	2.90%	12.03	13.57	633,983	8,251,873	-0.35%	1.92%	4.21%
LVIP JPMorgan Retirement Income Fund - Service Class
	2018		1.30%	2.65%	10.83	11.80	51,461	596,678	-7.25%	-5.99%	3.67%
	2017	5/25/17	1.30%	2.65%	11.68	12.56	16,767	206,393	1.45%	4.26%	3.41%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
	2018		0.65%	3.20%	$10.51	$18.01	3,430,092	$41,748,849	-14.79%	-12.59%	1.16%
	2017		0.65%	3.20%	12.28	21.08	3,421,310	48,050,108	11.03%	13.66%	0.82%
	2016		0.65%	3.00%	11.04	18.98	3,161,540	39,400,984	6.48%	9.01%	0.52%
	2015		0.65%	3.20%	10.35	17.81	2,466,233	28,352,026	-10.86%	-8.56%	0.61%
	2014		0.65%	3.20%	11.61	19.93	1,761,818	22,362,817	4.45%	7.15%	0.72%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class
	2018		0.65%	0.65%	22.97	22.97	2,694	61,889	-12.37%	-12.37%	1.63%
	2017		0.65%	0.65%	26.22	26.22	1,927	50,530	13.94%	13.94%	1.25%
	2016		0.65%	0.65%	23.01	23.01	1,372	31,578	9.30%	9.30%	0.84%
	2015		0.65%	0.65%	21.05	21.05	883	18,588	-8.34%	-8.34%	1.03%
	2014	4/14/14	0.65%	0.65%	22.97	22.97	412	9,473	8.73%	8.73%	1.36%
LVIP MFS International Equity Managed Volatility Fund - Service Class
	2018		0.65%	3.00%	9.20	10.50	3,141,635	31,299,565	-11.16%	-9.04%	1.97%
	2017		0.65%	3.00%	10.35	11.54	2,230,443	24,617,124	24.81%	27.78%	1.22%
	2016		0.65%	3.00%	8.29	9.03	1,891,844	16,485,718	-4.46%	-2.19%	1.09%
	2015		0.65%	3.00%	8.68	9.23	1,414,624	12,728,034	-3.08%	-0.78%	0.87%
	2014		0.65%	3.00%	8.96	9.22	738,806	6,770,058	-10.04%	-8.50%	0.81%
LVIP MFS International Growth Fund - Service Class
	2018		0.10%	3.25%	9.03	16.46	791,316	8,288,062	-11.08%	-8.55%	1.10%
	2017		0.10%	2.90%	10.14	18.13	672,781	7,821,444	27.78%	30.68%	0.95%
	2016		0.65%	2.90%	8.04	13.89	633,804	5,695,352	-1.49%	0.75%	1.23%
	2015		0.65%	2.90%	8.07	13.81	617,654	5,543,481	-1.85%	0.39%	0.97%
	2014		0.65%	2.90%	8.20	13.77	552,507	4,997,159	-8.00%	-5.90%	0.85%
LVIP MFS Value Fund - Service Class
	2018		0.30%	3.15%	13.21	21.05	1,354,093	21,239,699	-13.01%	-10.80%	1.54%
	2017		0.65%	3.15%	15.13	23.63	1,425,222	25,245,140	13.70%	16.57%	1.61%
	2016		0.65%	3.15%	13.26	20.74	1,346,884	20,612,716	10.25%	13.04%	1.69%
	2015		0.65%	3.15%	11.99	18.77	1,223,403	16,822,926	-3.87%	-1.43%	1.80%
	2014		0.65%	3.15%	12.42	19.49	1,259,436	17,715,838	6.81%	9.52%	2.27%
LVIP Mondrian International Value Fund - Service Class
	2018		0.30%	3.25%	9.02	21.54	571,288	9,034,291	-14.23%	-12.27%	2.87%
	2017		0.65%	2.90%	10.38	24.72	592,198	10,918,495	17.58%	20.26%	2.99%
	2016		0.65%	2.90%	8.70	20.70	671,025	10,502,894	0.79%	3.09%	2.47%
	2015		0.63%	2.88%	8.55	20.22	698,738	10,794,221	-6.76%	-4.64%	2.67%
	2014		0.63%	2.88%	9.51	21.36	710,120	11,656,989	-5.55%	-3.40%	3.59%
LVIP Mondrian International Value Fund - Standard Class
	2018		1.25%	2.70%	11.57	24.00	32,552	705,615	-13.84%	-12.58%	3.09%
	2017		1.25%	2.70%	13.40	27.55	36,942	919,372	18.10%	19.83%	3.29%
	2016		1.25%	2.70%	11.32	23.07	41,131	847,067	1.24%	2.72%	2.48%
	2015		1.25%	2.70%	11.16	22.54	50,775	1,037,499	-6.36%	-4.99%	2.72%
	2014		1.25%	2.70%	11.90	23.80	59,061	1,277,569	-5.14%	-3.75%	3.73%
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
	2018		1.10%	2.95%	9.31	10.14	326,898	3,252,025	-11.21%	-9.56%	0.76%
	2017		1.10%	2.95%	10.48	11.21	256,100	2,823,693	16.69%	18.87%	1.38%
	2016		1.10%	2.95%	8.99	9.42	235,487	2,195,180	2.52%	4.33%	1.26%
	2015		1.15%	2.90%	8.80	9.03	187,423	1,680,362	-9.62%	-8.16%	1.42%
	2014	7/28/14	1.15%	2.75%	9.73	9.83	56,757	556,197	-4.71%	2.56%	3.45%
LVIP PIMCO Low Duration Bond Fund - Service Class
	2018		0.10%	3.15%	9.18	10.34	3,890,620	38,441,188	-2.23%	0.81%	2.33%
	2017		0.10%	3.15%	9.39	10.30	3,206,393	31,900,866	-1.72%	0.82%	1.49%
	2016		0.60%	3.15%	9.61	10.22	3,051,442	30,371,367	-0.60%	1.76%	1.50%
	2015		0.60%	2.95%	9.69	10.03	1,750,689	17,290,127	-1.48%	0.65%	1.64%
	2014	6/16/14	0.65%	2.80%	9.83	9.97	368,570	3,653,833	-1.32%	0.07%	0.97%
LVIP PIMCO Low Duration Bond Fund - Standard Class
	2018		0.65%	0.65%	10.43	10.43	451	4,707	0.51%	0.51%	2.38%
	2017		0.65%	0.65%	10.38	10.38	444	4,609	1.02%	1.02%	1.77%
	2016		0.60%	0.65%	10.28	10.28	462	4,751	2.01%	2.01%	2.26%
	2015	4/29/15	0.60%	0.60%	10.08	10.08	99	1,004	-0.04%	-0.04%	1.30%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA Bond Index Fund - Service Class
	2018		0.30%	3.25%	$9.13	$12.90	4,202,470	$48,301,886	-3.66%	-1.17%	2.45%
	2017		0.10%	3.15%	9.47	13.06	4,455,601	52,464,099	-0.27%	2.25%	2.27%
	2016		0.65%	3.15%	9.48	12.77	4,145,176	48,230,831	-0.98%	1.38%	1.93%
	2015		0.65%	3.00%	9.63	12.50	3,646,034	42,277,108	-2.91%	-0.75%	2.25%
	2014		0.75%	2.95%	9.91	12.47	3,576,864	42,167,448	2.42%	4.64%	1.67%
LVIP SSGA Bond Index Fund - Standard Class
	2018		1.65%	1.65%	10.79	10.79	6,676	72,021	-1.95%	-1.95%	2.63%
	2017		1.65%	1.65%	11.00	11.00	7,742	85,190	1.50%	1.50%	2.48%
	2016		1.65%	1.65%	10.84	10.84	7,440	80,662	0.60%	0.60%	2.11%
	2015	2/19/15	1.65%	1.65%	10.78	10.78	7,256	78,190	-1.91%	-1.91%	2.44%
LVIP SSGA Conservative Index Allocation Fund - Service Class
	2018		1.25%	2.80%	11.24	12.80	575,592	7,143,841	-7.21%	-5.76%	2.10%
	2017		1.25%	2.80%	12.11	13.58	550,865	7,272,532	7.39%	9.07%	2.06%
	2016		1.25%	2.80%	11.28	12.46	571,111	6,934,074	1.85%	3.44%	1.87%
	2015		1.25%	2.80%	11.07	12.04	450,935	5,304,827	-3.92%	-2.41%	1.94%
	2014		1.25%	2.80%	11.52	12.34	406,415	4,907,802	1.58%	3.17%	1.56%
LVIP SSGA Conservative Structured Allocation Fund - Service Class
	2018		0.10%	3.05%	10.43	13.35	712,932	8,729,305	-8.10%	-5.34%	2.51%
	2017		0.10%	3.05%	11.92	14.18	801,036	10,529,380	6.19%	8.72%	3.21%
	2016		0.65%	3.00%	11.22	13.05	757,634	9,268,638	3.42%	5.87%	1.82%
	2015		0.65%	3.00%	10.85	12.32	761,039	8,878,631	-5.00%	-2.74%	2.17%
	2014		0.65%	3.00%	11.42	12.67	1,008,606	12,176,145	2.16%	4.59%	2.37%
LVIP SSGA Developed International 150 Fund - Service Class
	2018		0.30%	3.05%	9.49	14.42	587,077	6,300,722	-17.90%	-16.07%	3.32%
	2017		0.75%	2.95%	11.54	16.56	571,333	7,348,372	19.67%	22.33%	4.02%
	2016		0.75%	2.95%	9.63	13.83	634,287	6,707,051	6.28%	8.64%	3.45%
	2015		0.75%	2.95%	9.05	13.02	643,968	6,320,398	-7.31%	-5.25%	2.87%
	2014		0.75%	2.95%	9.75	14.04	585,251	6,111,028	-2.28%	-0.60%	3.08%
LVIP SSGA Emerging Markets 100 Fund - Service Class
	2018		0.10%	2.95%	10.06	12.62	645,065	7,294,559	-15.08%	-12.63%	4.23%
	2017		0.10%	2.95%	11.83	14.86	616,434	8,117,611	19.92%	22.71%	2.44%
	2016		0.65%	2.95%	9.85	12.39	645,541	6,978,959	11.81%	14.41%	2.34%
	2015		0.65%	2.95%	8.80	11.08	665,307	6,347,296	-19.66%	-17.79%	4.08%
	2014		0.65%	2.95%	10.94	13.79	637,564	7,476,062	-6.41%	-4.24%	2.75%
LVIP SSGA Emerging Markets 100 Fund - Standard Class
	2018		0.65%	0.65%	16.10	16.10	824	13,267	-12.88%	-12.88%	4.45%
	2017		0.65%	0.65%	18.48	18.48	824	15,228	23.03%	23.03%	2.74%
	2016		0.65%	0.65%	15.02	15.02	824	12,378	14.69%	14.69%	2.67%
	2015	6/22/15	0.65%	0.65%	13.10	13.10	824	10,793	-20.64%	-20.64%	4.58%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
	2018		0.65%	3.00%	9.58	13.43	4,666,738	57,499,775	-11.11%	-9.00%	2.50%
	2017		0.65%	3.00%	10.75	14.78	5,086,974	69,424,941	11.15%	13.79%	3.71%
	2016		0.65%	3.00%	9.65	13.16	5,605,410	67,905,342	2.25%	4.68%	1.54%
	2015		0.65%	3.00%	9.41	12.86	6,141,183	71,587,864	-9.50%	-7.35%	2.88%
	2014		0.65%	3.00%	10.37	14.20	5,570,297	70,687,126	0.64%	3.04%	2.19%
LVIP SSGA International Index Fund - Service Class
	2018		0.50%	3.25%	8.12	12.50	1,259,483	11,560,552	-16.51%	-14.56%	2.49%
	2017		0.75%	3.05%	9.70	14.95	1,152,954	12,458,611	20.77%	23.45%	2.42%
	2016		0.75%	2.95%	8.02	12.38	1,206,180	10,606,883	-2.19%	-0.01%	2.63%
	2015		0.75%	2.95%	8.18	12.66	1,216,777	10,794,479	-4.33%	-2.20%	2.19%
	2014		0.75%	2.95%	8.54	13.23	1,283,651	11,751,088	-8.81%	-6.92%	2.46%
LVIP SSGA International Managed Volatility Fund - Service Class
	2018		0.65%	3.00%	8.06	10.77	2,887,079	25,011,858	-15.01%	-12.99%	2.08%
	2017		0.65%	3.00%	9.49	12.44	2,767,464	27,801,222	20.29%	23.15%	2.03%
	2016		0.65%	3.00%	7.90	8.46	2,859,179	23,516,463	-6.60%	-4.43%	2.12%
	2015		0.65%	2.95%	8.49	8.77	569,911	4,957,856	-6.37%	-4.85%	3.09%
	2014	2/7/14	1.15%	2.75%	9.07	9.21	162,614	1,492,722	-12.32%	-0.99%	3.75%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA International Managed Volatility Fund - Standard Class
	2016	12/9/16	0.60%	0.60%	$8.54	$8.54	203	$1,733	-0.41%	-0.41%	0.98%
LVIP SSGA Large Cap 100 Fund - Service Class
	2018		0.30%	3.00%	18.24	26.17	656,749	13,598,020	-13.91%	-11.99%	1.87%
	2017		0.75%	2.95%	21.17	30.40	712,062	16,907,624	15.02%	17.58%	2.51%
	2016		0.30%	2.95%	18.39	26.43	809,918	16,429,453	17.70%	20.32%	2.19%
	2015		0.75%	2.95%	15.61	22.46	761,000	12,947,600	-7.67%	-5.62%	2.35%
	2014		0.75%	2.95%	16.89	24.32	785,704	14,279,724	13.05%	15.51%	2.27%
LVIP SSGA Large Cap Managed Volatility Fund - Service Class
	2018		0.80%	3.15%	11.60	13.10	3,213,961	40,395,211	-7.65%	-5.64%	1.61%
	2017		0.80%	2.95%	12.57	13.88	2,475,383	33,115,937	17.28%	19.84%	1.64%
	2016		0.80%	2.95%	10.71	11.44	2,069,312	23,279,977	4.79%	6.69%	1.63%
	2015		1.15%	2.95%	10.22	10.72	1,370,313	14,499,572	-8.14%	-6.47%	1.88%
	2014		1.15%	2.95%	11.13	11.44	650,376	7,403,365	3.14%	4.91%	3.01%
LVIP SSGA Mid-Cap Index Fund - Service Class
	2018		0.50%	3.25%	10.54	10.99	326,354	3,499,047	-14.25%	-12.56%	1.80%
	2017	1/13/17	1.10%	3.05%	12.29	12.57	133,451	1,669,352	4.17%	13.67%	1.87%
LVIP SSGA Moderate Index Allocation Fund - Service Class
	2018		0.30%	3.25%	10.52	14.69	2,193,291	29,420,338	-9.49%	-6.78%	2.07%
	2017		0.30%	3.25%	12.59	15.82	1,823,040	26,742,451	10.72%	13.52%	2.19%
	2016		0.65%	3.15%	11.37	13.93	1,521,781	19,886,169	3.08%	5.68%	1.73%
	2015		0.65%	3.15%	11.03	13.18	1,478,294	18,471,218	-4.76%	-2.35%	1.70%
	2014		0.65%	3.15%	11.59	13.50	1,217,508	15,707,590	0.92%	3.48%	1.84%
LVIP SSGA Moderate Structured Allocation Fund - Service Class
	2018		0.10%	3.05%	10.61	14.55	3,735,354	49,714,007	-10.14%	-7.63%	2.81%
	2017		0.30%	3.05%	13.27	15.80	3,805,329	55,612,433	9.53%	12.13%	3.75%
	2016		0.65%	3.00%	12.12	14.09	3,907,133	51,554,146	5.78%	8.30%	1.88%
	2015		0.65%	3.00%	11.46	13.01	4,278,264	52,667,286	-5.82%	-3.57%	2.56%
	2014		0.65%	3.00%	12.16	13.50	4,377,285	56,460,800	2.18%	4.61%	2.38%
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
	2018		0.30%	2.95%	12.43	14.89	1,009,721	13,935,795	-10.34%	-8.37%	1.90%
	2017		0.80%	2.95%	13.86	15.72	878,391	13,428,258	13.28%	15.69%	1.89%
	2016		0.85%	2.95%	12.23	13.64	938,937	12,527,233	3.99%	6.20%	1.82%
	2015		0.85%	2.95%	11.76	12.90	864,388	10,922,812	-5.12%	-3.50%	1.65%
	2014		1.25%	2.95%	12.40	13.37	801,817	10,513,772	0.74%	2.46%	2.05%
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
	2018		0.65%	2.95%	12.46	15.13	1,789,988	24,728,114	-11.09%	-9.03%	2.91%
	2017		0.65%	2.95%	14.02	16.63	1,847,696	28,287,200	11.28%	13.87%	4.43%
	2016		0.65%	2.95%	12.80	14.60	1,600,019	21,906,699	7.05%	9.48%	1.96%
	2015		0.65%	2.90%	11.94	13.34	1,687,114	21,320,825	-6.48%	-4.35%	2.66%
	2014		0.65%	2.90%	12.74	13.94	1,857,033	24,682,460	2.01%	4.34%	2.61%
LVIP SSGA S&P 500 Index Fund - Service Class
	2018		0.30%	3.25%	14.04	24.20	3,351,671	63,801,379	-7.83%	-5.16%	1.65%
	2017		0.30%	3.15%	14.80	26.20	3,147,664	64,969,463	17.51%	20.90%	1.72%
	2016		0.30%	3.15%	14.60	22.25	2,968,294	51,129,900	8.02%	10.81%	1.75%
	2015		0.60%	3.15%	13.47	20.56	2,676,956	42,132,963	-2.21%	0.16%	1.69%
	2014		0.75%	3.15%	13.72	20.98	2,620,709	41,518,153	9.86%	12.30%	1.66%
LVIP SSGA S&P 500 Index Fund - Standard Class
	2018		1.40%	2.70%	17.55	20.65	60,953	1,209,697	-7.18%	-5.97%	1.74%
	2017		1.40%	2.70%	18.89	21.96	67,075	1,417,241	18.34%	19.89%	1.73%
	2016		1.40%	2.70%	15.94	18.32	85,432	1,513,351	8.78%	10.20%	1.84%
	2015		1.40%	2.70%	14.64	16.62	94,599	1,525,305	-1.52%	-0.23%	1.82%
	2014		1.40%	2.70%	14.85	16.66	109,694	1,778,172	10.41%	11.85%	1.81%
LVIP SSGA Short-Term Bond Index Fund - Service Class
	2018	6/1/18	0.30%	2.90%	9.96	10.12	214,060	2,152,582	-0.03%	0.60%	2.31%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA Small-Cap Index Fund - Service Class
	2018		0.30%	3.25%	$12.59	$21.91	1,205,379	$17,514,258	-14.25%	-12.12%	0.79%
	2017		0.60%	3.05%	14.74	25.53	1,044,617	17,443,857	10.50%	13.24%	0.79%
	2016		0.60%	3.05%	13.30	23.08	1,000,694	14,881,166	16.76%	19.65%	1.08%
	2015		0.60%	3.05%	11.36	19.75	1,022,273	12,782,257	-7.81%	-5.66%	0.68%
	2014		0.75%	3.05%	12.30	21.40	1,054,735	14,100,034	1.28%	3.63%	0.58%
LVIP SSGA Small-Cap Index Fund - Standard Class
	2016		0.60%	0.60%	28.10	28.10	53	1,496	19.96%	19.96%	1.37%
	2015	4/29/15	0.60%	0.60%	23.43	23.43	39	913	-8.57%	-8.57%	0.94%
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
	2018		0.75%	3.15%	14.08	22.51	368,795	7,450,853	-16.35%	-14.31%	2.88%
	2017		0.75%	3.15%	16.83	26.86	335,766	7,989,629	2.78%	5.27%	2.45%
	2016		0.75%	3.15%	19.08	26.08	280,038	6,350,264	25.99%	28.80%	1.95%
	2015		0.75%	2.95%	15.14	20.70	256,066	4,556,315	-9.78%	-7.78%	2.32%
	2014		0.75%	2.95%	16.77	22.94	242,821	4,716,026	1.02%	2.75%	3.21%
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class
	2018		0.65%	1.65%	17.11	28.72	1,257	28,195	-14.88%	-14.02%	3.05%
	2017		0.65%	1.65%	20.11	33.40	1,196	31,354	4.59%	5.64%	2.69%
	2016		0.65%	1.65%	19.22	31.62	1,079	26,249	27.96%	29.25%	1.91%
	2015		0.65%	1.65%	24.46	24.46	1,253	23,159	-7.44%	-7.44%	2.78%
	2014	11/7/14	0.65%	0.65%	26.43	26.43	402	10,627	2.63%	2.63%	3.38%
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class
	2018		0.65%	3.00%	10.13	11.56	3,594,624	39,434,891	-12.04%	-9.95%	1.42%
	2017		0.65%	3.00%	11.51	12.84	2,808,810	34,467,195	10.51%	13.13%	1.23%
	2016		0.65%	3.20%	10.42	11.35	2,280,373	24,963,501	11.71%	14.36%	1.00%
	2015		0.65%	3.00%	9.33	9.92	1,753,894	16,943,291	-11.60%	-9.50%	0.70%
	2014		0.65%	3.00%	10.56	10.96	913,222	9,841,037	-4.49%	-2.27%	1.37%
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class
	2018		0.65%	0.65%	11.72	11.72	1,988	23,305	-9.73%	-9.73%	1.66%
	2017		0.65%	0.65%	12.99	12.99	1,446	18,781	13.42%	13.42%	1.62%
	2016		0.60%	0.65%	11.45	11.48	1,218	13,951	14.66%	14.73%	1.33%
	2015		0.60%	0.65%	9.99	9.99	793	7,926	-9.28%	-9.28%	1.05%
	2014	4/14/14	0.65%	0.65%	11.01	11.01	305	3,360	2.39%	2.39%	1.92%
LVIP T. Rowe Price 2010 Fund - Service Class
	2018		1.30%	2.55%	10.89	12.59	27,754	341,043	-6.87%	-5.69%	1.89%
	2017		1.30%	2.55%	11.69	13.35	21,967	287,946	6.61%	7.95%	1.57%
	2016		1.30%	2.55%	10.97	12.37	27,788	333,624	1.55%	2.83%	1.57%
	2015		1.30%	2.55%	10.80	12.03	28,717	336,109	-4.32%	-3.12%	1.37%
	2014		1.30%	2.55%	11.29	12.42	40,074	488,493	1.89%	3.17%	1.62%
LVIP T. Rowe Price 2020 Fund - Service Class
	2018		1.90%	2.55%	10.53	11.35	6,415	72,544	-8.19%	-7.59%	0.74%
	2017		1.80%	2.55%	11.47	12.42	19,198	237,207	8.94%	9.75%	1.59%
	2016		1.55%	2.55%	10.53	11.59	22,955	259,182	1.58%	2.60%	1.65%
	2015		1.55%	2.55%	10.36	11.29	24,581	271,458	-4.91%	-3.96%	1.54%
	2014		1.30%	2.55%	10.90	11.99	27,239	314,366	1.51%	2.78%	1.70%
LVIP T. Rowe Price 2030 Fund - Service Class
	2018		1.90%	1.90%	10.98	10.98	4,925	54,092	-9.55%	-9.55%	1.51%
	2017		1.90%	1.90%	12.14	12.14	4,948	60,086	11.07%	11.07%	1.63%
	2016		1.90%	1.90%	10.93	10.93	13,889	151,854	1.51%	1.51%	1.15%
	2015		1.30%	1.90%	10.77	11.34	29,523	325,435	-4.73%	-4.16%	1.51%
	2014		1.30%	1.90%	11.30	11.83	29,694	342,657	1.94%	2.55%	1.84%
LVIP T. Rowe Price 2040 Fund - Service Class
	2018		1.40%	1.40%	10.95	10.95	2,276	24,925	-10.22%	-10.22%	1.37%
	2017		1.40%	1.80%	11.69	12.20	2,363	28,792	12.31%	12.76%	1.67%
	2016		1.40%	1.80%	10.41	10.82	2,965	31,794	1.70%	2.11%	1.52%
	2015		1.40%	1.80%	10.23	10.23	3,055	32,095	-5.18%	-5.18%	2.16%
	2014		1.80%	1.80%	10.79	10.79	840	9,082	1.37%	1.37%	1.94%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP T. Rowe Price Growth Stock Fund - Service Class
	2018		0.10%	3.00%	$17.86	$27.62	906,313	$18,611,230	-4.28%	-2.00%	0.09%
	2017		0.65%	3.00%	18.62	28.23	962,376	20,346,493	29.42%	32.50%	0.00%
	2016		0.65%	3.00%	14.36	23.01	965,407	15,533,692	-1.84%	0.49%	0.00%
	2015		0.65%	3.00%	14.60	23.43	898,079	14,489,016	7.18%	9.73%	0.00%
	2014		0.65%	3.00%	13.59	21.85	821,948	12,185,702	5.24%	7.74%	0.00%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
	2018		0.30%	3.25%	12.51	36.11	345,835	9,711,631	-6.31%	-3.89%	0.17%
	2017		0.60%	3.15%	19.53	37.85	271,758	8,213,947	20.58%	23.69%	0.00%
	2016		0.60%	3.15%	16.20	30.83	250,228	6,248,208	3.96%	6.65%	0.05%
	2015		0.60%	3.15%	15.58	29.13	256,565	6,176,307	-1.31%	1.09%	0.00%
	2014		0.75%	3.15%	15.79	28.99	252,151	6,049,147	7.85%	10.42%	0.00%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class
	2018		1.40%	2.65%	23.08	39.61	5,361	177,885	-5.61%	-4.42%	0.37%
	2017		1.40%	2.65%	24.45	41.53	3,515	120,276	21.48%	23.01%	0.19%
	2016		1.40%	2.65%	20.12	33.83	3,877	108,472	4.74%	5.85%	0.25%
	2015		1.60%	2.65%	19.21	31.96	4,820	132,926	-0.57%	0.48%	0.20%
	2014		1.60%	2.65%	19.32	31.80	3,208	82,067	8.67%	9.82%	0.23%
LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class
	2018	11/20/18	1.30%	2.35%	9.54	9.55	20,846	199,059	-2.65%	-1.78%	2.82%
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
	2018		0.60%	3.15%	9.75	10.68	4,281,074	44,093,433	-7.76%	-5.43%	1.63%
	2017		0.60%	3.10%	10.61	11.24	4,031,937	44,266,826	11.60%	14.03%	1.53%
	2016		0.80%	2.95%	9.51	9.85	3,565,178	34,626,990	0.80%	2.94%	1.20%
	2015	5/27/15	0.85%	2.95%	9.43	9.57	1,605,600	15,278,463	-5.63%	1.49%	2.24%
LVIP Vanguard Domestic Equity ETF Fund - Service Class
	2018		0.30%	3.05%	16.09	18.81	848,451	14,705,873	-7.84%	-5.93%	1.37%
	2017		0.80%	2.85%	17.57	19.99	660,405	12,510,506	16.62%	18.92%	1.40%
	2016		0.80%	2.75%	15.07	16.81	531,199	8,545,956	8.83%	10.97%	1.52%
	2015		0.80%	2.90%	13.84	15.15	449,714	6,570,455	-3.26%	-1.35%	1.37%
	2014		0.65%	2.75%	14.31	15.44	424,431	6,336,115	8.90%	11.21%	1.64%
LVIP Vanguard Domestic Equity ETF Fund - Standard Class
	2016		0.60%	0.60%	17.25	17.25	167	2,872	11.47%	11.47%	1.61%
	2015	4/29/15	0.60%	0.60%	15.47	15.47	125	1,931	-3.43%	-3.43%	1.64%
LVIP Vanguard International Equity ETF Fund - Service Class
	2018		0.30%	3.15%	9.37	12.11	878,675	9,219,027	-17.56%	-15.56%	2.31%
	2017		0.75%	3.15%	11.36	13.28	559,329	7,057,767	24.02%	26.97%	2.09%
	2016		0.80%	3.15%	9.16	10.28	443,543	4,435,123	0.25%	2.32%	2.04%
	2015		1.10%	3.15%	9.14	10.05	373,594	3,667,307	-6.19%	-4.25%	2.10%
	2014		0.65%	3.15%	9.81	10.67	282,267	2,904,808	-7.65%	-5.50%	1.82%
LVIP VIP Mid Cap Managed Volatility Portfolio - Service Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.01%
	2015		1.15%	2.95%	9.30	9.54	542,656	5,147,137	-7.46%	-6.02%	0.41%
	2014	6/5/14	1.30%	2.85%	10.05	10.15	49,312	498,336	-3.07%	2.69%	1.86%
LVIP Wellington Capital Growth Fund - Service Class
	2018		0.10%	2.95%	17.62	26.90	313,158	6,388,394	-1.84%	0.45%	0.00%
	2017		0.65%	2.95%	17.92	27.40	258,385	5,609,219	31.59%	34.65%	0.00%
	2016		0.65%	2.95%	13.60	20.82	280,778	4,565,075	-3.05%	-0.79%	0.00%
	2015		0.65%	2.95%	14.24	21.48	268,914	4,439,860	5.98%	8.44%	0.00%
	2014		0.65%	2.95%	13.40	20.27	218,468	3,412,497	7.86%	10.37%	0.00%
LVIP Wellington Mid-Cap Value Fund - Service Class
	2018		0.30%	3.25%	9.75	18.85	414,243	5,369,234	-17.27%	-15.29%	0.43%
	2017		0.65%	3.00%	13.66	22.29	423,928	6,570,691	10.03%	12.42%	0.17%
	2016		0.65%	2.80%	12.42	19.86	378,573	5,305,579	9.67%	12.06%	0.25%
	2015		0.65%	2.80%	11.32	17.75	412,533	5,168,194	-4.47%	-2.40%	0.17%
	2014		0.65%	2.80%	11.85	18.21	458,896	5,948,789	5.04%	7.32%	0.12%
LVIP Western Asset Core Bond Fund - Service Class
	2018		0.30%	2.90%	9.64	9.91	1,090,242	10,725,701	-4.09%	-2.40%	4.46%
	2017	5/26/17	1.10%	2.90%	10.05	10.16	331,790	3,360,923	-0.46%	1.34%	2.67%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
MFS® VIT Core Equity Series - Service Class
	2015		0.00%	0.00%	$—	$—	—	$—	0.00%	0.00%	0.63%
	2014		1.40%	2.35%	16.65	25.57	2,454	49,265	8.40%	9.43%	0.54%
MFS® VIT Growth Series - Initial Class
	2018		1.40%	1.40%	16.89	16.89	3,426	57,862	1.24%	1.24%	0.09%
	2017		1.40%	1.40%	16.68	16.68	4,274	71,306	29.58%	29.58%	0.10%
	2016		1.40%	2.35%	12.88	12.88	4,748	63,603	1.02%	1.02%	0.04%
	2015		1.40%	1.40%	12.75	12.75	4,496	57,301	6.06%	6.06%	0.13%
	2014		1.40%	1.40%	12.02	12.02	8,323	100,021	7.43%	7.43%	0.11%
MFS® VIT Growth Series - Service Class
	2018		0.65%	3.00%	13.83	41.08	280,262	6,969,554	-0.62%	1.72%	0.00%
	2017		0.65%	3.00%	13.73	40.76	213,488	5,556,101	27.21%	30.20%	0.00%
	2016		0.65%	3.00%	10.65	31.60	203,442	3,718,759	-0.84%	1.36%	0.00%
	2015		0.80%	3.00%	10.59	31.42	66,950	1,366,653	4.13%	6.45%	0.00%
	2014		0.80%	3.00%	15.62	29.76	55,884	1,111,942	5.47%	7.82%	0.00%
MFS® VIT Total Return Series - Initial Class
	2018		1.40%	1.40%	21.89	21.89	6,881	150,619	-6.92%	-6.92%	1.97%
	2017		1.40%	1.40%	23.52	23.52	11,431	268,821	10.74%	10.74%	1.95%
	2016		1.40%	1.40%	21.24	21.24	17,865	379,389	7.57%	7.57%	2.73%
	2015		1.40%	1.40%	19.74	19.74	17,770	350,815	-1.76%	-1.76%	2.57%
	2014		1.40%	1.40%	20.09	20.09	21,258	427,178	6.99%	6.99%	1.70%
MFS® VIT Total Return Series - Service Class
	2018		0.65%	3.25%	10.84	20.44	294,268	4,865,173	-8.88%	-6.48%	2.07%
	2017		0.65%	3.25%	14.86	22.07	237,929	4,251,651	9.04%	11.30%	2.33%
	2016	5/9/16	0.65%	2.70%	13.63	20.02	94,390	1,586,705	-0.36%	3.08%	3.21%
MFS® VIT Utilities Series - Initial Class
	2018		1.40%	1.40%	29.43	29.43	5,793	170,452	-0.35%	-0.35%	1.16%
	2017		1.40%	2.35%	23.77	29.53	8,429	248,176	12.16%	13.24%	4.17%
	2016		1.40%	2.35%	21.20	26.08	11,823	307,622	8.88%	9.92%	3.49%
	2015		1.40%	2.35%	23.72	23.72	13,475	318,991	-15.71%	-15.71%	4.16%
	2014		1.40%	1.40%	28.14	28.14	14,901	419,371	11.17%	11.17%	1.97%
MFS® VIT Utilities Series - Service Class
	2018		0.30%	2.95%	15.83	50.54	371,699	10,423,500	-2.12%	0.06%	0.84%
	2017		0.10%	2.95%	16.17	50.95	415,163	11,753,551	11.17%	13.64%	4.05%
	2016		0.75%	2.95%	14.37	45.21	439,133	11,251,645	8.00%	10.40%	3.34%
	2015		0.75%	2.95%	13.45	41.30	492,891	11,557,351	-17.24%	-15.38%	3.95%
	2014		0.75%	2.95%	16.25	49.23	524,480	14,836,054	9.20%	11.62%	1.90%
MFS® VIT II Core Equity Portfolio - Service Class
	2018		1.40%	2.35%	20.02	31.69	1,503	35,381	-6.29%	-5.41%	0.48%
	2017		1.40%	2.35%	21.36	33.57	932	22,810	21.62%	22.78%	0.61%
	2016		1.40%	2.35%	17.57	27.39	1,301	28,011	8.49%	9.53%	0.39%
	2015	3/27/15	1.40%	2.35%	16.19	25.06	3,505	63,394	-5.72%	-3.75%	0.34%
MFS® VIT II International Value Portfolio - Service Class
	2018		0.10%	1.65%	11.34	11.76	114,748	1,338,717	-11.21%	-9.81%	0.95%
	2017		0.10%	1.65%	12.91	13.17	118,924	1,551,768	24.75%	25.43%	1.32%
	2016		1.10%	1.65%	10.39	10.50	98,417	1,027,704	2.30%	2.71%	1.18%
	2015		1.10%	1.50%	10.22	10.22	49,138	500,180	5.16%	5.16%	2.01%
	2014	11/17/14	1.10%	1.10%	9.72	9.72	285	2,775	-0.50%	-0.50%	0.00%
Morgan Stanley VIF Global Infrastructure Portfolio - Class II
	2018		1.10%	1.50%	10.18	10.37	38,708	398,638	-9.26%	-8.90%	2.71%
	2017		1.10%	1.50%	11.32	11.38	25,021	283,794	11.15%	11.31%	2.34%
	2016		1.10%	1.25%	10.18	10.23	13,260	135,393	13.54%	13.71%	1.58%
	2015		1.10%	1.25%	8.97	8.99	6,399	57,493	-14.96%	-14.81%	1.99%
	2014	9/2/14	1.10%	1.25%	10.55	10.56	1,163	12,276	-2.62%	1.83%	0.00%
Morgan Stanley VIF Growth Portfolio - Class II
	2018		0.75%	0.80%	32.44	32.44	1,979	91,168	6.44%	6.44%	0.00%
	2017		0.80%	0.80%	30.48	30.48	957	29,185	41.70%	41.70%	0.00%
	2016	11/7/16	0.80%	0.80%	21.51	21.51	1,106	23,802	-4.09%	-4.09%	0.00%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class
	2018		1.25%	2.90%	$15.75	$30.78	57,339	$1,445,579	-17.70%	-16.33%	0.62%
	2017		1.25%	2.90%	19.02	36.91	68,513	2,075,562	13.40%	15.29%	0.80%
	2016		1.25%	2.90%	16.66	32.13	87,181	2,281,297	12.85%	14.73%	0.58%
	2015		1.25%	2.90%	14.67	28.10	113,102	2,541,991	-10.96%	-9.48%	0.76%
	2014		1.25%	2.90%	16.37	31.16	134,934	3,352,782	10.58%	12.42%	1.03%
Oppenheimer Global Fund/VA Service Shares
	2018		0.75%	1.30%	19.20	29.13	9,956	224,189	-14.52%	-14.04%	0.75%
	2017		0.75%	1.30%	22.35	33.89	9,799	257,785	34.56%	35.30%	0.72%
	2016		0.75%	1.70%	16.52	25.05	11,474	223,151	-1.84%	-0.90%	0.71%
	2015		0.75%	1.70%	16.68	25.27	11,240	221,171	2.33%	2.90%	1.09%
	2014		0.75%	1.30%	16.22	24.56	13,053	250,444	0.74%	1.29%	0.84%
Oppenheimer International Growth Fund/VA Service Shares
	2018		0.30%	1.65%	8.64	9.14	76,736	668,679	-20.75%	-19.79%	0.69%
	2017		0.30%	1.50%	11.00	11.39	41,851	462,715	24.88%	26.07%	1.18%
	2016		0.30%	1.25%	8.81	8.85	28,454	252,060	-3.92%	-3.78%	0.75%
	2015		1.10%	1.25%	9.17	9.19	18,682	171,686	1.82%	1.98%	0.86%
	2014	9/19/14	1.10%	1.25%	9.01	9.02	5,136	46,309	-4.72%	-0.27%	0.00%
Oppenheimer Main Street Small Cap Fund®/VA Service Shares
	2018		1.10%	1.50%	11.69	11.91	21,942	260,428	-11.87%	-11.52%	0.06%
	2017		1.10%	1.50%	13.26	13.46	17,364	232,849	12.21%	12.66%	0.61%
	2016		1.10%	1.50%	11.82	11.95	8,874	105,774	15.92%	16.38%	0.23%
	2015		1.10%	1.50%	10.26	10.26	4,676	47,936	-7.12%	-7.12%	0.60%
	2014	8/27/14	1.10%	1.10%	11.05	11.05	1,193	13,193	5.27%	5.27%	0.00%
PIMCO VIT All Asset All Authority Portfolio - Advisor Class
	2018		1.10%	1.65%	9.09	9.15	22,958	207,788	-7.86%	-7.72%	3.09%
	2017		1.10%	1.25%	9.86	9.91	23,410	231,530	9.60%	9.76%	5.48%
	2016		1.10%	1.25%	9.00	9.03	12,884	116,349	12.14%	12.31%	2.84%
	2015		1.10%	1.25%	8.04	8.04	12,884	103,610	-13.36%	-13.36%	2.78%
	2014	12/19/14	1.10%	1.10%	9.28	9.28	10,774	100,037	0.03%	0.03%	3.48%
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
	2018		0.65%	2.80%	6.04	7.43	468,604	3,213,134	-16.57%	-14.76%	1.98%
	2017		0.65%	2.80%	7.37	8.72	455,229	3,693,214	-0.47%	1.39%	10.95%
	2016		0.65%	2.50%	7.47	8.60	432,419	3,489,701	12.04%	14.13%	0.93%
	2015		0.65%	2.50%	6.67	7.54	394,036	2,810,603	-27.50%	-26.14%	4.25%
	2014		0.65%	2.50%	9.20	10.20	336,895	3,274,785	-20.63%	-19.15%	0.27%
PIMCO VIT Dynamic Bond Portfolio - Advisor Class
	2018		1.10%	1.50%	10.25	10.44	50,411	522,675	-0.58%	-0.18%	2.77%
	2017		1.10%	1.50%	10.31	10.46	44,654	463,989	3.34%	3.76%	1.61%
	2016		1.10%	1.50%	9.97	10.08	44,689	448,241	3.08%	3.49%	1.48%
	2015		1.10%	1.50%	9.72	9.74	39,241	380,824	-3.00%	-2.86%	3.70%
	2014	10/31/14	1.10%	1.25%	10.02	10.03	5,639	56,518	-0.35%	-0.33%	0.25%
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class
	2018		1.10%	1.50%	10.38	10.57	15,231	160,191	-6.25%	-5.90%	4.03%
	2017		1.10%	1.50%	11.17	11.24	17,049	190,802	8.42%	8.58%	4.98%
	2016		1.10%	1.25%	10.35	10.35	5,633	58,287	11.99%	11.99%	4.68%
	2015		1.10%	1.10%	9.24	9.24	2,108	19,477	-3.40%	-3.40%	5.13%
	2014	10/1/14	1.10%	1.25%	9.56	9.56	7,674	73,324	-4.61%	-4.37%	1.33%
Putnam VT Equity Income Fund - Class IB
	2018		1.40%	3.00%	16.42	21.52	714	13,837	-11.20%	-9.79%	0.69%
	2017	5/12/17	1.40%	3.00%	18.50	24.18	752	16,364	11.06%	12.20%	0.00%
Putnam VT George Putnam Balanced Fund - Class IB
	2018		0.95%	2.65%	10.81	11.18	211,733	2,317,180	-5.68%	-4.20%	0.62%
	2017	2/6/17	1.10%	2.65%	11.46	11.67	133,206	1,544,126	2.31%	10.23%	0.10%
Putnam VT Global Health Care Fund - Class IB
	2018		1.10%	3.00%	9.85	28.96	22,470	279,637	-3.53%	-1.68%	1.03%
	2017		1.10%	3.00%	10.01	29.50	28,188	346,521	11.89%	14.04%	0.49%
	2016		1.10%	3.00%	8.78	25.91	25,581	265,724	-13.97%	-12.32%	0.00%
	2015		1.10%	3.00%	20.70	29.22	27,028	448,423	4.60%	6.29%	0.00%
	2014		1.40%	3.00%	19.79	27.54	9,935	230,990	23.88%	25.87%	0.24%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Putnam VT Growth & Income Fund - Class IB
	2017		0.00%	0.00%	$—	$—	—	$—	0.00%	0.00%	2.07%
	2016		1.40%	3.00%	16.01	20.89	824	15,519	11.62%	13.43%	1.89%
	2015		1.40%	3.00%	14.35	18.68	1,133	19,001	-10.26%	-8.81%	1.77%
	2014		1.40%	3.00%	15.99	20.78	1,489	26,783	7.46%	9.20%	1.35%
Putnam VT Income Fund - Class IB
	2018		0.10%	1.65%	9.82	10.41	41,249	415,369	-1.44%	0.10%	2.94%
	2017		0.10%	1.65%	9.96	10.11	34,665	351,808	3.87%	4.44%	3.66%
	2016		0.30%	1.65%	9.65	9.68	27,897	269,541	0.73%	0.88%	3.78%
	2015	8/17/15	1.10%	1.25%	9.58	9.59	11,122	106,586	-2.90%	-0.93%	0.00%
Putnam VT Multi-Asset Absolute Return Fund - Class IB
	2018		1.10%	1.50%	9.48	9.66	29,248	278,256	-9.21%	-8.85%	0.30%
	2017		1.10%	1.50%	10.44	10.59	9,156	96,744	5.40%	5.81%	0.00%
	2016		1.10%	1.50%	9.97	10.01	6,715	67,144	-0.56%	-0.40%	1.52%
	2015	1/5/15	1.10%	1.25%	10.03	10.05	1,027	10,315	-2.74%	-1.52%	0.04%
QS Variable Conservative Growth - Class II
	2018		1.30%	2.65%	9.87	10.09	82,984	835,136	-7.05%	-5.78%	4.80%
	2017	6/23/17	1.30%	2.65%	10.62	10.71	13,136	140,482	-0.02%	5.47%	3.95%
Rational Trend Aggregation VA Fund
	2018		1.40%	1.40%	12.77	12.77	2,198	28,073	-5.90%	-5.90%	4.16%
	2017		1.40%	1.40%	13.57	13.57	2,222	30,161	-2.96%	-2.96%	3.42%
	2016		1.40%	1.40%	13.98	13.98	2,060	28,831	5.48%	5.48%	4.19%
	2015		1.40%	1.40%	13.26	13.26	2,050	27,198	-4.41%	-4.41%	4.17%
	2014		1.40%	1.40%	13.87	13.87	3,546	49,184	8.63%	8.63%	5.12%
SEI VP Market Plus Strategy Fund - Class III
	2018		1.10%	1.10%	10.71	10.71	220	2,355	-11.28%	-11.28%	2.19%
	2017		1.10%	1.10%	12.07	12.07	154	1,858	17.13%	17.13%	1.37%
	2016	5/17/16	1.10%	1.10%	10.30	10.30	160	1,645	6.27%	6.27%	1.66%
Templeton Foreign VIP Fund - Class 4
	2018		0.95%	1.50%	7.99	8.14	12,223	100,073	-16.80%	-16.46%	3.05%
	2017		1.10%	1.50%	9.75	9.75	20,498	199,579	15.35%	15.35%	1.67%
	2016		1.10%	1.10%	8.45	8.45	17,472	147,659	5.92%	5.92%	0.84%
	2015		1.10%	1.10%	7.98	7.98	4,208	33,587	-7.68%	-7.68%	3.17%
	2014	10/1/14	1.10%	1.10%	8.64	8.64	3,994	34,531	-7.76%	-7.76%	0.00%
Templeton Global Bond VIP Fund - Class 2
	2018		0.60%	3.00%	9.84	18.42	377,033	6,416,902	-1.08%	1.28%	0.00%
	2017		0.60%	3.00%	9.95	18.23	423,969	7,215,082	-1.09%	1.30%	0.00%
	2016		0.60%	3.00%	10.06	18.11	447,632	7,603,181	-0.10%	2.36%	0.00%
	2015		0.60%	3.00%	10.07	17.81	555,491	9,346,619	-7.13%	-4.93%	7.85%
	2014		0.65%	3.00%	10.84	18.85	607,173	10,833,236	-1.18%	1.17%	5.10%
Templeton Global Bond VIP Fund - Class 4
	2018		1.10%	1.65%	9.43	9.68	148,077	1,422,862	0.23%	0.78%	0.00%
	2017		1.10%	1.65%	9.41	9.60	104,104	996,990	0.10%	0.65%	0.00%
	2016		1.10%	1.65%	9.50	9.54	83,013	790,678	1.59%	1.74%	0.00%
	2015		1.10%	1.25%	9.35	9.38	40,024	375,142	-5.58%	-5.44%	4.14%
	2014	9/19/14	1.10%	1.25%	9.91	9.92	3,780	37,486	-2.52%	-1.56%	0.00%
Templeton Growth VIP Fund - Class 2
	2018		1.25%	2.80%	9.77	20.52	89,640	1,478,674	-17.21%	-15.91%	1.99%
	2017		1.25%	2.80%	11.80	24.49	103,184	2,032,044	15.23%	17.03%	1.63%
	2016		1.25%	2.80%	10.24	21.00	124,099	2,088,656	6.60%	8.26%	1.90%
	2015		1.25%	2.80%	9.60	19.47	145,588	2,296,627	-9.07%	-7.65%	2.57%
	2014		1.25%	2.80%	10.55	21.15	162,686	2,817,073	-5.47%	-4.02%	1.35%
Transparent Value Directional Allocation VI Portfolio - Class II
	2015		1.10%	1.10%	9.54	9.54	6,828	65,141	-3.83%	-3.83%	0.00%
	2014	11/17/14	1.10%	1.10%	9.92	9.92	397	3,944	-2.63%	-2.63%	0.00%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
VanEck VIP Global Hard Assets Fund - Class S Shares
	2018		1.10%	1.65%	$4.69	$4.81	35,716	$169,812	-29.59%	-29.21%	0.00%
	2017		1.10%	1.65%	6.66	6.80	15,937	107,975	-3.57%	-3.05%	0.00%
	2016		1.10%	1.65%	6.99	7.01	7,539	52,852	41.67%	41.88%	0.28%
	2015		1.10%	1.25%	4.94	4.94	4,408	21,785	-34.35%	-34.35%	0.02%
	2014	12/4/14	1.10%	1.10%	7.53	7.53	1,331	10,022	-3.18%	-3.18%	0.00%
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares
	2018		0.10%	1.50%	10.24	10.43	37,970	393,034	-4.11%	-2.76%	3.81%
	2017		0.10%	1.50%	10.68	10.83	50,522	543,286	5.14%	5.56%	5.73%
	2016		1.10%	1.50%	10.16	10.26	20,247	207,131	7.66%	8.09%	4.34%
	2015		1.10%	1.50%	9.47	9.49	15,108	143,057	-2.48%	-2.34%	6.38%
	2014	10/1/14	1.10%	1.25%	9.71	9.72	3,154	30,642	-2.44%	-2.43%	4.74%
Virtus Rampart Equity Trend Series - Class A Shares
	2018		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.04%
	2017		1.10%	1.10%	10.30	10.30	1,695	17,475	19.13%	19.13%	0.00%
	2016		1.10%	1.10%	8.64	8.64	1,695	14,661	-2.05%	-2.05%	0.00%
	2015		1.10%	1.10%	8.82	8.82	1,695	14,974	-10.32%	-10.32%	0.00%
	2014	10/31/14	1.10%	1.10%	9.84	9.84	1,994	19,633	-1.38%	-1.38%	0.00%

(1)  Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received thereby a succeeding commencement date is disclosed.

(2)  These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for only those subaccounts which contain investments as of the respective year end. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.

(3)  As the unit value is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.

(4)  These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.

(5)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

4. Purchases and Sales of Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2018:

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
AB VPS Global Thematic Growth Portfolio - Class B	$343,631	$522,740
AB VPS Large Cap Growth Portfolio - Class B	60,417	61,274
AB VPS Small/Mid Cap Value Portfolio - Class B	1,786,836	1,404,378
ALPS/Alerian Energy Infrastructure Portfolio - Class III	8,918	20,608

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	$84,207	$5,571
ALPS/Stadion Core ETF Portfolio - Class III	900,650	32,053
ALPS/Stadion Tactical Growth Portfolio - Class III	255,848	3,971
American Century VP Balanced Fund - Class II	3,234,784	317,400
American Century VP Large Company Value Fund - Class II	1,541,463	101,629
American Funds Asset Allocation Fund - Class 1	396	137
American Funds Asset Allocation Fund - Class 4	2,639,536	812,088
American Funds Blue Chip Income and Growth Fund - Class 1	20,765	23,474
American Funds Blue Chip Income and Growth Fund - Class 4	272,244	169,142
American Funds Bond Fund - Class 1	6,896	2,407
American Funds Capital Income Builder® - Class 1	555	7,689
American Funds Capital Income Builder® - Class 4	310,064	213,675
American Funds Global Bond Fund - Class 1	16,025	668
American Funds Global Growth and Income Fund - Class 1	13,015	1,013
American Funds Global Growth Fund - Class 2	1,337,447	2,280,297
American Funds Global Growth Fund - Class 4	742,430	192,956
American Funds Global Small Capitalization Fund - Class 1	8,261	134
American Funds Global Small Capitalization Fund - Class 2	573,811	1,408,226
American Funds Global Small Capitalization Fund - Class 4	92,585	38,408
American Funds Growth Fund - Class 1	28,816	1,921
American Funds Growth Fund - Class 2	6,460,384	11,399,532
American Funds Growth Fund - Class 4	1,470,095	483,080
American Funds Growth-Income Fund - Class 1	52,332	4,924
American Funds Growth-Income Fund - Class 2	5,103,083	10,968,861
American Funds Growth-Income Fund - Class 4	1,061,965	655,659
American Funds High-Income Bond Fund - Class 1	13,031	186
American Funds International Fund - Class 1	16,601	5,540
American Funds International Fund - Class 2	2,144,572	4,123,960
American Funds International Fund - Class 4	856,511	212,646
American Funds International Growth and Income Fund - Class 1	11,671	186
American Funds Managed Risk Asset Allocation Fund - Class P1	—	8,220
American Funds Managed Risk Asset Allocation Fund - Class P2	5,446,579	2,205,372
American Funds Mortgage Fund - Class 4	18,773	69,867
American Funds New World Fund® - Class 1	9,477	1,226
American Funds New World Fund® - Class 4	176,748	154,523
BlackRock Global Allocation V.I. Fund - Class I	2,028	301
BlackRock Global Allocation V.I. Fund - Class III	4,901,743	8,230,086
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	790	137,803
ClearBridge Variable Aggressive Growth Portfolio - Class II	378,161	31,026
ClearBridge Variable Large Cap Growth Portfolio - Class II	6,787,667	793,076
ClearBridge Variable Mid Cap Portfolio - Class II	630,984	328,045
Columbia VP Commodity Strategy Fund - Class 2	—	102
Columbia VP Emerging Markets Bond Fund - Class 2	132,920	188,516
Columbia VP Strategic Income Fund - Class 2	13,714	10,108
Delaware VIP® Diversified Income Series - Service Class	13,227,130	10,349,665
Delaware VIP® Diversified Income Series - Standard Class	35,508	9,469
Delaware VIP® Emerging Markets Series - Service Class	3,266,723	2,520,185
Delaware VIP® High Yield Series - Service Class	381,549	1,123,493
Delaware VIP® High Yield Series - Standard Class	51,473	165,837
Delaware VIP® Limited-Term Diversified Income Series - Service Class	6,229,318	6,910,998
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	2,835	1,111
Delaware VIP® REIT Series - Service Class	1,002,781	1,695,883
Delaware VIP® REIT Series - Standard Class	26,689	78,393
Delaware VIP® Small Cap Value Series - Service Class	4,578,240	3,182,079
Delaware VIP® Small Cap Value Series - Standard Class	56,721	181,383
Delaware VIP® Smid Cap Core Series - Service Class	4,514,422	2,405,790
Delaware VIP® Smid Cap Core Series - Standard Class	128,558	48,203
Delaware VIP® U.S. Growth Series - Service Class	1,732,062	977,599
Delaware VIP® Value Series - Service Class	4,400,704	3,197,972
Delaware VIP® Value Series - Standard Class	6,828	56,746
DWS Alternative Asset Allocation VIP Portfolio - Class A	574	245
DWS Alternative Asset Allocation VIP Portfolio - Class B	448,713	508,167
DWS Equity 500 Index VIP Portfolio - Class A	274,220	523,098

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
DWS Small Cap Index VIP Portfolio - Class A	$29,622	$18,205
Eaton Vance VT Floating-Rate Income Fund - Initial Class	1,674,370	296,430
Fidelity® VIP Contrafund® Portfolio - Service Class 2	11,875,019	5,640,999
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	1,618,699	1,036,431
Fidelity® VIP Growth Portfolio - Initial Class	37,690	52,027
Fidelity® VIP Growth Portfolio - Service Class 2	4,037,406	1,921,472
Fidelity® VIP Mid Cap Portfolio - Service Class 2	7,437,590	4,335,657
Fidelity® VIP Strategic Income Portfolio - Service Class 2	395,535	182,072
First Trust Dorsey Wright Tactical Core Portfolio - Class I	142,367	17,165
First Trust Multi Income Allocation Portfolio - Class I	45,784	15,233
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	4,064,002	267,444
Franklin Founding Funds Allocation VIP Fund - Class 4	30,925	45,356
Franklin Income VIP Fund - Class 2	2,435,116	4,144,207
Franklin Income VIP Fund - Class 4	1,878,368	330,520
Franklin Mutual Shares VIP Fund - Class 2	1,301,543	2,736,843
Franklin Mutual Shares VIP Fund - Class 4	699,482	56,590
Franklin Rising Dividends VIP Fund - Class 4	118,477	187,040
Franklin Small Cap Value VIP Fund - Class 4	98,989	5,790
Franklin Small-Mid Cap Growth VIP Fund - Class 4	115,987	19,491
Goldman Sachs VIT Government Money Market Fund - Service Shares	19,696	586,593
Goldman Sachs VIT Large Cap Value Fund - Service Shares	130,949	228,930
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	14,067	9,364
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	4,660	106,743
Guggenheim VT Long Short Equity	148,402	60,770
Guggenheim VT Multi-Hedge Strategies	1,782	8,505
Hartford Capital Appreciation HLS Fund - Class IC	138,553	12,607
Invesco V.I. American Franchise Fund - Series I Shares	7,892	8,927
Invesco V.I. American Franchise Fund - Series II Shares	85,843	1,435
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	316,404	357,670
Invesco V.I. Comstock Fund - Series II Shares	18,498	9,688
Invesco V.I. Core Equity Fund - Series I Shares	8,867	20,444
Invesco V.I. Diversified Dividend Fund - Series II Shares	54,361	26,263
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	4,260,013	510,441
Invesco V.I. Equity and Income Fund - Series II Shares	39,170	108,380
Invesco V.I. International Growth Fund - Series I Shares	208	106
Invesco V.I. International Growth Fund - Series II Shares	1,113,461	617,520
Ivy VIP Asset Strategy Portfolio - Class II	179,175	40,418
Ivy VIP Energy Portfolio - Class II	73,369	65,580
Ivy VIP High Income Portfolio - Class II	157,334	67,391
Ivy VIP Micro Cap Growth Portfolio - Class II	113,964	393,887
Ivy VIP Mid Cap Growth Portfolio - Class II	408,615	110,107
Ivy VIP Science and Technology Portfolio - Class II	1,087,359	255,759
Ivy VIP Small Cap Growth Portfolio - Class II	380,364	4,683
Janus Henderson Balanced Portfolio - Service Shares	74,658	145,688
Janus Henderson Enterprise Portfolio - Service Shares	117,919	176,683
Janus Henderson Global Research Portfolio - Service Shares	539	366
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	2,831,713	587,332
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	110,385	25,284
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	44,480	12,333
Lincoln iShares® Global Growth Allocation Fund - Standard Class	1,360	1,086
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	492,017	368,660
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	529,684	80,820
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	13,582	3,974
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	403,002	173,298
LVIP American Balanced Allocation Fund - Service Class	492,989	315,600
LVIP American Balanced Allocation Fund - Standard Class	402	63
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	9,040,004	3,308,363
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	990,985	829,564
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	—	7,716
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	1,244,125	3,327,153
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	7,504	15,489
LVIP American Global Growth Fund - Service Class II	3,632,014	857,170
LVIP American Global Small Capitalization Fund - Service Class II	568,369	478,276

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP American Growth Allocation Fund - Service Class	$917,267	$237,029
LVIP American Growth Fund - Service Class II	12,548,957	4,000,568
LVIP American Growth-Income Fund - Service Class II	12,529,893	3,362,258
LVIP American International Fund - Service Class II	5,777,152	1,020,833
LVIP American Preservation Fund - Service Class	106,532	47,081
LVIP Baron Growth Opportunities Fund - Service Class	3,645,139	2,454,436
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	13,074,546	5,904,523
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	4,694,374	7,159,108
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	9,055,163	1,559,858
LVIP BlackRock Inflation Protected Bond Fund - Service Class	7,876,684	6,587,117
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	1,541	17,723
LVIP BlackRock Multi-Asset Income Fund - Service Class	12,487	435,180
LVIP BlackRock Scientific Allocation Fund - Service Class	416,244	65,035
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	7,602,506	1,602,827
LVIP Blended Core Equity Managed Volatility Fund - Service Class	3,881,543	2,416,973
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	392	470
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	20,935,903	3,742,796
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	17,430	52,281
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	7,014,788	4,496,570
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	293	534
LVIP Clarion Global Real Estate Fund - Service Class	566,006	866,140
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	3,895,118	1,088,008
LVIP Delaware Bond Fund - Service Class	27,610,459	13,146,855
LVIP Delaware Bond Fund - Standard Class	215,323	577,941
LVIP Delaware Diversified Floating Rate Fund - Service Class	11,613,919	7,485,988
LVIP Delaware Diversified Floating Rate Fund - Standard Class	20,114	17,707
LVIP Delaware Social Awareness Fund - Service Class	1,017,829	1,123,726
LVIP Delaware Social Awareness Fund - Standard Class	27,419	89,741
LVIP Delaware Special Opportunities Fund - Service Class	1,782,445	534,441
LVIP Delaware Wealth Builder Fund - Service Class	435,440	443,753
LVIP Delaware Wealth Builder Fund - Standard Class	32,436	23,398
LVIP Dimensional International Core Equity Fund - Service Class	3,359,571	424,682
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	11,695,111	1,559,572
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	4,582,264	837,086
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	434	432
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	4,652,100	722,644
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	10,060,746	4,911,621
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	13,675,176	5,010,442
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	492	554
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class	3,424,247	4,848,901
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Standard Class	613	465
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	8,468,175	5,575,376
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	541,991	97,770
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	3,254,379	2,837,910
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	475	108
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	75,676	27
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	5,910,481	13,683,843
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	7,244	14,058
LVIP Global Growth Allocation Managed Risk Fund - Service Class	18,580,744	49,991,890
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	—	7,939
LVIP Global Income Fund - Service Class	3,312,115	5,083,787
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	15,972,253	49,314,481
LVIP Goldman Sachs Income Builder Fund - Service Class	628,585	32,926
LVIP Government Money Market Fund - Service Class	18,052,266	12,134,137
LVIP Government Money Market Fund - Standard Class	776,916	965,433
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	5,530,669	4,856,484
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	2,674,792	1,055,112
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	418	353
LVIP JPMorgan High Yield Fund - Service Class	3,059,059	2,059,437
LVIP JPMorgan Retirement Income Fund - Service Class	549,092	62,083
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	4,450,985	4,687,709
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	20,742	358
LVIP MFS International Equity Managed Volatility Fund - Service Class	11,202,986	1,118,712

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP MFS International Growth Fund - Service Class	$2,677,898	$1,144,797
LVIP MFS Value Fund - Service Class	4,815,919	5,093,347
LVIP Mondrian International Value Fund - Service Class	1,520,836	1,767,992
LVIP Mondrian International Value Fund - Standard Class	52,283	141,388
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	1,396,076	327,148
LVIP PIMCO Low Duration Bond Fund - Service Class	11,517,489	4,443,129
LVIP PIMCO Low Duration Bond Fund - Standard Class	576	419
LVIP SSGA Bond Index Fund - Service Class	5,804,199	8,128,883
LVIP SSGA Bond Index Fund - Standard Class	8,281	18,831
LVIP SSGA Conservative Index Allocation Fund - Service Class	1,585,019	1,180,495
LVIP SSGA Conservative Structured Allocation Fund - Service Class	699,960	1,644,535
LVIP SSGA Developed International 150 Fund - Service Class	1,856,201	1,363,768
LVIP SSGA Emerging Markets 100 Fund - Service Class	2,189,890	1,622,308
LVIP SSGA Emerging Markets 100 Fund - Standard Class	645	94
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	4,931,341	9,894,523
LVIP SSGA International Index Fund - Service Class	2,704,179	1,471,514
LVIP SSGA International Managed Volatility Fund - Service Class	3,136,510	1,781,957
LVIP SSGA Large Cap 100 Fund - Service Class	2,722,988	3,129,949
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	13,210,703	2,839,728
LVIP SSGA Mid-Cap Index Fund - Service Class	3,084,726	539,555
LVIP SSGA Moderate Index Allocation Fund - Service Class	11,089,766	5,572,181
LVIP SSGA Moderate Structured Allocation Fund - Service Class	7,361,208	7,108,225
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	5,648,174	3,610,939
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	3,783,257	3,863,230
LVIP SSGA S&P 500 Index Fund - Service Class	12,698,052	8,271,742
LVIP SSGA S&P 500 Index Fund - Standard Class	66,772	173,191
LVIP SSGA Short-Term Bond Index Fund - Service Class	3,130,585	971,204
LVIP SSGA Small-Cap Index Fund - Service Class	5,835,589	2,654,024
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	2,387,171	1,349,800
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	5,775	3,147
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	12,316,163	2,577,341
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	7,559	132
LVIP T. Rowe Price 2010 Fund - Service Class	112,148	12,625
LVIP T. Rowe Price 2020 Fund - Service Class	6,306	162,744
LVIP T. Rowe Price 2030 Fund - Service Class	2,466	1,393
LVIP T. Rowe Price 2040 Fund - Service Class	1,378	1,420
LVIP T. Rowe Price Growth Stock Fund - Service Class	4,453,861	4,313,631
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	4,428,649	1,732,403
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	133,617	53,693
LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class	205,639	141
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	7,585,062	4,741,327
LVIP Vanguard Domestic Equity ETF Fund - Service Class	4,838,725	1,589,506
LVIP Vanguard International Equity ETF Fund - Service Class	5,029,066	1,151,563
LVIP Wellington Capital Growth Fund - Service Class	2,388,064	1,222,642
LVIP Wellington Mid-Cap Value Fund - Service Class	1,176,877	1,266,758
LVIP Western Asset Core Bond Fund - Service Class	8,739,845	929,557
MFS® VIT Growth Series - Initial Class	5,204	17,627
MFS® VIT Growth Series - Service Class	3,874,844	1,970,217
MFS® VIT Total Return Series - Initial Class	13,306	108,557
MFS® VIT Total Return Series - Service Class	1,603,271	370,265
MFS® VIT Utilities Series - Initial Class	3,778	82,660
MFS® VIT Utilities Series - Service Class	918,968	2,226,349
MFS® VIT II Core Equity Portfolio - Service Class	20,896	2,065
MFS® VIT II International Value Portfolio - Service Class	270,279	285,062
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	209,146	40,131
Morgan Stanley VIF Growth Portfolio - Class II	91,741	6,159
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	116,275	422,293
Oppenheimer Global Fund/VA Service Shares	32,719	13,449
Oppenheimer International Growth Fund/VA Service Shares	529,100	121,015
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	126,247	25,453
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	102,227	103,941
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	333,036	221,063
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	173,834	105,678

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	$7,420	$22,061
Putnam VT Equity Income Fund - Class IB	1,097	1,563
Putnam VT George Putnam Balanced Fund - Class IB	1,173,494	302,238
Putnam VT Global Health Care Fund - Class IB	61,351	70,908
Putnam VT Income Fund - Class IB	97,164	24,715
Putnam VT Multi-Asset Absolute Return Fund - Class IB	230,139	19,332
QS Variable Conservative Growth - Class II	878,959	99,833
Rational Trend Aggregation VA Fund	1,741	1,277
SEI VP Market Plus Strategy Fund - Class III	884	68
Templeton Foreign VIP Fund - Class 4	40,084	116,713
Templeton Global Bond VIP Fund - Class 2	353,730	1,277,266
Templeton Global Bond VIP Fund - Class 4	536,937	134,376
Templeton Growth VIP Fund - Class 2	294,365	397,062
VanEck VIP Global Hard Assets Fund - Class S Shares	146,285	18,509
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	23,316	146,062
Virtus Rampart Equity Trend Series - Class A Shares	5,652	17,912

5. Investments

The following is a summary of investments owned at December 31, 2018:

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
AB VPS Global Thematic Growth Portfolio - Class B	75,766	$26.33	$1,994,907	$1,633,617
AB VPS Large Cap Growth Portfolio - Class B	6,533	48.91	319,552	311,829
AB VPS Small/Mid Cap Value Portfolio - Class B	519,005	16.75	8,693,338	9,845,739
ALPS/Alerian Energy Infrastructure Portfolio - Class III	23,646	7.57	179,000	241,971
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	12,814	11.07	141,853	165,315
ALPS/Stadion Core ETF Portfolio - Class III	125,278	11.01	1,379,310	1,479,633
ALPS/Stadion Tactical Growth Portfolio - Class III	34,870	10.82	377,289	387,040
American Century VP Balanced Fund - Class II	906,374	7.10	6,435,254	6,731,930
American Century VP Large Company Value Fund - Class II	108,145	13.59	1,469,693	1,632,638
American Funds Asset Allocation Fund - Class 1	208	21.29	4,434	4,510
American Funds Asset Allocation Fund - Class 4	369,347	20.99	7,752,597	8,125,975
American Funds Blue Chip Income and Growth Fund - Class 1	7,099	12.38	87,884	100,250
American Funds Blue Chip Income and Growth Fund - Class 4	69,902	12.19	852,105	944,560
American Funds Bond Fund - Class 1	4,080	10.47	42,719	44,926
American Funds Capital Income Builder® - Class 1	1,481	9.37	13,874	14,854
American Funds Capital Income Builder® - Class 4	142,654	9.35	1,333,815	1,407,328
American Funds Global Bond Fund - Class 1	4,487	11.42	51,236	52,436
American Funds Global Growth and Income Fund - Class 1	5,084	13.02	66,192	68,508
American Funds Global Growth Fund - Class 2	380,931	25.50	9,713,739	9,304,764
American Funds Global Growth Fund - Class 4	110,568	25.39	2,807,332	2,921,088
American Funds Global Small Capitalization Fund - Class 1	1,082	21.75	23,527	25,982
American Funds Global Small Capitalization Fund - Class 2	327,128	21.16	6,922,027	6,872,426
American Funds Global Small Capitalization Fund - Class 4	21,111	21.28	449,232	491,977
American Funds Growth Fund - Class 1	1,216	69.96	85,094	89,049
American Funds Growth Fund - Class 2	704,746	69.48	48,965,741	44,668,403
American Funds Growth Fund - Class 4	67,662	68.64	4,644,287	4,782,731
American Funds Growth-Income Fund - Class 1	3,653	45.39	165,798	177,660
American Funds Growth-Income Fund - Class 2	1,123,992	44.90	50,467,250	46,635,751
American Funds Growth-Income Fund - Class 4	73,146	44.47	3,252,788	3,457,665
American Funds High-Income Bond Fund - Class 1	3,878	9.34	36,221	39,936
American Funds International Fund - Class 1	5,304	17.66	93,672	106,167
American Funds International Fund - Class 2	987,087	17.60	17,372,732	18,296,469
American Funds International Fund - Class 4	136,440	17.40	2,374,052	2,572,157
American Funds International Growth and Income Fund - Class 1	2,229	15.35	34,214	36,737
American Funds Managed Risk Asset Allocation Fund - Class P2	1,192,861	12.22	14,576,763	14,880,254
American Funds Mortgage Fund - Class 4	25,330	10.19	258,115	268,464
American Funds New World Fund® - Class 1	1,802	20.98	37,806	39,244

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
American Funds New World Fund® - Class 4	54,840	$20.71	$1,135,731	$1,152,265
BlackRock Global Allocation V.I. Fund - Class I	1,954	15.19	29,685	32,143
BlackRock Global Allocation V.I. Fund - Class III	3,658,153	12.95	47,373,078	52,099,804
ClearBridge Variable Aggressive Growth Portfolio - Class II	26,596	22.73	604,521	722,700
ClearBridge Variable Large Cap Growth Portfolio - Class II	265,638	23.78	6,316,878	6,852,612
ClearBridge Variable Mid Cap Portfolio - Class II	102,243	17.17	1,755,506	1,980,995
Columbia VP Commodity Strategy Fund - Class 2	1,437	5.15	7,401	8,392
Columbia VP Emerging Markets Bond Fund - Class 2	7,743	9.00	69,684	77,000
Columbia VP Strategic Income Fund - Class 2	32,097	3.98	127,747	130,843
Delaware VIP® Diversified Income Series - Service Class	9,632,886	9.92	95,558,230	100,430,353
Delaware VIP® Diversified Income Series - Standard Class	13,199	9.99	131,853	138,509
Delaware VIP® Emerging Markets Series - Service Class	698,563	20.28	14,166,865	14,149,066
Delaware VIP® High Yield Series - Service Class	1,055,760	4.65	4,909,286	5,651,718
Delaware VIP® High Yield Series - Standard Class	44,922	4.67	209,784	229,944
Delaware VIP® Limited-Term Diversified Income Series - Service Class	4,344,483	9.53	41,402,921	42,655,858
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	1,950	9.59	18,698	19,203
Delaware VIP® REIT Series - Service Class	747,997	11.82	8,841,322	9,902,000
Delaware VIP® REIT Series - Standard Class	35,940	11.85	425,886	472,515
Delaware VIP® Small Cap Value Series - Service Class	540,576	32.58	17,611,967	19,325,922
Delaware VIP® Small Cap Value Series - Standard Class	13,915	32.76	455,865	529,695
Delaware VIP® Smid Cap Core Series - Service Class	460,897	17.52	8,074,921	10,932,990
Delaware VIP® Smid Cap Core Series - Standard Class	17,092	18.92	323,373	407,749
Delaware VIP® U.S. Growth Series - Service Class	675,201	9.24	6,238,858	6,731,714
Delaware VIP® Value Series - Service Class	440,844	28.20	12,431,805	12,040,104
Delaware VIP® Value Series - Standard Class	1,163	28.31	32,930	33,469
DWS Alternative Asset Allocation VIP Portfolio - Class A	1,308	12.10	15,833	17,542
DWS Alternative Asset Allocation VIP Portfolio - Class B	338,946	12.09	4,097,852	4,502,495
DWS Equity 500 Index VIP Portfolio - Class A	37,962	18.90	717,484	636,895
DWS Small Cap Index VIP Portfolio - Class A	20,300	14.97	303,889	293,881
Eaton Vance VT Floating-Rate Income Fund - Initial Class	191,160	8.92	1,705,147	1,765,726
Fidelity® VIP Contrafund® Portfolio - Service Class 2	1,547,951	31.31	48,466,332	47,713,450
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	75,701	11.64	881,161	967,585
Fidelity® VIP Growth Portfolio - Initial Class	3,285	63.12	207,349	223,846
Fidelity® VIP Growth Portfolio - Service Class 2	175,634	61.91	10,873,503	10,641,804
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,087,593	29.22	31,779,472	35,112,331
Fidelity® VIP Strategic Income Portfolio - Service Class 2	94,523	10.65	1,006,671	1,068,512
First Trust Dorsey Wright Tactical Core Portfolio - Class I	38,126	10.44	398,038	428,967
First Trust Multi Income Allocation Portfolio - Class I	29,163	10.17	296,587	312,688
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	830,052	12.82	10,641,265	11,116,616
Franklin Founding Funds Allocation VIP Fund - Class 4	68,464	6.46	442,275	506,906
Franklin Income VIP Fund - Class 2	1,764,611	14.74	26,010,366	26,868,057
Franklin Income VIP Fund - Class 4	261,439	15.08	3,942,504	4,136,630
Franklin Mutual Shares VIP Fund - Class 2	786,724	17.40	13,689,004	14,837,320
Franklin Mutual Shares VIP Fund - Class 4	72,629	17.55	1,274,630	1,480,678
Franklin Rising Dividends VIP Fund - Class 4	25,643	25.11	643,903	671,705
Franklin Small Cap Value VIP Fund - Class 4	12,388	14.96	185,332	236,831
Franklin Small-Mid Cap Growth VIP Fund - Class 4	25,968	15.81	410,559	456,260
Goldman Sachs VIT Government Money Market Fund - Service Shares	103,917	1.00	103,918	103,918
Goldman Sachs VIT Large Cap Value Fund - Service Shares	163,326	7.67	1,252,711	1,604,287
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	23,432	8.49	198,940	224,601
Guggenheim VT Long Short Equity	21,164	13.19	279,160	328,800
Guggenheim VT Multi-Hedge Strategies	5,805	23.57	136,835	139,132
Hartford Capital Appreciation HLS Fund - Class IC	12,617	39.54	498,885	583,647
Invesco V.I. American Franchise Fund - Series I Shares	1,568	57.15	89,624	69,545
Invesco V.I. American Franchise Fund - Series II Shares	1,598	54.90	87,712	99,798
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	68,376	9.34	638,634	732,760
Invesco V.I. Comstock Fund - Series II Shares	5,429	16.06	87,188	100,666
Invesco V.I. Core Equity Fund - Series I Shares	3,071	30.94	95,014	89,209
Invesco V.I. Diversified Dividend Fund - Series II Shares	27,048	23.54	636,710	682,701
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	452,682	17.29	7,826,878	8,555,242
Invesco V.I. Equity and Income Fund - Series II Shares	32,614	16.04	523,130	600,906

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Invesco V.I. International Growth Fund - Series I Shares	202	$32.98	$6,668	$7,652
Invesco V.I. International Growth Fund - Series II Shares	66,394	32.51	2,158,465	2,372,038
Ivy VIP Asset Strategy Portfolio - Class II	64,313	8.29	533,271	603,179
Ivy VIP Energy Portfolio - Class II	33,851	3.87	130,849	199,446
Ivy VIP High Income Portfolio - Class II	224,255	3.34	748,026	779,932
Ivy VIP Mid Cap Growth Portfolio - Class II	49,957	11.07	553,084	565,223
Ivy VIP Science and Technology Portfolio - Class II	57,796	21.84	1,262,125	1,460,949
Ivy VIP Small Cap Growth Portfolio - Class II	42,862	7.68	329,284	375,333
Janus Henderson Balanced Portfolio - Service Shares	19,803	35.59	704,779	579,563
Janus Henderson Enterprise Portfolio - Service Shares	4,410	62.99	277,801	219,830
Janus Henderson Global Research Portfolio - Service Shares	267	46.15	12,328	7,652
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	501,387	10.53	5,279,604	5,327,262
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	20,953	15.41	322,878	316,678
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	18,010	10.08	181,546	182,904
Lincoln iShares® Global Growth Allocation Fund - Standard Class	6,002	10.43	62,630	65,856
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	84,803	11.08	939,619	1,029,813
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	21,796	24.97	544,242	629,958
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	5,098	14.13	72,033	88,418
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	68,730	14.05	965,661	1,002,806
LVIP American Balanced Allocation Fund - Service Class	319,972	11.82	3,781,754	3,988,333
LVIP American Balanced Allocation Fund - Standard Class	625	11.82	7,392	8,209
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	2,512,596	11.75	29,515,465	31,383,402
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	264,611	11.01	2,913,097	3,003,998
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	738,709	11.69	8,636,251	8,566,164
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	18,542	11.69	216,794	199,935
LVIP American Global Growth Fund - Service Class II	502,296	17.11	8,593,777	9,047,819
LVIP American Global Small Capitalization Fund - Service Class II	214,489	13.74	2,947,083	3,039,836
LVIP American Growth Allocation Fund - Service Class	117,854	12.16	1,433,456	1,553,582
LVIP American Growth Fund - Service Class II	1,594,175	19.31	30,785,122	30,924,958
LVIP American Growth-Income Fund - Service Class II	1,554,339	18.86	29,311,730	29,855,003
LVIP American International Fund - Service Class II	913,928	12.89	11,776,876	12,920,302
LVIP American Preservation Fund - Service Class	17,544	9.70	170,176	171,515
LVIP Baron Growth Opportunities Fund - Service Class	259,283	45.34	11,755,106	11,257,877
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	3,638,780	18.76	68,259,883	66,006,442
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	7,896,994	9.91	78,267,111	80,890,110
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	2,120,188	10.84	22,976,481	23,101,853
LVIP BlackRock Inflation Protected Bond Fund - Service Class	5,549,196	9.71	53,882,691	58,247,329
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	1,896	9.71	18,409	19,470
LVIP BlackRock Scientific Allocation Fund - Service Class	27,898	11.89	331,682	414,828
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	2,366,495	11.22	26,554,442	26,316,461
LVIP Blended Core Equity Managed Volatility Fund - Service Class	1,874,246	11.85	22,200,443	20,630,198
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	372	11.85	4,404	3,948
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	1,672,390	32.02	53,556,607	55,604,583
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	4,161	32.69	136,035	125,700
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	2,942,671	14.56	42,848,235	37,751,371
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	299	15.02	4,485	3,634
LVIP Clarion Global Real Estate Fund - Service Class	694,933	8.37	5,814,502	5,890,978
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	1,200,971	9.69	11,641,010	12,092,177
LVIP Delaware Bond Fund - Service Class	13,347,937	13.06	174,270,662	183,536,631
LVIP Delaware Bond Fund - Standard Class	292,023	13.06	3,812,944	3,988,051
LVIP Delaware Diversified Floating Rate Fund - Service Class	5,210,887	9.83	51,202,170	52,690,416
LVIP Delaware Diversified Floating Rate Fund - Standard Class	5,925	9.83	58,247	59,924
LVIP Delaware Social Awareness Fund - Service Class	96,664	33.23	3,212,136	3,567,610
LVIP Delaware Social Awareness Fund - Standard Class	6,641	33.40	221,815	221,337
LVIP Delaware Special Opportunities Fund - Service Class	124,742	31.60	3,942,337	4,873,220
LVIP Delaware Wealth Builder Fund - Service Class	121,141	11.00	1,332,184	1,581,676
LVIP Delaware Wealth Builder Fund - Standard Class	11,394	11.02	125,507	153,907
LVIP Dimensional International Core Equity Fund - Service Class	440,203	9.29	4,087,286	4,845,912
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	2,991,741	8.89	26,584,610	29,615,608
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	232,622	28.39	6,603,893	7,401,268
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	147	28.53	4,182	4,491

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	502,011	$11.28	$5,662,682	$6,269,226
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	3,332,879	13.93	46,437,001	46,105,200
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	5,414,395	10.27	55,595,003	56,861,105
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	450	10.27	4,616	4,747
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class	2,664,695	12.10	32,229,485	31,571,633
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Standard Class	369	12.10	4,467	4,430
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	1,801,011	32.19	57,970,951	59,076,203
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	111,069	9.72	1,079,588	1,139,220
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	2,495,231	9.63	24,036,563	25,152,426
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	1,425	9.63	13,723	15,073
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	7,721	9.50	73,351	75,646
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	6,415,280	13.09	84,001,679	86,722,344
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	12,877	13.10	168,647	184,121
LVIP Global Growth Allocation Managed Risk Fund - Service Class	26,665,714	13.47	359,187,173	349,555,994
LVIP Global Income Fund - Service Class	2,932,367	11.01	32,291,225	33,300,946
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	24,718,999	13.85	342,308,690	336,996,439
LVIP Goldman Sachs Income Builder Fund - Service Class	85,095	9.39	798,869	844,521
LVIP Government Money Market Fund - Service Class	1,872,675	10.00	18,726,759	18,726,758
LVIP Government Money Market Fund - Standard Class	71,737	10.00	717,373	717,373
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	2,670,934	9.76	26,065,647	27,952,343
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	893,596	10.14	9,056,590	9,317,293
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	432	10.14	4,380	4,415
LVIP JPMorgan High Yield Fund - Service Class	986,649	9.89	9,756,968	10,740,787
LVIP JPMorgan Retirement Income Fund - Service Class	52,499	11.37	596,755	688,791
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	2,727,453	15.29	41,694,570	41,276,571
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	4,020	15.40	61,892	64,634
LVIP MFS International Equity Managed Volatility Fund - Service Class	3,014,868	10.38	31,282,268	31,601,164
LVIP MFS International Growth Fund - Service Class	516,419	16.04	8,282,838	7,859,704
LVIP MFS Value Fund - Service Class	577,263	36.78	21,230,569	19,987,242
LVIP Mondrian International Value Fund - Service Class	594,285	15.20	9,034,315	9,988,684
LVIP Mondrian International Value Fund - Standard Class	46,404	15.21	705,716	769,725
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	354,226	9.17	3,248,255	3,586,118
LVIP PIMCO Low Duration Bond Fund - Service Class	3,895,072	9.88	38,483,307	39,095,835
LVIP PIMCO Low Duration Bond Fund - Standard Class	476	9.88	4,707	4,795
LVIP SSGA Bond Index Fund - Service Class	4,447,940	10.89	48,415,827	50,222,338
LVIP SSGA Bond Index Fund - Standard Class	6,620	10.88	72,031	75,611
LVIP SSGA Conservative Index Allocation Fund - Service Class	587,795	12.16	7,145,237	7,185,719
LVIP SSGA Conservative Structured Allocation Fund - Service Class	794,913	10.98	8,730,534	9,062,170
LVIP SSGA Developed International 150 Fund - Service Class	844,664	7.45	6,296,128	7,175,589
LVIP SSGA Emerging Markets 100 Fund - Service Class	880,026	8.29	7,297,173	8,305,447
LVIP SSGA Emerging Markets 100 Fund - Standard Class	1,601	8.29	13,268	15,184
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	5,213,015	11.03	57,489,128	59,896,508
LVIP SSGA International Index Fund - Service Class	1,388,952	8.31	11,538,021	12,026,389
LVIP SSGA International Managed Volatility Fund - Service Class	2,920,265	8.56	25,003,304	25,484,798
LVIP SSGA Large Cap 100 Fund - Service Class	1,197,038	11.35	13,581,593	15,709,824
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	3,143,130	12.84	40,370,366	39,014,595
LVIP SSGA Mid-Cap Index Fund - Service Class	325,757	10.70	3,486,575	4,149,081
LVIP SSGA Moderate Index Allocation Fund - Service Class	2,202,668	13.36	29,425,445	29,800,454
LVIP SSGA Moderate Structured Allocation Fund - Service Class	4,266,038	11.66	49,720,671	51,077,234
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	1,020,042	13.66	13,937,859	13,888,718
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	2,074,154	12.01	24,908,513	25,910,285
LVIP SSGA S&P 500 Index Fund - Service Class	3,773,914	16.89	63,756,498	56,037,492
LVIP SSGA S&P 500 Index Fund - Standard Class	71,598	16.90	1,209,863	877,190
LVIP SSGA Short-Term Bond Index Fund - Service Class	214,787	10.02	2,152,814	2,160,000
LVIP SSGA Small-Cap Index Fund - Service Class	651,263	26.87	17,496,844	17,536,447
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	678,117	10.96	7,434,877	8,957,658
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	2,570	10.97	28,197	35,583
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	3,320,962	11.86	39,386,612	40,126,433
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	1,964	11.86	23,306	23,639

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP T. Rowe Price 2010 Fund - Service Class	32,693	$10.43	$341,085	$348,968
LVIP T. Rowe Price 2020 Fund - Service Class	6,939	10.46	72,555	71,532
LVIP T. Rowe Price 2030 Fund - Service Class	5,178	10.45	54,100	49,065
LVIP T. Rowe Price 2040 Fund - Service Class	2,536	9.83	24,928	29,821
LVIP T. Rowe Price Growth Stock Fund - Service Class	478,237	38.91	18,605,828	15,686,014
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	433,820	22.39	9,711,057	9,491,186
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	7,649	23.26	177,909	181,886
LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class	20,950	9.50	199,085	205,493
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	4,302,506	10.25	44,092,085	43,104,160
LVIP Vanguard Domestic Equity ETF Fund - Service Class	835,371	17.54	14,649,909	13,303,276
LVIP Vanguard International Equity ETF Fund - Service Class	954,731	9.64	9,204,563	10,028,763
LVIP Wellington Capital Growth Fund - Service Class	150,641	42.39	6,385,965	5,883,449
LVIP Wellington Mid-Cap Value Fund - Service Class	234,761	22.86	5,365,471	5,147,428
LVIP Western Asset Core Bond Fund - Service Class	1,141,098	9.41	10,741,156	11,052,841
MFS® VIT Growth Series - Initial Class	1,231	47.01	57,869	57,522
MFS® VIT Growth Series - Service Class	153,963	45.26	6,968,358	6,998,173
MFS® VIT Total Return Series - Initial Class	6,916	21.78	150,636	169,765
MFS® VIT Total Return Series - Service Class	227,586	21.38	4,865,795	5,344,407
MFS® VIT Utilities Series - Initial Class	5,802	29.38	170,471	175,626
MFS® VIT Utilities Series - Service Class	361,333	28.86	10,428,070	10,078,000
MFS® VIT II Core Equity Portfolio - Service Class	1,650	21.44	35,386	40,112
MFS® VIT II International Value Portfolio - Service Class	54,425	24.60	1,338,855	1,298,939
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	58,976	6.76	398,679	452,882
Morgan Stanley VIF Growth Portfolio - Class II	3,383	26.95	91,174	109,598
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	92,146	15.69	1,445,779	1,355,542
Oppenheimer Global Fund/VA Service Shares	5,974	37.53	224,205	198,980
Oppenheimer International Growth Fund/VA Service Shares	315,449	2.12	668,751	814,369
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	13,003	20.03	260,453	316,916
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	25,944	8.01	207,811	226,923
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	527,674	6.09	3,213,533	5,658,659
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	50,505	10.35	522,732	522,997
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	13,339	12.01	160,207	170,355
Putnam VT Equity Income Fund - Class IB	599	23.12	13,840	14,157
Putnam VT George Putnam Balanced Fund - Class IB	204,544	11.33	2,317,479	2,362,657
Putnam VT Global Health Care Fund - Class IB	20,808	13.44	279,666	329,893
Putnam VT Income Fund - Class IB	38,823	10.70	415,401	422,787
Putnam VT Multi-Asset Absolute Return Fund - Class IB	29,386	9.47	278,288	304,699
QS Variable Conservative Growth - Class II	63,228	13.21	835,236	920,299
Rational Trend Aggregation VA Fund	2,614	10.74	28,076	28,882
SEI VP Market Plus Strategy Fund - Class III	228	10.32	2,355	2,405
Templeton Foreign VIP Fund - Class 4	7,722	12.96	100,082	108,598
Templeton Global Bond VIP Fund - Class 2	381,651	16.83	6,423,189	6,564,401
Templeton Global Bond VIP Fund - Class 4	82,781	17.19	1,423,008	1,383,112
Templeton Growth VIP Fund - Class 2	121,313	12.21	1,481,232	1,645,177
VanEck VIP Global Hard Assets Fund - Class S Shares	10,375	16.37	169,836	231,932
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	45,076	8.72	393,063	421,084

6. Changes in Units Outstanding

The change in units outstanding for the year ended December 31, 2018, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Global Thematic Growth Portfolio - Class B	20,033	(29,438)	(9,405)
AB VPS Large Cap Growth Portfolio - Class B	737	(3,203)	(2,466)
AB VPS Small/Mid Cap Value Portfolio - Class B	38,581	(38,953)	(372)
ALPS/Alerian Energy Infrastructure Portfolio - Class III	627	(2,207)	(1,580)
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	6,489	(338)	6,151
ALPS/Stadion Core ETF Portfolio - Class III	82,388	(1,590)	80,798
ALPS/Stadion Tactical Growth Portfolio - Class III	22,419	(147)	22,272
American Century VP Balanced Fund - Class II	259,431	(22,048)	237,383

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
American Century VP Large Company Value Fund - Class II	141,004	(8,980)	132,024
American Funds Asset Allocation Fund - Class 1	6	(6)	—
American Funds Asset Allocation Fund - Class 4	190,338	(57,062)	133,276
American Funds Blue Chip Income and Growth Fund - Class 1	623	(1,043)	(420)
American Funds Blue Chip Income and Growth Fund - Class 4	15,728	(12,213)	3,515
American Funds Bond Fund - Class 1	505	(192)	313
American Funds Capital Income Builder® - Class 1	—	(678)	(678)
American Funds Capital Income Builder® - Class 4	25,964	(18,744)	7,220
American Funds Global Bond Fund - Class 1	1,382	(48)	1,334
American Funds Global Growth and Income Fund - Class 1	365	(33)	332
American Funds Global Growth Fund - Class 2	18,665	(75,389)	(56,724)
American Funds Global Growth Fund - Class 4	40,874	(12,714)	28,160
American Funds Global Small Capitalization Fund - Class 1	276	—	276
American Funds Global Small Capitalization Fund - Class 2	8,907	(49,272)	(40,365)
American Funds Global Small Capitalization Fund - Class 4	5,726	(2,647)	3,079
American Funds Growth Fund - Class 1	550	(39)	511
American Funds Growth Fund - Class 2	18,861	(306,325)	(287,464)
American Funds Growth Fund - Class 4	68,539	(26,807)	41,732
American Funds Growth-Income Fund - Class 1	1,198	(150)	1,048
American Funds Growth-Income Fund - Class 2	18,485	(355,105)	(336,620)
American Funds Growth-Income Fund - Class 4	55,324	(41,213)	14,111
American Funds High-Income Bond Fund - Class 1	804	—	804
American Funds International Fund - Class 1	564	(268)	296
American Funds International Fund - Class 2	41,909	(154,563)	(112,654)
American Funds International Fund - Class 4	60,414	(15,859)	44,555
American Funds International Growth and Income Fund - Class 1	804	—	804
American Funds Managed Risk Asset Allocation Fund - Class P1	—	(540)	(540)
American Funds Managed Risk Asset Allocation Fund - Class P2	331,196	(144,284)	186,912
American Funds Mortgage Fund - Class 4	1,413	(6,663)	(5,250)
American Funds New World Fund® - Class 1	645	(76)	569
American Funds New World Fund® - Class 4	12,754	(13,699)	(945)
BlackRock Global Allocation V.I. Fund - Class I	30	(6)	24
BlackRock Global Allocation V.I. Fund - Class III	151,358	(475,267)	(323,909)
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	82	(12,353)	(12,271)
ClearBridge Variable Aggressive Growth Portfolio - Class II	26,857	(2,062)	24,795
ClearBridge Variable Large Cap Growth Portfolio - Class II	553,904	(62,428)	491,476
ClearBridge Variable Mid Cap Portfolio - Class II	48,060	(24,822)	23,238
Columbia VP Commodity Strategy Fund - Class 2	—	(1)	(1)
Columbia VP Emerging Markets Bond Fund - Class 2	12,160	(17,745)	(5,585)
Columbia VP Strategic Income Fund - Class 2	1,003	(910)	93
Delaware VIP® Diversified Income Series - Service Class	725,680	(635,298)	90,382
Delaware VIP® Diversified Income Series - Standard Class	2,165	(738)	1,427
Delaware VIP® Emerging Markets Series - Service Class	143,889	(123,339)	20,550
Delaware VIP® High Yield Series - Service Class	5,776	(47,837)	(42,061)
Delaware VIP® High Yield Series - Standard Class	1,327	(6,906)	(5,579)
Delaware VIP® Limited-Term Diversified Income Series - Service Class	512,497	(630,451)	(117,954)
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	200	(86)	114
Delaware VIP® REIT Series - Service Class	29,587	(70,560)	(40,973)
Delaware VIP® REIT Series - Standard Class	35	(1,764)	(1,729)
Delaware VIP® Small Cap Value Series - Service Class	126,387	(99,982)	26,405
Delaware VIP® Small Cap Value Series - Standard Class	26	(3,179)	(3,153)
Delaware VIP® Smid Cap Core Series - Service Class	49,114	(74,329)	(25,215)
Delaware VIP® Smid Cap Core Series - Standard Class	273	(1,655)	(1,382)
Delaware VIP® U.S. Growth Series - Service Class	37,859	(37,275)	584
Delaware VIP® Value Series - Service Class	149,014	(115,585)	33,429
Delaware VIP® Value Series - Standard Class	3	(1,734)	(1,731)
DWS Alternative Asset Allocation VIP Portfolio - Class A	16	(11)	5
DWS Alternative Asset Allocation VIP Portfolio - Class B	32,999	(37,652)	(4,653)
DWS Equity 500 Index VIP Portfolio - Class A	5,419	(17,066)	(11,647)
DWS Small Cap Index VIP Portfolio - Class A	52	(332)	(280)
Eaton Vance VT Floating-Rate Income Fund - Initial Class	153,341	(27,471)	125,870
Fidelity® VIP Contrafund® Portfolio - Service Class 2	285,410	(181,448)	103,962

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	137,571	(91,426)	46,145
Fidelity® VIP Growth Portfolio - Initial Class	24	(2,436)	(2,412)
Fidelity® VIP Growth Portfolio - Service Class 2	100,467	(70,269)	30,198
Fidelity® VIP Mid Cap Portfolio - Service Class 2	183,438	(148,946)	34,492
Fidelity® VIP Strategic Income Portfolio - Service Class 2	33,464	(16,192)	17,272
First Trust Dorsey Wright Tactical Core Portfolio - Class I	12,206	(1,073)	11,133
First Trust Multi Income Allocation Portfolio - Class I	3,522	(1,070)	2,452
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	339,404	(16,080)	323,324
Franklin Founding Funds Allocation VIP Fund - Class 4	358	(3,751)	(3,393)
Franklin Income VIP Fund - Class 2	68,490	(227,617)	(159,127)
Franklin Income VIP Fund - Class 4	158,411	(26,853)	131,558
Franklin Mutual Shares VIP Fund - Class 2	27,677	(159,191)	(131,514)
Franklin Mutual Shares VIP Fund - Class 4	55,740	(4,086)	51,654
Franklin Rising Dividends VIP Fund - Class 4	4,278	(12,478)	(8,200)
Franklin Small Cap Value VIP Fund - Class 4	5,495	(305)	5,190
Franklin Small-Mid Cap Growth VIP Fund - Class 4	5,710	(1,186)	4,524
Goldman Sachs VIT Government Money Market Fund - Service Shares	1,585	(60,282)	(58,697)
Goldman Sachs VIT Large Cap Value Fund - Service Shares	2,387	(9,857)	(7,470)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	1,005	(784)	221
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	491	(11,704)	(11,213)
Guggenheim VT Long Short Equity	8,831	(5,139)	3,692
Guggenheim VT Multi-Hedge Strategies	184	(701)	(517)
Hartford Capital Appreciation HLS Fund - Class IC	6,415	(560)	5,855
Invesco V.I. American Franchise Fund - Series I Shares	107	(403)	(296)
Invesco V.I. American Franchise Fund - Series II Shares	4,176	—	4,176
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	21,443	(30,367)	(8,924)
Invesco V.I. Comstock Fund - Series II Shares	595	(660)	(65)
Invesco V.I. Core Equity Fund - Series I Shares	—	(1,438)	(1,438)
Invesco V.I. Diversified Dividend Fund - Series II Shares	1,230	(1,483)	(253)
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	333,879	(36,363)	297,516
Invesco V.I. Equity and Income Fund - Series II Shares	178	(7,879)	(7,701)
Invesco V.I. International Growth Fund - Series II Shares	81,092	(42,357)	38,735
Ivy VIP Asset Strategy Portfolio - Class II	14,881	(3,479)	11,402
Ivy VIP Energy Portfolio - Class II	10,425	(8,568)	1,857
Ivy VIP High Income Portfolio - Class II	10,076	(5,321)	4,755
Ivy VIP Micro Cap Growth Portfolio - Class II	6,703	(28,545)	(21,842)
Ivy VIP Mid Cap Growth Portfolio - Class II	31,496	(7,316)	24,180
Ivy VIP Science and Technology Portfolio - Class II	60,451	(18,646)	41,805
Ivy VIP Small Cap Growth Portfolio - Class II	27,742	(333)	27,409
Janus Henderson Balanced Portfolio - Service Shares	1,436	(4,983)	(3,547)
Janus Henderson Enterprise Portfolio - Service Shares	1,963	(3,293)	(1,330)
Janus Henderson Global Research Portfolio - Service Shares	19	(8)	11
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	285,527	(57,344)	228,183
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	10,101	(1,963)	8,138
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	4,172	(910)	3,262
Lincoln iShares® Global Growth Allocation Fund - Standard Class	—	(51)	(51)
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	37,596	(31,073)	6,523
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	37,246	(5,336)	31,910
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	18	(117)	(99)
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	36,623	(15,717)	20,906
LVIP American Balanced Allocation Fund - Service Class	25,070	(23,264)	1,806
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	574,811	(228,677)	346,134
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	82,539	(73,858)	8,681
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	—	(562)	(562)
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	88,769	(296,229)	(207,460)
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	—	(987)	(987)
LVIP American Global Growth Fund - Service Class II	157,846	(34,137)	123,709
LVIP American Global Small Capitalization Fund - Service Class II	33,810	(23,889)	9,921
LVIP American Growth Allocation Fund - Service Class	69,758	(18,067)	51,691
LVIP American Growth Fund - Service Class II	403,093	(141,280)	261,813
LVIP American Growth-Income Fund - Service Class II	437,684	(123,918)	313,766
LVIP American International Fund - Service Class II	358,010	(55,277)	302,733

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP American Preservation Fund - Service Class	10,737	(4,468)	6,269
LVIP Baron Growth Opportunities Fund - Service Class	138,375	(99,115)	39,260
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	791,395	(353,098)	438,297
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	482,934	(594,808)	(111,874)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	763,921	(120,180)	643,741
LVIP BlackRock Inflation Protected Bond Fund - Service Class	557,744	(614,447)	(56,703)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	45	(1,559)	(1,514)
LVIP BlackRock Multi-Asset Income Fund - Service Class	26	(42,786)	(42,760)
LVIP BlackRock Scientific Allocation Fund - Service Class	27,370	(4,651)	22,719
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	640,384	(121,577)	518,807
LVIP Blended Core Equity Managed Volatility Fund - Service Class	227,337	(171,167)	56,170
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	14	(32)	(18)
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	769,460	(168,471)	600,989
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	118	(2,563)	(2,445)
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	565,217	(317,915)	247,302
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	13	(21)	(8)
LVIP Clarion Global Real Estate Fund - Service Class	41,899	(88,095)	(46,196)
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	325,415	(87,726)	237,689
LVIP Delaware Bond Fund - Service Class	1,883,310	(1,024,773)	858,537
LVIP Delaware Bond Fund - Standard Class	8,094	(32,008)	(23,914)
LVIP Delaware Diversified Floating Rate Fund - Service Class	1,052,961	(753,250)	299,711
LVIP Delaware Diversified Floating Rate Fund - Standard Class	1,692	(1,627)	65
LVIP Delaware Social Awareness Fund - Service Class	26,653	(40,611)	(13,958)
LVIP Delaware Social Awareness Fund - Standard Class	29	(2,903)	(2,874)
LVIP Delaware Special Opportunities Fund - Service Class	75,868	(27,079)	48,789
LVIP Delaware Wealth Builder Fund - Service Class	11,676	(22,338)	(10,662)
LVIP Delaware Wealth Builder Fund - Standard Class	20	(1,048)	(1,028)
LVIP Dimensional International Core Equity Fund - Service Class	296,722	(36,518)	260,204
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	1,045,381	(130,738)	914,643
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	218,157	(34,546)	183,611
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	8	(12)	(4)
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	365,884	(51,014)	314,870
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	613,599	(273,762)	339,837
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	1,298,546	(475,576)	822,970
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	35	(48)	(13)
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class	161,640	(337,263)	(175,623)
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Standard Class	28	(30)	(2)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	758,885	(464,378)	294,507
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	48,246	(7,775)	40,471
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	237,899	(231,610)	6,289
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	7,619	—	7,619
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	164,942	(795,807)	(630,865)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	—	(658)	(658)
LVIP Global Growth Allocation Managed Risk Fund - Service Class	740,764	(2,979,598)	(2,238,834)
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	—	(406)	(406)
LVIP Global Income Fund - Service Class	206,586	(448,277)	(241,691)
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	518,949	(2,913,176)	(2,394,227)
LVIP Goldman Sachs Income Builder Fund - Service Class	57,113	(2,660)	54,453
LVIP Government Money Market Fund - Service Class	1,947,841	(1,332,466)	615,375
LVIP Government Money Market Fund - Standard Class	83,199	(103,081)	(19,882)
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	386,127	(406,748)	(20,621)
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	233,673	(87,120)	146,553
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	29	(27)	2
LVIP JPMorgan High Yield Fund - Service Class	185,174	(142,072)	43,102
LVIP JPMorgan Retirement Income Fund - Service Class	39,356	(4,662)	34,694
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	315,787	(307,005)	8,782
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	767	—	767
LVIP MFS International Equity Managed Volatility Fund - Service Class	1,002,214	(91,022)	911,192
LVIP MFS International Growth Fund - Service Class	209,395	(90,860)	118,535
LVIP MFS Value Fund - Service Class	240,119	(311,248)	(71,129)
LVIP Mondrian International Value Fund - Service Class	70,464	(91,374)	(20,910)
LVIP Mondrian International Value Fund - Standard Class	848	(5,238)	(4,390)

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	97,822	(27,024)	70,798
LVIP PIMCO Low Duration Bond Fund - Service Class	1,118,709	(434,482)	684,227
LVIP PIMCO Low Duration Bond Fund - Standard Class	45	(38)	7
LVIP SSGA Bond Index Fund - Service Class	429,138	(682,269)	(253,131)
LVIP SSGA Bond Index Fund - Standard Class	576	(1,642)	(1,066)
LVIP SSGA Conservative Index Allocation Fund - Service Class	107,013	(82,286)	24,727
LVIP SSGA Conservative Structured Allocation Fund - Service Class	28,932	(117,036)	(88,104)
LVIP SSGA Developed International 150 Fund - Service Class	122,282	(106,538)	15,744
LVIP SSGA Emerging Markets 100 Fund - Service Class	155,063	(126,432)	28,631
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	260,031	(680,267)	(420,236)
LVIP SSGA International Index Fund - Service Class	230,858	(124,329)	106,529
LVIP SSGA International Managed Volatility Fund - Service Class	279,322	(159,707)	119,615
LVIP SSGA Large Cap 100 Fund - Service Class	69,264	(124,577)	(55,313)
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	931,793	(193,215)	738,578
LVIP SSGA Mid-Cap Index Fund - Service Class	232,872	(39,969)	192,903
LVIP SSGA Moderate Index Allocation Fund - Service Class	724,790	(354,539)	370,251
LVIP SSGA Moderate Structured Allocation Fund - Service Class	367,867	(437,842)	(69,975)
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	361,907	(230,577)	131,330
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	187,039	(244,747)	(57,708)
LVIP SSGA S&P 500 Index Fund - Service Class	548,283	(344,276)	204,007
LVIP SSGA S&P 500 Index Fund - Standard Class	844	(6,966)	(6,122)
LVIP SSGA Short-Term Bond Index Fund - Service Class	311,788	(97,728)	214,060
LVIP SSGA Small-Cap Index Fund - Service Class	302,923	(142,161)	160,762
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	85,953	(52,924)	33,029
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	188	(127)	61
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	970,873	(185,059)	785,814
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	542	—	542
LVIP T. Rowe Price 2010 Fund - Service Class	6,368	(581)	5,787
LVIP T. Rowe Price 2020 Fund - Service Class	87	(12,870)	(12,783)
LVIP T. Rowe Price 2030 Fund - Service Class	—	(23)	(23)
LVIP T. Rowe Price 2040 Fund - Service Class	—	(87)	(87)
LVIP T. Rowe Price Growth Stock Fund - Service Class	125,180	(181,243)	(56,063)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	124,588	(50,511)	74,077
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	3,046	(1,200)	1,846
LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class	20,848	(2)	20,846
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	640,667	(391,530)	249,137
LVIP Vanguard Domestic Equity ETF Fund - Service Class	258,262	(70,216)	188,046
LVIP Vanguard International Equity ETF Fund - Service Class	407,035	(87,689)	319,346
LVIP Wellington Capital Growth Fund - Service Class	104,423	(49,650)	54,773
LVIP Wellington Mid-Cap Value Fund - Service Class	70,394	(80,079)	(9,685)
LVIP Western Asset Core Bond Fund - Service Class	848,941	(90,489)	758,452
MFS® VIT Growth Series - Initial Class	5	(853)	(848)
MFS® VIT Growth Series - Service Class	138,290	(71,516)	66,774
MFS® VIT Total Return Series - Initial Class	14	(4,564)	(4,550)
MFS® VIT Total Return Series - Service Class	73,171	(16,832)	56,339
MFS® VIT Utilities Series - Initial Class	13	(2,649)	(2,636)
MFS® VIT Utilities Series - Service Class	37,514	(80,978)	(43,464)
MFS® VIT II Core Equity Portfolio - Service Class	635	(64)	571
MFS® VIT II International Value Portfolio - Service Class	18,714	(22,890)	(4,176)
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	16,990	(3,303)	13,687
Morgan Stanley VIF Growth Portfolio - Class II	1,158	(136)	1,022
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	1,087	(12,261)	(11,174)
Oppenheimer Global Fund/VA Service Shares	579	(422)	157
Oppenheimer International Growth Fund/VA Service Shares	46,405	(11,520)	34,885
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	6,127	(1,549)	4,578
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	10,067	(10,519)	(452)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	36,093	(22,718)	13,375
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	15,631	(9,874)	5,757
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	69	(1,887)	(1,818)
Putnam VT Equity Income Fund - Class IB	15	(53)	(38)
Putnam VT George Putnam Balanced Fund - Class IB	102,113	(23,586)	78,527
Putnam VT Global Health Care Fund - Class IB	81	(5,799)	(5,718)

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Putnam VT Income Fund - Class IB	8,740	(2,156)	6,584
Putnam VT Multi-Asset Absolute Return Fund - Class IB	21,663	(1,571)	20,092
QS Variable Conservative Growth - Class II	78,547	(8,699)	69,848
Rational Trend Aggregation VA Fund	39	(63)	(24)
SEI VP Market Plus Strategy Fund - Class III	70	(4)	66
Templeton Foreign VIP Fund - Class 4	4,004	(12,279)	(8,275)
Templeton Global Bond VIP Fund - Class 2	23,090	(70,026)	(46,936)
Templeton Global Bond VIP Fund - Class 4	56,296	(12,323)	43,973
Templeton Growth VIP Fund - Class 2	5,575	(19,119)	(13,544)
VanEck VIP Global Hard Assets Fund - Class S Shares	22,310	(2,531)	19,779
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	676	(13,228)	(12,552)
Virtus Rampart Equity Trend Series - Class A Shares	—	(1,695)	(1,695)

The change in units outstanding for the year ended December 31, 2017, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Global Thematic Growth Portfolio - Class B	30,559	(26,274)	4,285
AB VPS Large Cap Growth Portfolio - Class B	4,918	(7,482)	(2,564)
AB VPS Small/Mid Cap Value Portfolio - Class B	44,155	(57,907)	(13,752)
ALPS/Alerian Energy Infrastructure Portfolio - Class III	13,914	(388)	13,526
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	4,136	(651)	3,485
ALPS/Stadion Core ETF Portfolio - Class III	58,254	(3,198)	55,056
ALPS/Stadion Tactical Growth Portfolio - Class III	9,817	(4,011)	5,806
American Century VP Balanced Fund - Class II	282,798	(67,495)	215,303
American Century VP Large Company Value Fund - Class II	26,476	(3,772)	22,704
American Funds Asset Allocation Fund - Class 1	44	(7)	37
American Funds Asset Allocation Fund - Class 4	172,929	(29,681)	143,248
American Funds Blue Chip Income and Growth Fund - Class 1	283	(688)	(405)
American Funds Blue Chip Income and Growth Fund - Class 4	18,625	(2,861)	15,764
American Funds Bond Fund - Class 1	746	(8)	738
American Funds Capital Income Builder® - Class 1	—	(129)	(129)
American Funds Capital Income Builder® - Class 4	24,970	(15,737)	9,233
American Funds Global Bond Fund - Class 1	965	(15)	950
American Funds Global Growth and Income Fund - Class 1	322	(195)	127
American Funds Global Growth Fund - Class 2	17,732	(87,923)	(70,191)
American Funds Global Growth Fund - Class 4	164,290	(1,423)	162,867
American Funds Global Small Capitalization Fund - Class 1	212	—	212
American Funds Global Small Capitalization Fund - Class 2	15,482	(56,763)	(41,281)
American Funds Global Small Capitalization Fund - Class 4	17,781	(932)	16,849
American Funds Growth Fund - Class 1	487	(35)	452
American Funds Growth Fund - Class 2	10,802	(402,514)	(391,712)
American Funds Growth Fund - Class 4	62,514	(12,725)	49,789
American Funds Growth-Income Fund - Class 1	896	(161)	735
American Funds Growth-Income Fund - Class 2	23,663	(404,411)	(380,748)
American Funds Growth-Income Fund - Class 4	55,993	(17,371)	38,622
American Funds High-Income Bond Fund - Class 1	568	—	568
American Funds International Fund - Class 1	185	(805)	(620)
American Funds International Fund - Class 2	31,088	(267,402)	(236,314)
American Funds International Fund - Class 4	49,457	(8,484)	40,973
American Funds International Growth and Income Fund - Class 1	582	—	582
American Funds Managed Risk Asset Allocation Fund - Class P2	288,971	(137,083)	151,888
American Funds Mortgage Fund - Class 4	6,498	(4,552)	1,946
American Funds New World Fund® - Class 1	323	(220)	103
American Funds New World Fund® - Class 4	42,472	(2,239)	40,233
BlackRock Global Allocation V.I. Fund - Class I	91	(89)	2
BlackRock Global Allocation V.I. Fund - Class III	213,749	(537,377)	(323,628)
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	4,066	(234)	3,832
ClearBridge Variable Aggressive Growth Portfolio - Class II	7,972	(1,443)	6,529
ClearBridge Variable Large Cap Growth Portfolio - Class II	82,376	(2,797)	79,579
ClearBridge Variable Mid Cap Portfolio - Class II	60,122	(15,558)	44,564
Columbia VP Commodity Strategy Fund - Class 2	834	—	834

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Columbia VP Emerging Markets Bond Fund - Class 2	12,707	—	12,707
Columbia VP Strategic Income Fund - Class 2	12,404	(31)	12,373
Delaware VIP® Diversified Income Series - Service Class	1,328,036	(433,258)	894,778
Delaware VIP® Diversified Income Series - Standard Class	1,618	(246)	1,372
Delaware VIP® Emerging Markets Series - Service Class	67,658	(214,976)	(147,318)
Delaware VIP® High Yield Series - Service Class	5,677	(57,238)	(51,561)
Delaware VIP® High Yield Series - Standard Class	516	(2,465)	(1,949)
Delaware VIP® Limited-Term Diversified Income Series - Service Class	810,932	(401,859)	409,073
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	334	—	334
Delaware VIP® REIT Series - Service Class	58,377	(61,612)	(3,235)
Delaware VIP® REIT Series - Standard Class	109	(1,703)	(1,594)
Delaware VIP® Small Cap Value Series - Service Class	117,701	(98,416)	19,285
Delaware VIP® Small Cap Value Series - Standard Class	1,491	(3,257)	(1,766)
Delaware VIP® Smid Cap Core Series - Service Class	17,676	(83,193)	(65,517)
Delaware VIP® Smid Cap Core Series - Standard Class	2,780	(7,007)	(4,227)
Delaware VIP® U.S. Growth Series - Service Class	20,569	(57,585)	(37,016)
Delaware VIP® Value Series - Service Class	116,191	(167,234)	(51,043)
Delaware VIP® Value Series - Standard Class	510	(884)	(374)
DWS Alternative Asset Allocation VIP Portfolio - Class A	17	(5)	12
DWS Alternative Asset Allocation VIP Portfolio - Class B	31,902	(26,053)	5,849
DWS Equity 500 Index VIP Portfolio - Class A	506	(15,260)	(14,754)
DWS Small Cap Index VIP Portfolio - Class A	1,607	(1,996)	(389)
Eaton Vance VT Floating-Rate Income Fund - Initial Class	7,330	(11,961)	(4,631)
Fidelity® VIP Contrafund® Portfolio - Service Class 2	178,256	(234,582)	(56,326)
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	38,976	(1,238)	37,738
Fidelity® VIP Growth Portfolio - Initial Class	435	(2,484)	(2,049)
Fidelity® VIP Growth Portfolio - Service Class 2	165,381	(181,679)	(16,298)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	141,064	(200,917)	(59,853)
Fidelity® VIP Strategic Income Portfolio - Service Class 2	41,871	(8,408)	33,463
First Trust Dorsey Wright Tactical Core Portfolio - Class I	26,622	(721)	25,901
First Trust Multi Income Allocation Portfolio - Class I	12,465	(329)	12,136
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	434,359	(5,737)	428,622
Franklin Founding Funds Allocation VIP Fund - Class 4	5	(625)	(620)
Franklin Income VIP Fund - Class 2	119,500	(263,856)	(144,356)
Franklin Income VIP Fund - Class 4	153,580	(24,938)	128,642
Franklin Mutual Shares VIP Fund - Class 2	47,470	(155,464)	(107,994)
Franklin Mutual Shares VIP Fund - Class 4	69,707	(13,971)	55,736
Franklin Rising Dividends VIP Fund - Class 4	11,979	(5,385)	6,594
Franklin Small Cap Value VIP Fund - Class 4	2,419	(1,712)	707
Franklin Small-Mid Cap Growth VIP Fund - Class 4	19,206	(7,433)	11,773
Goldman Sachs VIT Government Money Market Fund - Service Shares	37,876	(54,896)	(17,020)
Goldman Sachs VIT Large Cap Value Fund - Service Shares	2,445	(5,148)	(2,703)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	4,661	(414)	4,247
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	4,279	(92)	4,187
Guggenheim VT Long Short Equity	1,923	(189)	1,734
Guggenheim VT Multi-Hedge Strategies	701	(2,560)	(1,859)
Hartford Capital Appreciation HLS Fund - Class IC	5,201	(475)	4,726
Invesco V.I. American Franchise Fund - Series I Shares	798	(289)	509
Invesco V.I. American Franchise Fund - Series II Shares	2,088	(2,085)	3
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	23,707	(5,022)	18,685
Invesco V.I. Comstock Fund - Series II Shares	1,916	(919)	997
Invesco V.I. Core Equity Fund - Series I Shares	—	(1,706)	(1,706)
Invesco V.I. Core Equity Fund - Series II Shares	—	(53)	(53)
Invesco V.I. Diversified Dividend Fund - Series II Shares	17,035	(4,480)	12,555
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	370,567	(30,461)	340,106
Invesco V.I. Equity and Income Fund - Series II Shares	22,741	(5,187)	17,554
Invesco V.I. International Growth Fund - Series I Shares	—	(1,966)	(1,966)
Invesco V.I. International Growth Fund - Series II Shares	61,901	(27,079)	34,822
Ivy VIP Asset Strategy Portfolio - Class II	2,751	(5,198)	(2,447)
Ivy VIP Energy Portfolio - Class II	16,781	(1,081)	15,700
Ivy VIP High Income Portfolio - Class II	7,551	(12,186)	(4,635)
Ivy VIP Micro Cap Growth Portfolio - Class II	13,667	(285)	13,382

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Ivy VIP Mid Cap Growth Portfolio - Class II	4,446	(743)	3,703
Ivy VIP Science and Technology Portfolio - Class II	30,964	(1,549)	29,415
Janus Henderson Balanced Portfolio - Service Shares	1,407	(526)	881
Janus Henderson Enterprise Portfolio - Service Shares	419	(1,900)	(1,481)
Janus Henderson Global Research Portfolio - Service Shares	1	(29)	(28)
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	331,959	(18,676)	313,283
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	420	(5,481)	(5,061)
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	5,999	(4,045)	1,954
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2	153	(21,034)	(20,881)
Lincoln iShares® Global Growth Allocation Fund - Standard Class	5,962	(13)	5,949
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	49,736	(506)	49,230
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	2,957	(1,626)	1,331
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	76	(386)	(310)
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	37,053	(25,918)	11,135
LVIP American Balanced Allocation Fund - Service Class	95,020	(26,556)	68,464
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	954,622	(398,129)	556,493
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	37,128	(10,549)	26,579
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	265,583	(128,676)	136,907
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	875	(1,902)	(1,027)
LVIP American Global Growth Fund - Service Class II	98,837	(45,254)	53,583
LVIP American Global Small Capitalization Fund - Service Class II	21,044	(30,385)	(9,341)
LVIP American Growth Allocation Fund - Service Class	4,930	(874)	4,056
LVIP American Growth Fund - Service Class II	357,705	(101,913)	255,792
LVIP American Growth-Income Fund - Service Class II	318,501	(86,998)	231,503
LVIP American Income Allocation Fund - Standard Class	—	(4,572)	(4,572)
LVIP American International Fund - Service Class II	140,870	(84,741)	56,129
LVIP American Preservation Fund - Service Class	3,605	(3,344)	261
LVIP Baron Growth Opportunities Fund - Service Class	76,771	(83,356)	(6,585)
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	587,448	(335,575)	251,873
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	866,211	(860,095)	6,116
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	757,923	(138,046)	619,877
LVIP BlackRock Inflation Protected Bond Fund - Service Class	785,802	(331,464)	454,338
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	105	(3)	102
LVIP BlackRock Multi-Asset Income Fund - Service Class	12,673	(836)	11,837
LVIP BlackRock Scientific Allocation Fund - Service Class	5,603	(747)	4,856
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	1,166,799	(145,559)	1,021,240
LVIP Blended Core Equity Managed Volatility Fund - Service Class	399,449	(227,681)	171,768
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	7	(32)	(25)
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	439,539	(254,117)	185,422
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	5,384	(1,591)	3,793
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	330,263	(425,444)	(95,181)
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	41	(24)	17
LVIP Clarion Global Real Estate Fund - Service Class	74,211	(112,938)	(38,727)
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	354,704	(88,841)	265,863
LVIP Delaware Bond Fund - Service Class	2,338,329	(1,076,846)	1,261,483
LVIP Delaware Bond Fund - Standard Class	16,140	(35,111)	(18,971)
LVIP Delaware Diversified Floating Rate Fund - Service Class	1,101,774	(250,223)	851,551
LVIP Delaware Diversified Floating Rate Fund - Standard Class	1,178	—	1,178
LVIP Delaware Social Awareness Fund - Service Class	24,726	(34,045)	(9,319)
LVIP Delaware Social Awareness Fund - Standard Class	18	(2,230)	(2,212)
LVIP Delaware Special Opportunities Fund - Service Class	62,060	(54,582)	7,478
LVIP Delaware Wealth Builder Fund - Service Class	7,703	(16,998)	(9,295)
LVIP Delaware Wealth Builder Fund - Standard Class	9	(817)	(808)
LVIP Dimensional International Core Equity Fund - Service Class	152,478	(33,857)	118,621
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	545,799	(201,170)	344,629
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	105,773	(31,866)	73,907
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	31	(16)	15
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	165,586	(7,385)	158,201
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	918,809	(222,678)	696,131
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	1,139,976	(165,948)	974,028
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	41	(5)	36
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class	169,320	(404,202)	(234,882)

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Standard Class	6	(22)	(16)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	438,702	(667,935)	(229,233)
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	62,765	(16,714)	46,051
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	438,213	(193,081)	245,132
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	605,918	(1,219,156)	(613,238)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	—	(668)	(668)
LVIP Global Growth Allocation Managed Risk Fund - Service Class	840,150	(3,525,445)	(2,685,295)
LVIP Global Income Fund - Service Class	380,739	(163,987)	216,752
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	729,829	(3,345,135)	(2,615,306)
LVIP Goldman Sachs Income Builder Fund - Service Class	32,753	(13,020)	19,733
LVIP Government Money Market Fund - Service Class	1,101,655	(2,112,968)	(1,011,313)
LVIP Government Money Market Fund - Standard Class	29,800	(39,965)	(10,165)
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	738,970	(183,897)	555,073
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	125,926	(56,402)	69,524
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	15	(27)	(12)
LVIP JPMorgan High Yield Fund - Service Class	174,640	(148,872)	25,768
LVIP JPMorgan Retirement Income Fund - Service Class	17,457	(690)	16,767
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	542,582	(282,812)	259,770
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	555	—	555
LVIP MFS International Equity Managed Volatility Fund - Service Class	559,831	(221,232)	338,599
LVIP MFS International Growth Fund - Service Class	147,532	(108,555)	38,977
LVIP MFS Value Fund - Service Class	357,348	(279,010)	78,338
LVIP Mondrian International Value Fund - Service Class	41,094	(119,921)	(78,827)
LVIP Mondrian International Value Fund - Standard Class	233	(4,422)	(4,189)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	56,072	(35,459)	20,613
LVIP PIMCO Low Duration Bond Fund - Service Class	957,073	(802,122)	154,951
LVIP PIMCO Low Duration Bond Fund - Standard Class	116	(134)	(18)
LVIP SSGA Bond Index Fund - Service Class	659,367	(348,942)	310,425
LVIP SSGA Bond Index Fund - Standard Class	765	(463)	302
LVIP SSGA Conservative Index Allocation Fund - Service Class	107,665	(127,911)	(20,246)
LVIP SSGA Conservative Structured Allocation Fund - Service Class	111,685	(68,283)	43,402
LVIP SSGA Developed International 150 Fund - Service Class	70,776	(133,730)	(62,954)
LVIP SSGA Emerging Markets 100 Fund - Service Class	83,175	(112,282)	(29,107)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	305,296	(823,732)	(518,436)
LVIP SSGA International Index Fund - Service Class	147,262	(200,488)	(53,226)
LVIP SSGA International Managed Volatility Fund - Service Class	296,661	(388,376)	(91,715)
LVIP SSGA International Managed Volatility Fund - Standard Class	—	(203)	(203)
LVIP SSGA Large Cap 100 Fund - Service Class	119,598	(217,454)	(97,856)
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	650,762	(244,691)	406,071
LVIP SSGA Mid-Cap Index Fund - Service Class	144,997	(11,546)	133,451
LVIP SSGA Moderate Index Allocation Fund - Service Class	421,746	(120,487)	301,259
LVIP SSGA Moderate Structured Allocation Fund - Service Class	305,975	(407,779)	(101,804)
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	181,857	(242,403)	(60,546)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	391,011	(143,334)	247,677
LVIP SSGA S&P 500 Index Fund - Service Class	559,695	(380,325)	179,370
LVIP SSGA S&P 500 Index Fund - Standard Class	615	(18,972)	(18,357)
LVIP SSGA Small-Cap Index Fund - Service Class	168,551	(124,628)	43,923
LVIP SSGA Small-Cap Index Fund - Standard Class	—	(53)	(53)
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	86,786	(31,058)	55,728
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	213	(96)	117
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	726,997	(198,560)	528,437
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	410	(182)	228
LVIP T. Rowe Price 2010 Fund - Service Class	21	(5,842)	(5,821)
LVIP T. Rowe Price 2020 Fund - Service Class	158	(3,915)	(3,757)
LVIP T. Rowe Price 2030 Fund - Service Class	—	(8,941)	(8,941)
LVIP T. Rowe Price 2040 Fund - Service Class	—	(602)	(602)
LVIP T. Rowe Price Growth Stock Fund - Service Class	163,286	(166,317)	(3,031)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	58,891	(37,361)	21,530
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	14	(376)	(362)
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	830,067	(363,308)	466,759
LVIP Vanguard Domestic Equity ETF Fund - Service Class	170,457	(41,251)	129,206
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	—	(167)	(167)

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Vanguard International Equity ETF Fund - Service Class	188,136	(72,350)	115,786
LVIP Wellington Capital Growth Fund - Service Class	50,484	(72,877)	(22,393)
LVIP Wellington Mid-Cap Value Fund - Service Class	125,135	(79,780)	45,355
LVIP Western Asset Core Bond Fund - Service Class	673,738	(341,948)	331,790
MFS® VIT Growth Series - Initial Class	—	(474)	(474)
MFS® VIT Growth Series - Service Class	151,288	(141,242)	10,046
MFS® VIT Total Return Series - Initial Class	465	(6,899)	(6,434)
MFS® VIT Total Return Series - Service Class	191,726	(48,187)	143,539
MFS® VIT Utilities Series - Initial Class	177	(3,571)	(3,394)
MFS® VIT Utilities Series - Service Class	37,289	(61,259)	(23,970)
MFS® VIT II Core Equity Portfolio - Service Class	—	(369)	(369)
MFS® VIT II International Value Portfolio - Service Class	39,180	(18,673)	20,507
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	12,956	(1,195)	11,761
Morgan Stanley VIF Growth Portfolio - Class II	—	(149)	(149)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	3,731	(22,399)	(18,668)
Oppenheimer Global Fund/VA Service Shares	8	(1,683)	(1,675)
Oppenheimer International Growth Fund/VA Service Shares	15,627	(2,230)	13,397
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	11,931	(3,441)	8,490
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	10,595	(69)	10,526
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	41,460	(18,650)	22,810
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	449	(484)	(35)
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	11,748	(332)	11,416
Putnam VT Equity Income Fund - Class IB	796	(44)	752
Putnam VT George Putnam Balanced Fund - Class IB	135,338	(2,132)	133,206
Putnam VT Global Health Care Fund - Class IB	4,624	(2,017)	2,607
Putnam VT Growth & Income Fund - Class IB	1	(825)	(824)
Putnam VT Income Fund - Class IB	11,702	(4,934)	6,768
Putnam VT Multi-Asset Absolute Return Fund - Class IB	2,516	(75)	2,441
QS Variable Conservative Growth - Class II	14,828	(1,692)	13,136
Rational Trend Aggregation VA Fund	187	(25)	162
SEI VP Market Plus Strategy Fund - Class III	—	(6)	(6)
Templeton Foreign VIP Fund - Class 4	3,201	(175)	3,026
Templeton Global Bond VIP Fund - Class 2	43,854	(67,517)	(23,663)
Templeton Global Bond VIP Fund - Class 4	25,252	(4,161)	21,091
Templeton Growth VIP Fund - Class 2	7,669	(28,584)	(20,915)
VanEck VIP Global Hard Assets Fund - Class S Shares	8,630	(232)	8,398
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	31,411	(1,136)	30,275

7. Subsequent Events

Management evaluated subsequent events through the date these financial statements were issued and determined there were no additional matters to be disclosed.

Report of Independent Registered Public Accounting Firm

To the Stockholders and Board of Directors of Lincoln Life & Annuity Company of New York
and

Contract Owners of Lincoln New York Account N for Variable Annuities

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Lincoln New York Account N for Variable Annuities ("Variable Account"), as of December 31, 2018, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2018, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on each of the subaccounts' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Ernst & Young

We have served as the Variable Account's Auditor since 2004.
Philadelphia, Pennsylvania
April 16, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
AB VPS Global Thematic Growth Portfolio - Class B	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AB VPS Large Cap Growth Portfolio - Class B	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AB VPS Small/Mid Cap Value Portfolio - Class B	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ALPS/Alerian Energy Infrastructure Portfolio - Class III	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ALPS/Stadion Core ETF Portfolio - Class III	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ALPS/Stadion Tactical Growth Portfolio - Class III	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Century VP Balanced Fund - Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Century VP Large Company Value Fund - Class II	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from June 22, 2017 (commencement of operations) through December 31, 2017
American Funds Asset Allocation Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Asset Allocation Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Blue Chip Income and Growth Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Blue Chip Income and Growth Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Bond Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Capital Income Builder® - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Capital Income Builder® - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Global Bond Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Global Growth and Income Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Global Growth Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Global Growth Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Global Small Capitalization Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Global Small Capitalization Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Global Small Capitalization Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Growth Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
American Funds Growth Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Growth Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Growth-Income Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Growth-Income Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Growth-Income Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds High-Income Bond Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds International Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds International Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds International Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds International Growth and Income Fund - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Managed Risk Asset Allocation Fund - Class P1	Available fund with no money invested at December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Managed Risk Asset Allocation Fund - Class P2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds Mortgage Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds New World Fund® - Class 1	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
American Funds New World Fund® - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
BlackRock Global Allocation V.I. Fund - Class I	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
BlackRock Global Allocation V.I. Fund - Class III	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ClearBridge Variable Aggressive Growth Portfolio - Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ClearBridge Variable Large Cap Growth Portfolio - Class II	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from June 7, 2017 (commencement of operations) through December 31, 2017
ClearBridge Variable Mid Cap Portfolio - Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Columbia VP Commodity Strategy Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from December 4, 2017 (commencement of operations) through December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Columbia VP Emerging Markets Bond Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from June 26, 2017 (commencement of operations) through December 31, 2017
Columbia VP Strategic Income Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from January 18, 2017 (commencement of operations) through December 31, 2017
Delaware VIP® Diversified Income Series - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® Diversified Income Series - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® Emerging Markets Series - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® High Yield Series - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® High Yield Series - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® Limited-Term Diversified Income Series - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® REIT Series - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® REIT Series - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® Small Cap Value Series - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® Small Cap Value Series - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® Smid Cap Core Series - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® Smid Cap Core Series - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® U.S. Growth Series - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® Value Series - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Delaware VIP® Value Series - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DWS Alternative Asset Allocation VIP Portfolio - Class A	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DWS Alternative Asset Allocation VIP Portfolio - Class B	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DWS Equity 500 Index VIP Portfolio - Class A	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DWS Small Cap Index VIP Portfolio - Class A	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Eaton Vance VT Floating-Rate Income Fund - Initial Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Fidelity® VIP Contrafund® Portfolio - Service Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from February 22, 2017 (commencement of operations) through December 31, 2017
Fidelity® VIP Growth Portfolio - Initial Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Fidelity® VIP Growth Portfolio - Service Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Fidelity® VIP Mid Cap Portfolio - Service Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Fidelity® VIP Strategic Income Portfolio - Service Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
First Trust Dorsey Wright Tactical Core Portfolio - Class I	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
First Trust Multi Income Allocation Portfolio - Class I	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Franklin Founding Funds Allocation VIP Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Franklin Income VIP Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Franklin Income VIP Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Franklin Mutual Shares VIP Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Franklin Mutual Shares VIP Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Franklin Rising Dividends VIP Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Franklin Small Cap Value VIP Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Franklin Small-Mid Cap Growth VIP Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Goldman Sachs VIT Government Money Market Fund - Service Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Goldman Sachs VIT Large Cap Value Fund - Service Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Guggenheim VT Long Short Equity	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Guggenheim VT Multi-Hedge Strategies	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Hartford Capital Appreciation HLS Fund - Class IC	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. American Franchise Fund - Series I Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. American Franchise Fund - Series II Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. Comstock Fund - Series II Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. Core Equity Fund - Series I Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. Core Equity Fund - Series II Shares	Available fund with no money invested at December 31, 2018	Available fund with no activity in the Statements of Operations at December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. Diversified Dividend Fund - Series II Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. Equity and Income Fund - Series II Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. International Growth Fund - Series I Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Invesco V.I. International Growth Fund - Series II Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Ivy VIP Asset Strategy Portfolio - Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Ivy VIP Energy Portfolio - Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Ivy VIP High Income Portfolio - Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Ivy VIP Micro Cap Growth Portfolio - Class II	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Ivy VIP Mid Cap Growth Portfolio - Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Ivy VIP Science and Technology Portfolio - Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Ivy VIP Small Cap Growth Portfolio - Class II	As of December 31, 2018	For the period from November 2, 2018 (commencement of operations) through December 31, 2018	For the period from November 2, 2018 (commencement of operations) through December 31, 2018
Janus Henderson Balanced Portfolio - Service Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Janus Henderson Enterprise Portfolio - Service Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Janus Henderson Global Research Portfolio - Service Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from January 9, 2017 (commencement of operations) through December 31, 2017
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2017	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2017	For the year ended December 31, 2017
Lincoln iShares® Global Growth Allocation Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from September 27, 2017 (commencement of operations) through December 31, 2017
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Balanced Allocation Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Balanced Allocation Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	Available fund with no money invested at December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Global Growth Fund - Service Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Global Small Capitalization Fund - Service Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Growth Allocation Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP American Growth Fund - Service Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Growth-Income Fund - Service Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Income Allocation Fund - Standard Class	Available fund with no money invested at December 31, 2018	Available fund with no activity in the Statements of Operations at December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American International Fund - Service Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP American Preservation Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Baron Growth Opportunities Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP BlackRock Inflation Protected Bond Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP BlackRock Multi-Asset Income Fund - Service Class	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP BlackRock Scientific Allocation Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from July 7, 2017 (commencement of operations) through December 31, 2017
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Blended Core Equity Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Clarion Global Real Estate Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Delaware Bond Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Delaware Bond Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Delaware Diversified Floating Rate Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Delaware Diversified Floating Rate Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Delaware Social Awareness Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Delaware Social Awareness Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Delaware Special Opportunities Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Delaware Wealth Builder Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Delaware Wealth Builder Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Dimensional International Core Equity Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2018	For the period from December 11, 2018 (commencement of operations) through December 31, 2018	For the period from December 11, 2018 (commencement of operations) through December 31, 2018
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Global Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	Available fund with no money invested at December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Global Income Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Goldman Sachs Income Builder Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Government Money Market Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Government Money Market Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP JPMorgan High Yield Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP JPMorgan Retirement Income Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from May 25, 2017 (commencement of operations) through December 31, 2017
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP MFS International Equity Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP MFS International Growth Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP MFS Value Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Mondrian International Value Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Mondrian International Value Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP PIMCO Low Duration Bond Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP PIMCO Low Duration Bond Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Bond Index Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Bond Index Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Conservative Index Allocation Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Conservative Structured Allocation Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Developed International 150 Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Emerging Markets 100 Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Emerging Markets 100 Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA International Index Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA International Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA International Managed Volatility Fund - Standard Class	Available fund with no money invested at December 31, 2018	Available fund with no activity in the Statements of Operations at December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Large Cap 100 Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Mid-Cap Index Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from January 13, 2017 (commencement of operations) through December 31, 2017
LVIP SSGA Moderate Index Allocation Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Moderate Structured Allocation Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA S&P 500 Index Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP SSGA S&P 500 Index Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Short-Term Bond Index Fund - Service Class	As of December 31, 2018	For the period from June 1, 2018 (commencement of operations) through December 31, 2018	For the period from June 1, 2018 (commencement of operations) through December 31, 2018
LVIP SSGA Small-Cap Index Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Small-Cap Index Fund - Standard Class	Available fund with no money invested at December 31, 2018	Available fund with no activity in the Statements of Operations at December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP T. Rowe Price 2010 Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP T. Rowe Price 2020 Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP T. Rowe Price 2030 Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP T. Rowe Price 2040 Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP T. Rowe Price Growth Stock Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class	As of December 31, 2018	For the period from November 20, 2018 (commencement of operations) through December 31, 2018	For the period from November 20, 2018 (commencement of operations) through December 31, 2018
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Vanguard Domestic Equity ETF Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	Available fund with no money invested at December 31, 2018	Available fund with no activity in the Statements of Operations at December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Vanguard International Equity ETF Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Wellington Capital Growth Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Wellington Mid-Cap Value Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP Western Asset Core Bond Fund - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from May 26, 2017 (commencement of operations) through December 31, 2017
MFS® VIT Growth Series - Initial Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
MFS® VIT Growth Series - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
MFS® VIT Total Return Series - Initial Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
MFS® VIT Total Return Series - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
MFS® VIT Utilities Series - Initial Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
MFS® VIT Utilities Series - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
MFS® VIT II Core Equity Portfolio - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
MFS® VIT II International Value Portfolio - Service Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Morgan Stanley VIF Growth Portfolio - Class II	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Oppenheimer Global Fund/VA Service Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Oppenheimer International Growth Fund/VA Service Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Putnam VT Equity Income Fund - Class IB	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from May 12, 2017 (commencement of operations) through December 31, 2017
Putnam VT George Putnam Balanced Fund - Class IB	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from February 6, 2017 (commencement of operations) through December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Putnam VT Global Health Care Fund - Class IB	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Putnam VT Growth & Income Fund - Class IB	N/A - the fund merged into Putnam VT Equity Income Fund - Class IB during 2017	N/A - the fund merged into Putnam VT Equity Income Fund - Class IB during 2017	For the year ended December 31, 2017
Putnam VT Income Fund - Class IB	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Putnam VT Multi-Asset Absolute Return Fund - Class IB	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
QS Variable Conservative Growth - Class II	As of December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from June 23, 2017 (commencement of operations) through December 31, 2017
Rational Trend Aggregation VA Fund	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
SEI VP Market Plus Strategy Fund - Class III	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Templeton Foreign VIP Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Templeton Global Bond VIP Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Templeton Global Bond VIP Fund - Class 4	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Templeton Growth VIP Fund - Class 2	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
VanEck VIP Global Hard Assets Fund - Class S Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	As of December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Virtus Rampart Equity Trend Series - Class A Shares	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

Lincoln New York Account N for Variable Annuities
PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a) List of Financial Statements
1. Part A
The Table of Condensed Financial Information is included in Part A of this Registration Statement.
2. Part B
The following financial statements for the Variable Account are included in Part B of this Registration Statement:
Statement of Assets and Liabilities - December 31, 2018
Statement of Operations - Year ended December 31, 2018
Statements of Changes in Net Assets - Years ended December 31, 2018 and 2017
Notes to Financial Statements - December 31, 2018
Report of Independent Registered Public Accounting Firm
3. Part B
The following financial statements for Lincoln Life & Annuity Company of New York are included in Part B of this Registration Statement:
Balance Sheets - Years ended December 31, 2018 and 2017
Statements of Comprehensive Income (Loss) - Years ended December 31, 2018, 2017 and 2016
Statements of Stockholder’s Equity - Years ended December 31, 2018, 2017 and 2016
Statements of Cash Flows - Years ended December 31, 2018, 2017 and 2016
Notes to Financial Statements - December 31, 2018
Report of Independent Registered Public Accounting Firm
(b) List of Exhibits
(1)(a) Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.
(b) Amendment to that Certain Memorandum incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.
(2) Not Applicable
(3)(a) Principal Underwriting Agreement between Lincoln Financial Distributors, Inc. and Lincoln Life & Annuity Company of New York incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(b) Form of Broker-Dealer Selling Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-222786) filed on January 30, 2018.
(4)(a) Annuity Contract ((30070BNYL 5/03) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-141754) filed on April 14, 2004.
(b) Large Account Credit Rider (AR-568) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-193276) filed on January 10, 2014.
(c) Annuity Payment Option Rider (32147) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on April 8, 2001.
(d) Amendment for IRA Retirement Plan (AE-283) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-171096) filed on April 12, 2016.
(e) Amendment for Roth IRA Retirement Plan (AE-284) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-171096) filed on April 12, 2016.

(f) DCA Fixed Account Allocations (NYCPALGV 5/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-93875) filed on April 20, 2004.
(g) Variable Annuity Payment Option Rider (i4LA-NQ 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.
(h) Variable Annuity Payment Option Rider (i4LA-Q 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.
(i) Variable Annuity Amendment (AR-440 NY) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-171097) filed on November 5, 2013.
(j) Contract Amendment – Maturity Date (AR-554 10/14) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-181616) filed on April 8, 2015.
(5) Application (ANF06747NY3) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193276) filed on May 16, 2014.
(6) Amended and Restated By-laws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-175691) filed on July 21, 2011.
(7)(a) Automatic Indemnity Reinsurance Agreement dated December 31, 2007, Amended and Restated as of January 1, 2010 between Lincoln Life & Annuity Company of New York and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.
(b) Novation Agreement effective as of January 1, 2010 by and among Lincoln National Reinsurance Company (Barbados) Limited, Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.
(i) Amendments to Automatic Indemnity Reinsurance Agreement as novated incorporated herein by reference to Post-Effective Amendment No. 33 (File 333-141758) filed on April 12, 2018.
(ii) Amendment No. 4 to Automatic Indemnity Reinsurance Agreement as novated incorporated herein by reference to Post-Effective Amendment No. 33 (File 333-141758) filed on April 12, 2018.
(c) Automatic Indemnity Reinsurance Agreement dated January 1, 2018, between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited (for LNY products) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-141758) filed on April 24, 2019.
(d) Coinsurance and Modified Coinsurance Reinsurance Agreement dated January 1, 2018 between Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-141758) filed on April 24, 2019.
(8)(a) Accounting and Financial Administration Services Agreement dated January 1, 2019 among State Street Bank and Trust Company, The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York is incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(b) Fund Participation Agreements and Amendments between Lincoln Life & Annuity Company of New York and:
(i) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.
(ii) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.
(iii) ALPS Variable Investment Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193276) filed on April 29, 2015; amendment dated April 30, 2015 incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-193276) filed on April 15, 2016; amendments incorporated herein be reference to Post-Effective Amendment No. 2 (File No. 333-214111) filed on March 2, 2018.
(iv) American Century Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-141769) filed on April 9, 2018.
(v) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 22 on Form N-6 (File No. 333-155333) filed on April 3, 2017.
(vi) BlackRock Variable Series Funds, Inc. and BlackRock Variable Series Funds II, Inc. incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011; amendments incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.

(vii) Columbia Fund Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-212682) filed on April 11, 2017.
(viii) Columbia Fund Variable Insurance Trust II incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-212682) filed on April 11, 2017.
(ix) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.
(x) DWS Variable Series II incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xi) Eaton Vance Variable Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193276) filed on May 16, 2014.
(xii) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-141769) filed on April 9, 2018.
(xiii) First Trust Variable Insurance Trust and First Trust Portfolios, L.P. incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-193276) filed on April 15, 2016.
(xiv) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.
(xv) Goldman Sachs Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xvi) Hartford Funds Management Company, LLC, Harford Funds Distributors, LLC, and Hartford Administrative Services Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193276) filed on May 16, 2014.
(xvii) Ivy Funds Variable Insurance Products and Waddell & Reed, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193276) filed on May 16, 2014; amendment incorporated herein by reference to Post-Effective Amendment No. 19 on Form N-6 (File No. 333-141659) filed on April 4, 2017.
(xviii) JP Morgan Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 22 on Form N-6 (File No. 333-155333) filed on April 3, 2017.
(xix) Legg Mason Partners Variable Equity Trust incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-141769) filed on April 9, 2018.
(xx) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 20 on Form N-6 (File No. 333-155333) filed on April 1, 2016.
(xxi) Lord Abbott Series Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-145531) filed on April 9, 2009.
(xxii) MFS® Variable Insurance Trust I, II, and III incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015; amendments incorporated herein by reference to Post-Effective No. 23 (File No. 333-141769) filed on April 12, 2019. .
(xxiii) Oppenheimer Variable Account Funds incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.
(xxiv) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-141769) filed on April 9, 2018.
(xxv) Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 22 on Form N-6 (File No. 333-155333) filed on April 3, 2017.
(xxvi) Rydex Variable Trust and Guggenheimer Funds Distributors, LLC incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193276) filed on April 29, 2015.
(xxvii) SEI Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193276) filed on April 29, 2015.
(xxviii) The Universal Institutional Funds, Inc./Morgan Stanley incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.
(xxix) Van Eck VIP Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193276) filed on April 29, 2015.

(xxx) Virtus Variable Insurance Trust and First Trust Portfolios, L.P. incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193276) filed on April 29, 2015.
(c) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:
(i) AIM Variable Insurance Funds incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(ii) ALPS Variable Investment Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193276) filed on April 29, 2015.
(iii) American Century Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.
(iv) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(v) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.
(vi) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-145531) filed on March 30, 2012.
(vii) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(viii) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.
(vii) Guggenheim Funds Distributors, LLC incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193276) filed on May 16, 2014.
(x) Hartford Series Funds, Inc. and Hartford HLS Series Fund II, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193276) filed on May 16, 2014.
(xi) Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193276) filed on May 16, 2014.
(xii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.
(xiii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(xiv) Oppenheimer Variable Account Funds incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-145531) filed on April 9, 2009.
(xv) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(xvi) Van Eck Securities Corporation incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193276) filed on April 29, 2015.
(9) Opinion and Consent of Scott C. Durocher, Senior Counsel of The Lincoln National Life Insurance Company, as to legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193276) filed on May 16, 2014.
(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm filed herein.
(b) Power of Attorney - Principal Officers and Directors of Lincoln Life & Annuity Company of New York filed herein.
(11) Not Applicable
(12) Not Applicable
(13) Lincoln National Corporation Organizational Chart incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-222786) filed on May 14, 2018.

Item 25. Directors and Officers of the Depositor
The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to Lincoln New York Account N for Variable Annuities as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.
Name	Positions and Offices with Depositor
Ellen Cooper**	Executive Vice President, Chief Investment Officer and Director
Jeffrey D. Coutts**	Senior Vice President and Treasurer
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
Dennis R. Glass**	President and Director
Stephen B. Harris**	Senior Vice President and Chief Ethics and Compliance Officer
George W. Henderson, III Granville Capital 300 N. Greene Street Greensboro, NC 27401	Director
Christine Janofsky**	Senior Vice President, Chief Accounting Officer and Controller
Mark E. Konen 4901 Avenue G Austin, TX 78751	Director
M. Leanne Lachman 870 United Nations, Plaza, #19-E New York, NY 10017	Director
Louis G. Marcoccia Senior Vice President Syracuse University Crouse-Hinds Hall, Suite 620 900 S. Crouse Ave. Syracuse, NY 13244	Director
Patrick S. Pittard 20 Cates Ridge Atlanta, GA 30327	Director
Leon E. Roday**	Executive Vice President
Robert O. Sheppard*	Assistant Vice President, General Counsel and Secretary
Joseph D. Spada***	Vice President and Chief Compliance Officer for Separate Accounts
*Principal business address is 120 Madison Street, Suite 1310, Syracuse, NY 13202
**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
***Principal business address is 350 Church Street, Hartford, Connecticut 06096
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
See Exhibit 13 above: Lincoln National Corporation Organizational Chart.
Item 27. Number of Contractowners
As of February 28, 2019 there were 21,596 contract owners under Account N.
Item 28. Indemnification
a) Brief description of indemnification provisions.
In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in connection with suits by, or in the right of, Lincoln New York.
Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. 6 hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.
b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.
(b) Officers and Directors of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter
Andrew J. Bucklee*	Senior Vice President and Director
Patrick J. Caulfield**	Vice President, Chief Compliance Officer and Senior Counsel
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Wilford H. Fuller*	President, Chief Executive Officer and Director
John C. Kennedy*	Senior Vice President, Head of Retirement Solutions Distribution, and Director
Thomas P. O'Neill*	Senior Vice President and Chief Operating Officer
Christopher P. Potochar*	Senior Vice President and Director, Head of Finance and Strategy
Nancy A. Smith*	Secretary
*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal Business address is 350 Church Street, Hartford, CT 06103
(c) N/A
Item 30. Location of Accounts and Records
All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company (“Lincoln Life”), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105, to provide accounting services for the VAA.

Item 31. Management Services
Not Applicable.
Item 32. Undertakings
(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln New York at the address or phone number listed in the Prospectus.
(d) Lincoln Life & Annuity Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.
SIGNATURES
(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 12 to the Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 18th day of April, 2019.
Lincoln New York Account N for Variable Annuities (Registrant) Lincoln Investor Advantage®
By:	/s/Kimberly A. Genovese Kimberly A. Genovese Vice President, Lincoln Life & Annuity Company of New York (Title)
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK (Depositor)
By:	/s/Michelle L. Grindle Michelle L. Grindle Assistant Vice President, Lincoln Life & Annuity Company of New York (Title)
(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 18, 2019.

Signature	Title
*/s/ Dennis R. Glass Dennis R. Glass	President (Principal Executive Officer)
*/s/ Ellen Cooper Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
*/s/ Randal J. Freitag Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
*/s/ George W. Henderson, III George W. Henderson, III	Director
*/s/ Mark E. Konen Mark E. Konen	Director
*/s/ M. Leanne Lachman M. Leanne Lachman	Director
*/s/ Louis G. Marcoccia Louis G. Marcoccia	Director
*/s/ Patrick S. Pittard Patrick S. Pittard	Director
*By: /s/ Kimberly A. Genovese Kimberly A. Genovese	Pursuant to a Power of Attorney
B-8